UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders.

Semiannual Report

JUNE 30, 2016

Government Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
5	Financial Statements and Financial Highlights
9	Notes to Financial Statements
13	Government Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of the Government Money Market ProFund for the six months ended June 30, 2016.

Money market rates closely track the federal funds effective rate, which ranged from 0.25% to 0.69%, averaging 0.376% for the period.

Economic Growth Solid, Despite First-Quarter Hiccup

The U.S. economy grew 1.1% in the first quarter of 2016, down from growth of 1.4% in the fourth quarter of 2015. Business investment fell as the energy sector continues to suffer from depressed oil markets, and consumer spending grew at the slowest pace in two years. But recent jobs and inflation data point to sustained economic growth. While hiring has moderated from last year’s pace, average hourly earnings have been picking up. The unemployment rate was 4.9% in June, down slightly from 5.0% in December 2015.

The U.S. Federal Reserve announced at the June 2016 Federal Open Market Committee meeting that it expects economic activity to expand at a moderate pace and labor market indicators to strengthen. It also said it expects inflation to remain low in the near term, but rise to 2% over the medium term as the transitory effects of low energy and import prices dissipate and the labor market strengthens further. Against this backdrop, the committee decided to keep monetary policy accommodative and maintain the target range for the federal funds rate at 0.25% to 0.5%. The committee said that it will determine the timing and size of future adjustments to the federal funds rate based on realized and expected economic conditions relative to its objective of maximum employment and 2% inflation.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings
and Expense Examples

4 :: Government Money Market ProFund :: Allocation of Portfolio Holdings and Expense Examples :: June 30, 2016 (unaudited)

Investment Objective: The Government Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Government Money Market ProFund
Market Exposure

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio(a)	108%
Total Exposure	108%

Government Cash Management Portfolio
Asset Allocation(a)

Investment Type	% of Net Assets
Government & Agency Obligations:
U.S. Government Sponsored Agencies	52%
U.S. Treasury Obligations	12%
Repurchase Agreements	30%

(a)         The Government Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Government Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2016.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2016.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*	Ending Account Value 6/30/16	Expenses Paid During Period*
Government Money Market ProFund — Investor Class	0.42%	$1,000.00	$1,000.10	$2.09	$1,022.77	$2.11
Government Money Market ProFund — Service Class	0.42%	1,000.00	1,000.10	2.09	$1,022.77	2.11

*                 Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Financial Statements and
Financial Highlights

6 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Investment in Government Cash Management Portfolio, at value	$440,389,014
Receivable for capital shares issued	14,694,409
Receivable from Advisor	36,429
Prepaid expenses	53,004
TOTAL ASSETS	455,172,856

LIABILITIES:
Payable for capital shares redeemed	47,363,292
Administration fees payable	7,520
Trustee fees payable	116
Transfer agency fees payable	114,897
Fund accounting fees payable	5,000
Compliance services fees payable	2,030
Service fees payable	2,128
Other accrued expenses	14,634
TOTAL LIABILITIES	47,509,617
NET ASSETS	$407,663,239

NET ASSETS CONSIST OF:
Capital	$407,732,896
Accumulated net investment income	562
Accumulated net realized gains (losses) on investments	(70,219)
NET ASSETS	$407,663,239

INVESTOR CLASS:
Net Assets	$378,663,838
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	378,659,297
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$28,999,401
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	29,004,762
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Period Ended June 30, 2016

INVESTMENT INCOME:
Interest	$836,571	(a)
Expenses(b)	(221,307	)(a)
TOTAL INVESTMENT INCOME	615,264

EXPENSES:
Management services fees	661,337
Administration fees	51,473
Transfer agency fees	337,917
Administrative services fees	149,854
Registration and filing fees	54,364
Fund accounting fees	5,000
Trustee fees	4,890
Compliance services fees	1,650
Service fees	13,102
Other fees	80,985
Total Gross Expenses before reductions	1,360,572
Less Expenses reduced by the Advisor	(783,119)
TOTAL NET EXPENSES	577,453
NET INVESTMENT INCOME	37,811

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	29,983	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$67,794

(a)         Allocated from Government Cash Management Portfolio

(b)         For the six months ended June 30, 2016, the Advisor to the Government Cash Management Portfolio waived fees, of which $92,514 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 7

Statements of Changes in Net Assets

	Period Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$37,811	$87,479
Net realized gains (losses) on investments	29,983	8,860
Change in net assets resulting from operations	67,794	96,339
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(34,253)	(73,651)
Service Class	(3,455)	(14,440)
Change in net assets resulting from distributions	(37,708)	(88,091)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	2,711,049,384	6,071,803,014
Service Class	188,954,741	1,210,901,201
Distributions reinvested
Investor Class	34,253	71,951
Service Class	3,455	14,356
Value of shares redeemed
Investor Class	(2,754,988,601)	(5,977,426,241)
Service Class	(203,701,767)	(1,308,199,723)
Change in net assets resulting from capital transactions	(58,648,535)	(2,835,442)
Change in net assets	(58,618,449)	(2,827,194)
NET ASSETS:
Beginning of period	466,281,688	469,108,882
End of period	$407,663,239	$466,281,688
Accumulated net investment income	$562	$459
SHARE TRANSACTIONS:
Issued
Investor Class	2,711,048,912	6,071,803,037
Service Class	188,954,658	1,210,901,231
Reinvested
Investor Class	34,253	71,951
Service Class	3,455	14,356
Redeemed
Investor Class	(2,754,988,601)	(5,977,426,241)
Service Class	(203,701,767)	(1,308,199,723)
Change in shares	(58,649,090)	(2,835,389)

See accompanying notes to the financial statements.

8 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset	Investment Activities						Distributions to Shareholders From
	Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Total Distributions
Government Money Market ProFund
Investor Class
Six Months Ended June 30, 2016 (unaudited)	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2015	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2014	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2013	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2012	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2011	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Service Class
Six Months Ended June 30, 2016 (unaudited)	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2015	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2014	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2013	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2012	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2011	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Net Asset			Ratios to Average Net Assets			Supplemental Data
Value, End of Period	Total Return		Gross Expenses(a),(b),(c)	Net Expenses(a),(b),(d)	Net Investment Income(a),(b)	Net Assets, End of Period (000’s)

$1.000	0.01	%(f)	0.84%	0.42%	0.02%	$378,664
$1.000	0.02%		0.86%	0.23%	0.02%	$422,541
$1.000	0.02%		0.89%	0.17%	0.02%	$328,085
$1.000	0.02%		1.00%	0.19%	0.02%	$421,082
$1.000	0.02%		0.96%	0.26%	0.02%	$407,080
$1.000	0.02%		1.01%	0.23%	0.02%	$428,962

$1.000	0.01	%(f)	0.84%	0.42%	0.02%	$28,999
$1.000	0.02%		0.86%	0.23%	0.02%	$43,741
$1.000	0.02%		0.89%	0.17%	0.02%	$141,024
$1.000	0.02%		1.00%	0.19%	0.02%	$47,854
$1.000	0.02%		1.42%	0.26%	0.02%	$50,541
$1.000	0.02%		1.96%	0.23%	0.02%	$96,065

(a)         Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(b)         Annualized for periods of less than one year.

(c)          For the periods ended June 30, 2016, December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.05%, 0.03%, 0.03%, 0.02%, 0.03% and 0.01%, respectively.

(d)         The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

(e)          Amount is less than $0.0005.

(f)           Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Notes to Financial Statements

10 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2016 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund (formerly known as Money Market ProFund), (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (formerly known as Cash Management Portfolio) (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of June 30, 2016, the percentage of the Portfolio’s interests owned by the ProFund was 4.3%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs

June 30, 2016 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 11

used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•        Level 1 — quoted prices in active markets for identical assets

•        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•        Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of June 30, 2016, the ProFund’s $ 440,389,014 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2016.

4. Fees and Transactions with Affiliates and Related Parties

ProFunds Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

FIS Investor Services LLC (“FIS”) (formerly known as SunGard Investor Services LLC) acts as the Trust’s transfer agent. For these services, the Trust pays FIS a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Distribution and Service Fees were suspended throughout the period ended June 30, 2016. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $171,278 for the period ended June 30, 2016.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2016, actual Trustee compensation was $ 295,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2017 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by

12 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2016 (unaudited)

the Advisor during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2016, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Total
Government Money Market Pro Fund — Investor Class	$3,668,194	$2,670,884	$2,404,099	$283,785	$9,026,962

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follow:

	Ordinary Income	Total Distributions Paid
December 31, 2015
Government Money Market ProFund	$88,091	$88,091
December 31, 2014
Government Money Market ProFund	$84,976	$84,976

As of the most recent tax year ended December 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government Money Market ProFund	$459	$—	$—	$(100,202)	$—	$(99,743)

As of the most recent tax year ended December 31, 2015, the ProFund had net capital loss carryforwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term.

CLCFs subject to expiration:

Expires 12/31/16
Government Money Market ProFund	$100,202

The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or expires. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year.

6. Additional Information and Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund and the Portfolio are required to comply with money market fund reform by the specified compliance dates in 2016.

As a result, each of the Funds’ Boards has approved changes for the Funds to operate as government money market funds. The Funds, as government money market funds, will not be required to implement liquidity fees and redemption gates. A government money market fund is required to invest at least 99.5% of the fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Funds to operate as government money market funds, each of the Boards approved revisions to each Fund’s investment policy relating to concentration (the “Concentration Policy”) such that the Funds would no longer be required to invest more than 25% of their total assets in obligations of banks and other financial institutions. This revision to the Concentration Policy and name change to Government Money Market ProFund were approved by shareholders at a special shareholders meeting on January 28, 2016 and took effect on May 2, 2016.

7. Special Meeting of the Shareholders

A special shareholders meeting for the ProFund was held on January 28, 2016, in which the following was approved:

(1)         Revisions to the investment policy of the ProFund relating to concentration (the “Concentration Policy”) such that the ProFund would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions.

(2)         A name change from Money Market ProFund to Government Money Market ProFund.

The table below indicates the voting results:

Shares Voted:
For	Against	Abstained
213,356,511	21,080,442	13,352,665

Government Cash Management Portfolio

14 :: Government Cash Management Portfolio :: Investment Portfolio :: June 30, 2016 (unaudited)

(The following financial statements of the Government
Cash Management Portfolio should be read in conjunction
with the Fund’s financial statements.)

June 30, 2016 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 15

Investment Portfolio

Government & Agency Obligations 64.5%

U.S. Government Sponsored Agencies 52.3%

	Principal Amount	Value
Federal Farm Credit Bank:
0.46%*, 6/20/2017	$75,000,000	$75,000,000
0.517%*, 2/8/2017	15,000,000	15,000,000
0.522%*, 3/8/2017	40,000,000	39,998,548
0.523%*, 3/22/2017	94,000,000	93,996,391
0.529%*, 2/28/2017	130,000,000	129,997,759
0.558%*, 9/21/2017	80,000,000	80,000,000
0.568%*, 6/20/2018	40,000,000	40,000,000
0.574%*, 10/27/2017	100,000,000	100,000,000
0.617%*, 3/8/2018	30,000,000	29,997,391
Federal Home Loan Bank:
0.285%**, 7/7/2016	23,000,000	22,998,927
0.285%**, 7/14/2016	100,000,000	99,989,889
0.29%**, 7/6/2016	256,669,000	256,658,840
0.317%**, 8/5/2016	50,000,000	49,984,833
0.32%**, 8/10/2016	50,000,000	49,982,500
0.325%**, 8/1/2016	48,000,000	47,986,773
0.335%**, 8/2/2016	61,213,000	61,195,044
0.346%**, 7/29/2016	43,000,000	42,988,629
0.346%**, 8/15/2016	34,000,000	33,985,550
0.351%**, 7/8/2016	100,000,000	99,993,292
0.356%**, 7/13/2016	89,172,000	89,161,597
0.356%**, 7/15/2016	274,000,000	273,962,706
0.356%**, 7/18/2016	85,000,000	84,985,951
0.371%**, 8/4/2016	97,835,000	97,801,274
0.396%**, 9/7/2016	25,000,000	24,981,583
0.397%**, 7/15/2016	25,000,000	24,996,208
0.405%**, 9/7/2016	74,000,000	73,944,369
0.405%**, 9/9/2016	150,000,000	149,883,917
0.407%**, 7/1/2016	80,000,000	80,000,000
0.407%**, 7/11/2016	25,000,000	24,997,222
0.407%**, 9/9/2016	90,000,000	89,930,000
0.407%**, 9/21/2016	40,000,000	39,963,556
0.423%*, 8/26/2016	25,000,000	25,000,000
0.427%**, 7/12/2016	20,000,000	19,997,433
0.427%**, 9/26/2016	65,000,000	64,934,024
0.427%**, 9/27/2016	188,000,000	187,806,987
0.437%**, 10/31/2016	25,000,000	24,963,569
0.438%*, 8/18/2017	160,000,000	159,735,877
0.45%, 10/7/2016	35,000,000	34,997,870
0.458%**, 10/3/2016	50,000,000	49,941,250
0.458%**, 10/25/2016	150,000,000	149,782,500
0.458%**, 11/21/2016	20,000,000	19,964,250
0.46%*, 10/7/2016	7,500,000	7,500,000
0.463%**, 10/25/2016	150,000,000	149,780,084
0.472%**, 10/28/2016	50,000,000	49,923,311
0.473%**, 10/26/2016	60,000,000	59,909,325
0.485%**, 10/14/2016	248,750,000	248,403,927
0.507%*, 7/13/2016	40,600,000	40,600,000
0.517%*, 5/8/2017	25,000,000	25,000,000
0.518%*, 11/18/2016	50,000,000	50,000,000
0.522%*, 10/13/2016	200,000,000	199,996,915
0.528%*, 11/17/2017	126,550,000	126,490,218
0.554%*, 4/5/2017	100,000,000	100,000,000
0.558%*, 10/30/2017	50,000,000	49,997,040
0.559%**, 8/22/2016	15,000,000	14,988,083
0.572%*, 2/8/2017	85,000,000	84,997,506
0.644%*, 8/28/2017	285,000,000	284,966,717
Federal Home Loan Mortgage Corp.:
0.376%**, 10/4/2016	100,000,000	99,902,361
0.447%**, 11/2/2016	30,000,000	29,954,533
0.564%*, 12/21/2017	133,500,000	133,500,000
0.578%*, 7/21/2017	60,000,000	59,993,489
0.681%*, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.336%**, 10/4/2016	135,000,000	134,882,438
0.468%*, 7/20/2017	80,000,000	79,995,737
0.594%*, 3/21/2018	100,000,000	100,031,268
0.597%*, 12/20/2017	40,000,000	40,000,000
		5,397,299,461
U.S. Treasury Obligations 12.2%
U.S. Treasury Bills:
0.286%**, 9/8/2016	200,000,000	199,892,283
0.29%**, 9/8/2016	156,710,000	156,624,397
0.346%**, 10/13/2016	100,000,000	99,901,778
0.356%**, 8/25/2016	100,000,000	99,946,528
U.S. Treasury Floating Rate Notes:
0.313%*, 10/31/2016	425,000,000	425,050,820
0.33%*, 7/31/2016	150,000,000	150,004,825
0.334%*, 4/30/2017	25,000,000	24,978,811
U.S. Treasury Notes,
0.875%, 9/15/2016	98,500,000	98,607,082
		1,255,006,524
Total Government & Agency Obligations (Cost $6,652,305,985)		6,652,305,985

Repurchase Agreements 29.6%
Federal Reserve Bank of New York, 0.25%, dated 6/30/2016, to be repurchased at $2,300,015,972 on 7/1/2016(a)	2,300,000,000	2,300,000,000
HSBC Securities, Inc., 0.32%, dated 6/30/2016, to be repurchased at $50,000,444 on 7/1/2016(b)	50,000,000	50,000,000
HSBC Securities, Inc., 0.36%, dated 6/30/2016, to be repurchased at $50,000,500 on 7/1/2016(c)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.42%, dated 6/30/2016, to be repurchased at $142,701,665 on 7/1/2016(d)	142,700,000	142,700,000
Nomura Securities International, 0.42%, dated 6/30/2016, to be repurchased at $350,004,083 on 7/1/2016(e)	350,000,000	350,000,000
Wells Fargo Bank, 0.43%, dated 6/30/2016, to be repurchased at $166,001,983 on 7/1/2016(f)	166,000,000	166,000,000
Total Repurchase Agreements (Cost $3,058,700,000)		3,058,700,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $9,711,005,985)[	94.1	9,711,005,985
Other Assets and Liabilities, Net	5.9	605,021,147
Net Assets	100.0	$10,316,027,132

*                 Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.

**          Annualized yield at time of purchase; not a coupon rate.

[                    The cost for federal income tax purposes was $9,711,005,985.

16 :: Government Cash Management Portfolio :: Investment Portfolio :: June 30, 2016 (unaudited)

(a)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,118,448,400	U.S. Treasury Notes	1.375–3.125	12/31/2018–8/15/2022	2,299,996,803
12,700	U.S. Treasury Bond	4.75	2/15/2037	19,178
Total Collateral Value				2,300,015,981

(b)         Collateralized by $96,410,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 5/15/2043 with a value of $51,000,894.

(c)          Collateralized by $96,410,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 5/15/2043 with a value of $51,000,894.

(d)         Collateralized by $121,934,600 U.S. Treasury Bond, 3.125%, maturing on 8/15/2044 with a value of $145,554,042.

(e)          Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,337,313	Federal Home Loan Mortgage Corp.	3.5–5.0	1/1/2021–7/1/2046	9,882,639
236,308,903	Federal National Mortgage Association	1.75–7.5	12/13/2019–7/1/2046	242,880,062
50,821,104	Government National Mortgage Association	2.5–8.5	4/15/2027–5/15/2046	55,205,933
48,998,600	U.S. Treasury Note	0.5	4/30/2017	49,031,566
Total Collateral Value				357,000,200

(f)           Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,758,702	Federal Home Loan Mortgage Corp.	2.537–2.659	5/1/2026–6/1/2046	24,661,662
139,153,955	Federal National Mortgage Association	2.57–3.5	6/1/2026–6/1/2046	144,658,339
Total Collateral Value				169,320,001

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(g)	$—	$6,652,305,985	$—	$6,652,305,985
Repurchase Agreements	$—	$3,058,700,000	$—	$3,058,700,000
Total	$—	$9,711,005,985	$—	$9,711,005,985

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(g)          See Investment Portfolio for additional detailed categorizations.

Financial Statements :: Government Cash Management Portfolio :: 17

Statement of Assets and Liabilities (unaudited)
as of June 30, 2016

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$6,652,305,985
Repurchase agreements, valued at amortized cost	3,058,700,000
Investments in securities, at value (cost $9,711,005,985)	9,711,005,985
Cash	604,168,600
Interest receivable	1,559,441
Other assets	97,325
TOTAL ASSETS	10,316,831,351
LIABILITIES:
Accrued management fee	275,527
Accrued Trustees’ fees	7,052
Other accrued expenses and payables	521,640
TOTAL LIABILITIES	804,219
NET ASSETS, AT VALUE	$10,316,027,132

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Income:
Interest	$31,626,723
EXPENSES:
Management fee	8,665,894
Administration fee	2,123,197
Custodian fee	106,369
Professional fees	143,249
Reports to shareholders	14,476
Trustees’ fees and expenses	489,540
Other	220,524
Total expenses before expense reductions	11,763,249
Expense reductions	(3,358,652)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	8,404,597
NET INVESTMENT INCOME	23,222,126
Net realized gain (loss) from investments	935,920
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,158,046

See accompanying notes to the financial statements.

18 :: Government Cash Management Portfolio :: Financial Statements

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,222,126	$21,078,050
Net realized gain (loss)	935,920	452,645
Net increase (decrease) in net assets resulting from operations	24,158,046	21,530,695
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	26,416,694,590	317,351,519,324
Value of capital withdrawn	(34,145,857,572)	(319,269,518,924)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(7,729,162,982)	(1,917,999,600)
INCREASE (DECREASE) IN NET ASSETS	(7,705,004,936)	(1,896,468,905)
Net assets at beginning of period	18,021,032,068	19,917,500,973
Net assets at end of period	$10,316,027,132	$18,021,032,068

See accompanying notes to the financial statements.

Financial Highlights :: Government Cash Management Portfolio :: 19

	Six Months Ended 6/30/16 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	10,316		18,021	19,918	20,214	24,810	20,784
Ratio of expenses before expense reductions (%)	.17	*	.17	.17	.16	.17	.16
Ratio of expenses after expense reductions (%)	.12	*	.14	.14	.14	.14	.15
Ratio of net investment income (%)	.33	*	.11	.05	.08	.14	.10
Total Return (%)(a),(b)	.16	**	.11	.05	.08	.14	.11

(a)              Total return would have been lower had certain expenses not been reduced.

(b)              Total return for the Portfolio was derived from the performance of Deutsche Government Cash Reserves Fund Institutional.

*                      Annualized

**               Not annualized

See accompanying notes to the financial statements.

20 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2016 (unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (formerly Cash Management Portfolio) (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2016, Deutsche Government Cash Management Fund, Deutsche Government Cash Reserves Fund Institutional, Deutsche Government Series and Deutsche Government Money Market Series owned approximately 13%, 10%, 8% and 65%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of June 30, 2016, the Portfolio held repurchase agreements with a gross value of $3,058,700,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

June 30, 2016 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 21

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

For the period from January 1, 2016 through April 30, 2016, under the Investment Management Agreement, the Portfolio paid the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

Effective May 1, 2016, under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

For the period from January 1, 2016 through February 28, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets.

For the period from February 29, 2016 through May 19, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.11% of the Portfolio’s average daily net assets.

Effective May 20, 2016 through June 30, 2016, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2016, the Advisor waived a portion of its management fee aggregating $3,358,652, and the amount charged aggregated $5,307,242, which was equivalent to an annualized effective rate of 0.07%.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $2,123,197, of which $269,605 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2016, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $762, of which $515 is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates

The Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended June 30, 2016, the Portfolio engaged in securities purchases of $112,570,000 and securities sales of $47,775,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2016.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO0616

Semiannual Report

JUNE 30, 2016

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

Dow 30

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short NASDAQ-100

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Government Money Market

Table of Contents

1	Message from the Chairman
3	Financial Statements and Financial Highlights
4	ProFund VP Bull
14	ProFund VP Mid-Cap
18	ProFund VP Small-Cap
38	ProFund VP Dow 30
42	ProFund VP NASDAQ-100
48	ProFund VP Large-Cap Value
56	ProFund VP Large-Cap Growth
64	ProFund VP Mid-Cap Value
72	ProFund VP Mid-Cap Growth
79	ProFund VP Small-Cap Value
89	ProFund VP Small-Cap Growth
97	ProFund VP Asia 30
102	ProFund VP Europe 30
107	ProFund VP International
111	ProFund VP Emerging Markets
117	ProFund VP Japan
121	ProFund VP UltraBull
131	ProFund VP UltraMid-Cap
141	ProFund VP UltraSmall-Cap
161	ProFund VP UltraNASDAQ-100
167	ProFund VP Bear
171	ProFund VP Short Mid-Cap
175	ProFund VP Short Small-Cap
179	ProFund VP Short Dow 30
183	ProFund VP Short NASDAQ-100
187	ProFund VP Short International
191	ProFund VP Short Emerging Markets
195	ProFund VP UltraShort Dow 30
199	ProFund VP UltraShort NASDAQ-100
203	ProFund VP Banks
208	ProFund VP Basic Materials
213	ProFund VP Biotechnology
218	ProFund VP Consumer Goods
223	ProFund VP Consumer Services
229	ProFund VP Financials
236	ProFund VP Health Care
242	ProFund VP Industrials
249	ProFund VP Internet
254	ProFund VP Oil & Gas
260	ProFund VP Pharmaceuticals
264	ProFund VP Precious Metals
268	ProFund VP Real Estate
274	ProFund VP Semiconductor
279	ProFund VP Technology
285	ProFund VP Telecommunications
290	ProFund VP Utilities
295	ProFund VP U.S. Government Plus
299	ProFund VP Rising Rates Opportunity
303	ProFund VP Falling U.S. Dollar
308	ProFund VP Government Money Market
313	Notes to Financial Statements
341	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2016.

Global Equity Markets Mixed

Stock markets around the world were mixed and somewhat volatile during the six-month period. Markets suffered significant declines early in the year on fears about slowing growth in China and continued weakness in the oil sector. These were followed by a strong recovery in most markets, though the British vote in favor of exiting the European Union (Brexit) sent shares tumbling again briefly in late June.

U.S. stock markets posted positive returns for the period, with mid-cap stocks delivering the strongest results. The S&P MidCap 400® was up 7.9%, the Dow® gained 4.3%, the S&P 500 rose 3.8% and the Russell 2000® Index was up 2.2%. U.S. economic growth has been uneven, with stronger consumer spending and a healthier housing market offset by weakness in the corporate sector, partly a result of the strong U.S. dollar and the depressed energy sector.

Seven of 10 Dow Jones U.S. Industry Indices gained during the six-month period. Telecom, utilities, and oil and gas led the pack, up 23.8%, 23.8% and 15.0%, respectively. Financials, technology and health care declined 1.7%, 0.8% and 0.4%, respectively.

Outside the United States, stock markets were mostly negative. The MSCI EAFE Index, which tracks developed markets outside North America, fell 4.4%. The MSCI Europe Index declined 5.1%, as European companies struggled to recover from the sell-off at the beginning of the year, partly a consequence of Europe’s handling of the migrant crisis and fears related to the Brexit vote. Japan’s Nikkei index was off 3.6% (-17.5% in yen terms), as the Japanese yen’s significant appreciation against the U.S. dollar hurt Japanese corporate profits and stock prices. Emerging markets, in contrast, rebounded from the low in January, gaining 8.0%, as measured by the BNY Mellon Emerging Markets 50 ADR Index, on strong performance from Latin American stocks. The BNY Latin America 35 ADR Index surged 26.8% on strong rallies in Brazil and Argentina, mainly the result of a powerful rally in commodity prices and a new pro-market government in Argentina. This gain more than compensated for the 8.9% decline of the BNY China Select ADR Index, the result of China’s slowing economy.

Bond Markets Strong

U.S. bond markets rallied during the six months ended June 30, 2016, as foreign investors moved out of negative interest rate sovereign bonds from abroad. Long-dated Treasurys posted the strongest returns, with the Ryan Labs Treasury 30 Year Index up 16.9% and the Ryan Labs Treasury 10 Year Index up 8.0%. Credit markets also were strong. The Markit iBoxx $ Liquid Investment Grade Index was up 9.0%, while the Markit iBoxx $ Liquid High Yield Index gained 8.3%. The Barclays U.S. Aggregate Bond Index, the broadest measure of the U.S. bond market, rose 5.3%.

Thank you for investing in ProFunds. Whatever your view on the market, our innovative array of funds provides advanced strategies to help you manage risk and potentially enhance returns. We appreciate your trust.

Sincerely,

Michael Sapir

Chairman of the Board of Trustees

1

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Financial Statements and Financial Highlights

4 :: ProFund VP Bull :: Financial Statements

Investment Objective: The ProFund VP Bull seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	46%
Futures Contracts	19%
Swap Agreements	35%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.3%
Alphabet, Inc.	1.0%
Microsoft Corp.	1.0%
Exxon Mobil Corp.	1.0%
Johnson & Johnson	0.8%

S&P 500 — Composition

% of Index
Information Technology	19%
Financials	16%
Health Care	15%
Consumer Discretionary	12%
Consumer Staples	11%
Industrials	10%
Energy	7%
Utilities	4%
Telecommunication Services	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (45.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,225	$214,522
Abbott Laboratories (Health Care Equipment & Supplies)	2,950	115,965
AbbVie, Inc. (Biotechnology)	3,250	201,208
Accenture PLC—Class A (IT Services)	1,250	141,613
Activision Blizzard, Inc. (Software)	1,025	40,621
Acuity Brands, Inc. (Electrical Equipment)	100	24,796
Adobe Systems, Inc.* (Software)	1,000	95,790
Advance Auto Parts, Inc. (Specialty Retail)	150	24,245
Aetna, Inc. (Health Care Providers & Services)	700	85,490
Affiliated Managers Group, Inc.* (Capital Markets)	100	14,077
Aflac, Inc. (Insurance)	825	59,532
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	28,834
Air Products & Chemicals, Inc. (Chemicals)	400	56,816
Akamai Technologies, Inc.* (Internet Software & Services)	350	19,576
Alaska Air Group, Inc. (Airlines)	250	14,573
Albemarle Corp. (Chemicals)	225	17,845
Alcoa, Inc. (Metals & Mining)	2,650	24,566
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	52,542
Allegion PLC (Building Products)	200	13,886
Allergan PLC* (Pharmaceuticals)	800	184,872
Alliance Data Systems Corp.* (IT Services)	125	24,490
Alliant Energy Corp. (Electric Utilities)	450	17,865
Alphabet, Inc.*—Class A (Internet Software & Services)	600	422,118
Alphabet, Inc.*—Class C (Internet Software & Services)	600	415,260
Altria Group, Inc. (Tobacco)	3,950	272,392
Amazon.com, Inc.* (Internet & Catalog Retail)	775	554,605
Ameren Corp. (Multi-Utilities)	500	26,790
American Airlines Group, Inc. (Airlines)	1,175	33,264
American Electric Power Co., Inc. (Electric Utilities)	1,000	70,090
American Express Co. (Consumer Finance)	1,625	98,735
American International Group, Inc. (Insurance)	2,250	119,002
American Tower Corp. (Real Estate Investment Trusts)	850	96,568
American Water Works Co., Inc. (Water Utilities)	350	29,579
Ameriprise Financial, Inc. (Capital Markets)	325	29,201
AmerisourceBergen Corp. (Health Care Providers & Services)	375	29,745
AMETEK, Inc. (Electrical Equipment)	475	21,959
Amgen, Inc. (Biotechnology)	1,525	232,028
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	625	35,831
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,025	54,581
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	625	35,400
Anthem, Inc. (Health Care Providers & Services)	525	68,954
Aon PLC (Insurance)	525	57,346
Apache Corp. (Oil, Gas & Consumable Fuels)	775	43,144
Apartment Investment & Management Co.— Class A (Real Estate Investment Trusts)	325	14,352
Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,025	1,053,989
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,200	52,734
Archer-Daniels-Midland Co. (Food Products)	1,175	50,396
Arthur J. Gallagher & Co. (Insurance)	350	16,660
Assurant, Inc. (Insurance)	125	10,789
AT&T, Inc. (Diversified Telecommunication Services)	12,400	535,803
Autodesk, Inc.* (Software)	450	24,363
Automatic Data Processing, Inc. (IT Services)	925	84,980
AutoNation, Inc.* (Specialty Retail)	150	7,047
AutoZone, Inc.* (Specialty Retail)	50	39,692
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	275	49,607
Avery Dennison Corp. (Containers & Packaging)	175	13,081
Baker Hughes, Inc. (Energy Equipment & Services)	875	39,489

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued

	Shares	Value
Ball Corp. (Containers & Packaging)	275	$19,880
Bank of America Corp. (Banks)	20,700	274,688
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	150	35,274
Baxter International, Inc. (Health Care Equipment & Supplies)	1,100	49,742
BB&T Corp. (Banks)	1,650	58,757
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	425	72,076
Bed Bath & Beyond, Inc. (Specialty Retail)	300	12,966
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,775	546,581
Best Buy Co., Inc. (Specialty Retail)	575	17,595
Biogen, Inc.* (Biotechnology)	450	108,819
BlackRock, Inc. (Capital Markets)	250	85,632
BorgWarner, Inc. (Auto Components)	450	13,284
Boston Properties, Inc. (Real Estate Investment Trusts)	300	39,570
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,725	63,683
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,375	248,231
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	750	116,550
Brown-Forman Corp.—Class B (Beverages)	200	19,952
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	300	22,275
CA, Inc. (Software)	600	19,698
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	925	23,810
Campbell Soup Co. (Food Products)	350	23,286
Capital One Financial Corp. (Consumer Finance)	1,025	65,098
Cardinal Health, Inc. (Health Care Providers & Services)	650	50,707
CarMax, Inc.* (Specialty Retail)	400	19,612
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	875	38,675
Caterpillar, Inc. (Machinery)	1,175	89,076
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	600	15,888
CBS Corp.—Class B (Media)	825	44,913
Celgene Corp.* (Biotechnology)	1,550	152,877
Centene Corp.* (Health Care Providers & Services)	350	24,980
CenterPoint Energy, Inc. (Multi-Utilities)	875	21,000
CenturyLink, Inc. (Diversified Telecommunication Services)	1,100	31,911
Cerner Corp.* (Health Care Technology)	600	35,160
CF Industries Holdings, Inc. (Chemicals)	475	11,448
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,175	5,029
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,800	398,354
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	20,138
Chubb, Ltd. (Insurance)	925	120,906
Church & Dwight Co., Inc. (Household Products)	250	25,723
Cigna Corp. (Health Care Providers & Services)	525	67,195
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	200	23,864
Cincinnati Financial Corp. (Insurance)	300	22,467
Cintas Corp. (Commercial Services & Supplies)	175	17,173
Cisco Systems, Inc. (Communications Equipment)	10,125	290,487
Citigroup, Inc. (Banks)	5,900	250,100
Citizens Financial Group, Inc. (Banks)	1,075	21,479
Citrix Systems, Inc.* (Software)	300	24,027
CME Group, Inc. (Diversified Financial Services)	675	65,745
CMS Energy Corp. (Multi-Utilities)	550	25,223
Coach, Inc. (Textiles, Apparel & Luxury Goods)	550	22,407
Cognizant Technology Solutions Corp.* (IT Services)	1,225	70,119
Colgate-Palmolive Co. (Household Products)	1,800	131,760
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	800	20,392
Comcast Corp.—Class A (Media)	4,875	317,800
Comerica, Inc. (Banks)	350	14,396
ConAgra Foods, Inc. (Food Products)	875	41,834
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	275	32,799
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,500	109,000
Consolidated Edison, Inc. (Multi-Utilities)	625	50,275
Constellation Brands, Inc.—Class A (Beverages)	350	57,890
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,175	44,544
Costco Wholesale Corp. (Food & Staples Retailing)	875	137,410
Crown Castle International Corp. (Real Estate Investment Trusts)	675	68,465
CSRA, Inc. (IT Services)	275	6,443
CSX Corp. (Road & Rail)	1,925	50,204
Cummins, Inc. (Machinery)	325	36,543
CVS Health Corp. (Food & Staples Retailing)	2,175	208,234
D.R. Horton, Inc. (Household Durables)	675	21,249
Danaher Corp. (Industrial Conglomerates)	1,200	121,200
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	225	14,252
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	325	25,129
Deere & Co. (Machinery)	600	48,624
Delphi Automotive PLC (Auto Components)	550	34,430
Delta Air Lines, Inc. (Airlines)	1,550	56,466
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	475	29,469
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,050	38,063
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	125	3,041
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	300	32,697
Discover Financial Services (Consumer Finance)	825	44,212
Discovery Communications, Inc.*—Class A (Media)	300	7,569
Discovery Communications, Inc.*—Class C (Media)	475	11,329
Dollar General Corp. (Multiline Retail)	575	54,050
Dollar Tree, Inc.* (Multiline Retail)	475	44,764
Dominion Resources, Inc. (Multi-Utilities)	1,250	97,412
Dover Corp. (Machinery)	325	22,529
Dr. Pepper Snapple Group, Inc. (Beverages)	375	36,236
DTE Energy Co. (Multi-Utilities)	350	34,692
Duke Energy Corp. (Electric Utilities)	1,400	120,105
E*TRADE Financial Corp.* (Capital Markets)	550	12,920
E.I. du Pont de Nemours & Co. (Chemicals)	1,750	113,399
Eastman Chemical Co. (Chemicals)	300	20,370
Eaton Corp. PLC (Electrical Equipment)	925	55,250
eBay, Inc.* (Internet Software & Services)	2,125	49,746
Ecolab, Inc. (Chemicals)	525	62,265
Edison International (Electric Utilities)	650	50,486

See accompanying notes to financial statements.

6 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	$42,385
Electronic Arts, Inc.* (Software)	600	45,456
Eli Lilly & Co. (Pharmaceuticals)	1,950	153,563
EMC Corp. (Technology Hardware, Storage & Peripherals)	3,925	106,642
Emerson Electric Co. (Electrical Equipment)	1,300	67,809
Endo International PLC* (Pharmaceuticals)	425	6,626
Entergy Corp. (Electric Utilities)	350	28,473
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,100	91,762
EQT Corp. (Oil, Gas & Consumable Fuels)	350	27,101
Equifax, Inc. (Professional Services)	250	32,100
Equinix, Inc. (Real Estate Investment Trusts)	150	58,160
Equity Residential (Real Estate Investment Trusts)	725	49,938
Essex Property Trust, Inc. (Real Estate Investment Trusts)	125	28,511
Eversource Energy (Electric Utilities)	650	38,935
Exelon Corp. (Electric Utilities)	1,850	67,266
Expedia, Inc. (Internet & Catalog Retail)	225	23,918
Expeditors International of Washington, Inc. (Air Freight & Logistics)	375	18,390
Express Scripts Holding Co.* (Health Care Providers & Services)	1,275	96,644
Extra Space Storage, Inc. (Real Estate Investment Trusts)	250	23,135
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,350	782,728
F5 Networks, Inc.* (Communications Equipment)	125	14,230
Facebook, Inc.*—Class A (Internet Software & Services)	4,650	531,401
Fastenal Co. (Trading Companies & Distributors)	575	25,524
Federal Realty Investment Trust (Real Estate Investment Trusts)	150	24,833
FedEx Corp. (Air Freight & Logistics)	500	75,890
Fidelity National Information Services, Inc. (IT Services)	550	40,524
Fifth Third Bancorp (Banks)	1,550	27,265
First Horizon National Corp. (Banks)	1	8
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	150	7,272
FirstEnergy Corp. (Electric Utilities)	850	29,674
Fiserv, Inc.* (IT Services)	450	48,929
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	275	8,511
Flowserve Corp. (Machinery)	275	12,422
Fluor Corp. (Construction & Engineering)	275	13,552
FMC Corp. (Chemicals)	275	12,735
FMC Technologies, Inc.* (Energy Equipment & Services)	450	12,002
Foot Locker, Inc. (Specialty Retail)	275	15,087
Ford Motor Co. (Automobiles)	7,850	98,674
Fortune Brands Home & Security, Inc. (Building Products)	300	17,391
Franklin Resources, Inc. (Capital Markets)	750	25,028
Freeport-McMoRan, Inc. (Metals & Mining)	2,525	28,129
Frontier Communications Corp. (Diversified Telecommunication Services)	2,375	11,733
Garmin, Ltd. (Household Durables)	225	9,545
General Dynamics Corp. (Aerospace & Defense)	575	80,063
General Electric Co. (Industrial Conglomerates)	18,525	583,167
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,175	35,039
General Mills, Inc. (Food Products)	1,200	85,584
General Motors Co. (Automobiles)	2,825	79,948
Genuine Parts Co. (Distributors)	300	30,375
Gilead Sciences, Inc. (Biotechnology)	2,675	223,148
Global Payments, Inc. (IT Services)	300	21,414
H & R Block, Inc. (Diversified Consumer Services)	450	10,350
Halliburton Co. (Energy Equipment & Services)	1,725	78,125
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	750	18,848
Harley-Davidson, Inc. (Automobiles)	375	16,988
Harman International Industries, Inc. (Household Durables)	150	10,773
Harris Corp. (Communications Equipment)	250	20,860
Hartford Financial Services Group, Inc. (Insurance)	800	35,504
Hasbro, Inc. (Leisure Products)	225	18,898
HCA Holdings, Inc.* (Health Care Providers & Services)	600	46,206
HCP, Inc. (Real Estate Investment Trusts)	950	33,611
Helmerich & Payne, Inc. (Energy Equipment & Services)	225	15,104
Henry Schein, Inc.* (Health Care Providers & Services)	175	30,940
Hess Corp. (Oil, Gas & Consumable Fuels)	525	31,553
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,350	61,205
Hologic, Inc.* (Health Care Equipment & Supplies)	500	17,300
Honeywell International, Inc. (Aerospace & Defense)	1,525	177,387
Hormel Foods Corp. (Food Products)	550	20,130
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,500	24,315
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,450	43,298
Humana, Inc. (Health Care Providers & Services)	300	53,964
Huntington Bancshares, Inc. (Banks)	1,600	14,304
Illinois Tool Works, Inc. (Machinery)	650	67,703
Illumina, Inc.* (Life Sciences Tools & Services)	300	42,114
Ingersoll-Rand PLC (Machinery)	525	33,432
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,500	311,600
Intercontinental Exchange, Inc. (Diversified Financial Services)	250	63,990
International Business Machines Corp. (IT Services)	1,775	269,409
International Flavors & Fragrances, Inc. (Chemicals)	150	18,911
International Paper Co. (Containers & Packaging)	825	34,964
Intuit, Inc. (Software)	525	58,595
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	75	49,606
Invesco, Ltd. (Capital Markets)	850	21,709
Iron Mountain, Inc. (Real Estate Investment Trusts)	475	18,919
J.B. Hunt Transport Services, Inc. (Road & Rail)	175	14,163
Jacobs Engineering Group, Inc.* (Construction & Engineering)	250	12,453
Johnson & Johnson (Pharmaceuticals)	5,550	673,214
Johnson Controls, Inc. (Auto Components)	1,300	57,538
JPMorgan Chase & Co. (Banks)	7,375	458,282
Juniper Networks, Inc. (Communications Equipment)	700	15,743

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 7

Common Stocks, continued

	Shares	Value
Kansas City Southern (Road & Rail)	225	$20,270
Kellogg Co. (Food Products)	500	40,825
KeyCorp (Banks)	1,700	18,785
Kimberly-Clark Corp. (Household Products)	725	99,673
Kimco Realty Corp. (Real Estate Investment Trusts)	850	26,673
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,675	68,796
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	325	23,806
Kohl’s Corp. (Multiline Retail)	375	14,220
L Brands, Inc. (Specialty Retail)	500	33,565
L-3 Communications Holdings, Inc. (Aerospace & Defense)	150	22,004
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	200	26,054
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	27,320
Legg Mason, Inc. (Capital Markets)	200	5,898
Leggett & Platt, Inc. (Household Durables)	275	14,055
Lennar Corp.—Class A (Household Durables)	375	17,288
Leucadia National Corp. (Diversified Financial Services)	675	11,698
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	575	29,607
Lincoln National Corp. (Insurance)	475	18,416
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	475	22,102
LKQ Corp.* (Distributors)	625	19,813
Lockheed Martin Corp. (Aerospace & Defense)	525	130,289
Loews Corp. (Insurance)	550	22,600
Lowe’s Cos., Inc. (Specialty Retail)	1,775	140,526
LyondellBasell Industries N.V.—Class A (Chemicals)	700	52,094
M&T Bank Corp. (Banks)	325	38,425
Macy’s, Inc. (Multiline Retail)	625	21,006
Mallinckrodt PLC* (Pharmaceuticals)	225	13,676
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,700	25,517
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,075	40,807
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	376	24,979
Marsh & McLennan Cos., Inc. (Insurance)	1,050	71,883
Martin Marietta Materials, Inc. (Construction Materials)	125	24,000
Masco Corp. (Building Products)	675	20,885
MasterCard, Inc.—Class A (IT Services)	1,950	171,717
Mattel, Inc. (Leisure Products)	675	21,121
McCormick & Co., Inc. (Food Products)	225	24,001
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,775	213,603
McKesson Corp. (Health Care Providers & Services)	450	83,993
Mead Johnson Nutrition Co.—Class A (Food Products)	375	34,031
Medtronic PLC (Health Care Equipment & Supplies)	2,825	245,125
Merck & Co., Inc. (Pharmaceuticals)	5,575	321,176
MetLife, Inc. (Insurance)	2,225	88,621
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	350	17,318
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	425	21,573
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,100	28,896
Microsoft Corp. (Software)	15,825	809,764
Mohawk Industries, Inc.* (Household Durables)	125	23,720
Molson Coors Brewing Co.—Class B (Beverages)	375	37,924
Mondelez International, Inc.—Class A (Food Products)	3,125	142,218
Monsanto Co. (Chemicals)	875	90,483
Monster Beverage Corp.* (Beverages)	275	44,195
Moody’s Corp. (Diversified Financial Services)	350	32,799
Morgan Stanley (Capital Markets)	3,050	79,239
Motorola Solutions, Inc. (Communications Equipment)	325	21,440
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	325	10,319
Mylan N.V.* (Pharmaceuticals)	850	36,754
National Oilwell Varco, Inc. (Energy Equipment & Services)	750	25,238
Navient Corp. (Consumer Finance)	675	8,066
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	575	14,139
Netflix, Inc.* (Internet & Catalog Retail)	875	80,045
Newell Rubbermaid, Inc. (Household Durables)	925	44,927
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	400	17,672
Newmont Mining Corp. (Metals & Mining)	1,075	42,053
News Corp.—Class A (Media)	775	8,796
News Corp.—Class B (Media)	225	2,626
NextEra Energy, Inc. (Electric Utilities)	925	120,619
Nielsen Holdings PLC (Professional Services)	725	37,678
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,675	147,659
NiSource, Inc. (Multi-Utilities)	650	17,238
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	875	31,386
Nordstrom, Inc. (Multiline Retail)	250	9,513
Norfolk Southern Corp. (Road & Rail)	600	51,078
Northern Trust Corp. (Capital Markets)	425	28,161
Northrop Grumman Corp. (Aerospace & Defense)	375	83,355
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	625	9,369
Nucor Corp. (Metals & Mining)	650	32,117
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,025	48,185
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,550	117,118
Omnicom Group, Inc. (Media)	475	38,708
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	425	20,166
Oracle Corp. (Software)	6,275	256,835
O’Reilly Automotive, Inc.* (Specialty Retail)	200	54,219
Owens-Illinois, Inc.* (Containers & Packaging)	325	5,853
PACCAR, Inc. (Machinery)	700	36,309
Parker-Hannifin Corp. (Machinery)	275	29,714
Patterson Cos., Inc. (Health Care Providers & Services)	175	8,381
Paychex, Inc. (IT Services)	650	38,675
PayPal Holdings, Inc.* (IT Services)	2,225	81,235
Pentair PLC (Machinery)	375	21,859
People’s United Financial, Inc. (Banks)	625	9,163
PepsiCo, Inc. (Beverages)	2,900	307,226
PerkinElmer, Inc. (Life Sciences Tools & Services)	225	11,795
Perrigo Co. PLC (Pharmaceuticals)	300	27,201
Pfizer, Inc. (Pharmaceuticals)	12,225	430,441
PG&E Corp. (Electric Utilities)	1,000	63,920

See accompanying notes to financial statements.

8 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Philip Morris International, Inc. (Tobacco)	3,125	$317,875
Phillips 66 (Oil, Gas & Consumable Fuels)	950	75,373
Pinnacle West Capital Corp. (Electric Utilities)	225	18,239
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	325	49,143
Pitney Bowes, Inc. (Commercial Services & Supplies)	375	6,675
PNC Financial Services Group, Inc. (Banks)	1,000	81,390
PPG Industries, Inc. (Chemicals)	525	54,679
PPL Corp. (Electric Utilities)	1,375	51,906
Praxair, Inc. (Chemicals)	575	64,624
Principal Financial Group, Inc. (Insurance)	550	22,611
Prologis, Inc. (Real Estate Investment Trusts)	1,050	51,492
Prudential Financial, Inc. (Insurance)	900	64,206
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,025	47,775
Public Storage (Real Estate Investment Trusts)	300	76,677
PulteGroup, Inc. (Household Durables)	625	12,181
PVH Corp. (Textiles, Apparel & Luxury Goods)	175	16,490
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	250	13,815
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,950	158,032
Quanta Services, Inc.* (Construction & Engineering)	300	6,936
Quest Diagnostics, Inc. (Health Care Providers & Services)	275	22,388
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	125	11,203
Range Resources Corp. (Oil, Gas & Consumable Fuels)	350	15,099
Raytheon Co. (Aerospace & Defense)	600	81,570
Realty Income Corp. (Real Estate Investment Trusts)	525	36,414
Red Hat, Inc.* (Software)	375	27,225
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	52,385
Regions Financial Corp. (Banks)	2,550	21,701
Republic Services, Inc. (Commercial Services & Supplies)	475	24,372
Reynolds American, Inc. (Tobacco)	1,675	90,333
Robert Half International, Inc. (Professional Services)	275	10,494
Rockwell Automation, Inc. (Electrical Equipment)	250	28,705
Rockwell Collins, Inc. (Aerospace & Defense)	250	21,285
Roper Technologies, Inc. (Industrial Conglomerates)	200	34,112
Ross Stores, Inc. (Specialty Retail)	800	45,352
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	350	23,503
Ryder System, Inc. (Road & Rail)	100	6,114
S&P Global, Inc. (Diversified Financial Services)	525	56,312
salesforce.com, Inc.* (Software)	1,275	101,248
SCANA Corp. (Multi-Utilities)	300	22,698
Schlumberger, Ltd. (Energy Equipment & Services)	2,800	221,424
Scripps Networks Interactive, Inc.—Class A (Media)	200	12,454
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	600	14,616
Sealed Air Corp. (Containers & Packaging)	400	18,388
Sempra Energy (Multi-Utilities)	475	54,160
Signet Jewelers, Ltd. (Specialty Retail)	150	12,362
Simon Property Group, Inc. (Real Estate Investment Trusts)	625	135,562
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	23,730
SL Green Realty Corp. (Real Estate Investment Trusts)	200	21,294
Snap-on, Inc. (Machinery)	125	19,728
Southwest Airlines Co. (Airlines)	1,275	49,993
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	775	9,750
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,375	50,366
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	575	44,850
Stanley Black & Decker, Inc. (Machinery)	300	33,366
Staples, Inc. (Specialty Retail)	1,300	11,206
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,950	168,503
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	350	25,883
State Street Corp. (Capital Markets)	800	43,136
Stericycle, Inc.* (Commercial Services & Supplies)	175	18,221
Stryker Corp. (Health Care Equipment & Supplies)	625	74,894
SunTrust Banks, Inc. (Banks)	1,000	41,080
Symantec Corp. (Software)	1,225	25,162
Synchrony Financial* (Consumer Finance)	1,675	42,344
Sysco Corp. (Food & Staples Retailing)	1,050	53,277
T. Rowe Price Group, Inc. (Capital Markets)	500	36,485
Target Corp. (Multiline Retail)	1,175	82,038
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	725	41,405
TEGNA, Inc. (Media)	450	10,427
Teradata Corp.* (IT Services)	250	6,268
Tesoro Corp. (Oil, Gas & Consumable Fuels)	250	18,730
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,025	126,866
Textron, Inc. (Aerospace & Defense)	550	20,108
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,325	16,536
The Allstate Corp. (Insurance)	750	52,463
The Bank of New York Mellon Corp. (Capital Markets)	2,175	84,498
The Boeing Co. (Aerospace & Defense)	1,200	155,844
The Charles Schwab Corp. (Capital Markets)	2,425	61,377
The Clorox Co. (Household Products)	250	34,598
The Coca-Cola Co. (Beverages)	7,850	355,841
The Dow Chemical Co. (Chemicals)	2,250	111,847
The Dun & Bradstreet Corp. (Professional Services)	75	9,138
The Estee Lauder Cos., Inc.—Class A (Personal Products)	450	40,959
The Gap, Inc. (Specialty Retail)	450	9,549
The Goldman Sachs Group, Inc. (Capital Markets)	775	115,149
The Goodyear Tire & Rubber Co. (Auto Components)	525	13,472
The Hershey Co. (Food Products)	275	31,210
The Home Depot, Inc. (Specialty Retail)	2,500	319,224
The Interpublic Group of Cos., Inc. (Media)	800	18,480
The JM Smucker Co.—Class A (Food Products)	250	38,103
The Kraft Heinz Co. (Food Products)	1,200	106,175
The Kroger Co. (Food & Staples Retailing)	1,925	70,821
The Macerich Co. (Real Estate Investment Trusts)	250	21,348

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 9

Common Stocks, continued

	Shares	Value
The Mosaic Co. (Chemicals)	700	$18,326
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	225	14,551
The Priceline Group, Inc.* (Internet & Catalog Retail)	100	124,840
The Procter & Gamble Co. (Household Products)	5,350	452,984
The Progressive Corp. (Insurance)	1,175	39,363
The Sherwin-Williams Co. (Chemicals)	150	44,051
The Southern Co. (Electric Utilities)	1,900	101,896
The TJX Cos., Inc. (Specialty Retail)	1,325	102,329
The Travelers Cos., Inc. (Insurance)	600	71,424
The Walt Disney Co. (Media)	3,000	293,459
The Western Union Co. (IT Services)	1,000	19,180
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,375	29,741
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	800	118,207
Tiffany & Co. (Specialty Retail)	225	13,644
Time Warner, Inc. (Media)	1,575	115,826
Torchmark Corp. (Insurance)	225	13,910
Total System Services, Inc. (IT Services)	350	18,589
Tractor Supply Co. (Specialty Retail)	275	25,075
TransDigm Group, Inc.* (Aerospace & Defense)	100	26,369
Transocean, Ltd. (Energy Equipment & Services)	700	8,323
TripAdvisor, Inc.* (Internet & Catalog Retail)	225	14,468
Twenty-First Century Fox, Inc.—Class A (Media)	2,200	59,510
Twenty-First Century Fox, Inc.—Class B (Media)	875	23,844
Tyco International PLC (Commercial Services & Supplies)	850	36,210
Tyson Foods, Inc.—Class A (Food Products)	600	40,074
U.S. Bancorp (Banks)	3,275	132,080
UDR, Inc. (Real Estate Investment Trusts)	550	20,306
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	125	30,455
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	375	15,049
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	376	13,674
Union Pacific Corp. (Road & Rail)	1,700	148,325
United Continental Holdings, Inc.* (Airlines)	675	27,702
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,400	150,808
United Rentals, Inc.* (Trading Companies & Distributors)	175	11,743
United Technologies Corp. (Aerospace & Defense)	1,575	161,516
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,925	271,809
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	175	23,468
Unum Group (Insurance)	475	15,100
Urban Outfitters, Inc.* (Specialty Retail)	175	4,813
V.F. Corp. (Textiles, Apparel & Luxury Goods)	675	41,506
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	950	48,450
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	200	16,446
Ventas, Inc. (Real Estate Investment Trusts)	675	49,154
VeriSign, Inc.* (Internet Software & Services)	200	17,292
Verisk Analytics, Inc.*—Class A (Professional Services)	300	24,324
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,200	457,888
Vertex Pharmaceuticals, Inc.* (Biotechnology)	500	43,010
Viacom, Inc.—Class B (Media)	700	29,029
Visa, Inc.—Class A (IT Services)	3,825	283,699
Vornado Realty Trust (Real Estate Investment Trusts)	350	35,042
Vulcan Materials Co. (Construction Materials)	275	33,099
W.W. Grainger, Inc. (Trading Companies & Distributors)	125	28,406
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,750	145,722
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,075	224,536
Waste Management, Inc. (Commercial Services & Supplies)	825	54,673
Waters Corp.* (Life Sciences Tools & Services)	175	24,614
WEC Energy Group, Inc. (Multi-Utilities)	625	40,813
Wells Fargo & Co. (Banks)	9,300	440,168
Welltower, Inc. (Real Estate Investment Trusts)	725	55,223
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	575	27,175
WestRock Co. (Containers & Packaging)	500	19,435
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,500	44,655
Whirlpool Corp. (Household Durables)	150	24,996
Whole Foods Market, Inc. (Food & Staples Retailing)	650	20,813
Willis Towers Watson PLC (Insurance)	275	34,185
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	225	16,027
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	175	15,862
Xcel Energy, Inc. (Electric Utilities)	1,025	45,900
Xerox Corp. (IT Services)	1,925	18,268
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	500	23,065
XL Group PLC (Insurance)	575	19,153
Xylem, Inc. (Machinery)	350	15,628
Yahoo!, Inc.* (Internet Software & Services)	1,750	65,730
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	825	68,408
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	350	42,133
Zions Bancorp (Banks)	400	10,052
Zoetis, Inc. (Pharmaceuticals)	925	43,901
TOTAL COMMON STOCKS (Cost $11,713,062)		36,633,202

Repurchase Agreements(a)(b) (50.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $40,790,405	$40,790,000	$40,790,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,790,000)		40,790,000
TOTAL INVESTMENT SECURITIES (Cost $52,503,062)—96.2%		77,423,202
Net other assets (liabilities)—3.8%		3,088,398
NET ASSETS—100.0%		$80,511,600

See accompanying notes to financial statements.

10 :: ProFund VP Bull :: Financial Statements

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $3,913,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	145	9/19/16	$15,159,750	$(102,686)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	7/27/16	0.59%	$7,616,211	$316,930
S&P 500	UBS AG	7/27/16	0.54%	20,377,951	892,965
				$27,994,162	$1,209,895

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Bull invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$959,790	1.2%
Air Freight & Logistics	267,363	0.3%
Airlines	181,998	0.2%
Auto Components	118,724	0.1%
Automobiles	195,610	0.2%
Banks	1,912,123	2.4%
Beverages	859,264	1.1%
Biotechnology	1,066,017	1.3%
Building Products	52,162	0.1%
Capital Markets	642,510	0.8%
Chemicals	749,893	0.9%
Commercial Services & Supplies	157,324	0.2%
Communications Equipment	362,760	0.5%
Construction & Engineering	32,941	NM
Construction Materials	57,099	0.1%
Consumer Finance	258,455	0.3%
Containers & Packaging	111,601	0.1%
Distributors	50,188	0.1%
Diversified Consumer Services	10,350	NM
Diversified Financial Services	791,676	1.0%
Diversified Telecommunication Services	1,066,942	1.3%
Electric Utilities	825,374	1.1%
Electrical Equipment	198,519	0.2%
Electronic Equipment, Instruments & Components	130,291	0.2%
Energy Equipment & Services	402,746	0.5%
Food & Staples Retailing	860,813	1.1%
Food Products	677,867	0.8%
Health Care Equipment & Supplies	898,948	1.1%
Health Care Providers & Services	1,016,047	1.3%
Health Care Technology	35,160	NM
Hotels, Restaurants & Leisure	629,833	0.8%
Household Durables	178,734	0.2%
Household Products	744,738	0.9%
Independent Power and Renewable Electricity Producers	25,905	NM
Industrial Conglomerates	953,001	1.2%
Insurance	976,141	1.2%
Internet & Catalog Retail	797,876	1.0%
Internet Software & Services	1,521,123	1.9%
IT Services	1,345,552	1.7%
Leisure Products	40,019	NM
Life Sciences Tools & Services	225,564	0.3%
Machinery	466,933	0.6%
Media	994,770	1.3%
Metals & Mining	126,865	0.2%
Multiline Retail	225,591	0.3%
Multi-Utilities	438,076	0.5%
Oil, Gas & Consumable Fuels	2,310,613	2.9%
Personal Products	40,959	0.1%
Pharmaceuticals	2,139,655	2.7%
Professional Services	113,734	0.1%
Real Estate Investment Trusts	1,171,560	1.5%
Real Estate Management & Development	15,888	NM
Road & Rail	290,154	0.4%
Semiconductors & Semiconductor Equipment	1,040,946	1.3%
Software	1,528,784	1.8%
Specialty Retail	938,563	1.2%
Technology Hardware, Storage & Peripherals	1,321,064	1.6%
Textiles, Apparel & Luxury Goods	304,154	0.4%
Tobacco	680,600	0.8%
Trading Companies & Distributors	65,673	0.1%
Water Utilities	29,579	NM
Other**	43,878,398	54.5%
Total	$80,511,600	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 11

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$52,503,062
Securities, at value	36,633,202
Repurchase agreements, at value	40,790,000
Total Investment Securities, at value	77,423,202
Segregated cash balances with brokers	669,900
Dividends and interest receivable	41,866
Unrealized gain on swap agreements	1,209,895
Receivable for capital shares issued	1,276,969
Receivable for investments sold	29,618
Variation margin on futures contracts	175,450
Prepaid expenses	1,130
TOTAL ASSETS	80,828,030
LIABILITIES:
Payable for investments purchased	35,714
Payable for capital shares redeemed	30,418
Cash overdraft	367
Advisory fees payable	45,417
Management services fees payable	6,056
Administration fees payable	2,213
Administrative services fees payable	32,995
Distribution fees payable	34,030
Trustee fees payable	25
Transfer agency fees payable	7,066
Fund accounting fees payable	2,756
Compliance services fees payable	410
Other accrued expenses	118,963
TOTAL LIABILITIES	316,430
NET ASSETS	$80,511,600
NET ASSETS CONSIST OF:
Capital	$60,192,737
Accumulated net investment income (loss)	(152,695)
Accumulated net realized gains (losses) on investments	(5,555,791)
Net unrealized appreciation (depreciation) on investments	26,027,349
NET ASSETS	$80,511,600
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,932,183
Net Asset Value (offering and redemption price per share)	$41.67

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$387,460
Interest	44,898
TOTAL INVESTMENT INCOME	432,358
EXPENSES:
Advisory fees	266,626
Management services fees	35,550
Administration fees	15,612
Transfer agency fees	22,982
Administrative services fees	94,422
Distribution fees	88,875
Custody fees	5,892
Fund accounting fees	20,118
Trustee fees	1,092
Compliance services fees	476
Printing fees	38,867
Other fees	31,771
Total Gross Expenses before reductions	622,283
Expenses reduced and reimbursed by the Advisor	(25,042)
TOTAL NET EXPENSES	597,241
NET INVESTMENT INCOME (LOSS)	(164,883)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	640,081
Net realized gains (losses) on futures contracts	66,498
Net realized gains (losses) on swap agreements	(2,355,945)
Change in net unrealized appreciation/depreciation on investments	1,726,904
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	77,538
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(87,345)

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(164,883)	$(436,184)
Net realized gains (losses) on investments	(1,649,366)	4,148,118
Change in net unrealized appreciation/depreciation on investments	1,726,904	(8,305,913)
Change in net assets resulting from operations	(87,345)	(4,593,979)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,359,953)
Change in net assets resulting from distributions	—	(1,359,953)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	193,820,698	626,903,517
Distributions reinvested	—	1,359,953
Value of shares redeemed	(217,375,925)	(677,812,501)
Change in net assets resulting from capital transactions	(23,555,227)	(49,549,031)
Change in net assets	(23,642,572)	(55,502,963)
NET ASSETS:
Beginning of period	104,154,172	159,657,135
End of period	$80,511,600	$104,154,172
Accumulated net investment income (loss)	$(152,695)	$12,188
SHARE TRANSACTIONS:
Issued	4,871,091	15,255,904
Reinvested	—	32,953
Redeemed	(5,506,236)	(16,594,614)
Change in shares	(635,145)	(1,305,757)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bull :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$40.57		$41.22	$37.88	$29.52	$25.92	$26.30
Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.17)	(0.19)	(0.25)	(0.11)	(0.07)
Net realized and unrealized gains (losses) on investments	1.19		(0.01)	4.46	8.98	3.71	0.09
Total income (loss) from investment activities	1.10		(0.18)	4.27	8.73	3.60	0.02
Distributions to Shareholders From:
Net realized gains on investments	—		(0.47)	(0.93)	(0.37)	—	(0.40)
Net Asset Value, End of Period	$41.67		$40.57	$41.22	$37.88	$29.52	$25.92
Total Return	2.71	%(b)	(0.46)%	11.47%	29.76%	13.89%	—
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.73%	1.70%	1.72%	1.84%	1.74%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.46)%		(0.42)%	(0.50)%	(0.74)%	(0.39)%	(0.26)%
Supplemental Data:
Net assets, end of period (000’s)	$80,512		$104,154	$159,657	$105,750	$85,299	$94,879
Portfolio turnover rate(d)	2	%(b)	32%	131%	43%	35%	4%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(b)             Not annualized for periods less than one year.

See accompanying notes to financial statements.

14 :: ProFund VP Mid-Cap :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap seeks investment results before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	20%
Swap Agreements	80%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financials	26%
Information Technology	17%
Industrials	13%
Consumer Discretionary	12%
Health Care	9%
Materials	8%
Utilities	6%
Consumer Staples	5%
Energy	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (93.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $15,726,156	$15,726,000	$15,726,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,726,000)		15,726,000
TOTAL INVESTMENT SECURITIES (Cost $15,726,000)—93.4%		15,726,000
Net other assets (liabilities)—6.6%		1,114,320
NET ASSETS—100.0%		$16,840,320

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $1,807,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	22	9/19/16	$3,286,360	$(48,359)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	7/27/16	0.49%	$5,029,401	$257,664
S&P MidCap 400	UBS AG	7/27/16	0.74%	8,480,068	457,017
				$13,509,469	$714,681

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 15

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$15,726,000
Repurchase agreements, at value	15,726,000
Total Investment Securities, at value	15,726,000
Segregated cash balances with brokers	150,040
Interest receivable	156
Unrealized gain on swap agreements	714,681
Receivable for capital shares issued	251,598
Variation margin on futures contracts	64,460
Prepaid expenses	450
TOTAL ASSETS	16,907,385
LIABILITIES:
Payable for capital shares redeemed	2,468
Cash overdraft	375
Advisory fees payable	9,713
Management services fees payable	1,295
Administration fees payable	473
Administrative services fees payable	14,834
Distribution fees payable	16,619
Transfer agency fees payable	2,345
Fund accounting fees payable	589
Compliance services fees payable	126
Other accrued expenses	18,228
TOTAL LIABILITIES	67,065
NET ASSETS	$16,840,320
NET ASSETS CONSIST OF:
Capital	$15,189,990
Accumulated net investment income (loss)	(193,519)
Accumulated net realized gains (losses) on investments	1,177,527
Net unrealized appreciation (depreciation) on investments	666,322
NET ASSETS	$16,840,320
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	534,793
Net Asset Value (offering and redemption price per share)	$31.49

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$33,073
EXPENSES:
Advisory fees	101,157
Management services fees	13,487
Administration fees	4,585
Transfer agency fees	6,740
Administrative services fees	29,425
Distribution fees	33,719
Custody fees	1,742
Fund accounting fees	5,381
Trustee fees	324
Compliance services fees	126
Other fees	19,367
Recoupment of prior expenses reduced by the Advisor	10,539
TOTAL NET EXPENSES	226,592
NET INVESTMENT INCOME (LOSS)	(193,519)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	257,100
Net realized gains (losses) on swap agreements	1,030,321
Change in net unrealized appreciation/depreciation on investments	751,251
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,038,672
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,845,153

See accompanying notes to financial statements.

16 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(193,519)	$(380,286)
Net realized gains (losses) on investments	1,287,421	478,588
Change in net unrealized appreciation/depreciation on investments	751,251	(97,703)
Change in net assets resulting from operations	1,845,153	599
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(887,792)
Change in net assets resulting from distributions	—	(887,792)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,397,602	59,558,351
Distributions reinvested	—	887,792
Value of shares redeemed	(32,519,998)	(54,830,836)
Change in net assets resulting from capital transactions	(15,122,396)	5,615,307
Change in net assets	(13,277,243)	4,728,114
NET ASSETS:
Beginning of period	30,117,563	25,389,449
End of period	$16,840,320	$30,117,563
Accumulated net investment income (loss)	$(193,519)	$—
SHARE TRANSACTIONS:
Issued	577,088	1,933,758
Reinvested	—	27,944
Redeemed	(1,064,622)	(1,745,958)
Change in shares	(487,534)	215,744

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap :: 17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$29.46		$31.48		$34.21	$27.36	$23.68	$27.76
Investment Activities:
Net investment income (loss)(a)	(0.21)		(0.52)		(0.54)	(0.51)	(0.41)	(0.43)
Net realized and unrealized gains (losses) on investments	2.24		(0.83	)(b)	2.88	8.73	4.09	(0.39)
Total income (loss) from investment activities	2.03		(1.35)		2.34	8.22	3.68	(0.82)
Distributions to Shareholders From:
Net realized gains on investments	—		(0.67)		(5.07)	(1.37)	—	(3.26)
Net Asset Value, End of Period	$31.49		$29.46		$31.48	$34.21	$27.36	$23.68
Total Return	6.89	%(c)	(4.45)%		7.65%	30.79%	15.54%	(4.18)%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.76%		1.68%	1.72%	1.81%	1.75%
Net expenses(d)	1.68%		1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.43)%		(1.64)%		(1.66)%	(1.65)%	(1.57)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$16,840		$30,118		$25,389	$28,199	$18,592	$6,610
Portfolio turnover rate(e)	—		—		—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Investment Objective: The ProFund VP Small-Cap seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Swap Agreements	55%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Olin Corp.	0.1%
IDACORP, Inc.	0.1%
Portland General Electric Co.	0.1%
Southwest Gas Corp.	0.1%
Gramercy Property Trust, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	25%
Information Technology	17%
Industrials	14%
Health Care	14%
Consumer Discretionary	14%
Materials	5%
Utilities	4%
Consumer Staples	3%
Energy	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (45.1%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Catalog Retail)	150	$1,353
2U, Inc.* (Diversified Consumer Services)	125	3,676
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	350	4,792
8x8, Inc.* (Diversified Telecommunication Services)	300	4,383
A. Schulman, Inc. (Chemicals)	100	2,442
A10 Networks, Inc.* (Software)	225	1,456
AAON, Inc. (Building Products)	125	3,439
AAR Corp. (Aerospace & Defense)	125	2,918
Aaron’s, Inc. (Specialty Retail)	225	4,925
Abercrombie & Fitch Co.—Class A (Specialty Retail)	225	4,007
ABM Industries, Inc. (Commercial Services & Supplies)	175	6,384
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	875	989
Acacia Research Corp. (Professional Services)	275	1,210
Acadia Realty Trust (Real Estate Investment Trusts)	225	7,992
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	100	1,439
Acceleron Pharma, Inc.* (Biotechnology)	100	3,398
ACCO Brands Corp.* (Commercial Services & Supplies)	350	3,616
Accuray, Inc.* (Health Care Equipment & Supplies)	350	1,817
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	325	874
Aceto Corp. (Health Care Providers & Services)	100	2,189
Achillion Pharmaceuticals, Inc.* (Biotechnology)	400	3,120
ACI Worldwide, Inc.* (Software)	350	6,829
Acorda Therapeutics, Inc.* (Biotechnology)	150	3,826
Actua Corp.* (Internet Software & Services)	175	1,580
Actuant Corp.—Class A (Machinery)	200	4,522
Acxiom Corp.* (IT Services)	250	5,498
ADTRAN, Inc. (Communications Equipment)	175	3,264
Aduro Biotech, Inc.* (Biotechnology)	150	1,697
Advanced Drainage Systems, Inc. (Building Products)	125	3,421
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	125	4,745
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,975	10,151
Advaxis, Inc.* (Biotechnology)	175	1,416
Adverum Biotechnologies, Inc.* (Biotechnology)	250	790
Aegion Corp.* (Construction & Engineering)	125	2,439
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	100	1,760
Aerohive Networks, Inc.* (Communications Equipment)	150	993
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	3,656
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	125	1,805
Agenus, Inc.* (Biotechnology)	350	1,418
Agree Realty Corp. (Real Estate Investment Trusts)	75	3,618
Agrofresh Solutions, Inc.* (Chemicals)	175	929
Aimmune Therapeutics, Inc.* (Biotechnology)	125	1,353
Air Methods Corp.* (Health Care Providers & Services)	125	4,479
Air Transport Services Group, Inc.* (Air Freight & Logistics)	200	2,592
Aircastle, Ltd. (Trading Companies & Distributors)	175	3,423
AK Steel Holding Corp.* (Metals & Mining)	800	3,728
Akebia Therapeutics, Inc.* (Biotechnology)	175	1,309
Albany International Corp.—Class A (Machinery)	100	3,993

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued

	Shares	Value
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	125	$1,680
Alder Biopharmaceuticals, Inc.* (Biotechnology)	150	3,746
Alexander & Baldwin, Inc. (Real Estate Management & Development)	150	5,421
Allegheny Technologies, Inc. (Metals & Mining)	350	4,463
ALLETE, Inc. (Electric Utilities)	150	9,694
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	175	1,134
Altisource Residential Corp. (Real Estate Investment Trusts)	225	2,068
Altra Industrial Motion Corp. (Machinery)	100	2,698
AMAG Pharmaceuticals, Inc.* (Biotechnology)	125	2,990
Ambac Financial Group, Inc.* (Insurance)	175	2,881
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	5,081
Amedisys, Inc.* (Health Care Providers & Services)	100	5,048
American Assets Trust, Inc. (Real Estate Investment Trusts)	125	5,305
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	250	3,620
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	175	2,763
American Eagle Outfitters, Inc. (Specialty Retail)	525	8,362
American Equity Investment Life Holding Co. (Insurance)	275	3,919
American Software, Inc.—Class A (Software)	125	1,310
American States Water Co. (Water Utilities)	125	5,477
American Vanguard Corp. (Chemicals)	125	1,889
Ameris Bancorp (Banks)	125	3,713
Amicus Therapeutics, Inc.* (Biotechnology)	475	2,594
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	375	2,156
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	150	5,995
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	150	2,418
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	300	387
Amplify Snack Brands, Inc.* (Food Products)	125	1,844
Anavex Life Sciences Corp.* (Biotechnology)	225	1,375
Angie’s List, Inc.* (Internet Software & Services)	200	1,302
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	125	1,796
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	5,328
Anthera Pharmaceuticals, Inc.* (Biotechnology)	300	927
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	400	1,880
Apogee Enterprises, Inc. (Building Products)	100	4,635
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	200	3,214
Apollo Education Group, Inc.*—Class A (Diversified Consumer Services)	300	2,736
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	125	1,675
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	125	5,643
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	300	1,926
Aratana Therapeutics, Inc.* (Pharmaceuticals)	200	1,264
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	275	1,070
ArcBest Corp. (Road & Rail)	100	1,625
Archrock, Inc. (Energy Equipment & Services)	275	2,591
Ardelyx, Inc.* (Biotechnology)	150	1,310
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,025	1,753
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	125	1,536
Argo Group International Holdings, Ltd. (Insurance)	100	5,189
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	575	4,249
Arlington Asset Investment Corp.—Class A (Capital Markets)	100	1,301
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	125	1,718
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	125	2,500
Armstrong Flooring, Inc.* (Building Products)	100	1,695
Array BioPharma, Inc.* (Biotechnology)	600	2,136
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	275	1,463
Ascena Retail Group, Inc.* (Specialty Retail)	575	4,019
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	125	1,768
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	325	1,745
Aspen Technology, Inc.* (Software)	250	10,059
Asterias Biotherapeutics, Inc.* (Biotechnology)	275	660
Astoria Financial Corp. (Thrifts & Mortgage Finance)	300	4,599
Atara Biotherapeutics, Inc.* (Biotechnology)	100	2,251
Athersys, Inc.* (Biotechnology)	525	1,139
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	600	1,488
Atlantica Yield PLC (Independent Power and Renewable Electricity Producers)	200	3,716
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	3,107
AtriCure, Inc.* (Health Care Equipment & Supplies)	125	1,766
Atwood Oceanics, Inc. (Energy Equipment & Services)	225	2,817
AVG Technologies N.V.* (Software)	150	2,849
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	200	1,162
Avista Corp. (Multi-Utilities)	200	8,960
Avon Products, Inc. (Personal Products)	1,400	5,292
AVX Corp. (Electronic Equipment, Instruments & Components)	175	2,377
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	550	1,480
Axiall Corp. (Chemicals)	225	7,337
AxoGen, Inc.* (Health Care Equipment & Supplies)	150	1,032
Axovant Sciences, Ltd.* (Biotechnology)	125	1,605
AZZ, Inc. (Electrical Equipment)	75	4,499
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	200	3,542
B&G Foods, Inc.—Class A (Food Products)	200	9,639
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	150	2,204
Balchem Corp. (Chemicals)	100	5,965
Banc of California, Inc. (Banks)	175	3,168

See accompanying notes to financial statements.

20 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares		Value
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Banks)	100		$2,650
BancorpSouth, Inc. (Banks)	275		6,240
Bank Mutual Corp. (Thrifts & Mortgage Finance)	200		1,536
Bank of the Ozarks, Inc. (Banks)	250		9,379
Bankrate, Inc.* (Internet Software & Services)	200		1,496
Banner Corp. (Banks)	100		4,254
Barnes & Noble Education, Inc.* (Specialty Retail)	175		1,776
Barnes & Noble, Inc. (Specialty Retail)	225		2,554
Barnes Group, Inc. (Machinery)	150		4,968
Barracuda Networks, Inc.* (Software)	100		1,514
Bazaarvoice, Inc.* (Internet Software & Services)	400		1,604
BBCN Bancorp, Inc. (Banks)	250		3,730
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	175		7,956
Beazer Homes USA, Inc.* (Household Durables)	175		1,356
Belden, Inc. (Electronic Equipment, Instruments & Components)	125		7,546
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	300		2,970
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	175		3,701
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	250		3,180
Berkshire Hills Bancorp, Inc. (Banks)	100		2,692
BGC Partners, Inc.—Class A (Capital Markets)	675		5,879
Big Lots, Inc. (Multiline Retail)	150		7,516
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	225		1,438
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	425		1,207
Bio-Path Holdings, Inc.* (Pharmaceuticals)	500		995
BioScrip, Inc.* (Health Care Providers & Services)	400		1,020
Biostage, Inc.* (Biotechnology)	—	(a)	—	(b)
BioTelemetry, Inc.* (Health Care Providers & Services)	125		2,038
BioTime, Inc.* (Biotechnology)	425		1,109
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	75		3,287
Black Hills Corp. (Multi-Utilities)	150		9,456
Blackbaud, Inc. (Software)	150		10,184
Blackhawk Network Holdings, Inc.* (IT Services)	175		5,861
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	350		6,255
Blucora, Inc.* (Internet Software & Services)	175		1,813
Blue Hills Bancorp, Inc. (Banks)	100		1,476
Bluebird Bio, Inc.* (Biotechnology)	125		5,410
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	200		3,564
BNC Bancorp (Banks)	125		2,839
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	175		1,561
Boise Cascade Co.* (Paper & Forest Products)	150		3,443
Boston Private Financial Holdings, Inc. (Banks)	275		3,240
Bottomline Technologies, Inc.* (Software)	150		3,230
Box, Inc.*—Class A (Internet Software & Services)	200		2,068
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	275		5,060
Brady Corp.—Class A (Commercial Services & Supplies)	150		4,584
Briggs & Stratton Corp. (Machinery)	150		3,177
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	125		8,288
Brightcove, Inc.* (Internet Software & Services)	150		1,320
Bristow Group, Inc. (Energy Equipment & Services)	150		1,712
BroadSoft, Inc.* (Software)	100		4,103
Brookline Bancorp, Inc. (Banks)	250		2,758
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	250		2,805
Builders FirstSource, Inc.* (Building Products)	300		3,375
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75		3,176
CACI International, Inc.*—Class A (IT Services)	75		6,780
Caesars Acquisition Co.*—Class A (Hotels, Restaurants & Leisure)	200		2,244
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	225		1,730
Caesarstone, Ltd.* (Building Products)	75		2,607
CalAmp Corp.* (Communications Equipment)	150		2,222
Caleres, Inc. (Specialty Retail)	150		3,632
Calgon Carbon Corp. (Chemicals)	175		2,301
California Resources Corp.* (Oil, Gas & Consumable Fuels)	125		1,525
California Water Service Group (Water Utilities)	150		5,240
Calix, Inc.* (Communications Equipment)	200		1,382
Callaway Golf Co. (Leisure Products)	325		3,318
Callidus Software, Inc.* (Software)	200		3,996
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	400		4,492
Cal-Maine Foods, Inc. (Food Products)	100		4,432
Cambrex Corp.* (Life Sciences Tools & Services)	100		5,172
Cantel Medical Corp. (Health Care Equipment & Supplies)	100		6,873
Capital Senior Living Corp.* (Health Care Providers & Services)	125		2,209
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	400		5,579
Capstead Mortgage Corp. (Real Estate Investment Trusts)	325		3,153
Cardinal Financial Corp. (Banks)	125		2,743
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	125		2,297
Cardtronics, Inc.* (IT Services)	150		5,972
Career Education Corp.* (Diversified Consumer Services)	300		1,785
CareTrust REIT, Inc. (Real Estate Investment Trusts)	200		2,756
Carmike Cinemas, Inc.* (Media)	100		3,012
Carpenter Technology Corp. (Metals & Mining)	150		4,940
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	175		6,273
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150		1,785
Cascade Bancorp* (Banks)	200		1,108
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	175		1,374
Cash America International, Inc. (Consumer Finance)	75		3,197
Castlight Health, Inc.*—Class B (Health Care Technology)	250		990
Catalent, Inc.* (Pharmaceuticals)	300		6,896
CatchMark Timber Trust, Inc.—Class A (Real Estate Investment Trusts)	150		1,833
Cathay General Bancorp (Banks)	225		6,345
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	175		6,754

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued

	Shares	Value
CBIZ, Inc.* (Professional Services)	200	$2,082
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	550	5,121
CEB, Inc. (Professional Services)	100	6,168
CECO Environmental Corp. (Commercial Services & Supplies)	150	1,311
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	325	2,415
Celadon Group, Inc. (Road & Rail)	125	1,021
Celator Pharmaceuticals, Inc.* (Biotechnology)	100	3,018
Celldex Therapeutics, Inc.* (Biotechnology)	400	1,756
Cempra, Inc.* (Pharmaceuticals)	150	2,474
CenterState Banks, Inc. (Banks)	175	2,756
Central European Media Enterprises, Ltd.*— Class A (Media)	475	1,002
Central Garden & Pet Co.*—Class A (Household Products)	125	2,714
Central Pacific Financial Corp. (Banks)	100	2,360
Century Aluminum Co.* (Metals & Mining)	225	1,424
Cepheid* (Biotechnology)	225	6,918
Cerus Corp.* (Health Care Equipment & Supplies)	375	2,340
ChannelAdvisor Corp.* (Internet Software & Services)	100	1,449
Chart Industries, Inc.* (Machinery)	100	2,413
Chatham Lodging Trust (Real Estate Investment Trusts)	125	2,748
Chegg, Inc.* (Diversified Consumer Services)	350	1,750
Chemical Financial Corp. (Banks)	125	4,661
Chemtura Corp.* (Chemicals)	200	5,276
Chesapeake Lodging Trust (Real Estate Investment Trusts)	200	4,650
Chico’s FAS, Inc. (Specialty Retail)	425	4,552
Chimerix, Inc.* (Biotechnology)	275	1,081
Chromadex Corp.* (Life Sciences Tools & Services)	275	1,139
Ciena Corp.* (Communications Equipment)	425	7,968
Cimpress N.V.* (Internet Software & Services)	75	6,936
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	725	3,313
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	200	7,757
Citizens, Inc.* (Insurance)	200	1,520
CLARCOR, Inc. (Machinery)	150	9,124
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	425	1,475
Cliffs Natural Resources, Inc.* (Metals & Mining)	625	3,544
Clovis Oncology, Inc.* (Biotechnology)	125	1,715
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	225	2,925
CNO Financial Group, Inc. (Insurance)	550	9,602
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,475	1,977
CoBiz Financial, Inc. (Banks)	150	1,755
Codexis, Inc.* (Chemicals)	225	907
Coeur Mining, Inc.* (Metals & Mining)	500	5,330
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	5,007
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	75	6,884
Coherus Biosciences, Inc.* (Biotechnology)	125	2,111
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	1,356
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	350	5,373
Colony Starwood Homes (Real Estate Investment Trusts)	200	6,084
Columbia Banking System, Inc. (Banks)	175	4,911
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	75	4,316
Comfort Systems USA, Inc. (Construction & Engineering)	125	4,071
Commercial Metals Co. (Metals & Mining)	350	5,914
Community Bank System, Inc. (Banks)	125	5,136
Community Health Systems, Inc.* (Health Care Providers & Services)	350	4,218
CommVault Systems, Inc.* (Software)	125	5,399
comScore, Inc.* (Internet Software & Services)	150	3,582
Conformis, Inc.* (Health Care Equipment & Supplies)	200	1,404
CONMED Corp. (Health Care Equipment & Supplies)	100	4,773
ConnectOne Bancorp, Inc. (Banks)	125	1,961
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	175	4,766
Continental Building Products, Inc.* (Building Products)	125	2,779
Convergys Corp. (IT Services)	275	6,874
Cooper Tire & Rubber Co. (Auto Components)	175	5,219
Corcept Therapeutics, Inc.* (Pharmaceuticals)	325	1,775
Core-Mark Holding Co., Inc. (Distributors)	150	7,029
CoreSite Realty Corp. (Real Estate Investment Trusts)	100	8,868
Corindus Vascular Robotics, Inc.*—Class I (Health Care Equipment & Supplies)	575	822
Cornerstone OnDemand, Inc.* (Internet Software & Services)	150	5,709
Costamare, Inc. (Marine)	125	959
Cousins Properties, Inc. (Real Estate Investment Trusts)	650	6,760
Cowen Group, Inc.*—Class A (Capital Markets)	475	1,406
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	125	3,740
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	250	2,820
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	125	1,740
CryoLife, Inc. (Health Care Equipment & Supplies)	150	1,772
CSG Systems International, Inc. (IT Services)	100	4,031
CTS Corp. (Electronic Equipment, Instruments & Components)	125	2,240
Cubic Corp. (Aerospace & Defense)	75	3,012
Curis, Inc.* (Biotechnology)	700	1,092
Curtiss-Wright Corp. (Aerospace & Defense)	125	10,530
Customers Bancorp, Inc.* (Banks)	100	2,513
CVB Financial Corp. (Banks)	325	5,327
Cvent, Inc.* (Internet Software & Services)	100	3,572
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	75	3,648
CYS Investments, Inc. (Real Estate Investment Trusts)	500	4,185
Cytokinetics, Inc.* (Biotechnology)	175	1,661
CytRx Corp.* (Biotechnology)	450	1,004
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	200	1,250
Dana Holding Corp. (Auto Components)	475	5,016
Darling Ingredients, Inc.* (Food Products)	500	7,450
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	125	5,849
Dean Foods Co. (Food Products)	300	5,427

See accompanying notes to financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	$5,752
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	1,432
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	125	1,138
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	225	2,972
Deluxe Corp. (Commercial Services & Supplies)	150	9,955
Demandware, Inc.* (Internet Software & Services)	125	9,362
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	1,125	4,039
Denny’s Corp.* (Hotels, Restaurants & Leisure)	275	2,951
Depomed, Inc.* (Pharmaceuticals)	200	3,924
Destination XL Group, Inc.* (Specialty Retail)	225	1,028
DeVry Education Group, Inc. (Diversified Consumer Services)	200	3,568
DHI Group, Inc.* (Internet Software & Services)	225	1,402
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	375	1,886
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	125	3,745
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	625	5,644
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	200	4,965
Digi International, Inc.* (Communications Equipment)	125	1,341
DigitalGlobe, Inc.* (Aerospace & Defense)	200	4,278
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,126
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	150	2,819
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	150	5,249
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	150	1,058
Dorman Products, Inc.* (Auto Components)	75	4,290
Douglas Dynamics, Inc. (Machinery)	75	1,930
DreamWorks Animation SKG, Inc.*—Class A (Media)	225	9,195
Drew Industries, Inc. (Auto Components)	75	6,363
DSW, Inc.—Class A (Specialty Retail)	225	4,766
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	225	10,696
Durect Corp.* (Pharmaceuticals)	850	1,037
Dycom Industries, Inc.* (Construction & Engineering)	100	8,975
Dynavax Technologies Corp.* (Biotechnology)	150	2,187
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	375	6,464
Dynex Capital, Inc. (Real Estate Investment Trusts)	225	1,562
Eagle Bancorp, Inc.* (Banks)	100	4,811
EarthLink Holdings Corp. (Internet Software & Services)	400	2,560
Easterly Government Properties, Inc. (Real Estate Investment Trusts)	100	1,973
EastGroup Properties, Inc. (Real Estate Investment Trusts)	100	6,892
Ebix, Inc. (Software)	75	3,593
Echo Global Logistics, Inc.* (Air Freight & Logistics)	100	2,242
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	275	919
Education Realty Trust, Inc. (Real Estate Investment Trusts)	200	9,227
Egalet Corp.* (Pharmaceuticals)	175	868
El Paso Electric Co. (Electric Utilities)	125	5,909
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	125	1,899
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	175	1,022
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	6,455
Elizabeth Arden, Inc.* (Personal Products)	100	1,376
Ellie Mae, Inc.* (Software)	100	9,164
EMCOR Group, Inc. (Construction & Engineering)	175	8,620
EMCORE Corp.* (Communications Equipment)	175	1,040
Emergent BioSolutions, Inc.* (Biotechnology)	100	2,812
Employers Holdings, Inc. (Insurance)	100	2,902
Encore Capital Group, Inc.* (Consumer Finance)	100	2,353
Endocyte, Inc.* (Pharmaceuticals)	275	883
Endologix, Inc.* (Health Care Equipment & Supplies)	275	3,427
Endurance International Group Holdings, Inc.* (Internet Software & Services)	225	2,023
Energy Recovery, Inc.* (Machinery)	175	1,556
EnerNOC, Inc.* (Software)	175	1,106
EnerSys (Electrical Equipment)	125	7,433
Ennis, Inc. (Commercial Services & Supplies)	100	1,918
Enova International, Inc.* (Consumer Finance)	150	1,104
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	450	6,512
Entercom Communications Corp.—Class A (Media)	125	1,696
Entravision Communications Corp.—Class A (Media)	275	1,848
Envestnet, Inc.* (Internet Software & Services)	125	4,164
Enzo Biochem, Inc.* (Biotechnology)	225	1,343
EP Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	200	1,036
EPAM Systems, Inc.* (IT Services)	150	9,646
Epiq Systems, Inc. (Software)	100	1,460
Epizyme, Inc.* (Biotechnology)	175	1,792
Eros International PLC* (Media)	125	2,034
ESCO Technologies, Inc. (Machinery)	75	2,996
Essendant, Inc. (Commercial Services & Supplies)	125	3,820
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	250	5,453
Esterline Technologies Corp.* (Aerospace & Defense)	100	6,204
Ethan Allen Interiors, Inc. (Household Durables)	100	3,304
Etsy, Inc.* (Internet & Catalog Retail)	350	3,357
EverBank Financial Corp. (Thrifts & Mortgage Finance)	325	4,830
Evercore Partners, Inc.—Class A (Capital Markets)	125	5,524
EVERTEC, Inc. (IT Services)	225	3,497
Everyday Health, Inc.* (Internet Software & Services)	150	1,182
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	175	957
Exact Sciences Corp.* (Biotechnology)	325	3,981

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Common Stocks, continued

	Shares	Value
ExamWorks Group, Inc.* (Health Care Providers & Services)	125	$4,356
Exar Corp.* (Semiconductors & Semiconductor Equipment)	200	1,610
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	850	1,105
Exelixis, Inc.* (Biotechnology)	725	5,661
ExlService Holdings, Inc.* (IT Services)	100	5,241
Exponent, Inc. (Professional Services)	75	4,381
Express, Inc.* (Specialty Retail)	250	3,628
Exterran Corp.* (Energy Equipment & Services)	150	1,928
Extreme Networks, Inc.* (Communications Equipment)	450	1,526
EZCORP, Inc.*—Class A (Consumer Finance)	225	1,701
F.N.B. Corp. (Banks)	650	8,150
Fabrinet* (Electronic Equipment, Instruments & Components)	125	4,640
Fair Isaac Corp. (Software)	100	11,300
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	350	6,947
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	275	2,120
Farmers National Banc Corp. (Banks)	125	1,100
FCB Financial Holdings, Inc.*—Class A (Banks)	100	3,400
Federal Signal Corp. (Machinery)	225	2,898
Federal-Mogul Holdings Corp.* (Auto Components)	150	1,247
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	475	2,959
Ferro Corp.* (Chemicals)	275	3,680
Ferroglobe PLC (Metals & Mining)	250	2,153
FibroGen, Inc.* (Biotechnology)	175	2,872
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	2,181
Financial Engines, Inc. (Capital Markets)	175	4,527
Finisar Corp.* (Communications Equipment)	350	6,129
First BanCorp.* (Banks)	475	1,886
First Busey Corp. (Banks)	125	2,674
First Cash Financial Services, Inc. (Consumer Finance)	100	5,132
First Commonwealth Financial Corp. (Banks)	325	2,990
First Financial Bancorp (Banks)	200	3,890
First Financial Bankshares, Inc. (Banks)	200	6,558
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	350	9,736
First Merchants Corp. (Banks)	150	3,740
First Midwest Bancorp, Inc. (Banks)	250	4,390
First Potomac Realty Trust (Real Estate Investment Trusts)	225	2,070
FirstMerit Corp. (Banks)	500	10,134
Five Below, Inc.* (Specialty Retail)	175	8,121
Five Prime Therapeutics, Inc.* (Biotechnology)	100	4,135
Five9, Inc.* (Internet Software & Services)	150	1,785
Fleetmatics Group PLC* (Software)	125	5,416
Flotek Industries, Inc.* (Chemicals)	200	2,640
Fluidigm Corp.* (Life Sciences Tools & Services)	150	1,355
Flushing Financial Corp. (Banks)	100	1,988
FNFV Group* (Diversified Financial Services)	250	2,867
Forestar Group, Inc.* (Real Estate Management & Development)	150	1,784
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	225	2,023
Fortress Biotech, Inc.* (Biotechnology)	325	874
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	200	3,462
Forward Air Corp. (Air Freight & Logistics)	100	4,453
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	150	4,280
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	200	4,118
Fox Factory Holding Corp.* (Auto Components)	100	1,737
Francesca’s Holdings Corp.* (Specialty Retail)	175	1,934
Franklin Electric Co., Inc. (Machinery)	150	4,958
Franklin Street Properties Corp. (Real Estate Investment Trusts)	325	3,988
Fred’s, Inc.—Class A (Multiline Retail)	150	2,417
Fresh Del Monte Produce, Inc. (Food Products)	100	5,443
Freshpet, Inc.* (Food Products)	125	1,166
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	250	1,968
FTI Consulting, Inc.* (Professional Services)	125	5,085
FuelCell Energy, Inc.* (Electrical Equipment)	175	1,089
Fulton Financial Corp. (Banks)	525	7,088
FutureFuel Corp. (Chemicals)	125	1,360
GAIN Capital Holdings, Inc. (Diversified Financial Services)	200	1,264
Galena Biopharma, Inc.* (Biotechnology)	775	361
Gannett Co., Inc. (Media)	375	5,179
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	175	2,272
GATX Corp. (Trading Companies & Distributors)	125	5,496
GCP Applied Technologies, Inc.* (Chemicals)	225	5,859
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	200	1,280
Generac Holdings, Inc.* (Electrical Equipment)	200	6,991
General Cable Corp. (Electrical Equipment)	175	2,224
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	125	1,975
Genesis Healthcare, Inc.* (Health Care Providers & Services)	450	797
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	175	1,523
Gentherm, Inc.* (Auto Components)	125	4,281
Genworth Financial, Inc.*—Class A (Insurance)	1,625	4,193
Geron Corp.* (Biotechnology)	650	1,742
Getty Realty Corp. (Real Estate Investment Trusts)	100	2,145
Gibraltar Industries, Inc.* (Building Products)	100	3,157
Gigamon, Inc.* (Software)	100	3,739
Gigpeak, Inc.* (Semiconductors & Semiconductor Equipment)	400	784
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125	5,715
Glacier Bancorp, Inc. (Banks)	250	6,645
Gladstone Commercial Corp. (Real Estate Investment Trusts)	100	1,689
Global Eagle Entertainment, Inc.* (Media)	225	1,494
Global Net Lease, Inc. (Real Estate Investment Trusts)	550	4,373
Globalstar, Inc.* (Diversified Telecommunication Services)	1,550	1,876
Globant SA* (Software)	100	3,935
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	225	5,362
Glu Mobile, Inc.* (Software)	550	1,210
GNC Holdings, Inc.—Class A (Specialty Retail)	225	5,465
Gogo, Inc.* (Internet Software & Services)	225	1,888
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	300	4,649
Gold Resource Corp. (Mining)	325	1,167
GoPro, Inc.*—Class A (Household Durables)	350	3,784
Government Properties Income Trust (Real Estate Investment Trusts)	225	5,189

See accompanying notes to financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	1,275	$11,755
Grand Canyon Education, Inc.* (Diversified Consumer Services)	150	5,988
Granite Construction, Inc. (Construction & Engineering)	125	5,694
Gray Television, Inc.* (Media)	225	2,441
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	300	1,308
Great Western Bancorp, Inc. (Banks)	175	5,520
Greatbatch, Inc.* (Health Care Equipment & Supplies)	100	3,093
Green Brick Partners, Inc.* (Household Durables)	150	1,091
Green Dot Corp.*—Class A (Consumer Finance)	150	3,449
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	125	2,465
Greenhill & Co., Inc. (Capital Markets)	100	1,610
Greenlight Capital Re, Ltd.*—Class A (Insurance)	125	2,520
Greif, Inc.—Class A (Containers & Packaging)	100	3,727
Griffon Corp. (Building Products)	125	2,108
GrubHub, Inc.* (Internet Software & Services)	250	7,767
GTT Communications, Inc.* (Internet Software & Services)	100	1,848
GUESS?, Inc. (Specialty Retail)	200	3,010
Guidance Software, Inc.* (Software)	150	929
H&E Equipment Services, Inc. (Trading Companies & Distributors)	125	2,379
H.B. Fuller Co. (Chemicals)	150	6,599
Haemonetics Corp.* (Health Care Equipment & Supplies)	175	5,073
Halozyme Therapeutics, Inc.* (Biotechnology)	375	3,236
Halyard Health, Inc.* (Health Care Equipment & Supplies)	150	4,878
Hampton Roads Bankshares, Inc.* (Banks)	425	761
Hancock Holding Co. (Banks)	250	6,528
Hanmi Financial Corp. (Banks)	125	2,936
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	125	2,700
Harmonic, Inc.* (Communications Equipment)	425	1,211
Harsco Corp. (Machinery)	325	2,158
Hatteras Financial Corp. (Real Estate Investment Trusts)	300	4,920
Hawaiian Holdings, Inc.* (Airlines)	175	6,643
HC2 Holdings, Inc.* (Construction & Engineering)	225	968
Headwaters, Inc.* (Construction Materials)	250	4,485
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	325	11,371
Healthcare Services Group, Inc. (Commercial Services & Supplies)	225	9,310
HealthEquity, Inc.* (Health Care Providers & Services)	150	4,558
HealthSouth Corp. (Health Care Providers & Services)	275	10,675
HealthStream, Inc.* (Health Care Technology)	100	2,652
Healthways, Inc.* (Health Care Providers & Services)	150	1,733
Heartland Express, Inc. (Road & Rail)	175	3,043
Hecla Mining Co. (Metals & Mining)	1,200	6,119
Helen of Troy, Ltd.* (Household Durables)	75	7,712
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	375	2,535
Heritage Commerce Corp. (Banks)	125	1,316
Heritage Financial Corp. (Banks)	125	2,198
Heritage Insurance Holdings, Inc. (Insurance)	125	1,496
Heritage Oaks Bancorp (Banks)	150	1,191
Herman Miller, Inc. (Commercial Services & Supplies)	200	5,978
Heron Therapeutics, Inc.* (Biotechnology)	125	2,256
Hersha Hospitality Trust (Real Estate Investment Trusts)	150	2,573
HFF, Inc.—Class A (Capital Markets)	125	3,610
Hibbett Sports, Inc.* (Specialty Retail)	75	2,609
Higher One Holdings, Inc.* (IT Services)	250	1,278
Hill International, Inc.* (Professional Services)	225	916
Hillenbrand, Inc. (Machinery)	175	5,257
Hilltop Holdings, Inc.* (Banks)	250	5,248
HMS Holdings Corp.* (Health Care Technology)	275	4,843
HNI Corp. (Commercial Services & Supplies)	150	6,973
Home BancShares, Inc. (Banks)	375	7,421
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	1,992
Horace Mann Educators Corp. (Insurance)	125	4,224
Horizon Pharma PLC* (Pharmaceuticals)	500	8,234
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	150	1,251
Hortonworks, Inc.* (Internet Software & Services)	175	1,871
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	400	6,252
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	700	1,176
HRG Group, Inc.* (Household Products)	375	5,149
HSN, Inc. (Internet & Catalog Retail)	100	4,893
Hub Group, Inc.*—Class A (Air Freight & Logistics)	100	3,837
Hubspot, Inc.* (Software)	100	4,342
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	250	7,295
IBERIABANK Corp. (Banks)	125	7,466
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	200	1,352
IDACORP, Inc. (Electric Utilities)	150	12,202
Idera Pharmaceuticals, Inc.* (Biotechnology)	650	995
Ignyta, Inc.* (Biotechnology)	200	1,084
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	200	3,752
IMAX Corp.* (Media)	200	5,896
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	175	1,285
ImmunoGen, Inc.* (Biotechnology)	425	1,309
Immunomedics, Inc.* (Biotechnology)	500	1,160
Impax Laboratories, Inc.* (Pharmaceuticals)	225	6,485
Imperva, Inc.* (Software)	100	4,301
INC Research Holdings, Inc.*—Class A (Life Sciences Tools & Services)	125	4,766
inContact, Inc.* (Internet Software & Services)	200	2,770
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	200	1,086
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	200	1,636
Independent Bank Corp. (Banks)	75	3,428
Infinera Corp.* (Communications Equipment)	450	5,076
Infinity Pharmaceuticals, Inc.* (Biotechnology)	600	798
Infoblox, Inc.* (Software)	200	3,752
Information Services Group, Inc.* (IT Services)	250	938
InfraREIT, Inc. (Real Estate Investment Trusts)	150	2,631
Ingevity Corp.* (Chemicals)	150	5,106
InnerWorkings, Inc.* (Commercial Services & Supplies)	175	1,447

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
Innospec, Inc. (Chemicals)	75	$3,449
Innoviva, Inc. (Pharmaceuticals)	275	2,896
Inovio Pharmaceuticals, Inc.* (Biotechnology)	250	2,310
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	4,004
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	125	3,250
Insmed, Inc.* (Biotechnology)	225	2,219
Insulet Corp.* (Health Care Equipment & Supplies)	175	5,292
Insys Therapeutics, Inc.* (Biotechnology)	125	1,618
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	100	7,977
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	400	8,051
Inteliquent, Inc. (Diversified Telecommunication Services)	125	2,486
Intelsat S.A.* (Diversified Telecommunication Services)	325	839
InterDigital, Inc. (Communications Equipment)	100	5,568
Interface, Inc. (Commercial Services & Supplies)	225	3,431
International Bancshares Corp. (Banks)	175	4,566
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	100	3,345
Intersect ENT, Inc.* (Pharmaceuticals)	125	1,616
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	425	5,755
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	350	5,565
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	125	4,853
Intralinks Holdings, Inc.* (Internet Software & Services)	200	1,300
Invacare Corp. (Health Care Equipment & Supplies)	150	1,820
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	325	1,992
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	350	4,792
Investment Technology Group, Inc. (Capital Markets)	125	2,090
Investors Bancorp, Inc. (Banks)	900	9,971
Investors Real Estate Trust (Real Estate Investment Trusts)	450	2,912
Invitae Corp.* (Biotechnology)	125	924
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	200	1,156
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	2,664
iRobot Corp.* (Household Durables)	100	3,508
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	425	5,556
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	100	1,832
iStar Financial, Inc.* (Real Estate Investment Trusts)	275	2,637
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	4,310
Ixia* (Communications Equipment)	250	2,455
IXYS Corp. (Semiconductors & Semiconductor Equipment)	125	1,281
j2 Global, Inc. (Internet Software & Services)	150	9,475
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	100	8,591
Janus Capital Group, Inc. (Capital Markets)	450	6,264
Jive Software, Inc.* (Software)	325	1,222
John Bean Technologies Corp. (Machinery)	100	6,121
Jones Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	225	927
Joy Global, Inc. (Machinery)	300	6,341
K12, Inc.* (Diversified Consumer Services)	150	1,874
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	100	1,552
Kaman Corp.—Class A (Trading Companies & Distributors)	100	4,252
KapStone Paper & Packaging Corp. (Paper & Forest Products)	275	3,578
Karyopharm Therapeutics, Inc.* (Biotechnology)	150	1,007
KB Home (Household Durables)	275	4,183
KCG Holdings, Inc.*—Class A (Capital Markets)	200	2,660
Kearny Financial Corp. (Thrifts & Mortgage Finance)	300	3,774
Kelly Services, Inc.—Class A (Professional Services)	125	2,371
Kemper Corp. (Insurance)	125	3,873
Kennametal, Inc. (Machinery)	250	5,528
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	275	5,214
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	325	2,152
Kforce, Inc. (Professional Services)	100	1,689
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	1,556
Kimball International, Inc.—Class B (Commercial Services & Supplies)	150	1,707
Kindred Healthcare, Inc. (Health Care Providers & Services)	300	3,387
Kite Pharma, Inc.* (Biotechnology)	125	6,249
Kite Realty Group Trust (Real Estate Investment Trusts)	250	7,008
KLX, Inc.* (Aerospace & Defense)	175	5,425
Knight Transportation, Inc. (Road & Rail)	225	5,980
Knoll, Inc. (Commercial Services & Supplies)	150	3,642
Knowles Corp.* (Electronic Equipment, Instruments & Components)	300	4,104
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	425	944
Korn/Ferry International (Professional Services)	200	4,140
Kraton Performance Polymers, Inc.* (Chemicals)	100	2,793
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	275	1,128
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	200	4,192
Kronos Worldwide, Inc. (Chemicals)	175	919
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	300	3,420
Ladder Capital Corp. (Real Estate Investment Trusts)	150	1,830
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	525	1,239
Lakeland Bancorp, Inc. (Banks)	150	1,707
Landec Corp.* (Food Products)	125	1,345
Lannett Co., Inc.* (Pharmaceuticals)	100	2,379
LaSalle Hotel Properties (Real Estate Investment Trusts)	325	7,664
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	450	2,408
La-Z-Boy, Inc. (Household Durables)	150	4,173

See accompanying notes to financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
LDR Holding Corp.* (Health Care Equipment & Supplies)	100	$3,695
LegacyTexas Financial Group, Inc. (Banks)	150	4,037
LendingClub Corp.* (Consumer Finance)	1,050	4,515
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	175	2,511
Lexington Realty Trust (Real Estate Investment Trusts)	725	7,330
Liberty Braves Group*—Class C (Media)	125	1,833
Liberty Media Group*—Class A (Media)	100	1,914
Liberty Media Group*—Class C (Media)	175	3,320
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Catalog Retail)	225	4,923
LifeLock, Inc.* (Diversified Consumer Services)	275	4,348
Limelight Networks, Inc.* (Internet Software & Services)	625	931
Lion Biotechnologies, Inc.* (Biotechnology)	200	1,620
Lionbridge Technologies, Inc.* (IT Services)	300	1,185
Liquidity Services, Inc.* (Internet Software & Services)	150	1,176
Lithia Motors, Inc.—Class A (Specialty Retail)	75	5,330
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	75	8,864
LivePerson, Inc.* (Internet Software & Services)	250	1,585
LogMeIn, Inc.* (Internet Software & Services)	75	4,757
Louisiana-Pacific Corp.* (Paper & Forest Products)	450	7,807
LSI Industries, Inc. (Electrical Equipment)	125	1,384
LTC Properties, Inc. (Real Estate Investment Trusts)	125	6,466
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	125	1,928
Lumentum Holdings, Inc.* (Communications Equipment)	175	4,235
Luminex Corp.* (Life Sciences Tools & Services)	150	3,035
M.D.C. Holdings, Inc. (Household Durables)	125	3,043
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	75	2,474
M/I Homes, Inc.* (Household Durables)	100	1,883
Macatawa Bank Corp. (Banks)	175	1,299
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	275	7,425
MacroGenics, Inc.* (Biotechnology)	125	3,374
Magellan Health, Inc.* (Health Care Providers & Services)	75	4,933
Maiden Holdings, Ltd. (Insurance)	225	2,754
MainSource Financial Group, Inc. (Banks)	100	2,205
MannKind Corp.* (Biotechnology)	1,425	1,653
ManTech International Corp.—Class A (IT Services)	75	2,837
Marchex, Inc.*—Class B (Internet Software & Services)	275	875
MarineMax, Inc.* (Specialty Retail)	100	1,697
Marketo, Inc.* (Internet Software & Services)	125	4,353
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	75	5,137
Marten Transport, Ltd. (Road & Rail)	100	1,980
Masimo Corp.* (Health Care Equipment & Supplies)	125	6,564
Masonite International Corp.* (Building Products)	100	6,613
MasTec, Inc.* (Construction & Engineering)	225	5,022
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	250	4,949
Matrix Service Co.* (Energy Equipment & Services)	125	2,061
Matson, Inc. (Marine)	150	4,843
Matthews International Corp.—Class A (Commercial Services & Supplies)	100	5,564
MAXIMUS, Inc. (IT Services)	200	11,073
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	200	3,596
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	200	1,056
MB Financial, Inc. (Banks)	225	8,162
MBIA, Inc.* (Insurance)	450	3,074
McDermott International, Inc.* (Energy Equipment & Services)	800	3,952
McGrath RentCorp (Commercial Services & Supplies)	75	2,294
MDC Partners, Inc.—Class A (Media)	175	3,201
Medgenics, Inc.* (Biotechnology)	175	971
Media General, Inc.* (Media)	350	6,016
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	725	11,026
MediciNova, Inc.* (Biotechnology)	175	1,321
Medidata Solutions, Inc.* (Health Care Technology)	175	8,202
MeetMe, Inc.* (Internet Software & Services)	250	1,333
Mentor Graphics Corp. (Software)	325	6,909
Mercury Systems, Inc.* (Aerospace & Defense)	125	3,108
Meredith Corp. (Media)	125	6,488
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,587
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	2,925
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	2,975
Meritage Homes Corp.* (Household Durables)	125	4,693
Meritor, Inc.* (Machinery)	325	2,340
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	450	2,426
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	4,279
MGE Energy, Inc. (Electric Utilities)	100	5,652
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,075	6,395
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	350	11,437
MiMedx Group, Inc.* (Biotechnology)	375	2,993
Minerals Technologies, Inc. (Chemicals)	100	5,680
Mitek System, Inc.* (Software)	175	1,244
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	175	7,535
Mobile Mini, Inc. (Commercial Services & Supplies)	150	5,196
MobileIron, Inc.* (Software)	325	991
Model N, Inc.* (Software)	100	1,335
Modine Manufacturing Co.* (Auto Components)	200	1,760
Molina Healthcare, Inc.* (Health Care Providers & Services)	125	6,237
Momenta Pharmaceuticals, Inc.* (Biotechnology)	250	2,700
MoneyGram International, Inc.* (IT Services)	175	1,199
Monmouth Real Estate Investment Corp.— Class A (Real Estate Investment Trusts)	225	2,984
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	525	5,360
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	125	8,539
Monotype Imaging Holdings, Inc. (Software)	150	3,695

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued

	Shares	Value
Monro Muffler Brake, Inc. (Specialty Retail)	100	$6,355
Monster Worldwide, Inc.* (Internet Software & Services)	475	1,135
Moog, Inc.*—Class A (Aerospace & Defense)	100	5,392
MRC Global, Inc.* (Trading Companies & Distributors)	300	4,263
MSA Safety, Inc. (Commercial Services & Supplies)	100	5,253
MSG Networks, Inc.*—Class A (Media)	200	3,068
Mueller Industries, Inc. (Machinery)	175	5,579
Mueller Water Products, Inc.—Class A (Machinery)	500	5,710
Myriad Genetics, Inc.* (Biotechnology)	200	6,119
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,079
Natera, Inc.* (Biotechnology)	125	1,508
National Bank Holdings Corp. (Banks)	100	2,036
National CineMedia, Inc. (Media)	225	3,483
National General Holdings Corp. (Insurance)	175	3,749
National Health Investors, Inc. (Real Estate Investment Trusts)	125	9,385
National Storage Affiliates Trust (Real Estate Investment Trusts)	100	2,082
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	150	1,689
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,780
Nautilus, Inc.* (Leisure Products)	125	2,230
Navigant Consulting, Inc.* (Professional Services)	175	2,826
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	600	942
Navistar International Corp.* (Machinery)	200	2,338
NBT Bancorp, Inc. (Banks)	150	4,295
NCI Building Systems, Inc.* (Building Products)	125	1,999
Nektar Therapeutics* (Pharmaceuticals)	400	5,692
Neogen Corp.* (Health Care Equipment & Supplies)	125	7,031
NeoGenomics, Inc.* (Life Sciences Tools & Services)	225	1,809
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	150	1,430
NETGEAR, Inc.* (Communications Equipment)	100	4,754
NetScout Systems, Inc.* (Communications Equipment)	300	6,675
NeuStar, Inc.*—Class A (IT Services)	175	4,114
Nevro Corp.* (Health Care Equipment & Supplies)	75	5,532
New Jersey Resources Corp. (Gas Utilities)	250	9,638
New Media Investment Group, Inc. (Media)	150	2,711
New Residential Investment Corp. (Real Estate Investment Trusts)	675	9,341
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	275	2,937
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	400	2,440
New York REIT, Inc. (Real Estate Investment Trusts)	525	4,856
Newpark Resources, Inc.* (Energy Equipment & Services)	350	2,027
NewStar Financial, Inc.* (Diversified Financial Services)	125	1,053
Nexstar Broadcasting Group, Inc.—Class A (Media)	100	4,758
NIC, Inc. (Internet Software & Services)	200	4,388
NII Holdings, Inc.* (Wireless Telecommunication Services)	325	1,034
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,990
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	250	1,370
NN, Inc. (Metal Fabricate/Hardware)	100	1,399
Nobilis Health Corp.* (Health Care Providers & Services)	400	892
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	300	4,167
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	250	1,155
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	150	2,225
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	225	2,081
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	325	4,820
Northwest Natural Gas Co. (Gas Utilities)	75	4,862
NorthWestern Corp. (Multi-Utilities)	150	9,461
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	125	1,894
Novavax, Inc.* (Biotechnology)	850	6,179
Novocure, Ltd.* (Health Care Equipment & Supplies)	200	2,334
NOW, Inc.* (Trading Companies & Distributors)	325	5,895
NRG Yield, Inc.—Class A (Independent Power and Renewable Electricity Producers)	150	2,283
NRG Yield, Inc.—Class C (Independent Power and Renewable Electricity Producers)	225	3,508
Nutrisystem, Inc. (Internet & Catalog Retail)	100	2,536
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	8,957
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	200	4,336
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	550	5,136
Oclaro, Inc.* (Communications Equipment)	400	1,952
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	675	1,154
Office Depot, Inc.* (Specialty Retail)	1,750	5,792
OFG Bancorp (Banks)	200	1,660
Oil States International, Inc.* (Energy Equipment & Services)	175	5,754
Old National Bancorp (Banks)	425	5,325
Old Second Bancorp, Inc. (Banks)	175	1,195
Olin Corp. (Chemicals)	500	12,419
OM Asset Management PLC (Capital Markets)	150	2,003
Omeros Corp.* (Pharmaceuticals)	150	1,578
Omnicell, Inc.* (Health Care Technology)	125	4,279
OMNOVA Solutions, Inc.* (Chemicals)	200	1,450
On Assignment, Inc.* (Professional Services)	150	5,543
On Deck Capital, Inc.* (Diversified Financial Services)	250	1,288
ONE Gas, Inc. (Gas Utilities)	150	9,989
Ophthotech Corp.* (Biotechnology)	100	5,102
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	250	1,478
ORBCOMM, Inc.* (Diversified Telecommunication Services)	250	2,488
Organovo Holdings, Inc.* (Biotechnology)	425	1,581
Orion Marine Group, Inc.* (Construction & Engineering)	200	1,062

See accompanying notes to financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Oritani Financial Corp. (Thrifts & Mortgage Finance)	150	$2,399
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	125	5,470
Otonomy, Inc.* (Biotechnology)	100	1,588
Otter Tail Corp. (Electric Utilities)	125	4,186
OvaScience, Inc.* (Biotechnology)	200	1,042
Overseas Shipholding Group, Inc.—Class A (Oil, Gas & Consumable Fuels)	150	1,649
Owens & Minor, Inc. (Health Care Providers & Services)	200	7,475
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	125	1,125
P.H. Glatfelter Co. (Paper & Forest Products)	150	2,934
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	275	1,935
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	200	1,090
Pacific Premier Bancorp, Inc.* (Banks)	100	2,400
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	4,216
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	75	5,100
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	125	1,918
PAREXEL International Corp.* (Life Sciences Tools & Services)	150	9,431
Park Sterling Corp. (Banks)	225	1,595
Parker Drilling Co.* (Energy Equipment & Services)	600	1,374
Parkway Properties, Inc. (Real Estate Investment Trusts)	275	4,601
Party City Holdco, Inc.* (Specialty Retail)	125	1,739
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	200	4,594
Paycom Software, Inc.* (Software)	150	6,482
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	150	8,641
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,749
PDL BioPharma, Inc. (Biotechnology)	675	2,120
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	225	5,906
Pegasystems, Inc. (Software)	125	3,369
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	250	3,488
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	225	4,826
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	225	3,652
Penumbra, Inc.* (Health Care Equipment & Supplies)	75	4,463
Perficient, Inc.* (IT Services)	125	2,539
Performance Food Group Co.* (Food & Staples Retailing)	125	3,364
Performance Sports Group, Ltd.* (Leisure Products)	300	900
PGT, Inc.* (Building Products)	200	2,060
PharmAthene, Inc.* (Biotechnology)	425	1,037
PharMerica Corp.* (Health Care Providers & Services)	100	2,466
PHH Corp.* (Thrifts & Mortgage Finance)	200	2,664
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	250	2,228
Physicians Realty Trust (Real Estate Investment Trusts)	425	8,928
Pier 1 Imports, Inc. (Specialty Retail)	325	1,671
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	225	2,493
Pinnacle Financial Partners, Inc. (Banks)	125	6,106
Pioneer Energy Services Corp.* (Energy Equipment & Services)	325	1,495
Planet Payment, Inc.* (IT Services)	250	1,123
Plantronics, Inc. (Communications Equipment)	100	4,400
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	4,320
Plug Power, Inc.* (Electrical Equipment)	850	1,581
Ply Gem Holdings, Inc.* (Building Products)	100	1,457
PNM Resources, Inc. (Electric Utilities)	250	8,860
Polycom, Inc.* (Communications Equipment)	425	4,781
PolyOne Corp. (Chemicals)	250	8,810
Portland General Electric Co. (Electric Utilities)	275	12,132
Portola Pharmaceuticals, Inc.* (Biotechnology)	175	4,130
Potbelly Corp.* (Hotels, Restaurants & Leisure)	125	1,568
Potlatch Corp. (Real Estate Investment Trusts)	125	4,263
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	100	5,007
PRA Group, Inc.* (Consumer Finance)	150	3,621
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	75	3,132
Preferred Apartment Communities, Inc.—Class A (Real Estate Investment Trusts)	100	1,472
Press Ganey Holdings, Inc.* (Health Care Technology)	75	2,951
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	8,309
Primerica, Inc. (Insurance)	150	8,585
Primoris Services Corp. (Construction & Engineering)	150	2,840
PrivateBancorp, Inc. (Banks)	250	11,007
Progenics Pharmaceuticals, Inc.* (Biotechnology)	325	1,372
Progress Software Corp.* (Software)	175	4,806
Proofpoint, Inc.* (Software)	125	7,885
PROS Holdings, Inc.* (Software)	100	1,743
Prosperity Bancshares, Inc. (Banks)	200	10,197
Prothena Corp. PLC* (Biotechnology)	125	4,369
Proto Labs, Inc.* (Machinery)	75	4,317
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	200	3,928
PTC Therapeutics, Inc.* (Biotechnology)	175	1,229
Puma Biotechnology, Inc.* (Biotechnology)	100	2,979
Pure Storage, Inc.* (Technology Hardware, Storage & Peripherals)	225	2,453
Q2 Holdings, Inc.* (Internet Software & Services)	100	2,802
Qlik Technologies, Inc.* (Software)	275	8,134
QLogic Corp.* (Electronic Equipment, Instruments & Components)	275	4,054
QTS Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	150	8,396
Quad/Graphics, Inc. (Commercial Services & Supplies)	100	2,329
Quality Systems, Inc. (Health Care Technology)	200	2,382
Qualys, Inc.* (Software)	100	2,981
Quanex Building Products Corp. (Building Products)	125	2,324
Quidel Corp.* (Health Care Equipment & Supplies)	100	1,786
QuinStreet, Inc.* (Internet Software & Services)	300	1,065
Quorum Health Corp.* (Health Care Providers & Services)	150	1,607

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares	Value
Quotient Technology, Inc.* (Internet Software & Services)	225	$3,017
Radian Group, Inc. (Thrifts & Mortgage Finance)	675	7,033
Radiant Logistics, Inc.* (Air Freight & Logistics)	275	825
Radio One, Inc.*—Class D (Media)	250	798
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	225	1,008
Radius Health, Inc.* (Biotechnology)	100	3,675
RadNet, Inc.* (Health Care Providers & Services)	225	1,202
RAIT Financial Trust (Real Estate Investment Trusts)	450	1,409
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	350	4,228
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	250	4,903
Raptor Pharmaceutical Corp.* (Biotechnology)	350	1,880
Raven Industries, Inc. (Industrial Conglomerates)	125	2,368
Rayonier Advanced Materials, Inc. (Chemicals)	175	2,378
RBC Bearings, Inc.* (Machinery)	75	5,438
Real Industry, Inc.* (Metals & Mining)	150	1,166
RealNetworks, Inc.* (Internet Software & Services)	200	862
RealPage, Inc.* (Software)	175	3,908
Red Rock Resorts, Inc.*—Class A (Hotels, Restaurants & Leisure)	100	2,198
Redwood Trust, Inc. (Real Estate Investment Trusts)	250	3,453
Regis Corp.* (Diversified Consumer Services)	150	1,868
Regulus Therapeutics, Inc.* (Biotechnology)	225	650
Relypsa, Inc.* (Pharmaceuticals)	150	2,775
Renasant Corp. (Banks)	125	4,041
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	200	1,766
Rent-A-Center, Inc. (Specialty Retail)	200	2,456
Repligen Corp.* (Biotechnology)	125	3,420
Republic First Bancorp, Inc.* (Banks)	250	1,078
Resource Capital Corp. (Real Estate Investment Trusts)	125	1,608
Resources Connection, Inc. (Professional Services)	150	2,217
Restoration Hardware Holdings, Inc.* (Specialty Retail)	125	3,585
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	300	6,501
RetailMeNot, Inc.* (Internet Software & Services)	175	1,349
Retrophin, Inc.* (Biotechnology)	125	2,226
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	225	4,745
Rexnord Corp.* (Machinery)	275	5,398
Rigel Pharmaceuticals, Inc.* (Biotechnology)	525	1,171
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	1,544
RingCentral, Inc.*—Class A (Software)	200	3,944
RLI Corp. (Insurance)	125	8,597
RLJ Lodging Trust (Real Estate Investment Trusts)	375	8,044
Roadrunner Transportation Systems, Inc.* (Road & Rail)	175	1,306
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	225	1,703
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	100	3,194
Rouse Properties, Inc. (Real Estate Investment Trusts)	150	2,738
Rovi Corp.* (Software)	275	4,301
RPX Corp.* (Professional Services)	200	1,834
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	250	8,722
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	325	1,167
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	325	1,173
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,941
Rush Enterprises, Inc.*—Class A (Trading Companies & Distributors)	100	2,155
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	125	1,994
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	125	6,331
S&T Bancorp, Inc. (Banks)	125	3,056
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	225	4,643
Sage Therapeutics, Inc.* (Biotechnology)	100	3,013
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	125	1,873
Saia, Inc.* (Road & Rail)	100	2,514
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	225	1,589
Sandy Spring Bancorp, Inc. (Banks)	75	2,180
Sangamo BioSciences, Inc.* (Biotechnology)	300	1,737
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	225	6,032
Sapiens International Corp. N.V. (Software)	125	1,464
Sarepta Therapeutics, Inc.* (Biotechnology)	150	2,861
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	2,783
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	100	1,760
Scholastic Corp. (Media)	100	3,961
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	3,528
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	175	2,286
Science Applications International Corp. (IT Services)	125	7,293
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	200	1,838
SciQuest, Inc.* (Internet Software & Services)	100	1,766
Scorpio Bulkers, Inc.* (Marine)	325	907
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	600	2,520
Seacoast Banking Corp. of Florida* (Banks)	125	2,030
Seadrill, Ltd.* (Energy Equipment & Services)	1,250	4,050
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	225	3,224
Select Comfort Corp.* (Specialty Retail)	150	3,207
Select Income REIT (Real Estate Investment Trusts)	200	5,198
Select Medical Holdings Corp.* (Health Care Providers & Services)	350	3,805
Selective Insurance Group, Inc. (Insurance)	175	6,686
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	150	4,883
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	200	4,772
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	225	884

See accompanying notes to financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Sensient Technologies Corp. (Chemicals)	125	$8,880
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	175	1,397
Seritage Growth Properties (Real Estate Investment Trusts)	75	3,738
ServiceSource International, Inc.* (IT Services)	325	1,310
ServisFirst Bancshares, Inc. (Banks)	75	3,704
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	150	5,859
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	200	2,948
ShoreTel, Inc.* (Communications Equipment)	275	1,840
Shutterfly, Inc.* (Internet & Catalog Retail)	100	4,661
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	200	1,286
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	225	1,132
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	6,093
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	125	2,129
Silver Spring Networks, Inc.* (Software)	150	1,823
Simmons First National Corp.—Class A (Banks)	100	4,619
Simpson Manufacturing Co., Inc. (Building Products)	125	4,996
Sinclair Broadcast Group, Inc.—Class A (Media)	200	5,971
SkyWest, Inc. (Airlines)	175	4,631
Smart & Final Stores, Inc.* (Food & Staples Retailing)	100	1,489
Smith & Wesson Holding Corp.* (Leisure Products)	175	4,757
Snyder’s-Lance, Inc. (Food Products)	250	8,473
Sonic Automotive, Inc.—Class A (Specialty Retail)	125	2,139
Sonic Corp. (Hotels, Restaurants & Leisure)	150	4,058
Sonus Networks, Inc.* (Communications Equipment)	200	1,738
Sorrento Therapeutics, Inc.* (Biotechnology)	175	980
Sotheby’s—Class A (Diversified Consumer Services)	175	4,795
South Jersey Industries, Inc. (Gas Utilities)	250	7,905
South State Corp. (Banks)	75	5,104
Southside Bancshares, Inc. (Banks)	100	3,092
Southwest Gas Corp. (Gas Utilities)	150	11,806
Spartan Motors, Inc. (Auto Components)	200	1,252
SpartanNash Co. (Food & Staples Retailing)	125	3,823
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	275	1,807
Spire, Inc. (Gas Utilities)	125	8,855
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	150	1,209
SPX Corp. (Machinery)	150	2,228
SPX FLOW, Inc.* (Machinery)	125	3,259
STAAR Surgical Co.* (Health Care Equipment & Supplies)	225	1,240
STAG Industrial, Inc. (Real Estate Investment Trusts)	225	5,357
Stage Stores, Inc. (Specialty Retail)	200	976
State Bank Financial Corp. (Banks)	125	2,544
State National Cos., Inc. (Insurance)	150	1,580
Steelcase, Inc.—Class A (Commercial Services & Supplies)	275	3,732
Stein Mart, Inc. (Specialty Retail)	175	1,351
Sterling Bancorp (Banks)	400	6,280
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	200	6,835
Stewart Information Services Corp. (Insurance)	75	3,106
Stifel Financial Corp.* (Capital Markets)	200	6,290
Stillwater Mining Co.* (Metals & Mining)	400	4,744
Stoneridge, Inc.* (Auto Components)	125	1,868
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	4,006
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	125	1,371
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	300	3,972
Summit Materials, Inc.*—Class A (Construction Materials)	200	4,092
Sun Hydraulics Corp. (Machinery)	75	2,227
SunCoke Energy, Inc. (Metals & Mining)	275	1,601
Sunrun, Inc.* (Electrical Equipment)	275	1,631
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	675	8,146
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	125	3,106
Superior Industries International, Inc. (Auto Components)	100	2,678
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	175	3,565
SUPERVALU, Inc.* (Food & Staples Retailing)	875	4,130
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	100	4,767
Swift Transportation Co.* (Road & Rail)	250	3,853
Sykes Enterprises, Inc.* (IT Services)	125	3,620
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	125	6,719
Synchronoss Technologies, Inc.* (Software)	125	3,983
Synergy Pharmaceuticals, Inc.* (Biotechnology)	675	2,565
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	600	3,996
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	100	9,481
Syntel, Inc.* (IT Services)	100	4,526
Synthetic Biologics, Inc.* (Biotechnology)	525	945
Tailored Brands, Inc. (Specialty Retail)	200	2,532
Take-Two Interactive Software, Inc.* (Software)	250	9,479
TAL International Group, Inc. (Trading Companies & Distributors)	150	2,012
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	275	3,726
Talmer Bancorp, Inc.—Class A (Banks)	200	3,834
Tangoe, Inc.* (Software)	150	1,158
TASER International, Inc.* (Aerospace & Defense)	175	4,354
Taylor Morrison Home Corp.*—Class A (Household Durables)	125	1,855
Team Health Holdings, Inc.* (Health Care Providers & Services)	200	8,133
Team, Inc.* (Commercial Services & Supplies)	100	2,483
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	7,185
Teekay Corp. (Oil, Gas & Consumable Fuels)	200	1,426
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	525	1,565
Teledyne Technologies, Inc.* (Aerospace & Defense)	100	9,904
Telenav, Inc.* (Software)	200	1,020
Teligent, Inc.* (Pharmaceuticals)	225	1,607
Tenneco, Inc.* (Auto Components)	175	8,156

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Common Stocks, continued

	Shares	Value
Terraform Global, Inc. (Independent Power and Renewable Electricity Producers)	475	$1,549
Terraform Power, Inc. (Independent Power and Renewable Electricity Producers)	325	3,543
Terravia Holdings, Inc.* (Chemicals)	475	1,245
Terreno Realty Corp. (Real Estate Investment Trusts)	150	3,881
TESARO, Inc.* (Biotechnology)	75	6,303
Tesco Corp. (Energy Equipment & Services)	200	1,338
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	150	4,596
Tetra Tech, Inc. (Commercial Services & Supplies)	175	5,380
TETRA Technologies, Inc.* (Energy Equipment & Services)	325	2,070
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	250	1,075
Texas Capital Bancshares, Inc.* (Banks)	150	7,014
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	200	9,119
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	125	1,393
TG Therapeutics, Inc.* (Biotechnology)	200	1,212
The Advisory Board Co.* (Professional Services)	125	4,424
The Andersons, Inc. (Food & Staples Retailing)	100	3,554
The Bancorp, Inc.* (Banks)	200	1,204
The Brink’s Co. (Commercial Services & Supplies)	150	4,274
The Buckle, Inc. (Specialty Retail)	100	2,599
The Cato Corp.—Class A (Specialty Retail)	100	3,772
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	150	7,220
The Chemours Co. (Chemicals)	575	4,738
The E.W. Scripps Co.*—Class A (Media)	200	3,168
The Empire District Electric Co. (Electric Utilities)	150	5,096
The Ensign Group, Inc. (Health Care Providers & Services)	175	3,677
The Finish Line, Inc.—Class A (Specialty Retail)	150	3,029
The GEO Group, Inc. (Real Estate Investment Trusts)	225	7,691
The Greenbrier Cos., Inc. (Machinery)	100	2,913
The Hackett Group, Inc. (IT Services)	100	1,387
The KEYW Holding Corp.* (Aerospace & Defense)	175	1,740
The Manitowoc Co., Inc. (Machinery)	475	2,589
The Medicines Co.* (Pharmaceuticals)	200	6,726
The New York Times Co.—Class A (Media)	400	4,840
The Rubicon Project, Inc.* (Software)	150	2,048
The Spectranetics Corp.* (Health Care Equipment & Supplies)	150	2,807
The St Joe Co.* (Real Estate Management & Development)	175	3,101
TherapeuticsMD, Inc.* (Pharmaceuticals)	500	4,250
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	2,836
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	2,401
Third Point Reinsurance, Ltd.* (Insurance)	250	2,930
Tidewater, Inc. (Energy Equipment & Services)	275	1,213
Tier REIT, Inc. (Real Estate Investment Trusts)	175	2,683
Tile Shop Holdings, Inc.* (Specialty Retail)	125	2,485
Time, Inc. (Media)	325	5,350
TimkenSteel Corp. (Metals & Mining)	175	1,684
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	200	1,096
Titan International, Inc. (Machinery)	225	1,395
TiVo, Inc.* (Software)	325	3,218
TopBuild Corp.* (Household Durables)	125	4,525
TowneBank (Banks)	175	3,789
TransEnterix, Inc.* (Health Care Equipment & Supplies)	650	793
Travelport Worldwide, Ltd. (IT Services)	375	4,834
Tredegar Corp. (Chemicals)	100	1,612
Trevena, Inc.* (Biotechnology)	225	1,418
Trex Co., Inc.* (Building Products)	100	4,492
TRI Pointe Group, Inc.* (Household Durables)	475	5,614
TriMas Corp.* (Machinery)	150	2,700
TriNet Group, Inc.* (Professional Services)	150	3,119
Trinseo SA* (Chemicals)	100	4,293
Triple-S Management Corp.* (Health Care Providers & Services)	100	2,443
Triumph Group, Inc. (Aerospace & Defense)	150	5,325
tronc, Inc. (Media)	125	1,725
Tronox, Ltd. (Chemicals)	325	1,433
Trovagene, Inc.* (Biotechnology)	200	906
TrueBlue, Inc.* (Professional Services)	150	2,838
TrueCar, Inc.* (Internet Software & Services)	225	1,766
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	2,244
Trustmark Corp. (Banks)	225	5,591
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	275	2,071
Tubemogul, Inc.* (Software)	100	1,190
Tuesday Morning Corp.* (Multiline Retail)	225	1,580
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	175	4,680
Tutor Perini Corp.* (Construction & Engineering)	125	2,944
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	200	6,893
Ubiquiti Networks, Inc.* (Communications Equipment)	100	3,866
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	200	1,138
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	125	6,113
UMB Financial Corp. (Banks)	150	7,981
UMH Properties, Inc. (Real Estate Investment Trusts)	125	1,406
Umpqua Holdings Corp. (Banks)	675	10,441
Union Bankshares Corp. (Banks)	150	3,707
Unisys Corp.* (IT Services)	225	1,638
Unit Corp.* (Energy Equipment & Services)	175	2,723
United Bankshares, Inc. (Banks)	200	7,502
United Community Banks, Inc. (Banks)	225	4,115
United Community Financial Corp. (Thrifts & Mortgage Finance)	225	1,368
United Development Funding IV (Real Estate Investment Trusts)+	125	100
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	200	2,596
United Natural Foods, Inc.* (Food & Staples Retailing)	150	7,019
Univar, Inc.* (Trading Companies & Distributors)	150	2,837
Universal American Corp. (Health Care Providers & Services)	250	1,895
Universal Corp. (Tobacco)	75	4,331
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	125	8,475
Universal Insurance Holdings, Inc. (Insurance)	125	2,323
Urban Edge Properties (Real Estate Investment Trusts)	275	8,211

See accompanying notes to financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	100	$2,478
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,068
Valhi, Inc. (Chemicals)	400	628
Valley National Bancorp (Banks)	775	7,068
Vanda Pharmaceuticals, Inc.* (Biotechnology)	150	1,679
VASCO Data Security International, Inc.* (Software)	125	2,049
Vector Group, Ltd. (Tobacco)	275	6,165
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	150	2,484
Verint Systems, Inc.* (Software)	200	6,626
Versartis, Inc.* (Biotechnology)	125	1,383
ViaSat, Inc.* (Communications Equipment)	125	8,924
Viavi Solutions, Inc.* (Communications Equipment)	750	4,973
VirnetX Holding Corp.* (Software)	275	1,100
Virtu Financial, Inc.—Class A (Capital Markets)	100	1,800
Virtusa Corp.* (IT Services)	100	2,888
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	425	5,266
Vitae Pharmaceuticals, Inc.* (Biotechnology)	125	1,349
Vital Therapies, Inc.* (Biotechnology)	150	930
Vitamin Shoppe, Inc.* (Specialty Retail)	100	3,057
Vivint Solar, Inc.* (Independent Power and Renewable Electricity Producers)	250	768
Vocera Communications, Inc.* (Health Care Technology)	125	1,606
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	3,965
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	375	870
Wabash National Corp.* (Machinery)	225	2,858
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	250	4,305
WageWorks, Inc.* (Professional Services)	125	7,475
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	100	2,278
Washington Federal, Inc. (Thrifts & Mortgage Finance)	275	6,671
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	225	7,079
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	100	1,533
Watts Water Technologies, Inc.—Class A (Machinery)	100	5,825
Wayfair, Inc.*—Class A (Internet & Catalog Retail)	100	3,900
Web.com Group, Inc.* (Internet Software & Services)	150	2,727
WebMD Health Corp.* (Internet Software & Services)	125	7,264
Webster Financial Corp. (Banks)	275	9,335
Weight Watchers International, Inc.* (Diversified Consumer Services)	125	1,454
Werner Enterprises, Inc. (Road & Rail)	150	3,446
WesBanco, Inc. (Banks)	125	3,881
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	200	2,684
West Corp. (Commercial Services & Supplies)	150	2,949
Westamerica Bancorp (Banks)	75	3,695
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	175	1,643
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	225	4,642
WGL Holdings, Inc. (Gas Utilities)	150	10,618
Whitestone REIT (Real Estate Investment Trusts)	125	1,885
Willbros Group, Inc.* (Oil & Gas Services)	325	822
William Lyon Homes*—Class A (Household Durables)	100	1,612
Wilshire Bancorp, Inc. (Banks)	250	2,605
Windstream Holdings, Inc. (Diversified Telecommunication Services)	350	3,245
Winnebago Industries, Inc. (Automobiles)	100	2,292
Wintrust Financial Corp. (Banks)	150	7,650
WisdomTree Investments, Inc. (Capital Markets)	375	3,671
WMIH Corp.* (Insurance)	825	1,832
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	300	6,095
Woodward, Inc. (Machinery)	150	8,645
World Wrestling Entertainment, Inc.—Class A (Media)	125	2,301
Worthington Industries, Inc. (Metals & Mining)	150	6,344
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	575	6,434
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	325	5,645
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	3,219
Xactly Corp.* (Internet Software & Services)	100	1,281
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	250	1,438
Xencor, Inc.* (Biotechnology)	125	2,374
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	325	5,454
XenoPort, Inc.* (Pharmaceuticals)	250	1,760
XO Group, Inc.* (Internet Software & Services)	100	1,743
XPO Logistics, Inc.* (Air Freight & Logistics)	300	7,878
Xura, Inc.* (Software)	100	2,443
Yadkin Financial Corp. (Banks)	175	4,391
YRC Worldwide, Inc.* (Road & Rail)	150	1,320
Zafgen, Inc.* (Biotechnology)	175	1,048
ZAGG, Inc.* (Household Durables)	200	1,050
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	125	3,416
Zendesk, Inc.* (Software)	250	6,595
ZIOPHARM Oncology, Inc.* (Biotechnology)	450	2,471
ZixCorp.* (Software)	300	1,125
Zogenix, Inc.* (Pharmaceuticals)	150	1,208
TOTAL COMMON STOCKS (Cost $4,077,593)		4,633,518

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+^(c) (Biotechnology)	493	—
Dyax Corp.*+^(d) (Biotechnology)	450	499
Leap Wireless International, Inc.*+^(e) (Wireless Telecommunication Services)	390	983
Trius Therapeutics, Inc.*+^(c) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHTS (Cost $983)		1,482

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 33

Repurchase Agreements(f)(g) (51.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $5,237,052	$5,237,000	$5,237,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,237,000)		5,237,000
TOTAL INVESTMENT SECURITIES (Cost $9,315,576)—96.1%		9,872,000
Net other assets (liabilities)—3.9%		405,566
NET ASSETS—100.0%		$10,277,566

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represented 0.015% of the net assets of the Fund.

*                 Non-income producing security

^                  The Advisor has deemed these securities to be illiquid. As of June 30, 2016, these securities represented 0.014% of the net assets.

(a)         Number of shares is less than 0.50

(b)         Amount is less than $0.50.

(c)          Rights entitle the Fund to cash based on certain commercial sales milestones.

(d)         Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(e)          Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(f)           The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(g)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $722,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	7/27/16	0.19%	$1,699,482	$83,526
Russell 2000 Index	UBS AG	7/27/16	0.19%	3,990,566	233,358
				$5,690,048	$316,884

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Small-Cap invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$66,974	0.7%
Air Freight & Logistics	24,934	0.2%
Airlines	11,274	0.1%
Auto Components	47,487	0.5%
Automobiles	2,292	NM
Banks	410,466	4.0%
Biotechnology	249,779	2.4%
Building Products	51,157	0.5%
Capital Markets	54,179	0.5%
Chemicals	113,017	1.2%
Commercial Services & Supplies	105,974	1.0%
Communications Equipment	88,313	0.9%
Construction & Engineering	43,943	0.4%
Construction Materials	8,577	0.1%
Consumer Finance	25,072	0.2%
Containers & Packaging	3,727	NM
Distributors	7,029	0.1%
Diversified Consumer Services	48,382	0.5%
Diversified Financial Services	7,568	0.1%
Diversified Telecommunication Services	37,007	0.3%
Electric Utilities	63,731	0.6%
Electrical Equipment	31,437	0.3%
Electronic Equipment, Instruments & Components	123,914	1.2%
Energy Equipment & Services	54,452	0.5%
Food & Staples Retailing	23,379	0.2%
Food Products	45,219	0.4%
Gas Utilities	63,673	0.6%
Health Care Equipment & Supplies	146,129	1.4%
Health Care Providers & Services	109,223	1.1%
Health Care Technology	27,905	0.3%
Hotels, Restaurants & Leisure	121,006	1.2%
Household Durables	54,562	0.5%
Household Products	7,863	0.1%
Independent Power and Renewable Electricity Producers	37,109	0.4%
Industrial Conglomerates	2,368	NM
Insurance	87,535	0.9%
Internet & Catalog Retail	25,623	0.2%
Internet Software & Services	128,003	1.2%
IT Services	107,182	1.0%
Leisure Products	11,205	0.1%
Life Sciences Tools & Services	34,893	0.3%
Machinery	136,397	1.3%
Marine	6,709	0.1%
Media	98,703	1.0%
Metal Fabricate/Hardware	1,399	NM
Metals & Mining	54,914	0.5%
Mining	1,167	NM
Multiline Retail	11,513	0.1%
Multi-Utilities	27,877	0.3%
Oil & Gas Services	822	NM

See accompanying notes to financial statements.

34 :: ProFund VP Small-Cap :: Financial Statements

	Value	% of Net Assets
Oil, Gas & Consumable Fuels	$112,954	1.1%
Paper & Forest Products	21,290	0.2%
Personal Products	6,668	0.1%
Pharmaceuticals	103,145	1.0%
Professional Services	58,318	0.6%
Real Estate Investment Trusts	475,135	4.7%
Real Estate Management & Development	15,520	0.2%
Road & Rail	26,088	0.3%
Semiconductors & Semiconductor Equipment	171,294	1.7%
Software	213,446	2.0%
Specialty Retail	121,297	1.2%
Technology Hardware, Storage & Peripherals	36,154	0.4%
Textiles, Apparel & Luxury Goods	43,242	0.4%
Thrifts & Mortgage Finance	92,784	0.9%
Tobacco	10,496	0.1%
Trading Companies & Distributors	51,268	0.5%
Transportation Infrastructure	2,684	NM
Water Utilities	10,717	0.1%
Wireless Telecommunication Services	9,437	0.1%
Other**	5,642,566	54.9%
Total	$10,277,566	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 35

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$9,315,576
Securities, at value	4,635,000
Repurchase agreements, at value	5,237,000
Total Investment Securities, at value	9,872,000
Cash	117
Segregated cash balances with custodian	938
Dividends and interest receivable	6,483
Unrealized gain on swap agreements	316,884
Receivable for capital shares issued	127,220
Prepaid expenses	172
TOTAL ASSETS	10,323,814
LIABILITIES:
Payable for capital shares redeemed	306
Advisory fees payable	6,931
Management services fees payable	924
Administration fees payable	338
Administrative services fees payable	6,192
Distribution fees payable	6,920
Transfer agency fees payable	1,080
Fund accounting fees payable	420
Compliance services fees payable	63
Other accrued expenses	23,074
TOTAL LIABILITIES	46,248
NET ASSETS	$10,277,566
NET ASSETS CONSIST OF:
Capital	$10,163,756
Accumulated net investment income (loss)	(41,848)
Accumulated net realized gains (losses) on investments	(717,650)
Net unrealized appreciation (depreciation) on investments	873,308
NET ASSETS	$10,277,566
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	342,260
Net Asset Value (offering and redemption price per share)	$30.03

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$36,466
Interest	6,971
Foreign tax withholding	(11)
TOTAL INVESTMENT INCOME	43,426
EXPENSES:
Advisory fees	37,514
Management services fees	5,002
Administration fees	2,395
Transfer agency fees	3,524
Administrative services fees	11,201
Distribution fees	12,505
Custody fees	886
Fund accounting fees	7,977
Trustee fees	161
Compliance services fees	72
Other fees	13,310
Total Gross Expenses before reductions	94,547
Expenses reduced and reimbursed by the Advisor	(10,514)
TOTAL NET EXPENSES	84,033
NET INVESTMENT INCOME (LOSS)	(40,607)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	144,920
Net realized gains (losses) on futures contracts	(35,920)
Net realized gains (losses) on swap agreements	(342,656)
Change in net unrealized appreciation/depreciation on investments	317,925
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	84,269
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$43,662

See accompanying notes to financial statements.

36 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(40,607)	$(187,528)
Net realized gains (losses) on investments	(233,656)	(374,654)
Change in net unrealized appreciation/depreciation on investments	317,925	(659,167)
Change in net assets resulting from operations	43,662	(1,221,349)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(440,866)
Change in net assets resulting from distributions	—	(440,866)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,978,248	36,870,572
Distributions reinvested	—	440,866
Value of shares redeemed	(11,410,605)	(37,914,903)
Change in net assets resulting from capital transactions	(2,432,357)	(603,465)
Change in net assets	(2,388,695)	(2,265,680)
NET ASSETS:
Beginning of period	12,666,261	14,931,941
End of period	$10,277,566	$12,666,261
Accumulated net investment income (loss)	$(41,848)	$(1,241)
SHARE TRANSACTIONS:
Issued	326,389	1,148,941
Reinvested	—	13,846
Redeemed	(412,333)	(1,198,915)
Change in shares	(85,944)	(36,128)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 37

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended
	Jun. 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Asset Value, Beginning of Period	$29.58		$32.16	$39.81	$29.76	$26.36	$27.94
Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.39)	(0.39)	(0.41)	(0.27)	(0.39)
Net realized and unrealized gains (losses) on investments	0.57		(1.50)	0.95	11.29	4.13	(1.19)
Total income (loss) from investment activities	0.45		(1.89)	0.56	10.88	3.86	(1.58)
Distributions to Shareholders From:
Net realized gains on investments	—		(0.69)	(8.21)	(0.83)	(0.46)	—
Net Asset Value, End of Period	$30.03		$29.58	$32.16	$39.81	$29.76	$26.36
Total Return	1.52	%(b)	(6.02)%	2.48%	37.18%	14.75%	(5.65)%
Ratios to Average Net Assets:
Gross expenses(c)	1.89%		1.79%	1.80%	1.81%	1.98%	2.08%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.81)%		(1.22)%	(1.12)%	(1.17)%	(0.94)%	(1.40)%
Supplemental Data:
Net assets, end of period (000’s)	$10,278		$12,666	$14,932	$24,482	$14,917	$7,103
Portfolio turnover rate(d)	15	%(b)	57%	16%	31%	29%	202%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

38 :: ProFund VP Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Dow 30 seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Information Technology	17%
Consumer Discretionary	15%
Financials	15%
Health Care	14%
Consumer Staples	8%
Energy	8%
Materials	2%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (65.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $268,003	$268,000	$268,000
TOTAL REPURCHASE AGREEMENTS (Cost $268,000)		268,000
TOTAL INVESTMENT SECURITIES (Cost $268,000)—65.6%		268,000
Net other assets (liabilities)—34.4%		140,345
NET ASSETS—100.0%		$408,345

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $220,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	7/27/16	0.59%	$157,171	$1,272
Dow Jones Industrial Average	UBS AG	7/27/16	0.59%	249,275	10,996
				$406,446	$12,268

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 39

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$268,000
Repurchase agreements, at value	268,000
Total Investment Securities, at value	268,000
Cash	677
Interest receivable	3
Unrealized gain on swap agreements	12,268
Receivable for capital shares issued	129,247
Prepaid expenses	15
TOTAL ASSETS	410,210
LIABILITIES:
Advisory fees payable	321
Management services fees payable	43
Administration fees payable	16
Administrative services fees payable	83
Distribution fees payable	304
Transfer agency fees payable	57
Fund accounting fees payable	19
Compliance services fees payable	4
Other accrued expenses	1,018
TOTAL LIABILITIES	1,865
NET ASSETS	$408,345
NET ASSETS CONSIST OF:
Capital	$2,045,545
Accumulated net investment income (loss)	(5,141)
Accumulated net realized gains (losses) on investments	(1,644,327)
Net unrealized appreciation (depreciation) on investments	12,268
NET ASSETS	$408,345
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	12,334
Net Asset Value (offering and redemption price per share)	$33.11

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$1,013
EXPENSES:
Advisory fees	2,951
Management services fees	393
Administration fees	187
Transfer agency fees	269
Administrative services fees	270
Distribution fees	984
Custody fees	76
Fund accounting fees	217
Trustee fees	18
Compliance services fees	4
Audit fees	365
Other fees	420
TOTAL NET EXPENSES	6,154
NET INVESTMENT INCOME (LOSS)	(5,141)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(2,407)
Net realized gains (losses) on swap agreements	(105,505)
Change in net unrealized appreciation/depreciation on investments	24,901
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(83,011)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(88,152)

See accompanying notes to financial statements.

40 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(5,141)	$(38,210)
Net realized gains (losses) on investments	(107,912)	(472,121)
Change in net unrealized appreciation/depreciation on investments	24,901	15,063
Change in net assets resulting from operations	(88,152)	(495,268)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(14,292)
Change in net assets resulting from distributions	—	(14,292)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	38,564,879	193,579,203
Distributions reinvested	—	14,292
Value of shares redeemed	(40,684,455)	(193,287,523)
Change in net assets resulting from capital transactions	(2,119,576)	305,972
Change in net assets	(2,207,728)	(203,588)
NET ASSETS:
Beginning of period	2,616,073	2,819,661
End of period	$408,345	$2,616,073
Accumulated net investment income (loss)	$(5,141)	$—
SHARE TRANSACTIONS:
Issued	1,212,586	5,783,969
Reinvested	—	470
Redeemed	(1,281,420)	(5,786,347)
Change in shares	(68,834)	(1,908)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 41

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$32.23		$33.94	$37.19	$29.71	$27.81	$26.78
Investment Activities:
Net investment income (loss)(a)	(0.21)		(0.51)	(0.58)	(0.55)	(0.46)	(0.43)
Net realized and unrealized gains (losses) on investments	1.09	(b)	(0.54)	2.62	8.03	2.36	1.46
Total income (loss) from investment activities	0.88		(1.05)	2.04	7.48	1.90	1.03
Distributions to Shareholders From:
Net realized gains on investments	—		(0.66)	(5.29)	—	—	—
Net Asset Value, End of Period	$33.11		$32.23	$33.94	$37.19	$29.71	$27.81
Total Return	2.73	%(c)	(2.97)%	6.38%	25.18%	6.83%	3.85%
Ratios to Average Net Assets:
Gross expenses(d)	1.56%		1.58%	1.68%	1.70%	1.78%	1.81%
Net expenses(d)	1.56%		1.58%	1.68%	1.68%	1.68%	1.62%
Net investment income (loss)(d)	(1.31)%		(1.54)%	(1.66)%	(1.64)%	(1.58)%	(1.59)%
Supplemental Data:
Net assets, end of period (000’s)	$408		$2,616	$2,820	$645	$7,962	$805
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

42 :: ProFund VP NASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP NASDAQ-100 seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	22%
Swap Agreements	17%
Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.0%
Alphabet, Inc.	5.2%
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.9%
Facebook, Inc.	3.0%

NASDAQ-100 Index — Composition

% of Index
Information Technology	56%
Consumer Discretionary	22%
Health Care	12%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (59.1%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,500	$178,335
Adobe Systems, Inc.* (Software)	3,060	293,117
Akamai Technologies, Inc.* (Internet Software & Services)	1,080	60,404
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,350	157,626
Alphabet, Inc.*—Class A (Internet Software & Services)	1,800	1,266,354
Alphabet, Inc.*—Class C (Internet Software & Services)	2,100	1,453,410
Amazon.com, Inc.* (Internet & Catalog Retail)	2,880	2,060,985
American Airlines Group, Inc. (Airlines)	3,510	99,368
Amgen, Inc. (Biotechnology)	4,590	698,369
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,860	105,350
Apple, Inc. (Technology Hardware, Storage & Peripherals)	33,360	3,189,216
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,630	158,921
Autodesk, Inc.* (Software)	1,380	74,713
Automatic Data Processing, Inc. (IT Services)	2,760	253,561
Baidu, Inc.*ADR (Internet Software & Services)	1,680	277,452
Bed Bath & Beyond, Inc. (Specialty Retail)	930	40,195
Biogen, Inc.* (Biotechnology)	1,320	319,202
BioMarin Pharmaceutical, Inc.* (Biotechnology)	990	77,022
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,370	368,298
CA, Inc. (Software)	2,550	83,717
Celgene Corp.* (Biotechnology)	4,710	464,547
Cerner Corp.* (Health Care Technology)	2,070	121,302
Charter Communications, Inc.*— Class A (Media)	1,650	377,256
Check Point Software Technologies, Ltd.* (Software)	1,050	83,664
Cisco Systems, Inc. (Communications Equipment)	30,630	878,775
Citrix Systems, Inc.* (Software)	930	74,484
Cognizant Technology Solutions Corp.* (IT Services)	3,690	211,216
Comcast Corp.—Class A (Media)	14,730	960,248
Costco Wholesale Corp. (Food & Staples Retailing)	2,670	419,297
CSX Corp. (Road & Rail)	5,820	151,786
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	2,280	93,936
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,440	89,338
Discovery Communications, Inc.*— Class A (Media)	930	23,464
Discovery Communications, Inc.*— Class C (Media)	1,500	35,775
DISH Network Corp.*—Class A (Media)	1,380	72,312
Dollar Tree, Inc.* (Multiline Retail)	1,440	135,706
eBay, Inc.* (Internet Software & Services)	6,990	163,636
Electronic Arts, Inc.* (Software)	1,830	138,641
Endo International PLC* (Pharmaceuticals)	1,350	21,047
Expedia, Inc. (Internet & Catalog Retail)	840	89,292
Express Scripts Holding Co.* (Health Care Providers & Services)	3,840	291,072
Facebook, Inc.*—Class A (Internet Software & Services)	14,070	1,607,920
Fastenal Co. (Trading Companies & Distributors)	1,770	78,570
Fiserv, Inc.* (IT Services)	1,350	146,786
Gilead Sciences, Inc. (Biotechnology)	8,100	675,702
Henry Schein, Inc.* (Health Care Providers & Services)	510	90,168
Illumina, Inc.* (Life Sciences Tools & Services)	900	126,342
Incyte Corp.* (Biotechnology)	1,140	91,177
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,770	943,655
Intuit, Inc. (Software)	1,560	174,112
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	240	158,738
JD.com, Inc.*ADR (Internet & Catalog Retail)	5,520	117,190

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 43

Common Stocks, continued

	Shares		Value
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	960		$80,698
Liberty Global PLC*—Class A (Media)	1,740		50,564
Liberty Global PLC*—Class C (Media)	3,990		114,314
Liberty Interactive Corp.* (Internet & Catalog Retail)	2,760		70,021
Liberty LiLAC Group*—Class A (Media)	—	(a)	5
Liberty LiLAC Group*—Class C (Media)	1		31
Liberty Ventures* (Internet & Catalog Retail)	810		30,027
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,470		68,399
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,560		103,678
Mattel, Inc. (Leisure Products)	2,070		64,770
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,740		62,101
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,330		87,101
Microsoft Corp. (Software)	47,880		2,450,019
Mondelez International, Inc.—Class A (Food Products)	9,450		430,070
Monster Beverage Corp.* (Beverages)	1,230		197,673
Mylan N.V.* (Pharmaceuticals)	3,090		133,611
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,770		43,524
Netease.com, Inc.ADR (Internet Software & Services)	480		92,746
Netflix, Inc.* (Internet & Catalog Retail)	2,610		238,763
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,380		54,979
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,240		152,312
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	2,100		164,514
O’Reilly Automotive, Inc.* (Specialty Retail)	600		162,659
PACCAR, Inc. (Machinery)	2,130		110,483
Paychex, Inc. (IT Services)	2,190		130,305
PayPal Holdings, Inc.* (IT Services)	7,380		269,443
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,940		478,916
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630		220,015
Ross Stores, Inc. (Specialty Retail)	2,460		139,457
SBA Communications Corp.*—Class A (Diversified Telecommunication Services)	750		80,955
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,830		44,579
Sirius XM Holdings, Inc.* (Media)	30,210		119,330
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,170		74,038
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,910		508,939
Stericycle, Inc.* (Commercial Services & Supplies)	510		53,101
Symantec Corp. (Software)	3,720		76,409
Tesla Motors, Inc.* (Automobiles)	900		191,052
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,120		383,418
The Kraft Heinz Co. (Food Products)	7,410		655,636
The Priceline Group, Inc.* (Internet & Catalog Retail)	300		374,523
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,010		216,783
Tractor Supply Co. (Specialty Retail)	810		73,856
TripAdvisor, Inc.* (Internet & Catalog Retail)	810		52,083
Twenty-First Century Fox, Inc.—Class A (Media)	6,660		180,153
Twenty-First Century Fox, Inc.—Class B (Media)	4,860		132,435
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390		95,020
Verisk Analytics, Inc.*—Class A (Professional Services)	1,020		82,702
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,500		129,030
Viacom, Inc.—Class B (Media)	2,100		87,087
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,370		73,209
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,570		547,084
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,710		80,815
Whole Foods Market, Inc. (Food & Staples Retailing)	1,950		62,439
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,560		71,963
Yahoo!, Inc.* (Internet Software & Services)	5,790		217,472
TOTAL COMMON STOCKS (Cost $11,550,347)			31,188,078

Repurchase Agreements(b)(c) (36.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $19,128,190	$19,128,000	$19,128,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,128,000)		19,128,000
TOTAL INVESTMENT SECURITIES (Cost $30,678,347)—95.3%		50,316,078
Net other assets (liabilities)—4.7%		2,500,388
NET ASSETS—100.0%		$52,816,466

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $1,434,000.

ADR    American Depositary Receipt

See accompanying notes to financial statements.

44 :: ProFund VP NASDAQ-100 :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	133	9/19/16	$11,730,600	$(250,422)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/16	0.64%	$5,073,730	$510,107
NASDAQ-100 Index	UBS AG	7/27/16	0.74%	4,165,317	204,395
				$9,239,047	$714,502

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP NASDAQ-100 invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Airlines	$99,368	0.2%
Automobiles	191,052	0.4%
Beverages	197,673	0.4%
Biotechnology	2,832,690	5.4%
Commercial Services & Supplies	53,101	0.1%
Communications Equipment	878,775	1.7%
Diversified Telecommunication Services	80,955	0.2%
Food & Staples Retailing	1,028,820	1.9%
Food Products	1,085,706	2.1%
Health Care Equipment & Supplies	248,076	0.5%
Health Care Providers & Services	381,240	0.7%
Health Care Technology	121,302	0.2%
Hotels, Restaurants & Leisure	667,596	1.3%
Internet & Catalog Retail	3,126,820	5.8%
Internet Software & Services	5,139,394	9.6%
IT Services	1,011,311	1.9%
Leisure Products	64,770	0.1%
Life Sciences Tools & Services	126,342	0.2%
Machinery	110,483	0.2%
Media	2,152,974	4.1%
Multiline Retail	135,706	0.3%
Pharmaceuticals	154,658	0.3%
Professional Services	82,702	0.2%
Road & Rail	151,786	0.3%
Semiconductors & Semiconductor Equipment	3,199,684	6.1%
Software	3,627,211	6.9%
Specialty Retail	511,187	1.0%
Technology Hardware, Storage & Peripherals	3,358,134	6.4%
Trading Companies & Distributors	78,570	0.1%
Wireless Telecommunication Services	289,992	0.5%
Other**	21,628,388	40.9%
Total	$52,816,466	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 45

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$30,678,347
Securities, at value	31,188,078
Repurchase agreements, at value	19,128,000
Total Investment Securities, at value	50,316,078
Segregated cash balances with brokers	799,185
Dividends and interest receivable	12,415
Unrealized gain on swap agreements	714,502
Receivable for capital shares issued	765,643
Receivable for investments sold	24,280
Receivable from broker for futures contracts transactions	272,505
Variation margin on futures contracts	125,685
Prepaid expenses	867
TOTAL ASSETS	53,031,160
LIABILITIES:
Payable for capital shares redeemed	5,499
Cash overdraft	104
Advisory fees payable	37,189
Management services fees payable	4,959
Administration fees payable	1,810
Administrative services fees payable	28,370
Distribution fees payable	28,431
Trustee fees payable	20
Transfer agency fees payable	5,481
Fund accounting fees payable	2,254
Compliance services fees payable	337
Other accrued expenses	100,240
TOTAL LIABILITIES	214,694
NET ASSETS	$52,816,466
NET ASSETS CONSIST OF:
Capital	$35,807,682
Accumulated net investment income (loss)	(236,063)
Accumulated net realized gains (losses) on investments	(2,856,964)
Net unrealized appreciation (depreciation) on investments	20,101,811
NET ASSETS	$52,816,466
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,690,460
Net Asset Value (offering and redemption price per share)	$31.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$219,913
Interest	35,405
TOTAL INVESTMENT INCOME	255,318
EXPENSES:
Advisory fees	221,534
Management services fees	29,538
Administration fees	13,532
Transfer agency fees	19,911
Administrative services fees	80,485
Distribution fees	73,845
Custody fees	5,177
Fund accounting fees	16,250
Trustee fees	967
Compliance services fees	409
Printing fees	26,437
Other fees	38,676
Total Gross Expenses before reductions	526,761
Expenses reduced and reimbursed by the Advisor	(30,525)
TOTAL NET EXPENSES	496,236
NET INVESTMENT INCOME (LOSS)	(240,918)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	368,958
Net realized gains (losses) on futures contracts	(279,988)
Net realized gains (losses) on swap agreements	(3,296,546)
Change in net unrealized appreciation/depreciation on investments	(927,255)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,134,831)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,375,749)

See accompanying notes to financial statements.

46 :: ProFund VP NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015

FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(240,918)	$(670,351)
Net realized gains (losses) on investments	(3,207,576)	3,010,403
Change in net unrealized appreciation/depreciation on investments	(927,255)	1,434,196
Change in net assets resulting from operations	(4,375,749)	3,774,248
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(7,054,775)
Change in net assets resulting from distributions	—	(7,054,775)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	156,343,732	457,444,852
Distributions reinvested	—	7,054,775
Value of shares redeemed	(176,605,569)	(470,672,480)
Change in net assets resulting from capital transactions	(20,261,837)	(6,172,853)
Change in net assets	(24,637,586)	(9,453,380)
NET ASSETS:
Beginning of period	77,454,052	86,907,432
End of period	$52,816,466	$77,454,052
Accumulated net investment income (loss)	$(236,063)	$4,855
SHARE TRANSACTIONS:
Issued	5,102,842	14,009,461
Reinvested	—	224,317
Redeemed	(5,791,267)	(14,380,867)
Change in shares	(688,425)	(147,089)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 47

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$32.56		$34.41	$30.48	$22.70	$19.53	$19.25
Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.33)	(0.30)	(0.23)	(0.21)	(0.24)
Net realized and unrealized gains (losses) on investments	(1.20)		2.74	5.33	8.01	3.38	0.52
Total income (loss) from investment activities	(1.32)		2.41	5.03	7.78	3.17	0.28
Distributions to Shareholders From:
Net realized gains on investments	—		(4.26)	(1.10)	—	—	—
Total distributions	—		(4.26)	(1.10)	—	—	—
Net Asset Value, End of Period	$31.24		$32.56	$34.41	$30.48	$22.70	$19.53
Total Return	(4.05	)%(b)	7.45%	17.01%	34.27%	16.23%	1.45%
Ratios to Average Net Assets:
Gross expenses(c)	1.78%		1.74%	1.74%	1.74%	1.82%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.82)%		(0.99)%	(0.94)%	(0.89)%	(0.93)%	(1.21)%
Supplemental Data:
Net assets, end of period (000’s)	$52,816		$77,454	$86,907	$62,389	$43,094	$45,180
Portfolio turnover rate(d)	2	%(b)	9%	6%	11%	7%	38%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

48 :: ProFund VP Large-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	4.3%
Berkshire Hathaway, Inc.	3.0%
AT&T, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
The Procter & Gamble Co.	2.5%

S&P 500 Value Index — Composition

% of Index
Financials	23%
Energy	13%
Health Care	12%
Consumer Staples	11%
Industrials	11%
Information Technology	8%
Consumer Discretionary	7%
Utilities	7%
Telecommunication Services	5%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	539	$94,390
Abbott Laboratories (Health Care Equipment & Supplies)	1,771	69,618
AbbVie, Inc. (Biotechnology)	1,540	95,341
Affiliated Managers Group, Inc.* (Capital Markets)	77	10,839
Aflac, Inc. (Insurance)	847	61,120
Agilent Technologies, Inc. (Life Sciences Tools & Services)	462	20,494
Air Products & Chemicals, Inc. (Chemicals)	231	32,811
Albemarle Corp. (Chemicals)	231	18,321
Alcoa, Inc. (Metals & Mining)	2,695	24,983
Alliant Energy Corp. (Electric Utilities)	462	18,341
Ameren Corp. (Multi-Utilities)	539	28,880
American Airlines Group, Inc. (Airlines)	1,155	32,698
American Electric Power Co., Inc. (Electric Utilities)	1,001	70,160
American Express Co. (Consumer Finance)	1,694	102,928
American International Group, Inc. (Insurance)	2,310	122,175
American Water Works Co., Inc. (Water Utilities)	154	13,015
Ameriprise Financial, Inc. (Capital Markets)	154	13,837
Amgen, Inc. (Biotechnology)	462	70,293
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	616	32,802
Anthem, Inc. (Health Care Providers & Services)	539	70,792
Aon PLC (Insurance)	231	25,232
Apache Corp. (Oil, Gas & Consumable Fuels)	462	25,720
Apartment Investment & Management Co.— Class A (Real Estate Investment Trusts)	154	6,801
Archer-Daniels-Midland Co. (Food Products)	1,232	52,840
Arthur J. Gallagher & Co. (Insurance)	154	7,330
Assurant, Inc. (Insurance)	77	6,646
AT&T, Inc. (Diversified Telecommunication Services)	12,705	548,982
Autodesk, Inc.* (Software)	154	8,338
Automatic Data Processing, Inc. (IT Services)	385	35,370
AutoNation, Inc.* (Specialty Retail)	154	7,235
Baker Hughes, Inc. (Energy Equipment & Services)	924	41,700
Ball Corp. (Containers & Packaging)	154	11,133
Bank of America Corp. (Banks)	21,175	280,993
Baxter International, Inc. (Health Care Equipment & Supplies)	1,155	52,229
BB&T Corp. (Banks)	1,694	60,323
Bed Bath & Beyond, Inc. (Specialty Retail)	308	13,312
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,850	557,441
Best Buy Co., Inc. (Specialty Retail)	616	18,849
BlackRock, Inc. (Capital Markets)	77	26,375
BorgWarner, Inc. (Auto Components)	462	13,638
Boston Properties, Inc. (Real Estate Investment Trusts)	77	10,156
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,386	101,940
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	154	11,435
CA, Inc. (Software)	616	20,223
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	539	13,874
Capital One Financial Corp. (Consumer Finance)	1,078	68,464
Cardinal Health, Inc. (Health Care Providers & Services)	693	54,061
CarMax, Inc.* (Specialty Retail)	154	7,551
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	924	40,841
Caterpillar, Inc. (Machinery)	1,232	93,397
CBS Corp.—Class B (Media)	385	20,959
CenterPoint Energy, Inc. (Multi-Utilities)	924	22,176
CenturyLink, Inc. (Diversified Telecommunication Services)	1,155	33,507
CF Industries Holdings, Inc. (Chemicals)	462	11,134
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,232	5,273

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 49

Common Stocks, continued

	Shares		Value
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,927		$411,666
Chubb, Ltd. (Insurance)	924		120,776
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	77		9,188
Cincinnati Financial Corp. (Insurance)	154		11,533
Cisco Systems, Inc. (Communications Equipment)	6,160		176,730
Citigroup, Inc. (Banks)	6,083		257,858
Citizens Financial Group, Inc. (Banks)	847		16,923
CME Group, Inc. (Diversified Financial Services)	308		29,999
CMS Energy Corp. (Multi-Utilities)	539		24,719
Coach, Inc. (Textiles, Apparel & Luxury Goods)	539		21,960
Colgate-Palmolive Co. (Household Products)	847		62,000
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	847		21,590
Comcast Corp.—Class A (Media)	1,848		120,470
Comerica, Inc. (Banks)	385		15,835
ConAgra Foods, Inc. (Food Products)	385		18,407
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	77		9,184
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,541		110,787
Consolidated Edison, Inc. (Multi-Utilities)	616		49,551
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,233		45,732
Costco Wholesale Corp. (Food & Staples Retailing)	539		84,645
CSRA, Inc. (IT Services)	154		3,608
CSX Corp. (Road & Rail)	2,002		52,212
Cummins, Inc. (Machinery)	308		34,632
CVS Health Corp. (Food & Staples Retailing)	1,232		117,952
Danaher Corp. (Industrial Conglomerates)	385		38,885
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	231		14,632
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	77		5,954
Deere & Co. (Machinery)	616		49,921
Delta Air Lines, Inc. (Airlines)	1,617		58,907
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	231		14,331
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	539		19,539
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	154		3,747
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	77		8,392
Discover Financial Services (Consumer Finance)	847		45,391
Dollar General Corp. (Multiline Retail)	308		28,952
Dominion Resources, Inc. (Multi-Utilities)	770		60,006
Dover Corp. (Machinery)	308		21,351
DTE Energy Co. (Multi-Utilities)	385		38,161
Duke Energy Corp. (Electric Utilities)	1,386		118,904
E.I. du Pont de Nemours & Co. (Chemicals)	1,001		64,865
Eastman Chemical Co. (Chemicals)	308		20,913
Eaton Corp. PLC (Electrical Equipment)	924		55,191
Edison International (Electric Utilities)	693		53,825
Eli Lilly & Co. (Pharmaceuticals)	770		60,638
EMC Corp. (Technology Hardware, Storage & Peripherals)	4,004		108,789
Emerson Electric Co. (Electrical Equipment)	1,309		68,277
Endo International PLC* (Pharmaceuticals)	308		4,802
Entergy Corp. (Electric Utilities)	385		31,320
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	539		44,963
EQT Corp. (Oil, Gas & Consumable Fuels)	385		29,811
Eversource Energy (Electric Utilities)	693		41,511
Exelon Corp. (Electric Utilities)	1,925		69,993
Expeditors International of Washington, Inc. (Air Freight & Logistics)	154		7,552
Express Scripts Holding Co.* (Health Care Providers & Services)	1,309		99,222
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,547		801,195
F5 Networks, Inc.* (Communications Equipment)	77		8,766
Fastenal Co. (Trading Companies & Distributors)	231		10,254
Federal Realty Investment Trust (Real Estate Investment Trusts)	77		12,747
FedEx Corp. (Air Freight & Logistics)	539		81,809
Fidelity National Information Services, Inc. (IT Services)	231		17,020
Fifth Third Bancorp (Banks)	1,617		28,443
First Horizon National Corp. (Banks)	—	(a)	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	154		7,466
FirstEnergy Corp. (Electric Utilities)	847		29,569
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	154		4,766
Flowserve Corp. (Machinery)	231		10,434
Fluor Corp. (Construction & Engineering)	308		15,178
FMC Corp. (Chemicals)	308		14,263
FMC Technologies, Inc.* (Energy Equipment & Services)	462		12,322
Foot Locker, Inc. (Specialty Retail)	77		4,224
Ford Motor Co. (Automobiles)	8,085		101,628
Franklin Resources, Inc. (Capital Markets)	770		25,695
Freeport-McMoRan, Inc. (Metals & Mining)	2,618		29,165
Frontier Communications Corp. (Diversified Telecommunication Services)	2,387		11,792
Garmin, Ltd. (Household Durables)	231		9,799
General Dynamics Corp. (Aerospace & Defense)	308		42,886
General Electric Co. (Industrial Conglomerates)	8,547		269,059
General Growth Properties, Inc. (Real Estate Investment Trusts)	462		13,777
General Mills, Inc. (Food Products)	462		32,950
General Motors Co. (Automobiles)	2,926		82,806
Genuine Parts Co. (Distributors)	308		31,185
H & R Block, Inc. (Diversified Consumer Services)	154		3,542
Halliburton Co. (Energy Equipment & Services)	1,771		80,208
Harley-Davidson, Inc. (Automobiles)	385		17,441
Harman International Industries, Inc. (Household Durables)	77		5,530
Harris Corp. (Communications Equipment)	77		6,425
Hartford Financial Services Group, Inc. (Insurance)	847		37,590
HCA Holdings, Inc.* (Health Care Providers & Services)	385		29,649
HCP, Inc. (Real Estate Investment Trusts)	1,001		35,415
Helmerich & Payne, Inc. (Energy Equipment & Services)	231		15,507
Henry Schein, Inc.* (Health Care Providers & Services)	77		13,614
Hess Corp. (Oil, Gas & Consumable Fuels)	539		32,394
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,540		28,136
Honeywell International, Inc. (Aerospace & Defense)	770		89,566

See accompanying notes to financial statements.

50 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	770	$12,482
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,542	44,452
Humana, Inc. (Health Care Providers & Services)	154	27,702
Huntington Bancshares, Inc. (Banks)	847	7,572
Illinois Tool Works, Inc. (Machinery)	308	32,081
Ingersoll-Rand PLC (Machinery)	539	34,324
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,775	189,419
International Business Machines Corp. (IT Services)	1,078	163,619
International Paper Co. (Containers & Packaging)	847	35,896
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	77	50,929
Invesco, Ltd. (Capital Markets)	847	21,632
Iron Mountain, Inc. (Real Estate Investment Trusts)	308	12,268
J.B. Hunt Transport Services, Inc. (Road & Rail)	77	6,232
Jacobs Engineering Group, Inc.* (Construction & Engineering)	231	11,506
Johnson & Johnson (Pharmaceuticals)	2,926	354,924
Johnson Controls, Inc. (Auto Components)	1,309	57,937
JPMorgan Chase & Co. (Banks)	7,546	468,909
Kansas City Southern (Road & Rail)	231	20,811
Kellogg Co. (Food Products)	231	18,861
KeyCorp (Banks)	1,771	19,570
Kimberly-Clark Corp. (Household Products)	308	42,344
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,773	70,631
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	154	11,281
Kohl’s Corp. (Multiline Retail)	385	14,599
L-3 Communications Holdings, Inc. (Aerospace & Defense)	154	22,590
Legg Mason, Inc. (Capital Markets)	231	6,812
Leggett & Platt, Inc. (Household Durables)	77	3,935
Leucadia National Corp. (Diversified Financial Services)	693	12,010
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	385	19,824
Lincoln National Corp. (Insurance)	462	17,912
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	231	10,748
Lockheed Martin Corp. (Aerospace & Defense)	231	57,327
Loews Corp. (Insurance)	539	22,148
LyondellBasell Industries N.V.—Class A (Chemicals)	308	22,921
M&T Bank Corp. (Banks)	308	36,415
Macy’s, Inc. (Multiline Retail)	616	20,704
Mallinckrodt PLC* (Pharmaceuticals)	231	14,040
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,771	26,583
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,078	40,921
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	154	10,256
Marsh & McLennan Cos., Inc. (Insurance)	539	36,900
Mattel, Inc. (Leisure Products)	693	21,684
McCormick & Co., Inc. (Food Products)	77	8,214
McDonald’s Corp. (Hotels, Restaurants & Leisure)	616	74,129
McKesson Corp. (Health Care Providers & Services)	462	86,232
Mead Johnson Nutrition Co.—Class A (Food Products)	231	20,963
Medtronic PLC (Health Care Equipment & Supplies)	1,309	113,581
Merck & Co., Inc. (Pharmaceuticals)	5,698	328,262
MetLife, Inc. (Insurance)	2,233	88,940
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	154	7,620
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,078	14,833
Molson Coors Brewing Co.—Class B (Beverages)	154	15,574
Monsanto Co. (Chemicals)	462	47,775
Morgan Stanley (Capital Markets)	1,617	42,010
Motorola Solutions, Inc. (Communications Equipment)	154	10,159
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	308	9,779
Mylan N.V.* (Pharmaceuticals)	462	19,977
National Oilwell Varco, Inc. (Energy Equipment & Services)	770	25,911
Navient Corp. (Consumer Finance)	693	8,281
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	616	15,147
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	154	6,804
Newmont Mining Corp. (Metals & Mining)	1,078	42,171
News Corp.—Class A (Media)	770	8,740
News Corp.—Class B (Media)	231	2,696
NextEra Energy, Inc. (Electric Utilities)	924	120,489
Nielsen Holdings PLC (Professional Services)	231	12,004
NiSource, Inc. (Multi-Utilities)	693	18,378
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	847	30,382
Nordstrom, Inc. (Multiline Retail)	231	8,790
Norfolk Southern Corp. (Road & Rail)	616	52,440
Northern Trust Corp. (Capital Markets)	154	10,204
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	616	9,234
Nucor Corp. (Metals & Mining)	693	34,241
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	924	69,817
Omnicom Group, Inc. (Media)	231	18,824
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	462	21,922
Oracle Corp. (Software)	3,234	132,368
Owens-Illinois, Inc.* (Containers & Packaging)	308	5,547
PACCAR, Inc. (Machinery)	693	35,946
Parker-Hannifin Corp. (Machinery)	308	33,279
Patterson Cos., Inc. (Health Care Providers & Services)	77	3,688
Pentair PLC (Machinery)	154	8,977
People’s United Financial, Inc. (Banks)	616	9,031
PepsiCo, Inc. (Beverages)	1,309	138,675
Perrigo Co. PLC (Pharmaceuticals)	154	13,963
Pfizer, Inc. (Pharmaceuticals)	6,006	211,471
PG&E Corp. (Electric Utilities)	1,001	63,984
Philip Morris International, Inc. (Tobacco)	1,463	148,816
Phillips 66 (Oil, Gas & Consumable Fuels)	1,001	79,419
Pinnacle West Capital Corp. (Electric Utilities)	231	18,725
Pitney Bowes, Inc. (Commercial Services & Supplies)	385	6,853
PNC Financial Services Group, Inc. (Banks)	1,001	81,471
PPG Industries, Inc. (Chemicals)	231	24,059

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 51

Common Stocks, continued

	Shares	Value
PPL Corp. (Electric Utilities)	1,386	$52,322
Praxair, Inc. (Chemicals)	308	34,616
Principal Financial Group, Inc. (Insurance)	539	22,158
Prudential Financial, Inc. (Insurance)	924	65,918
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,078	50,246
PulteGroup, Inc. (Household Durables)	616	12,006
PVH Corp. (Textiles, Apparel & Luxury Goods)	154	14,511
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	3,003	160,871
Quanta Services, Inc.* (Construction & Engineering)	308	7,121
Quest Diagnostics, Inc. (Health Care Providers & Services)	308	25,074
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	154	13,801
Range Resources Corp. (Oil, Gas & Consumable Fuels)	385	16,609
Raytheon Co. (Aerospace & Defense)	308	41,873
Realty Income Corp. (Real Estate Investment Trusts)	154	10,681
Regions Financial Corp. (Banks)	2,618	22,279
Republic Services, Inc. (Commercial Services & Supplies)	231	11,853
Robert Half International, Inc. (Professional Services)	154	5,877
Rockwell Automation, Inc. (Electrical Equipment)	154	17,682
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	77	5,171
Ryder System, Inc. (Road & Rail)	77	4,708
SCANA Corp. (Multi-Utilities)	308	23,303
Schlumberger, Ltd. (Energy Equipment & Services)	2,849	225,298
Scripps Networks Interactive, Inc.—Class A (Media)	77	4,795
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	616	15,006
Sealed Air Corp. (Containers & Packaging)	154	7,079
Sempra Energy (Multi-Utilities)	462	52,677
Simon Property Group, Inc. (Real Estate Investment Trusts)	231	50,105
SL Green Realty Corp. (Real Estate Investment Trusts)	154	16,396
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	770	9,687
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,386	50,769
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	308	24,024
Staples, Inc. (Specialty Retail)	1,309	11,284
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	154	11,388
State Street Corp. (Capital Markets)	847	45,670
Stryker Corp. (Health Care Equipment & Supplies)	231	27,681
SunTrust Banks, Inc. (Banks)	1,001	41,121
Symantec Corp. (Software)	1,232	25,305
Synchrony Financial* (Consumer Finance)	1,001	25,305
Sysco Corp. (Food & Staples Retailing)	1,078	54,698
T. Rowe Price Group, Inc. (Capital Markets)	154	11,237
Target Corp. (Multiline Retail)	1,232	86,018
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	462	26,385
TEGNA, Inc. (Media)	231	5,352
Teradata Corp.* (IT Services)	154	3,861
Tesoro Corp. (Oil, Gas & Consumable Fuels)	154	11,538
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	770	48,241
Textron, Inc. (Aerospace & Defense)	539	19,706
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,386	17,297
The Allstate Corp. (Insurance)	770	53,862
The Bank of New York Mellon Corp. (Capital Markets)	2,233	86,752
The Coca-Cola Co. (Beverages)	3,850	174,521
The Dow Chemical Co. (Chemicals)	2,310	114,830
The Dun & Bradstreet Corp. (Professional Services)	77	9,382
The Gap, Inc. (Specialty Retail)	462	9,804
The Goldman Sachs Group, Inc. (Capital Markets)	770	114,407
The Goodyear Tire & Rubber Co. (Auto Components)	308	7,903
The Hershey Co. (Food Products)	154	17,477
The Interpublic Group of Cos., Inc. (Media)	308	7,115
The JM Smucker Co.—Class A (Food Products)	77	11,736
The Kraft Heinz Co. (Food Products)	1,232	109,007
The Kroger Co. (Food & Staples Retailing)	1,078	39,660
The Macerich Co. (Real Estate Investment Trusts)	154	13,150
The Mosaic Co. (Chemicals)	693	18,143
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	77	4,980
The Procter & Gamble Co. (Household Products)	5,467	462,891
The Progressive Corp. (Insurance)	616	20,636
The Southern Co. (Electric Utilities)	1,925	103,238
The Travelers Cos., Inc. (Insurance)	616	73,329
The Western Union Co. (IT Services)	462	8,861
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	924	19,986
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	308	45,510
Tiffany & Co. (Specialty Retail)	231	14,007
Time Warner, Inc. (Media)	1,617	118,914
Torchmark Corp. (Insurance)	77	4,760
Transocean, Ltd. (Energy Equipment & Services)	693	8,240
Twenty-First Century Fox, Inc.—Class A (Media)	1,078	29,160
Twenty-First Century Fox, Inc.—Class B (Media)	385	10,491
Tyco International PLC (Commercial Services & Supplies)	462	19,681
Tyson Foods, Inc.—Class A (Food Products)	616	41,143
U.S. Bancorp (Banks)	3,388	136,638
Union Pacific Corp. (Road & Rail)	1,078	94,055
United Continental Holdings, Inc.* (Airlines)	693	28,441
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	693	74,650
United Rentals, Inc.* (Trading Companies & Distributors)	77	5,167
United Technologies Corp. (Aerospace & Defense)	1,617	165,824
UnitedHealth Group, Inc. (Health Care Providers & Services)	847	119,595
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	77	10,326
Unum Group (Insurance)	462	14,687
Urban Outfitters, Inc.* (Specialty Retail)	154	4,235
V.F. Corp. (Textiles, Apparel & Luxury Goods)	308	18,939

See accompanying notes to financial statements.

52 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,001	$51,051
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	77	6,332
Ventas, Inc. (Real Estate Investment Trusts)	385	28,036
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,082	283,779
Vertex Pharmaceuticals, Inc.* (Biotechnology)	231	19,871
Viacom, Inc.—Class B (Media)	693	28,739
Vornado Realty Trust (Real Estate Investment Trusts)	154	15,418
W.W. Grainger, Inc. (Trading Companies & Distributors)	77	17,498
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	770	64,118
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,157	230,523
Waste Management, Inc. (Commercial Services & Supplies)	385	25,514
WEC Energy Group, Inc. (Multi-Utilities)	616	40,225
Wells Fargo & Co. (Banks)	9,548	451,908
Welltower, Inc. (Real Estate Investment Trusts)	308	23,460
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	616	29,112
WestRock Co. (Containers & Packaging)	539	20,951
Weyerhaeuser Co. (Real Estate Investment Trusts)	770	22,923
Whirlpool Corp. (Household Durables)	154	25,663
Whole Foods Market, Inc. (Food & Staples Retailing)	693	22,190
Willis Towers Watson PLC (Insurance)	77	9,572
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	77	6,979
Xcel Energy, Inc. (Electric Utilities)	1,078	48,273
Xerox Corp. (IT Services)	2,002	18,999
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	231	10,656
Xylem, Inc. (Machinery)	231	10,314
Yahoo!, Inc.* (Internet Software & Services)	1,771	66,519
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	385	31,924
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	231	27,808
Zions Bancorp (Banks)	385	9,675
Zoetis, Inc. (Pharmaceuticals)	308	14,618
TOTAL COMMON STOCKS (Cost $12,947,071)		18,750,129
TOTAL INVESTMENT SECURITIES (Cost $12,947,071)—100.1%		18,750,129
Net other assets (liabilities)—(0.1)%		(21,731)
NET ASSETS—100.0%		$18,728,398

*                 Non-income producing security

(a)         Number of shares is less than 0.50

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$439,772	2.4%
Air Freight & Logistics	175,446	0.9%
Airlines	120,046	0.6%
Auto Components	79,478	0.4%
Automobiles	201,875	1.1%
Banks	1,944,970	10.5%
Beverages	328,770	1.8%
Biotechnology	185,505	1.0%
Capital Markets	415,470	2.2%
Chemicals	424,651	2.3%
Commercial Services & Supplies	63,901	0.3%
Communications Equipment	202,080	1.1%
Construction & Engineering	33,805	0.2%
Consumer Finance	250,369	1.3%
Containers & Packaging	80,606	0.4%
Distributors	31,185	0.2%
Diversified Consumer Services	3,542	NM
Diversified Financial Services	604,430	3.2%
Diversified Telecommunication Services	897,884	4.8%
Electric Utilities	840,654	4.5%
Electrical Equipment	141,150	0.8%
Electronic Equipment, Instruments & Components	76,883	0.4%
Energy Equipment & Services	412,933	2.2%
Food & Staples Retailing	613,786	3.2%
Food Products	331,598	1.8%
Health Care Equipment & Supplies	386,533	2.1%
Health Care Providers & Services	545,909	2.9%
Hotels, Restaurants & Leisure	195,320	1.0%
Household Durables	56,933	0.3%
Household Products	567,235	3.0%
Independent Power and Renewable Electricity Producers	26,531	0.1%
Industrial Conglomerates	402,334	2.2%
Insurance	823,224	4.4%
Internet Software & Services	66,519	0.4%
IT Services	251,338	1.3%
Leisure Products	21,684	0.1%
Life Sciences Tools & Services	66,004	0.4%
Machinery	364,656	1.9%
Media	376,255	2.1%
Metals & Mining	130,560	0.7%
Multiline Retail	159,063	0.8%
Multi-Utilities	408,322	2.2%
Oil, Gas & Consumable Fuels	2,083,884	11.1%
Pharmaceuticals	1,124,635	5.9%
Professional Services	27,263	0.1%
Real Estate Investment Trusts	292,207	1.6%
Road & Rail	230,458	1.2%
Semiconductors & Semiconductor Equipment	453,515	2.4%
Software	186,234	1.0%
Specialty Retail	90,501	0.5%
Technology Hardware, Storage & Peripherals	240,642	1.3%
Textiles, Apparel & Luxury Goods	76,831	0.4%
Tobacco	148,816	0.8%
Trading Companies & Distributors	32,919	0.2%
Water Utilities	13,015	0.1%
Other**	(21,731)	(0.1)%
Total	$18,728,398	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 53

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$12,947,071
Securities, at value	18,750,129
Total Investment Securities, at value	18,750,129
Dividends receivable	28,298
Receivable for capital shares issued	29,711
Receivable for investments sold	11,463
Prepaid expenses	313
TOTAL ASSETS	18,819,914
LIABILITIES:
Payable for investments purchased	36,666
Payable for capital shares redeemed	10,724
Cash overdraft	2,825
Advisory fees payable	12,268
Management services fees payable	1,636
Administration fees payable	606
Administrative services fees payable	6,631
Distribution fees payable	5,997
Trustee fees payable	7
Transfer agency fees payable	1,998
Fund accounting fees payable	755
Compliance services fees payable	116
Other accrued expenses	11,287
TOTAL LIABILITIES	91,516
NET ASSETS	$18,728,398
NET ASSETS CONSIST OF:
Capital	$18,332,558
Accumulated net investment income (loss)	327,684
Accumulated net realized gains (losses) on investments	(5,734,902)
Net unrealized appreciation (depreciation) on investments	5,803,058
NET ASSETS	$18,728,398
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	488,553
Net Asset Value (offering and redemption price per share)	$38.33

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$272,883
Interest	44
TOTAL INVESTMENT INCOME	272,927
EXPENSES:
Advisory fees	72,895
Management services fees	9,719
Administration fees	3,744
Transfer agency fees	5,517
Administrative services fees	30,794
Distribution fees	24,298
Custody fees	1,695
Fund accounting fees	5,626
Trustee fees	254
Compliance services fees	116
Other fees	10,538
Total Gross Expenses before reductions	165,196
Expenses reduced and reimbursed by the Advisor	(1,912)
TOTAL NET EXPENSES	163,284
NET INVESTMENT INCOME (LOSS)	109,643
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(566,604)
Change in net unrealized appreciation/depreciation on investments	1,277,943
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	711,339
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$820,982

See accompanying notes to financial statements.

54 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$109,643	$210,811
Net realized gains (losses) on investments	(566,604)	2,749,272
Change in net unrealized appreciation/depreciation on investments	1,277,943	(3,926,175)
Change in net assets resulting from operations	820,982	(966,092)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(224,826)
Change in net assets resulting from distributions	—	(224,826)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,495,057	17,281,503
Distributions reinvested	—	224,826
Value of shares redeemed	(15,941,616)	(31,635,049)
Change in net assets resulting from capital transactions	(446,559)	(14,128,720)
Change in net assets	374,423	(15,319,638)
NET ASSETS:
Beginning of period	18,353,975	33,673,613
End of period	$18,728,398	$18,353,975
Accumulated net investment income (loss)	$327,684	$218,041
SHARE TRANSACTIONS:
Issued	426,721	463,136
Reinvested	—	5,869
Redeemed	(442,342)	(837,751)
Change in shares	(15,621)	(368,746)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 55

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$36.40		$38.58	$35.13	$27.28	$23.82	$24.31
Investment Activities:
Net investment income (loss)(a)	0.20		0.36	0.29	0.26	0.23	0.18
Net realized and unrealized gains (losses) on investments	1.73		(2.17)	3.38	7.86	3.43	(0.48)
Total income (loss) from investment activities	1.93		(1.81)	3.67	8.12	3.66	(0.30)
Distributions to Shareholders From:
Net investment income	—		(0.37)	(0.22)	(0.27)	(0.20)	(0.19)
Net Asset Value, End of Period	$38.33		$36.40	$38.58	$35.13	$27.28	$23.82
Total Return	5.30	%(b)	(4.73)%	10.47%	29.89%	15.42%	(1.28)%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.70%	1.77%	1.84%	1.93%	1.85%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.13%		0.96%	0.80%	0.81%	0.90%	0.76%
Supplemental Data:
Net assets, end of period (000’s)	$18,728		$18,354	$33,674	$22,181	$23,152	$22,302
Portfolio turnover rate(d)	77	%(b)	85%	126%	150%	212%	276%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

56 :: ProFund VP Large-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.7%
Alphabet, Inc.	4.4%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.0%
Facebook, Inc.	2.9%

S&P 500 Growth Index — Composition

% of Index
Information Technology	32%
Health Care	18%
Consumer Discretionary	18%
Consumer Staples	10%
Industrials	9%
Financials	8%
Materials	2%
Energy	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	972	$170,217
Abbott Laboratories (Health Care Equipment & Supplies)	1,701	66,866
AbbVie, Inc. (Biotechnology)	2,511	155,456
Accenture PLC—Class A (IT Services)	1,701	192,706
Activision Blizzard, Inc. (Software)	1,377	54,571
Acuity Brands, Inc. (Electrical Equipment)	162	40,169
Adobe Systems, Inc.* (Software)	1,377	131,903
Advance Auto Parts, Inc. (Specialty Retail)	243	39,276
Aetna, Inc. (Health Care Providers & Services)	972	118,710
Affiliated Managers Group, Inc.* (Capital Markets)	81	11,402
Agilent Technologies, Inc. (Life Sciences Tools & Services)	324	14,373
Air Products & Chemicals, Inc. (Chemicals)	243	34,516
Akamai Technologies, Inc.* (Internet Software & Services)	486	27,182
Alaska Air Group, Inc. (Airlines)	324	18,886
Alexion Pharmaceuticals, Inc.* (Biotechnology)	648	75,660
Allegion PLC (Building Products)	243	16,871
Allergan PLC* (Pharmaceuticals)	1,134	262,056
Alliance Data Systems Corp.* (IT Services)	162	31,739
Alphabet, Inc.*—Class A (Internet Software & Services)	810	569,859
Alphabet, Inc.*—Class C (Internet Software & Services)	810	560,601
Altria Group, Inc. (Tobacco)	5,427	374,246
Amazon.com, Inc.* (Internet & Catalog Retail)	1,053	753,549
American Tower Corp. (Real Estate Investment Trusts)	1,215	138,035
American Water Works Co., Inc. (Water Utilities)	243	20,536
Ameriprise Financial, Inc. (Capital Markets)	243	21,834
AmerisourceBergen Corp. (Health Care Providers & Services)	486	38,550
AMETEK, Inc. (Electrical Equipment)	648	29,957
Amgen, Inc. (Biotechnology)	1,458	221,835
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	891	51,080
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	648	34,506
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	891	50,466
Aon PLC (Insurance)	486	53,086
Apache Corp. (Oil, Gas & Consumable Fuels)	405	22,546
Apartment Investment & Management Co.— Class A (Real Estate Investment Trusts)	243	10,731
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,228	1,455,797
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,997	71,838
Arthur J. Gallagher & Co. (Insurance)	243	11,567
Assurant, Inc. (Insurance)	81	6,991
Autodesk, Inc.* (Software)	405	21,927
Automatic Data Processing, Inc. (IT Services)	729	66,973
AutoZone, Inc.* (Specialty Retail)	81	64,301
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	405	73,058
Avery Dennison Corp. (Containers & Packaging)	243	18,165
Ball Corp. (Containers & Packaging)	243	17,566
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	243	57,144
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	567	96,158
Biogen, Inc.* (Biotechnology)	648	156,699
BlackRock, Inc. (Capital Markets)	243	83,235
Boston Properties, Inc. (Real Estate Investment Trusts)	243	32,052
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,807	88,970
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,754	202,557
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,053	163,636
Brown-Forman Corp.—Class B (Beverages)	243	24,242
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	162	12,029
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	567	14,595
Campbell Soup Co. (Food Products)	486	32,334
CarMax, Inc.* (Specialty Retail)	324	15,886
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	810	21,449

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 57

Common Stocks, continued

	Shares		Value
CBS Corp.—Class B (Media)	648		$35,277
Celgene Corp.* (Biotechnology)	2,187		215,704
Centene Corp.* (Health Care Providers & Services)	486		34,686
Cerner Corp.* (Health Care Technology)	810		47,466
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	81		32,624
Church & Dwight Co., Inc. (Household Products)	324		33,336
Cigna Corp. (Health Care Providers & Services)	729		93,305
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	162		19,330
Cincinnati Financial Corp. (Insurance)	243		18,198
Cintas Corp. (Commercial Services & Supplies)	243		23,846
Cisco Systems, Inc. (Communications Equipment)	5,751		164,997
Citizens Financial Group, Inc. (Banks)	324		6,474
Citrix Systems, Inc.* (Software)	405		32,436
CME Group, Inc. (Diversified Financial Services)	486		47,336
Cognizant Technology Solutions Corp.* (IT Services)	1,701		97,365
Colgate-Palmolive Co. (Household Products)	1,377		100,797
Comcast Corp.—Class A (Media)	4,212		274,580
ConAgra Foods, Inc. (Food Products)	729		34,853
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	243		28,983
Constellation Brands, Inc.—Class A (Beverages)	486		80,384
Costco Wholesale Corp. (Food & Staples Retailing)	567		89,042
Crown Castle International Corp. (Real Estate Investment Trusts)	972		98,590
CSRA, Inc. (IT Services)	162		3,796
CVS Health Corp. (Food & Staples Retailing)	1,377		131,833
D.R. Horton, Inc. (Household Durables)	891		28,049
Danaher Corp. (Industrial Conglomerates)	1,134		114,534
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	324		25,052
Delphi Automotive PLC (Auto Components)	729		45,635
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	324		20,101
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	729		26,426
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	243		26,485
Discovery Communications, Inc.*—Class A (Media)	405		10,218
Discovery Communications, Inc.*—Class C (Media)	648		15,455
Dollar General Corp. (Multiline Retail)	405		38,070
Dollar Tree, Inc.* (Multiline Retail)	648		61,068
Dominion Resources, Inc. (Multi-Utilities)	729		56,811
Dr. Pepper Snapple Group, Inc. (Beverages)	486		46,962
E*TRADE Financial Corp.* (Capital Markets)	810		19,027
E.I. du Pont de Nemours & Co. (Chemicals)	1,053		68,234
eBay, Inc.* (Internet Software & Services)	2,916		68,264
Ecolab, Inc. (Chemicals)	729		86,460
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	567		56,547
Electronic Arts, Inc.* (Software)	810		61,366
Eli Lilly & Co. (Pharmaceuticals)	1,701		133,954
Endo International PLC* (Pharmaceuticals)	162		2,526
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	810		67,570
Equifax, Inc. (Professional Services)	324		41,601
Equinix, Inc. (Real Estate Investment Trusts)	162		62,812
Equity Residential (Real Estate Investment Trusts)	1,053		72,531
Essex Property Trust, Inc. (Real Estate Investment Trusts)	162		36,951
Expedia, Inc. (Internet & Catalog Retail)	324		34,441
Expeditors International of Washington, Inc. (Air Freight & Logistics)	324		15,889
Extra Space Storage, Inc. (Real Estate Investment Trusts)	324		29,983
F5 Networks, Inc.* (Communications Equipment)	162		18,442
Facebook, Inc.*—Class A (Internet Software & Services)	6,399		731,278
Fastenal Co. (Trading Companies & Distributors)	486		21,574
Federal Realty Investment Trust (Real Estate Investment Trusts)	162		26,819
Fidelity National Information Services, Inc. (IT Services)	405		29,840
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (IT Services)	648		70,457
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	162		5,014
Foot Locker, Inc. (Specialty Retail)	243		13,331
Fortune Brands Home & Security, Inc. (Building Products)	405		23,478
General Dynamics Corp. (Aerospace & Defense)	324		45,114
General Electric Co. (Industrial Conglomerates)	14,094		443,679
General Growth Properties, Inc. (Real Estate Investment Trusts)	972		28,985
General Mills, Inc. (Food Products)	1,053		75,101
Gilead Sciences, Inc. (Biotechnology)	3,726		310,824
Global Payments, Inc. (IT Services)	405		28,909
H & R Block, Inc. (Diversified Consumer Services)	405		9,315
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,053		26,462
Harman International Industries, Inc. (Household Durables)	81		5,817
Harris Corp. (Communications Equipment)	162		13,517
Hasbro, Inc. (Leisure Products)	324		27,213
HCA Holdings, Inc.* (Health Care Providers & Services)	324		24,951
Henry Schein, Inc.* (Health Care Providers & Services)	162		28,642
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,592		47,356
Hologic, Inc.* (Health Care Equipment & Supplies)	648		22,421
Honeywell International, Inc. (Aerospace & Defense)	1,134		131,907
Hormel Foods Corp. (Food Products)	729		26,681
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	972		15,756
Humana, Inc. (Health Care Providers & Services)	162		29,141
Huntington Bancshares, Inc. (Banks)	1,053		9,413
Illinois Tool Works, Inc. (Machinery)	486		50,622
Illumina, Inc.* (Life Sciences Tools & Services)	405		56,854
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,346		175,348
Intercontinental Exchange, Inc. (Diversified Financial Services)	324		82,931
International Business Machines Corp. (IT Services)	972		147,530

See accompanying notes to financial statements.

58 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
International Flavors & Fragrances, Inc. (Chemicals)	243	$30,635
Intuit, Inc. (Software)	729	81,364
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	81	53,574
Iron Mountain, Inc. (Real Estate Investment Trusts)	243	9,679
J.B. Hunt Transport Services, Inc. (Road & Rail)	162	13,111
Johnson & Johnson (Pharmaceuticals)	3,726	451,963
Juniper Networks, Inc. (Communications Equipment)	972	21,860
Kellogg Co. (Food Products)	405	33,068
Kimberly-Clark Corp. (Household Products)	567	77,951
Kimco Realty Corp. (Real Estate Investment Trusts)	1,134	35,585
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	243	17,800
L Brands, Inc. (Specialty Retail)	729	48,938
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	324	42,207
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	405	34,044
Leggett & Platt, Inc. (Household Durables)	243	12,420
Lennar Corp.—Class A (Household Durables)	486	22,405
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	324	16,683
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	405	18,845
LKQ Corp.* (Distributors)	891	28,245
Lockheed Martin Corp. (Aerospace & Defense)	405	100,509
Lowe’s Cos., Inc. (Specialty Retail)	2,430	192,383
LyondellBasell Industries N.V.—Class A (Chemicals)	486	36,168
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	324	21,554
Marsh & McLennan Cos., Inc. (Insurance)	729	49,907
Martin Marietta Materials, Inc. (Construction Materials)	162	31,104
Masco Corp. (Building Products)	891	27,568
MasterCard, Inc.—Class A (IT Services)	2,673	235,385
McCormick & Co., Inc. (Food Products)	243	25,921
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,620	194,950
Mead Johnson Nutrition Co.—Class A (Food Products)	243	22,052
Medtronic PLC (Health Care Equipment & Supplies)	2,187	189,765
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	324	16,032
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	567	28,781
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,377	18,948
Microsoft Corp. (Software)	21,870	1,119,087
Mohawk Industries, Inc.* (Household Durables)	162	30,741
Molson Coors Brewing Co.—Class B (Beverages)	243	24,575
Mondelez International, Inc.—Class A (Food Products)	4,293	195,375
Monsanto Co. (Chemicals)	567	58,633
Monster Beverage Corp.* (Beverages)	405	65,088
Moody’s Corp. (Diversified Financial Services)	486	45,543
Morgan Stanley (Capital Markets)	1,944	50,505
Motorola Solutions, Inc. (Communications Equipment)	243	16,031
Mylan N.V.* (Pharmaceuticals)	567	24,517
Netflix, Inc.* (Internet & Catalog Retail)	1,215	111,148
Newell Rubbermaid, Inc. (Household Durables)	1,296	62,946
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	324	14,314
Nielsen Holdings PLC (Professional Services)	648	33,677
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	3,726	205,675
Northern Trust Corp. (Capital Markets)	405	26,835
Northrop Grumman Corp. (Aerospace & Defense)	486	108,028
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,377	64,733
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	891	67,324
Omnicom Group, Inc. (Media)	324	26,403
Oracle Corp. (Software)	4,293	175,711
O’Reilly Automotive, Inc.* (Specialty Retail)	243	65,877
Patterson Cos., Inc. (Health Care Providers & Services)	162	7,758
Paychex, Inc. (IT Services)	891	53,015
PayPal Holdings, Inc.* (IT Services)	3,078	112,378
Pentair PLC (Machinery)	324	18,886
PepsiCo, Inc. (Beverages)	2,187	231,691
PerkinElmer, Inc. (Life Sciences Tools & Services)	324	16,984
Perrigo Co. PLC (Pharmaceuticals)	162	14,689
Pfizer, Inc. (Pharmaceuticals)	8,748	308,016
Philip Morris International, Inc. (Tobacco)	2,349	238,940
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	486	73,488
PPG Industries, Inc. (Chemicals)	486	50,617
Praxair, Inc. (Chemicals)	405	45,518
Prologis, Inc. (Real Estate Investment Trusts)	1,458	71,500
Public Storage (Real Estate Investment Trusts)	405	103,514
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	324	17,904
Raytheon Co. (Aerospace & Defense)	486	66,072
Realty Income Corp. (Real Estate Investment Trusts)	486	33,709
Red Hat, Inc.* (Software)	486	35,284
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	243	84,863
Republic Services, Inc. (Commercial Services & Supplies)	324	16,624
Reynolds American, Inc. (Tobacco)	2,268	122,313
Robert Half International, Inc. (Professional Services)	243	9,273
Rockwell Automation, Inc. (Electrical Equipment)	162	18,601
Rockwell Collins, Inc. (Aerospace & Defense)	324	27,585
Roper Technologies, Inc. (Industrial Conglomerates)	243	41,446
Ross Stores, Inc. (Specialty Retail)	1,134	64,286
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	324	21,757
S&P Global, Inc. (Diversified Financial Services)	729	78,193
salesforce.com, Inc.* (Software)	1,782	141,509
Scripps Networks Interactive, Inc.—Class A (Media)	162	10,088
Sealed Air Corp. (Containers & Packaging)	324	14,894
Signet Jewelers, Ltd. (Specialty Retail)	243	20,026
Simon Property Group, Inc. (Real Estate Investment Trusts)	567	122,982
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	567	35,880
SL Green Realty Corp. (Real Estate Investment Trusts)	81	8,624

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 59

Common Stocks, continued

	Shares	Value
Snap-on, Inc. (Machinery)	162	$25,567
Southwest Airlines Co. (Airlines)	1,782	69,872
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	405	31,590
Stanley Black & Decker, Inc. (Machinery)	405	45,044
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,050	231,335
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	243	17,970
Stericycle, Inc.* (Commercial Services & Supplies)	243	25,301
Stryker Corp. (Health Care Equipment & Supplies)	567	67,944
Synchrony Financial* (Consumer Finance)	972	24,572
T. Rowe Price Group, Inc. (Capital Markets)	486	35,463
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	405	23,130
TEGNA, Inc. (Media)	324	7,507
Teradata Corp.* (IT Services)	162	4,061
Tesoro Corp. (Oil, Gas & Consumable Fuels)	162	12,137
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,782	111,642
The Boeing Co. (Aerospace & Defense)	1,701	220,908
The Charles Schwab Corp. (Capital Markets)	3,321	84,055
The Clorox Co. (Household Products)	324	44,838
The Coca-Cola Co. (Beverages)	5,589	253,349
The Dun & Bradstreet Corp. (Professional Services)	81	9,869
The Estee Lauder Cos., Inc.—Class A (Personal Products)	648	58,981
The Goodyear Tire & Rubber Co. (Auto Components)	324	8,314
The Hershey Co. (Food Products)	243	27,578
The Home Depot, Inc. (Specialty Retail)	3,483	444,745
The Interpublic Group of Cos., Inc. (Media)	729	16,840
The JM Smucker Co.—Class A (Food Products)	162	24,690
The Kroger Co. (Food & Staples Retailing)	1,215	44,700
The Macerich Co. (Real Estate Investment Trusts)	162	13,833
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	162	10,477
The Priceline Group, Inc.* (Internet & Catalog Retail)	162	202,242
The Progressive Corp. (Insurance)	729	24,422
The Sherwin-Williams Co. (Chemicals)	243	71,362
The TJX Cos., Inc. (Specialty Retail)	1,863	143,879
The Walt Disney Co. (Media)	4,131	404,094
The Western Union Co. (IT Services)	729	13,982
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	729	15,768
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	729	107,717
Torchmark Corp. (Insurance)	162	10,015
Total System Services, Inc. (IT Services)	486	25,811
Tractor Supply Co. (Specialty Retail)	405	36,928
TransDigm Group, Inc.* (Aerospace & Defense)	162	42,718
TripAdvisor, Inc.* (Internet & Catalog Retail)	324	20,833
Twenty-First Century Fox, Inc.—Class A (Media)	1,620	43,821
Twenty-First Century Fox, Inc.—Class B (Media)	648	17,658
Tyco International PLC (Commercial Services & Supplies)	567	24,154
UDR, Inc. (Real Estate Investment Trusts)	729	26,915
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	162	39,470
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	486	19,503
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	487	17,722
Union Pacific Corp. (Road & Rail)	972	84,807
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,053	113,429
United Rentals, Inc.* (Trading Companies & Distributors)	81	5,435
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,539	217,306
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	162	21,724
V.F. Corp. (Textiles, Apparel & Luxury Goods)	486	29,884
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	162	13,321
Ventas, Inc. (Real Estate Investment Trusts)	405	29,492
VeriSign, Inc.* (Internet Software & Services)	243	21,010
Verisk Analytics, Inc.*—Class A (Professional Services)	405	32,837
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,536	253,290
Vertex Pharmaceuticals, Inc.* (Biotechnology)	324	27,870
Visa, Inc.—Class A (IT Services)	5,265	390,506
Vornado Realty Trust (Real Estate Investment Trusts)	243	24,329
Vulcan Materials Co. (Construction Materials)	405	48,746
W.W. Grainger, Inc. (Trading Companies & Distributors)	81	18,407
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,377	114,663
Waste Management, Inc. (Commercial Services & Supplies)	648	42,943
Waters Corp.* (Life Sciences Tools & Services)	243	34,178
Welltower, Inc. (Real Estate Investment Trusts)	567	43,188
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,053	31,348
Willis Towers Watson PLC (Insurance)	243	30,207
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	324	23,079
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	81	7,342
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	405	18,683
XL Group PLC (Insurance)	810	26,981
Xylem, Inc. (Machinery)	243	10,850
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	567	47,016
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	243	29,252
Zoetis, Inc. (Pharmaceuticals)	810	38,442
TOTAL COMMON STOCKS (Cost $13,372,273)		25,455,095
TOTAL INVESTMENT SECURITIES (Cost $13,372,273)—100.1%		25,455,095
Net other assets (liabilities)—(0.1)%		(16,369)
NET ASSETS—100.0%		$25,438,726

*                 Non-income producing security

(a)         Number of shares is less than 0.50

(b)         Amount is less than $0.50.

See accompanying notes to financial statements.

60 :: ProFund VP Large-Cap Growth :: Financial Statements

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$742,841	2.9%
Air Freight & Logistics	141,347	0.6%
Airlines	88,758	0.3%
Auto Components	53,949	0.2%
Banks	15,887	0.1%
Beverages	726,291	2.9%
Biotechnology	1,248,911	4.9%
Building Products	67,917	0.3%
Capital Markets	332,356	1.3%
Chemicals	482,143	1.9%
Commercial Services & Supplies	132,868	0.5%
Communications Equipment	234,847	0.9%
Construction Materials	79,850	0.3%
Consumer Finance	24,572	0.1%
Containers & Packaging	50,625	0.2%
Distributors	28,245	0.1%
Diversified Consumer Services	9,315	NM
Diversified Financial Services	264,480	1.0%
Diversified Telecommunication Services	269,973	1.1%
Electrical Equipment	88,727	0.3%
Electronic Equipment, Instruments & Components	79,224	0.3%
Food & Staples Retailing	380,238	1.5%
Food Products	497,653	2.0%
Health Care Equipment & Supplies	793,653	3.1%
Health Care Providers & Services	682,032	2.7%
Health Care Technology	47,466	0.2%
Hotels, Restaurants & Leisure	597,627	2.3%
Household Durables	162,378	0.6%
Household Products	256,922	1.0%
Industrial Conglomerates	769,876	3.0%
Insurance	231,374	0.9%
Internet & Catalog Retail	1,122,213	4.5%
Internet Software & Services	1,978,194	7.8%
IT Services	1,504,453	5.9%
Leisure Products	27,213	0.1%
Life Sciences Tools & Services	230,106	0.9%
Machinery	150,969	0.6%
Media	861,941	3.4%
Multiline Retail	99,138	0.4%
Multi-Utilities	56,811	0.2%
Oil, Gas & Consumable Fuels	396,987	1.6%
Personal Products	58,981	0.2%
Pharmaceuticals	1,438,720	5.7%
Professional Services	127,257	0.5%
Real Estate Investment Trusts	1,207,486	4.7%
Real Estate Management & Development	21,449	0.1%
Road & Rail	97,918	0.4%
Semiconductors & Semiconductor Equipment	828,548	3.3%
Software	1,855,158	7.3%
Specialty Retail	1,189,326	4.8%
Technology Hardware, Storage & Peripherals	1,503,153	5.9%
Textiles, Apparel & Luxury Goods	315,278	1.2%
Tobacco	735,499	2.8%
Trading Companies & Distributors	45,416	0.2%
Water Utilities	20,536	0.1%
Other**	(16,369)	(0.1)%
Total	$25,438,726	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 61

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$13,372,273
Securities, at value	25,455,095
Total Investment Securities, at value	25,455,095
Dividends receivable	24,213
Receivable for capital shares issued	29,127
Receivable for investments sold	19,640
Prepaid expenses	478
TOTAL ASSETS	25,528,553
LIABILITIES:
Payable for capital shares redeemed	155
Cash overdraft	31,414
Advisory fees payable	16,932
Management services fees payable	2,258
Administration fees payable	825
Administrative services fees payable	9,078
Distribution fees payable	9,582
Trustee fees payable	9
Transfer agency fees payable	2,573
Fund accounting fees payable	1,027
Compliance services fees payable	165
Other accrued expenses	15,809
TOTAL LIABILITIES	89,827
NET ASSETS	$25,438,726
NET ASSETS CONSIST OF:
Capital	$12,385,776
Accumulated net investment income (loss)	21,780
Accumulated net realized gains (losses) on investments	948,348
Net unrealized appreciation (depreciation) on investments	12,082,822
NET ASSETS	$25,438,726
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	425,789
Net Asset Value (offering and redemption price per share)	$59.74

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$221,422
Interest	80
TOTAL INVESTMENT INCOME	221,502
EXPENSES:
Advisory fees	102,977
Management services fees	13,730
Administration fees	5,369
Transfer agency fees	7,892
Administrative services fees	39,602
Distribution fees	34,325
Custody fees	2,236
Fund accounting fees	7,407
Trustee fees	373
Compliance services fees	165
Other fees	15,454
Recoupment of prior expenses reduced by the Advisor	1,138
TOTAL NET EXPENSES	230,668
NET INVESTMENT INCOME (LOSS)	(9,166)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	248,644
Change in net unrealized appreciation/depreciation on investments	(286,202)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(37,558)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,724)

See accompanying notes to financial statements.

62 :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(9,166)	$16,887
Net realized gains (losses) on investments	248,644	4,758,411
Change in net unrealized appreciation/depreciation on investments	(286,202)	(3,467,402)
Change in net assets resulting from operations	(46,724)	1,307,896
CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,468,506	48,893,340
Value of shares redeemed	(35,068,620)	(62,617,568)
Change in net assets resulting from capital transactions	(9,600,114)	(13,724,228)
Change in net assets	(9,646,838)	(12,416,332)
NET ASSETS:
Beginning of period	35,085,564	47,501,896
End of period	$25,438,726	$35,085,564
Accumulated net investment income (loss)	$21,780	$30,946
SHARE TRANSACTIONS:
Issued	440,926	834,184
Redeemed	(606,041)	(1,073,323)
Change in shares	(165,115)	(239,139)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 63

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$59.38		$57.23	$50.75	$38.98	$34.60	$33.56
Investment Activities:
Net investment income (loss)(a)	(0.02)		0.03	0.01	0.07	0.12	0.03
Net realized and unrealized gains (losses) on investments	0.38	(b)	2.12	6.54	11.86	4.29	1.01
Total income (loss) from investment activities	0.36		2.15	6.55	11.93	4.41	1.04
Distributions to Shareholders From:
Net investment income	—		—	(0.07)	(0.16)	(0.03)	—
Net Asset Value, End of Period	$59.74		$59.38	$57.23	$50.75	$38.98	$34.60
Total Return	0.61	%(c)	3.76%	12.93%	30.66%	12.72%	3.13%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.68%	1.76%	1.78%	1.86%	1.84%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.07)%		0.05%	0.02%	0.15%	0.31%	0.08%
Supplemental Data:
Net assets, end of period (000’s)	$25,439		$35,086	$47,502	$36,890	$25,538	$29,859
Portfolio turnover rate(e)	73	%(c)	141%	124%	81%	177%	306%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

64 :: ProFund VP Mid-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alleghany Corp.	1.2%
Westar Energy, Inc.	1.0%
Everest Re Group, Ltd.	1.0%
UGI Corp.	1.0%
New York Community Bancorp, Inc.	0.9%

S&P MidCap 400 Value Index — Composition

% of Index
Financials	27%
Industrials	16%
Information Technology	13%
Consumer Discretionary	10%
Utilities	10%
Materials	10%
Energy	7%
Health Care	4%
Consumer Staples	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,592	$35,484
Aaron’s, Inc. (Specialty Retail)	1,539	33,689
Abercrombie & Fitch Co.—Class A (Specialty Retail)	1,620	28,852
Acxiom Corp.* (IT Services)	1,053	23,155
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,424	43,299
AECOM* (Construction & Engineering)	3,726	118,375
AGCO Corp. (Machinery)	1,701	80,168
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	729	75,466
Alleghany Corp.* (Insurance)	405	222,579
Allegheny Technologies, Inc. (Metals & Mining)	2,673	34,081
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,511	31,890
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,458	77,084
American Eagle Outfitters, Inc. (Specialty Retail)	4,050	64,517
American Financial Group, Inc. (Insurance)	891	65,872
AptarGroup, Inc. (Containers & Packaging)	648	51,276
Aqua America, Inc. (Water Utilities)	1,782	63,546
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,268	140,389
Ascena Retail Group, Inc.* (Specialty Retail)	4,131	28,876
Ashland, Inc. (Chemicals)	729	83,667
Aspen Insurance Holdings, Ltd. (Insurance)	1,458	67,622
Associated Banc-Corp. (Banks)	3,645	62,512
Atmos Energy Corp. (Gas Utilities)	1,377	111,978
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,159	127,971
Avon Products, Inc. (Personal Products)	7,614	28,781
BancorpSouth, Inc. (Banks)	1,053	23,893
Bank of Hawaii Corp. (Banks)	405	27,864
BE Aerospace, Inc. (Aerospace & Defense)	1,458	67,323
Belden, Inc. (Electronic Equipment, Instruments & Components)	486	29,340
Bemis Co., Inc. (Containers & Packaging)	2,268	116,779
Big Lots, Inc. (Multiline Retail)	1,053	52,766
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	486	69,508
Black Hills Corp. (Multi-Utilities)	1,296	81,700
Brinker International, Inc. (Hotels, Restaurants & Leisure)	729	33,191
Brocade Communications Systems, Inc. (Communications Equipment)	8,424	77,333
Brown & Brown, Inc. (Insurance)	1,053	39,456
Brunswick Corp. (Leisure Products)	1,134	51,393
Cabela’s, Inc.*—Class A (Specialty Retail)	1,215	60,823
Cable One, Inc. (Media)	81	41,424
Cabot Corp. (Chemicals)	1,539	70,271
CalAtlantic Group, Inc. (Household Durables)	891	32,709
Camden Property Trust (Real Estate Investment Trusts)	972	85,944
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,134	29,722
Carlisle Cos., Inc. (Industrial Conglomerates)	1,539	162,642
Carpenter Technology Corp. (Metals & Mining)	1,134	37,343
Casey’s General Stores, Inc. (Food & Staples Retailing)	405	53,262
Catalent, Inc.* (Pharmaceuticals)	1,053	24,208
Cathay General Bancorp (Banks)	648	18,274
Chico’s FAS, Inc. (Specialty Retail)	3,240	34,700
Cinemark Holdings, Inc. (Media)	1,377	50,205
CLARCOR, Inc. (Machinery)	1,215	73,908
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,296	67,535
CNO Financial Group, Inc. (Insurance)	4,374	76,370
Commerce Bancshares, Inc. (Banks)	972	46,559
Commercial Metals Co. (Metals & Mining)	2,754	46,543
Community Health Systems, Inc.* (Health Care Providers & Services)	2,754	33,186
CommVault Systems, Inc.* (Software)	486	20,990
Compass Minerals International, Inc. (Metals & Mining)	324	24,038
Computer Sciences Corp. (IT Services)	3,402	168,910

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 65

Common Stocks, continued

	Shares	Value
comScore, Inc.* (Internet Software & Services)	405	$9,671
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	5,589	89,927
Copart, Inc.* (Commercial Services & Supplies)	810	39,698
CoreLogic, Inc.* (IT Services)	810	31,169
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,268	67,065
Corrections Corp. of America (Real Estate Investment Trusts)	2,835	99,282
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	324	55,557
Crane Co. (Machinery)	648	36,755
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,430	59,389
CST Brands, Inc. (Specialty Retail)	1,863	80,258
Cullen/Frost Bankers, Inc. (Banks)	1,296	82,594
Curtiss-Wright Corp. (Aerospace & Defense)	567	47,770
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	7,614	80,328
Dana Holding Corp. (Auto Components)	3,564	37,636
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	729	35,021
Dean Foods Co. (Food Products)	2,268	41,028
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	810	46,592
Deluxe Corp. (Commercial Services & Supplies)	567	37,632
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	8,505	30,533
DeVry Education Group, Inc. (Diversified Consumer Services)	1,377	24,566
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,187	98,545
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,620	40,225
Domtar Corp. (Paper & Forest Products)	1,539	53,880
Donaldson Co., Inc. (Machinery)	1,782	61,230
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,296	46,034
DreamWorks Animation SKG, Inc.*—Class A (Media)	972	39,726
Dril-Quip, Inc.* (Energy Equipment & Services)	891	52,061
Duke Realty Corp. (Real Estate Investment Trusts)	4,455	118,770
East West Bancorp, Inc. (Banks)	1,215	41,529
Eaton Vance Corp. (Capital Markets)	1,377	48,663
Edgewell Personal Care Co.* (Personal Products)	891	75,209
EMCOR Group, Inc. (Construction & Engineering)	1,539	75,811
Endurance Specialty Holdings, Ltd. (Insurance)	1,539	103,359
Energen Corp. (Oil, Gas & Consumable Fuels)	2,349	113,245
Energizer Holdings, Inc. (Household Products)	891	45,878
Ensco PLCADR—Class A (Energy Equipment & Services)	7,371	71,573
EPR Properties (Real Estate Investment Trusts)	891	71,886
Esterline Technologies Corp.* (Aerospace & Defense)	729	45,227
Everest Re Group, Ltd. (Insurance)	1,053	192,352
F.N.B. Corp. (Banks)	5,103	63,992
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,539	30,549
Federated Investors, Inc.—Class B (Capital Markets)	1,215	34,968
FEI Co. (Electronic Equipment, Instruments & Components)	567	60,601
First American Financial Corp. (Insurance)	2,673	107,508
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	972	27,041
First Niagara Financial Group, Inc. (Banks)	8,586	83,627
FirstMerit Corp. (Banks)	4,050	82,094
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	972	27,731
FTI Consulting, Inc.* (Professional Services)	972	39,541
Fulton Financial Corp. (Banks)	2,268	30,618
GameStop Corp.—Class A (Specialty Retail)	2,511	66,742
GATX Corp. (Trading Companies & Distributors)	972	42,739
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	1,377	81,175
Gentex Corp. (Auto Components)	2,673	41,298
Genworth Financial, Inc.*—Class A (Insurance)	12,150	31,347
Graco, Inc. (Machinery)	486	38,389
Graham Holdings Co.—Class B (Diversified Consumer Services)	81	39,653
Granite Construction, Inc. (Construction & Engineering)	972	44,275
Great Plains Energy, Inc. (Electric Utilities)	3,726	113,270
Greif, Inc.—Class A (Containers & Packaging)	648	24,151
GUESS?, Inc. (Specialty Retail)	1,539	23,162
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,078	96,218
Halyard Health, Inc.* (Health Care Equipment & Supplies)	648	21,073
Hancock Holding Co. (Banks)	1,863	48,643
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,592	84,992
Herman Miller, Inc. (Commercial Services & Supplies)	729	21,790
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,134	59,875
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	486	24,519
HNI Corp. (Commercial Services & Supplies)	1,053	48,954
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	4,293	102,045
Hospitality Properties Trust (Real Estate Investment Trusts)	3,726	107,309
HSN, Inc. (Internet & Catalog Retail)	810	39,633
Hubbell, Inc. (Electrical Equipment)	729	76,887
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	567	95,273
IDACORP, Inc. (Electric Utilities)	648	52,715
IDEX Corp. (Machinery)	810	66,501
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	3,645	126,773
Ingredion, Inc. (Food Products)	972	125,786
InterDigital, Inc. (Communications Equipment)	486	27,060
International Bancshares Corp. (Banks)	1,377	35,926
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	648	21,676
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	3,321	44,966
ITT, Inc. (Machinery)	1,296	41,446
J.C. Penney Co., Inc.* (Multiline Retail)	7,452	66,174
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	4,617	85,276
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	324	27,838

See accompanying notes to financial statements.

66 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Janus Capital Group, Inc. (Capital Markets)	1,701	$23,678
John Wiley & Sons, Inc.—Class A (Media)	1,134	59,172
Joy Global, Inc. (Machinery)	2,349	49,658
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	2,025	41,735
KB Home (Household Durables)	2,025	30,800
KBR, Inc. (Construction & Engineering)	2,106	27,883
Kemper Corp. (Insurance)	1,134	35,131
Kennametal, Inc. (Machinery)	1,944	42,982
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,131	120,171
Kilroy Realty Corp. (Real Estate Investment Trusts)	891	59,064
Kirby Corp.* (Marine)	1,296	80,857
KLX, Inc.* (Aerospace & Defense)	1,296	40,176
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,187	29,918
Lancaster Colony Corp. (Food Products)	162	20,673
Landstar System, Inc. (Road & Rail)	1,053	72,299
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,754	64,939
Leidos Holdings, Inc. (IT Services)	972	46,530
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	1,539	58,097
Liberty Property Trust (Real Estate Investment Trusts)	3,564	141,563
LifePoint Health, Inc.* (Health Care Providers & Services)	1,053	68,834
Lincoln Electric Holdings, Inc. (Machinery)	1,539	90,923
Live Nation Entertainment, Inc.* (Media)	2,106	49,491
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,296	22,486
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	2,187	59,049
ManpowerGroup, Inc. (Professional Services)	1,701	109,442
MDU Resources Group, Inc. (Multi-Utilities)	4,779	114,696
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	3,159	48,048
Mentor Graphics Corp. (Software)	2,430	51,662
Mercury General Corp. (Insurance)	891	47,366
Meredith Corp. (Media)	891	46,252
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	567	60,329
Minerals Technologies, Inc. (Chemicals)	324	18,403
Molina Healthcare, Inc.* (Health Care Providers & Services)	486	24,251
MSA Safety, Inc. (Commercial Services & Supplies)	810	42,549
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,134	80,014
Murphy USA, Inc.* (Specialty Retail)	891	66,077
Nabors Industries, Ltd. (Energy Equipment & Services)	6,885	69,194
National Fuel Gas Co. (Gas Utilities)	1,296	73,716
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,215	33,291
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,863	96,354
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,997	83,227
NetScout Systems, Inc.* (Communications Equipment)	2,268	50,463
NeuStar, Inc.*—Class A (IT Services)	648	15,234
New Jersey Resources Corp. (Gas Utilities)	2,106	81,186
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	11,826	177,271
NewMarket Corp. (Chemicals)	81	33,565
Noble Corp. PLC (Energy Equipment & Services)	5,913	48,723
Nordson Corp. (Machinery)	567	47,407
NOW, Inc.* (Trading Companies & Distributors)	2,592	47,019
Oceaneering International, Inc. (Energy Equipment & Services)	2,349	70,141
Office Depot, Inc.* (Specialty Retail)	12,069	39,948
OGE Energy Corp. (Electric Utilities)	4,860	159,165
Oil States International, Inc.* (Energy Equipment & Services)	1,215	39,949
Old Dominion Freight Line, Inc.* (Road & Rail)	810	48,851
Olin Corp. (Chemicals)	4,050	100,602
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	2,025	68,749
ONE Gas, Inc. (Gas Utilities)	1,296	86,301
Orbital ATK, Inc. (Aerospace & Defense)	1,458	124,134
Oshkosh Corp. (Machinery)	1,782	85,019
Owens & Minor, Inc. (Health Care Providers & Services)	1,539	57,528
PacWest Bancorp (Banks)	2,754	109,553
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,564	75,985
Plantronics, Inc. (Communications Equipment)	324	14,256
PNM Resources, Inc. (Electric Utilities)	1,944	68,895
Polaris Industries, Inc. (Leisure Products)	648	52,980
Polycom, Inc.* (Communications Equipment)	1,620	18,225
PolyOne Corp. (Chemicals)	1,053	37,108
Post Properties, Inc. (Real Estate Investment Trusts)	567	34,615
Potlatch Corp. (Real Estate Investment Trusts)	486	16,573
Primerica, Inc. (Insurance)	486	27,819
Prosperity Bancshares, Inc. (Banks)	1,620	82,604
PTC, Inc.* (Software)	1,215	45,660
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	5,751	101,390
Questar Corp. (Gas Utilities)	4,293	108,913
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	5,103	86,342
Rackspace Hosting, Inc.* (Internet Software & Services)	1,377	28,725
Raymond James Financial, Inc. (Capital Markets)	1,782	87,852
Rayonier, Inc. (Real Estate Investment Trusts)	2,997	78,641
Regal Beloit Corp. (Electrical Equipment)	1,053	57,968
Reinsurance Group of America, Inc. (Insurance)	1,539	149,268
Reliance Steel & Aluminum Co. (Metals & Mining)	1,782	137,035
RenaissanceRe Holdings, Ltd. (Insurance)	567	66,588
Rowan Cos. PLC—Class A (Energy Equipment & Services)	3,078	54,357
Royal Gold, Inc. (Metals & Mining)	1,620	116,672
RPM International, Inc. (Chemicals)	1,539	76,873
Science Applications International Corp. (IT Services)	972	56,716
Senior Housing Properties Trust (Real Estate Investment Trusts)	5,751	119,794
Sensient Technologies Corp. (Chemicals)	486	34,525
Silgan Holdings, Inc. (Containers & Packaging)	486	25,010
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	324	15,792
SLM Corp.* (Consumer Finance)	10,449	64,575

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 67

Common Stocks, continued

	Shares	Value
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,620	$43,740
Snyder’s-Lance, Inc. (Food Products)	810	27,451
Sonoco Products Co. (Containers & Packaging)	2,430	120,674
Sotheby’s—Class A (Diversified Consumer Services)	1,296	35,510
Southwest Gas Corp. (Gas Utilities)	1,215	95,633
Steel Dynamics, Inc. (Metals & Mining)	5,913	144,868
Stifel Financial Corp.* (Capital Markets)	1,620	50,949
Superior Energy Services, Inc. (Energy Equipment & Services)	3,726	68,596
SUPERVALU, Inc.* (Food & Staples Retailing)	3,078	14,528
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	729	69,124
Synopsys, Inc.* (Software)	1,296	70,088
Synovus Financial Corp. (Banks)	1,458	42,267
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,539	20,853
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	891	35,800
Taubman Centers, Inc. (Real Estate Investment Trusts)	810	60,102
TCF Financial Corp. (Banks)	4,131	52,257
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	891	64,018
Teledyne Technologies, Inc.* (Aerospace & Defense)	810	80,231
Teleflex, Inc. (Health Care Equipment & Supplies)	405	71,811
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,268	67,269
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,430	67,165
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,941	97,289
Terex Corp. (Machinery)	2,673	54,289
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	405	18,468
The Boston Beer Co., Inc.*—Class A (Beverages)	81	13,853
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	567	27,295
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	648	111,177
The Hain Celestial Group, Inc.* (Food Products)	1,134	56,417
The Hanover Insurance Group, Inc. (Insurance)	1,053	89,105
The New York Times Co.—Class A (Media)	2,997	36,264
The Scotts Miracle-Gro Co.—Class A (Chemicals)	405	28,314
The Timken Co. (Machinery)	1,701	52,153
The Valspar Corp. (Chemicals)	729	78,754
Thor Industries, Inc. (Automobiles)	567	36,708
Time, Inc. (Media)	2,511	41,331
Tootsie Roll Industries, Inc. (Food Products)	162	6,242
TreeHouse Foods, Inc.* (Food Products)	729	74,832
TRI Pointe Group, Inc.* (Household Durables)	1,620	19,148
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,645	88,792
Trinity Industries, Inc. (Machinery)	3,645	67,688
Triumph Group, Inc. (Aerospace & Defense)	1,215	43,133
Trustmark Corp. (Banks)	1,620	40,257
Tupperware Brands Corp. (Household Durables)	1,215	68,380
UGI Corp. (Gas Utilities)	4,212	190,593
Umpqua Holdings Corp. (Banks)	5,346	82,703
United Natural Foods, Inc.* (Food & Staples Retailing)	1,215	56,862
United States Steel Corp. (Metals & Mining)	3,564	60,089
Urban Edge Properties (Real Estate Investment Trusts)	972	29,024
Valley National Bancorp (Banks)	5,427	49,494
Valmont Industries, Inc. (Construction & Engineering)	567	76,698
Vectren Corp. (Multi-Utilities)	2,025	106,657
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	2,673	49,557
ViaSat, Inc.* (Communications Equipment)	405	28,917
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,321	41,147
W.R. Berkley Corp. (Insurance)	2,349	140,752
Wabtec Corp. (Machinery)	891	62,575
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,053	18,133
Washington Federal, Inc. (Thrifts & Mortgage Finance)	891	21,616
Watsco, Inc. (Trading Companies & Distributors)	243	34,188
Webster Financial Corp. (Banks)	972	32,999
WellCare Health Plans, Inc.* (Health Care Providers & Services)	567	60,828
Werner Enterprises, Inc. (Road & Rail)	1,053	24,187
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	567	43,024
Westar Energy, Inc. (Electric Utilities)	3,483	195,362
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,620	33,421
WEX, Inc.* (IT Services)	405	35,911
WGL Holdings, Inc. (Gas Utilities)	567	40,138
Williams-Sonoma, Inc. (Specialty Retail)	972	50,670
Woodward, Inc. (Machinery)	729	42,020
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,701	80,780
Worthington Industries, Inc. (Metals & Mining)	1,134	47,968
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	4,536	50,758
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,723	62,591
TOTAL COMMON STOCKS (Cost $14,592,393)		18,878,763
TOTAL INVESTMENT SECURITIES (Cost $14,592,393)—99.4%		18,878,763
Net other assets (liabilities)—0.6%		106,145
NET ASSETS—100.0%		$18,984,908

*                 Non-income producing security

ADR    American Depositary Receipt

See accompanying notes to financial statements.

68 :: ProFund VP Mid-Cap Value :: Financial Statements

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$543,267	2.9%
Auto Components	78,934	0.4%
Automobiles	36,708	0.2%
Banks	1,140,259	6.0%
Beverages	13,853	0.1%
Capital Markets	264,243	1.4%
Chemicals	562,082	3.0%
Commercial Services & Supplies	344,500	1.8%
Communications Equipment	216,254	1.1%
Construction & Engineering	343,042	1.8%
Consumer Finance	64,575	0.3%
Containers & Packaging	337,890	1.8%
Diversified Consumer Services	99,729	0.5%
Electric Utilities	674,399	3.6%
Electrical Equipment	134,855	0.7%
Electronic Equipment, Instruments & Components	1,066,368	5.6%
Energy Equipment & Services	550,579	2.9%
Food & Staples Retailing	124,652	0.7%
Food Products	352,429	1.9%
Gas Utilities	788,458	4.1%
Health Care Equipment & Supplies	271,604	1.4%
Health Care Providers & Services	311,792	1.6%
Health Care Technology	31,890	0.2%
Hotels, Restaurants & Leisure	184,025	1.0%
Household Durables	151,037	0.8%
Household Products	45,878	0.2%
Independent Power and Renewable Electricity Producers	20,853	0.1%
Industrial Conglomerates	162,642	0.9%
Insurance	1,462,494	7.7%
Internet & Catalog Retail	39,633	0.2%
Internet Software & Services	38,396	0.2%
IT Services	377,625	2.0%
Leisure Products	104,373	0.5%
Life Sciences Tools & Services	69,508	0.4%
Machinery	993,111	5.2%
Marine	80,857	0.4%
Media	363,865	1.9%
Metals & Mining	648,637	3.4%
Multiline Retail	118,940	0.6%
Multi-Utilities	303,053	1.6%
Oil, Gas & Consumable Fuels	753,890	4.0%
Paper & Forest Products	76,366	0.4%
Personal Products	103,990	0.5%
Pharmaceuticals	24,208	0.1%
Professional Services	148,983	0.8%
Real Estate Investment Trusts	1,923,901	10.1%
Road & Rail	226,512	1.2%
Semiconductors & Semiconductor Equipment	371,612	2.0%
Software	188,400	1.0%
Specialty Retail	676,859	3.7%
Technology Hardware, Storage & Peripherals	217,033	1.1%
Textiles, Apparel & Luxury Goods	116,058	0.6%
Thrifts & Mortgage Finance	198,887	1.0%
Trading Companies & Distributors	203,960	1.1%
Water Utilities	63,546	0.3%
Wireless Telecommunication Services	67,269	0.4%
Other**	106,145	0.6%
Total	$18,984,908	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 69

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$14,592,393
Securities, at value	18,878,763
Total Investment Securities, at value	18,878,763
Dividends receivable	23,277
Receivable for capital shares issued	850,782
Receivable for investments sold	415,444
Prepaid expenses	239
TOTAL ASSETS	20,168,505
LIABILITIES:
Payable for investments purchased	1,095,394
Cash overdraft	55,296
Advisory fees payable	10,437
Management services fees payable	1,391
Administration fees payable	521
Administrative services fees payable	5,864
Distribution fees payable	5,020
Trustee fees payable	6
Transfer agency fees payable	1,660
Fund accounting fees payable	649
Compliance services fees payable	95
Other accrued expenses	7,264
TOTAL LIABILITIES	1,183,597
NET ASSETS	$18,984,908
NET ASSETS CONSIST OF:
Capital	$16,874,342
Accumulated net investment income (loss)	77,312
Accumulated net realized gains (losses) on investments	(2,253,116)
Net unrealized appreciation (depreciation) on investments	4,286,370
NET ASSETS	$18,984,908
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	471,171
Net Asset Value (offering and redemption price per share)	$40.29

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$167,270
Interest	40
TOTAL INVESTMENT INCOME	167,310
EXPENSES:
Advisory fees	57,802
Management services fees	7,707
Administration fees	2,931
Transfer agency fees	4,324
Administrative services fees	24,845
Distribution fees	19,268
Custody fees	1,386
Fund accounting fees	4,379
Trustee fees	197
Compliance services fees	95
Other fees	8,261
Total Gross Expenses before reductions	131,195
Expenses reduced and reimbursed by the Advisor	(1,717)
TOTAL NET EXPENSES	129,478
NET INVESTMENT INCOME (LOSS)	37,832
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	23,234
Change in net unrealized appreciation/depreciation on investments	1,251,651
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,274,885
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,312,717

See accompanying notes to financial statements.

70 :: ProFund VP Mid-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$37,832	$38,383
Net realized gains (losses) on investments	23,234	328,541
Change in net unrealized appreciation/depreciation on investments	1,251,651	(2,082,262)
Change in net assets resulting from operations	1,312,717	(1,715,338)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(24,812)
Net realized gains on investments	—	(891,445)
Change in net assets resulting from distributions	—	(916,257)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,538,356	29,621,615
Distributions reinvested	—	916,257
Value of shares redeemed	(12,643,562)	(32,151,858)
Change in net assets resulting from capital transactions	2,894,794	(1,613,986)
Change in net assets	4,207,511	(4,245,581)
NET ASSETS:
Beginning of period	14,777,397	19,022,978
End of period	$18,984,908	$14,777,397
Accumulated net investment income (loss)	$77,312	$39,480
SHARE TRANSACTIONS:
Issued	403,431	736,692
Reinvested	—	22,391
Redeemed	(333,204)	(809,873)
Change in shares	70,227	(50,790)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Value :: 71

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$36.86		$42.11	$38.26	$29.04	$24.95	$26.01
Investment Activities:
Net investment income (loss)(a)	0.09		0.08	0.04	0.04	0.12	0.04
Net realized and unrealized gains (losses) on investments	3.34		(3.35)	3.85	9.28	4.01	(1.06)
Total income (loss) from investment activities	3.43		(3.27)	3.89	9.32	4.13	(1.02)
Distributions to Shareholders From:
Net investment income	—		(0.05)	(0.04)	(0.10)	(0.04)	(0.04)
Net realized gains on investments	—		(1.93)	—	—	—	—
Total distributions	—		(1.98)	(0.04)	(0.10)	(0.04)	(0.04)
Net Asset Value, End of Period	$40.29		$36.86	$42.11	$38.26	$29.04	$24.95
Total Return	9.31	%(b)	(8.22)%	10.19%	32.16%	16.57%	(3.92)%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.71%	1.79%	1.83%	1.91%	1.84%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.49%		0.20%	0.10%	0.11%	0.43%	0.15%
Supplemental Data:
Net assets, end of period (000’s)	$18,985		$14,777	$19,023	$28,404	$25,461	$26,113
Portfolio turnover rate(d)	75	%(b)	183%	189%	185%	250%	477%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

72 :: ProFund VP Mid-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Mettler-Toledo International, Inc.	1.4%
ResMed, Inc.	1.3%
CDK Global, Inc.	1.2%
The WhiteWave Foods Co.	1.2%
NVR, Inc.	1.2%

S&P MidCap 400 Growth Index — Composition

% of Index
Financials	28%
Information Technology	21%
Health Care	15%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	6%
Materials	5%
Utilities	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.1%)

	Shares	Value
A.O. Smith Corp. (Building Products)	1,936	$170,581
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,089	119,017
ACI Worldwide, Inc.* (Software)	3,025	59,018
Acxiom Corp.* (IT Services)	968	21,286
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,744	39,804
Akorn, Inc.* (Pharmaceuticals)	2,178	62,040
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,210	43,729
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,210	125,259
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,936	155,945
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,178	27,661
AMC Networks, Inc.*—Class A (Media)	1,573	95,040
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,815	95,959
American Financial Group, Inc. (Insurance)	968	71,564
AmSurg Corp.* (Health Care Providers & Services)	1,452	112,588
ANSYS, Inc.* (Software)	2,299	208,634
AptarGroup, Inc. (Containers & Packaging)	968	76,598
Aqua America, Inc. (Water Utilities)	2,783	99,242
ARRIS International PLC* (Communications Equipment)	4,598	96,374
Ashland, Inc. (Chemicals)	847	97,210
Atmos Energy Corp. (Gas Utilities)	1,210	98,397
Avon Products, Inc. (Personal Products)	3,146	11,892
BancorpSouth, Inc. (Banks)	1,089	24,709
Bank of Hawaii Corp. (Banks)	726	49,949
Bank of the Ozarks, Inc. (Banks)	2,178	81,719
BE Aerospace, Inc. (Aerospace & Defense)	1,210	55,872
Belden, Inc. (Electronic Equipment, Instruments & Components)	605	36,524
Bio-Techne Corp. (Life Sciences Tools & Services)	968	109,161
Brinker International, Inc. (Hotels, Restaurants & Leisure)	605	27,546
Broadridge Financial Solutions, Inc. (IT Services)	3,146	205,120
Brocade Communications Systems, Inc. (Communications Equipment)	3,146	28,880
Brown & Brown, Inc. (Insurance)	1,936	72,542
Brunswick Corp. (Leisure Products)	1,089	49,353
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	484	67,252
Cable One, Inc. (Media)	121	61,880
Cadence Design Systems, Inc.* (Software)	7,865	191,120
CalAtlantic Group, Inc. (Household Durables)	1,089	39,977
Camden Property Trust (Real Estate Investment Trusts)	1,210	106,988
Care Capital Properties, Inc. (Real Estate Investment Trusts)	968	25,371
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,331	141,712
Casey’s General Stores, Inc. (Food & Staples Retailing)	605	79,564
Catalent, Inc.* (Pharmaceuticals)	1,694	38,945
Cathay General Bancorp (Banks)	1,210	34,122
CBOE Holdings, Inc. (Diversified Financial Services)	2,178	145,098
CDK Global, Inc. (Software)	4,114	228,286
CEB, Inc. (Professional Services)	847	52,243
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,210	99,752
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	363	45,869
Ciena Corp.* (Communications Equipment)	3,388	63,525
Cinemark Holdings, Inc. (Media)	1,210	44,117
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,178	93,872
Commerce Bancshares, Inc. (Banks)	1,210	57,959

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 73

Common Stocks, continued

	Shares	Value
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	3,630	$104,907
CommVault Systems, Inc.* (Software)	605	26,130
Compass Minerals International, Inc. (Metals & Mining)	484	35,908
comScore, Inc.* (Internet Software & Services)	847	20,226
Convergys Corp. (IT Services)	2,541	63,525
Copart, Inc.* (Commercial Services & Supplies)	1,694	83,023
CoreLogic, Inc.* (IT Services)	1,452	55,873
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	242	41,496
Crane Co. (Machinery)	605	34,316
Curtiss-Wright Corp. (Aerospace & Defense)	484	40,777
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,573	75,567
Deluxe Corp. (Commercial Services & Supplies)	605	40,154
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,331	174,866
Donaldson Co., Inc. (Machinery)	1,331	45,733
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,299	81,660
DreamWorks Animation SKG, Inc.*—Class A (Media)	847	34,617
DST Systems, Inc. (IT Services)	847	98,616
Duke Realty Corp. (Real Estate Investment Trusts)	4,235	112,905
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,420	105,560
Eagle Materials, Inc. (Construction Materials)	1,210	93,352
East West Bancorp, Inc. (Banks)	2,420	82,716
Eaton Vance Corp. (Capital Markets)	1,452	51,314
Edgewell Personal Care Co.* (Personal Products)	605	51,068
Education Realty Trust, Inc. (Real Estate Investment Trusts)	1,694	78,161
Energizer Holdings, Inc. (Household Products)	726	37,382
EPR Properties (Real Estate Investment Trusts)	726	58,574
Equity One, Inc. (Real Estate Investment Trusts)	2,420	77,876
FactSet Research Systems, Inc. (Diversified Financial Services)	1,089	175,786
Fair Isaac Corp. (Software)	847	95,719
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,331	26,420
Federated Investors, Inc.—Class B (Capital Markets)	1,210	34,824
FEI Co. (Electronic Equipment, Instruments & Components)	484	51,730
First Horizon National Corp. (Banks)	6,050	83,369
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	1,936	53,860
Flowers Foods, Inc. (Food Products)	4,719	88,481
Fortinet, Inc.* (Software)	3,872	122,316
Fulton Financial Corp. (Banks)	2,057	27,770
Gartner, Inc.* (IT Services)	2,178	212,160
Gentex Corp. (Auto Components)	4,719	72,909
Graco, Inc. (Machinery)	968	76,462
Halyard Health, Inc.* (Health Care Equipment & Supplies)	484	15,740
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	2,783	97,377
Helen of Troy, Ltd.* (Household Durables)	726	74,662
Herman Miller, Inc. (Commercial Services & Supplies)	726	21,700
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,331	70,277
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	968	48,836
Hubbell, Inc. (Electrical Equipment)	605	63,809
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	605	101,658
IDACORP, Inc. (Electric Utilities)	605	49,217
IDEX Corp. (Machinery)	1,089	89,407
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,299	213,485
Ingredion, Inc. (Food Products)	847	109,610
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,509	70,636
InterDigital, Inc. (Communications Equipment)	363	20,212
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	968	77,440
ITT, Inc. (Machinery)	968	30,957
j2 Global, Inc. (Internet Software & Services)	1,210	76,436
Jack Henry & Associates, Inc. (IT Services)	2,057	179,514
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	484	41,585
Janus Capital Group, Inc. (Capital Markets)	1,936	26,949
JetBlue Airways Corp.* (Airlines)	8,470	140,263
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,210	117,915
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,210	24,938
KBR, Inc. (Construction & Engineering)	1,452	19,224
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,452	96,253
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	2,178	144,401
Lancaster Colony Corp. (Food Products)	363	46,322
Leidos Holdings, Inc. (IT Services)	605	28,961
Lennox International, Inc. (Building Products)	968	138,037
LivaNova PLC* (Health Care Equipment & Supplies)	1,089	54,700
Live Nation Entertainment, Inc.* (Media)	1,573	36,966
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,420	41,987
Manhattan Associates, Inc.* (Software)	1,936	124,156
MarketAxess Holdings, Inc. (Diversified Financial Services)	968	140,747
MAXIMUS, Inc. (IT Services)	1,694	93,797
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	2,904	44,170
MEDNAX, Inc.* (Health Care Providers & Services)	2,420	175,280
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	726	264,933
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	2,904	94,904
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,331	141,618
Minerals Technologies, Inc. (Chemicals)	605	34,364
Molina Healthcare, Inc.* (Health Care Providers & Services)	605	30,190
MSCI, Inc.—Class A (Diversified Financial Services)	2,299	177,300
National Fuel Gas Co. (Gas Utilities)	847	48,177
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,331	36,469
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,815	93,872
NeuStar, Inc.*—Class A (IT Services)	726	17,068

See accompanying notes to financial statements.

74 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
NewMarket Corp. (Chemicals)	121	$50,140
Nordson Corp. (Machinery)	726	60,701
NVR, Inc.* (Household Durables)	121	215,421
Old Dominion Freight Line, Inc.* (Road & Rail)	847	51,083
Old Republic International Corp. (Insurance)	6,413	123,707
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	2,178	73,943
Packaging Corp. of America (Containers & Packaging)	2,420	161,971
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	605	128,223
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,331	83,693
Plantronics, Inc. (Communications Equipment)	605	26,620
Polaris Industries, Inc. (Leisure Products)	847	69,251
Polycom, Inc.* (Communications Equipment)	1,815	20,419
PolyOne Corp. (Chemicals)	1,089	38,376
Pool Corp. (Distributors)	1,089	102,399
Post Holdings, Inc.* (Food Products)	1,694	140,077
Post Properties, Inc. (Real Estate Investment Trusts)	726	44,322
Potlatch Corp. (Real Estate Investment Trusts)	484	16,504
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,331	73,738
Primerica, Inc. (Insurance)	726	41,556
PrivateBancorp, Inc. (Banks)	2,057	90,570
PTC, Inc.* (Software)	1,694	63,661
Rackspace Hosting, Inc.* (Internet Software & Services)	1,331	27,765
Raymond James Financial, Inc. (Capital Markets)	1,452	71,584
Regency Centers Corp. (Real Estate Investment Trusts)	2,541	212,758
RenaissanceRe Holdings, Ltd. (Insurance)	484	56,841
ResMed, Inc. (Health Care Equipment & Supplies)	3,630	229,524
Restoration Hardware Holdings, Inc.* (Specialty Retail)	968	27,762
Rollins, Inc. (Commercial Services & Supplies)	2,420	70,833
RPM International, Inc. (Chemicals)	1,815	90,659
SEI Investments Co. (Capital Markets)	3,509	168,817
Sensient Technologies Corp. (Chemicals)	605	42,979
Service Corp. International (Diversified Consumer Services)	5,082	137,417
Signature Bank* (Banks)	1,452	181,383
Silgan Holdings, Inc. (Containers & Packaging)	605	31,133
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	726	35,385
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	3,509	104,287
Snyder’s-Lance, Inc. (Food Products)	1,210	41,007
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,210	126,953
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,751	85,897
STERIS PLC (Health Care Equipment & Supplies)	2,299	158,056
SUPERVALU, Inc.* (Food & Staples Retailing)	3,630	17,134
SVB Financial Group* (Banks)	1,331	126,658
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	968	52,030
Synopsys, Inc.* (Software)	2,662	143,961
Synovus Financial Corp. (Banks)	1,694	49,109
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,573	63,203
Taubman Centers, Inc. (Real Estate Investment Trusts)	726	53,869
Teleflex, Inc. (Health Care Equipment & Supplies)	726	128,727
Tempur Sealy International, Inc.* (Household Durables)	1,573	87,018
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,210	55,176
The Boston Beer Co., Inc.*—Class A (Beverages)	121	20,695
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	605	29,125
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	605	103,800
The Hain Celestial Group, Inc.* (Food Products)	1,573	78,257
The Scotts Miracle-Gro Co.—Class A (Chemicals)	726	50,755
The Toro Co. (Machinery)	1,452	128,067
The Ultimate Software Group, Inc.* (Software)	726	152,671
The Valspar Corp. (Chemicals)	1,089	117,645
The Wendy’s Co. (Hotels, Restaurants & Leisure)	5,566	53,545
The WhiteWave Foods Co.* (Food Products)	4,598	215,830
Thor Industries, Inc. (Automobiles)	605	39,168
Toll Brothers, Inc.* (Household Durables)	3,993	107,452
Tootsie Roll Industries, Inc. (Food Products)	242	9,324
TreeHouse Foods, Inc.* (Food Products)	726	74,524
TRI Pointe Group, Inc.* (Household Durables)	2,057	24,314
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,662	64,846
Tyler Technologies, Inc.* (Software)	847	141,203
United Therapeutics Corp.* (Biotechnology)	1,210	128,163
Urban Edge Properties (Real Estate Investment Trusts)	1,331	39,744
VCA, Inc.* (Health Care Providers & Services)	2,057	139,073
ViaSat, Inc.* (Communications Equipment)	726	51,836
Vista Outdoor, Inc.* (Leisure Products)	1,573	75,079
Wabtec Corp. (Machinery)	1,452	101,974
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	968	16,669
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,452	35,226
Watsco, Inc. (Trading Companies & Distributors)	484	68,094
WebMD Health Corp.* (Internet Software & Services)	968	56,250
Webster Financial Corp. (Banks)	1,331	45,187
Weingarten Realty Investors (Real Estate Investment Trusts)	3,025	123,481
WellCare Health Plans, Inc.* (Health Care Providers & Services)	484	51,924
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,210	91,815
WEX, Inc.* (IT Services)	605	53,645
WGL Holdings, Inc. (Gas Utilities)	726	51,394
Williams-Sonoma, Inc. (Specialty Retail)	1,089	56,770
WisdomTree Investments, Inc. (Capital Markets)	3,025	29,615
Woodward, Inc. (Machinery)	605	34,872
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,331	66,683
TOTAL COMMON STOCKS (Cost $12,421,684)		18,144,507

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 75

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $42,000	$42,000	$42,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,000)		42,000
TOTAL INVESTMENT SECURITIES (Cost $12,463,684)—99.3%		18,186,507
Net other assets (liabilities)—0.7%		123,888
NET ASSETS—100.0%		$18,310,395

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$198,307	1.1%
Airlines	140,263	0.8%
Auto Components	72,909	0.4%
Automobiles	39,168	0.2%
Banks	935,220	5.1%
Beverages	20,695	0.1%
Biotechnology	128,163	0.7%
Building Products	308,618	1.7%
Capital Markets	399,772	2.2%
Chemicals	522,128	2.9%
Commercial Services & Supplies	215,710	1.2%
Communications Equipment	307,866	1.7%
Construction & Engineering	19,224	0.1%
Construction Materials	93,352	0.5%
Containers & Packaging	269,702	1.5%
Distributors	102,399	0.6%
Diversified Consumer Services	137,417	0.8%
Diversified Financial Services	638,931	3.5%
Electric Utilities	49,217	0.3%
Electrical Equipment	63,809	0.3%
Electronic Equipment, Instruments & Components	427,564	2.3%
Food & Staples Retailing	182,595	1.0%
Food Products	803,432	4.4%
Gas Utilities	197,968	1.1%
Health Care Equipment & Supplies	1,319,645	7.1%
Health Care Providers & Services	509,055	2.8%
Health Care Technology	27,661	0.2%
Hotels, Restaurants & Leisure	770,243	4.1%
Household Durables	548,844	2.9%
Household Products	37,382	0.2%
Insurance	366,210	2.0%
Internet Software & Services	180,677	1.0%
IT Services	1,029,565	5.6%
Leisure Products	193,683	1.1%
Life Sciences Tools & Services	557,539	3.0%
Machinery	602,489	3.2%
Media	272,620	1.5%
Metals & Mining	35,908	0.2%
Paper & Forest Products	41,987	0.2%
Personal Products	62,960	0.3%
Pharmaceuticals	174,723	1.0%
Professional Services	52,243	0.3%
Real Estate Investment Trusts	2,439,832	13.3%
Real Estate Management & Development	161,644	0.9%
Road & Rail	51,083	0.3%
Semiconductors & Semiconductor Equipment	319,179	1.7%
Software	1,556,875	8.6%
Specialty Retail	84,532	0.5%
Textiles, Apparel & Luxury Goods	270,937	1.5%
Thrifts & Mortgage Finance	35,226	0.2%
Trading Companies & Distributors	68,094	0.4%
Water Utilities	99,242	0.5%
Other**	165,888	0.9%
Total	$18,310,395	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

76 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$12,463,684
Securities, at value	18,144,507
Repurchase agreements, at value	42,000
Total Investment Securities, at value	18,186,507
Cash	1,165
Dividends and interest receivable	15,137
Receivable for capital shares issued	749,688
Prepaid expenses	339
TOTAL ASSETS	18,952,836
LIABILITIES:
Payable for investments purchased	599,890
Advisory fees payable	12,931
Management services fees payable	1,724
Administration fees payable	638
Administrative services fees payable	7,091
Distribution fees payable	5,953
Trustee fees payable	7
Transfer agency fees payable	1,982
Fund accounting fees payable	795
Compliance services fees payable	124
Other accrued expenses	11,306
TOTAL LIABILITIES	642,441
NET ASSETS	$18,310,395
NET ASSETS CONSIST OF:
Capital	$11,567,256
Accumulated net investment income (loss)	(41,233)
Accumulated net realized gains (losses) on investments	1,061,549
Net unrealized appreciation (depreciation) on investments	5,722,823
NET ASSETS	$18,310,395
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	422,647
Net Asset Value (offering and redemption price per share)	$43.32

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$130,132
Interest	40
TOTAL INVESTMENT INCOME	130,172
EXPENSES:
Advisory fees	76,520
Management services fees	10,202
Administration fees	3,942
Transfer agency fees	5,796
Administrative services fees	33,328
Distribution fees	25,507
Custody fees	1,792
Fund accounting fees	5,422
Trustee fees	273
Compliance services fees	124
Other fees	10,308
Total Gross Expenses before reductions	173,214
Expenses reduced and reimbursed by the Advisor	(1,809)
TOTAL NET EXPENSES	171,405
NET INVESTMENT INCOME (LOSS)	(41,233)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,307,453
Change in net unrealized appreciation/depreciation on investments	(768,126)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	539,327
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$498,094

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 77

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(41,233)	$(140,409)
Net realized gains (losses) on investments	1,307,453	982,052
Change in net unrealized appreciation/depreciation on investments	(768,126)	(1,453,023)
Change in net assets resulting from operations	498,094	(611,380)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(4,833,027)
Change in net assets resulting from distributions	—	(4,833,027)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,203,801	57,487,232
Distributions reinvested	—	4,833,027
Value of shares redeemed	(24,123,338)	(55,346,673)
Change in net assets resulting from capital transactions	(8,919,537)	6,973,586
Change in net assets	(8,421,443)	1,529,179
NET ASSETS:
Beginning of period	26,731,838	25,202,659
End of period	$18,310,395	$26,731,838
Accumulated net investment income (loss)	$(41,233)	$—
SHARE TRANSACTIONS:
Issued	370,445	1,245,825
Reinvested	—	112,605
Redeemed	(594,524)	(1,234,513)
Change in shares	(224,079)	123,917

See accompanying notes to financial statements.

78 :: ProFund VP Mid-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$41.33		$48.21	$50.03	$38.33	$33.22	$34.21
Investment Activities:
Net investment income (loss)(a)	(0.08)		(0.22)	(0.31)	(0.27)	(0.24)	(0.35)
Net realized and unrealized gains (losses) on investments	2.07		0.63 (b)	3.01	11.97	5.35	(0.64)
Total income (loss) from investment activities	1.99		0.41	2.70	11.70	5.11	(0.99)
Distributions to Shareholders From:
Net realized gains on investments	—		(7.29)	(4.52)	—	—	—
Net Asset Value, End of Period	$43.32		$41.33	$48.21	$50.03	$38.33	$33.22
Total Return	4.81	%(c)	0.28%	5.89%	30.52%	15.38%	(2.89)%
Ratios to Average Net Assets:
Gross expenses(d)	1.70%		1.70%	1.79%	1.79%	1.87%	1.81%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.40)%		(0.49)%	(0.65)%	(0.60)%	(0.65)%	(0.99)%
Supplemental Data:
Net assets, end of period (000’s)	$18,310		$26,732	$25,203	$34,981	$30,224	$32,548
Portfolio turnover rate(e)	80	%(c)	215%	159%	149%	212%	348%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 79

Investment Objective: The ProFund VP Small-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Spire, Inc.	1.1%
NorthWestern Corp.	1.0%
ALLETE, Inc.	1.0%
Avista Corp.	0.9%
EnerSys	0.9%

S&P SmallCap 600 Value Index — Composition

% of Index
Financials	22%
Industrials	19%
Consumer Discretionary	16%
Information Technology	14%
Utilities	8%
Materials	7%
Health Care	6%
Energy	4%
Consumer Staples	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
A. Schulman, Inc. (Chemicals)	2,156	$52,650
AAR Corp. (Aerospace & Defense)	2,450	57,183
Abaxis, Inc. (Health Care Equipment & Supplies)	588	27,771
ABM Industries, Inc. (Commercial Services & Supplies)	4,116	150,151
Actuant Corp.—Class A (Machinery)	4,312	97,494
Adeptus Health, Inc.*—Class A (Health Care Providers & Services)	294	15,188
ADTRAN, Inc. (Communications Equipment)	3,626	67,625
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,078	40,921
Aegion Corp.* (Construction & Engineering)	2,548	49,711
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,372	25,080
Aerovironment, Inc.* (Aerospace & Defense)	1,470	40,866
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	686	7,182
Agree Realty Corp. (Real Estate Investment Trusts)	686	33,093
Air Methods Corp.* (Health Care Providers & Services)	1,176	42,136
AK Steel Holding Corp.* (Metals & Mining)	8,820	41,101
Alamo Group, Inc. (Machinery)	294	19,395
Albany International Corp.—Class A (Machinery)	1,078	43,045
ALLETE, Inc. (Electric Utilities)	3,430	221,681
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,078	25,785
Amedisys, Inc.* (Health Care Providers & Services)	882	44,523
American Assets Trust, Inc. (Real Estate Investment Trusts)	882	37,432
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,842	41,152
American Equity Investment Life Holding Co. (Insurance)	6,076	86,583
American Public Education, Inc.* (Diversified Consumer Services)	1,176	33,046
American Science & Engineering, Inc. (Aerospace & Defense)	294	10,999
American States Water Co. (Water Utilities)	980	42,944
American Vanguard Corp. (Chemicals)	980	14,808
Analogic Corp. (Health Care Equipment & Supplies)	490	38,926
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,960	28,165
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	294	16,411
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	392	21,031
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	2,058	109,650
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,842	128,289
ArcBest Corp. (Road & Rail)	1,764	28,665
Archrock, Inc. (Energy Equipment & Services)	5,096	48,004
Arctic Cat, Inc. (Leisure Products)	980	16,660
Asbury Automotive Group, Inc.* (Specialty Retail)	882	46,517
Astec Industries, Inc. (Machinery)	1,372	77,038
Astoria Financial Corp. (Thrifts & Mortgage Finance)	6,762	103,661
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,862	77,124
ATN International, Inc. (Diversified Telecommunication Services)	392	30,502
Atwood Oceanics, Inc. (Energy Equipment & Services)	4,312	53,986
Avista Corp. (Multi-Utilities)	4,704	210,739
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	392	28,628
Banc of California, Inc. (Banks)	980	17,738
Barnes & Noble Education, Inc.* (Specialty Retail)	2,842	28,846
Barnes & Noble, Inc. (Specialty Retail)	4,508	51,166
Barnes Group, Inc. (Machinery)	1,666	55,178

See accompanying notes to financial statements.

80 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Basic Energy Services, Inc.* (Energy Equipment & Services)	2,940	$4,939
Bel Fuse, Inc. — Class B (Communications Equipment)	686	12,197
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	4,900	48,510
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,626	76,690
Big 5 Sporting Goods Corp. (Specialty Retail)	1,372	12,718
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	98	39,527
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	3,724	23,796
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	588	25,772
Black Box Corp. (Communications Equipment)	1,078	14,100
Blucora, Inc.* (Internet Software & Services)	3,038	31,474
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	1,470	55,787
Boise Cascade Co.* (Paper & Forest Products)	2,842	65,224
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,038	6,106
Boston Private Financial Holdings, Inc. (Banks)	6,076	71,575
Bottomline Technologies, Inc.* (Software)	1,274	27,429
Brady Corp.—Class A (Commercial Services & Supplies)	1,764	53,908
Briggs & Stratton Corp. (Machinery)	3,234	68,496
Bristow Group, Inc. (Energy Equipment & Services)	2,548	29,073
Brookline Bancorp, Inc. (Banks)	2,058	22,700
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	5,096	57,177
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,764	74,688
CACI International, Inc.*—Class A (IT Services)	1,764	159,483
Calamos Asset Management, Inc.—Class A (Capital Markets)	1,274	9,313
CalAmp Corp.* (Communications Equipment)	1,078	15,965
Caleres, Inc. (Specialty Retail)	3,234	78,295
Calgon Carbon Corp. (Chemicals)	3,724	48,971
California Water Service Group (Water Utilities)	2,646	92,424
Callaway Golf Co. (Leisure Products)	2,450	25,015
Capella Education Co. (Diversified Consumer Services)	784	41,269
Capstead Mortgage Corp. (Real Estate Investment Trusts)	7,056	68,443
CARBO Ceramics, Inc. (Energy Equipment & Services)	1,470	19,257
Cardinal Financial Corp. (Banks)	686	15,051
Cardtronics, Inc.* (IT Services)	980	39,014
Career Education Corp.* (Diversified Consumer Services)	4,998	29,738
CareTrust REIT, Inc. (Real Estate Investment Trusts)	1,176	16,205
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,568	56,213
Cash America International, Inc. (Consumer Finance)	1,764	75,182
Cavco Industries, Inc.* (Homebuilding)	196	18,365
CDI Corp. (Professional Services)	1,078	6,576
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	2,156	16,019
Celadon Group, Inc. (Road & Rail)	2,058	16,814
Central Garden & Pet Co.* (Household Products)	686	15,661
Central Garden & Pet Co.*—Class A (Household Products)	2,450	53,190
Central Pacific Financial Corp. (Banks)	882	20,815
Century Aluminum Co.* (Metals & Mining)	3,626	22,953
Chart Industries, Inc.* (Machinery)	2,254	54,389
Chesapeake Lodging Trust (Real Estate Investment Trusts)	4,410	102,533
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	490	16,959
Ciber, Inc.* (IT Services)	5,390	8,085
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	5,390	24,632
CIRCOR International, Inc. (Machinery)	1,176	67,020
City Holding Co. (Banks)	490	22,280
Clearwater Paper Corp.* (Paper & Forest Products)	1,274	83,281
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,508	9,286
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,078	43,185
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	784	71,956
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	686	7,443
Columbia Banking System, Inc. (Banks)	1,176	32,999
Community Bank System, Inc. (Banks)	1,470	60,402
Computer Programs & Systems, Inc. (Health Care Technology)	392	15,649
Comtech Telecommunications Corp. (Communications Equipment)	1,176	15,100
CONMED Corp. (Health Care Equipment & Supplies)	784	37,420
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,058	56,059
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	1,274	15,594
Core-Mark Holding Co., Inc. (Distributors)	1,568	73,477
Cousins Properties, Inc. (Real Estate Investment Trusts)	6,174	64,210
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	5,390	60,799
CryoLife, Inc. (Health Care Equipment & Supplies)	980	11,574
CSG Systems International, Inc. (IT Services)	588	23,702
CTS Corp. (Electronic Equipment, Instruments & Components)	2,450	43,904
Cubic Corp. (Aerospace & Defense)	1,568	62,971
Customers Bancorp, Inc.* (Banks)	1,862	46,792
CVB Financial Corp. (Banks)	2,352	38,549
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,842	17,763
Darling Ingredients, Inc.* (Food Products)	12,152	181,064
DHI Group, Inc.* (Internet Software & Services)	1,078	6,716
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	6,860	61,946
Digi International, Inc.* (Communications Equipment)	784	8,412
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	2,254	38,341
DineEquity, Inc. (Hotels, Restaurants & Leisure)	686	58,159
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,842	53,401
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	490	17,150
Dorman Products, Inc.* (Auto Components)	686	39,239
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,568	16,636
DTS, Inc.* (Electronic Equipment, Instruments & Components)	588	15,553

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 81

Common Stocks, continued

	Shares	Value
DXP Enterprises, Inc.* (Trading Companies & Distributors)	980	$14,631
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,078	74,296
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,862	41,746
eHealth, Inc.* (Insurance)	784	10,992
El Paso Electric Co. (Electric Utilities)	2,940	138,974
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	2,058	12,019
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,078	46,397
Enanta Pharmaceuticals, Inc.* (Biotechnology)	980	21,609
Encore Capital Group, Inc.* (Consumer Finance)	1,764	41,507
Encore Wire Corp. (Electrical Equipment)	1,568	58,455
EnerSys (Electrical Equipment)	3,234	192,327
Engility Holdings, Inc.* (Aerospace & Defense)	1,274	26,907
Enova International, Inc.* (Consumer Finance)	1,960	14,426
EnPro Industries, Inc. (Machinery)	1,568	69,604
Epiq Systems, Inc. (Software)	2,450	35,770
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	196	16,031
Era Group, Inc.* (Energy Equipment & Services)	1,470	13,818
ESCO Technologies, Inc. (Machinery)	882	35,227
Essendant, Inc. (Commercial Services & Supplies)	2,744	83,857
Ethan Allen Interiors, Inc. (Household Durables)	1,862	61,520
ExamWorks Group, Inc.* (Health Care Providers & Services)	1,470	51,230
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,862	14,989
Express, Inc.* (Specialty Retail)	5,096	73,943
Exterran Corp.* (Energy Equipment & Services)	2,548	32,742
EZCORP, Inc.*—Class A (Consumer Finance)	3,724	28,153
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,274	43,099
Federal Signal Corp. (Machinery)	1,274	16,409
First BanCorp.* (Banks)	8,624	34,237
First Cash Financial Services, Inc. (Consumer Finance)	2,058	105,637
First Commonwealth Financial Corp. (Banks)	2,254	20,737
First Financial Bancorp (Banks)	4,606	89,587
First NBC Bank Holding Co.* (Banks)	490	8,227
Five Below, Inc.* (Specialty Retail)	2,352	109,157
Flotek Industries, Inc.* (Chemicals)	4,018	53,038
Forestar Group, Inc.* (Real Estate Management & Development)	1,372	16,313
Forrester Research, Inc. (IT Services)	294	10,837
Forward Air Corp. (Air Freight & Logistics)	686	30,548
Franklin Electric Co., Inc. (Machinery)	1,666	55,061
Franklin Street Properties Corp. (Real Estate Investment Trusts)	6,566	80,565
Fred’s, Inc.—Class A (Multiline Retail)	2,548	41,048
FTD Cos., Inc.* (Internet & Catalog Retail)	1,274	31,799
FutureFuel Corp. (Chemicals)	1,666	18,126
G & K Services, Inc.—Class A (Commercial Services & Supplies)	784	60,031
Gannett Co., Inc. (Media)	8,624	119,097
General Cable Corp. (Electrical Equipment)	3,626	46,086
Genesco, Inc.* (Specialty Retail)	1,568	100,839
Geospace Technologies Corp.* (Energy Equipment & Services)	980	16,043
Getty Realty Corp. (Real Estate Investment Trusts)	588	12,613
Gibraltar Industries, Inc.* (Building Products)	1,176	37,126
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,078	49,286
Glacier Bancorp, Inc. (Banks)	1,862	49,492
Government Properties Income Trust (Real Estate Investment Trusts)	3,528	81,356
Great Western Bancorp, Inc. (Banks)	1,960	61,818
Greatbatch, Inc.* (Health Care Equipment & Supplies)	686	21,218
Green Dot Corp.*—Class A (Consumer Finance)	3,234	74,350
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,646	52,179
Greenhill & Co., Inc. (Capital Markets)	1,372	22,089
Group 1 Automotive, Inc. (Specialty Retail)	1,568	77,396
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	980	6,801
GulfMark Offshore, Inc.*—Class A (Energy Equipment & Services)	1,862	5,828
H.B. Fuller Co. (Chemicals)	3,724	163,818
Haemonetics Corp.* (Health Care Equipment & Supplies)	2,156	62,502
Harmonic, Inc.* (Communications Equipment)	5,684	16,199
Harsco Corp. (Machinery)	5,880	39,043
Harte-Hanks, Inc. (Media)	3,528	5,610
Haverty Furniture Cos., Inc. (Specialty Retail)	1,470	26,504
Hawkins, Inc. (Chemicals)	686	29,779
Haynes International, Inc. (Metals & Mining)	882	28,295
HCI Group, Inc. (Insurance)	294	8,020
HealthEquity, Inc.* (Health Care Providers & Services)	1,078	32,755
Healthways, Inc.* (Health Care Providers & Services)	2,352	27,166
Heartland Express, Inc. (Road & Rail)	2,156	37,493
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	7,350	49,686
Hibbett Sports, Inc.* (Specialty Retail)	1,666	57,960
Hillenbrand, Inc. (Machinery)	1,470	44,159
HMS Holdings Corp.* (Health Care Technology)	6,174	108,723
Horace Mann Educators Corp. (Insurance)	2,940	99,344
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	2,352	19,616
Hub Group, Inc.*—Class A (Air Freight & Logistics)	2,548	97,766
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,626	24,512
ICU Medical, Inc.* (Health Care Equipment & Supplies)	294	33,149
Independent Bank Corp. (Banks)	588	26,872
Infinity Property & Casualty Corp. (Insurance)	784	63,237
Innophos Holdings, Inc. (Chemicals)	1,470	62,049
Inogen, Inc.* (Health Care Equipment & Supplies)	392	19,643
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,744	71,344
Insperity, Inc. (Professional Services)	588	45,411
Inteliquent, Inc. (Diversified Telecommunication Services)	1,470	29,238
Inter Parfums, Inc. (Personal Products)	1,274	36,398
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,372	48,569
Interactive Intelligence Group, Inc.* (Software)	686	28,119
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	8,134	129,331
INTL FCStone, Inc.* (Capital Markets)	1,078	29,419
Intrepid Potash, Inc.* (Chemicals)	4,116	5,927
Invacare Corp. (Health Care Equipment & Supplies)	2,254	27,341

See accompanying notes to financial statements.

82 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Investment Technology Group, Inc. (Capital Markets)	1,078	$18,024
Iridium Communications, Inc.* (Diversified Telecommunication Services)	5,978	53,085
iRobot Corp.* (Household Durables)	1,176	41,254
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,842	122,490
Ixia* (Communications Equipment)	1,666	16,360
J & J Snack Foods Corp. (Food Products)	392	46,754
Kaiser Aluminum Corp. (Metals & Mining)	490	44,301
Kaman Corp.—Class A (Trading Companies & Distributors)	1,960	83,339
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,156	28,050
Kelly Services, Inc.—Class A (Professional Services)	2,156	40,899
Kindred Healthcare, Inc. (Health Care Providers & Services)	6,272	70,811
Kirkland’s, Inc.* (Specialty Retail)	1,078	15,825
Kite Realty Group Trust (Real Estate Investment Trusts)	6,174	173,056
Knight Transportation, Inc. (Road & Rail)	2,254	59,910
Koppers Holdings, Inc.* (Chemicals)	1,568	48,185
Kraton Performance Polymers, Inc.* (Chemicals)	2,254	62,954
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	2,744	57,514
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	5,194	63,211
Landauer, Inc. (Health Care Providers & Services)	196	8,067
La-Z-Boy, Inc. (Household Durables)	1,862	51,801
Lexington Realty Trust (Real Estate Investment Trusts)	15,582	157,534
Lindsay Corp. (Machinery)	784	53,202
Liquidity Services, Inc.* (Internet Software & Services)	1,764	13,830
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	490	57,913
LivePerson, Inc.* (Internet Software & Services)	2,352	14,912
LSB Industries, Inc.* (Chemicals)	1,470	17,758
LTC Properties, Inc. (Real Estate Investment Trusts)	1,078	55,765
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,960	30,223
Lumentum Holdings, Inc.* (Communications Equipment)	2,058	49,804
Lumos Networks Corp.* (Diversified Telecommunication Services)	1,764	21,344
M.D.C. Holdings, Inc. (Household Durables)	1,470	35,780
M/I Homes, Inc.* (Household Durables)	980	18,453
Magellan Health, Inc.* (Health Care Providers & Services)	1,862	122,464
ManTech International Corp.—Class A (IT Services)	1,764	66,714
MarineMax, Inc.* (Specialty Retail)	784	13,304
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,764	120,816
Marten Transport, Ltd. (Road & Rail)	1,666	32,987
Materion Corp. (Metals & Mining)	1,470	36,397
Matrix Service Co.* (Energy Equipment & Services)	980	16,160
MB Financial, Inc. (Banks)	1,862	67,553
Medifast, Inc. (Personal Products)	392	13,042
Mercury Systems, Inc.* (Aerospace & Defense)	1,078	26,799
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	980	19,110
MicroStrategy, Inc.*—Class A (Software)	294	51,456
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,960	84,398
Mobile Mini, Inc. (Commercial Services & Supplies)	1,568	54,316
Monotype Imaging Holdings, Inc. (Software)	1,274	31,379
Monster Worldwide, Inc.* (Internet Software & Services)	3,234	7,729
Moog, Inc.*—Class A (Aerospace & Defense)	2,450	132,104
Motorcar Parts of America, Inc.* (Auto Components)	588	15,982
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,176	25,496
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	588	25,778
Mueller Industries, Inc. (Machinery)	4,214	134,343
Multi-Color Corp. (Commercial Services & Supplies)	294	18,640
Myers Industries, Inc. (Containers & Packaging)	1,568	22,579
MYR Group, Inc.* (Construction & Engineering)	1,372	33,038
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,078	22,412
National Presto Industries, Inc. (Aerospace & Defense)	98	9,246
Navigant Consulting, Inc.* (Professional Services)	1,666	26,906
NBT Bancorp, Inc. (Banks)	1,568	44,892
Neenah Paper, Inc. (Paper & Forest Products)	490	35,461
NETGEAR, Inc.* (Communications Equipment)	882	41,930
Newpark Resources, Inc.* (Energy Equipment & Services)	6,174	35,747
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,058	9,508
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	7,546	111,908
Northwest Natural Gas Co. (Gas Utilities)	2,058	133,400
NorthWestern Corp. (Multi-Utilities)	3,528	222,511
OFG Bancorp (Banks)	3,234	26,842
Old National Bancorp (Banks)	9,898	124,022
Olympic Steel, Inc. (Metals & Mining)	686	18,735
Orion Marine Group, Inc.* (Construction & Engineering)	2,058	10,928
Oritani Financial Corp. (Thrifts & Mortgage Finance)	882	14,103
Outerwall, Inc. (Specialty Retail)	490	20,580
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	490	27,744
P.H. Glatfelter Co. (Paper & Forest Products)	3,234	63,257
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	1,470	21,359
Parkway Properties, Inc. (Real Estate Investment Trusts)	5,978	100,012
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	980	56,459
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	3,136	67,267
Perficient, Inc.* (IT Services)	1,274	25,875
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	882	17,746
PetMed Express, Inc. (Internet & Catalog Retail)	588	11,031
PharMerica Corp.* (Health Care Providers & Services)	2,254	55,584
Pioneer Energy Services Corp.* (Energy Equipment & Services)	4,802	22,089
Piper Jaffray Cos.* (Capital Markets)	1,078	40,641

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 83

Common Stocks, continued

	Shares	Value
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,450	$105,840
Powell Industries, Inc. (Electrical Equipment)	686	26,987
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	784	39,255
PRA Group, Inc.* (Consumer Finance)	1,274	30,754
ProAssurance Corp. (Insurance)	1,764	94,462
Progress Software Corp.* (Software)	1,470	40,366
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	4,410	86,612
PS Business Parks, Inc. (Real Estate Investment Trusts)	588	62,375
QLogic Corp.* (Electronic Equipment, Instruments & Components)	6,174	91,005
Quaker Chemical Corp. (Chemicals)	490	43,708
Quality Systems, Inc. (Health Care Technology)	1,470	17,508
Qualys, Inc.* (Software)	490	14,607
Quanex Building Products Corp. (Building Products)	980	18,218
QuinStreet, Inc.* (Internet Software & Services)	2,646	9,393
Quorum Health Corp.* (Health Care Providers & Services)	1,372	14,694
Rayonier Advanced Materials, Inc. (Chemicals)	3,234	43,950
RE/MAX Holdings, Inc. (Real Estate Management & Development)	882	35,509
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	490	23,241
Regis Corp.* (Diversified Consumer Services)	2,744	34,163
Rent-A-Center, Inc. (Specialty Retail)	3,920	48,138
Resources Connection, Inc. (Professional Services)	1,078	15,933
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	392	23,453
Roadrunner Transportation Systems, Inc.* (Road & Rail)	2,254	16,815
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,058	65,733
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,372	83,829
Rovi Corp.* (Software)	6,076	95,029
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	4,410	15,920
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	784	12,176
S&T Bancorp, Inc. (Banks)	882	21,565
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	4,802	99,089
Safety Insurance Group, Inc. (Insurance)	1,078	66,383
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	882	13,212
Saia, Inc.* (Road & Rail)	1,862	46,811
Sanderson Farms, Inc. (Food Products)	1,470	127,361
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	5,390	144,505
Saul Centers, Inc. (Real Estate Investment Trusts)	294	18,143
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,862	69,099
Scholastic Corp. (Media)	1,960	77,636
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	2,254	79,521
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,568	20,478
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,960	18,012
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,176	68,150
Select Comfort Corp.* (Specialty Retail)	1,274	27,238
Select Medical Holdings Corp.* (Health Care Providers & Services)	7,742	84,156
Selective Insurance Group, Inc. (Insurance)	1,960	74,892
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,940	70,148
Seneca Foods Corp.*—Class A (Food Products)	490	17,743
Shutterstock, Inc.* (Internet Software & Services)	784	35,907
Simpson Manufacturing Co., Inc. (Building Products)	1,176	47,005
Sizmek, Inc.* (Media)	1,470	3,366
SkyWest, Inc. (Airlines)	3,822	101,130
Sonic Automotive, Inc.—Class A (Specialty Retail)	2,156	36,889
South Jersey Industries, Inc. (Gas Utilities)	5,880	185,926
Southside Bancshares, Inc. (Banks)	1,764	54,543
SpartanNash Co. (Food & Staples Retailing)	2,744	83,912
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,038	19,960
Spire, Inc. (Gas Utilities)	3,332	236,038
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,568	30,051
SPX Corp. (Machinery)	3,038	45,114
SPX FLOW, Inc.* (Machinery)	3,038	79,201
Stage Stores, Inc. (Specialty Retail)	1,960	9,565
Standard Motor Products, Inc. (Auto Components)	1,470	58,477
Standex International Corp. (Machinery)	294	24,293
Stein Mart, Inc. (Specialty Retail)	2,156	16,644
Stepan Co. (Chemicals)	1,372	81,675
Sterling Bancorp (Banks)	2,940	46,158
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,058	70,342
Stewart Information Services Corp. (Insurance)	1,764	73,047
Stillwater Mining Co.* (Metals & Mining)	8,918	105,767
Strayer Education, Inc.* (Diversified Consumer Services)	784	38,518
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,764	23,355
SunCoke Energy, Inc. (Metals & Mining)	4,704	27,377
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,372	34,094
Superior Industries International, Inc. (Auto Components)	1,666	44,615
Sykes Enterprises, Inc.* (IT Services)	784	22,705
Tailored Brands, Inc. (Specialty Retail)	3,626	45,905
Tangoe, Inc.* (Software)	2,744	21,184
Team, Inc.* (Commercial Services & Supplies)	1,372	34,067
TeleTech Holdings, Inc. (IT Services)	294	7,976
Tennant Co. (Machinery)	686	36,955
Tesco Corp. (Energy Equipment & Services)	3,430	22,947
Tetra Tech, Inc. (Commercial Services & Supplies)	4,312	132,572
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,744	17,479
Texas Capital Bancshares, Inc.* (Banks)	1,470	68,737
The Andersons, Inc. (Food & Staples Retailing)	1,960	69,658
The Brink’s Co. (Commercial Services & Supplies)	3,626	103,305
The Buckle, Inc. (Specialty Retail)	2,058	53,487
The Cato Corp.—Class A (Specialty Retail)	1,862	70,235
The Chemours Co. (Chemicals)	13,426	110,630
The Children’s Place, Inc. (Specialty Retail)	1,372	110,008
The E.W. Scripps Co.*—Class A (Media)	2,156	34,151

See accompanying notes to financial statements.

84 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
The Ensign Group, Inc. (Health Care Providers & Services)	1,078	$22,649
The Finish Line, Inc.—Class A (Specialty Retail)	3,136	63,316
The GEO Group, Inc. (Real Estate Investment Trusts)	5,488	187,579
The Greenbrier Cos., Inc. (Machinery)	1,862	54,240
The Marcus Corp. (Hotels, Restaurants & Leisure)	588	12,407
The Medicines Co.* (Pharmaceuticals)	2,058	69,211
The Navigators Group, Inc. (Insurance)	784	72,104
The Providence Service Corp.* (Health Care Providers & Services)	392	17,593
Tidewater, Inc. (Energy Equipment & Services)	3,430	15,126
TimkenSteel Corp. (Metals & Mining)	2,842	27,340
Titan International, Inc. (Machinery)	3,234	20,051
Tompkins Financial Corp. (Banks)	294	19,110
TopBuild Corp.* (Household Durables)	1,176	42,571
Tredegar Corp. (Chemicals)	1,862	30,015
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	7,056	45,229
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,802	36,159
Tuesday Morning Corp.* (Multiline Retail)	3,332	23,391
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	2,156	57,651
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,764	60,806
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	1,960	45,021
UMB Financial Corp. (Banks)	3,136	166,867
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,078	29,354
UniFirst Corp. (Commercial Services & Supplies)	1,176	136,086
Unit Corp.* (Energy Equipment & Services)	3,822	59,470
United Bankshares, Inc. (Banks)	2,156	80,872
United Community Banks, Inc. (Banks)	1,470	26,886
United Fire Group, Inc. (Insurance)	686	29,107
United Insurance Holdings Corp. (Insurance)	1,274	20,868
Universal Corp. (Tobacco)	1,666	96,195
Universal Electronics, Inc.* (Household Durables)	588	42,501
Universal Health Realty Income Trust (Real Estate Investment Trusts)	294	16,811
Universal Technical Institute, Inc. (Diversified Consumer Services)	1,568	3,544
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	882	21,856
VASCO Data Security International, Inc.* (Software)	1,078	17,668
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,940	48,686
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,470	20,830
Veritiv Corp.* (Trading Companies & Distributors)	588	22,097
Viad Corp. (Commercial Services & Supplies)	1,470	45,570
Viavi Solutions, Inc.* (Communications Equipment)	17,150	113,705
Vicor Corp.* (Electrical Equipment)	392	3,947
Virtus Investment Partners, Inc. (Capital Markets)	196	13,951
Vitamin Shoppe, Inc.* (Specialty Retail)	1,764	53,925
VOXX International Corp.* (Distributors)	1,470	4,101
WageWorks, Inc.* (Professional Services)	1,568	93,782
Watts Water Technologies, Inc.—Class A (Machinery)	1,176	68,514
Westamerica Bancorp (Banks)	1,078	53,102
Wilshire Bancorp, Inc. (Banks)	1,666	17,360
Winnebago Industries, Inc. (Automobiles)	784	17,969
Wintrust Financial Corp. (Banks)	3,626	184,927
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	7,350	149,352
World Acceptance Corp.* (Consumer Finance)	588	26,813
XO Group, Inc.* (Internet Software & Services)	686	11,957
Zumiez, Inc.* (Specialty Retail)	1,372	19,632
TOTAL COMMON STOCKS (Cost $17,737,224)		22,349,302

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $146,001	$146,000	$146,000
TOTAL REPURCHASE AGREEMENTS (Cost $146,000)		146,000
TOTAL INVESTMENT SECURITIES (Cost $17,883,224)—100.2%		22,495,302
Net other assets (liabilities)—(0.2)%		(42,799)
NET ASSETS—100.0%		$22,452,503

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$392,155	1.7%
Air Freight & Logistics	247,184	1.1%
Airlines	101,130	0.5%
Auto Components	199,465	0.9%
Automobiles	17,969	0.1%
Banks	1,643,307	7.2%
Biotechnology	67,354	0.3%
Building Products	102,349	0.5%
Capital Markets	182,006	0.8%
Chemicals	888,041	3.9%
Commercial Services & Supplies	872,503	3.9%
Communications Equipment	371,397	1.7%
Construction & Engineering	93,677	0.4%
Consumer Finance	396,822	1.8%
Containers & Packaging	22,579	0.1%
Distributors	77,578	0.3%
Diversified Consumer Services	180,278	0.8%
Diversified Telecommunication Services	258,045	1.2%
Electric Utilities	360,655	1.6%
Electrical Equipment	327,802	1.5%
Electronic Equipment, Instruments & Components	1,337,529	5.9%
Energy Equipment & Services	617,767	2.8%
Food & Staples Retailing	153,570	0.7%
Food Products	372,922	1.7%
Gas Utilities	555,364	2.5%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 85

	Value	% of Net Assets
Health Care Equipment & Supplies	$347,850	1.5%
Health Care Providers & Services	626,166	2.9%
Health Care Technology	141,880	0.6%
Homebuilding	18,365	0.1%
Hotels, Restaurants & Leisure	621,955	2.8%
Household Durables	293,880	1.3%
Household Products	68,851	0.3%
Insurance	699,039	3.1%
Internet & Catalog Retail	42,830	0.2%
Internet Software & Services	131,918	0.6%
IT Services	364,391	1.6%
Leisure Products	41,675	0.2%
Machinery	1,257,471	5.5%
Media	239,860	1.1%
Metals & Mining	352,266	1.6%
Multiline Retail	64,439	0.3%
Multi-Utilities	433,250	1.9%
Oil, Gas & Consumable Fuels	252,594	1.1%
Paper & Forest Products	354,794	1.6%
Personal Products	49,440	0.2%
Pharmaceuticals	119,312	0.5%
Professional Services	229,507	1.0%
Real Estate Investment Trusts	1,631,553	7.3%
Real Estate Management & Development	51,822	0.2%
Road & Rail	239,495	1.1%
Semiconductors & Semiconductor Equipment	650,562	2.9%
Software	363,007	1.6%
Specialty Retail	1,298,255	5.7%
Technology Hardware, Storage & Peripherals	80,491	0.4%
Textiles, Apparel & Luxury Goods	533,112	2.4%
Thrifts & Mortgage Finance	399,854	1.8%
Tobacco	96,195	0.4%
Trading Companies & Distributors	248,356	1.1%
Water Utilities	135,368	0.6%
Wireless Telecommunication Services	30,051	0.1%
Other**	103,201	0.5%
Total	$22,452,503	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

86 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$17,883,224
Securities, at value	22,349,302
Repurchase agreements, at value	146,000
Total Investment Securities, at value	22,495,302
Cash	39
Dividends and interest receivable	21,568
Receivable for capital shares issued	491,581
Receivable for investments sold	479,287
Prepaid expenses	310
TOTAL ASSETS	23,488,087
LIABILITIES:
Payable for investments purchased	974,820
Payable for capital shares redeemed	3,830
Advisory fees payable	11,270
Management services fees payable	1,503
Administration fees payable	611
Administrative services fees payable	7,720
Distribution fees payable	7,219
Trustee fees payable	7
Transfer agency fees payable	1,964
Fund accounting fees payable	761
Compliance services fees payable	117
Other accrued expenses	25,762
TOTAL LIABILITIES	1,035,584
NET ASSETS	$22,452,503
NET ASSETS CONSIST OF:
Capital	$24,820,497
Accumulated net investment income (loss)	11,966
Accumulated net realized gains (losses) on investments	(6,992,038)
Net unrealized appreciation (depreciation) on investments	4,612,078
NET ASSETS	$22,452,503
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	581,035
Net Asset Value (offering and redemption price per share)	$38.64

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$167,099
Interest	98
TOTAL INVESTMENT INCOME	167,197
EXPENSES:
Advisory fees	69,299
Management services fees	9,240
Administration fees	3,558
Transfer agency fees	5,242
Administrative services fees	26,263
Distribution fees	23,100
Custody fees	1,487
Fund accounting fees	5,581
Trustee fees	236
Compliance services fees	117
Printing fees	9,858
Other fees	7,298
Total Gross Expenses before reductions	161,279
Expenses reduced and reimbursed by the Advisor	(6,048)
TOTAL NET EXPENSES	155,231
NET INVESTMENT INCOME (LOSS)	11,966
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(562,109)
Change in net unrealized appreciation/depreciation on investments	1,933,785
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,371,676
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,383,642

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 87

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$11,966	$(17,684)
Net realized gains (losses) on investments	(562,109)	(368,151)
Change in net unrealized appreciation/depreciation on investments	1,933,785	(2,592,729)
Change in net assets resulting from operations	1,383,642	(2,978,564)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(2,476,250)
Change in net assets resulting from distributions	—	(2,476,250)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,134,849	48,140,171
Distributions reinvested	—	2,476,250
Value of shares redeemed	(23,163,169)	(50,540,015)
Change in net assets resulting from capital transactions	971,680	76,406
Change in net assets	2,355,322	(5,378,408)
NET ASSETS:
Beginning of period	20,097,181	25,475,589
End of period	$22,452,503	$20,097,181
Accumulated net investment income (loss)	$11,966	$—
SHARE TRANSACTIONS:
Issued	657,583	1,205,853
Reinvested	—	63,903
Redeemed	(636,321)	(1,311,941)
Change in shares	21,262	(42,185)

See accompanying notes to financial statements.

88 :: ProFund VP Small-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$35.90		$42.32	$41.78	$30.41	$26.17	$27.30
Investment Activities:
Net investment income (loss)(a)	0.02		(0.03)	— (b)	(0.07)	0.08	(0.09)
Net realized and unrealized gains (losses) on investments	2.72		(3.24)	2.32	11.51	4.16	(1.04)
Total income (loss) from investment activities	2.74		(3.27)	2.32	11.44	4.24	(1.13)
Distributions to Shareholders From:
Net investment income	—		—	—	(0.07)	—	—
Net realized gains on investments	—		(3.15)	(1.78)	—	—	—
Total distributions	—		(3.15)	(1.78)	(0.07)	—	—
Net Asset Value, End of Period	$38.64		$35.90	$42.32	$41.78	$30.41	$26.17
Total Return	7.63	%(c)	(8.28)%	5.81%	37.67%	16.16%	(4.10)%
Ratios to Average Net Assets:
Gross expenses(d)	1.74%		1.74%	1.87%	1.88%	1.99%	1.94%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.13%		(0.07)%	(0.01)%	(0.19)%	0.29%	(0.34)%
Supplemental Data:
Net assets, end of period (000’s)	$22,453		$20,097	$25,476	$40,145	$29,138	$25,208
Portfolio turnover rate(e)	102	%(c)	203%	143%	169%	257%	267%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Amount is less than $0.005.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 89

Investment Objective: The ProFund VP Small-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Piedmont Natural Gas Co., Inc.	1.5%
Blackbaud, Inc.	1.0%
Take-Two Interactive Software, Inc.	1.0%
NuVasive, Inc.	1.0%
Healthcare Services Group, Inc.	1.0%

S&P SmallCap 600 Growth Index — Composition

% of Index
Financials	25%
Health Care	19%
Industrials	17%
Information Technology	16%
Consumer Discretionary	12%
Materials	3%
Consumer Staples	3%
Energy	2%
Utilities	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
8x8, Inc.* (Diversified Telecommunication Services)	5,712	$83,453
AAON, Inc. (Building Products)	2,618	72,021
Abaxis, Inc. (Health Care Equipment & Supplies)	952	44,963
Acadia Realty Trust (Real Estate Investment Trusts)	4,760	169,075
Aceto Corp. (Health Care Providers & Services)	1,904	41,679
Acorda Therapeutics, Inc.* (Biotechnology)	3,094	78,912
Adeptus Health, Inc.*—Class A (Health Care Providers & Services)	476	24,590
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,666	63,241
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,856	52,208
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	476	4,984
Agree Realty Corp. (Real Estate Investment Trusts)	952	45,924
Air Methods Corp.* (Health Care Providers & Services)	1,190	42,638
AK Steel Holding Corp.* (Metals & Mining)	7,616	35,491
Alamo Group, Inc. (Machinery)	238	15,701
Albany International Corp.—Class A (Machinery)	952	38,013
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	1,666	22,391
Allegiant Travel Co. (Airlines)	952	144,228
Almost Family, Inc.* (Health Care Providers & Services)	476	20,282
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,190	28,465
Amedisys, Inc.* (Health Care Providers & Services)	952	48,057
American Assets Trust, Inc. (Real Estate Investment Trusts)	1,666	70,705
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,380	34,462
American Science & Engineering, Inc. (Aerospace & Defense)	238	8,904
American States Water Co. (Water Utilities)	1,428	62,575
American Vanguard Corp. (Chemicals)	714	10,789
American Woodmark Corp.* (Building Products)	952	63,194
Ameris Bancorp (Banks)	1,904	56,549
AMERISAFE, Inc. (Insurance)	1,190	72,852
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,094	123,667
Analogic Corp. (Health Care Equipment & Supplies)	476	37,813
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	238	13,285
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	476	25,537
Apogee Enterprises, Inc. (Building Products)	1,904	88,250
Asbury Automotive Group, Inc.* (Specialty Retail)	714	37,656
ATN International, Inc. (Diversified Telecommunication Services)	238	18,519
AZZ, Inc. (Electrical Equipment)	1,666	99,927
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	3,808	67,441
B&G Foods, Inc.—Class A (Food Products)	4,046	195,018
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	714	52,143
Balchem Corp. (Chemicals)	2,142	127,770
Banc of California, Inc. (Banks)	2,380	43,078
Bank Mutual Corp. (Thrifts & Mortgage Finance)	2,856	21,934
Banner Corp. (Banks)	1,428	60,747
Barnes Group, Inc. (Machinery)	1,666	55,178
BBCN Bancorp, Inc. (Banks)	5,236	78,121
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,428	14,137
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	714	31,295
Blackbaud, Inc. (Software)	3,094	210,083
Blue Nile, Inc. (Internet & Catalog Retail)	714	19,549
Bottomline Technologies, Inc.* (Software)	1,190	25,621
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	5,236	96,342

See accompanying notes to financial statements.

90 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Brady Corp.—Class A (Commercial Services & Supplies)	1,428	$43,640
Brookline Bancorp, Inc. (Banks)	2,856	31,502
CalAmp Corp.* (Communications Equipment)	1,428	21,149
Calavo Growers, Inc. (Food Products)	952	63,784
California Water Service Group (Water Utilities)	714	24,940
Callaway Golf Co. (Leisure Products)	4,046	41,310
Cal-Maine Foods, Inc. (Food Products)	1,904	84,385
Cambrex Corp.* (Life Sciences Tools & Services)	2,142	110,806
Cantel Medical Corp. (Health Care Equipment & Supplies)	2,380	163,577
Cardinal Financial Corp. (Banks)	1,428	31,330
Cardtronics, Inc.* (IT Services)	2,142	85,273
CareTrust REIT, Inc. (Real Estate Investment Trusts)	2,856	39,356
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,142	76,791
Cavco Industries, Inc.* (Homebuilding)	238	22,301
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	2,856	21,220
Central Pacific Financial Corp. (Banks)	1,190	28,084
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,428	38,799
Chemed Corp. (Health Care Providers & Services)	1,190	162,208
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	714	24,712
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	8,806	40,243
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	4,046	156,944
City Holding Co. (Banks)	476	21,644
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,666	66,740
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	952	87,375
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	952	10,329
Columbia Banking System, Inc. (Banks)	2,856	80,139
Comfort Systems USA, Inc. (Construction & Engineering)	2,380	77,517
Community Bank System, Inc. (Banks)	1,666	68,456
Computer Programs & Systems, Inc. (Health Care Technology)	238	9,501
CONMED Corp. (Health Care Equipment & Supplies)	952	45,439
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,428	38,899
Core-Mark Holding Co., Inc. (Distributors)	1,428	66,916
CoreSite Realty Corp. (Real Estate Investment Trusts)	1,904	168,866
CorVel Corp.* (Health Care Providers & Services)	714	30,831
Cousins Properties, Inc. (Real Estate Investment Trusts)	7,616	79,206
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	2,618	78,331
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,142	29,817
CryoLife, Inc. (Health Care Equipment & Supplies)	714	8,432
CSG Systems International, Inc. (IT Services)	1,666	67,156
CVB Financial Corp. (Banks)	4,522	74,116
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	1,428	69,465
Deltic Timber Corp. (Paper & Forest Products)	714	47,931
Depomed, Inc.* (Pharmaceuticals)	4,046	79,383
DHI Group, Inc.* (Internet Software & Services)	1,666	10,379
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	7,140	64,474
Digi International, Inc.* (Communications Equipment)	952	10,215
DineEquity, Inc. (Hotels, Restaurants & Leisure)	476	40,355
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	1,904	66,640
Dorman Products, Inc.* (Auto Components)	1,190	68,068
Drew Industries, Inc. (Auto Components)	1,666	141,343
DTS, Inc.* (Electronic Equipment, Instruments & Components)	714	18,885
Dycom Industries, Inc.* (Construction & Engineering)	2,142	192,266
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,190	82,015
Ebix, Inc. (Software)	1,666	79,801
eHealth, Inc.* (Insurance)	476	6,674
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	2,142	92,191
Emergent BioSolutions, Inc.* (Biotechnology)	2,142	60,233
Employers Holdings, Inc. (Insurance)	2,142	62,161
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	238	19,466
ESCO Technologies, Inc. (Machinery)	952	38,023
Evercore Partners, Inc.—Class A (Capital Markets)	2,618	115,689
ExamWorks Group, Inc.* (Health Care Providers & Services)	1,190	41,472
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,428	11,495
ExlService Holdings, Inc.* (IT Services)	2,142	112,262
Exponent, Inc. (Professional Services)	1,666	97,311
Fabrinet* (Electronic Equipment, Instruments & Components)	1,904	70,676
Federal Signal Corp. (Machinery)	2,856	36,785
Financial Engines, Inc. (Capital Markets)	3,332	86,199
First Commonwealth Financial Corp. (Banks)	3,808	35,034
First Financial Bankshares, Inc. (Banks)	4,284	140,471
First Midwest Bancorp, Inc. (Banks)	5,236	91,944
First NBC Bank Holding Co.* (Banks)	714	11,988
Five Below, Inc.* (Specialty Retail)	1,428	66,273
Forestar Group, Inc.* (Real Estate Management & Development)	952	11,319
Forrester Research, Inc. (IT Services)	238	8,773
Forward Air Corp. (Air Freight & Logistics)	1,428	63,589
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	3,570	73,506
Francesca’s Holdings Corp.* (Specialty Retail)	2,618	28,929
Franklin Electric Co., Inc. (Machinery)	952	31,464
G & K Services, Inc.—Class A (Commercial Services & Supplies)	714	54,671
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	1,904	30,083
Gentherm, Inc.* (Auto Components)	2,380	81,515
Getty Realty Corp. (Real Estate Investment Trusts)	1,190	25,526
Gibraltar Industries, Inc.* (Building Products)	952	30,055
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,666	76,169
Glacier Bancorp, Inc. (Banks)	3,332	88,565
Government Properties Income Trust (Real Estate Investment Trusts)	1,428	32,930
Great Western Bancorp, Inc. (Banks)	2,142	67,559
Greatbatch, Inc.* (Health Care Equipment & Supplies)	952	29,445
Greenhill & Co., Inc. (Capital Markets)	714	11,495
Griffon Corp. (Building Products)	2,380	40,127

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 91

Common Stocks, continued

	Shares	Value
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,428	$41,398
Hanmi Financial Corp. (Banks)	2,142	50,316
Hawaiian Holdings, Inc.* (Airlines)	3,094	117,448
HCI Group, Inc. (Insurance)	238	6,493
Headwaters, Inc.* (Construction Materials)	4,760	85,395
Healthcare Services Group, Inc. (Commercial Services & Supplies)	4,760	196,968
HealthEquity, Inc.* (Health Care Providers & Services)	1,190	36,158
HealthStream, Inc.* (Health Care Technology)	1,666	44,182
Heartland Express, Inc. (Road & Rail)	1,904	33,111
Heidrick & Struggles International, Inc. (Professional Services)	1,190	20,087
HFF, Inc.—Class A (Capital Markets)	2,142	61,861
Hillenbrand, Inc. (Machinery)	2,856	85,794
Home BancShares, Inc. (Banks)	7,854	155,430
ICU Medical, Inc.* (Health Care Equipment & Supplies)	714	80,504
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	3,332	62,508
Impax Laboratories, Inc.* (Pharmaceuticals)	4,522	130,325
Independent Bank Corp. (Banks)	1,190	54,383
Ingevity Corp.* (Chemicals)	2,618	89,117
Innospec, Inc. (Chemicals)	1,666	76,619
Inogen, Inc.* (Health Care Equipment & Supplies)	476	23,852
Insperity, Inc. (Professional Services)	476	36,761
Installed Building Products, Inc.* (Household Durables)	1,190	43,185
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,904	151,901
Inteliquent, Inc. (Diversified Telecommunication Services)	952	18,935
Interactive Brokers Group, Inc.—Class A (Capital Markets)	2,618	92,677
Interactive Intelligence Group, Inc.* (Software)	476	19,511
Interface, Inc. (Commercial Services & Supplies)	4,284	65,331
Investment Technology Group, Inc. (Capital Markets)	1,190	19,897
iRobot Corp.* (Household Durables)	714	25,047
Ixia* (Communications Equipment)	2,618	25,709
J & J Snack Foods Corp. (Food Products)	714	85,159
John Bean Technologies Corp. (Machinery)	1,904	116,562
Kaiser Aluminum Corp. (Metals & Mining)	714	64,552
KapStone Paper & Packaging Corp. (Paper & Forest Products)	3,570	46,446
Knight Transportation, Inc. (Road & Rail)	1,904	50,608
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	4,046	8,982
Korn/Ferry International (Professional Services)	3,808	78,826
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	1,428	29,931
Landauer, Inc. (Health Care Providers & Services)	476	19,592
Lannett Co., Inc.* (Pharmaceuticals)	1,904	45,296
La-Z-Boy, Inc. (Household Durables)	1,666	46,348
LegacyTexas Financial Group, Inc. (Banks)	2,856	76,855
LendingTree, Inc.* (Thrifts & Mortgage Finance)	476	42,045
LHC Group, Inc.* (Health Care Providers & Services)	952	41,203
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,190	141,932
Lithia Motors, Inc.—Class A (Specialty Retail)	1,428	101,488
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	952	112,518
LivePerson, Inc.* (Internet Software & Services)	1,190	7,545
LogMeIn, Inc.* (Internet Software & Services)	1,666	105,674
LTC Properties, Inc. (Real Estate Investment Trusts)	1,428	73,870
Lumentum Holdings, Inc.* (Communications Equipment)	1,190	28,798
Luminex Corp.* (Life Sciences Tools & Services)	2,618	52,962
Lydall, Inc.* (Machinery)	1,190	45,886
M.D.C. Holdings, Inc. (Household Durables)	1,190	28,965
M/I Homes, Inc.* (Household Durables)	714	13,445
MarineMax, Inc.* (Specialty Retail)	952	16,155
Masimo Corp.* (Health Care Equipment & Supplies)	2,856	149,983
Matrix Service Co.* (Energy Equipment & Services)	952	15,698
Matson, Inc. (Marine)	2,856	92,220
Matthews International Corp.—Class A (Commercial Services & Supplies)	2,142	119,181
MB Financial, Inc. (Banks)	2,856	103,616
Medidata Solutions, Inc.* (Health Care Technology)	3,808	178,482
Medifast, Inc. (Personal Products)	238	7,918
Mercury Systems, Inc.* (Aerospace & Defense)	1,666	41,417
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,904	37,128
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,856	56,634
Meritage Homes Corp.* (Household Durables)	2,380	89,345
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,380	81,467
MicroStrategy, Inc.*—Class A (Software)	238	41,655
MiMedx Group, Inc.* (Biotechnology)	6,426	51,279
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,666	71,738
Mobile Mini, Inc. (Commercial Services & Supplies)	1,428	49,466
Momenta Pharmaceuticals, Inc.* (Biotechnology)	4,046	43,697
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	714	15,687
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	2,380	162,602
Monotype Imaging Holdings, Inc. (Software)	1,666	41,034
Monro Muffler Brake, Inc. (Specialty Retail)	2,142	136,146
Monster Worldwide, Inc.* (Internet Software & Services)	2,856	6,826
Motorcar Parts of America, Inc.* (Auto Components)	714	19,407
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	476	20,868
Multi-Color Corp. (Commercial Services & Supplies)	476	30,178
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	714	14,844
National Presto Industries, Inc. (Aerospace & Defense)	238	22,455
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,142	80,968
Navigant Consulting, Inc.* (Professional Services)	1,666	26,906
NBT Bancorp, Inc. (Banks)	1,428	40,884
Neenah Paper, Inc. (Paper & Forest Products)	714	51,672
Nektar Therapeutics* (Pharmaceuticals)	8,806	125,309
Neogen Corp.* (Health Care Equipment & Supplies)	2,380	133,875
NETGEAR, Inc.* (Communications Equipment)	1,428	67,887
NIC, Inc. (Internet Software & Services)	4,046	88,769
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,666	7,697

See accompanying notes to financial statements.

92 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,618	$38,825
Nutrisystem, Inc. (Internet & Catalog Retail)	1,904	48,285
NuVasive, Inc.* (Health Care Equipment & Supplies)	3,332	198,988
Omnicell, Inc.* (Health Care Technology)	2,380	81,467
On Assignment, Inc.* (Professional Services)	3,094	114,323
Opus Bank (Banks)	1,190	40,222
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,666	26,639
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,190	69,175
Outerwall, Inc. (Specialty Retail)	714	29,988
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	476	26,951
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	1,904	129,471
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,142	123,400
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	1,666	35,736
Perficient, Inc.* (IT Services)	1,190	24,169
PetMed Express, Inc. (Internet & Catalog Retail)	714	13,395
PGT, Inc.* (Building Products)	3,094	31,868
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,190	22,205
Piedmont Natural Gas Co., Inc. (Gas Utilities)	5,236	314,788
Pinnacle Financial Partners, Inc. (Banks)	2,618	127,888
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	1,428	78,026
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,190	59,583
PRA Group, Inc.* (Consumer Finance)	1,904	45,963
ProAssurance Corp. (Insurance)	1,904	101,959
Progress Software Corp.* (Software)	1,904	52,284
Proto Labs, Inc.* (Machinery)	1,428	82,196
PS Business Parks, Inc. (Real Estate Investment Trusts)	714	75,741
Quaker Chemical Corp. (Chemicals)	476	42,459
Quality Systems, Inc. (Health Care Technology)	1,666	19,842
Qualys, Inc.* (Software)	1,190	35,474
Quanex Building Products Corp. (Building Products)	1,428	26,547
Quorum Health Corp.* (Health Care Providers & Services)	714	7,647
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	7,140	86,251
RE/MAX Holdings, Inc. (Real Estate Management & Development)	238	9,582
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	476	22,577
Repligen Corp.* (Biotechnology)	2,142	58,605
Resources Connection, Inc. (Professional Services)	1,428	21,106
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	6,426	139,251
RLI Corp. (Insurance)	2,380	163,696
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,428	22,177
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	2,142	34,165
S&T Bancorp, Inc. (Banks)	1,428	34,915
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	714	10,696
Saul Centers, Inc. (Real Estate Investment Trusts)	476	29,374
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,904	24,866
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,428	13,123
Select Comfort Corp.* (Specialty Retail)	1,904	40,708
Selective Insurance Group, Inc. (Insurance)	1,904	72,752
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,666	39,751
ServisFirst Bancshares, Inc. (Banks)	1,428	70,529
Shutterstock, Inc.* (Internet Software & Services)	476	21,801
Simmons First National Corp.—Class A (Banks)	1,904	87,936
Simpson Manufacturing Co., Inc. (Building Products)	1,666	66,590
Sonic Corp. (Hotels, Restaurants & Leisure)	3,094	83,693
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,190	7,818
Stamps.com, Inc.* (Internet Software & Services)	952	83,224
Standex International Corp. (Machinery)	476	39,332
Sterling Bancorp (Banks)	5,236	82,205
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,904	65,079
Sturm, Ruger & Co., Inc. (Leisure Products)	1,190	76,172
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	4,046	53,569
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,190	29,572
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,142	43,633
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	1,666	79,418
SurModics, Inc.* (Health Care Equipment & Supplies)	952	22,353
Sykes Enterprises, Inc.* (IT Services)	1,904	55,140
Synchronoss Technologies, Inc.* (Software)	2,618	83,409
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	12,614	84,009
Take-Two Interactive Software, Inc.* (Software)	5,474	207,574
Talmer Bancorp, Inc.—Class A (Banks)	4,046	77,562
TASER International, Inc.* (Aerospace & Defense)	3,332	82,899
Team, Inc.* (Commercial Services & Supplies)	714	17,729
TeleTech Holdings, Inc. (IT Services)	714	19,371
Tennant Co. (Machinery)	476	25,642
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	3,094	94,800
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,856	18,193
Texas Capital Bancshares, Inc.* (Banks)	1,666	77,902
The E.W. Scripps Co.*—Class A (Media)	1,428	22,620
The Ensign Group, Inc. (Health Care Providers & Services)	2,142	45,003
The Marcus Corp. (Hotels, Restaurants & Leisure)	714	15,065
The Medicines Co.* (Pharmaceuticals)	2,618	88,043
The Providence Service Corp.* (Health Care Providers & Services)	476	21,363
Tompkins Financial Corp. (Banks)	476	30,940
TopBuild Corp.* (Household Durables)	1,428	51,694
Trex Co., Inc.* (Building Products)	1,904	85,528
TrueBlue, Inc.* (Professional Services)	2,856	54,036
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	1,666	44,549
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	714	42,990
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,618	90,243
United Bankshares, Inc. (Banks)	2,380	89,274
United Community Banks, Inc. (Banks)	3,332	60,942
United Fire Group, Inc. (Insurance)	714	30,295
Universal Electronics, Inc.* (Household Durables)	476	34,405

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 93

Common Stocks, continued

	Shares	Value
Universal Forest Products, Inc. (Building Products)	1,428	$132,361
Universal Health Realty Income Trust (Real Estate Investment Trusts)	476	27,218
Universal Insurance Holdings, Inc. (Insurance)	2,142	39,798
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	952	23,591
US Concrete, Inc.* (Construction Materials)	952	57,986
US Ecology, Inc. (Commercial Services & Supplies)	1,428	65,617
VASCO Data Security International, Inc.* (Software)	952	15,603
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	1,190	49,575
Vicor Corp.* (Electrical Equipment)	714	7,190
Virtus Investment Partners, Inc. (Capital Markets)	238	16,941
Virtusa Corp.* (IT Services)	1,666	48,114
WageWorks, Inc.* (Professional Services)	952	56,939
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	1,666	37,951
Watts Water Technologies, Inc.—Class A (Machinery)	714	41,598
WD-40 Co. (Household Products)	952	111,812
Westamerica Bancorp (Banks)	714	35,172
Wilshire Bancorp, Inc. (Banks)	3,094	32,239
Winnebago Industries, Inc. (Automobiles)	952	21,820
World Wrestling Entertainment, Inc.—Class A (Media)	2,142	39,434
XO Group, Inc.* (Internet Software & Services)	952	16,593
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	2,142	58,541
TOTAL COMMON STOCKS (Cost $14,886,447)		20,581,628

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $26,000	$26,000	$26,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,000)		26,000
TOTAL INVESTMENT SECURITIES (Cost $14,912,447)—99.7%		20,607,628
Net other assets (liabilities)—0.3%		52,997
NET ASSETS—100.0%		$20,660,625

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$207,883	1.0%
Air Freight & Logistics	63,589	0.3%
Airlines	261,676	1.3%
Auto Components	344,795	1.7%
Automobiles	21,820	0.1%
Banks	2,338,537	11.3%
Biotechnology	470,941	2.3%
Building Products	636,541	3.1%
Capital Markets	404,759	2.0%
Chemicals	346,754	1.7%
Commercial Services & Supplies	642,781	3.1%
Communications Equipment	153,758	0.7%
Construction & Engineering	269,783	1.3%
Construction Materials	143,381	0.7%
Consumer Finance	45,963	0.2%
Distributors	66,916	0.3%
Diversified Telecommunication Services	296,872	1.4%
Electrical Equipment	107,117	0.5%
Electronic Equipment, Instruments & Components	600,065	2.9%
Energy Equipment & Services	124,134	0.6%
Food Products	428,346	2.2%
Gas Utilities	314,788	1.5%
Health Care Equipment & Supplies	1,510,371	7.3%
Health Care Providers & Services	925,255	4.5%
Health Care Technology	333,474	1.6%
Homebuilding	22,301	0.1%
Hotels, Restaurants & Leisure	628,579	3.1%
Household Durables	332,434	1.6%
Household Products	111,812	0.5%
Insurance	556,680	2.7%
Internet & Catalog Retail	81,229	0.4%
Internet Software & Services	340,811	1.6%
IT Services	420,258	2.0%
Leisure Products	117,482	0.6%
Life Sciences Tools & Services	186,159	0.9%
Machinery	652,174	3.2%
Marine	92,220	0.4%
Media	62,054	0.3%
Metals & Mining	100,043	0.5%
Oil, Gas & Consumable Fuels	291,897	1.4%
Paper & Forest Products	146,049	0.7%
Personal Products	7,918	NM
Pharmaceuticals	583,041	2.8%
Professional Services	506,295	2.5%
Real Estate Investment Trusts	1,331,153	6.4%
Real Estate Management & Development	20,901	0.1%
Road & Rail	83,719	0.4%
Semiconductors & Semiconductor Equipment	841,536	4.2%
Software	812,049	3.9%
Specialty Retail	457,343	2.2%
Technology Hardware, Storage & Peripherals	200,094	1.0%
Textiles, Apparel & Luxury Goods	212,748	1.0%
Thrifts & Mortgage Finance	234,835	1.1%
Water Utilities	87,515	0.4%
Other**	78,997	0.4%
Total	$20,660,625	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

94 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$14,912,447
Securities, at value	20,581,628
Repurchase agreements, at value	26,000
Total Investment Securities, at value	20,607,628
Cash	473
Dividends and interest receivable	18,780
Receivable for capital shares issued	464,258
Prepaid expenses	349
TOTAL ASSETS	21,091,488
LIABILITIES:
Payable for investments purchased	385,997
Payable for capital shares redeemed	132
Advisory fees payable	13,492
Management services fees payable	1,799
Administration fees payable	657
Administrative services fees payable	6,668
Distribution fees payable	6,554
Trustee fees payable	7
Transfer agency fees payable	2,016
Fund accounting fees payable	819
Compliance services fees payable	124
Other accrued expenses	12,598
TOTAL LIABILITIES	430,863
NET ASSETS	$20,660,625
NET ASSETS CONSIST OF:
Capital	$14,038,422
Accumulated net investment income (loss)	(24,274)
Accumulated net realized gains (losses) on investments	951,296
Net unrealized appreciation (depreciation) on investments	5,695,181
NET ASSETS	$20,660,625
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	601,479
Net Asset Value (offering and redemption price per share)	$34.35

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$146,234
Interest	38
TOTAL INVESTMENT INCOME	146,272
EXPENSES:
Advisory fees	76,747
Management services fees	10,233
Administration fees	3,974
Transfer agency fees	5,843
Administrative services fees	30,846
Distribution fees	25,582
Custody fees	1,820
Fund accounting fees	5,825
Trustee fees	277
Compliance services fees	124
Other fees	11,281
Total Gross Expenses before reductions	172,552
Expenses reduced and reimbursed by the Advisor	(639)
TOTAL NET EXPENSES	171,913
NET INVESTMENT INCOME (LOSS)	(25,641)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	904,717
Change in net unrealized appreciation/depreciation on investments	(763,267)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	141,450
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$115,809

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 95

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(25,641)	$(154,271)
Net realized gains (losses) on investments	904,717	1,538,318
Change in net unrealized appreciation/depreciation on investments	(763,267)	(1,586,072)
Change in net assets resulting from operations	115,809	(202,025)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(4,962,889)
Change in net assets resulting from distributions	—	(4,962,889)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,500,823	55,908,089
Distributions reinvested	—	4,962,889
Value of shares redeemed	(20,573,184)	(55,835,938)
Change in net assets resulting from capital transactions	(7,072,361)	5,035,040
Change in net assets	(6,956,552)	(129,874)
NET ASSETS:
Beginning of period	27,617,177	27,747,051
End of period	$20,660,625	$27,617,177
Accumulated net investment income (loss)	$(24,274)	$1,367
SHARE TRANSACTIONS:
Issued	412,425	1,532,576
Reinvested	—	146,096
Redeemed	(638,978)	(1,591,489)
Change in shares	(226,553)	87,183

See accompanying notes to financial statements.

96 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$33.35		$37.45	$43.02	$32.63	$29.00	$28.69
Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.17)	(0.29)	(0.31)	(0.10)	(0.30)
Net realized and unrealized gains (losses) on investments	1.04		0.69 (b)	0.84	12.90	3.73	0.67
Total income (loss) from investment activities	1.00		0.52	0.55	12.59	3.63	0.37
Distributions to Shareholders From:
Net realized gains on investments	—		(4.62)	(6.12)	(2.20)	—	(0.06)
Total distributions	—		(4.62)	(6.12)	(2.20)	—	(0.06)
Net Asset Value, End of Period	$34.35		$33.35	$37.45	$43.02	$32.63	$29.00
Total Return	3.00	%(c)	1.17%	2.17%	40.42%	12.48%	1.28%
Ratios to Average Net Assets:
Gross expenses(d)	1.69%		1.70%	1.82%	1.83%	1.89%	1.86%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.25)%		(0.48)%	(0.75)%	(0.83)%	(0.31)%	(1.00)%
Supplemental Data:
Net assets, end of period (000’s)	$20,661		$27,617	$27,747	$50,187	$24,477	$39,514
Portfolio turnover rate(e)	71	%(c)	201%	166%	174%	163%	310%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 97

Investment Objective: The ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.8%
Korea Electric Power Corp.	6.4%
Netease.com, Inc.	5.3%
HDFC Bank, Ltd.	4.9%
New Oriental Education & Technology Group, Inc.	4.8%

ProFunds Asia 30 Index — Composition

Industry Breakdown	% of Index
Information Technology	39%
Consumer Discretionary	19%
Financials	12%
Materials	9%
Energy	7%
Utilities	6%
Telecommunication Services	5%
Health Care	3%

Country Composition
China	46%
India	18%
South Korea	13%
Taiwan	10%
Other	13%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	7,728	$614,608
Baidu, Inc.*ADR (Internet Software & Services)	3,404	562,171
BHP Billiton PLCADR (Metals & Mining)	23,184	588,410
BHP Billiton, Ltd.ADR (Metals & Mining)	29,992	856,571
China Life Insurance Co., Ltd.ADR (Insurance)	65,136	700,863
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	17,296	1,001,438
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	4,876	607,842
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	22,632	932,438
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	11,132	570,292
HDFC Bank, Ltd.ADR (Banks)	15,548	1,031,610
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	58,420	482,549
ICICI Bank, Ltd.ADR (Banks)	107,916	774,837
Infosys Technologies, Ltd.ADR (IT Services)	47,656	850,660
JD.com, Inc.*ADR (Internet & Catalog Retail)	30,820	654,309
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	24,472	498,740
Jumei International Holding, Ltd.*ADR (Internet & Catalog Retail)	34,868	144,005
Korea Electric Power Corp.ADR (Electric Utilities)	51,888	1,345,456
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	82,892	960,718
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	22,632	284,711
Netease.com, Inc.ADR (Internet Software & Services)	5,704	1,102,126
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	24,104	1,009,476
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	13,524	918,550
POSCOADR (Metals & Mining)	10,028	446,246
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	9,016	658,619
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	62,008	1,626,470
Tata Motors, Ltd.ADR (Automobiles)	15,548	539,049
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	54,372	420,839
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	28,428	317,541
Yingli Green Energy Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	45,816	186,013
YY, Inc.*ADR (Internet Software & Services)	7,820	264,863
TOTAL COMMON STOCKS (Cost $11,281,400)		20,952,020

See accompanying notes to financial statements.

98 :: ProFund VP Asia 30 :: Financial Statements

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $106,001	$106,000	$106,000
TOTAL REPURCHASE AGREEMENTS (Cost $106,000)		106,000
TOTAL INVESTMENT SECURITIES (Cost $11,387,400)—100.6%		21,058,020
Net other assets (liabilities)—(0.6)%		(116,424)
NET ASSETS—100.0%		$20,941,596

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Automobiles	$539,049	2.6%
Banks	1,806,447	8.6%
Diversified Consumer Services	1,009,476	4.8%
Electric Utilities	1,345,456	6.4%
Electronic Equipment, Instruments & Components	960,718	4.6%
Hotels, Restaurants & Leisure	284,711	1.4%
Insurance	700,863	3.3%
Internet & Catalog Retail	2,048,293	9.8%
Internet Software & Services	3,202,387	15.4%
IT Services	850,660	4.1%
Metals & Mining	1,891,227	9.0%
Oil, Gas & Consumable Fuels	1,526,392	7.3%
Pharmaceuticals	570,292	2.7%
Semiconductors & Semiconductor Equipment	3,214,611	15.4%
Wireless Telecommunication Services	1,001,438	4.7%
Other**	(10,424)	(0.1)%
Total	$20,941,596	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2016:

	Value	% of Net Assets
Australia	$1,444,981	6.9%
China	9,593,003	45.9%
Hong Kong	1,286,149	6.1%
India	3,766,448	18.0%
South Korea	2,752,420	13.1%
Taiwan	2,109,019	10.1%
Other**	(10,424)	(0.1)%
Total	$20,941,596	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 99

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$11,387,400
Securities, at value	20,952,020
Repurchase agreements, at value	106,000
Total Investment Securities, at value	21,058,020
Dividends and interest receivable	122,637
Prepaid expenses	371
TOTAL ASSETS	21,181,028
LIABILITIES:
Payable for capital shares redeemed	156,145
Cash overdraft	825
Advisory fees payable	12,143
Management services fees payable	1,619
Administration fees payable	634
Administrative services fees payable	7,197
Distribution fees payable	10,155
Trustee fees payable	7
Transfer agency fees payable	2,055
Fund accounting fees payable	789
Compliance services fees payable	129
Other accrued expenses	47,734
TOTAL LIABILITIES	239,432
NET ASSETS	$20,941,596
NET ASSETS CONSIST OF:
Capital	$15,794,611
Accumulated net investment income (loss)	334,417
Accumulated net realized gains (losses) on investments	(4,858,052)
Net unrealized appreciation (depreciation) on investments	9,670,620
NET ASSETS	$20,941,596
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	447,953
Net Asset Value (offering and redemption price per share)	$46.75

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$297,750
Interest	133
Foreign tax withholding	(40,872)
TOTAL INVESTMENT INCOME	257,011
EXPENSES:
Advisory fees	84,505
Management services fees	11,267
Administration fees	6,076
Transfer agency fees	8,939
Administrative services fees	24,849
Distribution fees	28,168
Custody fees	13,974
Fund accounting fees	7,254
Trustee fees	425
Compliance services fees	172
Printing fees	12,604
Other fees	11,307
Total Gross Expenses before reductions	209,540
Expenses reduced and reimbursed by the Advisor	(20,249)
TOTAL NET EXPENSES	189,291
NET INVESTMENT INCOME (LOSS)	67,720
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	142,813
Change in net unrealized appreciation/depreciation on investments	(821,532)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(678,719)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(610,999)

See accompanying notes to financial statements.

100 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$67,720	$266,697
Net realized gains (losses) on investments	142,813	(1,263,394)
Change in net unrealized appreciation/depreciation on investments	(821,532)	(2,439,316)
Change in net assets resulting from operations	(610,999)	(3,436,013)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(89,913)
Net realized gains on investments	—	(1,668,413)
Change in net assets resulting from distributions	—	(1,758,326)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,938,498	40,949,093
Distributions reinvested	—	1,758,326
Value of shares redeemed	(11,927,678)	(40,883,703)
Change in net assets resulting from capital transactions	(4,989,180)	1,823,716
Change in net assets	(5,600,179)	(3,370,623)
NET ASSETS:
Beginning of period	26,541,775	29,912,398
End of period	$20,941,596	$26,541,775
Accumulated net investment income (loss)	$334,417	$266,697
SHARE TRANSACTIONS:
Issued	154,179	744,080
Reinvested	—	30,259
Redeemed	(265,331)	(758,466)
Change in shares	(111,152)	15,873

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 101

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$47.47		$55.06	$55.98	$48.72	$42.19	$61.12
Investment Activities:
Net investment income (loss)(a)	0.13		0.46	0.05	(0.10)	0.03	(0.17)
Net realized and unrealized gains (losses) on investments	(0.85)		(5.08)	(0.93)	7.39	6.50	(15.32)
Total income (loss) from investment activities	(0.72)		(4.62)	(0.88)	7.29	6.53	(15.49)
Distributions to Shareholders From:
Net investment income	—		(0.15)	(0.04)	(0.03)	—	(0.02)
Net realized gains on investments	—		(2.82)	—	—	—	(3.42)
Total distributions	—		(2.97)	(0.04)	(0.03)	—	(3.44)
Net Asset Value, End of Period	$46.75		$47.47	$55.06	$55.98	$48.72	$42.19
Total Return	(1.52	)%(b)	(9.38)%	(1.57)%	14.97%	15.48%	(27.00)%
Ratios to Average Net Assets:
Gross expenses(c)	1.86%		1.79%	1.74%	1.76%	1.88%	1.78%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.60%		0.87%	0.08%	(0.20)%	0.06%	(0.31)%
Supplemental Data:
Net assets, end of period (000’s)	$20,942		$26,542	$29,912	$42,649	$43,865	$39,521
Portfolio turnover rate(d)	25	%(b)	96%	102%	113%	111%	50%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

102 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective: The ProFund VP Europe 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	6.3%
TOTAL S.A	5.0%
Unilever N.V.	5.0%
BP PLC	4.8%
S.A.P. SE	4.7%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Energy	24%
Information Technology	17%
Consumer Staples	14%
Financials	14%
Health Care	10%
Telecommunication Services	7%
Materials	5%
Industrials	5%
Utilities	4%

Country Composition
Britain	47%
Netherlands	14%
France	10%
Luxembourg	6%
Other	23%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	5,256	$692,110
ArcelorMittal*NYS (Metals & Mining)	55,480	258,537
ARM Holdings PLCADR (Semiconductors & Semiconductor Equipment)	13,724	624,579
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	6,132	608,356
AstraZeneca PLCADR (Pharmaceuticals)	26,864	811,024
Banco Santander S.A.ADR (Banks)	132,568	519,667
Barclays PLCADR (Banks)	57,816	439,402
BP PLCADR (Oil, Gas & Consumable Fuels)	30,952	1,099,106
British American Tobacco PLCADR (Tobacco)	5,548	718,355
Criteo S.A.*ADR (Internet Software & Services)	13,432	616,797
Diageo PLCADR (Beverages)	5,840	659,219
EricssonADR (Communications Equipment)	61,028	468,695
GlaxoSmithKline PLCADR (Pharmaceuticals)	20,440	885,870
HSBC Holdings PLCADR (Banks)	32,996	1,033,104
ING Groep N.V.ADR (Banks)	61,320	633,436
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	23,068	575,316
Lloyds Banking Group PLCADR (Banks)	153,592	456,168
National Grid PLCADR (Multi-Utilities)	11,680	868,174
Nokia Corp.ADR (Communications Equipment)	86,140	490,137
Rio Tinto PLCADR (Metals & Mining)	29,784	932,239
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	25,988	1,435,057
Ryanair Holdings PLCADR (Airlines)	8,760	609,170
S.A.P. SEADR (Software)	14,308	1,073,386
SanofiADR (Pharmaceuticals)	13,140	549,909
Statoil ASAADR (Oil, Gas & Consumable Fuels)	47,304	818,832
Telefonica S.A.ADR (Diversified Telecommunication Services)	62,488	592,386
Tenaris S.A.ADR (Energy Equipment & Services)	37,084	1,069,502
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	23,652	1,137,662
Unilever N.V.NYS (Personal Products)	24,236	1,137,638
Vodafone Group PLCADR (Wireless Telecommunication Services)	30,076	929,049
TOTAL COMMON STOCKS (Cost $17,056,168)		22,742,882
TOTAL INVESTMENT SECURITIES (Cost $17,056,168)—99.9%		22,742,882
Net other assets (liabilities)—0.1%		19,342
NET ASSETS—100.0%		$22,762,224

*                 Non-income producing security

ADR    American Depositary Receipt

NYS     New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 103

ProFund VP Europe 30 invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Airlines	$609,170	2.7%
Banks	3,081,777	13.5%
Beverages	1,351,329	5.9%
Communications Equipment	958,832	4.3%
Diversified Telecommunication Services	592,386	2.6%
Energy Equipment & Services	1,069,502	4.7%
Industrial Conglomerates	575,316	2.5%
Internet Software & Services	616,797	2.7%
Metals & Mining	1,190,776	5.2%
Multi-Utilities	868,174	3.8%
Oil, Gas & Consumable Fuels	4,490,657	19.7%
Personal Products	1,137,638	5.0%
Pharmaceuticals	2,246,803	9.9%
Semiconductors & Semiconductor Equipment	1,232,935	5.4%
Software	1,073,386	4.7%
Tobacco	718,355	3.2%
Wireless Telecommunication Services	929,049	4.1%
Other**	19,342	0.1%
Total	$22,762,224	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2016:

	Value	% of Net Assets
Belgium	$692,110	3.0%
Finland	490,137	2.2%
France	2,304,368	10.1%
Germany	1,073,386	4.7%
Ireland	609,170	2.7%
Luxembourg	1,328,039	5.8%
Netherlands	3,252,165	14.3%
Norway	818,832	3.6%
Spain	1,112,053	4.9%
Sweden	468,695	2.1%
United Kingdom	10,593,927	46.5%
Other**	19,342	0.1%
Total	$22,762,224	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

104 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$17,056,168
Securities, at value	22,742,882
Total Investment Securities, at value	22,742,882
Dividends receivable	134,065
Receivable for capital shares issued	1,581
Prepaid expenses	387
TOTAL ASSETS	22,878,915
LIABILITIES:
Payable for capital shares redeemed	6,740
Cash overdraft	28,774
Advisory fees payable	13,572
Management services fees payable	1,810
Administration fees payable	762
Administrative services fees payable	10,094
Distribution fees payable	11,497
Trustee fees payable	9
Transfer agency fees payable	2,492
Fund accounting fees payable	948
Compliance services fees payable	146
Other accrued expenses	39,847
TOTAL LIABILITIES	116,691
NET ASSETS	$22,762,224
NET ASSETS CONSIST OF:
Capital	$29,225,302
Accumulated net investment income (loss)	1,204,193
Accumulated net realized gains (losses) on investments	(13,353,985)
Net unrealized appreciation (depreciation) on investments	5,686,714
NET ASSETS	$22,762,224
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,136,596
Net Asset Value (offering and redemption price per share)	$20.03

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$720,732
Interest	43
Foreign tax withholding	(39,658)
TOTAL INVESTMENT INCOME	681,117
EXPENSES:
Advisory fees	93,649
Management services fees	12,486
Administration fees	5,335
Transfer agency fees	7,853
Administrative services fees	31,791
Distribution fees	31,216
Custody fees	12,192
Fund accounting fees	6,359
Trustee fees	368
Compliance services fees	152
Other fees	20,351
Total Gross Expenses before reductions	221,752
Expenses reduced and reimbursed by the Advisor	(11,969)
TOTAL NET EXPENSES	209,783
NET INVESTMENT INCOME (LOSS)	471,334
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,628,903)
Change in net unrealized appreciation/depreciation on investments	863,865
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(765,038)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(293,704)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 105

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$471,334	$732,859
Net realized gains (losses) on investments	(1,628,903)	(2,000,455)
Change in net unrealized appreciation/depreciation on investments	863,865	(2,372,563)
Change in net assets resulting from operations	(293,704)	(3,640,159)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(1,592,186)
Change in net assets resulting from distributions	—	(1,592,186)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,231,196	44,107,563
Distributions reinvested	—	1,592,186
Value of shares redeemed	(20,339,620)	(41,775,726)
Change in net assets resulting from capital transactions	(3,108,424)	3,924,023
Change in net assets	(3,402,128)	(1,308,322)
NET ASSETS:
Beginning of period	26,164,352	27,472,674
End of period	$22,762,224	$26,164,352
Accumulated net investment income (loss)	$1,204,193	$732,859
SHARE TRANSACTIONS:
Issued	875,396	1,966,659
Reinvested	—	69,225
Redeemed	(1,053,807)	(1,897,486)
Change in shares	(178,411)	138,398

See accompanying notes to financial statements.

106 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$19.90		$23.35	$25.87	$21.59	$19.21	$21.27
Investment Activities:
Net investment income (loss)(a)	0.36		0.53	1.08	0.35	0.35	0.43
Net realized and unrealized gains (losses) on investments	(0.23)		(2.92)	(3.28)	4.26	2.72	(2.29)
Total income (loss) from investment activities	0.13		(2.39)	(2.20)	4.61	3.07	(1.86)
Distributions to Shareholders From:
Net investment income	—		(1.06)	(0.32)	(0.33)	(0.69)	(0.20)
Net Asset Value, End of Period	$20.03		$19.90	$23.35	$25.87	$21.59	$19.21
Total Return	0.65	%(b)	(10.83)%	(8.65)%	21.64%	16.60%	(8.88)%
Ratios to Average Net Assets:
Gross expenses(c)	1.78%		1.79%	1.71%	1.73%	1.80%	1.79%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	3.77%		2.38%	4.25%	1.54%	1.76%	1.98%
Supplemental Data:
Net assets, end of period (000’s)	$22,762		$26,164	$27,473	$42,100	$35,424	$22,093
Portfolio turnover rate(d)	53	%(b)	107%	115%	142%	91%	116%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 107

Investment Objective: The ProFund VP International seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	23%
Consumer Staples	14%
Industrials	13%
Health Care	12%
Consumer Discretionary	12%
Materials	7%
Information Technology	5%
Energy	5%
Telecommunication Services	5%
Utilities	4%

Country Composition
Japan	23%
United Kingdom	20%
France	10%
Switzerland	9%
Germany	9%
Other	29%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (94.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $6,177,061	$6,177,000	$6,177,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,177,000)		6,177,000
TOTAL INVESTMENT SECURITIES (Cost $6,177,000)—94.1%		6,177,000
Net other assets (liabilities)—5.9%		384,034
NET ASSETS—100.0%		$6,561,034

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $889,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	7/27/16	0.74%	$3,918,384	$226,696
MSCI EAFE Index	UBS AG	7/27/16	1.24%	2,627,455	170,627
				$6,545,839	$397,323

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

108 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$6,177,000
Repurchase agreements, at value	6,177,000
Total Investment Securities, at value	6,177,000
Cash	346
Segregated cash balances with custodian	50
Interest receivable	61
Unrealized gain on swap agreements	397,323
Receivable for capital shares issued	16,267
Prepaid expenses	111
TOTAL ASSETS	6,591,158
LIABILITIES:
Payable for capital shares redeemed	6,507
Advisory fees payable	4,140
Management services fees payable	552
Administration fees payable	202
Administrative services fees payable	3,857
Distribution fees payable	4,113
Transfer agency fees payable	637
Fund accounting fees payable	251
Compliance services fees payable	37
Other accrued expenses	9,828
TOTAL LIABILITIES	30,124
NET ASSETS	$6,561,034
NET ASSETS CONSIST OF:
Capital	$9,250,001
Accumulated net investment income (loss)	(44,981)
Accumulated net realized gains (losses) on investments	(3,041,309)
Net unrealized appreciation (depreciation) on investments	397,323
NET ASSETS	$6,561,034
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	351,896
Net Asset Value (offering and redemption price per share)	$18.64

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$7,971
EXPENSES:
Advisory fees	23,639
Management services fees	3,152
Administration fees	1,215
Transfer agency fees	1,793
Administrative services fees	7,382
Distribution fees	7,880
Custody fees	455
Fund accounting fees	1,422
Trustee fees	83
Compliance services fees	37
Other fees	3,939
Recoupment of prior expenses reduced by the Advisor	1,955
TOTAL NET EXPENSES	52,952
NET INVESTMENT INCOME (LOSS)	(44,981)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(702,588)
Change in net unrealized appreciation/depreciation on investments	459,538
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(243,050)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(288,031)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 109

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(44,981)	$(224,847)
Net realized gains (losses) on investments	(702,588)	(594,703)
Change in net unrealized appreciation/depreciation on investments	459,538	31,331
Change in net assets resulting from operations	(288,031)	(788,219)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,413,938	47,679,202
Value of shares redeemed	(9,024,974)	(46,593,356)
Change in net assets resulting from capital transactions	388,964	1,085,846
Change in net assets	100,933	297,627
NET ASSETS:
Beginning of period	6,460,101	6,162,474
End of period	$6,561,034	$6,460,101
Accumulated net investment income (loss)	$(44,981)	$—
SHARE TRANSACTIONS:
Issued	511,880	2,237,105
Redeemed	(492,058)	(2,210,648)
Change in shares	19,822	26,457

See accompanying notes to financial statements.

110 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$19.45		$20.16	$24.00	$21.61	$18.63	$21.76
Investment Activities:
Net investment income (loss)(a)	(0.13)		(0.35)	(0.38)	(0.37)	(0.31)	(0.35)
Net realized and unrealized gains (losses) on investments	(0.68)		(0.36)	(1.36)	4.41	3.29	(2.78)
Total income (loss) from investment activities	(0.81)		(0.71)	(1.74)	4.04	2.98	(3.13)
Distributions to Shareholders From:
Net realized gains on investments	—		—	(2.10)	(1.65)	—	—
Net Asset Value, End of Period	$18.64		$19.45	$20.16	$24.00	$21.61	$18.63
Total Return	(4.16	)%(b)	(3.52)%	(8.11)%	19.49%	15.93%	(14.34)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.75%	1.72%	1.72%	1.83%	1.74%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.65%
Net investment income (loss)(c)	(1.43)%		(1.64)%	(1.66)%	(1.65)%	(1.57)%	(1.61)%
Supplemental Data:
Net assets, end of period (000’s)	$6,561		$6,460	$6,162	$14,999	$12,731	$5,686
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 111

Investment Objective: The ProFund VP Emerging Markets seeks investment results, before fees and expenses, that correspond to the performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	21%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.9%
Alibaba Group Holding, Ltd.	8.1%
China Mobile, Ltd.	5.8%
Baidu, Inc.	4.1%
Infosys Technologies, Ltd.	3.2%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	37%
Telecommunication Services	17%
Financials	15%
Energy	11%
Consumer Discretionary	7%
Consumer Staples	6%
Materials	5%
Utilities	2%

Country Composition
China	31%
Brazil	16%
Taiwan	15%
India	11%
Other	27%

Schedule of Portfolio Investments (unaudited)

Common Stocks (71.5%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	16,968	$94,681
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	15,120	1,202,493
Ambev S.A.ADR (Beverages)	59,304	350,486
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	22,848	280,116
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	5,376	97,091
Baidu, Inc.*ADR (Internet Software & Services)	3,696	610,394
BRF S.A.ADR (Food Products)	8,232	114,672
Cemex S.A.B. de C.V.*ADR (Construction Materials)	18,816	116,095
China Life Insurance Co., Ltd.ADR (Insurance)	19,992	215,114
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	14,784	855,994
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,360	241,920
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,848	83,142
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	7,728	80,448
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,040	182,952
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,184	272,256
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	672	55,749
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	4,872	200,726
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	1,176	60,246
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,848	170,922
Grupo Televisa S.A.B.ADR (Media)	5,880	153,115
HDFC Bank, Ltd.ADR (Banks)	5,544	367,845
ICICI Bank, Ltd.ADR (Banks)	19,152	137,511
Infosys Technologies, Ltd.ADR (IT Services)	26,880	479,808
JD.com, Inc.*ADR (Internet & Catalog Retail)	11,928	253,232
KB Financial Group, Inc.ADR (Banks)	5,208	148,220
Korea Electric Power Corp.ADR (Electric Utilities)	6,888	178,606
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	6,048	70,096
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	6,888	57,033
Netease.com, Inc.ADR (Internet Software & Services)	1,008	194,766
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,856	193,980
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	19,992	143,143
POSCOADR (Metals & Mining)	4,368	194,376
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	3,360	206,506
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	1,344	98,179
Sasol, Ltd.ADR (Oil, Gas & Consumable Fuels)	6,888	186,802
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,384	209,012
Siliconware Precision Industries Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	6,384	48,901
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	4,872	101,922
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	50,232	1,317,586
Tata Motors, Ltd.ADR (Automobiles)	2,688	93,193

See accompanying notes to financial statements.

112 :: ProFund VP Emerging Markets :: Financial Statements

Common Stocks, continued

	Shares	Value
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	5,880	$129,419
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	32,088	63,855
Vale S.A.ADR (Metals & Mining)	20,328	102,860
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	5,040	56,297
Wipro, Ltd.ADR (IT Services)	7,896	97,595
TOTAL COMMON STOCKS (Cost $8,411,253)		10,569,355

Preferred Stocks (6.9%)

Banco Bradesco S.A.ADR (Banks)	37,464	292,594
Itau Unibanco Holding S.A.ADR (Banks)	39,648	374,278
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	27,552	160,077
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	6,384	86,822
Vale S.A.ADR (Metals & Mining)	27,216	109,136
TOTAL PREFERRED STOCKS (Cost $826,311)		1,022,907

Repurchase Agreements(a)(b) (11.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $1,742,017	$1,742,000	$1,742,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,742,000)		1,742,000
TOTAL INVESTMENT SECURITIES (Cost $10,979,564)—90.2%		13,334,262
Net other assets (liabilities)—9.8%		1,449,941
NET ASSETS—100.0%		$14,784,203

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $267,000.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	7/27/16	0.89%	$886,123	$59,308
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	7/27/16	0.69%	2,262,023	35,120
				$3,148,146	$94,428

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 113

ProFund VP Emerging Markets invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Automobiles	$93,193	0.6%
Banks	1,529,460	10.3%
Beverages	577,157	3.9%
Construction Materials	116,095	0.8%
Diversified Telecommunication Services	639,870	4.3%
Electric Utilities	178,606	1.2%
Electronic Equipment, Instruments & Components	70,096	0.5%
Food Products	114,672	0.8%
Insurance	215,114	1.5%
Internet & Catalog Retail	510,255	3.5%
Internet Software & Services	2,105,832	14.1%
IT Services	577,403	4.0%
Media	153,115	1.0%
Metals & Mining	503,463	3.4%
Oil, Gas & Consumable Fuels	1,327,597	8.9%
Pharmaceuticals	60,246	0.4%
Semiconductors & Semiconductor Equipment	1,525,023	10.4%
Wireless Telecommunication Services	1,295,065	8.8%
Other**	3,191,941	21.6%
Total	$14,784,203	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2016:

	Value	% of Net Assets
Brazil	$1,863,487	12.6%
China	3,702,947	25.0%
Hong Kong	855,994	5.8%
India	1,236,198	8.4%
Indonesia	206,506	1.4%
Korea, Republic Of	902,232	6.1%
Mexico	775,997	5.2%
Russian Federation	57,033	0.4%
South Africa	283,893	1.9%
Taiwan	1,707,975	11.6%
Other**	3,191,941	21.6%
Total	$14,784,203	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

114 :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$10,979,564
Securities, at value	11,592,262
Repurchase agreements, at value	1,742,000
Total Investment Securities, at value	13,334,262
Cash	16
Dividends and interest receivable	84,846
Unrealized gain on swap agreements	94,428
Receivable for capital shares issued	1,316,656
Prepaid expenses	159
TOTAL ASSETS	14,830,367
LIABILITIES:
Payable for capital shares redeemed	1,244
Advisory fees payable	6,866
Management services fees payable	915
Administration fees payable	377
Administrative services fees payable	8,311
Distribution fees payable	9,011
Transfer agency fees payable	1,331
Fund accounting fees payable	470
Compliance services fees payable	67
Other accrued expenses	17,572
TOTAL LIABILITIES	46,164
NET ASSETS	$14,784,203
NET ASSETS CONSIST OF:
Capital	$21,787,620
Accumulated net investment income (loss)	80,976
Accumulated net realized gains (losses) on investments	(9,533,519)
Net unrealized appreciation (depreciation) on investments	2,449,126
NET ASSETS	$14,784,203
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	730,816
Net Asset Value (offering and redemption price per share)	$20.23

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$162,143
Interest	1,070
Foreign tax withholding	(24,760)
TOTAL INVESTMENT INCOME	138,453
EXPENSES:
Advisory fees	43,609
Management services fees	5,814
Administration fees	2,495
Transfer agency fees	3,679
Administrative services fees	13,517
Distribution fees	14,536
Custody fees	5,148
Fund accounting fees	3,001
Trustee fees	168
Compliance services fees	74
Printing fees	5,784
Other fees	7,293
Total Gross Expenses before reductions	105,118
Expenses reduced and reimbursed by the Advisor	(7,433)
TOTAL NET EXPENSES	97,685
NET INVESTMENT INCOME (LOSS)	40,768
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(698,600)
Net realized gains (losses) on swap agreements	(55,546)
Change in net unrealized appreciation/depreciation on investments	1,231,332
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	477,186
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$517,954

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 115

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$40,768	$40,208
Net realized gains (losses) on investments	(754,146)	(1,255,339)
Change in net unrealized appreciation/depreciation on investments	1,231,332	(1,017,637)
Change in net assets resulting from operations	517,954	(2,232,768)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(155,202)
Change in net assets resulting from distributions	—	(155,202)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,454,446	36,724,261
Distributions reinvested	—	155,202
Value of shares redeemed	(17,267,204)	(38,077,875)
Change in net assets resulting from capital transactions	5,187,242	(1,198,412)
Change in net assets	5,705,196	(3,586,382)
NET ASSETS:
Beginning of period	9,079,007	12,665,389
End of period	$14,784,203	$9,079,007
Accumulated net investment income (loss)	$80,976	$40,208
SHARE TRANSACTIONS:
Issued	1,151,410	1,651,135
Reinvested	—	6,469
Redeemed	(901,942)	(1,726,532)
Change in shares	249,468	(68,928)

See accompanying notes to financial statements.

116 :: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$18.86		$23.02	$23.88	$25.72	$24.36	$30.35
Investment Activities:
Net investment income (loss)(a)	0.07		0.08	0.17	0.05	0.18	0.21
Net realized and unrealized gains (losses) on investments	1.30		(4.03)	(0.98)	(1.70)	1.43	(6.20)
Total income (loss) from investment activities	1.37		(3.95)	(0.81)	(1.65)	1.61	(5.99)
Distributions to Shareholders From:
Net investment income	—		(0.21)	(0.05)	(0.19)	(0.25)	—
Net Asset Value, End of Period	$20.23		$18.86	$23.02	$23.88	$25.72	$24.36
Total Return	7.26	%(b)	(17.36)%	(3.42)%	(6.42)%	6.57%	(19.70)%
Ratios to Average Net Assets:
Gross expenses(c)	1.81%		1.83%	1.79%	1.75%	1.80%	1.73%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.64%
Net investment income (loss)(c)	0.70%		0.36%	0.70%	0.19%	0.71%	0.73%
Supplemental Data:
Net assets, end of period (000’s)	$14,784		$9,079	$12,665	$18,899	$27,075	$16,477
Portfolio turnover rate(d)	66	%(b)	182%	176%	102%	55%	32%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 117

Investment Objective: The ProFund VP Japan seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	21%
Consumer Discretionary	19%
Information Technology	15%
Health Care	12%
Consumer Staples	10%
Telecommunication Services	9%
Materials	8%
Financials	6%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (92.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $8,083,080	$8,083,000	$8,083,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,083,000)		8,083,000
TOTAL INVESTMENT SECURITIES (Cost $8,083,000)—92.8%		8,083,000
Net other assets (liabilities)—7.2%		631,791
NET ASSETS—100.0%		$8,714,791

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	110	9/9/16	$8,698,250	$(293,441)

See accompanying notes to financial statements.

118 :: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$8,083,000
Repurchase agreements, at value	8,083,000
Total Investment Securities, at value	8,083,000
Segregated cash balances with brokers	665,500
Interest receivable	80
Receivable for capital shares issued	14,046
Variation margin on futures contracts	2,750
Prepaid expenses	199
TOTAL ASSETS	8,765,575
LIABILITIES:
Payable for capital shares redeemed	11,381
Cash overdraft	33
Advisory fees payable	5,706
Management services fees payable	761
Administration fees payable	290
Administrative services fees payable	4,306
Distribution fees payable	4,110
Transfer agency fees payable	979
Fund accounting fees payable	361
Compliance services fees payable	63
Other accrued expenses	22,794
TOTAL LIABILITIES	50,784
NET ASSETS	$8,714,791
NET ASSETS CONSIST OF:
Capital	$13,366,739
Accumulated net investment income (loss)	(84,509)
Accumulated net realized gains (losses) on investments	(4,273,998)
Net unrealized appreciation (depreciation) on investments	(293,441)
NET ASSETS	$8,714,791
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	952,759
Net Asset Value (offering and redemption price per share)	$9.15

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$13,500
EXPENSES:
Advisory fees	43,754
Management services fees	5,834
Administration fees	2,694
Transfer agency fees	3,944
Administrative services fees	16,842
Distribution fees	14,585
Custody fees	921
Fund accounting fees	3,146
Trustee fees	196
Compliance services fees	63
Other fees	8,201
Total Gross Expenses before reductions	100,180
Expenses reduced and reimbursed by the Advisor	(2,171)
TOTAL NET EXPENSES	98,009
NET INVESTMENT INCOME (LOSS)	(84,509)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(3,034,777)
Change in net unrealized appreciation/depreciation on investments	616,447
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,418,330)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,502,839)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 119

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(84,509)	$(372,824)
Net realized gains (losses) on investments	(3,034,777)	270,032
Change in net unrealized appreciation/depreciation on investments	616,447	(588,636)
Change in net assets resulting from operations	(2,502,839)	(691,428)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,916,660	50,837,472
Value of shares redeemed	(12,716,421)	(44,956,032)
Change in net assets resulting from capital transactions	(5,799,761)	5,881,440
Change in net assets	(8,302,600)	5,190,012
NET ASSETS:
Beginning of period	17,017,391	11,827,379
End of period	$8,714,791	$17,017,391
Accumulated net investment income (loss)	$(84,509)	$—
SHARE TRANSACTIONS:
Issued	720,887	4,422,123
Redeemed	(1,325,386)	(4,009,612)
Change in shares	(604,499)	412,511

See accompanying notes to financial statements.

120 :: ProFund VP Japan :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$10.93		$10.33	$18.90	$12.75	$10.37	$12.73
Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.19)	(0.24)	(0.27)	(0.18)	(0.19)
Net realized and unrealized gains (losses) on investments	(1.71)		0.79 (b)	0.06	6.42	2.56	(2.17)
Total income (loss) from investment activities	(1.78)		0.60	(0.18)	6.15	2.38	(2.36)
Distributions to Shareholders From:
Net realized gains on investments	—		—	(8.39)	—	—	—
Net Asset Value, End of Period	$9.15		$10.93	$10.33	$18.90	$12.75	$10.37
Total Return	(16.29	)%(c)	5.81%	3.23%	48.24%	22.95%	(18.54)%
Ratios to Average Net Assets:
Gross expenses(d)	1.72%		1.68%	1.77%	1.78%	1.82%	2.00%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.45)%		(1.64)%	(1.66)%	(1.65)%	(1.58)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$8,715		$17,017	$11,827	$22,948	$11,010	$7,291
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 121

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (2x) the performance of the S&P 500.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Futures Contracts	2%
Swap Agreements	142%
Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.6%
Alphabet, Inc.	1.2%
Microsoft Corp.	1.2%
Exxon Mobil Corp.	1.2%
Johnson & Johnson	1.0%

S&P 500 — Composition

% of Index
Information Technology	19%
Financials	16%
Health Care	15%
Consumer Discretionary	12%
Consumer Staples	11%
Industrials	10%
Energy	7%
Utilities	4%
Telecommunication Services	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (54.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	343	$60,066
Abbott Laboratories (Health Care Equipment & Supplies)	826	32,470
AbbVie, Inc. (Biotechnology)	910	56,338
Accenture PLC—Class A (IT Services)	350	39,652
Activision Blizzard, Inc. (Software)	287	11,374
Acuity Brands, Inc. (Electrical Equipment)	28	6,943
Adobe Systems, Inc.* (Software)	280	26,821
Advance Auto Parts, Inc. (Specialty Retail)	42	6,788
Aetna, Inc. (Health Care Providers & Services)	196	23,937
Affiliated Managers Group, Inc.* (Capital Markets)	28	3,942
Aflac, Inc. (Insurance)	231	16,669
Agilent Technologies, Inc. (Life Sciences Tools & Services)	182	8,074
Air Products & Chemicals, Inc. (Chemicals)	112	15,908
Akamai Technologies, Inc.* (Internet Software & Services)	98	5,481
Alaska Air Group, Inc. (Airlines)	70	4,080
Albemarle Corp. (Chemicals)	63	4,997
Alcoa, Inc. (Metals & Mining)	742	6,878
Alexion Pharmaceuticals, Inc.* (Biotechnology)	126	14,712
Allegion PLC (Building Products)	56	3,888
Allergan PLC* (Pharmaceuticals)	224	51,764
Alliance Data Systems Corp.* (IT Services)	35	6,857
Alliant Energy Corp. (Electric Utilities)	126	5,002
Alphabet, Inc.*—Class A (Internet Software & Services)	168	118,193
Alphabet, Inc.*—Class C (Internet Software & Services)	168	116,273
Altria Group, Inc. (Tobacco)	1,106	76,270
Amazon.com, Inc.* (Internet & Catalog Retail)	217	155,289
Ameren Corp. (Multi-Utilities)	140	7,501
American Airlines Group, Inc. (Airlines)	329	9,314
American Electric Power Co., Inc. (Electric Utilities)	280	19,625
American Express Co. (Consumer Finance)	455	27,646
American International Group, Inc. (Insurance)	630	33,320
American Tower Corp. (Real Estate Investment Trusts)	238	27,039
American Water Works Co., Inc. (Water Utilities)	98	8,282
Ameriprise Financial, Inc. (Capital Markets)	91	8,176
AmerisourceBergen Corp. (Health Care Providers & Services)	105	8,329
AMETEK, Inc. (Electrical Equipment)	133	6,149
Amgen, Inc. (Biotechnology)	427	64,968
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	175	10,033
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	287	15,283
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	175	9,912
Anthem, Inc. (Health Care Providers & Services)	147	19,307
Aon PLC (Insurance)	147	16,057
Apache Corp. (Oil, Gas & Consumable Fuels)	217	12,080
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	91	4,019
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,087	295,118
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	616	14,766
Archer-Daniels-Midland Co. (Food Products)	329	14,111
Arthur J. Gallagher & Co. (Insurance)	98	4,665
Assurant, Inc. (Insurance)	35	3,021
AT&T, Inc. (Diversified Telecommunication Services)	3,472	150,025
Autodesk, Inc.* (Software)	126	6,822
Automatic Data Processing, Inc. (IT Services)	259	23,794
AutoNation, Inc.* (Specialty Retail)	42	1,973
AutoZone, Inc.* (Specialty Retail)	14	11,114
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	77	13,890

See accompanying notes to financial statements.

122 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Avery Dennison Corp. (Containers & Packaging)	49	$3,663
Baker Hughes, Inc. (Energy Equipment & Services)	245	11,057
Ball Corp. (Containers & Packaging)	77	5,566
Bank of America Corp. (Banks)	5,796	76,913
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	42	9,877
Baxter International, Inc. (Health Care Equipment & Supplies)	308	13,928
BB&T Corp. (Banks)	462	16,452
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	119	20,181
Bed Bath & Beyond, Inc. (Specialty Retail)	84	3,630
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,057	153,043
Best Buy Co., Inc. (Specialty Retail)	161	4,927
Biogen, Inc.* (Biotechnology)	126	30,469
BlackRock, Inc. (Capital Markets)	70	23,977
BorgWarner, Inc. (Auto Components)	126	3,720
Boston Properties, Inc. (Real Estate Investment Trusts)	84	11,080
Boston Scientific Corp.* (Health Care Equipment & Supplies)	763	17,831
Bristol-Myers Squibb Co. (Pharmaceuticals)	945	69,505
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	210	32,634
Brown-Forman Corp.—Class B (Beverages)	56	5,587
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	84	6,237
CA, Inc. (Software)	168	5,515
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	259	6,667
Campbell Soup Co. (Food Products)	98	6,520
Capital One Financial Corp. (Consumer Finance)	287	18,227
Cardinal Health, Inc. (Health Care Providers & Services)	182	14,198
CarMax, Inc.* (Specialty Retail)	112	5,491
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	245	10,829
Caterpillar, Inc. (Machinery)	329	24,941
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	168	4,449
CBS Corp.—Class B (Media)	231	12,576
Celgene Corp.* (Biotechnology)	434	42,805
Centene Corp.* (Health Care Providers & Services)	98	6,994
CenterPoint Energy, Inc. (Multi-Utilities)	245	5,880
CenturyLink, Inc. (Diversified Telecommunication Services)	308	8,935
Cerner Corp.* (Health Care Technology)	168	9,845
CF Industries Holdings, Inc. (Chemicals)	133	3,205
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	329	1,408
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,064	111,538
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	14	5,639
Chubb, Ltd. (Insurance)	259	33,853
Church & Dwight Co., Inc. (Household Products)	70	7,202
Cigna Corp. (Health Care Providers & Services)	147	18,815
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	56	6,682
Cincinnati Financial Corp. (Insurance)	84	6,291
Cintas Corp. (Commercial Services & Supplies)	49	4,808
Cisco Systems, Inc. (Communications Equipment)	2,835	81,337
Citigroup, Inc. (Banks)	1,652	70,028
Citizens Financial Group, Inc. (Banks)	301	6,014
Citrix Systems, Inc.* (Software)	84	6,728
CME Group, Inc. (Diversified Financial Services)	189	18,409
CMS Energy Corp. (Multi-Utilities)	154	7,062
Coach, Inc. (Textiles, Apparel & Luxury Goods)	154	6,274
Cognizant Technology Solutions Corp.* (IT Services)	343	19,633
Colgate-Palmolive Co. (Household Products)	504	36,893
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	224	5,710
Comcast Corp.—Class A (Media)	1,365	88,985
Comerica, Inc. (Banks)	98	4,031
ConAgra Foods, Inc. (Food Products)	245	11,713
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	77	9,184
ConocoPhillips (Oil, Gas & Consumable Fuels)	700	30,520
Consolidated Edison, Inc. (Multi-Utilities)	175	14,077
Constellation Brands, Inc.—Class A (Beverages)	98	16,209
Corning, Inc. (Electronic Equipment, Instruments & Components)	609	12,473
Costco Wholesale Corp. (Food & Staples Retailing)	245	38,475
Crown Castle International Corp. (Real Estate Investment Trusts)	189	19,170
CSRA, Inc. (IT Services)	77	1,804
CSX Corp. (Road & Rail)	539	14,057
Cummins, Inc. (Machinery)	91	10,232
CVS Health Corp. (Food & Staples Retailing)	609	58,305
D.R. Horton, Inc. (Household Durables)	189	5,950
Danaher Corp. (Industrial Conglomerates)	336	33,936
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	63	3,990
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	91	7,036
Deere & Co. (Machinery)	168	13,615
Delphi Automotive PLC (Auto Components)	154	9,640
Delta Air Lines, Inc. (Airlines)	434	15,810
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	133	8,251
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	294	10,658
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	35	852
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	84	9,155
Discover Financial Services (Consumer Finance)	231	12,379
Discovery Communications, Inc.*—Class A (Media)	84	2,119
Discovery Communications, Inc.*—Class C (Media)	133	3,172
Dollar General Corp. (Multiline Retail)	161	15,134
Dollar Tree, Inc.* (Multiline Retail)	133	12,534
Dominion Resources, Inc. (Multi-Utilities)	350	27,275
Dover Corp. (Machinery)	91	6,308
Dr. Pepper Snapple Group, Inc. (Beverages)	105	10,146
DTE Energy Co. (Multi-Utilities)	98	9,714
Duke Energy Corp. (Electric Utilities)	392	33,630
E*TRADE Financial Corp.* (Capital Markets)	154	3,617
E.I. du Pont de Nemours & Co. (Chemicals)	490	31,753
Eastman Chemical Co. (Chemicals)	84	5,704
Eaton Corp. PLC (Electrical Equipment)	259	15,470
eBay, Inc.* (Internet Software & Services)	595	13,929

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 123

Common Stocks, continued

	Shares		Value
Ecolab, Inc. (Chemicals)	147		$17,434
Edison International (Electric Utilities)	182		14,136
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	119		11,868
Electronic Arts, Inc.* (Software)	168		12,728
Eli Lilly & Co. (Pharmaceuticals)	546		42,998
EMC Corp. (Technology Hardware, Storage & Peripherals)	1,099		29,860
Emerson Electric Co. (Electrical Equipment)	364		18,986
Endo International PLC* (Pharmaceuticals)	119		1,855
Entergy Corp. (Electric Utilities)	98		7,972
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	308		25,693
EQT Corp. (Oil, Gas & Consumable Fuels)	98		7,588
Equifax, Inc. (Professional Services)	70		8,988
Equinix, Inc. (Real Estate Investment Trusts)	42		16,285
Equity Residential (Real Estate Investment Trusts)	203		13,983
Essex Property Trust, Inc. (Real Estate Investment Trusts)	35		7,983
Eversource Energy (Electric Utilities)	182		10,902
Exelon Corp. (Electric Utilities)	518		18,834
Expedia, Inc. (Internet & Catalog Retail)	63		6,697
Expeditors International of Washington, Inc. (Air Freight & Logistics)	105		5,149
Express Scripts Holding Co.* (Health Care Providers & Services)	357		27,060
Extra Space Storage, Inc. (Real Estate Investment Trusts)	70		6,478
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,338		219,163
F5 Networks, Inc.* (Communications Equipment)	35		3,984
Facebook, Inc.*—Class A (Internet Software & Services)	1,302		148,793
Fastenal Co. (Trading Companies & Distributors)	161		7,147
Federal Realty Investment Trust (Real Estate Investment Trusts)	42		6,953
FedEx Corp. (Air Freight & Logistics)	140		21,249
Fidelity National Information Services, Inc. (IT Services)	154		11,347
Fifth Third Bancorp (Banks)	434		7,634
First Horizon National Corp. (Banks)	—	(a)	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	42		2,036
FirstEnergy Corp. (Electric Utilities)	238		8,309
Fiserv, Inc.* (IT Services)	126		13,700
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	77		2,383
Flowserve Corp. (Machinery)	77		3,478
Fluor Corp. (Construction & Engineering)	77		3,794
FMC Corp. (Chemicals)	77		3,566
FMC Technologies, Inc.* (Energy Equipment & Services)	126		3,360
Foot Locker, Inc. (Specialty Retail)	77		4,224
Ford Motor Co. (Automobiles)	2,198		27,629
Fortune Brands Home & Security, Inc. (Building Products)	84		4,869
Franklin Resources, Inc. (Capital Markets)	210		7,008
Freeport-McMoRan, Inc. (Metals & Mining)	707		7,876
Frontier Communications Corp. (Diversified Telecommunication Services)	665		3,285
Garmin, Ltd. (Household Durables)	63		2,672
General Dynamics Corp. (Aerospace & Defense)	161		22,418
General Electric Co. (Industrial Conglomerates)	5,187		163,288
General Growth Properties, Inc. (Real Estate Investment Trusts)	329		9,811
General Mills, Inc. (Food Products)	336		23,964
General Motors Co. (Automobiles)	791		22,385
Genuine Parts Co. (Distributors)	84		8,505
Gilead Sciences, Inc. (Biotechnology)	749		62,482
Global Payments, Inc. (IT Services)	84		5,996
H & R Block, Inc. (Diversified Consumer Services)	126		2,898
Halliburton Co. (Energy Equipment & Services)	483		21,875
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	210		5,277
Harley-Davidson, Inc. (Automobiles)	105		4,757
Harman International Industries, Inc. (Household Durables)	42		3,016
Harris Corp. (Communications Equipment)	70		5,841
Hartford Financial Services Group, Inc. (Insurance)	224		9,941
Hasbro, Inc. (Leisure Products)	63		5,291
HCA Holdings, Inc.* (Health Care Providers & Services)	168		12,938
HCP, Inc. (Real Estate Investment Trusts)	266		9,411
Helmerich & Payne, Inc. (Energy Equipment & Services)	63		4,229
Henry Schein, Inc.* (Health Care Providers & Services)	49		8,663
Hess Corp. (Oil, Gas & Consumable Fuels)	147		8,835
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	938		17,137
Hologic, Inc.* (Health Care Equipment & Supplies)	140		4,844
Honeywell International, Inc. (Aerospace & Defense)	427		49,669
Hormel Foods Corp. (Food Products)	154		5,636
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	420		6,808
HP, Inc. (Technology Hardware, Storage & Peripherals)	966		12,123
Humana, Inc. (Health Care Providers & Services)	84		15,110
Huntington Bancshares, Inc. (Banks)	448		4,005
Illinois Tool Works, Inc. (Machinery)	182		18,957
Illumina, Inc.* (Life Sciences Tools & Services)	84		11,792
Ingersoll-Rand PLC (Machinery)	147		9,361
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,660		87,249
Intercontinental Exchange, Inc. (Diversified Financial Services)	70		17,917
International Business Machines Corp. (IT Services)	497		75,435
International Flavors & Fragrances, Inc. (Chemicals)	42		5,295
International Paper Co. (Containers & Packaging)	231		9,789
Intuit, Inc. (Software)	147		16,407
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	21		13,890
Invesco, Ltd. (Capital Markets)	238		6,079
Iron Mountain, Inc. (Real Estate Investment Trusts)	133		5,297
J.B. Hunt Transport Services, Inc. (Road & Rail)	49		3,966
Jacobs Engineering Group, Inc.* (Construction & Engineering)	70		3,487
Johnson & Johnson (Pharmaceuticals)	1,554		188,500
Johnson Controls, Inc. (Auto Components)	364		16,111
JPMorgan Chase & Co. (Banks)	2,065		128,319

See accompanying notes to financial statements.

124 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Juniper Networks, Inc. (Communications Equipment)	196	$4,408
Kansas City Southern (Road & Rail)	63	5,676
Kellogg Co. (Food Products)	140	11,431
KeyCorp (Banks)	476	5,260
Kimberly-Clark Corp. (Household Products)	203	27,908
Kimco Realty Corp. (Real Estate Investment Trusts)	238	7,468
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,029	19,263
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	91	6,666
Kohl’s Corp. (Multiline Retail)	105	3,982
L Brands, Inc. (Specialty Retail)	140	9,398
L-3 Communications Holdings, Inc. (Aerospace & Defense)	42	6,161
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	56	7,295
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	91	7,649
Legg Mason, Inc. (Capital Markets)	56	1,651
Leggett & Platt, Inc. (Household Durables)	77	3,935
Lennar Corp.—Class A (Household Durables)	105	4,841
Leucadia National Corp. (Diversified Financial Services)	189	3,275
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	161	8,290
Lincoln National Corp. (Insurance)	133	5,156
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	133	6,188
LKQ Corp.* (Distributors)	175	5,548
Lockheed Martin Corp. (Aerospace & Defense)	147	36,481
Loews Corp. (Insurance)	154	6,328
Lowe’s Cos., Inc. (Specialty Retail)	497	39,347
LyondellBasell Industries N.V.—Class A (Chemicals)	196	14,586
M&T Bank Corp. (Banks)	91	10,759
Macy’s, Inc. (Multiline Retail)	175	5,882
Mallinckrodt PLC* (Pharmaceuticals)	63	3,829
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	476	7,145
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	301	11,426
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	105	6,995
Marsh & McLennan Cos., Inc. (Insurance)	294	20,127
Martin Marietta Materials, Inc. (Construction Materials)	35	6,720
Masco Corp. (Building Products)	189	5,848
MasterCard, Inc.—Class A (IT Services)	546	48,081
Mattel, Inc. (Leisure Products)	189	5,914
McCormick & Co., Inc. (Food Products)	63	6,720
McDonald’s Corp. (Hotels, Restaurants & Leisure)	497	59,810
McKesson Corp. (Health Care Providers & Services)	126	23,518
Mead Johnson Nutrition Co.—Class A (Food Products)	105	9,529
Medtronic PLC (Health Care Equipment & Supplies)	791	68,635
Merck & Co., Inc. (Pharmaceuticals)	1,561	89,929
MetLife, Inc. (Insurance)	623	24,813
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	98	4,849
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	119	6,040
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	588	8,091
Microsoft Corp. (Software)	4,431	226,733
Mohawk Industries, Inc.* (Household Durables)	35	6,642
Molson Coors Brewing Co.—Class B (Beverages)	105	10,619
Mondelez International, Inc.—Class A (Food Products)	875	39,821
Monsanto Co. (Chemicals)	245	25,335
Monster Beverage Corp.* (Beverages)	77	12,375
Moody’s Corp. (Diversified Financial Services)	98	9,184
Morgan Stanley (Capital Markets)	854	22,187
Motorola Solutions, Inc. (Communications Equipment)	91	6,003
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	91	2,889
Mylan N.V.* (Pharmaceuticals)	238	10,291
National Oilwell Varco, Inc. (Energy Equipment & Services)	210	7,067
Navient Corp. (Consumer Finance)	189	2,259
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	161	3,959
Netflix, Inc.* (Internet & Catalog Retail)	245	22,413
Newell Rubbermaid, Inc. (Household Durables)	259	12,579
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	112	4,948
Newmont Mining Corp. (Metals & Mining)	301	11,775
News Corp.—Class A (Media)	217	2,463
News Corp.—Class B (Media)	63	735
NextEra Energy, Inc. (Electric Utilities)	259	33,773
Nielsen Holdings PLC (Professional Services)	203	10,550
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	749	41,345
NiSource, Inc. (Multi-Utilities)	182	4,827
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	245	8,788
Nordstrom, Inc. (Multiline Retail)	70	2,664
Norfolk Southern Corp. (Road & Rail)	168	14,302
Northern Trust Corp. (Capital Markets)	119	7,885
Northrop Grumman Corp. (Aerospace & Defense)	105	23,339
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	175	2,623
Nucor Corp. (Metals & Mining)	182	8,993
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	287	13,492
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	434	32,793
Omnicom Group, Inc. (Media)	133	10,838
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	119	5,647
Oracle Corp. (Software)	1,757	71,914
O’Reilly Automotive, Inc.* (Specialty Retail)	56	15,182
Owens-Illinois, Inc.* (Containers & Packaging)	91	1,639
PACCAR, Inc. (Machinery)	196	10,167
Parker-Hannifin Corp. (Machinery)	77	8,320
Patterson Cos., Inc. (Health Care Providers & Services)	49	2,347
Paychex, Inc. (IT Services)	182	10,829
PayPal Holdings, Inc.* (IT Services)	623	22,746
Pentair PLC (Machinery)	105	6,120
People’s United Financial, Inc. (Banks)	175	2,566
PepsiCo, Inc. (Beverages)	812	86,023
PerkinElmer, Inc. (Life Sciences Tools & Services)	63	3,302

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 125

Common Stocks, continued

	Shares	Value
Perrigo Co. PLC (Pharmaceuticals)	84	$7,616
Pfizer, Inc. (Pharmaceuticals)	3,423	120,524
PG&E Corp. (Electric Utilities)	280	17,898
Philip Morris International, Inc. (Tobacco)	875	89,005
Phillips 66 (Oil, Gas & Consumable Fuels)	266	21,104
Pinnacle West Capital Corp. (Electric Utilities)	63	5,107
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	91	13,760
Pitney Bowes, Inc. (Commercial Services & Supplies)	105	1,869
PNC Financial Services Group, Inc. (Banks)	280	22,789
PPG Industries, Inc. (Chemicals)	147	15,310
PPL Corp. (Electric Utilities)	385	14,534
Praxair, Inc. (Chemicals)	161	18,095
Principal Financial Group, Inc. (Insurance)	154	6,331
Prologis, Inc. (Real Estate Investment Trusts)	294	14,418
Prudential Financial, Inc. (Insurance)	252	17,978
Public Service Enterprise Group, Inc. (Multi-Utilities)	287	13,377
Public Storage (Real Estate Investment Trusts)	84	21,470
PulteGroup, Inc. (Household Durables)	175	3,411
PVH Corp. (Textiles, Apparel & Luxury Goods)	49	4,617
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	70	3,868
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	826	44,249
Quanta Services, Inc.* (Construction & Engineering)	84	1,942
Quest Diagnostics, Inc. (Health Care Providers & Services)	77	6,269
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	35	3,137
Range Resources Corp. (Oil, Gas & Consumable Fuels)	98	4,228
Raytheon Co. (Aerospace & Defense)	168	22,840
Realty Income Corp. (Real Estate Investment Trusts)	147	10,196
Red Hat, Inc.* (Software)	105	7,623
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	42	14,668
Regions Financial Corp. (Banks)	714	6,076
Republic Services, Inc. (Commercial Services & Supplies)	133	6,824
Reynolds American, Inc. (Tobacco)	469	25,293
Robert Half International, Inc. (Professional Services)	77	2,938
Rockwell Automation, Inc. (Electrical Equipment)	70	8,037
Rockwell Collins, Inc. (Aerospace & Defense)	70	5,960
Roper Technologies, Inc. (Industrial Conglomerates)	56	9,551
Ross Stores, Inc. (Specialty Retail)	224	12,699
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	98	6,581
Ryder System, Inc. (Road & Rail)	28	1,712
S&P Global, Inc. (Diversified Financial Services)	147	15,767
salesforce.com, Inc.* (Software)	357	28,349
SCANA Corp. (Multi-Utilities)	84	6,355
Schlumberger, Ltd. (Energy Equipment & Services)	784	61,999
Scripps Networks Interactive, Inc.—Class A (Media)	56	3,487
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	168	4,092
Sealed Air Corp. (Containers & Packaging)	112	5,149
Sempra Energy (Multi-Utilities)	133	15,165
Signet Jewelers, Ltd. (Specialty Retail)	42	3,461
Simon Property Group, Inc. (Real Estate Investment Trusts)	175	37,957
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	105	6,644
SL Green Realty Corp. (Real Estate Investment Trusts)	56	5,962
Snap-on, Inc. (Machinery)	35	5,524
Southwest Airlines Co. (Airlines)	357	13,998
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	217	2,730
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	385	14,103
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	161	12,558
Stanley Black & Decker, Inc. (Machinery)	84	9,342
Staples, Inc. (Specialty Retail)	364	3,138
Starbucks Corp. (Hotels, Restaurants & Leisure)	826	47,181
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	98	7,247
State Street Corp. (Capital Markets)	224	12,078
Stericycle, Inc.* (Commercial Services & Supplies)	49	5,102
Stryker Corp. (Health Care Equipment & Supplies)	175	20,970
SunTrust Banks, Inc. (Banks)	280	11,502
Symantec Corp. (Software)	343	7,045
Synchrony Financial* (Consumer Finance)	469	11,856
Sysco Corp. (Food & Staples Retailing)	294	14,918
T. Rowe Price Group, Inc. (Capital Markets)	140	10,216
Target Corp. (Multiline Retail)	329	22,970
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	203	11,593
TEGNA, Inc. (Media)	126	2,919
Teradata Corp.* (IT Services)	70	1,755
Tesoro Corp. (Oil, Gas & Consumable Fuels)	70	5,244
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	567	35,523
Textron, Inc. (Aerospace & Defense)	154	5,630
The AES Corp. (Independent Power and Renewable Electricity Producers)	371	4,630
The Allstate Corp. (Insurance)	210	14,690
The Bank of New York Mellon Corp. (Capital Markets)	609	23,660
The Boeing Co. (Aerospace & Defense)	336	43,636
The Charles Schwab Corp. (Capital Markets)	679	17,185
The Clorox Co. (Household Products)	70	9,687
The Coca-Cola Co. (Beverages)	2,198	99,635
The Dow Chemical Co. (Chemicals)	630	31,317
The Dun & Bradstreet Corp. (Professional Services)	21	2,559
The Estee Lauder Cos., Inc.—Class A (Personal Products)	126	11,469
The Gap, Inc. (Specialty Retail)	126	2,674
The Goldman Sachs Group, Inc. (Capital Markets)	217	32,242
The Goodyear Tire & Rubber Co. (Auto Components)	147	3,772
The Hershey Co. (Food Products)	77	8,739
The Home Depot, Inc. (Specialty Retail)	700	89,383
The Interpublic Group of Cos., Inc. (Media)	224	5,174
The JM Smucker Co.—Class A (Food Products)	70	10,669
The Kraft Heinz Co. (Food Products)	336	29,729
The Kroger Co. (Food & Staples Retailing)	539	19,830

See accompanying notes to financial statements.

126 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
The Macerich Co. (Real Estate Investment Trusts)	70	$5,977
The Mosaic Co. (Chemicals)	196	5,131
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	63	4,074
The Priceline Group, Inc.* (Internet & Catalog Retail)	28	34,955
The Procter & Gamble Co. (Household Products)	1,498	126,837
The Progressive Corp. (Insurance)	329	11,022
The Sherwin-Williams Co. (Chemicals)	42	12,334
The Southern Co. (Electric Utilities)	532	28,531
The TJX Cos., Inc. (Specialty Retail)	371	28,652
The Travelers Cos., Inc. (Insurance)	168	19,999
The Walt Disney Co. (Media)	840	82,169
The Western Union Co. (IT Services)	280	5,370
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	385	8,328
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	224	33,098
Tiffany & Co. (Specialty Retail)	63	3,820
Time Warner, Inc. (Media)	441	32,431
Torchmark Corp. (Insurance)	63	3,895
Total System Services, Inc. (IT Services)	98	5,205
Tractor Supply Co. (Specialty Retail)	77	7,021
TransDigm Group, Inc.* (Aerospace & Defense)	28	7,383
Transocean, Ltd. (Energy Equipment & Services)	196	2,330
TripAdvisor, Inc.* (Internet & Catalog Retail)	63	4,051
Twenty-First Century Fox, Inc.—Class A (Media)	616	16,663
Twenty-First Century Fox, Inc.—Class B (Media)	245	6,676
Tyco International PLC (Commercial Services & Supplies)	238	10,139
Tyson Foods, Inc.—Class A (Food Products)	168	11,221
U.S. Bancorp (Banks)	917	36,983
UDR, Inc. (Real Estate Investment Trusts)	154	5,686
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	35	8,527
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	105	4,214
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	105	3,824
Union Pacific Corp. (Road & Rail)	476	41,530
United Continental Holdings, Inc.* (Airlines)	189	7,757
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	392	42,227
United Rentals, Inc.* (Trading Companies & Distributors)	49	3,288
United Technologies Corp. (Aerospace & Defense)	441	45,225
UnitedHealth Group, Inc. (Health Care Providers & Services)	539	76,106
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	49	6,571
Unum Group (Insurance)	133	4,228
Urban Outfitters, Inc.* (Specialty Retail)	49	1,348
V.F. Corp. (Textiles, Apparel & Luxury Goods)	189	11,622
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	266	13,566
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	56	4,605
Ventas, Inc. (Real Estate Investment Trusts)	189	13,763
VeriSign, Inc.* (Internet Software & Services)	56	4,842
Verisk Analytics, Inc.*—Class A (Professional Services)	84	6,811
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,296	128,209
Vertex Pharmaceuticals, Inc.* (Biotechnology)	140	12,043
Viacom, Inc.—Class B (Media)	196	8,128
Visa, Inc.—Class A (IT Services)	1,071	79,435
Vornado Realty Trust (Real Estate Investment Trusts)	98	9,812
Vulcan Materials Co. (Construction Materials)	77	9,268
W.W. Grainger, Inc. (Trading Companies & Distributors)	35	7,953
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	490	40,802
Wal-Mart Stores, Inc. (Food & Staples Retailing)	861	62,869
Waste Management, Inc. (Commercial Services & Supplies)	231	15,309
Waters Corp.* (Life Sciences Tools & Services)	49	6,892
WEC Energy Group, Inc. (Multi-Utilities)	175	11,428
Wells Fargo & Co. (Banks)	2,604	123,247
Welltower, Inc. (Real Estate Investment Trusts)	203	15,463
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	161	7,609
WestRock Co. (Containers & Packaging)	140	5,442
Weyerhaeuser Co. (Real Estate Investment Trusts)	420	12,503
Whirlpool Corp. (Household Durables)	42	6,999
Whole Foods Market, Inc. (Food & Staples Retailing)	182	5,828
Willis Towers Watson PLC (Insurance)	77	9,572
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	63	4,487
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	49	4,441
Xcel Energy, Inc. (Electric Utilities)	287	12,852
Xerox Corp. (IT Services)	539	5,115
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	140	6,458
XL Group PLC (Insurance)	161	5,363
Xylem, Inc. (Machinery)	98	4,376
Yahoo!, Inc.* (Internet Software & Services)	490	18,404
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	231	19,155
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	98	11,797
Zions Bancorp (Banks)	112	2,815
Zoetis, Inc. (Pharmaceuticals)	259	12,292
TOTAL COMMON STOCKS (Cost $6,039,991)		10,257,295

Repurchase Agreements(b)(c) (20.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $3,946,039	$3,946,000	$3,946,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,946,000)		3,946,000
TOTAL INVESTMENT SECURITIES (Cost $9,985,991)—75.0%		14,203,295
Net other assets (liabilities)—25.0%		4,739,600
NET ASSETS—100.0%		$18,942,895

*                 Non-income producing security

(a)         Number of shares is less than 0.50

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 127

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $2,056,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	4	9/19/16	$418,200	$(2,833)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	7/27/16	0.59%	$7,610,065	$358,692
SPDR S&P 500 ETF	Goldman Sachs International	7/27/16	0.50%	5,423,681	157,562
				13,033,746	516,254
S&P 500	UBS AG	7/27/16	0.54%	9,743,311	44,681
SPDR S&P 500 ETF	UBS AG	7/27/16	0.54%	4,082,311	283,326
				13,825,622	328,007
				$26,859,368	$844,261

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraBull invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$268,742	1.4%
Air Freight & Logistics	74,862	0.4%
Airlines	50,959	0.3%
Auto Components	33,243	0.2%
Automobiles	54,771	0.3%
Banks	535,397	2.9%
Beverages	240,594	1.3%
Biotechnology	298,485	1.6%
Building Products	14,605	0.1%
Capital Markets	179,903	0.9%
Chemicals	209,970	1.0%
Commercial Services & Supplies	44,051	0.2%
Communications Equipment	101,573	0.5%
Construction & Engineering	9,223	NM
Construction Materials	15,988	0.1%
Consumer Finance	72,367	0.4%
Containers & Packaging	31,248	0.2%
Distributors	14,053	0.1%
Diversified Consumer Services	2,898	NM
Diversified Financial Services	221,669	1.2%
Diversified Telecommunication Services	298,744	1.6%
Electric Utilities	231,105	1.3%
Electrical Equipment	55,585	0.3%
Electronic Equipment, Instruments & Components	36,482	0.2%
Energy Equipment & Services	112,769	0.6%
Food & Staples Retailing	241,027	1.2%
Food Products	189,803	1.0%
Health Care Equipment & Supplies	251,705	1.3%
Health Care Providers & Services	284,493	1.5%
Health Care Technology	9,845	0.1%
Hotels, Restaurants & Leisure	176,355	0.9%
Household Durables	50,045	0.3%
Household Products	208,527	1.1%
Independent Power and Renewable Electricity Producers	7,253	NM
Industrial Conglomerates	266,841	1.4%
Insurance	273,319	1.4%
Internet & Catalog Retail	223,405	1.2%
Internet Software & Services	425,915	2.2%
IT Services	376,754	2.0%
Leisure Products	11,205	0.1%
Life Sciences Tools & Services	63,158	0.3%
Machinery	130,741	0.7%
Media	278,535	1.4%
Metals & Mining	35,522	0.2%
Multiline Retail	63,166	0.3%
Multi-Utilities	122,661	0.6%
Oil, Gas & Consumable Fuels	646,971	3.4%
Personal Products	11,469	0.1%
Pharmaceuticals	599,103	3.2%
Professional Services	31,846	0.2%
Real Estate Investment Trusts	328,037	1.8%
Real Estate Management & Development	4,449	NM
Road & Rail	81,243	0.4%
Semiconductors & Semiconductor Equipment	291,465	1.5%
Software	428,059	2.4%
Specialty Retail	262,797	1.4%
Technology Hardware, Storage & Peripherals	369,898	2.0%
Textiles, Apparel & Luxury Goods	85,159	0.4%
Tobacco	190,568	1.0%
Trading Companies & Distributors	18,388	0.1%
Water Utilities	8,282	NM
Other**	8,685,600	45.8%
Total	$18,942,895	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

128 :: ProFund VP UltraBull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$9,985,991
Securities, at value	10,257,295
Repurchase agreements, at value	3,946,000
Total Investment Securities, at value	14,203,295
Cash	477
Segregated cash balances with brokers	18,480
Dividends and interest receivable	23,201
Unrealized gain on swap agreements	844,261
Receivable for capital shares issued	8,175,498
Receivable for investments sold	5,924
Variation margin on futures contracts	4,840
Prepaid expenses	223
TOTAL ASSETS	23,276,199
LIABILITIES:
Payable for investments purchased	2,938,144
Payable for capital shares redeemed	1,346,262
Advisory fees payable	15,312
Management services fees payable	2,042
Administration fees payable	747
Administrative services fees payable	5,464
Distribution fees payable	7,029
Trustee fees payable	8
Transfer agency fees payable	2,229
Fund accounting fees payable	930
Compliance services fees payable	111
Other accrued expenses	15,026
TOTAL LIABILITIES	4,333,304
NET ASSETS	$18,942,895
NET ASSETS CONSIST OF:
Capital	$14,262,323
Accumulated net investment income (loss)	(12,158)
Accumulated net realized gains (losses) on investments	(366,002)
Net unrealized appreciation (depreciation) on investments	5,058,732
NET ASSETS	$18,942,895
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,296,534
Net Asset Value (offering and redemption price per share)	$14.61

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$133,729
Interest	8,957
TOTAL INVESTMENT INCOME	142,686
EXPENSES:
Advisory fees	69,873
Management services fees	9,316
Administration fees	3,772
Transfer agency fees	5,560
Administrative services fees	17,241
Distribution fees	23,291
Custody fees	1,476
Fund accounting fees	6,013
Trustee fees	263
Compliance services fees	122
Other fees	12,252
Recoupment of prior expenses reduced by the Advisor	7,338
TOTAL NET EXPENSES	156,517
NET INVESTMENT INCOME (LOSS)	(13,831)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	323,428
Net realized gains (losses) on futures contracts	(15,882)
Net realized gains (losses) on swap agreements	(1,275,245)
Change in net unrealized appreciation/depreciation on investments	887,652
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(80,047)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(93,878)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 129

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(13,831)	$(102,099)
Net realized gains (losses) on investments	(967,699)	4,567,050
Change in net unrealized appreciation/depreciation on investments	887,652	(926,556)
Change in net assets resulting from operations	(93,878)	3,538,395
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(6,183,820)
Change in net assets resulting from distributions	—	(6,183,820)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	339,186,797	1,179,528,463
Distributions reinvested	—	6,123,710
Value of shares redeemed	(348,830,314)	(1,221,643,951)
Change in net assets resulting from capital transactions	(9,643,517)	(35,991,778)
Change in net assets	(9,737,395)	(38,637,203)
NET ASSETS:
Beginning of period	28,680,290	67,317,493
End of period	$18,942,895	$28,680,290
Accumulated net investment income (loss)	$(12,158)	$1,673
SHARE TRANSACTIONS:
Issued	24,809,842	79,471,220
Reinvested	—	408,792
Redeemed	(25,567,758)	(81,905,784)
Change in shares	(757,916)	(2,025,772)

See accompanying notes to financial statements.

130 :: ProFund VP UltraBull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$13.96		$16.50		$19.63	$13.42	$10.41	$11.74
Investment Activities:
Net investment income (loss)(a)	(0.01)		(0.05)		(0.06)	(0.08)	(0.06)	(0.12)
Net realized and unrealized gains (losses) on investments	0.66	(b)	(0.27	)(b)	3.73	8.47	3.07	(0.31)
Total income (loss) from investment activities	0.65		(0.32)		3.67	8.39	3.01	(0.43)
Distributions to Shareholders From:
Net realized gains on investments	—		(2.22)		(6.80)	(2.18)	—	(0.84)
Return of capital	—		—		—	—	—	(0.06)
Total distributions	—		(2.22)		(6.80)	(2.18)	—	(0.90)
Net Asset Value, End of Period	$14.61		$13.96		$16.50	$19.63	$13.42	$10.41
Total Return	4.66	%(c)	(2.88)%		23.24%	68.05%	28.91%	(4.83)%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.68%		1.78%	1.79%	1.84%	1.68%
Net expenses(d)	1.68%		1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.15)%		(0.35)%		(0.38)%	(0.50)%	(0.45)%	(1.01)%
Supplemental Data:
Net assets, end of period (000’s)	$18,943		$28,680		$67,317	$35,757	$19,250	$26,716
Portfolio turnover rate(e)	1,018	%(c)	2,578%		2,750%	1,884%	1,571%	3%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 131

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results that, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	9%
Swap Agreements	127%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.5%
Mettler-Toledo International, Inc.	0.4%
Ingredion, Inc.	0.4%
Duke Realty Corp.	0.4%
ResMed, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Financials	26%
Information Technology	17%
Industrials	13%
Consumer Discretionary	12%
Health Care	9%
Materials	8%
Utilities	6%
Consumer Staples	5%
Energy	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	896	$12,266
A.O. Smith Corp. (Building Products)	616	54,275
Aaron’s, Inc. (Specialty Retail)	504	11,033
Abercrombie & Fitch Co.—Class A (Specialty Retail)	560	9,974
ABIOMED, Inc.* (Health Care Equipment & Supplies)	336	36,721
ACI Worldwide, Inc.* (Software)	952	18,574
Acxiom Corp.* (IT Services)	616	13,546
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,264	27,057
AECOM* (Construction & Engineering)	1,232	39,141
AGCO Corp. (Machinery)	560	26,393
Akorn, Inc.* (Pharmaceuticals)	672	19,142
Alexander & Baldwin, Inc. (Real Estate Management & Development)	392	14,167
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	616	63,768
Align Technology, Inc.* (Health Care Equipment & Supplies)	616	49,619
Alleghany Corp.* (Insurance)	112	61,552
Allegheny Technologies, Inc. (Metals & Mining)	896	11,424
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,512	19,202
AMC Networks, Inc.*—Class A (Media)	504	30,452
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,064	56,254
American Eagle Outfitters, Inc. (Specialty Retail)	1,344	21,410
American Financial Group, Inc. (Insurance)	560	41,401
AmSurg Corp.* (Health Care Providers & Services)	448	34,738
ANSYS, Inc.* (Software)	728	66,066
AptarGroup, Inc. (Containers & Packaging)	504	39,882
Aqua America, Inc. (Water Utilities)	1,456	51,921
ARRIS International PLC* (Communications Equipment)	1,456	30,518
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	728	45,063
Ascena Retail Group, Inc.* (Specialty Retail)	1,400	9,786
Ashland, Inc. (Chemicals)	504	57,844
Aspen Insurance Holdings, Ltd. (Insurance)	504	23,376
Associated Banc-Corp. (Banks)	1,232	21,129
Atmos Energy Corp. (Gas Utilities)	840	68,310
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,064	43,103
Avon Products, Inc. (Personal Products)	3,584	13,548
BancorpSouth, Inc. (Banks)	672	15,248
Bank of Hawaii Corp. (Banks)	336	23,117
Bank of the Ozarks, Inc. (Banks)	672	25,213
BE Aerospace, Inc. (Aerospace & Defense)	840	38,787
Belden, Inc. (Electronic Equipment, Instruments & Components)	336	20,284
Bemis Co., Inc. (Containers & Packaging)	784	40,368
Big Lots, Inc. (Multiline Retail)	336	16,837
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	168	24,027
Bio-Techne Corp. (Life Sciences Tools & Services)	280	31,576
Black Hills Corp. (Multi-Utilities)	448	28,242
Brinker International, Inc. (Hotels, Restaurants & Leisure)	448	20,397
Broadridge Financial Solutions, Inc. (IT Services)	952	62,071
Brocade Communications Systems, Inc. (Communications Equipment)	3,808	34,957
Brown & Brown, Inc. (Insurance)	952	35,671
Brunswick Corp. (Leisure Products)	728	32,993
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	168	23,344
Cabela’s, Inc.*—Class A (Specialty Retail)	392	19,624
Cable One, Inc. (Media)	56	28,639
Cabot Corp. (Chemicals)	504	23,013
Cadence Design Systems, Inc.* (Software)	2,464	59,875

See accompanying notes to financial statements.

132 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
CalAtlantic Group, Inc. (Household Durables)	616	$22,613
Camden Property Trust (Real Estate Investment Trusts)	728	64,370
Care Capital Properties, Inc. (Real Estate Investment Trusts)	672	17,613
Carlisle Cos., Inc. (Industrial Conglomerates)	504	53,263
Carpenter Technology Corp. (Metals & Mining)	392	12,909
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	392	41,736
Casey’s General Stores, Inc. (Food & Staples Retailing)	336	44,188
Catalent, Inc.* (Pharmaceuticals)	896	20,599
Cathay General Bancorp (Banks)	616	17,371
CBOE Holdings, Inc. (Diversified Financial Services)	672	44,769
CDK Global, Inc. (Software)	1,288	71,471
CEB, Inc. (Professional Services)	280	17,270
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	392	32,316
Chico’s FAS, Inc. (Specialty Retail)	1,064	11,395
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	112	14,152
Ciena Corp.* (Communications Equipment)	1,064	19,950
Cinemark Holdings, Inc. (Media)	840	30,626
CLARCOR, Inc. (Machinery)	392	23,845
Clean Harbors, Inc.* (Commercial Services & Supplies)	448	23,345
CNO Financial Group, Inc. (Insurance)	1,456	25,422
Cognex Corp. (Electronic Equipment, Instruments & Components)	672	28,963
Commerce Bancshares, Inc. (Banks)	672	32,189
Commercial Metals Co. (Metals & Mining)	952	16,089
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	1,120	32,368
Community Health Systems, Inc.* (Health Care Providers & Services)	896	10,797
CommVault Systems, Inc.* (Software)	336	14,512
Compass Minerals International, Inc. (Metals & Mining)	280	20,773
Computer Sciences Corp. (IT Services)	1,120	55,608
comScore, Inc.* (Internet Software & Services)	392	9,361
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	1,904	30,635
Convergys Corp. (IT Services)	784	19,600
Copart, Inc.* (Commercial Services & Supplies)	840	41,168
CoreLogic, Inc.* (IT Services)	728	28,013
Corporate Office Properties Trust (Real Estate Investment Trusts)	784	23,183
Corrections Corp. of America (Real Estate Investment Trusts)	952	33,339
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	224	38,410
Crane Co. (Machinery)	392	22,234
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	840	20,530
CST Brands, Inc. (Specialty Retail)	616	26,537
Cullen/Frost Bankers, Inc. (Banks)	448	28,551
Curtiss-Wright Corp. (Aerospace & Defense)	392	33,026
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,576	27,177
Dana Holding Corp. (Auto Components)	1,232	13,010
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	728	34,973
Dean Foods Co. (Food Products)	728	13,170
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	280	16,106
Deluxe Corp. (Commercial Services & Supplies)	392	26,017
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	2,856	10,253
DeVry Education Group, Inc. (Diversified Consumer Services)	448	7,992
Dick’s Sporting Goods, Inc. (Specialty Retail)	728	32,804
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	560	13,905
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	392	51,502
Domtar Corp. (Paper & Forest Products)	504	17,645
Donaldson Co., Inc. (Machinery)	1,008	34,635
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,176	41,772
DreamWorks Animation SKG, Inc.*—Class A (Media)	560	22,887
Dril-Quip, Inc.* (Energy Equipment & Services)	336	19,632
DST Systems, Inc. (IT Services)	280	32,600
Duke Realty Corp. (Real Estate Investment Trusts)	2,856	76,140
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	728	31,755
Eagle Materials, Inc. (Construction Materials)	392	30,243
East West Bancorp, Inc. (Banks)	1,176	40,196
Eaton Vance Corp. (Capital Markets)	952	33,644
Edgewell Personal Care Co.* (Personal Products)	504	42,542
Education Realty Trust, Inc. (Real Estate Investment Trusts)	560	25,838
EMCOR Group, Inc. (Construction & Engineering)	504	24,827
Endurance Specialty Holdings, Ltd. (Insurance)	504	33,849
Energen Corp. (Oil, Gas & Consumable Fuels)	784	37,797
Energizer Holdings, Inc. (Household Products)	504	25,951
Ensco PLCADR—Class A (Energy Equipment & Services)	2,464	23,926
EPR Properties (Real Estate Investment Trusts)	504	40,663
Equity One, Inc. (Real Estate Investment Trusts)	728	23,427
Esterline Technologies Corp.* (Aerospace & Defense)	224	13,897
Everest Re Group, Ltd. (Insurance)	336	61,377
F.N.B. Corp. (Banks)	1,736	21,769
FactSet Research Systems, Inc. (Diversified Financial Services)	336	54,237
Fair Isaac Corp. (Software)	280	31,643
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	952	18,897
Federated Investors, Inc.—Class B (Capital Markets)	784	22,564
FEI Co. (Electronic Equipment, Instruments & Components)	336	35,912
First American Financial Corp. (Insurance)	896	36,037
First Horizon National Corp. (Banks)	1,904	26,237
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	952	26,485
First Niagara Financial Group, Inc. (Banks)	2,912	28,363
FirstMerit Corp. (Banks)	1,344	27,243
Flowers Foods, Inc. (Food Products)	1,512	28,350
Fortinet, Inc.* (Software)	1,176	37,150
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	336	9,586
FTI Consulting, Inc.* (Professional Services)	336	13,668
Fulton Financial Corp. (Banks)	1,400	18,900

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 133

Common Stocks, continued

	Shares	Value
GameStop Corp.—Class A (Specialty Retail)	840	$22,327
Gartner, Inc.* (IT Services)	672	65,461
GATX Corp. (Trading Companies & Distributors)	336	14,774
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	448	26,410
Gentex Corp. (Auto Components)	2,352	36,338
Genworth Financial, Inc.*—Class A (Insurance)	4,088	10,547
Graco, Inc. (Machinery)	448	35,388
Graham Holdings Co.—Class B (Diversified Consumer Services)	56	27,414
Granite Construction, Inc. (Construction & Engineering)	336	15,305
Great Plains Energy, Inc. (Electric Utilities)	1,288	39,155
Greif, Inc.—Class A (Containers & Packaging)	224	8,348
GUESS?, Inc. (Specialty Retail)	504	7,585
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,008	31,510
Halyard Health, Inc.* (Health Care Equipment & Supplies)	392	12,748
Hancock Holding Co. (Banks)	616	16,084
Hawaiian Electric Industries, Inc. (Electric Utilities)	896	29,380
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	840	29,392
Helen of Troy, Ltd.* (Household Durables)	224	23,036
Herman Miller, Inc. (Commercial Services & Supplies)	504	15,065
Highwoods Properties, Inc. (Real Estate Investment Trusts)	784	41,395
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	448	22,602
HNI Corp. (Commercial Services & Supplies)	336	15,621
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,456	34,609
Hospitality Properties Trust (Real Estate Investment Trusts)	1,232	35,482
HSN, Inc. (Internet & Catalog Retail)	280	13,700
Hubbell, Inc. (Electrical Equipment)	448	47,250
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	392	65,867
IDACORP, Inc. (Electric Utilities)	392	31,889
IDEX Corp. (Machinery)	616	50,574
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	728	67,602
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	1,232	42,849
Ingredion, Inc. (Food Products)	616	79,716
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,120	22,546
InterDigital, Inc. (Communications Equipment)	280	15,590
International Bancshares Corp. (Banks)	448	11,688
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	224	7,493
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	1,120	15,165
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	280	22,400
ITT, Inc. (Machinery)	728	23,281
J.C. Penney Co., Inc.* (Multiline Retail)	2,520	22,378
j2 Global, Inc. (Internet Software & Services)	392	24,762
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,568	28,961
Jack Henry & Associates, Inc. (IT Services)	672	58,645
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	280	24,058
Janus Capital Group, Inc. (Capital Markets)	1,176	16,370
JetBlue Airways Corp.* (Airlines)	2,632	43,586
John Wiley & Sons, Inc.—Class A (Media)	392	20,455
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	392	38,200
Joy Global, Inc. (Machinery)	784	16,574
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,064	21,929
KB Home (Household Durables)	672	10,221
KBR, Inc. (Construction & Engineering)	1,176	15,570
Kemper Corp. (Insurance)	392	12,144
Kennametal, Inc. (Machinery)	672	14,858
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,400	40,726
Kilroy Realty Corp. (Real Estate Investment Trusts)	728	48,259
Kirby Corp.* (Marine)	448	27,951
KLX, Inc.* (Aerospace & Defense)	448	13,888
Knowles Corp.* (Electronic Equipment, Instruments & Components)	728	9,959
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	672	44,554
Lancaster Colony Corp. (Food Products)	168	21,438
Landstar System, Inc. (Road & Rail)	336	23,070
LaSalle Hotel Properties (Real Estate Investment Trusts)	952	22,448
Leidos Holdings, Inc. (IT Services)	504	24,126
Lennox International, Inc. (Building Products)	336	47,914
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	504	19,026
Liberty Property Trust (Real Estate Investment Trusts)	1,176	46,711
LifePoint Health, Inc.* (Health Care Providers & Services)	336	21,964
Lincoln Electric Holdings, Inc. (Machinery)	504	29,776
LivaNova PLC* (Health Care Equipment & Supplies)	336	16,877
Live Nation Entertainment, Inc.* (Media)	1,176	27,636
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,176	20,404
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	728	19,656
Manhattan Associates, Inc.* (Software)	616	39,504
ManpowerGroup, Inc. (Professional Services)	560	36,031
MarketAxess Holdings, Inc. (Diversified Financial Services)	280	40,712
MAXIMUS, Inc. (IT Services)	504	27,906
MDU Resources Group, Inc. (Multi-Utilities)	1,624	38,976
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	1,960	29,812
MEDNAX, Inc.* (Health Care Providers & Services)	784	56,785
Mentor Graphics Corp. (Software)	840	17,858
Mercury General Corp. (Insurance)	280	14,885
Meredith Corp. (Media)	336	17,442
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	224	81,743
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	952	31,111
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	616	65,541
Minerals Technologies, Inc. (Chemicals)	280	15,904

See accompanying notes to financial statements.

134 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Molina Healthcare, Inc.* (Health Care Providers & Services)	336	$16,766
MSA Safety, Inc. (Commercial Services & Supplies)	280	14,708
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	392	27,660
MSCI, Inc.—Class A (Diversified Financial Services)	728	56,143
Murphy USA, Inc.* (Specialty Retail)	280	20,765
Nabors Industries, Ltd. (Energy Equipment & Services)	2,296	23,075
National Fuel Gas Co. (Gas Utilities)	672	38,223
National Instruments Corp. (Electronic Equipment, Instruments & Components)	840	23,016
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,176	60,823
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,008	27,992
NetScout Systems, Inc.* (Communications Equipment)	784	17,444
NeuStar, Inc.*—Class A (IT Services)	448	10,532
New Jersey Resources Corp. (Gas Utilities)	728	28,064
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,976	59,601
NewMarket Corp. (Chemicals)	56	23,205
Noble Corp. PLC (Energy Equipment & Services)	2,016	16,612
Nordson Corp. (Machinery)	448	37,457
NOW, Inc.* (Trading Companies & Distributors)	896	16,253
NVR, Inc.* (Household Durables)	56	99,700
Oceaneering International, Inc. (Energy Equipment & Services)	784	23,410
Office Depot, Inc.* (Specialty Retail)	4,032	13,346
OGE Energy Corp. (Electric Utilities)	1,624	53,186
Oil States International, Inc.* (Energy Equipment & Services)	448	14,730
Old Dominion Freight Line, Inc.* (Road & Rail)	560	33,773
Old Republic International Corp. (Insurance)	2,016	38,889
Olin Corp. (Chemicals)	1,344	33,385
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,344	45,629
ONE Gas, Inc. (Gas Utilities)	448	29,832
Orbital ATK, Inc. (Aerospace & Defense)	504	42,911
Oshkosh Corp. (Machinery)	616	29,389
Owens & Minor, Inc. (Health Care Providers & Services)	504	18,840
Packaging Corp. of America (Containers & Packaging)	784	52,473
PacWest Bancorp (Banks)	952	37,871
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	168	35,606
PAREXEL International Corp.* (Life Sciences Tools & Services)	448	28,170
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,232	26,267
Plantronics, Inc. (Communications Equipment)	280	12,320
PNM Resources, Inc. (Electric Utilities)	672	23,816
Polaris Industries, Inc. (Leisure Products)	504	41,207
Polycom, Inc.* (Communications Equipment)	1,120	12,600
PolyOne Corp. (Chemicals)	672	23,681
Pool Corp. (Distributors)	336	31,594
Post Holdings, Inc.* (Food Products)	504	41,676
Post Properties, Inc. (Real Estate Investment Trusts)	448	27,350
Potlatch Corp. (Real Estate Investment Trusts)	336	11,458
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	448	24,819
Primerica, Inc. (Insurance)	392	22,438
PrivateBancorp, Inc. (Banks)	672	29,588
Prosperity Bancshares, Inc. (Banks)	560	28,554
PTC, Inc.* (Software)	952	35,776
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,960	34,555
Questar Corp. (Gas Utilities)	1,456	36,939
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,736	29,373
Rackspace Hosting, Inc.* (Internet Software & Services)	896	18,691
Raymond James Financial, Inc. (Capital Markets)	1,008	49,694
Rayonier, Inc. (Real Estate Investment Trusts)	1,008	26,450
Regal Beloit Corp. (Electrical Equipment)	392	21,580
Regency Centers Corp. (Real Estate Investment Trusts)	784	65,643
Reinsurance Group of America, Inc. (Insurance)	504	48,883
Reliance Steel & Aluminum Co. (Metals & Mining)	616	47,370
RenaissanceRe Holdings, Ltd. (Insurance)	336	39,460
ResMed, Inc. (Health Care Equipment & Supplies)	1,176	74,359
Restoration Hardware Holdings, Inc.* (Specialty Retail)	336	9,636
Rollins, Inc. (Commercial Services & Supplies)	784	22,948
Rowan Cos. PLC—Class A (Energy Equipment & Services)	1,008	17,801
Royal Gold, Inc. (Metals & Mining)	560	40,331
RPM International, Inc. (Chemicals)	1,064	53,147
Science Applications International Corp. (IT Services)	336	19,606
SEI Investments Co. (Capital Markets)	1,120	53,883
Senior Housing Properties Trust (Real Estate Investment Trusts)	1,960	40,827
Sensient Technologies Corp. (Chemicals)	392	27,848
Service Corp. International (Diversified Consumer Services)	1,568	42,399
Signature Bank* (Banks)	448	55,963
Silgan Holdings, Inc. (Containers & Packaging)	336	17,291
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	336	16,377
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,064	31,622
SLM Corp.* (Consumer Finance)	3,528	21,803
SM Energy Co. (Oil, Gas & Consumable Fuels)	560	15,120
Snyder’s-Lance, Inc. (Food Products)	672	22,774
Sonoco Products Co. (Containers & Packaging)	840	41,714
Sotheby’s—Class A (Diversified Consumer Services)	448	12,275
Southwest Gas Corp. (Gas Utilities)	392	30,854
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	392	41,129
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,176	26,930
Steel Dynamics, Inc. (Metals & Mining)	2,016	49,392
STERIS PLC (Health Care Equipment & Supplies)	728	50,050
Stifel Financial Corp.* (Capital Markets)	560	17,612
Superior Energy Services, Inc. (Energy Equipment & Services)	1,232	22,681
SUPERVALU, Inc.* (Food & Staples Retailing)	2,184	10,308

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 135

Common Stocks, continued

	Shares	Value
SVB Financial Group* (Banks)	448	$42,632
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	280	15,050
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	224	21,240
Synopsys, Inc.* (Software)	1,232	66,627
Synovus Financial Corp. (Banks)	1,008	29,222
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	504	6,829
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	784	31,501
Taubman Centers, Inc. (Real Estate Investment Trusts)	504	37,397
TCF Financial Corp. (Banks)	1,400	17,710
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	280	20,118
Teledyne Technologies, Inc.* (Aerospace & Defense)	280	27,734
Teleflex, Inc. (Health Care Equipment & Supplies)	336	59,576
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	784	23,253
Tempur Sealy International, Inc.* (Household Durables)	504	27,881
Tenet Healthcare Corp.* (Health Care Providers & Services)	840	23,218
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,680	33,078
Terex Corp. (Machinery)	896	18,198
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	504	22,982
The Boston Beer Co., Inc.*—Class A (Beverages)	56	9,578
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	392	18,871
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	392	67,255
The Hain Celestial Group, Inc.* (Food Products)	840	41,790
The Hanover Insurance Group, Inc. (Insurance)	336	28,432
The New York Times Co.—Class A (Media)	1,008	12,197
The Scotts Miracle-Gro Co.—Class A (Chemicals)	392	27,405
The Timken Co. (Machinery)	560	17,170
The Toro Co. (Machinery)	448	39,514
The Ultimate Software Group, Inc.* (Software)	224	47,105
The Valspar Corp. (Chemicals)	616	66,546
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,736	16,700
The WhiteWave Foods Co.* (Food Products)	1,456	68,345
Thor Industries, Inc. (Automobiles)	392	25,378
Time, Inc. (Media)	840	13,826
Toll Brothers, Inc.* (Household Durables)	1,232	33,153
Tootsie Roll Industries, Inc. (Food Products)	168	6,473
TreeHouse Foods, Inc.* (Food Products)	448	45,987
TRI Pointe Group, Inc.* (Household Durables)	1,176	13,900
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,072	50,473
Trinity Industries, Inc. (Machinery)	1,232	22,878
Triumph Group, Inc. (Aerospace & Defense)	392	13,916
Trustmark Corp. (Banks)	560	13,916
Tupperware Brands Corp. (Household Durables)	392	22,062
Tyler Technologies, Inc.* (Software)	280	46,679
UGI Corp. (Gas Utilities)	1,400	63,350
Umpqua Holdings Corp. (Banks)	1,792	27,722
United Natural Foods, Inc.* (Food & Staples Retailing)	392	18,346
United States Steel Corp. (Metals & Mining)	1,176	19,827
United Therapeutics Corp.* (Biotechnology)	392	41,521
Urban Edge Properties (Real Estate Investment Trusts)	784	23,410
Valley National Bancorp (Banks)	1,848	16,854
Valmont Industries, Inc. (Construction & Engineering)	168	22,725
VCA, Inc.* (Health Care Providers & Services)	672	45,434
Vectren Corp. (Multi-Utilities)	672	35,394
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	896	16,612
ViaSat, Inc.* (Communications Equipment)	392	27,989
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,120	13,877
Vista Outdoor, Inc.* (Leisure Products)	504	24,056
W.R. Berkley Corp. (Insurance)	784	46,977
Wabtec Corp. (Machinery)	728	51,128
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	672	11,572
Washington Federal, Inc. (Thrifts & Mortgage Finance)	728	17,661
Watsco, Inc. (Trading Companies & Distributors)	224	31,514
WebMD Health Corp.* (Internet Software & Services)	336	19,525
Webster Financial Corp. (Banks)	728	24,716
Weingarten Realty Investors (Real Estate Investment Trusts)	952	38,861
WellCare Health Plans, Inc.* (Health Care Providers & Services)	336	36,046
Werner Enterprises, Inc. (Road & Rail)	392	9,004
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	616	46,742
Westar Energy, Inc. (Electric Utilities)	1,176	65,962
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	560	11,553
WEX, Inc.* (IT Services)	336	29,793
WGL Holdings, Inc. (Gas Utilities)	392	27,750
Williams-Sonoma, Inc. (Specialty Retail)	672	35,031
WisdomTree Investments, Inc. (Capital Markets)	952	9,320
Woodward, Inc. (Machinery)	448	25,823
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	560	26,594
Worthington Industries, Inc. (Metals & Mining)	392	16,582
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,512	16,919
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,296	21,376
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	448	22,445
TOTAL COMMON STOCKS (Cost $7,288,236)		12,065,877

See accompanying notes to financial statements.

136 :: ProFund VP UltraMid-Cap :: Financial Statements

Repurchase Agreements(a)(b) (26.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $4,908,049	$4,908,000	$4,908,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,908,000)		4,908,000
TOTAL INVESTMENT SECURITIES (Cost $12,196,236)—90.0%		16,973,877
Net other assets (liabilities)—10.0%		1,884,116
NET ASSETS—100.0%		$18,857,993

*  Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $3,702,000.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	11	9/19/16	$1,643,180	$(24,180)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	7/27/16	0.49%	$3,114,174	$426,539
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/27/16	0.24%	5,405,753	368,047
				8,519,927	794,586
S&P MidCap 400	UBS AG	7/27/16	0.74%	12,675,187	710,478
SPDR S&P MidCap 400 ETF	UBS AG	7/27/16	0.74%	2,827,095	154,602
				15,502,282	865,080
				$24,022,209	$1,659,666

^                Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$250,026	1.3%
Airlines	43,586	0.2%
Auto Components	49,348	0.3%
Automobiles	25,378	0.1%
Banks	678,046	3.6%
Beverages	9,578	0.1%
Biotechnology	41,521	0.2%
Building Products	102,189	0.5%
Capital Markets	214,659	1.1%
Chemicals	351,978	1.8%
Commercial Services & Supplies	188,245	1.0%
Communications Equipment	171,368	0.9%
Construction & Engineering	117,568	0.6%
Construction Materials	30,243	0.2%
Consumer Finance	21,803	0.1%
Containers & Packaging	200,076	1.1%
Distributors	31,594	0.2%
Diversified Consumer Services	90,080	0.5%
Diversified Financial Services	195,861	1.0%
Electric Utilities	243,388	1.3%
Electrical Equipment	68,830	0.4%
Electronic Equipment, Instruments & Components	486,001	2.6%
Energy Equipment & Services	188,134	1.0%
Food & Staples Retailing	99,772	0.5%
Food Products	369,719	2.0%
Gas Utilities	323,322	1.8%
Health Care Equipment & Supplies	504,151	2.8%
Health Care Providers & Services	264,588	1.4%
Health Care Technology	19,202	0.1%
Hotels, Restaurants & Leisure	305,270	1.7%
Household Durables	252,566	1.3%
Household Products	25,951	0.1%
Independent Power and Renewable Electricity Producers	6,829	NM
Industrial Conglomerates	53,263	0.3%
Insurance	581,340	3.1%
Internet & Catalog Retail	13,700	0.1%
Internet Software & Services	72,339	0.4%
IT Services	447,507	2.4%
Leisure Products	98,256	0.5%
Life Sciences Tools & Services	197,832	1.0%
Machinery	519,115	2.8%
Marine	27,951	0.1%
Media	204,160	1.1%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 137

	Value	% of Net Assets
Metals & Mining	$234,697	1.2%
Multiline Retail	39,215	0.2%
Multi-Utilities	102,612	0.5%
Oil, Gas & Consumable Fuels	254,002	1.3%
Paper & Forest Products	38,049	0.2%
Personal Products	56,090	0.3%
Pharmaceuticals	64,560	0.3%
Professional Services	66,969	0.4%
Real Estate Investment Trusts	1,410,840	7.5%
Real Estate Management & Development	52,367	0.3%
Road & Rail	92,257	0.5%
Semiconductors & Semiconductor Equipment	226,988	1.2%
Software	552,840	2.9%
Specialty Retail	251,253	1.3%
Technology Hardware, Storage & Peripherals	73,189	0.4%
Textiles, Apparel & Luxury Goods	120,979	0.6%
Thrifts & Mortgage Finance	77,262	0.4%
Trading Companies & Distributors	90,201	0.5%
Water Utilities	51,921	0.3%
Wireless Telecommunication Services	23,253	0.1%
Other**	6,792,116	36.0%
Total	$18,857,993	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

138 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$12,196,236
Securities, at value	12,065,877
Repurchase agreements, at value	4,908,000
Total Investment Securities, at value	16,973,877
Cash	139
Segregated cash balances with brokers	75,020
Dividends and interest receivable	15,312
Unrealized gain on swap agreements	1,659,666
Receivable for capital shares issued	2,445,359
Receivable for investments sold	5,594,663
Variation margin on futures contracts	32,230
Prepaid expenses	289
TOTAL ASSETS	26,796,555
LIABILITIES:
Payable for investments purchased	83,130
Payable for capital shares redeemed	7,804,210
Advisory fees payable	12,722
Management services fees payable	1,696
Administration fees payable	621
Administrative services fees payable	6,267
Distribution fees payable	5,050
Trustee fees payable	7
Transfer agency fees payable	1,999
Fund accounting fees payable	773
Compliance services fees payable	113
Other accrued expenses	21,974
TOTAL LIABILITIES	7,938,562
NET ASSETS	$18,857,993
NET ASSETS CONSIST OF:
Capital	$12,551,077
Accumulated net investment income (loss)	(42,392)
Accumulated net realized gains (losses) on investments	(63,819)
Net unrealized appreciation (depreciation) on investments	6,413,127
NET ASSETS	$18,857,993
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	335,898
Net Asset Value (offering and redemption price per share)	$56.14

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$107,993
Interest	8,080
TOTAL INVESTMENT INCOME	116,073
EXPENSES:
Advisory fees	70,882
Management services fees	9,451
Administration fees	4,727
Transfer agency fees	6,966
Administrative services fees	27,522
Distribution fees	23,627
Custody fees	1,839
Fund accounting fees	7,146
Trustee fees	322
Compliance services fees	144
Other fees	14,149
Total Gross Expenses before reductions	166,775
Expenses reduced and reimbursed by the Advisor	(8,000)
TOTAL NET EXPENSES	158,775
NET INVESTMENT INCOME (LOSS)	(42,702)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,147,758
Net realized gains (losses) on futures contracts	276,508
Net realized gains (losses) on swap agreements	433,346
Change in net unrealized appreciation/depreciation on investments	1,961,955
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,819,567
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,776,865

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 139

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(42,702)	$(187,557)
Net realized gains (losses) on investments	1,857,612	154,680
Change in net unrealized appreciation/depreciation on investments	1,961,955	(1,859,183)
Change in net assets resulting from operations	3,776,865	(1,892,060)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(3,565,378)
Change in net assets resulting from distributions	—	(3,565,378)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	154,338,381	462,401,073
Distributions reinvested	—	3,565,378
Value of shares redeemed	(166,297,862)	(465,919,940)
Change in net assets resulting from capital transactions	(11,959,481)	46,511
Change in net assets	(8,182,616)	(5,410,927)
NET ASSETS:
Beginning of period	27,040,609	32,451,536
End of period	$18,857,993	$27,040,609
Accumulated net investment income (loss)	$(42,392)	$310
SHARE TRANSACTIONS:
Issued	3,094,638	7,998,820
Reinvested	—	61,377
Redeemed	(3,302,231)	(8,041,204)
Change in shares	(207,593)	18,993

See accompanying notes to financial statements.

140 :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$49.75		$61.87	$53.64	$31.44	$23.72	$27.48
Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.44)	(0.42)	(0.34)	(0.21)	(0.24)
Net realized and unrealized gains (losses) on investments	6.50		(4.14)	8.65	22.54	7.93	(3.52)
Total income (loss) from investment activities	6.39		(4.58)	8.23	22.20	7.72	(3.76)
Distributions to Shareholders From:
Net realized gains on investments	—		(7.54)	—	—	—	—
Net Asset Value, End of Period	$56.14		$49.75	$61.87	$53.64	$31.44	$23.72
Total Return	12.84	%(b)	(9.15)%	15.34%	70.61%	32.49%	(13.65)%
Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.68%	1.79%	1.76%	1.84%	1.81%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.45)%		(0.75)%	(0.75)%	(0.80)%	(0.75)%	(0.87)%
Supplemental Data:
Net assets, end of period (000’s)	$18,858		$27,041	$32,452	$26,717	$22,873	$16,625
Portfolio turnover rate(d)	304	%(b)	463%	430%	38%	67%	13%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 141

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	15%
Swap Agreements	121%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Olin Corp.	0.2%
IDACORP, Inc.	0.2%
Portland General Electric Co.	0.2%
Southwest Gas Corp.	0.2%
Gramercy Property Trust, Inc.	0.2%

Russell 2000 Index — Composition

% of Index
Financials	25%
Information Technology	17%
Industrials	14%
Health Care	14%
Consumer Discretionary	14%
Materials	5%
Utilities	4%
Consumer Staples	3%
Energy	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.6%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Catalog Retail)	306	$2,760
2U, Inc.* (Diversified Consumer Services)	255	7,500
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	714	9,775
8x8, Inc.* (Diversified Telecommunication Services)	612	8,941
A. Schulman, Inc. (Chemicals)	204	4,982
A10 Networks, Inc.* (Software)	459	2,970
AAON, Inc. (Building Products)	255	7,015
AAR Corp. (Aerospace & Defense)	255	5,952
Aaron’s, Inc. (Specialty Retail)	459	10,048
Abercrombie & Fitch Co.—Class A (Specialty Retail)	459	8,175
ABM Industries, Inc. (Commercial Services & Supplies)	357	13,023
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,785	2,017
Acacia Research Corp. (Professional Services)	561	2,468
Acadia Realty Trust (Real Estate Investment Trusts)	459	16,304
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	204	2,936
Acceleron Pharma, Inc.* (Biotechnology)	204	6,932
ACCO Brands Corp.* (Commercial Services & Supplies)	714	7,376
Accuray, Inc.* (Health Care Equipment & Supplies)	714	3,706
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	663	1,783
Aceto Corp. (Health Care Providers & Services)	204	4,466
Achillion Pharmaceuticals, Inc.* (Biotechnology)	816	6,365
ACI Worldwide, Inc.* (Software)	714	13,930
Acorda Therapeutics, Inc.* (Biotechnology)	306	7,805
Actua Corp.* (Internet Software & Services)	357	3,224
Actuant Corp.—Class A (Machinery)	408	9,225
Acxiom Corp.* (IT Services)	510	11,215
ADTRAN, Inc. (Communications Equipment)	357	6,658
Aduro Biotech, Inc.* (Biotechnology)	306	3,461
Advanced Drainage Systems, Inc. (Building Products)	255	6,979
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	255	9,680
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,029	20,710
Advaxis, Inc.* (Biotechnology)	357	2,888
Adverum Biotechnologies, Inc.* (Biotechnology)	510	1,612
Aegion Corp.* (Construction & Engineering)	255	4,975
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	204	3,590
Aerohive Networks, Inc.* (Communications Equipment)	306	2,026
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	408	7,458
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	255	3,682
Agenus, Inc.* (Biotechnology)	714	2,892
Agree Realty Corp. (Real Estate Investment Trusts)	153	7,381
Agrofresh Solutions, Inc.* (Chemicals)	357	1,896
Aimmune Therapeutics, Inc.* (Biotechnology)	255	2,759
Air Methods Corp.* (Health Care Providers & Services)	255	9,137
Air Transport Services Group, Inc.* (Air Freight & Logistics)	408	5,288
Aircastle, Ltd. (Trading Companies & Distributors)	357	6,983
AK Steel Holding Corp.* (Metals & Mining)	1,632	7,605
Akebia Therapeutics, Inc.* (Biotechnology)	357	2,670
Albany International Corp.—Class A (Machinery)	204	8,146

See accompanying notes to financial statements.

142 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	255	$3,427
Alder Biopharmaceuticals, Inc.* (Biotechnology)	306	7,641
Alexander & Baldwin, Inc. (Real Estate Management & Development)	306	11,059
Allegheny Technologies, Inc. (Metals & Mining)	714	9,104
ALLETE, Inc. (Electric Utilities)	306	19,777
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	357	2,313
Altisource Residential Corp. (Real Estate Investment Trusts)	459	4,218
Altra Industrial Motion Corp. (Machinery)	204	5,504
AMAG Pharmaceuticals, Inc.* (Biotechnology)	255	6,100
Ambac Financial Group, Inc.* (Insurance)	357	5,876
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	204	10,365
Amedisys, Inc.* (Health Care Providers & Services)	204	10,298
American Assets Trust, Inc. (Real Estate Investment Trusts)	255	10,822
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	510	7,385
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	357	5,637
American Eagle Outfitters, Inc. (Specialty Retail)	1,071	17,061
American Equity Investment Life Holding Co. (Insurance)	561	7,994
American Software, Inc.—Class A (Software)	255	2,672
American States Water Co. (Water Utilities)	255	11,174
American Vanguard Corp. (Chemicals)	255	3,853
Ameris Bancorp (Banks)	255	7,574
Amicus Therapeutics, Inc.* (Biotechnology)	969	5,291
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	765	4,399
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	306	12,231
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	306	4,933
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	612	789
Amplify Snack Brands, Inc.* (Food Products)	255	3,761
Anavex Life Sciences Corp.* (Biotechnology)	459	2,804
Angie’s List, Inc.* (Internet Software & Services)	408	2,656
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	255	3,664
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	204	10,869
Anthera Pharmaceuticals, Inc.* (Biotechnology)	612	1,891
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	816	3,835
Apogee Enterprises, Inc. (Building Products)	204	9,455
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	408	6,557
Apollo Education Group, Inc.*—Class A (Diversified Consumer Services)	612	5,581
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	255	3,417
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	255	11,511
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	612	3,929
Aratana Therapeutics, Inc.* (Pharmaceuticals)	408	2,579
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	561	2,182
ArcBest Corp. (Road & Rail)	204	3,315
Archrock, Inc. (Energy Equipment & Services)	561	5,285
Ardelyx, Inc.* (Biotechnology)	306	2,671
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,091	3,576
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	255	3,134
Argo Group International Holdings, Ltd. (Insurance)	204	10,588
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,173	8,668
Arlington Asset Investment Corp.—Class A (Capital Markets)	204	2,654
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	255	3,504
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	255	5,100
Armstrong Flooring, Inc.* (Building Products)	204	3,458
Array BioPharma, Inc.* (Biotechnology)	1,224	4,357
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	561	2,985
Ascena Retail Group, Inc.* (Specialty Retail)	1,173	8,199
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	255	3,606
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	663	3,560
Aspen Technology, Inc.* (Software)	510	20,522
Asterias Biotherapeutics, Inc.* (Biotechnology)	561	1,346
Astoria Financial Corp. (Thrifts & Mortgage Finance)	612	9,382
Atara Biotherapeutics, Inc.* (Biotechnology)	204	4,592
Athersys, Inc.* (Biotechnology)	1,071	2,324
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	1,224	3,036
Atlantica Yield PLC (Independent Power and Renewable Electricity Producers)	408	7,581
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	153	6,337
AtriCure, Inc.* (Health Care Equipment & Supplies)	255	3,603
Atwood Oceanics, Inc. (Energy Equipment & Services)	459	5,747
AVG Technologies N.V.* (Software)	306	5,811
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	408	2,370
Avista Corp. (Multi-Utilities)	408	18,278
Avon Products, Inc. (Personal Products)	2,856	10,796
AVX Corp. (Electronic Equipment, Instruments & Components)	357	4,848
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,122	3,018
Axiall Corp. (Chemicals)	459	14,968
AxoGen, Inc.* (Health Care Equipment & Supplies)	306	2,105
Axovant Sciences, Ltd.* (Biotechnology)	255	3,274
AZZ, Inc. (Electrical Equipment)	153	9,177
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	408	7,226
B&G Foods, Inc.—Class A (Food Products)	408	19,665
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	306	4,495
Balchem Corp. (Chemicals)	204	12,169
Banc of California, Inc. (Banks)	357	6,462
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Banks)	204	5,406
BancorpSouth, Inc. (Banks)	561	12,729
Bank Mutual Corp. (Thrifts & Mortgage Finance)	408	3,133

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 143

Common Stocks, continued

	Shares	Value
Bank of the Ozarks, Inc. (Banks)	510	$19,135
Bankrate, Inc.* (Internet Software & Services)	408	3,052
Banner Corp. (Banks)	204	8,678
Barnes & Noble Education, Inc.* (Specialty Retail)	357	3,624
Barnes & Noble, Inc. (Specialty Retail)	459	5,210
Barnes Group, Inc. (Machinery)	306	10,135
Barracuda Networks, Inc.* (Software)	204	3,089
Bazaarvoice, Inc.* (Internet Software & Services)	816	3,272
BBCN Bancorp, Inc. (Banks)	510	7,609
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	357	16,232
Beazer Homes USA, Inc.* (Household Durables)	357	2,767
Belden, Inc. (Electronic Equipment, Instruments & Components)	255	15,394
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	612	6,059
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	357	7,551
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	510	6,487
Berkshire Hills Bancorp, Inc. (Banks)	204	5,492
BGC Partners, Inc.—Class A (Capital Markets)	1,377	11,994
Big Lots, Inc. (Multiline Retail)	306	15,334
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	459	2,933
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	867	2,462
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,020	2,030
BioScrip, Inc.* (Health Care Providers & Services)	816	2,081
BioTelemetry, Inc.* (Health Care Providers & Services)	255	4,157
BioTime, Inc.* (Biotechnology)	867	2,263
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	153	6,706
Black Hills Corp. (Multi-Utilities)	306	19,290
Blackbaud, Inc. (Software)	306	20,778
Blackhawk Network Holdings, Inc.* (IT Services)	357	11,956
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	714	12,759
Blucora, Inc.* (Internet Software & Services)	357	3,699
Blue Hills Bancorp, Inc. (Banks)	204	3,011
Bluebird Bio, Inc.* (Biotechnology)	255	11,039
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	408	7,271
BNC Bancorp (Banks)	255	5,791
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	357	3,184
Boise Cascade Co.* (Paper & Forest Products)	306	7,023
Boston Private Financial Holdings, Inc. (Banks)	561	6,609
Bottomline Technologies, Inc.* (Software)	306	6,588
Box, Inc.*—Class A (Internet Software & Services)	408	4,219
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	561	10,322
Brady Corp.—Class A (Commercial Services & Supplies)	306	9,351
Briggs & Stratton Corp. (Machinery)	306	6,481
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	255	16,908
Brightcove, Inc.* (Internet Software & Services)	306	2,693
Bristow Group, Inc. (Energy Equipment & Services)	306	3,491
BroadSoft, Inc.* (Software)	204	8,370
Brookline Bancorp, Inc. (Banks)	510	5,625
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	510	5,722
Builders FirstSource, Inc.* (Building Products)	612	6,885
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	153	6,478
CACI International, Inc.*—Class A (IT Services)	153	13,833
Caesars Acquisition Co.*—Class A (Hotels, Restaurants & Leisure)	408	4,578
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	459	3,530
Caesarstone, Ltd.* (Building Products)	153	5,318
CalAmp Corp.* (Communications Equipment)	306	4,532
Caleres, Inc. (Specialty Retail)	306	7,408
Calgon Carbon Corp. (Chemicals)	357	4,695
California Resources Corp.* (Oil, Gas & Consumable Fuels)	255	3,111
California Water Service Group (Water Utilities)	306	10,689
Calix, Inc.* (Communications Equipment)	408	2,819
Callaway Golf Co. (Leisure Products)	663	6,769
Callidus Software, Inc.* (Software)	408	8,152
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	816	9,164
Cal-Maine Foods, Inc. (Food Products)	204	9,041
Cambrex Corp.* (Life Sciences Tools & Services)	204	10,553
Cantel Medical Corp. (Health Care Equipment & Supplies)	204	14,021
Capital Senior Living Corp.* (Health Care Providers & Services)	255	4,506
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	816	11,383
Capstead Mortgage Corp. (Real Estate Investment Trusts)	663	6,431
Cardinal Financial Corp. (Banks)	255	5,595
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	255	4,686
Cardtronics, Inc.* (IT Services)	306	12,182
Career Education Corp.* (Diversified Consumer Services)	612	3,641
CareTrust REIT, Inc. (Real Estate Investment Trusts)	408	5,622
Carmike Cinemas, Inc.* (Media)	204	6,144
Carpenter Technology Corp. (Metals & Mining)	306	10,077
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	357	12,798
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	306	3,641
Cascade Bancorp* (Banks)	408	2,260
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	357	2,802
Cash America International, Inc. (Consumer Finance)	153	6,521
Castlight Health, Inc.*—Class B (Health Care Technology)	510	2,020
Catalent, Inc.* (Pharmaceuticals)	612	14,071
CatchMark Timber Trust, Inc.—Class A (Real Estate Investment Trusts)	306	3,739
Cathay General Bancorp (Banks)	459	12,944
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	357	13,780
CBIZ, Inc.* (Professional Services)	408	4,247

See accompanying notes to financial statements.

144 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	1,122	$10,446
CEB, Inc. (Professional Services)	204	12,583
CECO Environmental Corp. (Commercial Services & Supplies)	306	2,674
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	663	4,926
Celadon Group, Inc. (Road & Rail)	255	2,083
Celator Pharmaceuticals, Inc.* (Biotechnology)	204	6,157
Celldex Therapeutics, Inc.* (Biotechnology)	816	3,582
Cempra, Inc.* (Pharmaceuticals)	306	5,046
CenterState Banks, Inc. (Banks)	357	5,623
Central European Media Enterprises, Ltd.*— Class A (Media)	969	2,045
Central Garden & Pet Co.*—Class A (Household Products)	255	5,536
Central Pacific Financial Corp. (Banks)	204	4,814
Century Aluminum Co.* (Metals & Mining)	459	2,905
Cepheid* (Biotechnology)	459	14,115
Cerus Corp.* (Health Care Equipment & Supplies)	765	4,774
ChannelAdvisor Corp.* (Internet Software & Services)	204	2,956
Chart Industries, Inc.* (Machinery)	204	4,923
Chatham Lodging Trust (Real Estate Investment Trusts)	255	5,605
Chegg, Inc.* (Diversified Consumer Services)	714	3,570
Chemical Financial Corp. (Banks)	255	9,509
Chemtura Corp.* (Chemicals)	408	10,763
Chesapeake Lodging Trust (Real Estate Investment Trusts)	408	9,486
Chico’s FAS, Inc. (Specialty Retail)	867	9,286
Chimerix, Inc.* (Biotechnology)	561	2,205
Chromadex Corp.* (Life Sciences Tools & Services)	561	2,323
Ciena Corp.* (Communications Equipment)	867	16,256
Cimpress N.V.* (Internet Software & Services)	153	14,149
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,479	6,759
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	408	15,826
Citizens, Inc.* (Insurance)	408	3,101
CLARCOR, Inc. (Machinery)	306	18,613
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	867	3,008
Cliffs Natural Resources, Inc.* (Metals & Mining)	1,275	7,229
Clovis Oncology, Inc.* (Biotechnology)	255	3,499
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	459	5,967
CNO Financial Group, Inc. (Insurance)	1,122	19,591
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,009	4,032
CoBiz Financial, Inc. (Banks)	306	3,580
Codexis, Inc.* (Chemicals)	459	1,850
Coeur Mining, Inc.* (Metals & Mining)	1,020	10,873
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	255	10,214
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	153	14,042
Coherus Biosciences, Inc.* (Biotechnology)	255	4,307
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	255	2,767
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	714	10,960
Colony Starwood Homes (Real Estate Investment Trusts)	408	12,411
Columbia Banking System, Inc. (Banks)	357	10,017
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	153	8,804
Comfort Systems USA, Inc. (Construction & Engineering)	255	8,305
Commercial Metals Co. (Metals & Mining)	714	12,067
Community Bank System, Inc. (Banks)	255	10,478
Community Health Systems, Inc.* (Health Care Providers & Services)	714	8,604
CommVault Systems, Inc.* (Software)	255	11,013
comScore, Inc.* (Internet Software & Services)	306	7,307
Conformis, Inc.* (Health Care Equipment & Supplies)	408	2,864
CONMED Corp. (Health Care Equipment & Supplies)	204	9,737
ConnectOne Bancorp, Inc. (Banks)	255	4,001
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	357	9,724
Continental Building Products, Inc.* (Building Products)	255	5,669
Convergys Corp. (IT Services)	561	14,025
Cooper Tire & Rubber Co. (Auto Components)	357	10,646
Corcept Therapeutics, Inc.* (Pharmaceuticals)	663	3,620
Core-Mark Holding Co., Inc. (Distributors)	306	14,339
CoreSite Realty Corp. (Real Estate Investment Trusts)	204	18,093
Corindus Vascular Robotics, Inc.*—Class I (Health Care Equipment & Supplies)	1,173	1,677
Cornerstone OnDemand, Inc.* (Internet Software & Services)	306	11,646
Costamare, Inc. (Marine)	255	1,956
Cousins Properties, Inc. (Real Estate Investment Trusts)	1,326	13,790
Cowen Group, Inc.*—Class A (Capital Markets)	969	2,868
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	255	7,630
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	510	5,753
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	255	3,550
CryoLife, Inc. (Health Care Equipment & Supplies)	306	3,614
CSG Systems International, Inc. (IT Services)	204	8,223
CTS Corp. (Electronic Equipment, Instruments & Components)	255	4,570
Cubic Corp. (Aerospace & Defense)	153	6,144
Curis, Inc.* (Biotechnology)	1,428	2,228
Curtiss-Wright Corp. (Aerospace & Defense)	255	21,484
Customers Bancorp, Inc.* (Banks)	204	5,127
CVB Financial Corp. (Banks)	663	10,867
Cvent, Inc.* (Internet Software & Services)	204	7,287
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	153	7,443
CYS Investments, Inc. (Real Estate Investment Trusts)	1,020	8,537
Cytokinetics, Inc.* (Biotechnology)	357	3,388
CytRx Corp.* (Biotechnology)	918	2,047
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	408	2,550
Dana Holding Corp. (Auto Components)	969	10,233
Darling Ingredients, Inc.* (Food Products)	1,020	15,198
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	255	11,931
Dean Foods Co. (Food Products)	612	11,071

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 145

Common Stocks, continued

	Shares	Value
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	204	$11,734
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	2,921
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	255	2,321
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	459	6,063
Deluxe Corp. (Commercial Services & Supplies)	306	20,310
Demandware, Inc.* (Internet Software & Services)	255	19,100
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	2,295	8,239
Denny’s Corp.* (Hotels, Restaurants & Leisure)	561	6,020
Depomed, Inc.* (Pharmaceuticals)	408	8,005
Destination XL Group, Inc.* (Specialty Retail)	459	2,098
DeVry Education Group, Inc. (Diversified Consumer Services)	408	7,279
DHI Group, Inc.* (Internet Software & Services)	459	2,860
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	765	3,848
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	255	7,640
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	1,275	11,513
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	408	10,131
Digi International, Inc.* (Communications Equipment)	255	2,736
DigitalGlobe, Inc.* (Aerospace & Defense)	408	8,727
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	255	4,338
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	306	5,750
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	306	10,710
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	306	2,157
Dorman Products, Inc.* (Auto Components)	153	8,752
Douglas Dynamics, Inc. (Machinery)	153	3,937
DreamWorks Animation SKG, Inc.*— Class A (Media)	459	18,758
Drew Industries, Inc. (Auto Components)	153	12,980
DSW, Inc.—Class A (Specialty Retail)	459	9,722
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	459	21,821
Durect Corp.* (Pharmaceuticals)	1,734	2,115
Dycom Industries, Inc.* (Construction & Engineering)	204	18,312
Dynavax Technologies Corp.* (Biotechnology)	306	4,461
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	765	13,188
Dynex Capital, Inc. (Real Estate Investment Trusts)	459	3,185
Eagle Bancorp, Inc.* (Banks)	204	9,814
EarthLink Holdings Corp. (Internet Software & Services)	816	5,222
Easterly Government Properties, Inc. (Real Estate Investment Trusts)	204	4,025
EastGroup Properties, Inc. (Real Estate Investment Trusts)	204	14,060
Ebix, Inc. (Software)	153	7,329
Echo Global Logistics, Inc.* (Air Freight & Logistics)	204	4,574
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	561	1,874
Education Realty Trust, Inc. (Real Estate Investment Trusts)	408	18,825
Egalet Corp.* (Pharmaceuticals)	357	1,771
El Paso Electric Co. (Electric Utilities)	255	12,054
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	255	3,875
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	357	2,085
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	306	13,169
Elizabeth Arden, Inc.* (Personal Products)	204	2,807
Ellie Mae, Inc.* (Software)	204	18,697
EMCOR Group, Inc. (Construction & Engineering)	357	17,586
EMCORE Corp.* (Communications Equipment)	357	2,121
Emergent BioSolutions, Inc.* (Biotechnology)	204	5,736
Employers Holdings, Inc. (Insurance)	204	5,920
Encore Capital Group, Inc.* (Consumer Finance)	204	4,800
Endocyte, Inc.* (Pharmaceuticals)	561	1,801
Endologix, Inc.* (Health Care Equipment & Supplies)	561	6,990
Endurance International Group Holdings, Inc.* (Internet Software & Services)	459	4,126
Energy Recovery, Inc.* (Machinery)	357	3,174
EnerNOC, Inc.* (Software)	357	2,256
EnerSys (Electrical Equipment)	255	15,164
Ennis, Inc. (Commercial Services & Supplies)	204	3,913
Enova International, Inc.* (Consumer Finance)	306	2,252
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	918	13,283
Entercom Communications Corp.—Class A (Media)	255	3,460
Entravision Communications Corp.—Class A (Media)	561	3,770
Envestnet, Inc.* (Internet Software & Services)	255	8,494
Enzo Biochem, Inc.* (Biotechnology)	459	2,740
EP Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	408	2,113
EPAM Systems, Inc.* (IT Services)	306	19,679
Epiq Systems, Inc. (Software)	204	2,978
Epizyme, Inc.* (Biotechnology)	357	3,656
Eros International PLC* (Media)	255	4,149
ESCO Technologies, Inc. (Machinery)	153	6,111
Essendant, Inc. (Commercial Services & Supplies)	255	7,793
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	510	11,123
Esterline Technologies Corp.* (Aerospace & Defense)	204	12,656
Ethan Allen Interiors, Inc. (Household Durables)	204	6,740
Etsy, Inc.* (Internet & Catalog Retail)	714	6,847
EverBank Financial Corp. (Thrifts & Mortgage Finance)	663	9,852
Evercore Partners, Inc.—Class A (Capital Markets)	255	11,268
EVERTEC, Inc. (IT Services)	459	7,133
Everyday Health, Inc.* (Internet Software & Services)	306	2,411
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	357	1,953
Exact Sciences Corp.* (Biotechnology)	663	8,122

See accompanying notes to financial statements.

146 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
ExamWorks Group, Inc.* (Health Care Providers & Services)	255	$8,887
Exar Corp.* (Semiconductors & Semiconductor Equipment)	408	3,284
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,734	2,254
Exelixis, Inc.* (Biotechnology)	1,479	11,551
ExlService Holdings, Inc.* (IT Services)	204	10,692
Exponent, Inc. (Professional Services)	153	8,937
Express, Inc.* (Specialty Retail)	510	7,400
Exterran Corp.* (Energy Equipment & Services)	306	3,932
Extreme Networks, Inc.* (Communications Equipment)	918	3,112
EZCORP, Inc.*—Class A (Consumer Finance)	459	3,470
F.N.B. Corp. (Banks)	1,326	16,628
Fabrinet* (Electronic Equipment, Instruments & Components)	255	9,466
Fair Isaac Corp. (Software)	204	23,055
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	714	14,173
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	561	4,325
Farmers National Banc Corp. (Banks)	255	2,244
FCB Financial Holdings, Inc.*—Class A (Banks)	204	6,936
Federal Signal Corp. (Machinery)	459	5,912
Federal-Mogul Holdings Corp.* (Auto Components)	306	2,543
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	969	6,037
Ferro Corp.* (Chemicals)	561	7,506
Ferroglobe PLC (Metals & Mining)	510	4,391
FibroGen, Inc.* (Biotechnology)	357	5,858
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	4,449
Financial Engines, Inc. (Capital Markets)	357	9,236
Finisar Corp.* (Communications Equipment)	714	12,502
First BanCorp.* (Banks)	969	3,847
First Busey Corp. (Banks)	255	5,454
First Cash Financial Services, Inc. (Consumer Finance)	204	10,471
First Commonwealth Financial Corp. (Banks)	663	6,100
First Financial Bancorp (Banks)	408	7,936
First Financial Bankshares, Inc. (Banks)	408	13,378
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	714	19,863
First Merchants Corp. (Banks)	306	7,629
First Midwest Bancorp, Inc. (Banks)	510	8,956
First Potomac Realty Trust (Real Estate Investment Trusts)	459	4,223
FirstMerit Corp. (Banks)	1,020	20,675
Five Below, Inc.* (Specialty Retail)	357	16,568
Five Prime Therapeutics, Inc.* (Biotechnology)	204	8,435
Five9, Inc.* (Internet Software & Services)	306	3,641
Fleetmatics Group PLC* (Software)	255	11,049
Flotek Industries, Inc.* (Chemicals)	408	5,386
Fluidigm Corp.* (Life Sciences Tools & Services)	306	2,763
Flushing Financial Corp. (Banks)	204	4,056
FNFV Group* (Diversified Financial Services)	510	5,849
Forestar Group, Inc.* (Real Estate Management & Development)	306	3,638
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	459	4,126
Fortress Biotech, Inc.* (Biotechnology)	663	1,783
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	408	7,062
Forward Air Corp. (Air Freight & Logistics)	204	9,084
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	306	8,730
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	408	8,401
Fox Factory Holding Corp.* (Auto Components)	204	3,543
Francesca’s Holdings Corp.* (Specialty Retail)	357	3,945
Franklin Electric Co., Inc. (Machinery)	306	10,113
Franklin Street Properties Corp. (Real Estate Investment Trusts)	663	8,135
Fred’s, Inc.—Class A (Multiline Retail)	306	4,930
Fresh Del Monte Produce, Inc. (Food Products)	204	11,104
Freshpet, Inc.* (Food Products)	255	2,379
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	510	4,014
FTI Consulting, Inc.* (Professional Services)	255	10,373
FuelCell Energy, Inc.* (Electrical Equipment)	357	2,221
Fulton Financial Corp. (Banks)	1,071	14,459
FutureFuel Corp. (Chemicals)	255	2,774
GAIN Capital Holdings, Inc. (Diversified Financial Services)	408	2,579
Galena Biopharma, Inc.* (Biotechnology)	1,581	737
Gannett Co., Inc. (Media)	765	10,565
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	357	4,634
GATX Corp. (Trading Companies & Distributors)	255	11,212
GCP Applied Technologies, Inc.* (Chemicals)	459	11,952
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	408	2,611
Generac Holdings, Inc.* (Electrical Equipment)	408	14,264
General Cable Corp. (Electrical Equipment)	357	4,537
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	255	4,029
Genesis Healthcare, Inc.* (Health Care Providers & Services)	918	1,625
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	357	3,106
Gentherm, Inc.* (Auto Components)	255	8,734
Genworth Financial, Inc.*—Class A (Insurance)	3,315	8,553
Geron Corp.* (Biotechnology)	1,326	3,554
Getty Realty Corp. (Real Estate Investment Trusts)	204	4,376
Gibraltar Industries, Inc.* (Building Products)	204	6,440
Gigamon, Inc.* (Software)	204	7,628
Gigpeak, Inc.* (Semiconductors & Semiconductor Equipment)	816	1,599
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	255	11,659
Glacier Bancorp, Inc. (Banks)	510	13,556
Gladstone Commercial Corp. (Real Estate Investment Trusts)	204	3,446
Global Eagle Entertainment, Inc.* (Media)	459	3,048
Global Net Lease, Inc. (Real Estate Investment Trusts)	1,122	8,920
Globalstar, Inc.* (Diversified Telecommunication Services)	3,162	3,826
Globant SA* (Software)	204	8,027
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	459	10,938
Glu Mobile, Inc.* (Software)	1,122	2,468
GNC Holdings, Inc.—Class A (Specialty Retail)	459	11,149
Gogo, Inc.* (Internet Software & Services)	459	3,851
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	612	9,486
Gold Resource Corp. (Mining)	663	2,380

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 147

Common Stocks, continued

	Shares	Value
GoPro, Inc.*—Class A (Household Durables)	714	$7,718
Government Properties Income Trust (Real Estate Investment Trusts)	459	10,585
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	2,601	23,980
Grand Canyon Education, Inc.* (Diversified Consumer Services)	306	12,216
Granite Construction, Inc. (Construction & Engineering)	255	11,615
Gray Television, Inc.* (Media)	459	4,980
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	612	2,668
Great Western Bancorp, Inc. (Banks)	357	11,260
Greatbatch, Inc.* (Health Care Equipment & Supplies)	204	6,310
Green Brick Partners, Inc.* (Household Durables)	306	2,225
Green Dot Corp.*—Class A (Consumer Finance)	306	7,035
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	255	5,029
Greenhill & Co., Inc. (Capital Markets)	204	3,284
Greenlight Capital Re, Ltd.*—Class A (Insurance)	255	5,141
Greif, Inc.—Class A (Containers & Packaging)	204	7,603
Griffon Corp. (Building Products)	255	4,299
GrubHub, Inc.* (Internet Software & Services)	510	15,846
GTT Communications, Inc.* (Internet Software & Services)	204	3,770
GUESS?, Inc. (Specialty Retail)	408	6,140
Guidance Software, Inc.* (Software)	306	1,894
H&E Equipment Services, Inc. (Trading Companies & Distributors)	255	4,853
H.B. Fuller Co. (Chemicals)	306	13,461
Haemonetics Corp.* (Health Care Equipment & Supplies)	357	10,349
Halozyme Therapeutics, Inc.* (Biotechnology)	765	6,602
Halyard Health, Inc.* (Health Care Equipment & Supplies)	306	9,951
Hampton Roads Bankshares, Inc.* (Banks)	867	1,552
Hancock Holding Co. (Banks)	510	13,316
Hanmi Financial Corp. (Banks)	255	5,990
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	255	5,508
Harmonic, Inc.* (Communications Equipment)	867	2,471
Harsco Corp. (Machinery)	663	4,402
Hatteras Financial Corp. (Real Estate Investment Trusts)	612	10,037
Hawaiian Holdings, Inc.* (Airlines)	357	13,552
HC2 Holdings, Inc.* (Construction & Engineering)	459	1,974
Headwaters, Inc.* (Construction Materials)	510	9,149
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	663	23,198
Healthcare Services Group, Inc. (Commercial Services & Supplies)	459	18,994
HealthEquity, Inc.* (Health Care Providers & Services)	306	9,298
HealthSouth Corp. (Health Care Providers & Services)	561	21,777
HealthStream, Inc.* (Health Care Technology)	204	5,410
Healthways, Inc.* (Health Care Providers & Services)	306	3,534
Heartland Express, Inc. (Road & Rail)	357	6,208
Hecla Mining Co. (Metals & Mining)	2,448	12,485
Helen of Troy, Ltd.* (Household Durables)	153	15,734
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	765	5,171
Heritage Commerce Corp. (Banks)	255	2,685
Heritage Financial Corp. (Banks)	255	4,483
Heritage Insurance Holdings, Inc. (Insurance)	255	3,052
Heritage Oaks Bancorp (Banks)	306	2,430
Herman Miller, Inc. (Commercial Services & Supplies)	408	12,195
Heron Therapeutics, Inc.* (Biotechnology)	255	4,603
Hersha Hospitality Trust (Real Estate Investment Trusts)	306	5,248
HFF, Inc.—Class A (Capital Markets)	255	7,364
Hibbett Sports, Inc.* (Specialty Retail)	153	5,323
Higher One Holdings, Inc.* (IT Services)	510	2,606
Hill International, Inc.* (Professional Services)	459	1,868
Hillenbrand, Inc. (Machinery)	357	10,724
Hilltop Holdings, Inc.* (Banks)	510	10,705
HMS Holdings Corp.* (Health Care Technology)	561	9,879
HNI Corp. (Commercial Services & Supplies)	306	14,226
Home BancShares, Inc. (Banks)	765	15,139
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	204	4,064
Horace Mann Educators Corp. (Insurance)	255	8,616
Horizon Pharma PLC* (Pharmaceuticals)	1,020	16,800
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	306	2,552
Hortonworks, Inc.* (Internet Software & Services)	357	3,816
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	816	12,754
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	1,428	2,399
HRG Group, Inc.* (Household Products)	765	10,504
HSN, Inc. (Internet & Catalog Retail)	204	9,982
Hub Group, Inc.*—Class A (Air Freight & Logistics)	204	7,827
Hubspot, Inc.* (Software)	204	8,858
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	510	14,882
IBERIABANK Corp. (Banks)	255	15,231
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	408	2,758
IDACORP, Inc. (Electric Utilities)	306	24,893
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,326	2,029
Ignyta, Inc.* (Biotechnology)	408	2,211
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	408	7,654
IMAX Corp.* (Media)	408	12,028
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	357	2,620
ImmunoGen, Inc.* (Biotechnology)	867	2,670
Immunomedics, Inc.* (Biotechnology)	1,020	2,366
Impax Laboratories, Inc.* (Pharmaceuticals)	459	13,228
Imperva, Inc.* (Software)	204	8,774
INC Research Holdings, Inc.*—Class A (Life Sciences Tools & Services)	255	9,723
inContact, Inc.* (Internet Software & Services)	408	5,651
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	408	2,215
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	408	3,337
Independent Bank Corp. (Banks)	153	6,992

See accompanying notes to financial statements.

148 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Infinera Corp.* (Communications Equipment)	918	$10,355
Infinity Pharmaceuticals, Inc.* (Biotechnology)	1,224	1,628
Infoblox, Inc.* (Software)	408	7,654
Information Services Group, Inc.* (IT Services)	510	1,913
InfraREIT, Inc. (Real Estate Investment Trusts)	306	5,367
Ingevity Corp.* (Chemicals)	306	10,416
InnerWorkings, Inc.* (Commercial Services & Supplies)	357	2,952
Innospec, Inc. (Chemicals)	153	7,036
Innoviva, Inc. (Pharmaceuticals)	561	5,907
Inovio Pharmaceuticals, Inc.* (Biotechnology)	510	4,712
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	255	8,168
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	255	6,630
Insmed, Inc.* (Biotechnology)	459	4,526
Insulet Corp.* (Health Care Equipment & Supplies)	357	10,796
Insys Therapeutics, Inc.* (Biotechnology)	255	3,300
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	204	16,275
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	816	16,426
Inteliquent, Inc. (Diversified Telecommunication Services)	255	5,072
Intelsat S.A.* (Diversified Telecommunication Services)	663	1,711
InterDigital, Inc. (Communications Equipment)	204	11,359
Interface, Inc. (Commercial Services & Supplies)	459	7,000
International Bancshares Corp. (Banks)	357	9,314
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	204	6,824
Intersect ENT, Inc.* (Pharmaceuticals)	255	3,297
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	867	11,739
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	714	11,353
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	255	9,899
Intralinks Holdings, Inc.* (Internet Software & Services)	408	2,652
Invacare Corp. (Health Care Equipment & Supplies)	306	3,712
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	663	4,064
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	714	9,775
Investment Technology Group, Inc. (Capital Markets)	255	4,264
Investors Bancorp, Inc. (Banks)	1,836	20,343
Investors Real Estate Trust (Real Estate Investment Trusts)	918	5,939
Invitae Corp.* (Biotechnology)	255	1,884
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	408	2,358
Iridium Communications, Inc.* (Diversified Telecommunication Services)	612	5,435
iRobot Corp.* (Household Durables)	204	7,156
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	867	11,336
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	204	3,737
iStar Financial, Inc.* (Real Estate Investment Trusts)	561	5,380
Itron, Inc.* (Electronic Equipment, Instruments & Components)	204	8,792
Ixia* (Communications Equipment)	510	5,008
IXYS Corp. (Semiconductors & Semiconductor Equipment)	255	2,614
j2 Global, Inc. (Internet Software & Services)	306	19,331
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	204	17,527
Janus Capital Group, Inc. (Capital Markets)	918	12,779
Jive Software, Inc.* (Software)	663	2,493
John Bean Technologies Corp. (Machinery)	204	12,489
Jones Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	459	1,891
Joy Global, Inc. (Machinery)	612	12,937
K12, Inc.* (Diversified Consumer Services)	306	3,822
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	204	3,166
Kaman Corp.—Class A (Trading Companies & Distributors)	204	8,674
KapStone Paper & Packaging Corp. (Paper & Forest Products)	561	7,299
Karyopharm Therapeutics, Inc.* (Biotechnology)	306	2,053
KB Home (Household Durables)	561	8,533
KCG Holdings, Inc.*—Class A (Capital Markets)	408	5,426
Kearny Financial Corp. (Thrifts & Mortgage Finance)	612	7,699
Kelly Services, Inc.—Class A (Professional Services)	255	4,837
Kemper Corp. (Insurance)	255	7,900
Kennametal, Inc. (Machinery)	510	11,276
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	561	10,637
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	663	4,389
Kforce, Inc. (Professional Services)	204	3,446
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	255	3,175
Kimball International, Inc.—Class B (Commercial Services & Supplies)	306	3,482
Kindred Healthcare, Inc. (Health Care Providers & Services)	612	6,909
Kite Pharma, Inc.* (Biotechnology)	255	12,751
Kite Realty Group Trust (Real Estate Investment Trusts)	510	14,295
KLX, Inc.* (Aerospace & Defense)	357	11,067
Knight Transportation, Inc. (Road & Rail)	459	12,201
Knoll, Inc. (Commercial Services & Supplies)	306	7,430
Knowles Corp.* (Electronic Equipment, Instruments & Components)	612	8,372
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	867	1,925
Korn/Ferry International (Professional Services)	408	8,446
Kraton Performance Polymers, Inc.* (Chemicals)	204	5,698
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	561	2,300
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	408	8,552
Kronos Worldwide, Inc. (Chemicals)	357	1,874
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	612	6,977
Ladder Capital Corp. (Real Estate Investment Trusts)	306	3,733
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	1,071	2,528
Lakeland Bancorp, Inc. (Banks)	306	3,482
Landec Corp.* (Food Products)	255	2,744
Lannett Co., Inc.* (Pharmaceuticals)	204	4,853

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 149

Common Stocks, continued

	Shares	Value
LaSalle Hotel Properties (Real Estate Investment Trusts)	663	$15,634
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	918	4,911
La-Z-Boy, Inc. (Household Durables)	306	8,513
LDR Holding Corp.* (Health Care Equipment & Supplies)	204	7,538
LegacyTexas Financial Group, Inc. (Banks)	306	8,234
LendingClub Corp.* (Consumer Finance)	2,142	9,211
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	357	5,123
Lexington Realty Trust (Real Estate Investment Trusts)	1,479	14,953
Liberty Braves Group*—Class C (Media)	255	3,738
Liberty Media Group*—Class A (Media)	204	3,905
Liberty Media Group*—Class C (Media)	357	6,772
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Catalog Retail)	459	10,044
LifeLock, Inc.* (Diversified Consumer Services)	561	8,869
Limelight Networks, Inc.* (Internet Software & Services)	1,275	1,900
Lion Biotechnologies, Inc.* (Biotechnology)	408	3,305
Lionbridge Technologies, Inc.* (IT Services)	612	2,417
Liquidity Services, Inc.* (Internet Software & Services)	306	2,399
Lithia Motors, Inc.—Class A (Specialty Retail)	153	10,874
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	153	18,083
LivePerson, Inc.* (Internet Software & Services)	510	3,233
LogMeIn, Inc.* (Internet Software & Services)	153	9,705
Louisiana-Pacific Corp.* (Paper & Forest Products)	918	15,927
LSI Industries, Inc. (Electrical Equipment)	255	2,823
LTC Properties, Inc. (Real Estate Investment Trusts)	255	13,191
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	255	3,932
Lumentum Holdings, Inc.* (Communications Equipment)	357	8,639
Luminex Corp.* (Life Sciences Tools & Services)	306	6,190
M.D.C. Holdings, Inc. (Household Durables)	255	6,207
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	153	5,046
M/I Homes, Inc.* (Household Durables)	204	3,841
Macatawa Bank Corp. (Banks)	357	2,649
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	561	15,147
MacroGenics, Inc.* (Biotechnology)	255	6,882
Magellan Health, Inc.* (Health Care Providers & Services)	153	10,063
Maiden Holdings, Ltd. (Insurance)	459	5,618
MainSource Financial Group, Inc. (Banks)	204	4,498
MannKind Corp.* (Biotechnology)	2,907	3,372
ManTech International Corp.—Class A (IT Services)	153	5,786
Marchex, Inc.*—Class B (Internet Software & Services)	561	1,784
MarineMax, Inc.* (Specialty Retail)	204	3,462
Marketo, Inc.* (Internet Software & Services)	255	8,879
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	153	10,479
Marten Transport, Ltd. (Road & Rail)	204	4,039
Masimo Corp.* (Health Care Equipment & Supplies)	255	13,391
Masonite International Corp.* (Building Products)	204	13,494
MasTec, Inc.* (Construction & Engineering)	459	10,245
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	510	10,098
Matrix Service Co.* (Energy Equipment & Services)	255	4,205
Matson, Inc. (Marine)	306	9,880
Matthews International Corp.—Class A (Commercial Services & Supplies)	204	11,351
MAXIMUS, Inc. (IT Services)	408	22,590
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	408	7,336
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	408	2,154
MB Financial, Inc. (Banks)	459	16,653
MBIA, Inc.* (Insurance)	918	6,270
McDermott International, Inc.* (Energy Equipment & Services)	1,632	8,062
McGrath RentCorp (Commercial Services & Supplies)	153	4,680
MDC Partners, Inc.—Class A (Media)	357	6,530
Medgenics, Inc.* (Biotechnology)	357	1,981
Media General, Inc.* (Media)	714	12,274
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	1,479	22,496
MediciNova, Inc.* (Biotechnology)	357	2,695
Medidata Solutions, Inc.* (Health Care Technology)	357	16,732
MeetMe, Inc.* (Internet Software & Services)	510	2,718
Mentor Graphics Corp. (Software)	663	14,095
Mercury Systems, Inc.* (Aerospace & Defense)	255	6,339
Meredith Corp. (Media)	255	13,237
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	357	5,276
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	306	5,967
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	306	6,068
Meritage Homes Corp.* (Household Durables)	255	9,573
Meritor, Inc.* (Machinery)	663	4,774
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	918	4,948
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	255	8,729
MGE Energy, Inc. (Electric Utilities)	204	11,529
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,193	13,048
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	714	23,335
MiMedx Group, Inc.* (Biotechnology)	765	6,105
Minerals Technologies, Inc. (Chemicals)	204	11,587
Mitek System, Inc.* (Software)	357	2,538
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	357	15,372
Mobile Mini, Inc. (Commercial Services & Supplies)	306	10,600
MobileIron, Inc.* (Software)	663	2,022
Model N, Inc.* (Software)	204	2,723
Modine Manufacturing Co.* (Auto Components)	408	3,590
Molina Healthcare, Inc.* (Health Care Providers & Services)	255	12,724

See accompanying notes to financial statements.

150 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Momenta Pharmaceuticals, Inc.* (Biotechnology)	510	$5,508
MoneyGram International, Inc.* (IT Services)	357	2,445
Monmouth Real Estate Investment Corp.— Class A (Real Estate Investment Trusts)	459	6,086
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	1,071	10,935
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	255	17,422
Monotype Imaging Holdings, Inc. (Software)	306	7,537
Monro Muffler Brake, Inc. (Specialty Retail)	204	12,966
Monster Worldwide, Inc.* (Internet Software & Services)	969	2,316
Moog, Inc.*—Class A (Aerospace & Defense)	204	11,000
MRC Global, Inc.* (Trading Companies & Distributors)	612	8,697
MSA Safety, Inc. (Commercial Services & Supplies)	204	10,716
MSG Networks, Inc.*—Class A (Media)	408	6,259
Mueller Industries, Inc. (Machinery)	357	11,381
Mueller Water Products, Inc.—Class A (Machinery)	1,020	11,648
Myriad Genetics, Inc.* (Biotechnology)	408	12,485
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	204	4,241
Natera, Inc.* (Biotechnology)	255	3,077
National Bank Holdings Corp. (Banks)	204	4,153
National CineMedia, Inc. (Media)	459	7,105
National General Holdings Corp. (Insurance)	357	7,647
National Health Investors, Inc. (Real Estate Investment Trusts)	255	19,148
National Storage Affiliates Trust (Real Estate Investment Trusts)	204	4,247
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	306	3,446
Natus Medical, Inc.* (Health Care Equipment & Supplies)	204	7,711
Nautilus, Inc.* (Leisure Products)	255	4,549
Navigant Consulting, Inc.* (Professional Services)	357	5,766
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,224	1,922
Navistar International Corp.* (Machinery)	408	4,770
NBT Bancorp, Inc. (Banks)	306	8,761
NCI Building Systems, Inc.* (Building Products)	255	4,077
Nektar Therapeutics* (Pharmaceuticals)	816	11,612
Neogen Corp.* (Health Care Equipment & Supplies)	255	14,344
NeoGenomics, Inc.* (Life Sciences Tools & Services)	459	3,690
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	306	2,916
NETGEAR, Inc.* (Communications Equipment)	204	9,698
NetScout Systems, Inc.* (Communications Equipment)	612	13,617
NeuStar, Inc.*—Class A (IT Services)	357	8,393
Nevro Corp.* (Health Care Equipment & Supplies)	153	11,285
New Jersey Resources Corp. (Gas Utilities)	510	19,661
New Media Investment Group, Inc. (Media)	306	5,529
New Residential Investment Corp. (Real Estate Investment Trusts)	1,377	19,058
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	561	5,991
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	816	4,978
New York REIT, Inc. (Real Estate Investment Trusts)	1,071	9,907
Newpark Resources, Inc.* (Energy Equipment & Services)	714	4,134
NewStar Financial, Inc.* (Diversified Financial Services)	255	2,147
Nexstar Broadcasting Group, Inc.—Class A (Media)	204	9,706
NIC, Inc. (Internet Software & Services)	408	8,952
NII Holdings, Inc.* (Wireless Telecommunication Services)	663	2,108
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	510	4,060
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	510	2,795
NN, Inc. (Metal Fabricate/Hardware)	204	2,854
Nobilis Health Corp.* (Health Care Providers & Services)	816	1,820
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	612	8,501
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	510	2,356
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	306	4,538
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	459	4,246
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	663	9,832
Northwest Natural Gas Co. (Gas Utilities)	153	9,917
NorthWestern Corp. (Multi-Utilities)	306	19,300
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	255	3,863
Novavax, Inc.* (Biotechnology)	1,734	12,606
Novocure, Ltd.* (Health Care Equipment & Supplies)	408	4,761
NOW, Inc.* (Trading Companies & Distributors)	663	12,027
NRG Yield, Inc.—Class A (Independent Power and Renewable Electricity Producers)	306	4,657
NRG Yield, Inc.—Class C (Independent Power and Renewable Electricity Producers)	459	7,156
Nutrisystem, Inc. (Internet & Catalog Retail)	204	5,173
NuVasive, Inc.* (Health Care Equipment & Supplies)	306	18,275
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	408	8,845
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,122	10,479
Oclaro, Inc.* (Communications Equipment)	816	3,982
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,377	2,355
Office Depot, Inc.* (Specialty Retail)	3,570	11,817
OFG Bancorp (Banks)	408	3,386
Oil States International, Inc.* (Energy Equipment & Services)	357	11,738
Old National Bancorp (Banks)	867	10,864
Old Second Bancorp, Inc. (Banks)	357	2,438
Olin Corp. (Chemicals)	1,020	25,336
OM Asset Management PLC (Capital Markets)	306	4,085
Omeros Corp.* (Pharmaceuticals)	306	3,219
Omnicell, Inc.* (Health Care Technology)	255	8,729
OMNOVA Solutions, Inc.* (Chemicals)	408	2,958
On Assignment, Inc.* (Professional Services)	306	11,307

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 151

Common Stocks, continued

	Shares	Value
On Deck Capital, Inc.* (Diversified Financial Services)	510	$2,627
ONE Gas, Inc. (Gas Utilities)	306	20,377
Ophthotech Corp.* (Biotechnology)	204	10,410
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	510	3,014
ORBCOMM, Inc.* (Diversified Telecommunication Services)	510	5,075
Organovo Holdings, Inc.* (Biotechnology)	867	3,225
Orion Marine Group, Inc.* (Construction & Engineering)	408	2,166
Oritani Financial Corp. (Thrifts & Mortgage Finance)	306	4,893
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	255	11,158
Otonomy, Inc.* (Biotechnology)	204	3,240
Otter Tail Corp. (Electric Utilities)	255	8,540
OvaScience, Inc.* (Biotechnology)	408	2,126
Overseas Shipholding Group, Inc.—Class A (Oil, Gas & Consumable Fuels)	306	3,363
Owens & Minor, Inc. (Health Care Providers & Services)	408	15,250
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	255	2,295
P.H. Glatfelter Co. (Paper & Forest Products)	306	5,985
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	561	3,947
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	408	2,224
Pacific Premier Bancorp, Inc.* (Banks)	204	4,896
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	8,601
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	153	10,404
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	255	3,912
PAREXEL International Corp.* (Life Sciences Tools & Services)	306	19,241
Park Sterling Corp. (Banks)	459	3,254
Parker Drilling Co.* (Energy Equipment & Services)	1,224	2,803
Parkway Properties, Inc. (Real Estate Investment Trusts)	561	9,386
Party City Holdco, Inc.* (Specialty Retail)	255	3,547
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	408	9,371
Paycom Software, Inc.* (Software)	306	13,222
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	306	17,629
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	255	3,567
PDL BioPharma, Inc. (Biotechnology)	1,377	4,324
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	459	12,049
Pegasystems, Inc. (Software)	255	6,872
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	510	7,115
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	459	9,846
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	459	7,450
Penumbra, Inc.* (Health Care Equipment & Supplies)	153	9,104
Perficient, Inc.* (IT Services)	255	5,179
Performance Food Group Co.* (Food & Staples Retailing)	255	6,862
Performance Sports Group, Ltd.* (Leisure Products)	612	1,836
PGT, Inc.* (Building Products)	408	4,202
PharmAthene, Inc.* (Biotechnology)	867	2,115
PharMerica Corp.* (Health Care Providers & Services)	204	5,031
PHH Corp.* (Thrifts & Mortgage Finance)	408	5,435
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	510	4,544
Physicians Realty Trust (Real Estate Investment Trusts)	867	18,216
Pier 1 Imports, Inc. (Specialty Retail)	663	3,408
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	459	5,086
Pinnacle Financial Partners, Inc. (Banks)	255	12,457
Pioneer Energy Services Corp.* (Energy Equipment & Services)	663	3,050
Planet Payment, Inc.* (IT Services)	510	2,290
Plantronics, Inc. (Communications Equipment)	204	8,976
Plexus Corp.* (Electronic Equipment, Instruments & Components)	204	8,813
Plug Power, Inc.* (Electrical Equipment)	1,734	3,225
Ply Gem Holdings, Inc.* (Building Products)	204	2,972
PNM Resources, Inc. (Electric Utilities)	510	18,074
Polycom, Inc.* (Communications Equipment)	867	9,754
PolyOne Corp. (Chemicals)	510	17,972
Portland General Electric Co. (Electric Utilities)	561	24,751
Portola Pharmaceuticals, Inc.* (Biotechnology)	357	8,425
Potbelly Corp.* (Hotels, Restaurants & Leisure)	255	3,198
Potlatch Corp. (Real Estate Investment Trusts)	255	8,696
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	204	10,214
PRA Group, Inc.* (Consumer Finance)	306	7,387
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	153	6,389
Preferred Apartment Communities, Inc.— Class A (Real Estate Investment Trusts)	204	3,003
Press Ganey Holdings, Inc.* (Health Care Technology)	153	6,021
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	306	16,953
Primerica, Inc. (Insurance)	306	17,515
Primoris Services Corp. (Construction & Engineering)	306	5,793
PrivateBancorp, Inc. (Banks)	510	22,454
Progenics Pharmaceuticals, Inc.* (Biotechnology)	663	2,798
Progress Software Corp.* (Software)	357	9,803
Proofpoint, Inc.* (Software)	255	16,088
PROS Holdings, Inc.* (Software)	204	3,556
Prosperity Bancshares, Inc. (Banks)	408	20,804
Prothena Corp. PLC* (Biotechnology)	255	8,915
Proto Labs, Inc.* (Machinery)	153	8,807
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	408	8,013
PTC Therapeutics, Inc.* (Biotechnology)	357	2,506
Puma Biotechnology, Inc.* (Biotechnology)	204	6,077
Pure Storage, Inc.* (Technology Hardware, Storage & Peripherals)	459	5,003
Q2 Holdings, Inc.* (Internet Software & Services)	204	5,716
Qlik Technologies, Inc.* (Software)	561	16,594
QLogic Corp.* (Electronic Equipment, Instruments & Components)	561	8,269

See accompanying notes to financial statements.

152 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
QTS Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	306	$17,130
Quad/Graphics, Inc. (Commercial Services & Supplies)	204	4,751
Quality Systems, Inc. (Health Care Technology)	408	4,859
Qualys, Inc.* (Software)	204	6,081
Quanex Building Products Corp. (Building Products)	255	4,740
Quidel Corp.* (Health Care Equipment & Supplies)	204	3,643
QuinStreet, Inc.* (Internet Software & Services)	612	2,173
Quorum Health Corp.* (Health Care Providers & Services)	306	3,277
Quotient Technology, Inc.* (Internet Software & Services)	459	6,155
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,377	14,347
Radiant Logistics, Inc.* (Air Freight & Logistics)	561	1,683
Radio One, Inc.*—Class D (Media)	510	1,627
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	459	2,056
Radius Health, Inc.* (Biotechnology)	204	7,497
RadNet, Inc.* (Health Care Providers & Services)	459	2,451
RAIT Financial Trust (Real Estate Investment Trusts)	918	2,873
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	714	8,625
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	510	10,001
Raptor Pharmaceutical Corp.* (Biotechnology)	714	3,834
Raven Industries, Inc. (Industrial Conglomerates)	255	4,830
Rayonier Advanced Materials, Inc. (Chemicals)	357	4,852
RBC Bearings, Inc.* (Machinery)	153	11,093
Real Industry, Inc.* (Metals & Mining)	306	2,378
RealNetworks, Inc.* (Internet Software & Services)	408	1,758
RealPage, Inc.* (Software)	357	7,972
Red Rock Resorts, Inc.*—Class A (Hotels, Restaurants & Leisure)	204	4,484
Redwood Trust, Inc. (Real Estate Investment Trusts)	510	7,043
Regis Corp.* (Diversified Consumer Services)	306	3,810
Regulus Therapeutics, Inc.* (Biotechnology)	459	1,327
Relypsa, Inc.* (Pharmaceuticals)	306	5,661
Renasant Corp. (Banks)	255	8,244
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	408	3,603
Rent-A-Center, Inc. (Specialty Retail)	408	5,010
Repligen Corp.* (Biotechnology)	255	6,977
Republic First Bancorp, Inc.* (Banks)	510	2,198
Resource Capital Corp. (Real Estate Investment Trusts)	255	3,279
Resources Connection, Inc. (Professional Services)	306	4,523
Restoration Hardware Holdings, Inc.* (Specialty Retail)	255	7,313
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	612	13,262
RetailMeNot, Inc.* (Internet Software & Services)	357	2,752
Retrophin, Inc.* (Biotechnology)	255	4,542
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	459	9,680
Rexnord Corp.* (Machinery)	561	11,012
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,071	2,388
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	357	3,149
RingCentral, Inc.*—Class A (Software)	408	8,046
RLI Corp. (Insurance)	255	17,539
RLJ Lodging Trust (Real Estate Investment Trusts)	765	16,409
Roadrunner Transportation Systems, Inc.* (Road & Rail)	357	2,663
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	459	3,475
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	204	6,516
Rouse Properties, Inc. (Real Estate Investment Trusts)	306	5,585
Rovi Corp.* (Software)	561	8,774
RPX Corp.* (Professional Services)	408	3,741
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	510	17,793
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	663	2,380
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	663	2,393
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	3,960
Rush Enterprises, Inc.*—Class A (Trading Companies & Distributors)	204	4,396
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	255	4,067
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	255	12,916
S&T Bancorp, Inc. (Banks)	255	6,235
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	459	9,471
Sage Therapeutics, Inc.* (Biotechnology)	204	6,147
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	255	3,820
Saia, Inc.* (Road & Rail)	204	5,129
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	459	3,241
Sandy Spring Bancorp, Inc. (Banks)	153	4,446
Sangamo BioSciences, Inc.* (Biotechnology)	612	3,543
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	459	12,306
Sapiens International Corp. N.V. (Software)	255	2,986
Sarepta Therapeutics, Inc.* (Biotechnology)	306	5,835
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	153	5,678
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	204	3,590
Scholastic Corp. (Media)	204	8,080
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	204	7,197
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	357	4,662
Science Applications International Corp. (IT Services)	255	14,879
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	408	3,750
SciQuest, Inc.* (Internet Software & Services)	204	3,603
Scorpio Bulkers, Inc.* (Marine)	663	1,850
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,224	5,141
Seacoast Banking Corp. of Florida* (Banks)	255	4,141

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 153

Common Stocks, continued

	Shares	Value
Seadrill, Ltd.* (Energy Equipment & Services)	2,550	$8,262
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	459	6,577
Select Comfort Corp.* (Specialty Retail)	306	6,542
Select Income REIT (Real Estate Investment Trusts)	408	10,604
Select Medical Holdings Corp.* (Health Care Providers & Services)	714	7,761
Selective Insurance Group, Inc. (Insurance)	357	13,641
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	306	9,963
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	408	9,735
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	459	1,804
Sensient Technologies Corp. (Chemicals)	255	18,115
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	357	2,849
Seritage Growth Properties (Real Estate Investment Trusts)	153	7,626
ServiceSource International, Inc.* (IT Services)	663	2,672
ServisFirst Bancshares, Inc. (Banks)	153	7,557
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	306	11,953
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	408	6,014
ShoreTel, Inc.* (Communications Equipment)	561	3,753
Shutterfly, Inc.* (Internet & Catalog Retail)	204	9,508
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	408	2,623
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	459	2,309
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	255	12,429
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	255	4,343
Silver Spring Networks, Inc.* (Software)	306	3,718
Simmons First National Corp.—Class A (Banks)	204	9,422
Simpson Manufacturing Co., Inc. (Building Products)	255	10,193
Sinclair Broadcast Group, Inc.—Class A (Media)	408	12,183
SkyWest, Inc. (Airlines)	357	9,446
Smart & Final Stores, Inc.* (Food & Staples Retailing)	204	3,038
Smith & Wesson Holding Corp.* (Leisure Products)	357	9,704
Snyder’s-Lance, Inc. (Food Products)	510	17,284
Sonic Automotive, Inc.—Class A (Specialty Retail)	255	4,363
Sonic Corp. (Hotels, Restaurants & Leisure)	306	8,277
Sonus Networks, Inc.* (Communications Equipment)	408	3,546
Sorrento Therapeutics, Inc.* (Biotechnology)	357	1,999
Sotheby’s — Class A (Diversified Consumer Services)	357	9,782
South Jersey Industries, Inc. (Gas Utilities)	510	16,126
South State Corp. (Banks)	153	10,412
Southside Bancshares, Inc. (Banks)	204	6,308
Southwest Gas Corp. (Gas Utilities)	306	24,085
Spartan Motors, Inc. (Auto Components)	408	2,554
SpartanNash Co. (Food & Staples Retailing)	255	7,798
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	561	3,686
Spire, Inc. (Gas Utilities)	255	18,064
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	306	2,466
SPX Corp. (Machinery)	306	4,544
SPX FLOW, Inc.* (Machinery)	255	6,648
STAAR Surgical Co.* (Health Care Equipment & Supplies)	459	2,529
STAG Industrial, Inc. (Real Estate Investment Trusts)	459	10,929
Stage Stores, Inc. (Specialty Retail)	408	1,991
State Bank Financial Corp. (Banks)	255	5,189
State National Cos., Inc. (Insurance)	306	3,222
Steelcase, Inc.—Class A (Commercial Services & Supplies)	561	7,613
Stein Mart, Inc. (Specialty Retail)	357	2,756
Sterling Bancorp (Banks)	816	12,811
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	408	13,945
Stewart Information Services Corp. (Insurance)	153	6,336
Stifel Financial Corp.* (Capital Markets)	408	12,832
Stillwater Mining Co.* (Metals & Mining)	816	9,678
Stoneridge, Inc.* (Auto Components)	255	3,810
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	357	8,172
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	255	2,797
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	612	8,103
Summit Materials, Inc.*—Class A (Construction Materials)	408	8,348
Sun Hydraulics Corp. (Machinery)	153	4,543
SunCoke Energy, Inc. (Metals & Mining)	561	3,265
Sunrun, Inc.* (Electrical Equipment)	561	3,327
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	1,377	16,620
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	255	6,337
Superior Industries International, Inc. (Auto Components)	204	5,463
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	357	7,272
SUPERVALU, Inc.* (Food & Staples Retailing)	1,785	8,425
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	204	9,725
Swift Transportation Co.* (Road & Rail)	510	7,859
Sykes Enterprises, Inc.* (IT Services)	255	7,385
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	255	13,706
Synchronoss Technologies, Inc.* (Software)	255	8,124
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,377	5,233
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1,224	8,152
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	204	19,344
Syntel, Inc.* (IT Services)	204	9,233
Synthetic Biologics, Inc.* (Biotechnology)	1,071	1,928
Tailored Brands, Inc. (Specialty Retail)	408	5,165
Take-Two Interactive Software, Inc.* (Software)	510	19,339
TAL International Group, Inc. (Trading Companies & Distributors)	306	4,103
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	561	7,602
Talmer Bancorp, Inc.—Class A (Banks)	408	7,821
Tangoe, Inc.* (Software)	306	2,362

See accompanying notes to financial statements.

154 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
TASER International, Inc.* (Aerospace & Defense)	357	$8,882
Taylor Morrison Home Corp.*—Class A (Household Durables)	255	3,784
Team Health Holdings, Inc.* (Health Care Providers & Services)	408	16,592
Team, Inc.* (Commercial Services & Supplies)	204	5,065
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	204	14,657
Teekay Corp. (Oil, Gas & Consumable Fuels)	408	2,909
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	1,071	3,192
Teledyne Technologies, Inc.* (Aerospace & Defense)	204	20,206
Telenav, Inc.* (Software)	408	2,081
Teligent, Inc.* (Pharmaceuticals)	459	3,277
Tenneco, Inc.* (Auto Components)	357	16,639
Terraform Global, Inc. (Independent Power and Renewable Electricity Producers)	969	3,159
Terraform Power, Inc. (Independent Power and Renewable Electricity Producers)	663	7,227
Terravia Holdings, Inc.* (Chemicals)	969	2,539
Terreno Realty Corp. (Real Estate Investment Trusts)	306	7,916
TESARO, Inc.* (Biotechnology)	153	12,861
Tesco Corp. (Energy Equipment & Services)	408	2,730
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	306	9,376
Tetra Tech, Inc. (Commercial Services & Supplies)	357	10,976
TETRA Technologies, Inc.* (Energy Equipment & Services)	663	4,223
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	510	2,193
Texas Capital Bancshares, Inc.* (Banks)	306	14,309
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	408	18,604
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	255	2,841
TG Therapeutics, Inc.* (Biotechnology)	408	2,472
The Advisory Board Co.* (Professional Services)	255	9,024
The Andersons, Inc. (Food & Staples Retailing)	204	7,250
The Bancorp, Inc.* (Banks)	408	2,456
The Brink’s Co. (Commercial Services & Supplies)	306	8,718
The Buckle, Inc. (Specialty Retail)	204	5,302
The Cato Corp.—Class A (Specialty Retail)	204	7,695
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	306	14,731
The Chemours Co. (Chemicals)	1,173	9,666
The E.W. Scripps Co.*—Class A (Media)	408	6,463
The Empire District Electric Co. (Electric Utilities)	306	10,395
The Ensign Group, Inc. (Health Care Providers & Services)	357	7,501
The Finish Line, Inc.—Class A (Specialty Retail)	306	6,178
The GEO Group, Inc. (Real Estate Investment Trusts)	459	15,689
The Greenbrier Cos., Inc. (Machinery)	204	5,943
The Hackett Group, Inc. (IT Services)	204	2,829
The KEYW Holding Corp.* (Aerospace & Defense)	357	3,549
The Manitowoc Co., Inc. (Machinery)	969	5,281
The Medicines Co.* (Pharmaceuticals)	408	13,722
The New York Times Co.—Class A (Media)	816	9,874
The Rubicon Project, Inc.* (Software)	306	4,177
The Spectranetics Corp.* (Health Care Equipment & Supplies)	306	5,725
The St Joe Co.* (Real Estate Management & Development)	357	6,326
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,020	8,670
Theravance Biopharma, Inc.* (Pharmaceuticals)	255	5,786
Thermon Group Holdings, Inc.* (Electrical Equipment)	255	4,899
Third Point Reinsurance, Ltd.* (Insurance)	510	5,977
Tidewater, Inc. (Energy Equipment & Services)	561	2,474
Tier REIT, Inc. (Real Estate Investment Trusts)	357	5,473
Tile Shop Holdings, Inc.* (Specialty Retail)	255	5,069
Time, Inc. (Media)	663	10,913
TimkenSteel Corp. (Metals & Mining)	357	3,434
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	408	2,236
Titan International, Inc. (Machinery)	459	2,846
TiVo, Inc.* (Software)	663	6,564
TopBuild Corp.* (Household Durables)	255	9,231
TowneBank (Banks)	357	7,729
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,326	1,618
Travelport Worldwide, Ltd. (IT Services)	765	9,861
Tredegar Corp. (Chemicals)	204	3,288
Trevena, Inc.* (Biotechnology)	459	2,892
Trex Co., Inc.* (Building Products)	204	9,164
TRI Pointe Group, Inc.* (Household Durables)	969	11,454
TriMas Corp.* (Machinery)	306	5,508
TriNet Group, Inc.* (Professional Services)	306	6,362
Trinseo SA* (Chemicals)	204	8,758
Triple-S Management Corp.* (Health Care Providers & Services)	204	4,984
Triumph Group, Inc. (Aerospace & Defense)	306	10,863
tronc, Inc. (Media)	255	3,519
Tronox, Ltd. (Chemicals)	663	2,924
Trovagene, Inc.* (Biotechnology)	408	1,848
TrueBlue, Inc.* (Professional Services)	306	5,790
TrueCar, Inc.* (Internet Software & Services)	459	3,603
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	714	4,577
Trustmark Corp. (Banks)	459	11,406
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	561	4,224
Tubemogul, Inc.* (Software)	204	2,428
Tuesday Morning Corp.* (Multiline Retail)	459	3,222
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	357	9,546
Tutor Perini Corp.* (Construction & Engineering)	255	6,005
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	408	14,065
Ubiquiti Networks, Inc.* (Communications Equipment)	204	7,887
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	408	2,322
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	255	12,472
UMB Financial Corp. (Banks)	306	16,282
UMH Properties, Inc. (Real Estate Investment Trusts)	255	2,869
Umpqua Holdings Corp. (Banks)	1,377	21,302
Union Bankshares Corp. (Banks)	306	7,561
Unisys Corp.* (IT Services)	459	3,342
Unit Corp.* (Energy Equipment & Services)	357	5,555

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 155

Common Stocks, continued

	Shares	Value
United Bankshares, Inc. (Banks)	408	$15,304
United Community Banks, Inc. (Banks)	459	8,395
United Community Financial Corp. (Thrifts & Mortgage Finance)	459	2,791
United Development Funding IV (Real Estate Investment Trusts)+	270	216
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	408	5,296
United Natural Foods, Inc.* (Food & Staples Retailing)	306	14,321
Univar, Inc.* (Trading Companies & Distributors)	306	5,786
Universal American Corp. (Health Care Providers & Services)	510	3,866
Universal Corp. (Tobacco)	153	8,834
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	255	17,289
Universal Insurance Holdings, Inc. (Insurance)	255	4,738
Urban Edge Properties (Real Estate Investment Trusts)	561	16,751
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	204	5,055
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	510	2,178
Valhi, Inc. (Chemicals)	816	1,281
Valley National Bancorp (Banks)	1,581	14,419
Vanda Pharmaceuticals, Inc.* (Biotechnology)	306	3,424
VASCO Data Security International, Inc.* (Software)	255	4,179
Vector Group, Ltd. (Tobacco)	561	12,578
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	306	5,067
Verint Systems, Inc.* (Software)	408	13,517
Versartis, Inc.* (Biotechnology)	255	2,820
ViaSat, Inc.* (Communications Equipment)	255	18,207
Viavi Solutions, Inc.* (Communications Equipment)	1,530	10,144
VirnetX Holding Corp.* (Software)	561	2,244
Virtu Financial, Inc.—Class A (Capital Markets)	204	3,672
Virtusa Corp.* (IT Services)	204	5,892
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	867	10,742
Vitae Pharmaceuticals, Inc.* (Biotechnology)	255	2,751
Vital Therapies, Inc.* (Biotechnology)	306	1,897
Vitamin Shoppe, Inc.* (Specialty Retail)	204	6,236
Vivint Solar, Inc.* (Independent Power and Renewable Electricity Producers)	510	1,566
Vocera Communications, Inc.* (Health Care Technology)	255	3,277
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,326	8,089
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	765	1,775
Wabash National Corp.* (Machinery)	459	5,829
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	510	8,782
WageWorks, Inc.* (Professional Services)	255	15,251
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	204	4,647
Washington Federal, Inc. (Thrifts & Mortgage Finance)	561	13,610
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	459	14,440
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	204	3,127
Watts Water Technologies, Inc.— Class A (Machinery)	204	11,885
Wayfair, Inc.*—Class A (Internet & Catalog Retail)	204	7,956
Web.com Group, Inc.* (Internet Software & Services)	306	5,563
WebMD Health Corp.* (Internet Software & Services)	255	14,818
Webster Financial Corp. (Banks)	561	19,046
Weight Watchers International, Inc.* (Diversified Consumer Services)	255	2,966
Werner Enterprises, Inc. (Road & Rail)	306	7,029
WesBanco, Inc. (Banks)	255	7,918
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	408	5,475
West Corp. (Commercial Services & Supplies)	306	6,016
Westamerica Bancorp (Banks)	153	7,537
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	357	3,352
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	459	9,469
WGL Holdings, Inc. (Gas Utilities)	306	21,662
Whitestone REIT (Real Estate Investment Trusts)	255	3,845
Willbros Group, Inc.* (Oil & Gas Services)	663	1,677
William Lyon Homes*—Class A (Household Durables)	204	3,288
Wilshire Bancorp, Inc. (Banks)	510	5,314
Windstream Holdings, Inc. (Diversified Telecommunication Services)	714	6,619
Winnebago Industries, Inc. (Automobiles)	204	4,676
Wintrust Financial Corp. (Banks)	306	15,606
WisdomTree Investments, Inc. (Capital Markets)	765	7,489
WMIH Corp.* (Insurance)	1,683	3,736
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	612	12,436
Woodward, Inc. (Machinery)	306	17,637
World Wrestling Entertainment, Inc.—Class A (Media)	255	4,695
Worthington Industries, Inc. (Metals & Mining)	306	12,944
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,173	13,126
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	663	11,516
WSFS Financial Corp. (Thrifts & Mortgage Finance)	204	6,567
Xactly Corp.* (Internet Software & Services)	204	2,613
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	510	2,933
Xencor, Inc.* (Biotechnology)	255	4,842
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	663	11,125
XenoPort, Inc.* (Pharmaceuticals)	510	3,590
XO Group, Inc.* (Internet Software & Services)	204	3,556
XPO Logistics, Inc.* (Air Freight & Logistics)	612	16,071
Xura, Inc.* (Software)	204	4,984
Yadkin Financial Corp. (Banks)	357	8,957
YRC Worldwide, Inc.* (Road & Rail)	306	2,693
Zafgen, Inc.* (Biotechnology)	357	2,138
ZAGG, Inc.* (Household Durables)	408	2,142
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	255	6,969
Zendesk, Inc.* (Software)	510	13,454
ZIOPHARM Oncology, Inc.* (Biotechnology)	918	5,040

See accompanying notes to financial statements.

156 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
ZixCorp.* (Software)	612	$2,295
Zogenix, Inc.* (Pharmaceuticals)	306	2,463
TOTAL COMMON STOCKS (Cost $7,215,390)		9,452,388

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+^(a) (Biotechnology)	1,360	—
Dyax Corp.*+^(b) (Biotechnology)	972	1,079
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	800	2,016
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	490	—
TOTAL CONTINGENT RIGHTS (Cost $2,016)		3,095

Repurchase Agreements(d)(e) (21.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $3,154,031	$3,154,000	3,154,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,154,000)		3,154,000
TOTAL INVESTMENT SECURITIES (Cost $10,371,406)—86.1%		12,609,483
Net other assets (liabilities)—13.9%		2,038,264
NET ASSETS —100.0%		$14,647,747

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represented 0.023% of the net assets of the Fund.

*                 Non-income producing security

^                  The Advisor has deemed these securities to be illiquid. As of June 30, 2016, these securities represented 0.021% of the net assets of the Fund.

(a)         Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)          Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $2,315,000.

Futures Contracts Purchased

	Number		Notional	Unrealized
	of Contracts	Expiration Date	Amount at Value	Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	19	9/19/16	$2,182,530	$(37,416)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	7/27/16	(0.31)%	$1,766,528	$51,401
Russell 2000 Index	Goldman Sachs International	7/27/16	0.19%	3,506,362	164,497
				5,272,890	215,898
iShares Russell 2000 ETF	UBS AG	7/27/16	(0.16)%	4,321,134	265,541
Russell 2000 Index	UBS AG	7/27/16	0.19%	8,092,317	481,860
				12,413,451	747,401
				$17,686,341	$963,299

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 157

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$136,627	0.9%
Air Freight & Logistics	50,864	0.3%
Airlines	22,998	0.2%
Auto Components	96,872	0.7%
Automobiles	4,676	NM
Banks	837,352	5.8%
Biotechnology	509,609	3.6%
Building Products	104,360	0.7%
Capital Markets	110,525	0.8%
Chemicals	230,555	1.5%
Commercial Services & Supplies	216,189	1.5%
Communications Equipment	180,158	1.2%
Construction & Engineering	89,644	0.6%
Construction Materials	17,497	0.1%
Consumer Finance	51,147	0.3%
Containers & Packaging	7,603	0.1%
Distributors	14,339	0.1%
Diversified Consumer Services	98,698	0.7%
Diversified Financial Services	15,438	0.1%
Diversified Telecommunication Services	75,494	0.5%
Electric Utilities	130,013	0.9%
Electrical Equipment	64,132	0.4%
Electronic Equipment, Instruments & Components	252,785	1.7%
Energy Equipment & Services	111,081	0.8%
Food & Staples Retailing	47,694	0.3%
Food Products	92,247	0.7%
Gas Utilities	129,892	0.9%
Health Care Equipment & Supplies	298,102	2.0%
Health Care Providers & Services	222,815	1.5%
Health Care Technology	56,927	0.4%
Hotels, Restaurants & Leisure	246,854	1.6%
Household Durables	111,305	0.8%
Household Products	16,040	0.1%
Independent Power and Renewable Electricity Producers	75,701	0.5%
Industrial Conglomerates	4,830	NM
Insurance	178,571	1.2%
Internet & Catalog Retail	52,270	0.4%
Internet Software & Services	261,127	1.8%
IT Services	218,650	1.5%
Leisure Products	22,858	0.2%
Life Sciences Tools & Services	71,182	0.5%
Machinery	278,251	2.0%
Marine	13,686	0.1%
Media	201,356	1.3%
Metal Fabricate/Hardware	2,854	NM
Metals & Mining	112,025	0.8%
Mining	2,380	NM
Multiline Retail	23,486	0.2%
Multi-Utilities	56,868	0.4%
Oil & Gas Services	1,677	NM
Oil, Gas & Consumable Fuels	230,427	1.5%
Paper & Forest Products	43,431	0.3%
Personal Products	13,603	0.1%
Pharmaceuticals	210,415	1.4%
Professional Services	118,969	0.8%
Real Estate Investment Trusts	969,291	6.7%
Real Estate Management & Development	31,660	0.2%
Road & Rail	53,219	0.4%
Semiconductors & Semiconductor Equipment	349,441	2.4%
Software	435,430	3.1%
Specialty Retail	247,448	1.6%
Technology Hardware, Storage & Peripherals	73,754	0.5%
Textiles, Apparel & Luxury Goods	88,214	0.6%
Thrifts & Mortgage Finance	189,280	1.3%
Tobacco	21,412	0.1%
Trading Companies & Distributors	104,586	0.7%
Transportation Infrastructure	5,475	NM
Water Utilities	21,863	0.1%
Wireless Telecommunication Services	19,261	0.1%
Other**	5,192,264	35.4%
Total	$14,647,747	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

158 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$10,371,406
Securities, at value	9,455,483
Repurchase agreements, at value	3,154,000
Total Investment Securities, at value	12,609,483
Cash	612
Segregated cash balances with brokers	102,600
Segregated cash balances with custodian	738
Dividends and interest receivable	13,904
Unrealized gain on swap agreements	963,299
Receivable for capital shares issued	1,295,840
Variation margin on futures contracts	37,240
Prepaid expenses	265
TOTAL ASSETS	15,023,981
LIABILITIES:
Payable for capital shares redeemed	312,116
Advisory fees payable	9,818
Management services fees payable	1,309
Administration fees payable	478
Administrative services fees payable	6,860
Distribution fees payable	6,885
Transfer agency fees payable	1,532
Fund accounting fees payable	596
Compliance services fees payable	92
Other accrued expenses	36,548
TOTAL LIABILITIES	376,234
NET ASSETS	$14,647,747
NET ASSETS CONSIST OF:
Capital	$16,048,683
Accumulated net investment income (loss)	(47,799)
Accumulated net realized gains (losses) on investments	(4,517,097)
Net unrealized appreciation (depreciation) on investments	3,163,960
NET ASSETS	$14,647,747
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	798,354
Net Asset Value (offering and redemption price per share)	$18.35

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$79,819
Interest	7,171
Foreign tax withholding	(25)
TOTAL INVESTMENT INCOME	86,965
EXPENSES:
Advisory fees	57,979
Management services fees	7,730
Administration fees	3,958
Transfer agency fees	5,820
Administrative services fees	20,350
Distribution fees	19,326
Custody fees	1,467
Fund accounting fees	10,411
Trustee fees	276
Compliance services fees	113
Other fees	21,817
Total Gross Expenses before reductions	149,247
Expenses reduced and reimbursed by the Advisor	(19,373)
TOTAL NET EXPENSES	129,874
NET INVESTMENT INCOME (LOSS)	(42,909)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(568,474)
Net realized gains (losses) on futures contracts	56,342
Net realized gains (losses) on swap agreements	(1,880,758)
Change in net unrealized appreciation/depreciation on investments	1,589,669
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(803,221)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(846,130)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 159

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(42,909)	$(225,035)
Net realized gains (losses) on investments	(2,392,890)	169,629
Change in net unrealized appreciation/depreciation on investments	1,589,669	(2,446,433)
Change in net assets resulting from operations	(846,130)	(2,501,839)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(843,968)
Change in net assets resulting from distributions	—	(843,968)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	83,927,767	309,827,067
Distributions reinvested	—	843,968
Value of shares redeemed	(87,805,987)	(313,110,750)
Change in net assets resulting from capital transactions	(3,878,220)	(2,439,715)
Change in net assets	(4,724,350)	(5,785,522)

NET ASSETS:
Beginning of period	19,372,097	25,157,619
End of period	$14,647,747	$19,372,097
Accumulated net investment income (loss)	$(47,799)	$(4,890)

SHARE TRANSACTIONS:
Issued	5,010,209	14,967,940
Reinvested	—	39,810
Redeemed	(5,283,922)	(15,113,455)
Change in shares	(273,713)	(105,705)

See accompanying notes to financial statements.

160 :: ProFund VP UltraSmall-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$18.07		$21.36	$24.90	$13.35	$10.30	$16.15

Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.19)	(0.20)	(0.18)	(0.10)	(0.20)
Net realized and unrealized gains (losses) on investments	0.33	(b)	(2.48)	1.05	11.73	3.15	(1.96)
Total income (loss) from investment activities	0.28		(2.67)	0.85	11.55	3.05	(2.16)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.62)	(4.39)	—	—	(3.53)
Return of capital	—		—	—	—	—	(0.16)
Total distributions	—		(0.62)	(4.39)	—	—	(3.69)

Net Asset Value, End of Period	$18.35		$18.07	$21.36	$24.90	$13.35	$10.30

Total Return	1.55	%(c)	(12.93)%	5.38%	86.52%	29.61%	(18.83)%

Ratios to Average Net Assets:
Gross expenses(d)	1.93%		1.79%	1.76%	1.80%	1.94%	1.84%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.56)%		(0.89)%	(0.93)%	(0.95)%	(0.86)%	(1.50)%

Supplemental Data:
Net assets, end of period (000’s)	$14,648		$19,372	$25,158	$35,264	$19,450	$19,060
Portfolio turnover rate(e)	32	%(c)	45%	16%	32%	59%	38%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)        The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)         Not annualized for periods less than one year.

(d)        Annualized for periods less than one year.

(e)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 161

Investment Objective: The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Futures Contracts	17%
Swap Agreements	116%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.8%
Alphabet, Inc.	5.8%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.4%
Facebook, Inc.	3.4%

NASDAQ-100 Index — Composition

% of Index
Information Technology	56%
Consumer Discretionary	22%
Health Care	12%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (66.2%)

	Shares		Value
Activision Blizzard, Inc. (Software)	5,250		$208,058
Adobe Systems, Inc.* (Software)	3,570		341,970
Akamai Technologies, Inc.* (Internet Software & Services)	1,260		70,472
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,575		183,897
Alphabet, Inc.*—Class A (Internet Software & Services)	2,100		1,477,413
Alphabet, Inc.*—Class C (Internet Software & Services)	2,450		1,695,645
Amazon.com, Inc.* (Internet & Catalog Retail)	3,360		2,404,483
American Airlines Group, Inc. (Airlines)	4,095		115,929
Amgen, Inc. (Biotechnology)	5,355		814,764
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,170		122,909
Apple, Inc. (Technology Hardware, Storage & Peripherals)	38,920		3,720,752
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,735		185,408
Autodesk, Inc.* (Software)	1,610		87,165
Automatic Data Processing, Inc. (IT Services)	3,220		295,821
Baidu, Inc.*ADR (Internet Software & Services)	1,960		323,694
Bed Bath & Beyond, Inc. (Specialty Retail)	1,085		46,894
Biogen, Inc.* (Biotechnology)	1,540		372,403
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,155		89,859
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,765		429,681
CA, Inc. (Software)	2,975		97,669
Celgene Corp.* (Biotechnology)	5,495		541,972
Cerner Corp.* (Health Care Technology)	2,415		141,519
Charter Communications, Inc.*—Class A (Media)	1,925		440,131
Check Point Software Technologies, Ltd.* (Software)	1,225		97,608
Cisco Systems, Inc. (Communications Equipment)	35,735		1,025,237
Citrix Systems, Inc.* (Software)	1,085		86,898
Cognizant Technology Solutions Corp.* (IT Services)	4,305		246,418
Comcast Corp.—Class A (Media)	17,185		1,120,289
Costco Wholesale Corp. (Food & Staples Retailing)	3,115		489,180
CSX Corp. (Road & Rail)	6,790		177,084
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	2,660		109,592
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,680		104,227
Discovery Communications, Inc.*—Class A (Media)	1,085		27,375
Discovery Communications, Inc.*—Class C (Media)	1,750		41,738
DISH Network Corp.*—Class A (Media)	1,610		84,364
Dollar Tree, Inc.* (Multiline Retail)	1,680		158,323
eBay, Inc.* (Internet Software & Services)	8,155		190,909
Electronic Arts, Inc.* (Software)	2,135		161,748
Endo International PLC* (Pharmaceuticals)	1,575		24,554
Expedia, Inc. (Internet & Catalog Retail)	980		104,174
Express Scripts Holding Co.* (Health Care Providers & Services)	4,480		339,584
Facebook, Inc.*—Class A (Internet Software & Services)	16,415		1,875,905
Fastenal Co. (Trading Companies & Distributors)	2,065		91,665
Fiserv, Inc.* (IT Services)	1,575		171,250
Gilead Sciences, Inc. (Biotechnology)	9,450		788,319
Henry Schein, Inc.* (Health Care Providers & Services)	595		105,196
Illumina, Inc.* (Life Sciences Tools & Services)	1,050		147,399
Incyte Corp.* (Biotechnology)	1,330		106,373
Intel Corp. (Semiconductors & Semiconductor Equipment)	33,565		1,100,931
Intuit, Inc. (Software)	1,820		203,130
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	280		185,195
JD.com, Inc.*ADR (Internet & Catalog Retail)	6,440		136,721
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,120		94,147
Liberty Global PLC*—Class A (Media)	2,030		58,992
Liberty Global PLC*—Class C (Media)	4,655		133,366
Liberty Interactive Corp.* (Internet & Catalog Retail)	3,220		81,691
Liberty LiLAC Group*—Class A (Media)	—	(a)	11

See accompanying notes to financial statements.

162 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Liberty LiLAC Group*—Class C (Media)	1	$31
Liberty Ventures* (Internet & Catalog Retail)	945	35,031
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,715	79,799
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,820	120,957
Mattel, Inc. (Leisure Products)	2,415	75,565
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,030	72,451
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,385	101,618
Microsoft Corp. (Software)	55,860	2,858,355
Mondelez International, Inc.—Class A (Food Products)	11,025	501,748
Monster Beverage Corp.* (Beverages)	1,435	230,619
Mylan N.V.* (Pharmaceuticals)	3,605	155,880
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,065	50,778
Netease.com, Inc.ADR (Internet Software & Services)	560	108,203
Netflix, Inc.* (Internet & Catalog Retail)	3,045	278,557
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,610	64,142
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,780	177,698
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	2,450	191,933
O’Reilly Automotive, Inc.* (Specialty Retail)	700	189,770
PACCAR, Inc. (Machinery)	2,485	128,898
Paychex, Inc. (IT Services)	2,555	152,023
PayPal Holdings, Inc.* (IT Services)	8,610	314,351
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	10,430	558,735
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	735	256,684
Ross Stores, Inc. (Specialty Retail)	2,870	162,700
SBA Communications Corp.*—Class A (Diversified Telecommunication Services)	875	94,448
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,135	52,009
Sirius XM Holdings, Inc.* (Media)	35,245	139,218
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,365	86,377
Starbucks Corp. (Hotels, Restaurants & Leisure)	10,395	593,763
Stericycle, Inc.* (Commercial Services & Supplies)	595	61,951
Symantec Corp. (Software)	4,340	89,144
Tesla Motors, Inc.* (Automobiles)	1,050	222,894
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,140	447,321
The Kraft Heinz Co. (Food Products)	8,645	764,909
The Priceline Group, Inc.* (Internet & Catalog Retail)	350	436,944
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,845	252,913
Tractor Supply Co. (Specialty Retail)	945	86,165
TripAdvisor, Inc.* (Internet & Catalog Retail)	945	60,764
Twenty-First Century Fox, Inc.—Class A (Media)	7,770	210,178
Twenty-First Century Fox, Inc.—Class B (Media)	5,670	154,508
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	455	110,856
Verisk Analytics, Inc.*—Class A (Professional Services)	1,190	96,485
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,750	150,535
Viacom, Inc.—Class B (Media)	2,450	101,602
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,765	85,411
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,665	638,264
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,995	94,284
Whole Foods Market, Inc. (Food & Staples Retailing)	2,275	72,846
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,820	83,957
Yahoo!, Inc.* (Internet Software & Services)	6,755	253,718
TOTAL COMMON STOCKS (Cost $17,022,025)		36,386,091

Repurchase Agreements(b)(c) (18.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $10,340,103	$10,340,000	$10,340,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,340,000)		10,340,000
TOTAL INVESTMENT SECURITIES (Cost $27,362,025)—85.0%		46,726,091
Net other assets (liabilities)—15.0%		8,270,471
NET ASSETS—100.0%		$54,996,562

*  Non-income producing security

(a)         Number of shares is less than 0.50

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $7,233,000.

ADR    American Depositary Receipt

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 163

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	104	9/19/16	$9,172,800	$(112,028)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/16	0.64%	$18,648,884	$1,072,687
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	7/27/16	0.44%	12,634,260	645,322
				31,283,144	1,718,009
NASDAQ-100 Index	UBS AG	7/27/16	0.74%	24,957,195	1,224,665
PowerShares QQQ Trust, Series 1 ETF	UBS AG	7/27/16	0.74%	7,785,056	704,260
				32,742,251	1,928,925
				$64,025,395	$3,646,934

^    Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraNASDAQ-100 invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Airlines	$115,929	0.2%
Automobiles	222,894	0.4%
Beverages	230,619	0.4%
Biotechnology	3,304,806	6.0%
Commercial Services & Supplies	61,951	0.1%
Communications Equipment	1,025,237	1.9%
Diversified Telecommunication Services	94,448	0.2%
Food & Staples Retailing	1,200,290	2.2%
Food Products	1,266,657	2.3%
Health Care Equipment & Supplies	289,422	0.5%
Health Care Providers & Services	444,780	0.8%
Health Care Technology	141,519	0.3%
Hotels, Restaurants & Leisure	778,862	1.4%
Internet & Catalog Retail	3,647,957	6.6%
Internet Software & Services	5,995,959	11.0%
IT Services	1,179,863	2.1%
Leisure Products	75,565	0.1%
Life Sciences Tools & Services	147,399	0.3%
Machinery	128,898	0.2%
Media	2,511,803	4.6%
Multiline Retail	158,323	0.3%
Pharmaceuticals	180,434	0.3%
Professional Services	96,485	0.2%
Road & Rail	177,084	0.3%
Semiconductors & Semiconductor Equipment	3,732,965	6.8%
Software	4,231,745	7.7%
Specialty Retail	596,385	1.1%
Technology Hardware, Storage & Peripherals	3,917,823	7.1%
Trading Companies & Distributors	91,665	0.2%
Wireless Telecommunication Services	338,324	0.6%
Other**	18,610,471	33.8%
Total	$54,996,562	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

164 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$27,362,025
Securities, at value	36,386,091
Repurchase agreements, at value	10,340,000
Total Investment Securities, at value	46,726,091
Segregated cash balances with brokers	411,840
Segregated cash balances with custodian	904
Dividends and interest receivable	14,365
Unrealized gain on swap agreements	3,646,934
Receivable for capital shares issued	4,665,819
Receivable for investments sold	28,327
Variation margin on futures contracts	98,280
Prepaid expenses	913
TOTAL ASSETS	55,593,473

LIABILITIES:
Payable for capital shares redeemed	463,924
Cash overdraft	439
Advisory fees payable	36,780
Management services fees payable	4,904
Administration fees payable	1,790
Administrative services fees payable	20,712
Distribution fees payable	19,454
Trustee fees payable	20
Transfer agency fees payable	5,587
Fund accounting fees payable	2,229
Compliance services fees payable	340
Other accrued expenses	40,732
TOTAL LIABILITIES	596,911

NET ASSETS	$54,996,562

NET ASSETS CONSIST OF:
Capital	$40,563,295
Accumulated net investment income (loss)	(201,567)
Accumulated net realized gains (losses) on investments	(8,264,138)
Net unrealized appreciation (depreciation) on investments	22,898,972

NET ASSETS	$54,996,562
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	871,422
Net Asset Value (offering and redemption price per share)	$63.11

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$259,967
Interest	26,806
TOTAL INVESTMENT INCOME	286,773

EXPENSES:
Advisory fees	218,338
Management services fees	29,111
Administration fees	12,137
Transfer agency fees	17,854
Administrative services fees	82,752
Distribution fees	72,779
Custody fees	4,986
Fund accounting fees	14,578
Trustee fees	856
Compliance services fees	359
Other fees	51,616
Total Gross Expenses before reductions	505,366
Expenses reduced and reimbursed by the Advisor	(16,289)
TOTAL NET EXPENSES	489,077
NET INVESTMENT INCOME (LOSS)	(202,304)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(961,917)
Net realized gains (losses) on futures contracts	(389,131)
Net realized gains (losses) on swap agreements	(8,195,843)
Change in net unrealized appreciation/depreciation on investments	2,780,157
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,766,734)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,969,038)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 165

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(202,304)	$(622,777)
Net realized gains (losses) on investments	(9,546,891)	8,715,719
Change in net unrealized appreciation/depreciation on investments	2,780,157	1,497,722
Change in net assets resulting from operations	(6,969,038)	9,590,664

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(9,693,982)
Change in net assets resulting from distributions	—	(9,693,982)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	286,761,340	1,079,102,574
Distributions reinvested	—	9,693,982
Value of shares redeemed	(301,479,942)	(1,117,274,261)
Change in net assets resulting from capital transactions	(14,718,602)	(28,477,705)
Change in net assets	(21,687,640)	(28,581,023)

NET ASSETS:
Beginning of period	76,684,202	105,265,225
End of period	$54,996,562	$76,684,202
Accumulated net investment income (loss)	$(201,567)	$737

SHARE TRANSACTIONS:
Issued	4,642,590	15,701,136
Reinvested	—	146,812
Redeemed	(4,871,530)	(16,252,034)
Change in shares	(228,940)	(404,086)

See accompanying notes to financial statements.

166 :: ProFund VP UltraNASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$69.69		$69.97	$51.51	$28.77	$21.51	$21.77

Investment Activities:
Net investment income (loss)(a)	(0.21)		(0.55)	(0.42)	(0.33)	(0.23)	(0.28)
Net realized and unrealized gains (losses) on investments	(6.37)		9.55	18.88	23.07	7.49	0.02
Total income (loss) from investment activities	(6.58)		9.00	18.46	22.74	7.26	(0.26)

Distributions to Shareholders From:
Net realized gains on investments	—		(9.28)	—	—	—	—

Net Asset Value, End of Period	$63.11		$69.69	$69.97	$51.51	$28.77	$21.51

Total Return	(9.44	)%(b)	13.60%	35.84%	79.04%	33.75%	(1.19)%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.71%	1.72%	1.72%	1.82%	1.77%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.70)%		(0.79)%	(0.72)%	(0.88)%	(0.79)%	(1.25)%

Supplemental Data:
Net assets, end of period (000’s)	$54,997		$76,684	$105,265	$64,938	$29,454	$34,817
Portfolio turnover rate(d)	3	%(b)	58%	77%	27%	36%	24%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 167

Investment Objective: The ProFund VP Bear seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(88)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	19%
Financials	16%
Health Care	15%
Consumer Discretionary	12%
Consumer Staples	11%
Industrials	10%
Energy	7%
Utilities	4%
Telecommunication Services	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (106.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $11,180,111	$11,180,000	$11,180,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,180,000)		11,180,000
TOTAL INVESTMENT SECURITIES (Cost $11,180,000)—106.3%		11,180,000
Net other assets (liabilities)—(6.3)%		(660,994)
NET ASSETS—100.0%		$10,519,006

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $1,136,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	9/19/16	$1,254,600	$8,422

Swap Agreements

				Notional
		Termination	Rate Paid	Amount	Unrealized
Underlying Instrument	Counterparty	Date	(Received)^	at Value	Gain (Loss)
S&P 500	Goldman Sachs International	7/27/16	(0.34)%	$(6,999,906)	$(354,178)
S&P 500	UBS AG	7/27/16	(0.19)%	(2,228,544)	(93,122)
				$(9,228,450)	$(447,300)

^    Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

168 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$11,180,000
Repurchase agreements, at value	11,180,000
Total Investment Securities, at value	11,180,000
Cash	169
Segregated cash balances with brokers	55,440
Interest receivable	111
Receivable for capital shares issued	41,503
Prepaid expenses	160
TOTAL ASSETS	11,277,383

LIABILITIES:
Payable for capital shares redeemed	273,066
Unrealized loss on swap agreements	447,300
Variation margin on futures contracts	14,520
Advisory fees payable	6,390
Management services fees payable	852
Administration fees payable	311
Administrative services fees payable	3,300
Distribution fees payable	3,237
Transfer agency fees payable	963
Fund accounting fees payable	388
Compliance services fees payable	62
Other accrued expenses	7,988
TOTAL LIABILITIES	758,377

NET ASSETS	$10,519,006

NET ASSETS CONSIST OF:
Capital	$66,544,761
Accumulated net investment income (loss)	(78,834)
Accumulated net realized gains (losses) on investments	(55,508,043)
Net unrealized appreciation (depreciation) on investments	(438,878)
NET ASSETS	$10,519,006

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,199,831
Net Asset Value (offering and redemption price per share)	$8.77

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$13,916

EXPENSES:
Advisory fees	41,406
Management services fees	5,521
Administration fees	2,182
Transfer agency fees	3,228
Administrative services fees	15,784
Distribution fees	13,802
Custody fees	817
Fund accounting fees	2,563
Trustee fees	141
Compliance services fees	62
Other fees	7,244
TOTAL NET EXPENSES	92,750
NET INVESTMENT INCOME (LOSS)	(78,834)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(53,893)
Net realized gains (losses) on swap agreements	(563,331)
Change in net unrealized appreciation/depreciation on investments	(471,324)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,088,548)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,167,382)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 169

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015

FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(78,834)	$(156,296)
Net realized gains (losses) on investments	(617,224)	(1,336,656)
Change in net unrealized appreciation/depreciation on investments	(471,324)	(60,522)
Change in net assets resulting from operations	(1,167,382)	(1,553,474)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	69,132,582	199,181,189
Value of shares redeemed	(65,190,745)	(198,470,877)
Change in net assets resulting from capital transactions	3,941,837	710,312
Change in net assets	2,774,455	(843,162)
NET ASSETS:
Beginning of period	7,744,551	8,587,713
End of period	$10,519,006	$7,744,551
Accumulated net investment income (loss)	$(78,834)	$—
SHARE TRANSACTIONS:
Issued	7,363,914	20,845,292
Redeemed	(6,999,189)	(20,890,850)
Change in shares	364,725	(45,558)

See accompanying notes to financial statements.

170 :: ProFund VP Bear :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended
	Jun. 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Asset Value, Beginning of Period	$9.27		$9.75	$11.37	$15.48	$18.56	$20.37
Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.15)	(0.18)	(0.22)	(0.26)	(0.32)
Net realized and unrealized gains (losses) on investments	(0.43)		(0.33)	(1.44)	(3.89)	(2.82)	(1.49)
Total income (loss) from investment activities	(0.50)		(0.48)	(1.62)	(4.11)	(3.08)	(1.81)
Net Asset Value, End of Period	$8.77		$9.27	$9.75	$11.37	$15.48	$18.56
Total Return	(5.39	)%(b)	(4.92)%	(14.25)%	(26.55)%	(16.59)%	(8.89)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.76%	1.74%	1.78%	1.71%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.43)%		(1.63)%	(1.66)%	(1.65)%	(1.58)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$10,519		$7,745	$8,588	$14,674	$13,010	$22,381
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 171

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results that, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financials	26%
Information Technology	17%
Industrials	13%
Consumer Discretionary	12%
Health Care	9%
Materials	8%
Utilities	6%
Consumer Staples	5%
Energy	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (85.3%)

	Principal
	Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $363,004	$363,000	$363,000
TOTAL REPURCHASE AGREEMENTS (Cost $363,000)		363,000

TOTAL INVESTMENT SECURITIES (Cost $363,000)—85.3%		363,000
Net other assets (liabilities)—14.7%		62,719
NET ASSETS—100.0%		$425,719

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $195,000.

Swap Agreements

				Notional
		Termination	Rate Paid	Amount	Unrealized
Underlying Instrument	Counterparty	Date	(Received)^	at Value	Gain (Loss)
S&P MidCap 400	Goldman Sachs International	7/27/16	(0.04)%	$(122,532)	$(2,674)
S&P MidCap 400	UBS AG	7/27/16	(0.34)%	(301,438)	(19,721)
				$(423,970)	$(22,395)

^  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

172 :: ProFund VP Short Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$363,000
Repurchase agreements, at value	363,000
Total Investment Securities, at value	363,000
Cash	418
Interest receivable	3
Receivable for capital shares issued	124,187
Prepaid expenses	9
TOTAL ASSETS	487,617
LIABILITIES:
Payable for capital shares redeemed	37,732
Unrealized loss on swap agreements	22,395
Advisory fees payable	390
Management services fees payable	52
Administration fees payable	19
Administrative services fees payable	147
Distribution fees payable	184
Transfer agency fees payable	63
Fund accounting fees payable	24
Compliance services fees payable	4
Other accrued expenses	888
TOTAL LIABILITIES	61,898
NET ASSETS	$425,719
NET ASSETS CONSIST OF:
Capital	$2,641,830
Accumulated net investment income (loss)	(5,658)
Accumulated net realized gains (losses) on investments	(2,188,058)
Net unrealized appreciation (depreciation) on investments	(22,395)
NET ASSETS	$425,719
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	67,608
Net Asset Value (offering and redemption price per share)	$6.30

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$979
EXPENSES:
Advisory fees	2,963
Management services fees	395
Administration fees	179
Transfer agency fees	263
Administrative services fees	1,135
Distribution fees	988
Custody fees	63
Fund accounting fees	210
Trustee fees	13
Compliance services fees	4
Other fees	424
TOTAL NET EXPENSES	6,637
NET INVESTMENT INCOME (LOSS)	(5,658)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(91,079)
Change in net unrealized appreciation/depreciation on investments	(16,979)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(108,058)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(113,716)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 173

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(5,658)	$(14,475)
Net realized gains (losses) on investments	(91,079)	91,527
Change in net unrealized appreciation/depreciation on investments	(16,979)	(13,331)
Change in net assets resulting from operations	(113,716)	63,721
CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,481,492	71,345,621
Value of shares redeemed	(17,489,310)	(71,409,705)
Change in net assets resulting from capital transactions	(7,818)	(64,084)
Change in net assets	(121,534)	(363)
NET ASSETS:
Beginning of period	547,253	547,616
End of period	$425,719	$547,253
Accumulated net investment income (loss)	$(5,658)	$—
SHARE TRANSACTIONS:
Issued	2,584,852	10,607,569
Redeemed	(2,596,318)	(10,606,303)
Change in shares	(11,466)	1,266

See accompanying notes to financial statements.

174 :: ProFund VP Short Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended
	Jun. 30, 2016		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Asset Value, Beginning of Period	$6.92		$7.04		$8.03	$11.12	$13.72	$14.95
Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.11)		(0.13)	(0.15)	(0.19)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.57)		(0.01	)(b)	(0.86)	(2.94)	(2.41)	(1.00)
Total income (loss) from investment activities	(0.62)		(0.12)		(0.99)	(3.09)	(2.60)	(1.23)
Net Asset Value, End of Period	$6.30		$6.92		$7.04	$8.03	$11.12	$13.72
Total Return	(8.96	)%(c)	(1.70)%		(12.44)%	(27.70)%	(18.95)%	(8.23)%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.84%		2.51%	2.06%	1.95%	1.84%
Net expenses(d)	1.68%		1.68%		1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(d)	(1.43)%		(1.64)%		(1.66)%	(1.65)%	(1.58)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$426		$547		$548	$426	$1,050	$2,622
Portfolio turnover rate(e)	—		—		—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 175

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(4)%
Swap Agreements	(96)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	25%
Information Technology	17%
Industrials	14%
Health Care	14%
Consumer Discretionary	14%
Materials	5%
Utilities	4%
Consumer Staples	3%
Energy	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (97.4%)

	Principal
	Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $3,101,031	$3,101,000	$3,101,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,101,000)		3,101,000
TOTAL INVESTMENT SECURITIES (Cost $3,101,000)—97.4%		3,101,000
Net other assets (liabilities)—2.6%		83,258
NET ASSETS—100.0%		$3,184,258

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $583,000.

Futures Contracts Sold

	Number		Notional	Unrealized
	of	Expiration	Amount	Appreciation/
	Contracts	Date	at Value	(Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	9/19/16	$114,870	$2,573

Swap Agreements

				Notional
		Termination	Rate Paid	Amount	Unrealized
Underlying Instrument	Counterparty	Date	(Received)^	at Value	Gain (Loss)
Russell 2000 Index	Goldman Sachs International	7/27/16	0.31%	$(1,804,287)	$(84,968)
Russell 2000 Index	UBS AG	7/27/16	0.41%	(1,244,890)	(67,410)
				$(3,049,177)	$(152,378)

^  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

176 :: ProFund VP Short Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$3,101,000
Repurchase agreements, at value	3,101,000
Total Investment Securities, at value	3,101,000
Cash	602
Segregated cash balances with brokers	5,400
Interest receivable	31
Receivable for capital shares issued	241,096
Prepaid expenses	47
TOTAL ASSETS	3,348,176
LIABILITIES:
Unrealized loss on swap agreements	152,378
Variation margin on futures contracts	1,960
Advisory fees payable	1,727
Management services fees payable	230
Administration fees payable	88
Administrative services fees payable	1,385
Distribution fees payable	1,470
Transfer agency fees payable	275
Fund accounting fees payable	110
Compliance services fees payable	18
Other accrued expenses	4,277
TOTAL LIABILITIES	163,918
NET ASSETS	$3,184,258
NET ASSETS CONSIST OF:
Capital	$7,304,862
Accumulated net investment income (loss)	(22,146)
Accumulated net realized gains (losses) on investments	(3,948,653)
Net unrealized appreciation (depreciation) on investments	(149,805)
NET ASSETS	$3,184,258
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	173,792
Net Asset Value (offering and redemption price per share)	$18.32

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$3,874
EXPENSES:
Advisory fees	11,616
Management services fees	1,549
Administration fees	581
Transfer agency fees	859
Administrative services fees	3,995
Distribution fees	3,872
Custody fees	214
Fund accounting fees	682
Trustee fees	38
Compliance services fees	18
Other fees	3,326
Total Gross Expenses before reductions	26,750
Expenses reduced and reimbursed by the Advisor	(730)
TOTAL NET EXPENSES	26,020
NET INVESTMENT INCOME (LOSS)	(22,146)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(14,410)
Net realized gains (losses) on swap agreements	(166,974)
Change in net unrealized appreciation/depreciation on investments	(133,842)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(315,226)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(337,372)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 177

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(22,146)	$(49,101)
Net realized gains (losses) on investments	(181,384)	153,356
Change in net unrealized appreciation/depreciation on investments	(133,842)	(19,591)
Change in net assets resulting from operations	(337,372)	84,664
CAPITAL TRANSACTIONS:
Proceeds from shares issued	31,118,236	138,375,354
Value of shares redeemed	(29,938,848)	(137,973,637)
Change in net assets resulting from capital transactions	1,179,388	401,717
Change in net assets	842,016	486,381
NET ASSETS:
Beginning of period	2,342,242	1,855,861
End of period	$3,184,258	$2,342,242
Accumulated net investment income (loss)	$(22,146)	$—
SHARE TRANSACTIONS:
Issued	1,560,202	7,370,773
Redeemed	(1,507,714)	(7,344,806)
Change in shares	52,488	25,967

See accompanying notes to financial statements.

178 :: ProFund VP Short Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended
	Jun. 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		Dec. 31, 2015	Dec. 31, 2014(a)	Dec. 31, 2013(a)	Dec. 31, 2012(a)	Dec. 31, 2011(a)
Net Asset Value, Beginning of Period	$19.31		$19.47	$21.45	$31.20	$38.50	$42.35
Investment Activities:
Net investment income (loss)(b)	(0.14)		(0.31)	(0.35)	(0.45)	(0.55)	(0.65)
Net realized and unrealized gains (losses) on investments	(0.85)		0.15	(1.63)	(9.30)	(6.75)	(3.20)
Total income (loss) from investment activities	(0.99)		(0.16)	(1.98)	(9.75)	(7.30)	(3.85)
Net Asset Value, End of Period	$18.32		$19.31	$19.47	$21.45	$31.20	$38.50
Total Return	(5.13	)%(c)	(0.82)%	(9.23)%	(31.25)%	(18.96)%	(9.09)%
Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.74%	1.96%	1.83%	1.87%	1.78%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.43)%		(1.64)%	(1.66)%	(1.65)%	(1.58)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$3,184		$2,342	$1,856	$2,057	$4,404	$6,022
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)     As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b)    Per share net investment income (loss) has been calculated using the average daily shares method.

(c)     Not annualized for periods less than one year.

(d)    Annualized for periods less than one year.

(e)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or deriviate instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 179

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Information Technology	17%
Consumer Discretionary	15%
Financials	15%
Health Care	14%
Consumer Staples	8%
Energy	8%
Materials	2%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (104.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $59,001	$59,000	$59,000
TOTAL REPURCHASE AGREEMENTS (Cost $59,000)		59,000
TOTAL INVESTMENT SECURITIES (Cost $59,000)—104.9%		59,000
Net other assets (liabilities)—(4.9)%		(2,773)
NET ASSETS—100.0%		$56,227

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $25,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	7/27/16	(0.29)%	$(397)	$(172)
Dow Jones Industrial Average	UBS AG	7/27/16	(0.24)%	(55,647)	(2,456)
				$(56,044)	$(2,628)

^                Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

180 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$59,000
Repurchase agreements, at value	59,000
Total Investment Securities, at value	59,000
Cash	196
Interest receivable	1
Prepaid expenses	1
TOTAL ASSETS	59,198
LIABILITIES:
Payable for capital shares redeemed	3
Unrealized loss on swap agreements	2,628
Advisory fees payable	20
Management services fees payable	3
Administration fees payable	1
Administrative services fees payable	9
Distribution fees payable	13
Transfer agency fees payable	3
Fund accounting fees payable	1
Other accrued expenses	290
TOTAL LIABILITIES	2,971
NET ASSETS	$56,227
NET ASSETS CONSIST OF:
Capital	$101,367
Accumulated net investment income (loss)	(255)
Accumulated net realized gains (losses) on investments	(42,257)
Net unrealized appreciation (depreciation) on investments	(2,628)
NET ASSETS	$56,227
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,551
Net Asset Value (offering and redemption price per share)	$15.83

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$46
EXPENSES:
Advisory fees	134
Management services fees	18
Administration fees	11
Transfer agency fees	17
Administrative services fees	25
Distribution fees	45
Custody fees	4
Fund accounting fees	13
Trustee fees	1
Printing fees	100
Other fees	29
Total Gross Expenses before reductions	397
Expenses reduced and reimbursed by the Advisor	(96)
TOTAL NET EXPENSES	301
NET INVESTMENT INCOME (LOSS)	(255)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(1,105)
Change in net unrealized appreciation/depreciation on investments	(2,792)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,897)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,152)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 181

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(255)	$(822)
Net realized gains (losses) on investments	(1,105)	24,830
Change in net unrealized appreciation/depreciation on investments	(2,792)	(741)
Change in net assets resulting from operations	(4,152)	23,267
CAPITAL TRANSACTIONS:
Proceeds from shares issued	137,822	2,700,776
Value of shares redeemed	(106,340)	(2,771,793)
Change in net assets resulting from capital transactions	31,482	(71,017)
Change in net assets	27,330	(47,750)
NET ASSETS:
Beginning of period	28,897	76,647
End of period	$56,227	$28,897
Accumulated net investment income (loss)	$(255)	$—
SHARE TRANSACTIONS:
Issued	8,109	160,047
Redeemed	(6,278)	(162,686)
Change in shares	1,831	(2,639)

See accompanying notes to financial statements.

182 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)
Net Asset Value, Beginning of Period	$16.80		$17.58		$19.86	$28.02	$32.04	$36.90
Investment Activities:
Net investment income (loss)(b)	(0.12)		(0.28)		(0.32)	(0.36)	(0.48)	(0.54)
Net realized and unrealized gains (losses) on investments	(0.85)		(0.50	)(c)	(1.96)	(7.80)	(3.54)	(4.32)
Total income (loss) from investment activities	(0.97)		(0.78)		(2.28)	(8.16)	(4.02)	(4.86)
Net Asset Value, End of Period	$15.83		$16.80		$17.58	$19.86	$28.02	$32.04
Total Return	(5.77	)%(d)	(4.44)%		(11.48)%	(29.12)%	(12.55)%	(13.17)%
Ratios to Average Net Assets:
Gross expenses(e)	2.21%		4.80%		12.33%	6.85%	5.27%	5.03%
Net expenses(e)	1.68%		1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(1.42)%		(1.64)%		(1.66)%	(1.66)%	(1.58)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$56		$29		$77	$45	$56	$84
Portfolio turnover rate(f)	—		—		—	—	—	—

(a)              As described in Note 10, adjusted for 1:6 reverse stock split that occurred on October 20, 2014.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)             Not annualized for periods less than one year.

(e)              Annualized for periods less than one year.

(f)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 183

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(87)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	56%
Consumer Discretionary	22%
Health Care	12%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $3,584,036	$3,584,000	$3,584,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,584,000)		3,584,000
TOTAL INVESTMENT SECURITIES (Cost $3,584,000)—102.3%		3,584,000
Net other assets (liabilities)—(2.3)%		(81,484)
NET ASSETS—100.0%		$3,502,516

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $652,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	5	9/19/16	$441,000	$(13,694)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/16	(0.34)%	$(1,055,613)	$(72,552)
NASDAQ-100 Index	UBS AG	7/27/16	(0.34)%	(1,978,146)	(99,652)
				$(3,033,759)	$(172,204)

^                Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

184 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$3,584,000
Repurchase agreements, at value	3,584,000
Total Investment Securities, at value	3,584,000
Cash	472
Segregated cash balances with brokers	19,800
Segregated cash balances with custodian	600
Interest receivable	36
Receivable for capital shares issued	141,438
Prepaid expenses	105
TOTAL ASSETS	3,746,451
LIABILITIES:
Payable for capital shares redeemed	52,660
Unrealized loss on swap agreements	172,204
Variation margin on futures contracts	4,725
Advisory fees payable	2,436
Management services fees payable	325
Administration fees payable	124
Administrative services fees payable	2,016
Distribution fees payable	2,088
Transfer agency fees payable	448
Fund accounting fees payable	154
Compliance services fees payable	33
Other accrued expenses	6,722
TOTAL LIABILITIES	243,935
NET ASSETS	$3,502,516
NET ASSETS CONSIST OF:
Capital	$13,575,474
Accumulated net investment income (loss)	(41,233)
Accumulated net realized gains (losses) on investments	(9,845,827)
Net unrealized appreciation (depreciation) on investments	(185,898)
NET ASSETS	$3,502,516
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	204,417
Net Asset Value (offering and redemption price per share)	$17.13

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$7,150
EXPENSES:
Advisory fees	21,599
Management services fees	2,880
Administration fees	1,157
Transfer agency fees	1,704
Administrative services fees	7,569
Distribution fees	7,200
Custody fees	421
Fund accounting fees	1,360
Trustee fees	69
Compliance services fees	33
Other fees	5,267
Total Gross Expenses before reductions	49,259
Expenses reduced and reimbursed by the Advisor	(876)
TOTAL NET EXPENSES	48,383
NET INVESTMENT INCOME (LOSS)	(41,233)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	2,999
Net realized gains (losses) on swap agreements	(135,333)
Change in net unrealized appreciation/depreciation on investments	(202,375)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(334,709)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(375,942)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 185

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(41,233)	$(73,230)
Net realized gains (losses) on investments	(132,334)	(1,661,206)
Change in net unrealized appreciation/depreciation on investments	(202,375)	(16,651)
Change in net assets resulting from operations	(375,942)	(1,751,087)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	55,190,779	139,800,308
Value of shares redeemed	(54,123,256)	(138,032,214)
Change in net assets resulting from capital transactions	1,067,523	1,768,094
Change in net assets	691,581	17,007
NET ASSETS:
Beginning of period	2,810,935	2,793,928
End of period	$3,502,516	$2,810,935
Accumulated net investment income (loss)	$(41,233)	$—
SHARE TRANSACTIONS:
Issued	3,060,444	7,712,970
Redeemed	(3,021,329)	(7,690,578)
Change in shares	39,115	22,392

See accompanying notes to financial statements.

186 :: ProFund VP Short NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)
Net Asset Value, Beginning of Period	$17.00		$19.55	$24.25	$34.35	$42.30	$47.25
Investment Activities:
Net investment income (loss)(b)	(0.13)		(0.29)	(0.37)	(0.50)	(0.55)	(0.75)
Net realized and unrealized gains (losses) on investments	0.26	(c)	(2.26)	(4.33)	(9.60)	(7.40)	(4.20)
Total income (loss) from investment activities	0.13		(2.55)	(4.70)	(10.10)	(7.95)	(4.95)
Net Asset Value, End of Period	$17.13		$17.00	$19.55	$24.25	$34.35	$42.30
Total Return	0.76	%(d)	(13.04)%	(19.38)%	(29.40)%	(18.79)%	(10.48)%
Ratios to Average Net Assets:
Gross expenses(e)	1.71%		1.77%	1.99%	1.82%	1.89%	1.80%
Net expenses(e)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(1.43)%		(1.64)%	(1.66)%	(1.65)%	(1.58)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$3,503		$2,811	$2,794	$3,252	$7,521	$11,135
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)              As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)             Not annualized for periods less than one year.

(e)              Annualized for periods less than one year.

(f)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 187

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	23%
Consumer Staples	14%
Industrials	13%
Health Care	12%
Consumer Discretionary	12%
Materials	7%
Information Technology	5%
Energy	5%
Telecommunication Services	5%
Utilities	4%

Country Composition
Japan	23%
United Kingdom	20%
France	10%
Switzerland	9%
Germany	9%
Other	29%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (115.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $2,939,029	$2,939,000	$2,939,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,939,000)		2,939,000
TOTAL INVESTMENT SECURITIES (Cost $2,939,000)—115.4%		2,939,000
Net other assets (liabilities)—(15.4)%		(393,144)
NET ASSETS—100.0%		$2,545,856

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $636,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	7/27/16	(0.04)%	$(414,004)	$(23,975)
MSCI EAFE Index	UBS AG	7/27/16	(0.14)%	(2,116,022)	(156,948)
				$(2,530,026)	$(180,923)

^                    Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

188 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$2,939,000
Repurchase agreements, at value	2,939,000
Total Investment Securities, at value	2,939,000
Cash	696
Interest receivable	29
Prepaid expenses	31
TOTAL ASSETS	2,939,756
LIABILITIES:
Payable for capital shares redeemed	205,950
Unrealized loss on swap agreements	180,923
Advisory fees payable	1,315
Management services fees payable	175
Administration fees payable	64
Administrative services fees payable	1,015
Distribution fees payable	1,129
Transfer agency fees payable	192
Fund accounting fees payable	80
Compliance services fees payable	13
Other accrued expenses	3,044
TOTAL LIABILITIES	393,900
NET ASSETS	$2,545,856
NET ASSETS CONSIST OF:
Capital	$4,099,212
Accumulated net investment income (loss)	(14,297)
Accumulated net realized gains (losses) on investments	(1,358,136)
Net unrealized appreciation (depreciation) on investments	(180,923)
NET ASSETS	$2,545,856
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	200,799
Net Asset Value (offering and redemption price per share)	$12.68

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$2,551
EXPENSES:
Advisory fees	7,521
Management services fees	1,003
Administration fees	436
Transfer agency fees	644
Administrative services fees	2,179
Distribution fees	2,507
Custody fees	160
Fund accounting fees	510
Trustee fees	28
Compliance services fees	13
Printing fees	889
Other fees	776
Recoupment of prior expenses reduced by the Advisor	182
TOTAL NET EXPENSES	16,848
NET INVESTMENT INCOME (LOSS)	(14,297)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	60,317
Change in net unrealized appreciation/depreciation on investments	(192,472)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(132,155)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(146,452)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 189

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(14,297)	$(28,338)
Net realized gains (losses) on investments	60,317	(70,304)
Change in net unrealized appreciation/depreciation on investments	(192,472)	(8,438)
Change in net assets resulting from operations	(146,452)	(107,080)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,189,454	16,793,156
Value of shares redeemed	(7,725,339)	(16,944,714)
Change in net assets resulting from capital transactions	1,464,115	(151,558)
Change in net assets	1,317,663	(258,638)
NET ASSETS:
Beginning of period	1,228,193	1,486,831
End of period	$2,545,856	$1,228,193
Accumulated net investment income (loss)	$(14,297)	$—
SHARE TRANSACTIONS:
Issued	690,636	1,322,824
Redeemed	(586,384)	(1,338,773)
Change in shares	104,252	(15,949)

See accompanying notes to financial statements.

190 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$12.72		$13.22	$12.86	$16.28	$20.92	$20.55
Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.21)	(0.21)	(0.24)	(0.30)	(0.34)
Net realized and unrealized gains (losses) on investments	0.05	(b)	(0.29)	0.57	(3.18)	(3.82)	0.71
Total income (loss) from investment activities	(0.04)		(0.50)	0.36	(3.42)	(4.12)	0.37
Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	(0.52)	—
Net Asset Value, End of Period	$12.68		$12.72	$13.22	$12.86	$16.28	$20.92
Total Return	(0.31	)%(c)	(3.78)%	2.80%	(21.01)%	(20.15)%	1.80%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.72%	2.06%	1.86%	2.00%	1.83%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.43)%		(1.63)%	(1.66)%	(1.65)%	(1.58)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$2,546		$1,228	$1,487	$1,443	$1,669	$2,746
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 191

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	37%
Telecommunication Services	17%
Financials	15%
Energy	11%
Consumer Discretionary	7%
Consumer Staples	6%
Materials	5%
Utilities	2%

Country Composition
China	31%
Brazil	16%
Taiwan	15%
India	11%
Other	27%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (109.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $2,193,022	$2,193,000	$2,193,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,193,000)		2,193,000
TOTAL INVESTMENT SECURITIES (Cost $2,193,000)—109.6%		2,193,000
Net other assets (liabilities)—(9.6)%		(192,411)
NET ASSETS—100.0%		$2,000,589

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $419,000.

Swap Agreements

Underlying Instrument Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index Goldman Sachs International	7/27/16	0.06%	$(877,396)	$(58,788)
BNY Mellon Emerging Markets 50 ADR Index UBS AG	7/27/16	0.01%	(1,116,827)	(92,977)
			$(1,994,223)	$(151,765)

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

192 :: ProFund VP Short Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$2,193,000
Repurchase agreements, at value	2,193,000
Total Investment Securities, at value	2,193,000
Cash	691
Interest receivable	22
Prepaid expenses	55
TOTAL ASSETS	2,193,768
LIABILITIES:
Payable for capital shares redeemed	31,971
Unrealized loss on swap agreements	151,765
Advisory fees payable	1,220
Management services fees payable	163
Administration fees payable	59
Administrative services fees payable	1,324
Distribution fees payable	1,431
Transfer agency fees payable	221
Fund accounting fees payable	74
Compliance services fees payable	17
Other accrued expenses	4,934
TOTAL LIABILITIES	193,179
NET ASSETS	$2,000,589
NET ASSETS CONSIST OF:
Capital	$3,279,401
Accumulated net investment income (loss)	(27,499)
Accumulated net realized gains (losses) on investments	(1,099,548)
Net unrealized appreciation (depreciation) on investments	(151,765)
NET ASSETS	$2,000,589
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	159,896
Net Asset Value (offering and redemption price per share)	$12.51

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$4,883
EXPENSES:
Advisory fees	14,456
Management services fees	1,928
Administration fees	845
Transfer agency fees	1,243
Administrative services fees	4,296
Distribution fees	4,819
Custody fees	298
Fund accounting fees	996
Trustee fees	67
Compliance services fees	17
Other fees	3,417
TOTAL NET EXPENSES	32,382
NET INVESTMENT INCOME (LOSS)	(27,499)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(157,395)
Change in net unrealized appreciation/depreciation on investments	(214,629)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(372,024)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(399,523)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 193

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(27,499)	$(53,181)
Net realized gains (losses) on investments	(157,395)	(97,828)
Change in net unrealized appreciation/depreciation on investments	(214,629)	53,165
Change in net assets resulting from operations	(399,523)	(97,844)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,381,370	35,642,722
Value of shares redeemed	(22,196,726)	(31,978,045)
Change in net assets resulting from capital transactions	(2,815,356)	3,664,677
Change in net assets	(3,214,879)	3,566,833
NET ASSETS:
Beginning of period	5,215,468	1,648,635
End of period	$2,000,589	$5,215,468
Accumulated net investment income (loss)	$(27,499)	$—
SHARE TRANSACTIONS:
Issued	1,357,781	2,651,123
Redeemed	(1,569,320)	(2,410,617)
Change in shares	(211,539)	240,506

See accompanying notes to financial statements.

194 :: ProFund VP Short Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$14.04		$12.59	$12.97	$13.00	$14.95	$13.51
Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.22)	(0.21)	(0.23)	(0.22)	(0.23)
Net realized and unrealized gains (losses) on investments	(1.43)		1.67 (b)	(0.17)	0.20	(1.73)	1.67
Total income (loss) from investment activities	(1.53)		1.45	(0.38)	(0.03)	(1.95)	1.44
Net Asset Value, End of Period	$12.51		$14.04	$12.59	$12.97	$13.00	$14.95
Total Return	(10.90	)%(c)	11.52%	(2.93)%	(0.23)%	(13.04)%	10.66%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.71%	2.18%	1.93%	2.06%	1.93%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.43)%		(1.63)%	(1.66)%	(1.66)%	(1.57)%	(1.64)%
Supplemental Data:
Net assets, end of period (000’s)	$2,001		$5,215	$1,649	$1,154	$1,282	$1,920
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 195

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Information Technology	17%
Consumer Discretionary	15%
Financials	15%
Health Care	14%
Consumer Staples	8%
Energy	8%
Materials	2%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (111.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $27,000	$27,000	$27,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,000)		27,000
TOTAL INVESTMENT SECURITIES (Cost $27,000)—111.1%		27,000
Net other assets (liabilities)—(11.1)%		(2,702)
NET ASSETS—100.0%		$24,298

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $23,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	7/27/16	(0.29)%	$(23,930)	$(1,680)
Dow Jones Industrial Average	UBS AG	7/27/16	(0.24)%	(24,668)	(1,089)
				$(48,598)	$(2,769)

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

196 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$27,000
Repurchase agreements, at value	27,000
Total Investment Securities, at value	27,000
Cash	724
Prepaid expenses	2
TOTAL ASSETS	27,726
LIABILITIES:
Payable for capital shares redeemed	2
Unrealized loss on swap agreements	2,769
Advisory fees payable	21
Management services fees payable	3
Administration fees payable	1
Administrative services fees payable	16
Distribution fees payable	43
Transfer agency fees payable	5
Fund accounting fees payable	1
Other accrued expenses	567
TOTAL LIABILITIES	3,428
NET ASSETS	$24,298
NET ASSETS CONSIST OF:
Capital	$909,444
Accumulated net investment income (loss)	(760)
Accumulated net realized gains (losses) on investments	(881,617)
Net unrealized appreciation (depreciation) on investments	(2,769)
NET ASSETS	$24,298
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,816
Net Asset Value (offering and redemption price per share)	$13.38

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$136
EXPENSES:
Advisory fees	400
Management services fees	53
Administration fees	13
Transfer agency fees	20
Administrative services fees	50
Distribution fees	133
Custody fees	11
Fund accounting fees	16
Trustee fees	2
Printing fees	79
Other fees	119
TOTAL NET EXPENSES	896
NET INVESTMENT INCOME (LOSS)	(760)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	531
Net realized gains (losses) on swap agreements	(55,787)
Change in net unrealized appreciation/depreciation on investments	12,288
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(42,968)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,728)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 197

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(760)	$(6,111)
Net realized gains (losses) on investments	(55,256)	(6,457)
Change in net unrealized appreciation/depreciation on investments	12,288	(16,234)
Change in net assets resulting from operations	(43,728)	(28,802)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,963,140	55,151,902
Value of shares redeemed	(7,923,179)	(55,145,218)
Change in net assets resulting from capital transactions	39,961	6,684
Change in net assets	(3,767)	(22,118)
NET ASSETS:
Beginning of period	28,065	50,183
End of period	$24,298	$28,065
Accumulated net investment income (loss)	$(760)	$—
SHARE TRANSACTIONS:
Issued	547,623	3,455,925
Redeemed	(547,648)	(3,457,073)
Change in shares	(25)	(1,148)

See accompanying notes to financial statements.

198 :: ProFund VP UltraShort Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)
Net Asset Value, Beginning of Period	$15.24		$16.79	$22.44	$39.84	$52.08	$72.84
Investment Activities:
Net investment income (loss)(b)	(0.11)		(0.26)	(0.32)	(0.48)	(0.72)	(1.08)
Net realized and unrealized gains (losses) on investments	(1.75)		(1.29)	(5.33)	(16.92)	(11.52)	(19.68)
Total income (loss) from investment activities	(1.86)		(1.55)	(5.65)	(17.40)	(12.24)	(20.76)
Net Asset Value, End of Period	$13.38		$15.24	$16.79	$22.44	$39.84	$52.08
Total Return	(12.20	)%(c)	(9.23)%	(25.18)%	(43.84)%	(23.27)%	(28.50)%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		2.27%	4.08%	3.41%	2.80%	2.10%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(d)	(1.43)%		(1.63)%	(1.66)%	(1.65)%	(1.58)%	(1.64)%
Supplemental Data:
Net assets, end of period (000’s)	$24		$28	$50	$191	$262	$322
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)	As described in Note 10, share amounts have been adjusted for 1:12 reverse stock split that occurred on October 20, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 199

Investment Objective: The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(42)%
Swap Agreements	(158)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	56%
Consumer Discretionary	22%
Health Care	12%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (216.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $2,277,023	$2,277,000	$2,277,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,277,000)		2,277,000
TOTAL INVESTMENT SECURITIES (Cost $2,277,000)—216.9%		2,277,000
Net other assets (liabilities)—(116.9)%		(1,227,330)
NET ASSETS—100.0%		$1,049,670

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $477,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	5	9/19/16	$441,000	$1,392

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/16	(0.34)%	$(820,816)	$(101,311)
NASDAQ-100 Index	UBS AG	7/27/16	(0.34)%	(841,149)	(41,302)
				$(1,661,965)	$(142,613)

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

200 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$2,277,000
Repurchase agreements, at value	2,277,000
Total Investment Securities, at value	2,277,000
Cash	298
Segregated cash balances with brokers	15,840
Interest receivable	23
Prepaid expenses	28
TOTAL ASSETS	2,293,189
LIABILITIES:
Payable for capital shares redeemed	1,092,208
Unrealized loss on swap agreements	142,613
Variation margin on futures contracts	4,697
Advisory fees payable	979
Management services fees payable	131
Administration fees payable	48
Administrative services fees payable	675
Distribution fees payable	897
Transfer agency fees payable	142
Fund accounting fees payable	59
Compliance services fees payable	10
Other accrued expenses	1,060
TOTAL LIABILITIES	1,243,519
NET ASSETS	$1,049,670
NET ASSETS CONSIST OF:
Capital	$5,733,765
Accumulated net investment income (loss)	(12,218)
Accumulated net realized gains (losses) on investments	(4,530,656)
Net unrealized appreciation (depreciation) on investments	(141,221)
NET ASSETS	$1,049,670
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	84,383
Net Asset Value (offering and redemption price per share)	$12.44

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$2,187
EXPENSES:
Advisory fees	6,431
Management services fees	857
Administration fees	289
Transfer agency fees	426
Administrative services fees	1,630
Distribution fees	2,144
Custody fees	172
Fund accounting fees	340
Trustee fees	18
Compliance services fees	10
Other fees	1,088
Recoupment of prior expenses reduced by the Advisor	1,000
TOTAL NET EXPENSES	14,405
NET INVESTMENT INCOME (LOSS)	(12,218)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(5,091)
Net realized gains (losses) on swap agreements	(73,207)
Change in net unrealized appreciation/depreciation on investments	(159,763)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(238,061)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(250,279)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 201

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(12,218)	$(44,662)
Net realized gains (losses) on investments	(78,298)	(918,260)
Change in net unrealized appreciation/depreciation on investments	(159,763)	(2,266)
Change in net assets resulting from operations	(250,279)	(965,188)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,008,056	196,501,841
Value of shares redeemed	(39,323,117)	(195,526,281)
Change in net assets resulting from capital transactions	684,939	975,560
Change in net assets	434,660	10,372
NET ASSETS:
Beginning of period	615,010	604,638
End of period	$1,049,670	$615,010
Accumulated net investment income (loss)	$(12,218)	$—
SHARE TRANSACTIONS:
Issued	3,004,086	13,732,825
Redeemed	(2,969,059)	(13,719,227)
Change in shares	35,027	13,598

See accompanying notes to financial statements.

202 :: ProFund VP UltraShort NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)
Net Asset Value, Beginning of Period	$12.46		$16.91	$26.46	$51.24	$79.10	$101.64
Investment Activities:
Net investment income (loss)(b)	(0.09)		(0.23)	(0.35)	(0.70)	(0.84)	(1.40)
Net realized and unrealized gains (losses) on investments	0.07	(c)	(4.22)	(9.20)	(24.08)	(27.02)	(21.14)
Total income (loss) from investment activities	(0.02)		(4.45)	(9.55)	(24.78)	(27.86)	(22.54)
Net Asset Value, End of Period	$12.44		$12.46	$16.91	$26.46	$51.24	$79.10
Total Return	(0.32	)%(d)	(26.26)%	(35.75)%	(48.63)%	(35.22)%	(22.18)%
Ratios to Average Net Assets:
Gross expenses(e)	1.68%		1.71%	2.20%	1.97%	2.01%	2.04%
Net expenses(e)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(e)	(1.43)%		(1.64)%	(1.66)%	(1.65)%	(1.57)%	(1.64)%
Supplemental Data:
Net assets, end of period (000’s)	$1,050		$615	$605	$756	$1,441	$1,190
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)              As described in Note 10, share amounts have been adjusted for 1:14 reverse stock split that occurred on October 20, 2014.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              Amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)             Not annualized for periods less than one year.

(e)              Annualized for periods less than one year.

(f)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 203

Investment Objective: The ProFund VP Banks seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	27%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	15.2%
Wells Fargo & Co.	14.7%
Bank of America Corp.	9.2%
Citigroup, Inc.	8.4%
U.S. Bancorp	4.4%

Dow Jones U.S. Banks Index — Composition

% of Index
Diversified Banks	72%
Regional Banks	27%
Thrifts & Mortgage Finance	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (72.9%)

	Shares	Value
Associated Banc-Corp. (Banks)	413	$7,083
BancorpSouth, Inc. (Banks)	253	5,741
Bank of America Corp. (Banks)	29,233	387,922
Bank of Hawaii Corp. (Banks)	129	8,875
Bank of the Ozarks, Inc. (Banks)	237	8,892
BankUnited, Inc. (Banks)	270	8,294
BB&T Corp. (Banks)	2,320	82,615
BOK Financial Corp. (Banks)	24	1,505
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	373	5,203
Cathay General Bancorp (Banks)	198	5,584
Citigroup, Inc. (Banks)	8,373	354,931
Citizens Financial Group, Inc. (Banks)	1,533	30,629
Comerica, Inc. (Banks)	530	21,799
Commerce Bancshares, Inc. (Banks)	244	11,688
Cullen/Frost Bankers, Inc. (Banks)	183	11,663
East West Bancorp, Inc. (Banks)	385	13,159
F.N.B. Corp. (Banks)	614	7,700
Fifth Third Bancorp (Banks)	2,216	38,979
First Financial Bankshares, Inc. (Banks)	164	5,378
First Horizon National Corp. (Banks)	655	9,020
First Niagara Financial Group, Inc. (Banks)	1,003	9,769
First Republic Bank (Banks)	375	26,246
FirstMerit Corp. (Banks)	489	9,912
Fulton Financial Corp. (Banks)	522	7,047
Glacier Bancorp, Inc. (Banks)	212	5,635
Hancock Holding Co. (Banks)	218	5,692
Huntington Bancshares, Inc. (Banks)	2,289	20,464
IBERIABANK Corp. (Banks)	86	5,137
International Bancshares Corp. (Banks)	187	4,879
Investors Bancorp, Inc. (Banks)	1,027	11,379
JPMorgan Chase & Co. (Banks)	10,375	644,702
KeyCorp (Banks)	2,420	26,741
M&T Bank Corp. (Banks)	454	53,676
MB Financial, Inc. (Banks)	176	6,385
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,410	21,136
PacWest Bancorp (Banks)	318	12,650
People’s United Financial, Inc. (Banks)	875	12,828
PNC Financial Services Group, Inc. (Banks)	1,395	113,539
Popular, Inc. (Banks)	268	7,852
PrivateBancorp, Inc. (Banks)	227	9,995
Prosperity Bancshares, Inc. (Banks)	161	8,209
Regions Financial Corp. (Banks)	3,609	30,713
Signature Bank* (Banks)	179	22,361
SunTrust Banks, Inc. (Banks)	1,403	57,635
SVB Financial Group* (Banks)	170	16,177
Synovus Financial Corp. (Banks)	370	10,726
TCF Financial Corp. (Banks)	511	6,464
Texas Capital Bancshares, Inc.* (Banks)	142	6,640
Trustmark Corp. (Banks)	172	4,274
U.S. Bancorp (Banks)	4,624	186,486
UMB Financial Corp. (Banks)	124	6,598
Umpqua Holdings Corp. (Banks)	597	9,236
United Bankshares, Inc. (Banks)	159	5,964
Valley National Bancorp (Banks)	613	5,591
Washington Federal, Inc. (Thrifts & Mortgage Finance)	281	6,817
Webster Financial Corp. (Banks)	284	9,642
Wells Fargo & Co. (Banks)	13,144	622,106
Western Alliance Bancorp* (Banks)	286	9,338
Wintrust Financial Corp. (Banks)	159	8,109
Zions Bancorp (Banks)	595	14,952
TOTAL COMMON STOCKS (Cost $1,137,855)		3,090,362

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $33,000	$33,000	$33,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,000)		33,000
TOTAL INVESTMENT SECURITIES (Cost $1,170,855)—73.7%		3,123,362
Net other assets (liabilities)—26.3%		1,114,969
NET ASSETS—100.0%		$4,238,331

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

204 :: ProFund VP Banks :: Financial Statements

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	7/25/16	0.74%	$1,139,863	$(137)

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Banks invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Banks	$3,057,206	72.1%
Thrifts & Mortgage Finance	33,156	0.8%
Other**	1,147,969	27.1%
Total	$4,238,331	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 205

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$1,170,855
Securities, at value	3,090,362
Repurchase agreements, at value	33,000
Total Investment Securities, at value	3,123,362
Cash	126
Dividends and interest receivable	3,676
Receivable for investments sold	1,840,813
Prepaid expenses	75
TOTAL ASSETS	4,968,052
LIABILITIES:
Payable for capital shares redeemed	716,742
Unrealized loss on swap agreements	137
Advisory fees payable	3,057
Management services fees payable	408
Administration fees payable	149
Administrative services fees payable	1,771
Distribution fees payable	1,738
Transfer agency fees payable	501
Fund accounting fees payable	185
Compliance services fees payable	29
Other accrued expenses	5,004
TOTAL LIABILITIES	729,721
NET ASSETS	$4,238,331
NET ASSETS CONSIST OF:
Capital	$19,524,764
Accumulated net investment income (loss)	32,879
Accumulated net realized gains (losses) on investments	(17,271,682)
Net unrealized appreciation (depreciation) on investments	1,952,370
NET ASSETS	$4,238,331
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	265,150
Net Asset Value (offering and redemption price per share)	$15.98

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$62,515
Interest	46
TOTAL INVESTMENT INCOME	62,561
EXPENSES:
Advisory fees	20,011
Management services fees	2,668
Administration fees	1,117
Transfer agency fees	1,636
Administrative services fees	7,729
Distribution fees	6,671
Custody fees	451
Fund accounting fees	1,546
Trustee fees	81
Compliance services fees	31
Other fees	2,885
TOTAL NET EXPENSES	44,826
NET INVESTMENT INCOME (LOSS)	17,735
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(75,464)
Net realized gains (losses) on swap agreements	(49,546)
Change in net unrealized appreciation/depreciation on investments	(890,779)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,015,789)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(998,054)

See accompanying notes to financial statements.

206 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$17,735	$15,144
Net realized gains (losses) on investments	(125,010)	42,507
Change in net unrealized appreciation/depreciation on investments	(890,779)	(610,340)
Change in net assets resulting from operations	(998,054)	(552,689)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(15,650)
Change in net assets resulting from distributions	—	(15,650)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,290,529	26,723,178
Distributions reinvested	—	15,650
Value of shares redeemed	(10,586,742)	(26,050,548)
Change in net assets resulting from capital transactions	(3,296,213)	688,280
Change in net assets	(4,294,267)	119,941
NET ASSETS:
Beginning of period	8,532,598	8,412,657
End of period	$4,238,331	$8,532,598
Accumulated net investment income (loss)	$32,879	$15,144
SHARE TRANSACTIONS:
Issued	451,183	1,466,208
Reinvested	—	880
Redeemed	(659,531)	(1,457,062)
Change in shares	(208,348)	10,026

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Banks :: 207

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$18.02		$18.15	$16.46	$12.42	$9.31	$12.71
Investment Activities:
Net investment income (loss)(a)	0.05		0.04	0.03	0.01	0.07	(0.04)
Net realized and unrealized gains (losses) on investments	(2.09)		(0.12)	1.68	4.13	3.04	(3.36)
Total income (loss) from investment activities	(2.04)		(0.08)	1.71	4.14	3.11	(3.40)
Distributions to Shareholders From:
Net investment income	—		(0.05)	(0.02)	(0.10)	—	—
Net Asset Value, End of Period	$15.98		$18.02	$18.15	$16.46	$12.42	$9.31
Total Return	(11.27	)%(b)	(0.43)%	10.38%	33.45%	33.40%	(26.75)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.69%	1.79%	1.79%	1.98%	1.92%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.67%		0.21%	0.18%	0.08%	0.60%	(0.31)%
Supplemental Data:
Net assets, end of period (000’s)	$4,238		$8,533	$8,413	$7,628	$8,285	$2,485
Portfolio turnover rate(d)	189	%(b)	451%	437%	574%	786%	716%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

208 :: ProFund VP Basic Materials :: Financial Statements

Investment Objective: The ProFund VP Basic Materials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	7%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	10.1%
The Dow Chemical Co.	10.0%
Monsanto Co.	8.1%
Praxair, Inc.	5.7%
Ecolab, Inc.	5.6%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	80%
Metals & Mining	18%
Oil, Gas & Consumable Fuels	1%
Paper & Forest Products	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (93.3%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	7,042	$1,000,246
Albemarle Corp. (Chemicals)	4,065	322,395
Alcoa, Inc. (Metals & Mining)	47,633	441,558
Allegheny Technologies, Inc. (Metals & Mining)	3,931	50,120
Ashland, Inc. (Chemicals)	2,249	258,118
Axalta Coating Systems, Ltd.* (Chemicals)	6,125	162,496
Axiall Corp. (Chemicals)	2,553	83,253
Cabot Corp. (Chemicals)	2,262	103,283
Carpenter Technology Corp. (Metals & Mining)	1,673	55,092
Celanese Corp.—Series A (Chemicals)	5,352	350,288
CF Industries Holdings, Inc. (Chemicals)	8,433	203,235
Chemtura Corp.* (Chemicals)	2,324	61,307
Commercial Metals Co. (Metals & Mining)	4,154	70,203
Compass Minerals International, Inc. (Metals & Mining)	1,233	91,476
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	8,318	133,837
Domtar Corp. (Paper & Forest Products)	2,270	79,473
E.I. du Pont de Nemours & Co. (Chemicals)	31,639	2,050,207
Eastman Chemical Co. (Chemicals)	5,399	366,592
Ecolab, Inc. (Chemicals)	9,551	1,132,749
FMC Corp. (Chemicals)	4,845	224,372
Freeport-McMoRan, Inc. (Metals & Mining)	45,349	505,188
GCP Applied Technologies, Inc.* (Chemicals)	2,557	66,584
H.B. Fuller Co. (Chemicals)	1,805	79,402
Huntsman Corp. (Chemicals)	7,168	96,410
Ingevity Corp.* (Chemicals)	1,528	52,013
International Flavors & Fragrances, Inc. (Chemicals)	2,880	363,082
KapStone Paper & Packaging Corp. (Paper & Forest Products)	3,123	40,630
LyondellBasell Industries N.V.—Class A (Chemicals)	12,372	920,724
Minerals Technologies, Inc. (Chemicals)	1,274	72,363
Monsanto Co. (Chemicals)	15,807	1,634,602
NewMarket Corp. (Chemicals)	360	149,177
Newmont Mining Corp. (Metals & Mining)	19,204	751,260
Nucor Corp. (Metals & Mining)	11,514	568,907
Olin Corp. (Chemicals)	5,984	148,643
Platform Specialty Products Corp.* (Chemicals)	5,480	48,662
PolyOne Corp. (Chemicals)	3,050	107,482
PPG Industries, Inc. (Chemicals)	9,634	1,003,381
Praxair, Inc. (Chemicals)	10,325	1,160,427
Reliance Steel & Aluminum Co. (Metals & Mining)	2,621	201,555
Royal Gold, Inc. (Metals & Mining)	2,376	171,120
RPM International, Inc. (Chemicals)	4,809	240,210
Sensient Technologies Corp. (Chemicals)	1,635	116,150
Steel Dynamics, Inc. (Metals & Mining)	8,813	215,919
Stillwater Mining Co.* (Metals & Mining)	4,378	51,923
The Chemours Co. (Chemicals)	6,562	54,071
The Dow Chemical Co. (Chemicals)	40,678	2,022,103
The Mosaic Co. (Chemicals)	12,672	331,753
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,654	115,631
United States Steel Corp. (Metals & Mining)	5,312	89,560
W.R. Grace & Co. (Chemicals)	2,549	186,612
Westlake Chemical Corp. (Chemicals)	1,410	60,517
Worthington Industries, Inc. (Metals & Mining)	1,641	69,414
TOTAL COMMON STOCKS (Cost $11,402,192)		18,935,775

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $7,000	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,000)		7,000
TOTAL INVESTMENT SECURITIES (Cost $11,409,192)—93.3%		18,942,775
Net other assets (liabilities)—6.7%		1,357,013
NET ASSETS—100.0%		$20,299,788

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 209

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	7/25/16	0.94%	$1,379,834	$(166)

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Basic Materials invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Chemicals	$15,348,540	75.6%
Metals & Mining	3,333,295	16.4%
Oil, Gas & Consumable Fuels	133,837	0.7%
Paper & Forest Products	120,103	0.6%
Other**	1,364,013	6.7%
Total	$20,299,788	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

210 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$11,409,192
Securities, at value	18,935,775
Repurchase agreements, at value	7,000
Total Investment Securities, at value	18,942,775
Cash	1,225
Dividends and interest receivable	45,426
Receivable for capital shares issued	460,259
Receivable for investments sold	916,007
Prepaid expenses	216
TOTAL ASSETS	20,365,908
LIABILITIES:
Payable for investments purchased	624
Payable for capital shares redeemed	1,391
Unrealized loss on swap agreements	166
Advisory fees payable	12,849
Management services fees payable	1,713
Administration fees payable	626
Administrative services fees payable	9,455
Distribution fees payable	9,725
Trustee fees payable	7
Transfer agency fees payable	2,026
Fund accounting fees payable	779
Compliance services fees payable	102
Other accrued expenses	26,657
TOTAL LIABILITIES	66,120
NET ASSETS	$20,299,788
NET ASSETS CONSIST OF:
Capital	$26,733,775
Accumulated net investment income (loss)	114,177
Accumulated net realized gains (losses) on investments	(14,081,581)
Net unrealized appreciation (depreciation) on investments	7,533,417
NET ASSETS	$20,299,788
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	392,204
Net Asset Value (offering and redemption price per share)	$51.76

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$193,189
Interest	32
TOTAL INVESTMENT INCOME	193,221
EXPENSES:
Advisory fees	61,259
Management services fees	8,168
Administration fees	3,770
Transfer agency fees	5,572
Administrative services fees	22,502
Distribution fees	20,420
Custody fees	1,473
Fund accounting fees	4,599
Trustee fees	247
Compliance services fees	114
Printing fees	8,993
Other fees	8,964
Total Gross Expenses before reductions	146,081
Expenses reduced and reimbursed by the Advisor	(8,861)
TOTAL NET EXPENSES	137,220
NET INVESTMENT INCOME (LOSS)	56,001
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(41,227)
Change in net unrealized appreciation/depreciation on investments	1,062,712
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,021,485
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,077,486

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 211

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$56,001	$88,517
Net realized gains (losses) on investments	(41,227)	2,036,164
Change in net unrealized appreciation/depreciation on investments	1,062,712	(4,688,051)
Change in net assets resulting from operations	1,077,486	(2,563,370)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(99,239)
Change in net assets resulting from distributions	—	(99,239)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,882,401	10,414,274
Distributions reinvested	—	99,239
Value of shares redeemed	(7,406,206)	(14,316,833)
Change in net assets resulting from capital transactions	6,476,195	(3,803,320)
Change in net assets	7,553,681	(6,465,929)
NET ASSETS:
Beginning of period	12,746,107	19,212,036
End of period	$20,299,788	$12,746,107
Accumulated net investment income (loss)	$114,177	$58,176
SHARE TRANSACTIONS:
Issued	273,299	193,600
Reinvested	—	1,735
Redeemed	(146,592)	(272,546)
Change in shares	126,707	(77,211)

See accompanying notes to financial statements.

212 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$48.01		$56.06	$55.44	$47.28	$43.69	$52.17
Investment Activities:
Net investment income (loss)(a)	0.17		0.28	0.21	0.38	0.37	0.08
Net realized and unrealized gains (losses) on investments	3.58		(8.04)	0.73	8.25	3.35	(8.51)
Total income (loss) from investment activities	3.75		(7.76)	0.94	8.63	3.72	(8.43)
Distributions to Shareholders From:
Net investment income	—		(0.29)	(0.32)	(0.47)	(0.13)	(0.05)
Net Asset Value, End of Period	$51.76		$48.01	$56.06	$55.44	$47.28	$43.69
Total Return	7.81	%(b)	(13.92)%	1.69%	18.43%	8.49%	(16.15)%
Ratios to Average Net Assets:
Gross expenses(c)	1.79%		1.76%	1.74%	1.73%	1.88%	1.78%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.69%		0.54%	0.36%	0.78%	0.80%	0.15%
Supplemental Data:
Net assets, end of period (000’s)	$20,300		$12,746	$19,212	$26,941	$24,257	$30,191
Portfolio turnover rate(d)	45	%(b)	46%	83%	85%	56%	53%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 213

Investment Objective: The ProFund VP Biotechnology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	29%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	12.3%
Gilead Sciences, Inc.	11.9%
AbbVie, Inc.	10.8%
Celgene Corp.	8.2%
Biogen, Inc.	5.7%

Dow Jones U.S. Biotechnology Index — Composition

% of Index
Biotechnology	95%
Life Sciences Tools & Services	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (70.6%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	109,496	$6,778,897
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,024	195,539
Agios Pharmaceuticals, Inc.* (Biotechnology)	1,832	76,752
Alexion Pharmaceuticals, Inc.* (Biotechnology)	15,197	1,774,402
Alkermes PLC* (Biotechnology)	10,196	440,671
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,054	280,446
Amgen, Inc. (Biotechnology)	50,870	7,739,872
Biogen, Inc.* (Biotechnology)	14,796	3,577,969
BioMarin Pharmaceutical, Inc.* (Biotechnology)	10,947	851,677
Bio-Techne Corp. (Life Sciences Tools & Services)	2,535	285,872
Bluebird Bio, Inc.* (Biotechnology)	2,509	108,615
Celgene Corp.* (Biotechnology)	52,392	5,167,423
Cepheid* (Biotechnology)	4,919	151,259
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,170	261,335
Clovis Oncology, Inc.* (Biotechnology)	2,284	31,336
Gilead Sciences, Inc. (Biotechnology)	90,152	7,520,480
Halozyme Therapeutics, Inc.* (Biotechnology)	7,545	65,113
Illumina, Inc.* (Life Sciences Tools & Services)	9,978	1,400,711
Incyte Corp.* (Biotechnology)	11,515	920,970
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,198	170,931
Intrexon Corp.* (Biotechnology)	3,440	84,658
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,159	190,023
Juno Therapeutics, Inc.* (Biotechnology)	5,016	192,815
Kite Pharma, Inc.* (Biotechnology)	2,954	147,700
MannKind Corp.* (Biotechnology)	21,021	24,384
Medivation, Inc.* (Biotechnology)	11,173	673,732
Myriad Genetics, Inc.* (Biotechnology)	4,751	145,381
Neurocrine Biosciences, Inc.* (Biotechnology)	5,418	246,248
Novavax, Inc.* (Biotechnology)	18,327	133,237
OPKO Health, Inc.* (Biotechnology)	21,763	203,266
Portola Pharmaceuticals, Inc.* (Biotechnology)	3,824	90,246
Puma Biotechnology, Inc.* (Biotechnology)	1,481	44,119
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	6,325	413,149
Radius Health, Inc.* (Biotechnology)	2,306	84,746
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,249	1,833,108
Seattle Genetics, Inc.* (Biotechnology)	7,327	296,084
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,368	115,819
United Therapeutics Corp.* (Biotechnology)	3,005	318,290
Vertex Pharmaceuticals, Inc.* (Biotechnology)	16,714	1,437,738
TOTAL COMMON STOCKS (Cost $21,575,127)		44,475,013

Contingent Right(NM)

Dyax Corp.*+^(a) (Biotechnology)	14,504	16,099
TOTAL CONTINGENT RIGHT (Cost $—)		16,099

Repurchase Agreements(b)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $17,000	$17,000	$17,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,000)		17,000
TOTAL INVESTMENT SECURITIES (Cost $21,592,127)—70.6%		44,508,112
Net other assets (liabilities)—29.4%		18,535,123
NET ASSETS—100.0%		$63,043,235

*                 Non-income producing security

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of June 30, 2016, this security represented 0.026% of the net assets of the Fund.

^                  The Advisor has deemed this security to be illiquid. As of June 30, 2016, this security represented 0.026% of the net assets.

(a)         Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

See accompanying notes to financial statements.

214 :: ProFund VP Biotechnology :: Financial Statements

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM        Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	7/25/16	0.74%	$18,497,780	$(2,220)

^      Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Biotechnology invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Biotechnology	$42,130,045	66.9%
Life Sciences Tools & Services	2,361,067	3.7%
Other**	18,552,123	29.4%
Total	$63,043,235	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 215

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$21,592,127
Securities, at value	44,491,112
Repurchase agreements, at value	17,000
Total Investment Securities, at value	44,508,112
Receivable for capital shares issued	129,700
Receivable for investments sold	18,648,602
Prepaid expenses	1,037
TOTAL ASSETS	63,287,451

LIABILITIES:
Payable for capital shares redeemed	62,680
Cash overdraft	378
Unrealized loss on swap agreements	2,220
Advisory fees payable	40,428
Management services fees payable	5,390
Administration fees payable	1,965
Administrative services fees payable	25,095
Distribution fees payable	36,952
Trustee fees payable	22
Transfer agency fees payable	6,326
Fund accounting fees payable	2,447
Compliance services fees payable	382
Other accrued expenses	59,931
TOTAL LIABILITIES	244,216
NET ASSETS	$63,043,235

NET ASSETS CONSIST OF:
Capital	$51,152,046
Accumulated net investment income (loss)	(92,376)
Accumulated net realized gains (losses) on investments	(10,930,200)
Net unrealized appreciation (depreciation) on investments	22,913,765
NET ASSETS	$63,043,235
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,103,568
Net Asset Value (offering and redemption price per share)	$57.13

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$452,205
Interest	566
TOTAL INVESTMENT INCOME	452,771

EXPENSES:
Advisory fees	257,003
Management services fees	34,266
Administration fees	13,334
Transfer agency fees	19,622
Administrative services fees	66,111
Distribution fees	85,668
Custody fees	5,714
Fund accounting fees	15,735
Trustee fees	948
Compliance services fees	382
Other fees	46,364
TOTAL NET EXPENSES	545,147
NET INVESTMENT INCOME (LOSS)	(92,376)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(4,282,877)
Net realized gains (losses) on swap agreements	(150,487)
Change in net unrealized appreciation/depreciation on investments	(9,829,747)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(14,263,111)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,355,487)

See accompanying notes to financial statements.

216 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015

FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(92,376)	$(584,104)
Net realized gains (losses) on investments	(4,433,364)	(494,742)
Change in net unrealized appreciation/depreciation on investments	(9,829,747)	2,627,003
Change in net assets resulting from operations	(14,355,487)	1,548,157

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(3,025,316)
Change in net assets resulting from distributions	—	(3,025,316)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,657,941	58,762,719
Distributions reinvested	—	3,025,316
Value of shares redeemed	(19,564,743)	(55,014,163)
Change in net assets resulting from capital transactions	(7,906,802)	6,773,872
Change in net assets	(22,262,289)	5,296,713

NET ASSETS:
Beginning of period	85,305,524	80,008,811
End of period	$63,043,235	$85,305,524
Accumulated net investment income (loss)	$(92,376)	$—

SHARE TRANSACTIONS:
Issued	196,986	809,725
Reinvested	—	43,592
Redeemed	(331,666)	(772,376)
Change in shares	(134,680)	80,941

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Biotechnology :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$68.89		$69.13	$57.75	$34.29	$24.37	$22.87
Investment Activities:
Net investment income (loss)(a)	(0.08)		(0.47)	(0.62)	(0.39)	(0.37)	(0.34)
Net realized and unrealized gains (losses) on investments	(11.68)		2.77	16.63	23.85	10.29	1.84
Total income (loss) from investment activities	(11.76)		2.30	16.01	23.46	9.92	1.50

Distributions to Shareholders From:
Net realized gains on investments	—		(2.54)	(4.63)	—	—	—
Net Asset Value, End of Period	$57.13		$68.89	$69.13	$57.75	$34.29	$24.37

Total Return	(17.07	)%(b)	3.30%	29.73%	68.42%	40.71%	6.56%

Ratios to Average Net Assets:
Gross expenses(c)	1.59%		1.61%	1.68%	1.70%	1.79%	1.76%
Net expenses(c)	1.59%		1.61%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.27)%		(0.66)%	(0.99)%	(0.83)%	(1.19)%	(1.40)%

Supplemental Data:
Net assets, end of period (000’s)	$63,043		$85,306	$80,009	$53,072	$23,306	$7,139
Portfolio turnover rate(d)	72	%(b)	164%	248%	254%	336%	324%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

218 :: ProFund VP Consumer Goods :: Financial Statements

Investment Objective: The ProFund VP Consumer Goods seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	10.1%
The Coca-Cola Co.	7.9%
Philip Morris International, Inc.	7.1%
PepsiCo, Inc.	6.9%
Altria Group, Inc.	6.1%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food, Beverage & Tobacco	53%
Household & Personal Products	18%
Consumer Durables & Apparel	14%
Automobiles & Components	10%
Software & Services	2%
Capital Goods	2%
Retailing	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
Activision Blizzard, Inc. (Software)	5,993	$237,503
Altria Group, Inc. (Tobacco)	23,013	1,586,976
Archer-Daniels-Midland Co. (Food Products)	6,913	296,499
Autoliv, Inc. (Auto Components)	1,039	111,641
Avon Products, Inc. (Personal Products)	5,128	19,384
B&G Foods, Inc.—Class A (Food Products)	739	35,620
BorgWarner, Inc. (Auto Components)	2,561	75,601
Brown-Forman Corp.—Class A (Beverages)	328	35,434
Brown-Forman Corp.—Class B (Beverages)	1,181	117,817
Brunswick Corp. (Leisure Products)	1,068	48,402
Bunge, Ltd. (Food Products)	1,648	97,479
Campbell Soup Co. (Food Products)	2,108	140,245
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	597	63,563
Church & Dwight Co., Inc. (Household Products)	1,509	155,261
Coach, Inc. (Textiles, Apparel & Luxury Goods)	3,268	133,138
Colgate-Palmolive Co. (Household Products)	10,503	768,820
ConAgra Foods, Inc. (Food Products)	5,131	245,313
Constellation Brands, Inc.—Class A (Beverages)	2,073	342,874
Cooper Tire & Rubber Co. (Auto Components)	603	17,981
D.R. Horton, Inc. (Household Durables)	3,881	122,174
Dana Holding Corp. (Auto Components)	1,738	18,353
Darling Ingredients, Inc.* (Food Products)	1,937	28,861
Dean Foods Co. (Food Products)	1,082	19,573
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	378	21,743
Delphi Automotive PLC (Auto Components)	3,213	201,134
Dr. Pepper Snapple Group, Inc. (Beverages)	2,186	211,233
Edgewell Personal Care Co.* (Personal Products)	699	59,003
Electronic Arts, Inc.* (Software)	3,550	268,948
Energizer Holdings, Inc. (Household Products)	729	37,536
Flowers Foods, Inc. (Food Products)	2,140	40,125
Ford Motor Co. (Automobiles)	45,897	576,925
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	485	13,837
General Mills, Inc. (Food Products)	6,989	498,455
General Motors Co. (Automobiles)	16,483	466,469
Gentex Corp. (Auto Components)	3,397	52,484
Genuine Parts Co. (Distributors)	1,758	177,997
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	469	21,443
GoPro, Inc.*—Class A (Household Durables)	923	9,978
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	4,442	111,627
Harley-Davidson, Inc. (Automobiles)	2,129	96,444
Harman International Industries, Inc. (Household Durables)	828	59,467
Hasbro, Inc. (Leisure Products)	1,321	110,951
Herbalife, Ltd.* (Personal Products)	766	44,834
Herman Miller, Inc. (Commercial Services & Supplies)	705	21,072
HNI Corp. (Commercial Services & Supplies)	520	24,175
Hormel Foods Corp. (Food Products)	3,180	116,388
Ingredion, Inc. (Food Products)	845	109,351
Johnson Controls, Inc. (Auto Components)	7,624	337,437
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,505	31,018
Kellogg Co. (Food Products)	2,962	241,847
Kimberly-Clark Corp. (Household Products)	4,234	582,090
Lancaster Colony Corp. (Food Products)	228	29,095
Lear Corp. (Auto Components)	867	88,226
Leggett & Platt, Inc. (Household Durables)	1,580	80,754
Lennar Corp.—B Shares (Household Durables)	120	4,470
Lennar Corp.—Class A (Household Durables)	2,157	99,438
Leucadia National Corp. (Diversified Financial Services)	3,919	67,916
LKQ Corp.* (Distributors)	3,605	114,279
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,276	94,245
Mattel, Inc. (Leisure Products)	4,004	125,284
McCormick & Co., Inc. (Food Products)	1,358	144,858
Mead Johnson Nutrition Co.—Class A (Food Products)	2,196	199,287
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,074	102,622
Mohawk Industries, Inc.* (Household Durables)	752	142,699

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 219

Common Stocks, continued

	Shares	Value
Molson Coors Brewing Co.—Class B (Beverages)	2,166	$219,048
Mondelez International, Inc.—Class A (Food Products)	18,255	830,786
Monster Beverage Corp.* (Beverages)	1,658	266,457
Newell Rubbermaid, Inc. (Household Durables)	5,373	260,966
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	15,664	864,654
Nu Skin Enterprises, Inc.—Class A (Personal Products)	659	30,439
NVR, Inc.* (Household Durables)	44	78,335
PepsiCo, Inc. (Beverages)	16,989	1,799,815
Philip Morris International, Inc. (Tobacco)	18,246	1,855,984
Pinnacle Foods, Inc. (Food Products)	1,293	59,853
Polaris Industries, Inc. (Leisure Products)	708	57,886
Pool Corp. (Distributors)	493	46,357
Post Holdings, Inc.* (Food Products)	759	62,762
PulteGroup, Inc. (Household Durables)	3,704	72,191
PVH Corp. (Textiles, Apparel & Luxury Goods)	954	89,895
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	672	60,225
Reynolds American, Inc. (Tobacco)	9,740	525,278
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,563	46,452
Snap-on, Inc. (Machinery)	685	108,107
Spectrum Brands Holdings, Inc. (Household Products)	322	38,418
Stanley Black & Decker, Inc. (Machinery)	1,764	196,191
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	655	22,388
Take-Two Interactive Software, Inc.* (Software)	999	37,882
Tempur Sealy International, Inc.* (Household Durables)	718	39,720
Tenneco, Inc.* (Auto Components)	675	31,462
Tesla Motors, Inc.* (Automobiles)	1,323	280,846
The Clorox Co. (Household Products)	1,521	210,491
The Coca-Cola Co. (Beverages)	45,797	2,075,977
The Estee Lauder Cos., Inc.—Class A (Personal Products)	2,620	238,472
The Goodyear Tire & Rubber Co. (Auto Components)	3,129	80,290
The Hain Celestial Group, Inc.* (Food Products)	1,216	60,496
The Hershey Co. (Food Products)	1,655	187,826
The JM Smucker Co.—Class A (Food Products)	1,405	214,136
The Kraft Heinz Co. (Food Products)	7,006	619,891
The Middleby Corp.* (Machinery)	678	78,140
The Procter & Gamble Co. (Household Products)	31,310	2,651,018
The WhiteWave Foods Co.* (Food Products)	2,080	97,635
Thor Industries, Inc. (Automobiles)	536	34,701
Toll Brothers, Inc.* (Household Durables)	1,794	48,277
TreeHouse Foods, Inc.* (Food Products)	664	68,160
Tupperware Brands Corp. (Household Durables)	594	33,430
Tyson Foods, Inc.—Class A (Food Products)	3,537	236,236
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,154	86,440
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	2,165	78,815
V.F. Corp. (Textiles, Apparel & Luxury Goods)	3,922	241,164
Vista Outdoor, Inc.* (Leisure Products)	716	34,175
Visteon Corp. (Auto Components)	401	26,390
WABCO Holdings, Inc.* (Machinery)	615	56,316
Whirlpool Corp. (Household Durables)	893	148,809
Wolverine World Wide, Inc. (Textiles,
Apparel & Luxury Goods)	1,170	23,774
TOTAL COMMON STOCKS (Cost $13,926,591)		26,169,152

Repurchase Agreements(a) (0.2%)

	Principal
	Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $40,000	$40,000	$40,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000
TOTAL INVESTMENT SECURITIES (Cost $13,966,591)—100.0%		26,209,152
Net other assets (liabilities)—NM		2,524
NET ASSETS—100.0%		$26,211,676

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Consumer Goods invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Auto Components	$1,040,999	4.0%
Automobiles	1,455,385	5.6%
Beverages	5,068,655	19.2%
Commercial Services & Supplies	45,247	0.2%
Distributors	338,633	1.3%
Diversified Financial Services	67,916	0.3%
Food Products	4,680,777	17.9%
Household Durables	1,200,708	4.6%
Household Products	4,443,634	17.0%
Leisure Products	376,698	1.4%
Machinery	438,754	1.6%
Personal Products	392,132	1.5%
Software	544,333	2.1%
Textiles, Apparel & Luxury Goods	2,107,043	8.0%
Tobacco	3,968,238	15.1%
Other**	42,524	0.2%
Total	$26,211,676	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

220 :: ProFund VP Consumer Goods :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$13,966,591
Securities, at value	26,169,152
Repurchase agreements, at value	40,000
Total Investment Securities, at value	26,209,152
Dividends and interest receivable	76,140
Prepaid expenses	401
TOTAL ASSETS	26,285,693

LIABILITIES:
Payable for capital shares redeemed	10,285
Cash overdraft	323
Advisory fees payable	16,003
Management services fees payable	2,134
Administration fees payable	781
Administrative services fees payable	10,768
Distribution fees payable	11,089
Trustee fees payable	9
Transfer agency fees payable	2,590
Fund accounting fees payable	972
Compliance services fees payable	155
Other accrued expenses	18,908
TOTAL LIABILITIES	74,017
NET ASSETS	$26,211,676

NET ASSETS CONSIST OF:
Capital	$15,831,240
Accumulated net investment income (loss)	391,630
Accumulated net realized gains (losses) on investments	(2,253,755)
Net unrealized appreciation (depreciation) on investments	12,242,561
NET ASSETS	$26,211,676
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	424,218
Net Asset Value (offering and redemption price per share)	$61.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$363,531
Interest	29
TOTAL INVESTMENT INCOME	363,560

EXPENSES:
Advisory fees	100,842
Management services fees	13,445
Administration fees	5,390
Transfer agency fees	7,943
Administrative services fees	38,275
Distribution fees	33,614
Custody fees	2,287
Fund accounting fees	6,717
Trustee fees	370
Compliance services fees	163
Other fees	16,353
Recoupment of prior expenses reduced by the Advisor	489
TOTAL NET EXPENSES	225,888
NET INVESTMENT INCOME (LOSS)	137,672

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(49,073)
Change in net unrealized appreciation/depreciation on investments	1,693,309
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,644,236
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,781,908

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 221

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$137,672	$253,889
Net realized gains (losses) on investments	(49,073)	1,874,849
Change in net unrealized appreciation/depreciation on investments	1,693,309	(1,677,572)
Change in net assets resulting from operations	1,781,908	451,166

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(176,420)
Change in net assets resulting from distributions	—	(176,420)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,793,330	40,763,303
Distributions reinvested	—	176,420
Value of shares redeemed	(20,481,232)	(46,274,769)
Change in net assets resulting from capital transactions	312,098	(5,335,046)
Change in net assets	2,094,006	(5,060,300)

NET ASSETS:
Beginning of period	24,117,670	29,177,970
End of period	$26,211,676	$24,117,670
Accumulated net investment income (loss)	$391,630	$253,958

SHARE TRANSACTIONS:
Issued	355,674	719,438
Reinvested	—	3,170
Redeemed	(348,946)	(825,982)
Change in shares	6,728	(103,374)

See accompanying notes to financial statements.

222 :: ProFund VP Consumer Goods :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$57.77		$56.02	$51.16	$40.14	$36.52	$34.58

Investment Activities:
Net investment income (loss)(a)	0.30		0.67	0.43	0.35	0.39	0.33
Net realized and unrealized gains (losses) on investments	3.72		1.64	4.78	11.03	3.56	2.05
Total income (loss) from investment activities	4.02		2.31	5.21	11.38	3.95	2.38

Distributions to Shareholders From:
Net investment income	—		(0.56)	(0.35)	(0.36)	(0.33)	(0.44)
Total distributions	—		(0.56)	(0.35)	(0.36)	(0.33)	(0.44)
Net Asset Value, End of Period	$61.79		$57.77	$56.02	$51.16	$40.14	$36.52

Total Return	6.96	%(b)	4.16%	10.23%	28.45%	10.86%	6.94%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.74%	1.76%	1.87%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.02%		1.18%	0.81%	0.75%	1.00%	0.93%

Supplemental Data:
Net assets, end of period (000’s)	$26,212		$24,118	$29,178	$19,744	$14,588	$17,894
Portfolio turnover rate(d)	64	%(b)	156%	93%	66%	104%	167%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 223

Investment Objective: The ProFund VP Consumer Services seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	9.8%
The Home Depot, Inc.	5.6%
The Walt Disney Co.	5.2%
Comcast Corp.	4.9%
Wal-Mart Stores, Inc.	3.9%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	37%
Media	23%
Food & Staples Retailing	16%
Consumer Services	15%
Transportation	4%
Health Care Equipment & Services	3%
Commercial & Professional Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	666	$14,579
Abercrombie & Fitch Co.—Class A (Specialty Retail)	695	12,378
Acxiom Corp.* (IT Services)	800	17,592
Advance Auto Parts, Inc. (Specialty Retail)	759	122,677
Alaska Air Group, Inc. (Airlines)	1,268	73,912
Allegiant Travel Co. (Airlines)	131	19,847
Amazon.com, Inc.* (Internet & Catalog Retail)	3,987	2,853,177
AMC Networks, Inc.*—Class A (Media)	630	38,065
American Airlines Group, Inc. (Airlines)	5,955	168,586
American Eagle Outfitters, Inc. (Specialty Retail)	1,715	27,320
AmerisourceBergen Corp. (Health Care Providers & Services)	1,888	149,756
Apollo Education Group, Inc.*—Class A (Diversified Consumer Services)	1,049	9,567
Aramark (Hotels, Restaurants & Leisure)	2,351	78,570
Asbury Automotive Group, Inc.* (Specialty Retail)	229	12,077
Ascena Retail Group, Inc.* (Specialty Retail)	1,760	12,302
AutoNation, Inc.* (Specialty Retail)	731	34,342
AutoZone, Inc.* (Specialty Retail)	307	243,709
Avis Budget Group, Inc.* (Road & Rail)	973	31,360
Bed Bath & Beyond, Inc. (Specialty Retail)	1,589	68,677
Best Buy Co., Inc. (Specialty Retail)	2,905	88,893
Big Lots, Inc. (Multiline Retail)	459	23,000
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,186	21,194
Brinker International, Inc. (Hotels, Restaurants & Leisure)	574	26,134
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	195	27,095
Burlington Stores, Inc.* (Specialty Retail)	739	49,299
Cabela’s, Inc.*—Class A (Specialty Retail)	501	25,080
Cable One, Inc. (Media)	44	22,502
Cardinal Health, Inc. (Health Care Providers & Services)	3,355	261,724
CarMax, Inc.* (Specialty Retail)	1,998	97,962
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	4,515	199,563
Casey’s General Stores, Inc. (Food & Staples Retailing)	401	52,736
CBS Corp. (Media)	77	4,437
CBS Corp.—Class B (Media)	4,280	233,003
Charter Communications, Inc.*—Class A (Media)	2,230	509,867
Chemed Corp. (Health Care Providers & Services)	172	23,445
Chico’s FAS, Inc. (Specialty Retail)	1,367	14,641
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	301	121,231
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	360	17,143
Cinemark Holdings, Inc. (Media)	1,090	39,741
Comcast Corp.—Class A (Media)	21,823	1,422,641
Copart, Inc.* (Commercial Services & Supplies)	1,023	50,137
Costco Wholesale Corp. (Food & Staples Retailing)	4,511	708,407
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	247	42,353
CST Brands, Inc. (Specialty Retail)	781	33,645
CVS Health Corp. (Food & Staples Retailing)	11,065	1,059,363
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,175	74,425
Delta Air Lines, Inc. (Airlines)	7,948	289,545
DeVry Education Group, Inc. (Diversified Consumer Services)	582	10,383
Dick’s Sporting Goods, Inc. (Specialty Retail)	918	41,365
Dillard’s, Inc.—Class A (Multiline Retail)	222	13,453
Discovery Communications, Inc.*—Class A (Media)	1,549	39,081
Discovery Communications, Inc.*—Class C (Media)	2,458	58,623
DISH Network Corp.*—Class A (Media)	2,331	122,144

See accompanying notes to financial statements.

224 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	525	$25,121
Dollar General Corp. (Multiline Retail)	2,923	274,762
Dollar Tree, Inc.* (Multiline Retail)	2,426	228,626
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	518	68,055
DreamWorks Animation SKG, Inc.*—Class A (Media)	741	30,285
DSW, Inc.—Class A (Specialty Retail)	751	15,906
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	943	41,134
Expedia, Inc. (Internet & Catalog Retail)	1,207	128,304
Foot Locker, Inc. (Specialty Retail)	1,403	76,969
GameStop Corp.—Class A (Specialty Retail)	1,072	28,494
Gannett Co., Inc. (Media)	1,200	16,572
Genesco, Inc.* (Specialty Retail)	216	13,891
GNC Holdings, Inc.—Class A (Specialty Retail)	703	17,076
Graham Holdings Co.—Class B (Diversified Consumer Services)	44	21,540
Grand Canyon Education, Inc.* (Diversified Consumer Services)	484	19,321
Group 1 Automotive, Inc. (Specialty Retail)	217	10,711
Groupon, Inc.* (Internet & Catalog Retail)	4,286	13,930
GUESS?, Inc. (Specialty Retail)	659	9,918
H & R Block, Inc. (Diversified Consumer Services)	2,312	53,176
Hertz Global Holdings, Inc.* (Road & Rail)	3,847	42,586
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	5,402	121,707
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,067	16,677
HSN, Inc. (Internet & Catalog Retail)	328	16,049
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	255	12,531
IHS, Inc.*—Class A (Professional Services)	693	80,118
J. Alexander’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	156	1,549
J.C. Penney Co., Inc.* (Multiline Retail)	3,168	28,132
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	335	28,783
JetBlue Airways Corp.* (Airlines)	3,317	54,930
John Wiley & Sons, Inc.—Class A (Media)	494	25,777
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,416	59,104
Kohl’s Corp. (Multiline Retail)	1,891	71,707
L Brands, Inc. (Specialty Retail)	2,607	175,008
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,767	163,827
Liberty Braves Group*—Class A (Media)	99	1,489
Liberty Braves Group*—Class C (Media)	339	4,970
Liberty Broadband Corp.*—Class A (Media)	257	15,266
Liberty Broadband Corp.*—Class C (Media)	676	40,560
Liberty Global PLC*—Class A (Media)	2,934	85,262
Liberty Global PLC*—Class C (Media)	6,745	193,244
Liberty Interactive Corp.* (Internet & Catalog Retail)	4,652	118,021
Liberty LiLAC Group*—Class A (Media)	539	17,377
Liberty LiLAC Group*—Class C (Media)	1,227	39,866
Liberty Media Group*—Class A (Media)	250	4,785
Liberty Media Group*—Class C (Media)	500	9,485
Liberty SiriusXM Group*—Class A (Media)	999	31,329
Liberty SiriusXM Group*—Class C (Media)	1,996	61,617
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Catalog Retail)	695	15,207
Liberty Ventures* (Internet & Catalog Retail)	1,392	51,601
Lions Gate Entertainment Corp. (Media)	984	19,906
Lithia Motors, Inc.—Class A (Specialty Retail)	246	17,483
Live Nation Entertainment, Inc.* (Media)	1,505	35,368
Lowe’s Cos., Inc. (Specialty Retail)	9,128	722,663
Macy’s, Inc. (Multiline Retail)	3,178	106,813
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,966	130,652
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	253	17,328
McDonald’s Corp. (Hotels, Restaurants & Leisure)	9,044	1,088,354
McKesson Corp. (Health Care Providers & Services)	2,318	432,655
Meredith Corp. (Media)	386	20,037
MGM Resorts International* (Hotels, Restaurants & Leisure)	4,892	110,706
MSG Networks, Inc.*—Class A (Media)	631	9,680
Murphy USA, Inc.* (Specialty Retail)	380	28,181
Netflix, Inc.* (Internet & Catalog Retail)	4,412	403,610
News Corp.—Class A (Media)	3,919	44,481
News Corp.—Class B (Media)	1,111	12,965
Nielsen Holdings PLC (Professional Services)	3,718	193,225
Nordstrom, Inc. (Multiline Retail)	1,324	50,378
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,612	64,222
Office Depot, Inc.* (Specialty Retail)	5,099	16,878
Omnicom Group, Inc. (Media)	2,448	199,488
O’Reilly Automotive, Inc.* (Specialty Retail)	992	268,931
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	236	50,018
Regal Entertainment Group—Class A (Media)	698	15,384
Restoration Hardware Holdings, Inc.* (Specialty Retail)	388	11,128
Rite Aid Corp.* (Food & Staples Retailing)	10,803	80,914
Rollins, Inc. (Commercial Services & Supplies)	968	28,333
Ross Stores, Inc. (Specialty Retail)	4,139	234,640
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,730	116,170
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,507	44,321
Scripps Networks Interactive, Inc.—Class A (Media)	978	60,900
Service Corp. International (Diversified Consumer Services)	1,997	53,999
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,399	55,680
Shutterfly, Inc.* (Internet & Catalog Retail)	354	16,500
Signet Jewelers, Ltd. (Specialty Retail)	805	66,340
Sinclair Broadcast Group, Inc.—Class A (Media)	710	21,201
Sirius XM Holdings, Inc.* (Media)	21,452	84,735
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	893	51,749
Sotheby’s—Class A (Diversified Consumer Services)	538	14,741
Southwest Airlines Co. (Airlines)	6,578	257,923
Spirit Airlines, Inc.* (Airlines)	732	32,845
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,460	33,434
Staples, Inc. (Specialty Retail)	6,659	57,401
Starbucks Corp. (Hotels, Restaurants & Leisure)	15,089	861,883
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	1,737	128,451
Starz* (Media)	820	24,534
Sysco Corp. (Food & Staples Retailing)	5,397	273,844

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 225

Common Stocks, continued

	Shares	Value
Tailored Brands, Inc. (Specialty Retail)	502	$6,355
Target Corp. (Multiline Retail)	6,072	423,947
TEGNA, Inc. (Media)	2,243	51,970
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	461	22,193
The Dun & Bradstreet Corp. (Professional Services)	372	45,324
The Gap, Inc. (Specialty Retail)	2,337	49,591
The Home Depot, Inc. (Specialty Retail)	12,816	1,636,474
The Interpublic Group of Cos., Inc. (Media)	4,145	95,750
The Kroger Co. (Food & Staples Retailing)	9,824	361,425
The Madison Square Garden Co.*—Class A (Media)	208	35,882
The New York Times Co.—Class A (Media)	1,269	15,355
The Priceline Group, Inc.* (Internet & Catalog Retail)	512	639,186
The TJX Cos., Inc. (Specialty Retail)	6,809	525,859
The Walt Disney Co. (Media)	15,375	1,503,984
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,195	21,116
Tiffany & Co. (Specialty Retail)	1,130	68,523
Time Warner, Inc. (Media)	8,103	595,895
Time, Inc. (Media)	1,050	17,283
Tractor Supply Co. (Specialty Retail)	1,376	125,464
Tribune Media Co.—Class A (Media)	807	31,618
TripAdvisor, Inc.* (Internet & Catalog Retail)	1,177	75,681
Twenty-First Century Fox, Inc.—Class A (Media)	11,286	305,286
Twenty-First Century Fox, Inc.—Class B (Media)	4,441	121,017
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	643	156,661
United Continental Holdings, Inc.* (Airlines)	3,459	141,957
United Natural Foods, Inc.* (Food & Staples Retailing)	519	24,289
Urban Outfitters, Inc.* (Specialty Retail)	893	24,558
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	372	51,422
VCA, Inc.* (Health Care Providers & Services)	833	56,319
Viacom, Inc.—Class A (Media)	105	4,874
Viacom, Inc.—Class B (Media)	3,570	148,048
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	8,901	741,186
Wal-Mart Stores, Inc. (Food & Staples Retailing)	15,734	1,148,898
Whole Foods Market, Inc. (Food & Staples Retailing)	3,306	105,858
Williams-Sonoma, Inc. (Specialty Retail)	847	44,154
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,154	82,199
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	839	76,047
Yelp, Inc.* (Internet Software & Services)	589	17,882
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	4,196	347,932
TOTAL COMMON STOCKS (Cost $14,913,817)		29,113,637

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $12,000	$12,000	$12,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,000)		12,000
TOTAL INVESTMENT SECURITIES (Cost $14,925,817)—99.8%		29,125,637
Net other assets (liabilities)—0.2%		51,258
NET ASSETS—100.0%		$29,176,895

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Airlines	$1,039,545	3.5%
Commercial Services & Supplies	137,574	0.5%
Diversified Consumer Services	255,084	0.9%
Electronic Equipment, Instruments & Components	25,121	NM
Food & Staples Retailing	4,590,354	15.7%
Health Care Providers & Services	923,899	3.2%
Hotels, Restaurants & Leisure	4,265,736	14.6%
Internet & Catalog Retail	4,331,266	14.8%
Internet Software & Services	17,882	0.1%
IT Services	17,592	0.1%
Media	6,543,629	22.5%
Multiline Retail	1,220,818	4.2%
Professional Services	318,667	1.1%
Road & Rail	73,946	0.3%
Specialty Retail	5,352,524	18.3%
Other**	63,258	0.2%
Total	$29,176,895	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

226 :: ProFund VP Consumer Services :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$14,925,817
Securities, at value	29,113,637
Repurchase agreements, at value	12,000
Total Investment Securities, at value	29,125,637
Cash	119
Dividends and interest receivable	13,041
Receivable for capital shares issued	339,260
Prepaid expenses	463
TOTAL ASSETS	29,478,520
LIABILITIES:
Payable for investments purchased	199,336
Payable for capital shares redeemed	1,335
Advisory fees payable	17,822
Management services fees payable	2,376
Administration fees payable	868
Administrative services fees payable	13,732
Distribution fees payable	13,439
Trustee fees payable	10
Transfer agency fees payable	2,769
Fund accounting fees payable	1,081
Compliance services fees payable	170
Other accrued expenses	48,687
TOTAL LIABILITIES	301,625
NET ASSETS	$29,176,895
NET ASSETS CONSIST OF:
Capital	$16,965,496
Accumulated net investment income (loss)	(33,467)
Accumulated net realized gains (losses) on investments	(1,954,954)
Net unrealized appreciation (depreciation) on investments	14,199,820
NET ASSETS	$29,176,895
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	492,882
Net Asset Value (offering and redemption price per share)	$59.20

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$209,325
Interest	91
Foreign tax withholding	(29)
TOTAL INVESTMENT INCOME	209,387
EXPENSES:
Advisory fees	109,102
Management services fees	14,547
Administration fees	6,755
Transfer agency fees	9,940
Administrative services fees	40,899
Distribution fees	36,368
Custody fees	2,629
Fund accounting fees	8,668
Trustee fees	468
Compliance services fees	197
Printing fees	13,349
Other fees	16,080
Total Gross Expenses before reductions	259,002
Expenses reduced and reimbursed by the Advisor	(14,613)
TOTAL NET EXPENSES	244,389
NET INVESTMENT INCOME (LOSS)	(35,002)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(48,904)
Change in net unrealized appreciation/depreciation on investments	(453,030)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(501,934)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(536,936)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 227

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(35,002)	$(73,078)
Net realized gains (losses) on investments	(48,904)	(836,497)
Change in net unrealized appreciation/depreciation on investments	(453,030)	1,816,405
Change in net assets resulting from operations	(536,936)	906,830
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(4,511,653)
Change in net assets resulting from distributions	—	(4,511,653)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,576,616	51,999,696
Distributions reinvested	—	4,511,653
Value of shares redeemed	(17,335,154)	(53,477,377)
Change in net assets resulting from capital transactions	(4,758,538)	3,033,972
Change in net assets	(5,295,474)	(570,851)
NET ASSETS:
Beginning of period	34,472,369	35,043,220
End of period	$29,176,895	$34,472,369
Accumulated net investment income (loss)	$(33,467)	$1,535
SHARE TRANSACTIONS:
Issued	216,410	837,853
Reinvested	—	76,495
Redeemed	(300,955)	(883,205)
Change in shares	(84,545)	31,143

See accompanying notes to financial statements.

228 :: ProFund VP Consumer Services :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$59.70		$64.15	$57.10	$41.05	$33.77	$32.01

Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.12)	(0.20)	(0.13)	0.13	— (b)
Net realized and unrealized gains (losses) on investments	(0.43)		3.04	7.31	16.44	7.32	1.76
Total income (loss) from investment activities	(0.50)		2.92	7.11	16.31	7.45	1.76

Distributions to Shareholders From:
Net investment income	—		—	—	(0.12)	—	—
Net realized gains on investments	—		(7.37)	(0.06)	(0.14)	(0.17)	—
Total distributions	—		(7.37)	(0.06)	(0.26)	(0.17)	—

Net Asset Value, End of Period	$59.20		$59.70	$64.15	$57.10	$41.05	$33.77

Total Return	(0.84	)%(c)	4.69%	12.46%	39.87%	22.10%	5.50%

Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.73%	1.75%	1.78%	1.91%	1.94%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.24)%		(0.20)%	(0.34)%	(0.27)%	0.34%	— (e)

Supplemental Data:
Net assets, end of period (000’s)	$29,177		$34,472	$35,043	$39,543	$17,851	$18,793
Portfolio turnover rate(f)	30	%(c)	103%	93%	73%	182%	232%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Amount is less than $0.005.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Amount is less than 0.005%.

(f)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 229

Investment Objective: The ProFund VP Financials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	7.1%
JPMorgan Chase & Co.	6.0%
Wells Fargo & Co.	5.7%
Visa, Inc.	3.7%
Bank of America Corp.	3.6%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	29%
Real Estate	25%
Diversified Financials	24%
Insurance	16%
Software & Services	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
Affiliated Managers Group, Inc.* (Capital Markets)	372	$52,366
Aflac, Inc. (Insurance)	2,846	205,367
Alexander & Baldwin, Inc. (Real Estate Management & Development)	317	11,456
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	506	52,381
Alleghany Corp.* (Insurance)	109	59,904
Allied World Assurance Company Holdings, A.G. (Insurance)	618	21,717
Ally Financial, Inc.* (Consumer Finance)	3,031	51,739
American Campus Communities, Inc. (Real Estate Investment Trusts)	898	47,477
American Capital Agency Corp. (Real Estate Investment Trusts)	2,276	45,110
American Express Co. (Consumer Finance)	5,562	337,948
American Financial Group, Inc. (Insurance)	487	36,004
American Homes 4 Rent—Class A (Real Estate Investment Trusts)	1,214	24,863
American International Group, Inc. (Insurance)	7,702	407,358
American Tower Corp. (Real Estate Investment Trusts)	2,921	331,854
Ameriprise Financial, Inc. (Capital Markets)	1,140	102,429
AmTrust Financial Services, Inc. (Insurance)	549	13,451
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	6,369	70,505
Aon PLC (Insurance)	1,825	199,345
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	1,075	47,472
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	1,067	20,070
Arch Capital Group, Ltd.* (Insurance)	839	60,408
Arthur J. Gallagher & Co. (Insurance)	1,220	58,072
Aspen Insurance Holdings, Ltd. (Insurance)	421	19,526
Associated Banc-Corp. (Banks)	1,037	17,785
Assurant, Inc. (Insurance)	430	37,113
Assured Guaranty, Ltd. (Insurance)	926	23,493
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	945	170,469
Axis Capital Holdings, Ltd. (Insurance)	641	35,255
BancorpSouth, Inc. (Banks)	585	13,274
Bank of America Corp. (Banks)	70,716	938,400
Bank of Hawaii Corp. (Banks)	296	20,365
Bank of the Ozarks, Inc. (Banks)	561	21,049
BankUnited, Inc. (Banks)	720	22,118
BB&T Corp. (Banks)	5,650	201,197
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	12,901	1,867,935
BlackRock, Inc. (Capital Markets)	865	296,289
Blackstone Mortgage Trust, Inc.—Class A (Real Estate Investment Trusts)	648	17,930
BOK Financial Corp. (Banks)	145	9,092
Boston Properties, Inc. (Real Estate Investment Trusts)	1,054	139,023
Brandywine Realty Trust (Real Estate Investment Trusts)	1,205	20,244
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	1,420	37,573
Brown & Brown, Inc. (Insurance)	797	29,864
Camden Property Trust (Real Estate Investment Trusts)	599	52,964
Capital One Financial Corp. (Consumer Finance)	3,524	223,809
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	868	12,109
Care Capital Properties, Inc. (Real Estate Investment Trusts)	577	15,123
Cathay General Bancorp (Banks)	502	14,156
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	1,050	9,776
CBOE Holdings, Inc. (Diversified Financial Services)	559	37,241
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,007	53,146
Chimera Investment Corp. (Real Estate Investment Trusts)	1,295	20,332
Chubb, Ltd. (Insurance)	3,195	417,617
Cincinnati Financial Corp. (Insurance)	1,022	76,538
CIT Group, Inc. (Banks)	1,180	37,654
Citigroup, Inc. (Banks)	20,209	856,660
Citizens Financial Group, Inc. (Banks)	3,643	72,787
CME Group, Inc. (Diversified Financial Services)	2,330	226,942
CNO Financial Group, Inc. (Insurance)	1,234	21,546
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	780	11,973

See accompanying notes to financial statements.

230 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	849	$18,169
Comerica, Inc. (Banks)	1,206	49,603
Commerce Bancshares, Inc. (Banks)	571	27,351
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	833	24,074
Corporate Office Properties Trust (Real Estate Investment Trusts)	653	19,309
Corrections Corp. of America (Real Estate Investment Trusts)	806	28,226
Cousins Properties, Inc. (Real Estate Investment Trusts)	1,371	14,258
Crown Castle International Corp. (Real Estate Investment Trusts)	2,317	235,013
CubeSmart (Real Estate Investment Trusts)	1,223	37,766
Cullen/Frost Bankers, Inc. (Banks)	378	24,090
CYS Investments, Inc. (Real Estate Investment Trusts)	1,047	8,763
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	610	29,304
DDR Corp. (Real Estate Investment Trusts)	2,114	38,348
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	1,380	12,461
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	1,014	110,516
Discover Financial Services (Consumer Finance)	2,842	152,303
Douglas Emmett, Inc. (Real Estate Investment Trusts)	968	34,383
Duke Realty Corp. (Real Estate Investment Trusts)	2,381	63,477
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	510	24,245
E*TRADE Financial Corp.* (Capital Markets)	1,922	45,148
East West Bancorp, Inc. (Banks)	995	34,009
EastGroup Properties, Inc. (Real Estate Investment Trusts)	219	15,093
Eaton Vance Corp. (Capital Markets)	778	27,495
Endurance Specialty Holdings, Ltd. (Insurance)	430	28,879
EPR Properties (Real Estate Investment Trusts)	442	35,661
Equinix, Inc. (Real Estate Investment Trusts)	492	190,763
Equity Commonwealth* (Real Estate Investment Trusts)	863	25,139
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	552	44,188
Equity Residential (Real Estate Investment Trusts)	2,519	173,509
Erie Indemnity Co.—Class A (Insurance)	162	16,093
Essex Property Trust, Inc. (Real Estate Investment Trusts)	446	101,728
Everest Re Group, Ltd. (Insurance)	291	53,157
Extra Space Storage, Inc. (Real Estate Investment Trusts)	861	79,677
F.N.B. Corp. (Banks)	1,435	17,995
FactSet Research Systems, Inc. (Diversified Financial Services)	281	45,359
Federal Realty Investment Trust (Real Estate Investment Trusts)	485	80,292
Federated Investors, Inc.—Class B (Capital Markets)	653	18,793
Fifth Third Bancorp (Banks)	5,282	92,910
Financial Engines, Inc. (Capital Markets)	366	9,468
First American Financial Corp. (Insurance)	750	30,165
First Financial Bankshares, Inc. (Banks)	451	14,788
First Horizon National Corp. (Banks)	1,604	22,108
First Niagara Financial Group, Inc. (Banks)	2,436	23,727
First Republic Bank (Banks)	980	68,590
FirstMerit Corp. (Banks)	1,145	23,209
FNF Group (Insurance)	1,889	70,838
FNFV Group* (Diversified Financial Services)	470	5,391
Forest City Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	1,512	33,733
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	543	11,180
Franklin Resources, Inc. (Capital Markets)	2,541	84,793
Fulton Financial Corp. (Banks)	1,194	16,119
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	1,311	45,203
General Growth Properties, Inc. (Real Estate Investment Trusts)	4,016	119,757
Genworth Financial, Inc.*—Class A (Insurance)	3,435	8,862
Glacier Bancorp, Inc. (Banks)	522	13,875
Hancock Holding Co. (Banks)	532	13,891
Hartford Financial Services Group, Inc. (Insurance)	2,709	120,225
Hatteras Financial Corp. (Real Estate Investment Trusts)	652	10,693
HCP, Inc. (Real Estate Investment Trusts)	3,213	113,676
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	725	25,368
Healthcare Trust of America, Inc.—Class A (Real Estate Investment Trusts)	942	30,464
Highwoods Properties, Inc. (Real Estate Investment Trusts)	673	35,534
Hospitality Properties Trust (Real Estate Investment Trusts)	1,047	30,154
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	5,146	83,417
Huntington Bancshares, Inc. (Banks)	5,503	49,197
IBERIABANK Corp. (Banks)	231	13,798
Intercontinental Exchange, Inc. (Diversified Financial Services)	817	209,119
International Bancshares Corp. (Banks)	384	10,019
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	765	10,473
Invesco, Ltd. (Capital Markets)	2,869	73,274
Investors Bancorp, Inc. (Banks)	2,473	27,401
Iron Mountain, Inc. (Real Estate Investment Trusts)	1,649	65,680
Janus Capital Group, Inc. (Capital Markets)	1,007	14,017
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	311	30,308
JPMorgan Chase & Co. (Banks)	25,174	1,564,311
Kemper Corp. (Insurance)	332	10,285
KeyCorp (Banks)	5,802	64,112
Kilroy Realty Corp. (Real Estate Investment Trusts)	636	42,160
Kimco Realty Corp. (Real Estate Investment Trusts)	2,886	90,563
Kite Realty Group Trust (Real Estate Investment Trusts)	573	16,061
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	567	37,592
LaSalle Hotel Properties (Real Estate Investment Trusts)	775	18,275
Lazard, Ltd.—Class A (Capital Markets)	893	26,594
Legg Mason, Inc. (Capital Markets)	729	21,498
LendingClub Corp.* (Consumer Finance)	1,444	6,209
Lexington Realty Trust (Real Estate Investment Trusts)	1,455	14,710

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 231

Common Stocks, continued

	Shares	Value
Liberty Property Trust (Real Estate Investment Trusts)	1,012	$40,197
Lincoln National Corp. (Insurance)	1,649	63,932
Loews Corp. (Insurance)	1,845	75,811
LPL Financial Holdings, Inc. (Capital Markets)	525	11,828
M&T Bank Corp. (Banks)	1,092	129,107
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	618	16,686
Markel Corp.* (Insurance)	99	94,325
MarketAxess Holdings, Inc. (Diversified Financial Services)	258	37,513
Marsh & McLennan Cos., Inc. (Insurance)	3,588	245,634
MasterCard, Inc.—Class A (IT Services)	6,686	588,769
MB Financial, Inc. (Banks)	469	17,015
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	1,641	24,960
Mercury General Corp. (Insurance)	250	13,290
MetLife, Inc. (Insurance)	7,566	301,354
MFA Financial, Inc. (Real Estate Investment Trusts)	2,551	18,546
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,344	13,947
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	518	55,115
Moody’s Corp. (Diversified Financial Services)	1,163	108,985
Morgan Stanley (Capital Markets)	10,399	270,166
MSCI, Inc.—Class A (Diversified Financial Services)	598	46,118
National Retail Properties, Inc. (Real Estate Investment Trusts)	994	51,410
Navient Corp. (Consumer Finance)	2,272	27,150
New Residential Investment Corp. (Real Estate Investment Trusts)	1,589	21,992
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,354	50,276
Northern Trust Corp. (Capital Markets)	1,476	97,800
NorthStar Asset Management Group, Inc. (Capital Markets)	1,304	13,314
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	421	3,894
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	1,244	14,219
Old Republic International Corp. (Insurance)	1,675	32,311
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,138	38,635
Outfront Media, Inc. (Real Estate Investment Trusts)	951	22,986
PacWest Bancorp (Banks)	785	31,227
Paramount Group, Inc. (Real Estate Investment Trusts)	1,158	18,459
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	493	12,941
People’s United Financial, Inc. (Banks)	2,141	31,387
Piedmont Office Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	1,002	21,583
PNC Financial Services Group, Inc. (Banks)	3,441	280,063
Popular, Inc. (Banks)	717	21,008
Post Properties, Inc. (Real Estate Investment Trusts)	370	22,589
Potlatch Corp. (Real Estate Investment Trusts)	280	9,548
PRA Group, Inc.* (Consumer Finance)	319	7,701
Primerica, Inc. (Insurance)	325	18,603
Principal Financial Group, Inc. (Insurance)	1,857	76,341
PrivateBancorp, Inc. (Banks)	545	23,996
ProAssurance Corp. (Insurance)	368	19,706
Prologis, Inc. (Real Estate Investment Trusts)	3,617	177,378
Prosperity Bancshares, Inc. (Banks)	446	22,742
Prudential Financial, Inc. (Insurance)	3,044	217,159
Public Storage (Real Estate Investment Trusts)	1,018	260,190
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,475	15,370
Raymond James Financial, Inc. (Capital Markets)	866	42,694
Rayonier, Inc. (Real Estate Investment Trusts)	842	22,094
Realogy Holdings Corp.* (Real Estate Management & Development)	1,008	29,252
Realty Income Corp. (Real Estate Investment Trusts)	1,773	122,975
Redwood Trust, Inc. (Real Estate Investment Trusts)	528	7,292
Regency Centers Corp. (Real Estate Investment Trusts)	674	56,434
Regions Financial Corp. (Banks)	8,721	74,216
Reinsurance Group of America, Inc. (Insurance)	445	43,161
RenaissanceRe Holdings, Ltd. (Insurance)	297	34,880
Retail Properties of America, Inc. (Real Estate Investment Trusts)	1,638	27,682
RLI Corp. (Insurance)	261	17,952
RLJ Lodging Trust (Real Estate Investment Trusts)	858	18,404
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	352	17,829
S&P Global, Inc. (Diversified Financial Services)	1,822	195,428
Santander Consumer USA Holdings, Inc.* (Consumer Finance)	743	7,675
SEI Investments Co. (Capital Markets)	938	45,127
Senior Housing Properties Trust (Real Estate Investment Trusts)	1,639	34,140
Signature Bank* (Banks)	371	46,345
Simon Property Group, Inc. (Real Estate Investment Trusts)	2,131	462,213
SL Green Realty Corp. (Real Estate Investment Trusts)	692	73,677
SLM Corp.* (Consumer Finance)	2,945	18,200
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	320	33,574
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	3,302	42,167
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	1,640	33,981
State Street Corp. (Capital Markets)	2,727	147,040
Stifel Financial Corp.* (Capital Markets)	454	14,278
Sun Communities, Inc. (Real Estate Investment Trusts)	450	34,488
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	1,562	18,853
SunTrust Banks, Inc. (Banks)	3,446	141,562
SVB Financial Group* (Banks)	358	34,067
Synchrony Financial* (Consumer Finance)	5,742	145,158
Synovus Financial Corp. (Banks)	863	25,018
T. Rowe Price Group, Inc. (Capital Markets)	1,706	124,487
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	656	26,358
Taubman Centers, Inc. (Real Estate Investment Trusts)	419	31,090
TCF Financial Corp. (Banks)	1,177	14,889
TD Ameritrade Holding Corp. (Capital Markets)	1,821	51,853
Texas Capital Bancshares, Inc.* (Banks)	316	14,776
The Allstate Corp. (Insurance)	2,574	180,051

See accompanying notes to financial statements.

232 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
The Bank of New York Mellon Corp. (Capital Markets)	7,413	$287,995
The Charles Schwab Corp. (Capital Markets)	8,277	209,491
The GEO Group, Inc. (Real Estate Investment Trusts)	507	17,329
The Goldman Sachs Group, Inc. (Capital Markets)	2,659	395,075
The Hanover Insurance Group, Inc. (Insurance)	296	25,048
The Howard Hughes Corp.* (Real Estate Management & Development)	245	28,008
The Macerich Co. (Real Estate Investment Trusts)	868	74,119
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	790	51,089
The Progressive Corp. (Insurance)	4,017	134,570
The St Joe Co.* (Real Estate Management & Development)	509	9,019
The Travelers Cos., Inc. (Insurance)	2,011	239,389
The Western Union Co. (IT Services)	3,383	64,886
Torchmark Corp. (Insurance)	769	47,540
Trustmark Corp. (Banks)	462	11,481
Two Harbors Investment Corp. (Real Estate Investment Trusts)	2,393	20,484
U.S. Bancorp (Banks)	11,174	450,647
UDR, Inc. (Real Estate Investment Trusts)	1,840	67,933
UMB Financial Corp. (Banks)	289	15,378
Umpqua Holdings Corp. (Banks)	1,518	23,483
United Bankshares, Inc. (Banks)	450	16,880
Unum Group (Insurance)	1,641	52,167
Urban Edge Properties (Real Estate Investment Trusts)	637	19,021
Validus Holdings, Ltd. (Insurance)	560	27,210
Valley National Bancorp (Banks)	1,542	14,063
Ventas, Inc. (Real Estate Investment Trusts)	2,326	169,379
VEREIT, Inc. (Real Estate Investment Trusts)	6,227	63,142
Visa, Inc.—Class A (IT Services)	13,111	972,443
Vornado Realty Trust (Real Estate Investment Trusts)	1,222	122,347
Voya Financial, Inc. (Diversified Financial Services)	1,402	34,714
W.R. Berkley Corp. (Insurance)	677	40,566
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	560	9,643
Washington Federal, Inc. (Thrifts & Mortgage Finance)	628	15,235
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	500	15,730
Webster Financial Corp. (Banks)	632	21,456
Weingarten Realty Investors (Real Estate Investment Trusts)	792	32,329
Wells Fargo & Co. (Banks)	31,808	1,505,472
Welltower, Inc. (Real Estate Investment Trusts)	2,459	187,302
Western Alliance Bancorp* (Banks)	635	20,733
Weyerhaeuser Co. (Real Estate Investment Trusts)	5,144	153,137
White Mountains Insurance Group, Ltd. (Insurance)	36	30,312
Willis Towers Watson PLC (Insurance)	955	118,716
Wintrust Financial Corp. (Banks)	356	18,156
WisdomTree Investments, Inc. (Capital Markets)	777	7,607
WP Carey, Inc. (Real Estate Investment Trusts)	673	46,720
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,278	14,301
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	747	12,535
XL Group PLC (Insurance)	1,956	65,154
Zions Bancorp (Banks)	1,406	35,333
TOTAL COMMON STOCKS (Cost $12,138,254)		26,275,497

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $81,001	$81,000	$81,000
TOTAL REPURCHASE AGREEMENTS (Cost $81,000)		81,000
TOTAL INVESTMENT SECURITIES (Cost $12,219,254)—100.5%		26,356,497
Net other assets (liabilities)—(0.5)%		(133,359)
NET ASSETS—100.0%		$26,223,138

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Banks	$7,436,140	28.5%
Capital Markets	2,500,562	9.5%
Consumer Finance	977,892	3.7%
Diversified Financial Services	2,865,834	10.9%
Insurance	4,276,264	16.3%
IT Services	1,626,098	6.2%
Real Estate Investment Trusts	6,324,581	24.1%
Real Estate Management & Development	161,189	0.6%
Thrifts & Mortgage Finance	106,937	0.4%
Other**	(52,359)	(0.2)%
Total	$26,223,138	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 233

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$12,219,254
Securities, at value	26,275,497
Repurchase agreements, at value	81,000
Total Investment Securities, at value	26,356,497
Cash	59
Dividends and interest receivable	40,002
Receivable for capital shares issued	26,286
Prepaid expenses	410
TOTAL ASSETS	26,423,254
LIABILITIES:
Payable for capital shares redeemed	109,547
Advisory fees payable	16,568
Management services fees payable	2,209
Administration fees payable	806
Administrative services fees payable	10,111
Distribution fees payable	10,261
Trustee fees payable	9
Transfer agency fees payable	2,440
Fund accounting fees payable	1,004
Compliance services fees payable	156
Other accrued expenses	47,005
TOTAL LIABILITIES	200,116
NET ASSETS	$26,223,138
NET ASSETS CONSIST OF:
Capital	$29,004,263
Accumulated net investment income (loss)	232,569
Accumulated net realized gains (losses) on investments	(17,150,937)
Net unrealized appreciation (depreciation) on investments	14,137,243
NET ASSETS	$26,223,138
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	869,870
Net Asset Value (offering and redemption price per share)	$30.15

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$356,883
Interest	54
TOTAL INVESTMENT INCOME	356,937
EXPENSES:
Advisory fees	103,287
Management services fees	13,771
Administration fees	6,017
Transfer agency fees	8,843
Administrative services fees	37,162
Distribution fees	34,429
Custody fees	2,433
Fund accounting fees	8,146
Trustee fees	432
Compliance services fees	174
Other fees	25,755
Total Gross Expenses before reductions	240,449
Expenses reduced and reimbursed by the Advisor	(9,085)
TOTAL NET EXPENSES	231,364
NET INVESTMENT INCOME (LOSS)	125,573
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,679,526
Change in net unrealized appreciation/depreciation on investments	(3,827,014)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,147,488)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,021,915)

See accompanying notes to financial statements.

234 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$125,573	$99,909
Net realized gains (losses) on investments	1,679,526	3,541,377
Change in net unrealized appreciation/depreciation on investments	(3,827,014)	(5,672,017)
Change in net assets resulting from operations	(2,021,915)	(2,030,731)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(103,774)
Change in net assets resulting from distributions	—	(103,774)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,839,622	46,851,727
Distributions reinvested	—	103,774
Value of shares redeemed	(26,538,118)	(45,097,581)
Change in net assets resulting from capital transactions	(14,698,496)	1,857,920
Change in net assets	(16,720,411)	(276,585)
NET ASSETS:
Beginning of period	42,943,549	43,220,134
End of period	$26,223,138	$42,943,549
Accumulated net investment income (loss)	$232,569	$106,996
SHARE TRANSACTIONS:
Issued	394,694	1,486,087
Reinvested	—	3,352
Redeemed	(912,128)	(1,472,687)
Change in shares	(517,434)	16,752

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Financials :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$30.95		$31.53	$27.98	$21.27	$17.07	$19.81

Investment Activities:
Net investment income (loss)(a)	0.13		0.09	0.08	0.05	0.11	0.03
Net realized and unrealized gains (losses) on investments	(0.93)		(0.56)	3.53	6.76	4.11	(2.77)
Total income (loss) from investment activities	(0.80)		(0.47)	3.61	6.81	4.22	(2.74)

Distributions to Shareholders From:
Net investment income	—		(0.11)	(0.06)	(0.10)	(0.02)	—

Net Asset Value, End of Period	$30.15		$30.95	$31.53	$27.98	$21.27	$17.07

Total Return	(2.58	)%(b)	(1.49)%	12.92%	32.08%	24.73%	(13.83)%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.74%	1.73%	1.78%	1.91%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.91%		0.27%	0.27%	0.19%	0.55%	0.16%

Supplemental Data:
Net assets, end of period (000’s)	$26,223		$42,944	$43,220	$43,913	$25,337	$17,953
Portfolio turnover rate(d)	30	%(b)	97%	49%	72%	124%	48%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

236 :: ProFund VP Health Care :: Financial Statements

Investment Objective: The ProFund VP Health Care seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.9%
Pfizer, Inc.	7.6%
Merck & Co., Inc.	5.7%
UnitedHealth Group, Inc.	4.8%
Bristol-Myers Squibb Co.	4.4%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	38%
Biotechnology	22%
Health Care Equipment & Supplies	19%
Health Care Providers & Services	17%
Life Sciences Tools & Services	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	31,012	$1,219,082
AbbVie, Inc. (Biotechnology)	34,144	2,113,855
ABIOMED, Inc.* (Health Care Equipment & Supplies)	832	90,929
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,570	86,978
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,888	61,284
Aetna, Inc. (Health Care Providers & Services)	7,399	903,640
Agios Pharmaceuticals, Inc.* (Biotechnology)	565	23,671
Akorn, Inc.* (Pharmaceuticals)	1,762	50,191
Alere, Inc.* (Health Care Equipment & Supplies)	1,820	75,858
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,726	551,808
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,541	124,128
Alkermes PLC* (Biotechnology)	3,187	137,742
Allergan PLC* (Pharmaceuticals)	8,353	1,930,295
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,569	87,064
Amgen, Inc. (Biotechnology)	15,861	2,413,252
AmSurg Corp.* (Health Care Providers & Services)	1,142	88,551
Anthem, Inc. (Health Care Providers & Services)	5,549	728,806
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	1,549	364,263
Baxter International, Inc. (Health Care Equipment & Supplies)	11,660	527,265
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	4,479	759,594
Biogen, Inc.* (Biotechnology)	4,627	1,118,901
BioMarin Pharmaceutical, Inc.* (Biotechnology)	3,428	266,698
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	442	63,215
Bio-Techne Corp. (Life Sciences Tools & Services)	786	88,637
Bluebird Bio, Inc.* (Biotechnology)	781	33,809
Boston Scientific Corp.* (Health Care Equipment & Supplies)	28,639	669,293
Bristol-Myers Squibb Co. (Pharmaceuticals)	35,240	2,591,902
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,927	60,633
Bruker Corp. (Life Sciences Tools & Services)	2,250	51,165
Catalent, Inc.* (Pharmaceuticals)	2,264	52,049
Celgene Corp.* (Biotechnology)	16,349	1,612,502
Centene Corp.* (Health Care Providers & Services)	3,595	256,575
Cepheid* (Biotechnology)	1,540	47,355
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	993	81,863
Cigna Corp. (Health Care Providers & Services)	5,419	693,578
Clovis Oncology, Inc.* (Biotechnology)	712	9,769
Community Health Systems, Inc.* (Health Care Providers & Services)	2,384	28,727
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	3,446	266,445
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	4,946	306,850
DexCom, Inc.* (Health Care Equipment & Supplies)	1,759	139,541
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,470	445,793
Eli Lilly & Co. (Pharmaceuticals)	20,504	1,614,690
Endo International PLC* (Pharmaceuticals)	4,320	67,349
Envision Healthcare Holdings, Inc.* (Health Care Providers & Services)	3,946	100,110
Express Scripts Holding Co.* (Health Care Providers & Services)	13,356	1,012,384
Gilead Sciences, Inc. (Biotechnology)	28,116	2,345,437
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,076	31,193
Halozyme Therapeutics, Inc.* (Biotechnology)	2,346	20,246
Halyard Health, Inc.* (Health Care Equipment & Supplies)	982	31,935
HCA Holdings, Inc.* (Health Care Providers & Services)	6,356	489,476

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 237

Common Stocks, continued

	Shares	Value
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,528	$63,229
HealthSouth Corp. (Health Care Providers & Services)	1,905	73,952
Henry Schein, Inc.* (Health Care Providers & Services)	1,729	305,687
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,203	60,691
Hologic, Inc.* (Health Care Equipment & Supplies)	5,118	177,083
Horizon Pharma PLC* (Pharmaceuticals)	3,083	50,777
Humana, Inc. (Health Care Providers & Services)	3,150	566,622
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,890	175,505
Illumina, Inc.* (Life Sciences Tools & Services)	3,110	436,582
Impax Laboratories, Inc.* (Pharmaceuticals)	1,464	42,192
Incyte Corp.* (Biotechnology)	3,601	288,008
Innoviva, Inc. (Pharmaceuticals)	1,675	17,638
Intercept Pharmaceuticals, Inc.* (Biotechnology)	368	52,506
Intrexon Corp.* (Biotechnology)	1,071	26,357
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	805	532,435
Ionis Pharmaceuticals, Inc.* (Biotechnology)	2,548	59,343
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,279	180,735
Johnson & Johnson (Pharmaceuticals)	58,067	7,043,527
Juno Therapeutics, Inc.* (Biotechnology)	1,561	60,005
Kite Pharma, Inc.* (Biotechnology)	917	45,850
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	2,160	281,383
LifePoint Health, Inc.* (Health Care Providers & Services)	921	60,206
Magellan Health, Inc.* (Health Care Providers & Services)	523	34,398
Mallinckrodt PLC* (Pharmaceuticals)	2,309	140,341
MannKind Corp.* (Biotechnology)	6,550	7,598
Medivation, Inc.* (Biotechnology)	3,478	209,723
MEDNAX, Inc.* (Health Care Providers & Services)	1,966	142,397
Medtronic PLC (Health Care Equipment & Supplies)	29,687	2,575,941
Merck & Co., Inc. (Pharmaceuticals)	58,434	3,366,383
Molina Healthcare, Inc.* (Health Care Providers & Services)	875	43,663
Mylan N.V.* (Pharmaceuticals)	9,015	389,809
Myriad Genetics, Inc.* (Biotechnology)	1,484	45,410
Neurocrine Biosciences, Inc.* (Biotechnology)	1,687	76,674
Novavax, Inc.* (Biotechnology)	5,719	41,577
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,050	62,706
OPKO Health, Inc.* (Biotechnology)	6,789	63,409
Owens & Minor, Inc. (Health Care Providers & Services)	1,321	49,379
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	785	26,478
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,116	70,174
Patterson Cos., Inc. (Health Care Providers & Services)	1,754	83,999
Perrigo Co. PLC (Pharmaceuticals)	3,024	274,186
Pfizer, Inc. (Pharmaceuticals)	128,029	4,507,901
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,194	28,178
Puma Biotechnology, Inc.* (Biotechnology)	469	13,972
Quest Diagnostics, Inc. (Health Care Providers & Services)	2,986	243,090
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	1,973	128,876
Quorum Health Corp.* (Health Care Providers & Services)	619	6,629
Radius Health, Inc.* (Biotechnology)	717	26,350
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,650	576,230
ResMed, Inc. (Health Care Equipment & Supplies)	2,963	187,350
Seattle Genetics, Inc.* (Biotechnology)	2,279	92,094
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	6,001	468,078
STERIS PLC (Health Care Equipment & Supplies)	1,814	124,713
Stryker Corp. (Health Care Equipment & Supplies)	6,629	794,353
Team Health Holdings, Inc.* (Health Care Providers & Services)	1,563	63,567
Teleflex, Inc. (Health Care Equipment & Supplies)	924	163,834
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,093	57,851
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,020	175,001
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	8,309	1,227,738
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	750	36,683
United Therapeutics Corp.* (Biotechnology)	938	99,353
UnitedHealth Group, Inc. (Health Care Providers & Services)	20,068	2,833,601
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	1,895	254,120
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,013	165,529
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,221	449,110
Waters Corp.* (Life Sciences Tools & Services)	1,705	239,808
WellCare Health Plans, Inc.* (Health Care Providers & Services)	939	100,736
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,544	117,159
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	4,207	506,439
Zoetis, Inc. (Pharmaceuticals)	9,634	457,230
TOTAL COMMON STOCKS (Cost $24,119,832)		59,386,507

Contingent Right(NM)

Dyax Corp.*+^(a) (Pharmaceuticals)	3,716	4,125
TOTAL CONTINGENT RIGHT (Cost $—)		4,125

See accompanying notes to financial statements.

238 :: ProFund VP Health Care :: Financial Statements

Repurchase Agreements(b) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $342,003	$342,000	$342,000
TOTAL REPURCHASE AGREEMENTS (Cost $342,000)		342,000
TOTAL INVESTMENT SECURITIES (Cost $24,461,832)—100.5%		59,732,632
Net other assets (liabilities)—(0.5)%		(311,530)
NET ASSETS—100.0%		$59,421,102

*                 Non-income producing security

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of June 30, 2016, this security represented 0.007% of the net assets of the Fund.

^                  The Advisor has deemed this security to be illiquid. As of June 30, 2016, this security represented 0.007% of the net assets.

(a)         Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Health Care invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Biotechnology	$13,145,948	22.1%
Commercial Services & Supplies	63,229	0.1%
Health Care Equipment & Supplies	11,072,541	18.6%
Health Care Providers & Services	9,917,183	16.7%
Life Sciences Tools & Services	2,388,058	4.0%
Pharmaceuticals	22,803,673	38.4%
Other**	30,470	0.1%
Total	$59,421,102	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 239

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$24,461,832
Securities, at value	59,390,632
Repurchase agreements, at value	342,000
Total Investment Securities, at value	59,732,632
Cash	627
Dividends and interest receivable	52,293
Receivable for capital shares issued	104,792
Prepaid expenses	980
TOTAL ASSETS	59,891,324

LIABILITIES:
Payable for investments purchased	316,032
Payable for capital shares redeemed	8,564
Advisory fees payable	37,229
Management services fees payable	4,964
Administration fees payable	1,814
Administrative services fees payable	20,154
Distribution fees payable	21,981
Trustee fees payable	20
Transfer agency fees payable	5,819
Fund accounting fees payable	2,259
Compliance services fees payable	353
Other accrued expenses	51,033
TOTAL LIABILITIES	470,222

NET ASSETS	$59,421,102

NET ASSETS CONSIST OF:
Capital	$28,203,018
Accumulated net investment income (loss)	(22,394)
Accumulated net realized gains (losses) on investments	(4,030,322)
Net unrealized appreciation (depreciation) on investments	35,270,800
NET ASSETS	$59,421,102

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	896,048
Net Asset Value (offering and redemption price per share)	$66.31

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$505,065
Interest	89
TOTAL INVESTMENT INCOME	505,154

EXPENSES:
Advisory fees	235,513
Management services fees	31,401
Administration fees	12,507
Transfer agency fees	18,405
Administrative services fees	87,332
Distribution fees	78,504
Custody fees	5,057
Fund accounting fees	15,062
Trustee fees	892
Compliance services fees	353
Other fees	38,729
Recoupment of prior expenses reduced by the Advisor	3,793
TOTAL NET EXPENSES	527,548
NET INVESTMENT INCOME (LOSS)	(22,394)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,201,043
Change in net unrealized appreciation/depreciation on investments	(5,272,114)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,071,071)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,093,465)

See accompanying notes to financial statements.

240 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(22,394)	$(200,846)
Net realized gains (losses) on investments	3,201,043	4,129,509
Change in net unrealized appreciation/depreciation on investments	(5,272,114)	(1,111,352)
Change in net assets resulting from operations	(2,093,465)	2,817,311

CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,119,399	58,710,695
Value of shares redeemed	(29,447,171)	(68,287,121)
Change in net assets resulting from capital transactions	(16,327,772)	(9,576,426)
Change in net assets	(18,421,237)	(6,759,115)

NET ASSETS:
Beginning of period	77,842,339	84,601,454
End of period	$59,421,102	$77,842,339
Accumulated net investment income (loss)	$(22,394)	$—

SHARE TRANSACTIONS:
Issued	205,510	861,925
Redeemed	(469,459)	(1,025,813)
Change in shares	(263,949)	(163,888)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Health Care :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$67.11		$63.90	$51.71	$37.12	$31.74	$28.91

Investment Activities:
Net investment income (loss)(a)	(0.02)		(0.15)	(0.08)	0.05	0.19	0.12
Net realized and unrealized gains (losses) on investments	(0.78)		3.36	12.31	14.69	5.32	2.80
Total income (loss) from investment activities	(0.80)		3.21	12.23	14.74	5.51	2.92

Distributions to Shareholders From:
Net investment income	—		—	(0.04)	(0.15)	(0.13)	(0.09)

Net Asset Value, End of Period	$66.31		$67.11	$63.90	$51.71	$37.12	$31.74

Total Return	(1.19	)%(b)	5.02%	23.67%	39.78%	17.41%	10.11%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.69%	1.69%	1.72%	1.81%	1.77%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.07)%		(0.22)%	(0.14)%	0.10%	0.54%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$59,421		$77,842	$84,601	$58,038	$33,304	$24,292
Portfolio turnover rate(d)	11	%(b)	47%	47%	62%	85%	136%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

242 :: ProFund VP Industrials :: Financial Statements

Investment Objective: The ProFund VP Industrials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Industrials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	11.1%
3M Co.	4.1%
Honeywell International, Inc.	3.4%
United Technologies Corp.	3.1%
The Boeing Co.	3.0%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	58%
Software & Services	13%
Transportation	11%
Materials	6%
Commercial & Professional Services	5%
Technology Hardware & Equipment	4%
Health Care Equipment & Services	2%
Pharmaceuticals & Biotechnology	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,254	$744,960
A.O. Smith Corp. (Building Products)	522	45,993
Accenture PLC—Class A (IT Services)	4,375	495,644
Actuant Corp.—Class A (Machinery)	413	9,338
Acuity Brands, Inc. (Electrical Equipment)	307	76,124
AECOM* (Construction & Engineering)	1,076	34,185
AGCO Corp. (Machinery)	498	23,471
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,299	101,984
Air Lease Corp. (Trading Companies & Distributors)	671	17,969
Allegion PLC (Building Products)	671	46,588
Alliance Data Systems Corp.* (IT Services)	413	80,915
Allison Transmission Holdings, Inc. (Machinery)	1,190	33,594
AMETEK, Inc. (Electrical Equipment)	1,637	75,679
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	2,160	123,832
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	199	10,603
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	274	12,368
AptarGroup, Inc. (Containers & Packaging)	443	35,055
Armstrong Flooring, Inc.* (Building Products)	169	2,865
Armstrong World Industries, Inc.* (Building Products)	339	13,272
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	643	39,802
Automatic Data Processing, Inc. (IT Services)	3,195	293,525
Avery Dennison Corp. (Containers & Packaging)	626	46,794
Avnet, Inc. (Electronic Equipment, Instruments & Components)	901	36,500
Ball Corp. (Containers & Packaging)	1,220	88,193
BE Aerospace, Inc. (Aerospace & Defense)	717	33,107
Belden, Inc. (Electronic Equipment, Instruments & Components)	295	17,809
Bemis Co., Inc. (Containers & Packaging)	664	34,189
Berry Plastics Group, Inc.* (Containers & Packaging)	848	32,945
Booz Allen Hamilton Holding Corp. (IT Services)	898	26,617
Broadridge Financial Solutions, Inc. (IT Services)	829	54,051
BWX Technologies, Inc. (Aerospace & Defense)	728	26,041
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	1,001	74,324
Carlisle Cos., Inc. (Industrial Conglomerates)	450	47,556
Caterpillar, Inc. (Machinery)	4,095	310,443
CEB, Inc. (Professional Services)	226	13,940
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	665	23,029
Cintas Corp. (Commercial Services & Supplies)	608	59,663
CLARCOR, Inc. (Machinery)	340	20,682
Clean Harbors, Inc.* (Commercial Services & Supplies)	367	19,124
Cognex Corp. (Electronic Equipment, Instruments & Components)	597	25,731
Colfax Corp.* (Machinery)	697	18,443
Convergys Corp. (IT Services)	677	16,925
CoreLogic, Inc.* (IT Services)	623	23,973
CoStar Group, Inc.* (Internet Software & Services)	228	49,854
Covanta Holding Corp. (Commercial Services & Supplies)	916	15,068
Crane Co. (Machinery)	348	19,739
Crown Holdings, Inc.* (Containers & Packaging)	978	49,555
CSX Corp. (Road & Rail)	6,705	174,866
Cummins, Inc. (Machinery)	1,111	124,921
Curtiss-Wright Corp. (Aerospace & Defense)	312	26,286
Danaher Corp. (Industrial Conglomerates)	4,203	424,503
Deere & Co. (Machinery)	2,094	169,698
Deluxe Corp. (Commercial Services & Supplies)	343	22,765
DigitalGlobe, Inc.* (Aerospace & Defense)	411	8,791
Donaldson Co., Inc. (Machinery)	867	29,790
Dover Corp. (Machinery)	1,088	75,420

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 243

Common Stocks, continued

	Shares	Value
Eagle Materials, Inc. (Construction Materials)	339	$26,154
Eaton Corp. PLC (Electrical Equipment)	3,212	191,853
EMCOR Group, Inc. (Construction & Engineering)	426	20,985
Emerson Electric Co. (Electrical Equipment)	4,513	235,398
EnerSys (Electrical Equipment)	303	18,019
Equifax, Inc. (Professional Services)	835	107,214
Essendant, Inc. (Commercial Services & Supplies)	261	7,976
Esterline Technologies Corp.* (Aerospace & Defense)	206	12,780
Euronet Worldwide, Inc.* (IT Services)	347	24,009
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,277	62,624
Fastenal Co. (Trading Companies & Distributors)	2,026	89,934
FedEx Corp. (Air Freight & Logistics)	1,751	265,767
FEI Co. (Electronic Equipment, Instruments & Components)	287	30,675
Fidelity National Information Services, Inc. (IT Services)	1,946	143,381
First Data Corp.* (IT Services)	1,280	14,170
Fiserv, Inc.* (IT Services)	1,559	169,510
FleetCor Technologies, Inc.* (IT Services)	546	78,149
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	965	29,867
Flowserve Corp. (Machinery)	914	41,285
Fluor Corp. (Construction & Engineering)	977	48,146
Fortune Brands Home & Security, Inc. (Building Products)	1,076	62,376
FTI Consulting, Inc.* (Professional Services)	291	11,838
GATX Corp. (Trading Companies & Distributors)	287	12,619
Generac Holdings, Inc.* (Electrical Equipment)	467	16,326
General Dynamics Corp. (Aerospace & Defense)	2,015	280,569
General Electric Co. (Industrial Conglomerates)	64,500	2,030,460
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	401	23,639
Genpact, Ltd.* (IT Services)	1,078	28,934
Global Payments, Inc. (IT Services)	1,080	77,090
Graco, Inc. (Machinery)	390	30,806
Graphic Packaging Holding Co. (Containers & Packaging)	2,259	28,328
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,295	45,092
Hexcel Corp. (Aerospace & Defense)	652	27,149
Hillenbrand, Inc. (Machinery)	442	13,278
Honeywell International, Inc. (Aerospace & Defense)	5,346	621,847
Hub Group, Inc.*—Class A (Air Freight & Logistics)	240	9,209
Hubbell, Inc. (Electrical Equipment)	365	38,497
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	330	55,450
IDEX Corp. (Machinery)	532	43,677
Illinois Tool Works, Inc. (Machinery)	2,269	236,340
Ingersoll-Rand PLC (Machinery)	1,806	115,006
International Paper Co. (Containers & Packaging)	2,884	122,223
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	257	20,560
Itron, Inc.* (Electronic Equipment, Instruments & Components)	266	11,465
ITT, Inc. (Machinery)	632	20,211
J.B. Hunt Transport Services, Inc. (Road & Rail)	624	50,500
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,341	24,768
Jack Henry & Associates, Inc. (IT Services)	553	48,260
Jacobs Engineering Group, Inc.* (Construction & Engineering)	855	42,587
Joy Global, Inc. (Machinery)	688	14,544
Kansas City Southern (Road & Rail)	757	68,198
KBR, Inc. (Construction & Engineering)	999	13,227
Kennametal, Inc. (Machinery)	559	12,359
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,194	34,733
Kirby Corp.* (Marine)	378	23,583
KLX, Inc.* (Aerospace & Defense)	370	11,470
Knowles Corp.* (Electronic Equipment, Instruments & Components)	621	8,495
L-3 Communications Holdings, Inc. (Aerospace & Defense)	540	79,213
Landstar System, Inc. (Road & Rail)	297	20,392
Lennox International, Inc. (Building Products)	272	38,787
Lincoln Electric Holdings, Inc. (Machinery)	439	25,936
LinkedIn Corp.*—Class A (Internet Software & Services)	828	156,699
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	157	18,556
Lockheed Martin Corp. (Aerospace & Defense)	1,837	455,888
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,008	17,489
Macquarie Infrastructure Corp. (Transportation Infrastructure)	524	38,802
Manitowoc Foodservice, Inc.* (Machinery)	961	16,933
ManpowerGroup, Inc. (Professional Services)	501	32,234
Martin Marietta Materials, Inc. (Construction Materials)	446	85,632
Masco Corp. (Building Products)	2,334	72,213
MAXIMUS, Inc. (IT Services)	455	25,193
MDU Resources Group, Inc. (Multi-Utilities)	1,370	32,880
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	188	68,605
Moog, Inc.*—Class A (Aerospace & Defense)	230	12,402
MRC Global, Inc.* (Trading Companies & Distributors)	692	9,833
MSA Safety, Inc. (Commercial Services & Supplies)	223	11,714
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	337	23,779
Mueller Industries, Inc. (Machinery)	401	12,784
National Instruments Corp. (Electronic Equipment, Instruments & Components)	707	19,372
Navistar International Corp.* (Machinery)	464	5,424
NeuStar, Inc.*—Class A (IT Services)	381	8,957
Nordson Corp. (Machinery)	376	31,437
Norfolk Southern Corp. (Road & Rail)	2,074	176,560
Northrop Grumman Corp. (Aerospace & Defense)	1,266	281,406
NOW, Inc.* (Trading Companies & Distributors)	754	13,678
Old Dominion Freight Line, Inc.* (Road & Rail)	480	28,949
Orbital ATK, Inc. (Aerospace & Defense)	411	34,993
Oshkosh Corp. (Machinery)	515	24,571
Owens Corning (Building Products)	810	41,731
Owens-Illinois, Inc.* (Containers & Packaging)	1,136	20,459
PACCAR, Inc. (Machinery)	2,458	127,496
Packaging Corp. of America (Containers & Packaging)	660	44,174

See accompanying notes to financial statements.

244 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Parker-Hannifin Corp. (Machinery)	945	$102,107
Paychex, Inc. (IT Services)	2,248	133,756
PayPal Holdings, Inc.* (IT Services)	7,736	282,441
Pentair PLC (Machinery)	1,268	73,912
PerkinElmer, Inc. (Life Sciences Tools & Services)	765	40,101
Quanta Services, Inc.* (Construction & Engineering)	1,059	24,484
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,469	24,855
Raytheon Co. (Aerospace & Defense)	2,083	283,184
Regal Beloit Corp. (Electrical Equipment)	314	17,286
Republic Services, Inc. (Commercial Services & Supplies)	1,664	85,380
Robert Half International, Inc. (Professional Services)	921	35,145
Rockwell Automation, Inc. (Electrical Equipment)	914	104,945
Rockwell Collins, Inc. (Aerospace & Defense)	913	77,733
Roper Technologies, Inc. (Industrial Conglomerates)	710	121,098
Ryder System, Inc. (Road & Rail)	377	23,050
Sabre Corp. (IT Services)	1,438	38,524
Sealed Air Corp. (Containers & Packaging)	1,383	63,577
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,196	41,728
Silgan Holdings, Inc. (Containers & Packaging)	284	14,615
Sonoco Products Co. (Containers & Packaging)	707	35,110
Spirit AeroSystems Holdings, Inc.*—Class A (Aerospace & Defense)	839	36,077
SPX Corp. (Machinery)	292	4,336
SPX FLOW, Inc.* (Machinery)	292	7,612
Stericycle, Inc.* (Commercial Services & Supplies)	596	62,056
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,508	143,231
Teledyne Technologies, Inc.* (Aerospace & Defense)	242	23,970
Terex Corp. (Machinery)	766	15,557
Tetra Tech, Inc. (Commercial Services & Supplies)	406	12,482
Textron, Inc. (Aerospace & Defense)	1,886	68,952
The Advisory Board Co.* (Professional Services)	288	10,192
The Boeing Co. (Aerospace & Defense)	4,200	545,454
The Manitowoc Co., Inc. (Machinery)	961	5,237
The Sherwin-Williams Co. (Chemicals)	551	161,813
The Timken Co. (Machinery)	483	14,809
The Toro Co. (Machinery)	386	34,045
The Valspar Corp. (Chemicals)	512	55,311
Total System Services, Inc. (IT Services)	1,185	62,935
TransDigm Group, Inc.* (Aerospace & Defense)	372	98,093
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,761	42,898
Trinity Industries, Inc. (Machinery)	1,058	19,647
Triumph Group, Inc. (Aerospace & Defense)	347	12,319
Tyco International PLC (Commercial Services & Supplies)	2,985	127,162
Union Pacific Corp. (Road & Rail)	5,899	514,688
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	4,843	521,687
United Rentals, Inc.* (Trading Companies & Distributors)	621	41,669
United Technologies Corp. (Aerospace & Defense)	5,459	559,820
USG Corp.* (Building Products)	634	17,093
Valmont Industries, Inc. (Construction & Engineering)	159	21,508
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	773	14,331
Verisk Analytics, Inc.*—Class A (Professional Services)	1,085	87,972
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	951	11,783
Vulcan Materials Co. (Construction Materials)	934	112,416
W.W. Grainger, Inc. (Trading Companies & Distributors)	396	89,992
Wabtec Corp. (Machinery)	632	44,385
Waste Management, Inc. (Commercial Services & Supplies)	2,898	192,051
Watsco, Inc. (Trading Companies & Distributors)	181	25,465
WESCO International, Inc.* (Trading Companies & Distributors)	296	15,241
WestRock Co. (Containers & Packaging)	1,772	68,877
WEX, Inc.* (IT Services)	271	24,030
Woodward, Inc. (Machinery)	386	22,249
Xerox Corp. (IT Services)	6,679	63,384
XPO Logistics, Inc.* (Air Freight & Logistics)	633	16,623
Xylem, Inc. (Machinery)	1,255	56,036
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	366	18,337
TOTAL COMMON STOCKS (Cost $11,878,815)		18,354,737

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $37,000	$37,000	$37,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,000)		37,000
TOTAL INVESTMENT SECURITIES (Cost $11,915,815)—100.5%		18,391,737
Net other assets (liabilities)—(0.5)%		(99,829)
NET ASSETS—100.0%		$18,291,908

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Industrials invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$3,672,994	20.0%
Air Freight & Logistics	950,234	5.2%
Building Products	340,918	1.9%
Chemicals	217,124	1.2%
Commercial Services & Supplies	640,296	3.5%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 245

	Value	% of Net Assets
Construction & Engineering	$228,151	1.2%
Construction Materials	224,202	1.2%
Containers & Packaging	684,094	3.7%
Electrical Equipment	815,855	4.5%
Electronic Equipment, Instruments & Components	683,348	3.7%
Industrial Conglomerates	3,368,577	18.4%
Internet Software & Services	206,553	1.1%
IT Services	2,214,373	12.2%
Life Sciences Tools & Services	210,690	1.2%
Machinery	2,007,558	11.0%
Marine	23,583	0.1%
Multi-Utilities	32,880	0.2%
Paper & Forest Products	17,489	0.1%
Professional Services	298,535	1.6%
Road & Rail	1,080,842	5.9%
Trading Companies & Distributors	397,639	2.2%
Transportation Infrastructure	38,802	0.2%
Other**	(62,829)	(0.3)%
Total	$18,291,908	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

246 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$11,915,815
Securities, at value	18,354,737
Repurchase agreements, at value	37,000
Total Investment Securities, at value	18,391,737
Cash	1,333
Dividends and interest receivable	26,654
Receivable for capital shares issued	1,804
Prepaid expenses	188
TOTAL ASSETS	18,421,716

LIABILITIES:
Payable for investments purchased	16,267
Payable for capital shares redeemed	67,268
Advisory fees payable	11,358
Management services fees payable	1,514
Administration fees payable	554
Administrative services fees payable	7,794
Distribution fees payable	8,241
Trustee fees payable	6
Transfer agency fees payable	1,814
Fund accounting fees payable	689
Compliance services fees payable	87
Other accrued expenses	14,216
TOTAL LIABILITIES	129,808
NET ASSETS	$18,291,908

NET ASSETS CONSIST OF:
Capital	$14,311,898
Accumulated net investment income (loss)	61,787
Accumulated net realized gains (losses) on investments	(2,557,699)
Net unrealized appreciation (depreciation) on investments	6,475,922
NET ASSETS	$18,291,908

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	293,530
Net Asset Value (offering and redemption price per share)	$62.32

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$146,959
Interest	30
Foreign tax withholding	(12)
TOTAL INVESTMENT INCOME	146,977

EXPENSES:
Advisory fees	53,305
Management services fees	7,107
Administration fees	3,211
Transfer agency fees	4,737
Administrative services fees	19,434
Distribution fees	17,768
Custody fees	1,305
Fund accounting fees	4,499
Trustee fees	214
Compliance services fees	102
Other fees	9,778
Total Gross Expenses before reductions	121,460
Expenses reduced and reimbursed by the Advisor	(2,056)
TOTAL NET EXPENSES	119,404
NET INVESTMENT INCOME (LOSS)	27,573

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	558,566
Change in net unrealized appreciation/depreciation on investments	(67,388)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	491,178

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$518,751

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 247

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$27,573	$35,259
Net realized gains (losses) on investments	558,566	2,627,432
Change in net unrealized appreciation/depreciation on investments	(67,388)	(3,519,505)
Change in net assets resulting from operations	518,751	(856,814)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(20,641)
Change in net assets resulting from distributions	—	(20,641)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,921,048	20,920,344
Distributions reinvested	—	20,641
Value of shares redeemed	(15,371,052)	(22,355,627)
Change in net assets resulting from capital transactions	1,549,996	(1,414,642)
Change in net assets	2,068,747	(2,292,097)

NET ASSETS:
Beginning of period	16,223,161	18,515,258
End of period	$18,291,908	$16,223,161
Accumulated net investment income (loss)	$61,787	$34,214

SHARE TRANSACTIONS:
Issued	280,237	344,958
Reinvested	—	341
Redeemed	(265,493)	(373,517)
Change in shares	14,744	(28,218)

See accompanying notes to financial statements.

248 :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$58.19		$60.31	$57.26	$41.66	$36.07	$36.82

Investment Activities:
Net investment income (loss)(a)	0.11		0.13	0.06	0.11	0.23	0.09
Net realized and unrealized gains (losses) on investments	4.02		(2.19)	3.13	15.74	5.46	(0.74)
Total income (loss) from investment activities	4.13		(2.06)	3.19	15.85	5.69	(0.65)

Distributions to Shareholders From:
Net investment income	—		(0.06)	(0.14)	(0.25)	(0.10)	(0.10)

Net Asset Value, End of Period	$62.32		$58.19	$60.31	$57.26	$41.66	$36.07

Total Return	7.10	%(b)	(3.42)%	5.58%	38.19%	15.80%	(1.79)%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.68%	1.77%	1.81%	1.94%	1.90%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.39%		0.22%	0.11%	0.22%	0.59%	0.23%

Supplemental Data:
Net assets, end of period (000’s)	$18,292		$16,223	$18,515	$29,326	$13,765	$10,695
Portfolio turnover rate(d)	94	%(b)	121%	54%	106%	141%	247%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 249

Investment Objective: The ProFund VP Internet seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	10.0%
Facebook, Inc.	9.8%
Alphabet, Inc.	9.7%
salesforce.com, Inc.	5.0%
PayPal Holdings, Inc.	4.6%

Dow Jones Internet Composite Index — Composition

% of Index
Internet Software & Services	52%
Internet & Catalog Retail	20%
Software	10%
Communications Equipment	5%
I.T. Services	5%
Capital Markets	4%
Health Care Technology	3%
Diversified Telecommunication	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
2U, Inc.* (Diversified Consumer Services)	3,301	$97,082
Akamai Technologies, Inc.* (Internet Software & Services)	4,924	275,399
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	10,945	139,002
Alphabet, Inc.*—Class A (Internet Software & Services)	765	538,201
Alphabet, Inc.*—Class C (Internet Software & Services)	770	532,918
Amazon.com, Inc.* (Internet & Catalog Retail)	1,555	1,112,789
Arista Networks, Inc.* (Communications Equipment)	2,027	130,498
Blucora, Inc.* (Internet Software & Services)	6,929	71,784
Citrix Systems, Inc.* (Software)	3,587	287,283
Cornerstone OnDemand, Inc.* (Internet Software & Services)	3,189	121,373
Demandware, Inc.* (Internet Software & Services)	1,961	146,879
E*TRADE Financial Corp.* (Capital Markets)	8,971	210,729
EarthLink Holdings Corp. (Internet Software & Services)	12,347	79,021
eBay, Inc.* (Internet Software & Services)	17,315	405,344
Ebix, Inc. (Software)	2,206	105,667
Endurance International Group Holdings, Inc.* (Internet Software & Services)	8,302	74,635
Expedia, Inc. (Internet & Catalog Retail)	2,800	297,640
Facebook, Inc.*—Class A (Internet Software & Services)	9,551	1,091,489
GoDaddy, Inc.* (Internet Software & Services)	3,516	109,664
Groupon, Inc.* (Internet & Catalog Retail)	33,087	107,533
IAC/InterActiveCorp (Internet Software & Services)	3,424	192,771
j2 Global, Inc. (Internet Software & Services)	2,396	151,355
Juniper Networks, Inc. (Communications Equipment)	10,736	241,452
LinkedIn Corp.*—Class A (Internet Software & Services)	2,520	476,910
Netflix, Inc.* (Internet & Catalog Retail)	5,349	489,327
NETGEAR, Inc.* (Communications Equipment)	2,516	119,611
NetSuite, Inc.* (Software)	1,939	141,159
Pandora Media, Inc.* (Internet Software & Services)	12,558	156,347
PayPal Holdings, Inc.* (IT Services)	13,870	506,394
Rackspace Hosting, Inc.* (Internet Software & Services)	6,083	126,891
salesforce.com, Inc.* (Software)	6,986	554,759
Sonus Networks, Inc.* (Communications Equipment)	7,485	65,045
TD Ameritrade Holding Corp. (Capital Markets)	8,056	229,394
TripAdvisor, Inc.* (Internet & Catalog Retail)	3,571	229,615
TrueCar, Inc.* (Internet Software & Services)	9,268	72,754
Twitter, Inc.* (Internet Software & Services)	17,640	298,292
Veeva Systems, Inc.*—Class A (Health Care Technology)	4,804	163,912
VeriSign, Inc.* (Internet Software & Services)	2,943	254,452
Vonage Holdings Corp.* (Diversified Telecommunication Services)	19,310	117,791
Web.com Group, Inc.* (Internet Software & Services)	5,276	95,918
Yahoo!, Inc.* (Internet Software & Services)	12,597	473,143
TOTAL COMMON STOCKS (Cost $5,230,946)		11,092,222

See accompanying notes to financial statements.

250 :: ProFund VP Internet :: Financial Statements

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%–0.40%, dated 6/30/16, due 7/1/16, total to be received $35,000	$35,000	$35,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,000)		35,000
TOTAL INVESTMENT SECURITIES (Cost $5,265,946)—100.3%		11,127,222
Net other assets (liabilities)—(0.3)%		(37,251)
NET ASSETS—100.0%		$11,089,971

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Internet invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Capital Markets	$440,123	4.0%
Communications Equipment	556,606	5.0%
Diversified Consumer Services	97,082	0.9%
Diversified Telecommunication Services	117,791	1.1%
Health Care Technology	302,914	2.7%
Internet & Catalog Retail	2,236,904	20.1%
Internet Software & Services	5,745,540	51.8%
IT Services	506,394	4.6%
Software	1,088,868	9.8%
Other**	(2,251)	NM
Total	$11,089,971	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 251

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$5,265,946
Securities, at value	11,092,222
Repurchase agreements, at value	35,000
Total Investment Securities, at value	11,127,222
Cash	537
Dividends and interest receivable	619
Receivable for capital shares issued	7,684
Prepaid expenses	178
TOTAL ASSETS	11,136,240

LIABILITIES:
Payable for capital shares redeemed	18,641
Advisory fees payable	6,914
Management services fees payable	922
Administration fees payable	337
Administrative services fees payable	4,292
Distribution fees payable	4,378
Transfer agency fees payable	1,048
Fund accounting fees payable	419
Compliance services fees payable	68
Other accrued expenses	9,250
TOTAL LIABILITIES	46,269
NET ASSETS	$11,089,971

NET ASSETS CONSIST OF:
Capital	$6,516,108
Accumulated net investment income (loss)	(91,797)
Accumulated net realized gains (losses) on investments	(1,195,616)
Net unrealized appreciation (depreciation) on investments	5,861,276
NET ASSETS	$11,089,971

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	140,152
Net Asset Value (offering and redemption price per share)	$79.13

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$9,908
Interest	29
TOTAL INVESTMENT INCOME	9,937

EXPENSES:
Advisory fees	46,295
Management services fees	6,173
Administration fees	2,389
Transfer agency fees	3,500
Administrative services fees	17,218
Distribution fees	15,432
Custody fees	922
Fund accounting fees	2,933
Trustee fees	178
Compliance services fees	69
Other fees	6,343
Recoupment of prior expenses reduced by the Advisor	2,250
TOTAL NET EXPENSES	103,702
NET INVESTMENT INCOME (LOSS)	(93,765)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(375,002)
Change in net unrealized appreciation/depreciation on investments	(1,142,336)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,517,338)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,611,103)

See accompanying notes to financial statements.

252 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(93,765)	$(201,984)
Net realized gains (losses) on investments	(375,002)	102,993
Change in net unrealized appreciation/depreciation on investments	(1,142,336)	2,183,809
Change in net assets resulting from operations	(1,611,103)	2,084,818

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,108,387)
Change in net assets resulting from distributions	—	(1,108,387)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,018,772	34,254,599
Distributions reinvested	—	1,108,387
Value of shares redeemed	(14,877,608)	(23,798,124)
Change in net assets resulting from capital transactions	(7,858,836)	11,564,862
Change in net assets	(9,469,939)	12,541,293

NET ASSETS:
Beginning of period	20,559,910	8,018,617
End of period	$11,089,971	$20,559,910
Accumulated net investment income (loss)	$(91,797)	$1,968

SHARE TRANSACTIONS:
Issued	94,425	430,332
Reinvested	—	14,980
Redeemed	(203,559)	(299,517)
Change in shares	(109,134)	145,795

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Internet :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$82.48		$77.48	$80.58	$59.70	$54.92	$60.73

Investment Activities:
Net investment income (loss)(a)	(0.57)		(1.14)	(1.12)	(0.97)	(0.76)	(0.86)
Net realized and unrealized gains (losses) on investments	(2.78)		15.81	1.76	29.14	11.09	(3.14)
Total income (loss) from investment activities	(3.35)		14.67	0.64	28.17	10.33	(4.00)

Distributions to Shareholders From:
Net realized gains on investments	—		(9.67)	(3.74)	(7.29)	(5.55)	(1.81)

Net Asset Value, End of Period	$79.13		$82.48	$77.48	$80.58	$59.70	$54.92

Total Return	(4.05	)%(b)	20.35%	1.12%	51.71%	19.76%	(6.91)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.74%	1.76%	1.93%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.52)%		(1.44)%	(1.44)%	(1.42)%	(1.33)%	(1.42)%

Supplemental Data:
Net assets, end of period (000’s)	$11,090		$20,560	$8,019	$14,667	$6,726	$4,494
Portfolio turnover rate(d)	38	%(b)	157%	170%	194%	189%	95%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

254 :: ProFund VP Oil & Gas :: Financial Statements

Investment Objective: The ProFund VP Oil & Gas seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	7%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	24.8%
Chevron Corp.	12.6%
Schlumberger, Ltd.	7.0%
Occidental Petroleum Corp.	3.7%
ConocoPhillips	3.4%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	84%
Energy Equipment & Services	16%

Schedule of Portfolio Investments (unaudited)

Common Stocks (93.1%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	17,614	$937,946
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,627	120,209
Apache Corp. (Oil, Gas & Consumable Fuels)	13,061	727,106
Archrock, Inc. (Energy Equipment & Services)	2,394	22,551
Atwood Oceanics, Inc. (Energy Equipment & Services)	2,012	25,190
Baker Hughes, Inc. (Energy Equipment & Services)	15,113	682,050
Bristow Group, Inc. (Energy Equipment & Services)	1,203	13,726
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	16,042	412,921
California Resources Corp.* (Oil, Gas & Consumable Fuels)	1,344	16,397
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,896	67,972
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,133	305,394
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	20,186	86,396
Chevron Corp. (Oil, Gas & Consumable Fuels)	65,047	6,818,876
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	3,272	390,415
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	11,604	15,549
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	13,795	351,635
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,496	536,238
ConocoPhillips (Oil, Gas & Consumable Fuels)	42,731	1,863,072
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,850	129,020
Core Laboratories N.V. (Energy Equipment & Services)	1,514	187,569
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	12,100	43,439
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	18,080	655,400
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	2,222	54,061
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,471	225,380
Dril-Quip, Inc.* (Energy Equipment & Services)	1,314	76,777
Energen Corp. (Oil, Gas & Consumable Fuels)	3,356	161,793
Ensco PLCADR—Class A (Energy Equipment & Services)	10,404	101,023
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	18,998	1,584,813
EQT Corp. (Oil, Gas & Consumable Fuels)	5,955	461,096
Exterran Corp.* (Energy Equipment & Services)	1,209	15,536
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	143,106	13,414,755
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,637	127,842
FMC Technologies, Inc.* (Energy Equipment & Services)	7,812	208,346
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	4,329	135,325
Halliburton Co. (Energy Equipment & Services)	29,649	1,342,803
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,725	250,059
Hess Corp. (Oil, Gas & Consumable Fuels)	9,100	546,910
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	6,069	144,260
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	63,145	1,182,074
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	29,256	439,133
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,277	693,795
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	5,590	177,483
Nabors Industries, Ltd. (Energy Equipment & Services)	9,721	97,696
National Oilwell Varco, Inc. (Energy Equipment & Services)	13,006	437,652
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	6,787	299,850

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 255

Common Stocks, continued

	Shares	Value
Noble Corp. PLC (Energy Equipment & Services)	8,400	$69,216
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	14,785	530,338
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	6,222	58,113
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	26,350	1,991,006
Oceaneering International, Inc. (Energy Equipment & Services)	3,393	101,315
OGE Energy Corp. (Electric Utilities)	6,899	225,942
Oil States International, Inc.* (Energy Equipment & Services)	1,773	58,296
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	7,247	343,870
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,090	108,519
PBF Energy, Inc. (Oil, Gas & Consumable Fuels)	3,384	80,472
Phillips 66 (Oil, Gas & Consumable Fuels)	16,145	1,280,944
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,653	854,790
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6,807	120,007
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,863	252,930
Rowan Cos. PLC—Class A (Energy Equipment & Services)	4,334	76,538
Schlumberger, Ltd. (Energy Equipment & Services)	47,961	3,792,757
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,785	58,120
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,356	63,612
SolarCity Corp.* (Electrical Equipment)	2,074	49,631
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	13,368	168,169
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	23,608	864,761
Superior Energy Services, Inc. (Energy Equipment & Services)	5,220	96,100
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,542	233,540
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,640	11,693
Tesoro Corp. (Oil, Gas & Consumable Fuels)	4,149	310,843
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	23,563	509,668
Transocean, Ltd. (Energy Equipment & Services)	11,848	140,873
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,185	75,317
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	16,221	827,271
Weatherford International PLC* (Energy Equipment & Services)	30,905	171,523
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,769	57,124
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	7,238	67,024
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,438	115,781
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	9,567	89,069
TOTAL COMMON STOCKS (Cost $25,474,847)		50,442,705

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $492,005	$492,000	$492,000
TOTAL REPURCHASE AGREEMENTS (Cost $492,000)		492,000
TOTAL INVESTMENT SECURITIES (Cost $25,966,847)—94.0%		50,934,705
Net other assets (liabilities)—6.0%		3,225,152
NET ASSETS—100.0%		$54,159,857

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	7/25/16	0.94%	$3,699,556	$(444)

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

256 :: ProFund VP Oil & Gas :: Financial Statements

ProFund VP Oil & Gas invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Electric Utilities	$225,942	0.4%
Electrical Equipment	49,631	0.1%
Energy Equipment & Services	8,205,493	15.2%
Oil, Gas & Consumable Fuels	41,833,797	77.2%
Semiconductors & Semiconductor Equipment	127,842	0.2%
Other**	3,717,152	6.9%
Total	$54,159,857	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 257

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$25,966,847
Securities, at value	50,442,705
Repurchase agreements, at value	492,000
Total Investment Securities, at value	50,934,705
Dividends and interest receivable	47,693
Receivable for capital shares issued	139,978
Receivable for investments sold	3,202,049
Prepaid expenses	661
TOTAL ASSETS	54,325,086

LIABILITIES:
Payable for capital shares redeemed	10,748
Cash overdraft	485
Unrealized loss on swap agreements	444
Advisory fees payable	31,165
Management services fees payable	4,155
Administration fees payable	1,613
Administrative services fees payable	23,518
Distribution fees payable	23,778
Trustee fees payable	18
Transfer agency fees payable	4,986
Fund accounting fees payable	2,008
Compliance services fees payable	282
Other accrued expenses	62,029
TOTAL LIABILITIES	165,229
NET ASSETS	$54,159,857

NET ASSETS CONSIST OF:
Capital	$37,868,301
Accumulated net investment income (loss)	949,941
Accumulated net realized gains (losses) on investments	(9,625,799)
Net unrealized appreciation (depreciation) on investments	24,967,414
NET ASSETS	$54,159,857

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,506,521
Net Asset Value (offering and redemption price per share)	$35.95

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$669,867
Interest	174
Foreign tax withholding	(228)
TOTAL INVESTMENT INCOME	669,813

EXPENSES:
Advisory fees	166,384
Management services fees	22,184
Administration fees	8,291
Transfer agency fees	12,252
Administrative services fees	58,968
Distribution fees	55,461
Custody fees	3,547
Fund accounting fees	9,937
Trustee fees	545
Compliance services fees	282
Printing fees	23,272
Other fees	19,911
Total Gross Expenses before reductions	381,034
Expenses reduced and reimbursed by the Advisor	(8,335)
TOTAL NET EXPENSES	372,699
NET INVESTMENT INCOME (LOSS)	297,114

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,354,223)
Net realized gains (losses) on swap agreements	(44,138)
Change in net unrealized appreciation/depreciation on investments	7,250,988
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,852,627

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,149,741

See accompanying notes to financial statements.

258 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$297,114	$646,361
Net realized gains (losses) on investments	(1,398,361)	(2,545,530)
Change in net unrealized appreciation/depreciation on investments	7,250,988	(10,902,738)
Change in net assets resulting from operations	6,149,741	(12,801,907)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(347,063)
Net realized gains on investments	—	(4,389,559)
Change in net assets resulting from distributions	—	(4,736,622)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,435,620	31,587,769
Distributions reinvested	—	4,736,622
Value of shares redeemed	(15,725,347)	(32,846,179)
Change in net assets resulting from capital transactions	7,710,273	3,478,212
Change in net assets	13,860,014	(14,060,317)

NET ASSETS:
Beginning of period	40,299,843	54,360,160
End of period	$54,159,857	$40,299,843
Accumulated net investment income (loss)	$949,941	$652,827

SHARE TRANSACTIONS:
Issued	712,278	809,444
Reinvested	—	110,514
Redeemed	(484,155)	(861,691)
Change in shares	228,123	58,267

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$31.52		$44.55	$53.48	$45.02	$47.47	$46.49

Investment Activities:
Net investment income (loss)(a)	0.22		0.50	0.31	0.21	0.18	0.04
Net realized and unrealized gains (losses) on investments	4.21		(9.97)	(5.51)	10.34	1.12	1.00
Total income (loss) from investment activities	4.43		(9.47)	(5.20)	10.55	1.30	1.04

Distributions to Shareholders From:
Net investment income	—		(0.26)	(0.22)	(0.21)	(0.05)	(0.06)
Net realized gains on investments	—		(3.30)	(3.51)	(1.88)	(3.70)	—
Total distributions	—		(3.56)	(3.73)	(2.09)	(3.75)	(0.06)

Net Asset Value, End of Period	$35.95		$31.52	$44.55	$53.48	$45.02	$47.47

Total Return	14.05	%(b)	(23.37)%	(10.87)%	24.07%	2.90%	2.25%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.70%	1.77%	1.76%	1.86%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.34%		1.28%	0.59%	0.43%	0.39%	0.08%

Supplemental Data:
Net assets, end of period (000’s)	$54,160		$40,300	$54,360	$58,888	$57,560	$69,061
Portfolio turnover rate(d)	30	%(b)	32%	44%	19%	68%	73%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

260 :: ProFund VP Pharmaceuticals :: Financial Statements

Investment Objective: The ProFund VP Pharmaceuticals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	43%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	17.5%
Pfizer, Inc.	11.2%
Merck & Co., Inc.	8.4%
Bristol-Myers Squibb Co.	6.4%
Allergan PLC	4.8%

Dow Jones U.S. Pharmaceuticals Index — Composition

% of Index
Pharmaceuticals	100%

Schedule of Portfolio Investments (unaudited)

Common Stocks (56.6%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	1,106	$31,504
Allergan PLC* (Pharmaceuticals)	5,117	1,182,488
Bristol-Myers Squibb Co. (Pharmaceuticals)	21,551	1,585,076
Catalent, Inc.* (Pharmaceuticals)	1,343	30,876
Eli Lilly & Co. (Pharmaceuticals)	12,542	987,683
Endo International PLC* (Pharmaceuticals)	2,670	41,625
Horizon Pharma PLC* (Pharmaceuticals)	1,927	31,738
Impax Laboratories, Inc.* (Pharmaceuticals)	881	25,390
Innoviva, Inc. (Pharmaceuticals)	1,004	10,572
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	777	109,798
Johnson & Johnson (Pharmaceuticals)	35,399	4,293,898
Mallinckrodt PLC* (Pharmaceuticals)	1,392	84,606
Merck & Co., Inc. (Pharmaceuticals)	35,696	2,056,447
Mylan N.V.* (Pharmaceuticals)	5,534	239,290
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	447	15,077
Perrigo Co. PLC (Pharmaceuticals)	1,865	169,100
Pfizer, Inc. (Pharmaceuticals)	78,145	2,751,485
Zoetis, Inc. (Pharmaceuticals)	5,906	280,299
TOTAL COMMON STOCKS (Cost $6,939,580)		13,926,952
TOTAL INVESTMENT SECURITIES (Cost $6,939,580)—56.6%		13,926,952
Net other assets (liabilities)—43.4%		10,657,808
NET ASSETS—100.0%		$24,584,760

*                 Non-income producing security

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	7/25/16	0.74%	$10,598,728	$(1,272)

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Pharmaceuticals	$13,926,952	56.6%
Other**	10,657,808	43.4%
Total	$24,584,760	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 261

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$6,939,580
Securities, at value	13,926,952
Total Investment Securities, at value	13,926,952
Dividends receivable	45,286
Receivable for capital shares issued	25,109
Receivable for investments sold	10,693,600
Prepaid expenses	410
TOTAL ASSETS	24,691,357

LIABILITIES:
Payable for capital shares redeemed	11,430
Cash overdraft	6,504
Unrealized loss on swap agreements	1,272
Advisory fees payable	15,042
Management services fees payable	2,006
Administration fees payable	734
Administrative services fees payable	12,884
Distribution fees payable	12,742
Trustee fees payable	8
Transfer agency fees payable	2,312
Fund accounting fees payable	914
Compliance services fees payable	144
Other accrued expenses	40,605
TOTAL LIABILITIES	106,597
NET ASSETS	$24,584,760

NET ASSETS CONSIST OF:
Capital	$19,100,919
Accumulated net investment income (loss)	324,908
Accumulated net realized gains (losses) on investments	(1,827,167)
Net unrealized appreciation (depreciation) on investments	6,986,100
NET ASSETS	$24,584,760

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	606,440
Net Asset Value (offering and redemption price per share)	$40.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$318,850
Interest	328
TOTAL INVESTMENT INCOME	319,178

EXPENSES:
Advisory fees	95,386
Management services fees	12,718
Administration fees	5,672
Transfer agency fees	8,353
Administrative services fees	33,981
Distribution fees	31,795
Custody fees	2,578
Fund accounting fees	6,710
Trustee fees	401
Compliance services fees	152
Other fees	23,839
Total Gross Expenses before reductions	221,585
Expenses reduced and reimbursed by the Advisor	(7,922)
TOTAL NET EXPENSES	213,663
NET INVESTMENT INCOME (LOSS)	105,515

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	604,735
Net realized gains (losses) on swap agreements	(83,615)
Change in net unrealized appreciation/depreciation on investments	(309,475)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	211,645
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$317,160

See accompanying notes to financial statements.

262 :: ProFund VP Pharmaceuticals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$105,515	$219,393
Net realized gains (losses) on investments	521,120	1,319,330
Change in net unrealized appreciation/depreciation on investments	(309,475)	(611,642)
Change in net assets resulting from operations	317,160	927,081

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(191,145)
Net realized gains on investments	—	(966,345)
Change in net assets resulting from distributions	—	(1,157,490)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,045,014	40,177,349
Distributions reinvested	—	1,157,490
Value of shares redeemed	(12,487,362)	(43,305,595)
Change in net assets resulting from capital transactions	(6,442,348)	(1,970,756)
Change in net assets	(6,125,188)	(2,201,165)

NET ASSETS:
Beginning of period	30,709,948	32,911,113
End of period	$24,584,760	$30,709,948
Accumulated net investment income (loss)	$324,908	$219,393

SHARE TRANSACTIONS:
Issued	158,156	990,887
Reinvested	—	29,127
Redeemed	(329,851)	(1,088,221)
Change in shares	(171,695)	(68,207)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Pharmaceuticals :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$39.47		$38.89	$34.19	$27.62	$25.05	$22.09

Investment Activities:
Net investment income (loss)(a)	0.16		0.24	0.28	0.35	0.48	0.41
Net realized and unrealized gains (losses) on investments	0.91		1.50	6.16	8.16	2.46	3.08
Total income (loss) from investment activities	1.07		1.74	6.44	8.51	2.94	3.49

Distributions to Shareholders From:
Net investment income	—		(0.19)	(0.29)	(0.52)	(0.37)	(0.53)
Net realized gains on investments	—		(0.97)	(1.45)	(1.42)	—	—
Total distributions	—		(1.16)	(1.74)	(1.94)	(0.37)	(0.53)

Net Asset Value, End of Period	$40.54		$39.47	$38.89	$34.19	$27.62	$25.05

Total Return	2.71	%(b)	4.44%	19.36%	31.63%	11.86%	16.13%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.72%	1.71%	1.74%	1.85%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.83%		0.59%	0.75%	1.12%	1.83%	1.74%

Supplemental Data:
Net assets, end of period (000’s)	$24,585		$30,710	$32,911	$19,839	$13,341	$26,906
Portfolio turnover rate(d)	114	%(b)	254%	256%	275%	351%	411%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

264 :: ProFund VP Precious Metals :: Financial Statements

Investment Objective: The ProFund VP Precious Metals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	89%
Silver	10%
Precious Metals & Minerals	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (91.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $46,019,457	$46,019,000	$46,019,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,019,000)		46,019,000
TOTAL INVESTMENT SECURITIES (Cost $46,019,000)—91.7%		46,019,000
Net other assets (liabilities)—8.3%		4,176,039
NET ASSETS—100.0%		$50,195,039

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $9,392,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	7/25/16	0.94%	$23,362,224	$2,106,427
Dow Jones Precious Metals Index	UBS AG	7/25/16	1.19%	26,800,048	2,325,827
				$50,162,272	$4,432,254

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 265

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$46,019,000
Repurchase agreements, at value	46,019,000
Total Investment Securities, at value	46,019,000
Cash	133
Interest receivable	456
Unrealized gain on swap agreements	4,432,254
Receivable for capital shares issued	15,033
Prepaid expenses	473
TOTAL ASSETS	50,467,349

LIABILITIES:
Payable for capital shares redeemed	164,913
Advisory fees payable	24,322
Management services fees payable	3,243
Administration fees payable	1,270
Administrative services fees payable	17,658
Distribution fees payable	17,475
Trustee fees payable	14
Transfer agency fees payable	3,956
Fund accounting fees payable	1,581
Compliance services fees payable	219
Other accrued expenses	37,659
TOTAL LIABILITIES	272,310
NET ASSETS	$50,195,039

NET ASSETS CONSIST OF:
Capital	$107,557,315
Accumulated net investment income (loss)	(230,101)
Accumulated net realized gains (losses) on investments	(61,564,429)
Net unrealized appreciation (depreciation) on investments	4,432,254
NET ASSETS	$50,195,039

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,005,497
Net Asset Value (offering and redemption price per share)	$25.03

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$39,377

EXPENSES:
Advisory fees	120,303
Management services fees	16,040
Administration fees	6,337
Transfer agency fees	9,393
Administrative services fees	45,104
Distribution fees	40,101
Custody fees	2,605
Fund accounting fees	7,412
Trustee fees	393
Compliance services fees	219
Printing fees	15,317
Other fees	15,204
Total Gross Expenses before reductions	278,428
Expenses reduced and reimbursed by the Advisor	(8,950)
TOTAL NET EXPENSES	269,478
NET INVESTMENT INCOME (LOSS)	(230,101)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	17,428,786
Change in net unrealized appreciation/depreciation on investments	4,788,653
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	22,217,439

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,987,338

See accompanying notes to financial statements.

266 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(230,101)	$(359,323)
Net realized gains (losses) on investments	17,428,786	(5,756,210)
Change in net unrealized appreciation/depreciation on investments	4,788,653	(1,543,855)
Change in net assets resulting from operations	21,987,338	(7,659,388)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	58,029,277	73,510,506
Value of shares redeemed	(47,336,987)	(73,547,363)
Change in net assets resulting from capital transactions	10,692,290	(36,857)
Change in net assets	32,679,628	(7,696,245)

NET ASSETS:
Beginning of period	17,515,411	25,211,656
End of period	$50,195,039	$17,515,411
Accumulated net investment income (loss)	$(230,101)	$—

SHARE TRANSACTIONS:
Issued	3,042,650	4,756,554
Redeemed	(2,492,303)	(4,707,163)
Change in shares	550,347	49,391

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$12.04		$17.93	$23.55	$37.95	$44.41	$55.83

Investment Activities:
Net investment income (loss)(a)	(0.13)		(0.26)	(0.40)	(0.46)	(0.65)	(0.83)
Net realized and unrealized gains (losses) on investments	13.12		(5.63)	(5.22)	(13.94)	(5.81)	(9.79)
Total income (loss) from investment activities	12.99		(5.89)	(5.62)	(14.40)	(6.46)	(10.62)

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	—	(0.80)

Net Asset Value, End of Period	$25.03		$12.04	$17.93	$23.55	$37.95	$44.41

Total Return	107.89	%(b)	(32.85)%	(23.86)%	(37.94)%	(14.55)%	(19.21)%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.76%	1.77%	1.72%	1.83%	1.79%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.43)%		(1.64)%	(1.66)%	(1.65)%	(1.57)%	(1.64)%

Supplemental Data:
Net assets, end of period (000’s)	$50,195		$17,515	$25,212	$38,866	$75,466	$103,159
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

268 :: ProFund VP Real Estate :: Financial Statements

Investment Objective: The ProFund VP Real Estate seeks investment results that, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	7.1%
American Tower Corp.	5.1%
Public Storage	4.0%
Crown Castle International Corp.	3.6%
Equinix, Inc.	2.9%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Real Estate Investment Trusts	98%
Real Estate Management & Development	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,029	$37,188
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,652	171,015
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,928	154,803
American Capital Agency Corp. (Real Estate Investment Trusts)	7,416	146,985
American Homes 4 Rent—Class A (Real Estate Investment Trusts)	3,953	80,957
American Tower Corp. (Real Estate Investment Trusts)	9,515	1,080,998
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	20,731	229,492
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	3,506	154,825
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	3,481	65,478
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	3,074	554,519
Blackstone Mortgage Trust, Inc.—Class A (Real Estate Investment Trusts)	2,106	58,273
Boston Properties, Inc. (Real Estate Investment Trusts)	3,441	453,868
Brandywine Realty Trust (Real Estate Investment Trusts)	3,924	65,923
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	4,627	122,430
Camden Property Trust (Real Estate Investment Trusts)	1,947	172,154
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,880	49,275
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	3,406	31,710
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	6,537	173,099
Chimera Investment Corp. (Real Estate Investment Trusts)	4,210	66,097
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	2,546	39,081
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	2,767	59,214
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	2,720	78,608
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,122	62,748
Corrections Corp. of America (Real Estate Investment Trusts)	2,637	92,348
Cousins Properties, Inc. (Real Estate Investment Trusts)	4,477	46,561
Crown Castle International Corp. (Real Estate Investment Trusts)	7,554	766,201
CubeSmart (Real Estate Investment Trusts)	3,979	122,872
CYS Investments, Inc. (Real Estate Investment Trusts)	3,396	28,425
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,980	95,119
DDR Corp. (Real Estate Investment Trusts)	6,875	124,713
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	4,504	40,671
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	3,293	358,904
Douglas Emmett, Inc. (Real Estate Investment Trusts)	3,144	111,675
Duke Realty Corp. (Real Estate Investment Trusts)	7,750	206,615
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	1,664	79,107
EastGroup Properties, Inc. (Real Estate Investment Trusts)	718	49,485
EPR Properties (Real Estate Investment Trusts)	1,429	115,292
Equinix, Inc. (Real Estate Investment Trusts)	1,600	620,368
Equity Commonwealth* (Real Estate Investment Trusts)	2,812	81,906
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	1,802	144,250
Equity Residential (Real Estate Investment Trusts)	8,194	564,403
Essex Property Trust, Inc. (Real Estate Investment Trusts)	1,468	334,836
Extra Space Storage, Inc. (Real Estate Investment Trusts)	2,805	259,575
Federal Realty Investment Trust (Real Estate Investment Trusts)	1,587	262,728

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 269

Common Stocks, continued

	Shares	Value
Forest City Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	4,919	$109,743
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	1,702	35,044
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	4,258	146,816
General Growth Properties, Inc. (Real Estate Investment Trusts)	13,067	389,658
Hatteras Financial Corp. (Real Estate Investment Trusts)	2,119	34,752
HCP, Inc. (Real Estate Investment Trusts)	10,467	370,322
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	2,352	82,296
Healthcare Trust of America, Inc.—Class A (Real Estate Investment Trusts)	3,062	99,025
Highwoods Properties, Inc. (Real Estate Investment Trusts)	2,182	115,210
Hospitality Properties Trust (Real Estate Investment Trusts)	3,396	97,805
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	16,752	271,550
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	2,499	34,211
Iron Mountain, Inc. (Real Estate Investment Trusts)	5,352	213,170
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,008	98,230
Kilroy Realty Corp. (Real Estate Investment Trusts)	2,068	137,088
Kimco Realty Corp. (Real Estate Investment Trusts)	9,408	295,223
Kite Realty Group Trust (Real Estate Investment Trusts)	1,867	52,332
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	1,847	122,456
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,531	59,681
Lexington Realty Trust (Real Estate Investment Trusts)	4,736	47,881
Liberty Property Trust (Real Estate Investment Trusts)	3,289	130,639
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	2,013	54,351
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	5,328	81,039
MFA Financial, Inc. (Real Estate Investment Trusts)	8,315	60,450
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,697	180,561
National Retail Properties, Inc. (Real Estate Investment Trusts)	3,232	167,159
New Residential Investment Corp. (Real Estate Investment Trusts)	5,167	71,511
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	1,356	12,543
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	4,044	46,223
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	3,710	125,955
Outfront Media, Inc. (Real Estate Investment Trusts)	3,090	74,685
Paramount Group, Inc. (Real Estate Investment Trusts)	3,769	60,078
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	1,613	42,341
Piedmont Office Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	3,256	70,134
Post Properties, Inc. (Real Estate Investment Trusts)	1,200	73,260
Potlatch Corp. (Real Estate Investment Trusts)	912	31,099
Prologis, Inc. (Real Estate Investment Trusts)	11,770	577,201
Public Storage (Real Estate Investment Trusts)	3,305	844,724
Rayonier, Inc. (Real Estate Investment Trusts)	2,747	72,081
Realogy Holdings Corp.* (Real Estate Management & Development)	3,275	95,041
Realty Income Corp. (Real Estate Investment Trusts)	5,775	400,554
Redwood Trust, Inc. (Real Estate Investment Trusts)	1,728	23,864
Regency Centers Corp. (Real Estate Investment Trusts)	2,186	183,034
Retail Properties of America, Inc. (Real Estate Investment Trusts)	5,316	89,840
RLJ Lodging Trust (Real Estate Investment Trusts)	2,796	59,974
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	1,144	57,944
Senior Housing Properties Trust (Real Estate Investment Trusts)	5,319	110,795
Simon Property Group, Inc. (Real Estate Investment Trusts)	6,938	1,504,851
SL Green Realty Corp. (Real Estate Investment Trusts)	2,243	238,812
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,035	108,592
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	10,749	137,265
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	5,323	110,293
Sun Communities, Inc. (Real Estate Investment Trusts)	1,455	111,511
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	5,007	60,434
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	2,130	85,583
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,349	100,096
The GEO Group, Inc. (Real Estate Investment Trusts)	1,654	56,534
The Howard Hughes Corp.* (Real Estate Management & Development)	807	92,256
The Macerich Co. (Real Estate Investment Trusts)	2,827	241,398
The RMR Group, Inc.—Class A (Real Estate Management & Development)	3	93
The St Joe Co.* (Real Estate Management & Development)	1,662	29,451
Two Harbors Investment Corp. (Real Estate Investment Trusts)	7,786	66,648
UDR, Inc. (Real Estate Investment Trusts)	5,991	221,188
Urban Edge Properties (Real Estate Investment Trusts)	2,074	61,930
Ventas, Inc. (Real Estate Investment Trusts)	7,581	552,048
VEREIT, Inc. (Real Estate Investment Trusts)	20,276	205,599
Vornado Realty Trust (Real Estate Investment Trusts)	3,977	398,177
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	1,632	51,343
Weingarten Realty Investors (Real Estate Investment Trusts)	2,583	105,438

See accompanying notes to financial statements.

270 :: ProFund VP Real Estate :: Financial Statements

Common Stocks, continued

	Shares	Value
Welltower, Inc. (Real Estate Investment Trusts)	8,000	$609,360
Weyerhaeuser Co. (Real Estate Investment Trusts)	16,746	498,528
WP Carey, Inc. (Real Estate Investment Trusts)	2,185	151,683
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	4,157	46,517
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,420	40,608
TOTAL COMMON STOCKS (Cost $10,321,364)		21,110,603
TOTAL INVESTMENT SECURITIES (Cost $10,321,364)—99.9%		21,110,603
Net other assets (liabilities)—0.1%		11,603
NET ASSETS—100.0%		$21,122,206

*                 Non-income producing security

ProFund VP Real Estate invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Real Estate Investment Trusts	$20,585,245	97.4%
Real Estate Management & Development	525,358	2.5%
Other**	11,603	0.1%
Total	$21,122,206	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 271

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$10,321,364
Securities, at value	21,110,603
Total Investment Securities, at value	21,110,603
Dividends receivable	77,372
Receivable for capital shares issued	505,316
Prepaid expenses	284
TOTAL ASSETS	21,693,575
LIABILITIES:
Payable for investments purchased	482,130
Payable for capital shares redeemed	301
Cash overdraft	41,400
Advisory fees payable	12,163
Management services fees payable	1,622
Administration fees payable	594
Administrative services fees payable	7,624
Distribution fees payable	7,682
Trustee fees payable	7
Transfer agency fees payable	1,899
Fund accounting fees payable	739
Compliance services fees payable	109
Other accrued expenses	15,099
TOTAL LIABILITIES	571,369
NET ASSETS	$21,122,206
NET ASSETS CONSIST OF:
Capital	$13,370,654
Accumulated net investment income (loss)	295,864
Accumulated net realized gains (losses) on investments	(3,333,551)
Net unrealized appreciation (depreciation) on investments	10,789,239
NET ASSETS	$21,122,206
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	305,007
Net Asset Value (offering and redemption price per share)	$69.25

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$452,840
Interest	10
TOTAL INVESTMENT INCOME	452,850
EXPENSES:
Advisory fees	71,788
Management services fees	9,572
Administration fees	3,928
Transfer agency fees	5,795
Administrative services fees	27,280
Distribution fees	23,929
Custody fees	1,871
Fund accounting fees	5,010
Trustee fees	271
Compliance services fees	117
Other fees	11,616
Total Gross Expenses before reductions	161,177
Expenses reduced and reimbursed by the Advisor	(371)
TOTAL NET EXPENSES	160,806
NET INVESTMENT INCOME (LOSS)	292,044
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(423,476)
Change in net unrealized appreciation/depreciation on investments	1,870,712
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,447,236
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,739,280

See accompanying notes to financial statements.

272 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$292,044	$221,878
Net realized gains (losses) on investments	(423,476)	3,152,334
Change in net unrealized appreciation/depreciation on investments	1,870,712	(3,182,555)
Change in net assets resulting from operations	1,739,280	191,657
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(135,386)	(134,948)
Change in net assets resulting from distributions	(135,386)	(134,948)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,633,595	37,716,133
Distributions reinvested	135,386	134,948
Value of shares redeemed	(19,337,054)	(43,556,898)
Change in net assets resulting from capital transactions	(2,568,073)	(5,705,817)
Change in net assets	(964,179)	(5,649,108)
NET ASSETS:
Beginning of period	22,086,385	27,735,493
End of period	$21,122,206	$22,086,385
Accumulated net investment income (loss)	$295,864	$139,206
SHARE TRANSACTIONS:
Issued	262,300	598,806
Reinvested	2,046	2,149
Redeemed	(312,083)	(689,665)
Change in shares	(47,737)	(88,710)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Real Estate :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$62.61		$62.83	$51.03	$51.69	$45.22	$43.17
Investment Activities:
Net investment income (loss)(a)	0.96		0.64	0.88	0.78	0.74	0.60
Net realized and unrealized gains (losses) on investments	6.14		(0.44)	11.84	(0.72)	6.97	1.45
Total income (loss) from investment activities	7.10		0.20	12.72	0.06	7.71	2.05
Distributions to Shareholders From:
Net investment income	(0.46)		(0.42)	(0.92)	(0.72)	(1.24)	—
Net Asset Value, End of Period	$69.25		$62.61	$62.83	$51.03	$51.69	$45.22
Total Return	11.38	%(b)	0.32%	25.02%	0.09%	17.17%	4.75%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.75%	1.75%	1.84%	1.77%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	3.05%		1.02%	1.52%	1.44%	1.47%	1.33%
Supplemental Data:
Net assets, end of period (000’s)	$21,122		$22,086	$27,735	$16,410	$21,621	$13,998
Portfolio turnover rate(d)	72	%(b)	136%	127%	323%	290%	165%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

274 :: ProFund VP Semiconductor :: Financial Statements

Investment Objective: The ProFund VP Semiconductor seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	23%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	21.2%
QUALCOMM, Inc.	10.8%
Texas Instruments, Inc.	8.5%
Broadcom, Ltd.	7.8%
Applied Materials, Inc.	3.6%

Dow Jones U.S. Semiconductors Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	99%
Technology Hardware & Equipment	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (77.1%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,012	$10,342
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	942	53,355
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,434	82,313
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,155	179,487
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	185	7,141
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	305	7,454
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	962	10,149
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	365	7,245
Infinera Corp.* (Communications Equipment)	416	4,692
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	455	9,159
Intel Corp. (Semiconductors & Semiconductor Equipment)	14,793	485,211
InterDigital, Inc. (Communications Equipment)	82	4,566
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	480	35,160
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	498	41,862
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	783	36,433
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	1,459	13,904
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	913	32,585
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	673	34,161
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,273	45,036
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	362	11,830
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,623	76,297
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,279	11,281
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	428	23,651
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	4,630	248,030
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	221	5,273
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	101	4,923
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	562	35,563
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	92	4,945
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	621	12,227
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,125	195,782
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	775	35,751
TOTAL COMMON STOCKS (Cost $748,215)		1,765,808

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $17,000	$17,000	$17,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,000)		17,000
TOTAL INVESTMENT SECURITIES (Cost $765,215)—77.8%		1,782,808
Net other assets (liabilities)—22.2%		510,113
NET ASSETS—100.0%		$2,292,921

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 275

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	7/25/16	0.94%	$529,936	$(64)

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Semiconductor invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Communications Equipment	$9,258	0.4%
Semiconductors & Semiconductor Equipment	1,756,550	76.7%
Other**	527,113	22.9%
Total	$2,292,921	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

276 :: ProFund VP Semiconductor :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$765,215
Securities, at value	1,765,808
Repurchase agreements, at value	17,000
Total Investment Securities, at value	1,782,808
Cash	852
Dividends and interest receivable	292
Receivable for capital shares issued	13,099
Receivable for investments sold	686,126
Prepaid expenses	44
TOTAL ASSETS	2,483,221
LIABILITIES:
Payable for capital shares redeemed	182,914
Unrealized loss on swap agreements	64
Advisory fees payable	1,635
Management services fees payable	218
Administration fees payable	80
Administrative services fees payable	1,082
Distribution fees payable	1,187
Transfer agency fees payable	247
Fund accounting fees payable	99
Compliance services fees payable	15
Other accrued expenses	2,759
TOTAL LIABILITIES	190,300
NET ASSETS	$2,292,921
NET ASSETS CONSIST OF:
Capital	$1,808,008
Accumulated net investment income (loss)	24,364
Accumulated net realized gains (losses) on investments	(556,980)
Net unrealized appreciation (depreciation) on investments	1,017,529
NET ASSETS	$2,292,921
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	73,204
Net Asset Value (offering and redemption price per share)	$31.32

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$30,453
Interest	27
TOTAL INVESTMENT INCOME	30,480
EXPENSES:
Advisory fees	9,882
Management services fees	1,318
Administration fees	567
Transfer agency fees	831
Administrative services fees	3,558
Distribution fees	3,294
Custody fees	243
Fund accounting fees	785
Trustee fees	41
Compliance services fees	18
Other fees	1,616
Total Gross Expenses before reductions	22,153
Expenses reduced and reimbursed by the Advisor	(16)
TOTAL NET EXPENSES	22,137
NET INVESTMENT INCOME (LOSS)	8,343
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	84,781
Net realized gains (losses) on swap agreements	(11,762)
Change in net unrealized appreciation/depreciation on investments	(199,110)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(126,091)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(117,748)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 277

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$8,343	$9,379
Net realized gains (losses) on investments	73,019	508,992
Change in net unrealized appreciation/depreciation on investments	(199,110)	(1,035,029)
Change in net assets resulting from operations	(117,748)	(516,658)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(26,219)
Net realized gains on investments	—	(109,883)
Change in net assets resulting from distributions	—	(136,102)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,624,826	19,872,185
Distributions reinvested	—	136,102
Value of shares redeemed	(6,818,265)	(24,537,531)
Change in net assets resulting from capital transactions	(2,193,439)	(4,529,244)
Change in net assets	(2,311,187)	(5,182,004)
NET ASSETS:
Beginning of period	4,604,108	9,786,112
End of period	$2,292,921	$4,604,108
Accumulated net investment income (loss)	$24,364	$16,021
SHARE TRANSACTIONS:
Issued	156,089	640,698
Reinvested	—	4,477
Redeemed	(233,254)	(794,341)
Change in shares	(77,165)	(149,166)

See accompanying notes to financial statements.

278 :: ProFund VP Semiconductor :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$30.62		$32.67	$24.32	$18.33	$19.19	$19.98
Investment Activities:
Net investment income (loss)(a)	0.09		0.06	0.22	0.14	0.17	0.06
Net realized and unrealized gains (losses) on investments	0.61	(b)	(1.01)	8.17	5.97	(0.96)	(0.84)
Total income (loss) from investment activities	0.70		(0.95)	8.39	6.11	(0.79)	(0.78)
Distributions to Shareholders From:
Net investment income	—		(0.21)	(0.04)	(0.12)	(0.07)	(0.01)
Net realized gains on investments	—		(0.89)	—	—	—	—
Total distributions	—		(1.10)	(0.04)	(0.12)	(0.07)	(0.01)
Net Asset Value, End of Period	$31.32		$30.62	$32.67	$24.32	$18.33	$19.19
Total Return	2.29	%(c)	(2.88)%	34.53%	33.48%	(4.17)%	(3.90)%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.68%	1.78%	2.16%	2.09%	2.00%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.63%		0.20%	0.76%	0.68%	0.83%	0.32%
Supplemental Data:
Net assets, end of period (000’s)	$2,293		$4,604	$9,786	$1,455	$1,168	$1,689
Portfolio turnover rate(e)	251	%(c)	480%	645%	1,499%	821%	498%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 279

Investment Objective: The ProFund VP Technology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	15.5%
Alphabet, Inc.	12.2%
Microsoft Corp.	11.9%
Facebook, Inc.	7.8%
Intel Corp.	4.6%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	55%
Technology Hardware & Equipment	27%
Semiconductors & Semiconductor Equipment	17%
Health Care Equipment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	488	$6,681
ACI Worldwide, Inc.* (Software)	532	10,379
Adobe Systems, Inc.* (Software)	2,289	219,263
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,941	15,117
Akamai Technologies, Inc.* (Internet Software & Services)	803	44,912
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	856	10,871
Alphabet, Inc.*—Class A (Internet Software & Services)	1,345	946,249
Alphabet, Inc.*—Class C (Internet Software & Services)	1,353	936,411
Amdocs, Ltd. (IT Services)	689	39,769
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,405	79,579
ANSYS, Inc.* (Software)	403	36,572
Apple, Inc. (Technology Hardware, Storage & Peripherals)	25,071	2,396,787
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,987	119,538
Arista Networks, Inc.* (Communications Equipment)	162	10,430
ARRIS International PLC* (Communications Equipment)	799	16,747
Aspen Technology, Inc.* (Software)	374	15,050
athenahealth, Inc.* (Health Care Technology)	179	24,704
Autodesk, Inc.* (Software)	1,027	55,602
Blackbaud, Inc. (Software)	217	14,734
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,698	263,869
Brocade Communications Systems, Inc. (Communications Equipment)	2,136	19,608
CA, Inc. (Software)	1,356	44,517
CACI International, Inc.*—Class A (IT Services)	109	9,855
Cadence Design Systems, Inc.* (Software)	1,379	33,510
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	263	10,152
CDK Global, Inc. (Software)	712	39,509
CDW Corp. (Electronic Equipment, Instruments & Components)	675	27,054
Cerner Corp.* (Health Care Technology)	1,379	80,809
Ciena Corp.* (Communications Equipment)	591	11,081
Cisco Systems, Inc. (Communications Equipment)	23,023	660,531
Citrix Systems, Inc.* (Software)	711	56,944
Cognizant Technology Solutions Corp.* (IT Services)	2,773	158,726
CommScope Holding Co., Inc.* (Communications Equipment)	677	21,007
CommVault Systems, Inc.* (Software)	188	8,120
Computer Sciences Corp. (IT Services)	635	31,528
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,923	100,823
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	460	11,242
CSRA, Inc. (IT Services)	628	14,714
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,426	15,044
Demandware, Inc.* (Internet Software & Services)	152	11,385
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	300	7,449
DST Systems, Inc. (IT Services)	141	16,417
eBay, Inc.* (Internet Software & Services)	4,837	113,234
EchoStar Corp.* (Communications Equipment)	211	8,377
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	216	9,297
EMC Corp. (Technology Hardware, Storage & Peripherals)	8,940	242,900
EPAM Systems, Inc.* (IT Services)	194	12,476
F5 Networks, Inc.* (Communications Equipment)	308	35,063
Facebook, Inc.*—Class A (Internet Software & Services)	10,581	1,209,198
Fair Isaac Corp. (Software)	141	15,934
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	522	10,362
Finisar Corp.* (Communications Equipment)	493	8,632

See accompanying notes to financial statements.

280 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
FireEye, Inc.* (Software)	678	$11,167
Fortinet, Inc.* (Software)	668	21,102
Garmin, Ltd. (Household Durables)	535	22,695
Gartner, Inc.* (IT Services)	377	36,724
Guidewire Software, Inc.* (Software)	328	20,257
Harris Corp. (Communications Equipment)	570	47,561
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	7,605	138,943
HP, Inc. (Technology Hardware, Storage & Peripherals)	7,829	98,254
IAC/InterActiveCorp (Internet Software & Services)	352	19,818
IMS Health Holdings, Inc.* (Health Care Technology)	680	17,245
Infinera Corp.* (Communications Equipment)	648	7,309
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	680	23,650
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	611	12,299
Intel Corp. (Semiconductors & Semiconductor Equipment)	21,612	708,875
InterDigital, Inc. (Communications Equipment)	157	8,742
International Business Machines Corp. (IT Services)	4,042	613,494
Intuit, Inc. (Software)	1,169	130,472
j2 Global, Inc. (Internet Software & Services)	212	13,392
Juniper Networks, Inc. (Communications Equipment)	1,615	36,321
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	714	52,301
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	732	61,532
Leidos Holdings, Inc. (IT Services)	298	14,265
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	288	10,872
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,095	50,950
Lumentum Holdings, Inc.* (Communications Equipment)	217	5,251
Manhattan Associates, Inc.* (Software)	328	21,035
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,156	20,547
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,302	46,468
Medidata Solutions, Inc.* (Health Care Technology)	263	12,327
Mentor Graphics Corp. (Software)	461	9,801
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	982	49,846
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,748	65,332
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	519	16,961
Microsoft Corp. (Software)	35,979	1,841,045
Motorola Solutions, Inc. (Communications Equipment)	729	48,093
NCR Corp.* (Technology Hardware, Storage & Peripherals)	566	15,718
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,324	32,557
NetScout Systems, Inc.* (Communications Equipment)	429	9,545
NetSuite, Inc.* (Software)	172	12,522
Nuance Communications, Inc.* (Software)	1,022	15,974
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,322	109,157
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,898	16,740
Oracle Corp. (Software)	14,246	583,089
Palo Alto Networks, Inc.* (Communications Equipment)	347	42,556
Pandora Media, Inc.* (Internet Software & Services)	983	12,238
Pitney Bowes, Inc. (Commercial Services & Supplies)	864	15,379
Plantronics, Inc. (Communications Equipment)	151	6,644
Polycom, Inc.* (Communications Equipment)	620	6,975
Proofpoint, Inc.* (Software)	190	11,987
PTC, Inc.* (Software)	527	19,805
Qlik Technologies, Inc.* (Software)	430	12,719
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	583	32,217
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	6,722	360,098
Rackspace Hosting, Inc.* (Internet Software & Services)	490	10,221
Red Hat, Inc.* (Software)	830	60,258
salesforce.com, Inc.* (Software)	2,914	231,401
Science Applications International Corp. (IT Services)	188	10,970
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,368	33,324
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	300	7,158
ServiceNow, Inc.* (Software)	702	46,613
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	177	8,627
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	871	55,117
Splunk, Inc.* (Software)	606	32,833
SS&C Technologies Holdings, Inc. (Software)	732	20,555
Symantec Corp. (Software)	2,803	57,574
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	168	9,030
Synopsys, Inc.* (Software)	696	37,640
Tableau Software, Inc.*—Class A (Software)	253	12,377
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	160	11,496
Teradata Corp.* (IT Services)	594	14,892
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	931	18,331
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,595	287,877
The Ultimate Software Group, Inc.* (Software)	131	27,548
Twitter, Inc.* (Internet Software & Services)	2,796	47,280
Tyler Technologies, Inc.* (Software)	148	24,673
Vantiv, Inc.* (IT Services)	717	40,582
Verint Systems, Inc.* (Software)	286	9,475
VeriSign, Inc.* (Internet Software & Services)	437	37,783
ViaSat, Inc.* (Communications Equipment)	206	14,708
Viavi Solutions, Inc.* (Communications Equipment)	1,064	7,054
VMware, Inc.*—Class A (Software)	363	20,771

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 281

Common Stocks, continued

	Shares	Value
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,288	$60,871
Workday, Inc.* (Software)	539	40,247
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,163	53,649
Yahoo!, Inc.* (Internet Software & Services)	3,999	150,202
Zillow Group, Inc.*—Class A (Internet Software & Services)	205	7,513
Zillow Group, Inc.*—Class C (Internet Software & Services)	480	17,414
TOTAL COMMON STOCKS (Cost $4,832,968)		15,475,692

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $23,000	$23,000	$23,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,000)		23,000
TOTAL INVESTMENT SECURITIES (Cost $4,855,968)—100.2%		15,498,692
Net other assets (liabilities)—(0.2)%		(28,352)
NET ASSETS—100.0%		$15,470,340

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Technology invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Commercial Services & Supplies	$15,379	0.1%
Communications Equipment	1,032,235	6.7%
Electronic Equipment, Instruments & Components	163,023	1.1%
Health Care Technology	145,956	1.0%
Household Durables	22,695	0.1%
Internet Software & Services	3,577,250	23.1%
IT Services	1,014,412	6.6%
Semiconductors & Semiconductor Equipment	2,568,015	16.6%
Software	3,883,074	25.1%
Technology Hardware, Storage & Peripherals	3,053,653	19.7%
Other**	(5,352)	(0.1)%
Total	$15,470,340	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

282 :: ProFund VP Technology :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$4,855,968
Securities, at value	15,475,692
Repurchase agreements, at value	23,000
Total Investment Securities, at value	15,498,692
Cash	657
Dividends and interest receivable	4,100
Receivable for capital shares issued	3,631
Prepaid expenses	274
TOTAL ASSETS	15,507,354

LIABILITIES:
Payable for capital shares redeemed	903
Advisory fees payable	9,631
Management services fees payable	1,284
Administration fees payable	469
Administrative services fees payable	4,692
Distribution fees payable	8,041
Transfer agency fees payable	1,502
Fund accounting fees payable	584
Compliance services fees payable	95
Other accrued expenses	9,813
TOTAL LIABILITIES	37,014
NET ASSETS	$15,470,340

NET ASSETS CONSIST OF:
Capital	$9,641,784
Accumulated net investment income (loss)	27,295
Accumulated net realized gains (losses) on investments	(4,841,463)
Net unrealized appreciation (depreciation) on investments	10,642,724
NET ASSETS	$15,470,340
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	567,695
Net Asset Value (offering and redemption price per share)	$27.25

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$154,351
Interest	29
TOTAL INVESTMENT INCOME	154,380

EXPENSES:
Advisory fees	64,187
Management services fees	8,558
Administration fees	2,785
Transfer agency fees	4,091
Administrative services fees	16,408
Distribution fees	21,396
Custody fees	1,175
Fund accounting fees	3,678
Trustee fees	203
Compliance services fees	95
Other fees	8,199
Recoupment of prior expenses reduced by the Advisor	12,268
TOTAL NET EXPENSES	143,043
NET INVESTMENT INCOME (LOSS)	11,337

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(121,420)
Change in net unrealized appreciation/depreciation on investments	(698,832)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(820,252)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(808,915)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 283

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$11,337	$(25,698)
Net realized gains (losses) on investments	(121,420)	(309,472)
Change in net unrealized appreciation/depreciation on investments	(698,832)	109,301
Change in net assets resulting from operations	(808,915)	(225,869)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,170,692	29,475,519
Value of shares redeemed	(14,553,737)	(28,813,932)
Change in net assets resulting from capital transactions	(7,383,045)	661,587
Change in net assets	(8,191,960)	435,718

NET ASSETS:
Beginning of period	23,662,300	23,226,582
End of period	$15,470,340	$23,662,300
Accumulated net investment income (loss)	$27,295	$15,958

SHARE TRANSACTIONS:
Issued	264,326	1,055,849
Redeemed	(550,453)	(1,060,213)
Change in shares	(286,127)	(4,364)

See accompanying notes to financial statements.

284 :: ProFund VP Technology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$27.71		$27.06	$22.91	$18.30	$16.59	$16.82

Investment Activities:
Net investment income (loss)(a)	0.02		(0.03)	(0.03)	— (b)	(0.06)	(0.10)
Net realized and unrealized gains (losses) on investments	(0.48)		0.68 (c)	4.18	4.61	1.77	(0.13)
Total income (loss) from investment activities	(0.46)		0.65	4.15	4.61	1.71	(0.23)
Net Asset Value, End of Period	$27.25		$27.71	$27.06	$22.91	$18.30	$16.59

Total Return	(1.66	)%(d)	2.40%	18.11%	25.19%	10.31%	(1.37)%

Ratios to Average Net Assets:
Gross expenses(e)	1.67%		1.68%	1.68%	1.73%	1.81%	1.76%
Net expenses(e)	1.67%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	0.13%		(0.12)%	(0.11)%	0.01%	(0.30)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$15,470		$23,662	$23,227	$15,426	$12,025	$16,810
Portfolio turnover rate(f)	30	%(d)	119%	109%	148%	195%	143%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Amount is less than $0.005.

(c)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)             Not annualized for periods less than one year.

(e)              Annualized for periods less than one year.

(f)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 285

Investment Objective: The ProFund VP Telecommunications seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Telecommunications Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	48%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.7%
Verizon Communications, Inc.	21.1%
CenturyLink, Inc.	1.5%
Level 3 Communications, Inc.	1.4%
SBA Communications Corp.	1.3%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication	97%
Wireless Telecommunication Services	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (52.2%)

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	123,658	$5,343,261
CenturyLink, Inc. (Diversified Telecommunication Services)	11,081	321,460
Frontier Communications Corp. (Diversified Telecommunication Services)	23,516	116,169
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	5,814	299,363
SBA Communications Corp.*—Class A (Diversified Telecommunication Services)	2,539	274,060
Sprint Corp.* (Wireless Telecommunication Services)	16,077	72,829
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,866	55,346
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,664	245,081
Verizon Communications, Inc. (Diversified Telecommunication Services)	81,802	4,567,824
TOTAL COMMON STOCKS (Cost $7,550,677)		11,295,393

Repurchase Agreements(a) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $210,002	$210,000	$210,000
TOTAL REPURCHASE AGREEMENTS (Cost $210,000)		210,000
TOTAL INVESTMENT SECURITIES (Cost $7,760,677)—53.2%		11,505,393
Net other assets (liabilities)—46.8%		10,108,395
NET ASSETS—100.0%		$21,613,788

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	7/25/16	0.74%	$10,298,764	$(1,236)

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

286 :: ProFund VP Telecommunications :: Financial Statements

ProFund VP Telecommunications invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Diversified Telecommunication Services	$10,922,137	50.5%
Wireless Telecommunication Services	373,256	1.7%
Other**	10,318,395	47.8%
Total	$21,613,788	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 287

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$7,760,677
Securities, at value	11,295,393
Repurchase agreements, at value	210,000
Total Investment Securities, at value	11,505,393
Cash	229
Receivable for capital shares issued	144,142
Receivable for investments sold	10,076,428
Prepaid expenses	316
TOTAL ASSETS	21,726,508

LIABILITIES:
Payable for capital shares redeemed	48,980
Unrealized loss on swap agreements	1,236
Advisory fees payable	12,283
Management services fees payable	1,638
Administration fees payable	600
Administrative services fees payable	9,704
Distribution fees payable	9,991
Trustee fees payable	7
Transfer agency fees payable	2,063
Fund accounting fees payable	747
Compliance services fees payable	124
Other accrued expenses	25,347
TOTAL LIABILITIES	112,720
NET ASSETS	$21,613,788

NET ASSETS CONSIST OF:
Capital	$18,334,035
Accumulated net investment income (loss)	508,462
Accumulated net realized gains (losses) on investments	(972,189)
Net unrealized appreciation (depreciation) on investments	3,743,480
NET ASSETS	$21,613,788
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,070,189
Net Asset Value (offering and redemption price per share)	$10.44

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$363,952
Interest	315
TOTAL INVESTMENT INCOME	364,267

EXPENSES:
Advisory fees	69,013
Management services fees	9,202
Administration fees	4,073
Transfer agency fees	6,018
Administrative services fees	24,849
Distribution fees	23,004
Custody fees	2,198
Fund accounting fees	4,801
Trustee fees	248
Compliance services fees	132
Printing fees	9,269
Other fees	9,648
Total Gross Expenses before reductions	162,455
Expenses reduced and reimbursed by the Advisor	(7,866)
TOTAL NET EXPENSES	154,589
NET INVESTMENT INCOME (LOSS)	209,678

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	967,737
Net realized gains (losses) on swap agreements	(30,545)
Change in net unrealized appreciation/depreciation on investments	2,010,258
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,947,450
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,157,128

See accompanying notes to financial statements.

288 :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$209,678	$294,752
Net realized gains (losses) on investments	937,192	94,906
Change in net unrealized appreciation/depreciation on investments	2,010,258	(261,925)
Change in net assets resulting from operations	3,157,128	127,733

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(264,113)
Change in net assets resulting from distributions	—	(264,113)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	31,441,463	20,638,941
Distributions reinvested	—	264,113
Value of shares redeemed	(21,224,569)	(21,458,378)
Change in net assets resulting from capital transactions	10,216,894	(555,324)
Change in net assets	13,374,022	(691,704)
NET ASSETS:
Beginning of period	8,239,766	8,931,470
End of period	$21,613,788	$8,239,766
Accumulated net investment income (loss)	$508,462	$298,784

SHARE TRANSACTIONS:
Issued	3,337,469	2,372,846
Reinvested	—	29,444
Redeemed	(2,235,524)	(2,481,922)
Change in shares	1,101,945	(79,632)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$8.51		$8.52	$8.77	$8.35	$7.47	$7.56

Investment Activities:
Net investment income (loss)(a)	0.11		0.27	0.24	0.23	0.21	0.24
Net realized and unrealized gains (losses) on investments	1.82		(0.13)	(0.18)	0.80	0.99	(0.10)
Total income (loss) from investment activities	1.93		0.14	0.06	1.03	1.20	0.14

Distributions to Shareholders From:
Net investment income	—		(0.15)	(0.31)	(0.24)	(0.32)	(0.23)
Net realized gains on investments	—		—	—	(0.37)	—	—
Total distributions	—		(0.15)	(0.31)	(0.61)	(0.32)	(0.23)
Net Asset Value, End of Period	$10.44		$8.51	$8.52	$8.77	$8.35	$7.47

Total Return	22.68	%(b)	1.52%	0.57%	12.07%	16.52%	1.87%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.76%	1.78%	1.73%	1.85%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	2.28%		3.12%	2.75%	2.58%	2.50%	3.16%

Supplemental Data:
Net assets, end of period (000’s)	$21,614		$8,240	$8,931	$9,991	$20,612	$8,340
Portfolio turnover rate(d)	248	%(b)	418%	382%	423%	439%	331%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

290 :: ProFund VP Utilities :: Financial Statements

Investment Objective: The ProFund VP Utilities seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Utilities Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	8.0%
Duke Energy Corp.	7.8%
The Southern Co.	6.7%
Dominion Resources, Inc.	4.8%
American Electric Power Co., Inc.	4.6%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	57%
Multi-Utilities	30%
Gas Utilities	7%
Water Utilities	3%
Independent Power Producers & Energy Traders	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	3,665	$236,869
Alliant Energy Corp. (Electric Utilities)	17,915	711,226
Ameren Corp. (Multi-Utilities)	19,128	1,024,878
American Electric Power Co., Inc. (Electric Utilities)	38,737	2,715,076
American Water Works Co., Inc. (Water Utilities)	14,025	1,185,253
Aqua America, Inc. (Water Utilities)	13,993	498,990
Atmos Energy Corp. (Gas Utilities)	8,070	656,252
Avista Corp. (Multi-Utilities)	4,978	223,014
Black Hills Corp. (Multi-Utilities)	4,049	255,249
Calpine Corp.* (Independent Power and Renewable Electricity Producers)	26,054	384,297
CenterPoint Energy, Inc. (Multi-Utilities)	33,943	814,632
CMS Energy Corp. (Multi-Utilities)	21,996	1,008,737
Consolidated Edison, Inc. (Multi-Utilities)	23,983	1,929,193
Dominion Resources, Inc. (Multi-Utilities)	36,540	2,847,562
DTE Energy Co. (Multi-Utilities)	14,150	1,402,548
Duke Energy Corp. (Electric Utilities)	54,335	4,661,400
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	8,524	146,954
Edison International (Electric Utilities)	25,685	1,994,954
El Paso Electric Co. (Electric Utilities)	3,198	151,169
Entergy Corp. (Electric Utilities)	14,100	1,147,035
Eversource Energy (Electric Utilities)	25,017	1,498,518
Exelon Corp. (Electric Utilities)	72,711	2,643,772
FirstEnergy Corp. (Electric Utilities)	33,512	1,169,904
Great Plains Energy, Inc. (Electric Utilities)	12,165	369,816
Hawaiian Electric Industries, Inc. (Electric Utilities)	8,523	279,469
IDACORP, Inc. (Electric Utilities)	3,963	322,390
ITC Holdings Corp. (Electric Utilities)	12,042	563,806
National Fuel Gas Co. (Gas Utilities)	6,685	380,243
New Jersey Resources Corp. (Gas Utilities)	6,767	260,868
NextEra Energy, Inc. (Electric Utilities)	36,395	4,745,909
NiSource, Inc. (Multi-Utilities)	25,374	672,918
NorthWestern Corp. (Multi-Utilities)	3,801	239,729
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	24,849	372,487
ONE Gas, Inc. (Gas Utilities)	4,132	275,150
PG&E Corp. (Electric Utilities)	39,123	2,500,742
Piedmont Natural Gas Co., Inc. (Gas Utilities)	6,404	385,008
Pinnacle West Capital Corp. (Electric Utilities)	8,760	710,086
PNM Resources, Inc. (Electric Utilities)	6,300	223,272
Portland General Electric Co. (Electric Utilities)	7,016	309,546
PPL Corp. (Electric Utilities)	53,380	2,015,095
Public Service Enterprise Group, Inc. (Multi-Utilities)	39,885	1,859,040
Questar Corp. (Gas Utilities)	13,815	350,487
SCANA Corp. (Multi-Utilities)	11,282	853,596
Sempra Energy (Multi-Utilities)	18,678	2,129,666
South Jersey Industries, Inc. (Gas Utilities)	6,287	198,795
Southwest Gas Corp. (Gas Utilities)	3,749	295,084
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	5,055	68,495
The AES Corp. (Independent Power and Renewable Electricity Producers)	51,990	648,834
The Southern Co. (Electric Utilities)	74,015	3,969,424
UGI Corp. (Gas Utilities)	13,617	616,169
Vectren Corp. (Multi-Utilities)	6,530	343,935
WEC Energy Group, Inc. (Multi-Utilities)	24,903	1,626,166
Westar Energy, Inc. (Electric Utilities)	11,193	627,815
WGL Holdings, Inc. (Gas Utilities)	3,958	280,187
Xcel Energy, Inc. (Electric Utilities)	40,074	1,794,514
TOTAL COMMON STOCKS (Cost $33,962,030)		59,596,223

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $49,000	$49,000	$49,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,000)		49,000
TOTAL INVESTMENT SECURITIES (Cost $34,011,030)—100.0%		59,645,223
Net other assets (liabilities)—NM		(5,079)
NET ASSETS—100.0%		$59,640,144

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 291

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Utilities invested in the following industries as of June 30, 2016:

	Value	% of Net Assets
Electric Utilities	$35,361,807	59.3%
Gas Utilities	3,698,243	6.2%
Independent Power and Renewable Electricity Producers	1,621,067	2.7%
Multi-Utilities	17,230,863	28.9%
Water Utilities	1,684,243	2.8%
Other**	43,921	0.1%
Total	$59,640,144	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

292 :: ProFund VP Utilities :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$34,011,030
Securities, at value	59,596,223
Repurchase agreements, at value	49,000
Total Investment Securities, at value	59,645,223
Dividends and interest receivable	107,964
Receivable for capital shares issued	205,412
Receivable for investments sold	1,253,092
Prepaid expenses	780
TOTAL ASSETS	61,212,471

LIABILITIES:
Payable for investments purchased	1,426,632
Payable for capital shares redeemed	833
Cash overdraft	517
Advisory fees payable	31,561
Management services fees payable	4,208
Administration fees payable	1,640
Administrative services fees payable	23,293
Distribution fees payable	23,209
Trustee fees payable	19
Transfer agency fees payable	5,150
Fund accounting fees payable	2,042
Compliance services fees payable	313
Other accrued expenses	52,910
TOTAL LIABILITIES	1,572,327
NET ASSETS	$59,640,144

NET ASSETS CONSIST OF:
Capital	$34,219,864
Accumulated net investment income (loss)	1,226,298
Accumulated net realized gains (losses) on investments	(1,440,211)
Net unrealized appreciation (depreciation) on investments	25,634,193
NET ASSETS	$59,640,144
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,225,481
Net Asset Value (offering and redemption price per share)	$48.67

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Dividends	$877,892
Interest	76
TOTAL INVESTMENT INCOME	877,968

EXPENSES:
Advisory fees	188,370
Management services fees	25,116
Administration fees	9,434
Transfer agency fees	13,953
Administrative services fees	71,721
Distribution fees	62,790
Custody fees	3,665
Fund accounting fees	11,225
Trustee fees	615
Compliance services fees	313
Other fees	44,055
Total Gross Expenses before reductions	431,257
Expenses reduced and reimbursed by the Advisor	(9,308)
TOTAL NET EXPENSES	421,949
NET INVESTMENT INCOME (LOSS)	456,019

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	582,066
Change in net unrealized appreciation/depreciation on investments	9,055,111
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,637,177
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,093,196

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 293

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$456,019	$767,588
Net realized gains (losses) on investments	582,066	2,052,347
Change in net unrealized appreciation/depreciation on investments	9,055,111	(7,090,553)
Change in net assets resulting from operations	10,093,196	(4,270,618)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(843,762)
Net realized gains on investments	—	(192,452)
Change in net assets resulting from distributions	—	(1,036,214)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	45,247,243	39,905,224
Distributions reinvested	—	1,036,214
Value of shares redeemed	(25,817,179)	(58,741,775)
Change in net assets resulting from capital transactions	19,430,064	(17,800,337)
Change in net assets	29,523,260	(23,107,169)

NET ASSETS:
Beginning of period	30,116,884	53,224,053
End of period	$59,640,144	$30,116,884
Accumulated net investment income (loss)	$1,226,298	$770,279

SHARE TRANSACTIONS:
Issued	1,048,743	963,107
Reinvested	—	25,977
Redeemed	(583,226)	(1,454,368)
Change in shares	465,517	(465,284)

See accompanying notes to financial statements.

294 :: ProFund VP Utilities :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$39.63		$43.44	$35.08	$31.68	$32.47	$28.36

Investment Activities:
Net investment income (loss)(a)	0.40		0.77	0.74	0.75	0.73	0.75
Net realized and unrealized gains (losses) on investments	8.64		(3.55)	8.26	3.51	(0.70)	4.11
Total income (loss) from investment activities	9.04		(2.78)	9.00	4.26	0.03	4.86

Distributions to Shareholders From:
Net investment income	—		(0.84)	(0.64)	(0.86)	(0.82)	(0.75)
Net realized gains on investments	—		(0.19)	—	—	—	—
Total distributions	—		(1.03)	(0.64)	(0.86)	(0.82)	(0.75)
Net Asset Value, End of Period	$48.67		$39.63	$43.44	$35.08	$31.68	$32.47

Total Return	22.81	%(b)	(6.40)%	25.88%	13.31%	0.14%	17.51%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.73%	1.76%	1.76%	1.86%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.81%		1.91%	1.91%	2.17%	2.28%	2.51%

Supplemental Data:
Net assets, end of period (000’s)	$59,640		$30,117	$53,224	$31,170	$35,535	$59,980
Portfolio turnover rate(d)	36	%(b)	59%	83%	77%	56%	81%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 295

Investment Objective: The ProFund VP U.S. Government Plus seeks investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	30%
Swap Agreements	94%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (30.0%)

	Principal Amount	Value
U.S. Treasury Bond, 2.50%, 5/15/46	$13,040,000	$13,605,406
TOTAL U.S. TREASURY OBLIGATION (Cost $12,816,496)		13,605,406

Repurchase Agreements(a)(b) (67.5%)

Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $30,568,303	30,568,000	30,568,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,568,000)		30,568,000
TOTAL INVESTMENT SECURITIES (Cost $43,384,496)—97.5%		44,173,406
Net other assets (liabilities)—2.5%		1,112,934
NET ASSETS—100.0%		$45,286,340

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $410,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.50% due on 5/15/46	Citibank North America	7/6/16	0.25%	$31,300,781	$1,690,975
30-Year U.S. Treasury Bond, 2.50% due on 5/15/46	Societe’ Generale	7/6/16	0.29%	11,476,953	614,559
				$42,777,734	$2,305,534

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

296 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$43,384,496
Securities, at value	13,605,406
Repurchase agreements, at value	30,568,000
Total Investment Securities, at value	44,173,406
Cash	142
Interest receivable	41,939
Unrealized gain on swap agreements	2,305,534
Receivable for capital shares issued	184,858
Prepaid expenses	708
TOTAL ASSETS	46,706,587

LIABILITIES:
Payable for capital shares redeemed	1,309,076
Advisory fees payable	16,244
Management services fees payable	3,249
Administration fees payable	1,310
Administrative services fees payable	17,882
Distribution fees payable	19,180
Trustee fees payable	15
Transfer agency fees payable	4,119
Fund accounting fees payable	1,631
Compliance services fees payable	266
Other accrued expenses	47,275
TOTAL LIABILITIES	1,420,247
NET ASSETS	$45,286,340

NET ASSETS CONSIST OF:
Capital	$49,162,031
Accumulated net investment income (loss)	(97,422)
Accumulated net realized gains (losses) on investments	(6,872,713)
Net unrealized appreciation (depreciation) on investments	3,094,444
NET ASSETS	$45,286,340
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,644,113
Net Asset Value (offering and redemption price per share)	$27.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$207,929

EXPENSES:
Advisory fees	110,635
Management services fees	22,127
Administration fees	8,650
Transfer agency fees	12,784
Administrative services fees	58,992
Distribution fees	55,317
Custody fees	3,239
Fund accounting fees	10,140
Trustee fees	575
Compliance services fees	266
Printing fees	20,984
Other fees	16,235
Total Gross Expenses before reductions	319,944
Expenses reduced and reimbursed by the Advisor	(14,593)
TOTAL NET EXPENSES	305,351
NET INVESTMENT INCOME (LOSS)	(97,422)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,138,382
Net realized gains (losses) on futures contracts	52,803
Net realized gains (losses) on swap agreements	3,546,906
Change in net unrealized appreciation/depreciation on investments	3,157,362
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,895,453
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,798,031

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 297

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(97,422)	$(42,361)
Net realized gains (losses) on investments	4,738,091	570,415
Change in net unrealized appreciation/depreciation on investments	3,157,362	(2,177,823)
Change in net assets resulting from operations	7,798,031	(1,649,769)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	124,897,432	318,979,659
Value of shares redeemed	(118,312,268)	(327,001,115)
Change in net assets resulting from capital transactions	6,585,164	(8,021,456)
Change in net assets	14,383,195	(9,671,225)

NET ASSETS:
Beginning of period	30,903,145	40,574,370
End of period	$45,286,340	$30,903,145
Accumulated net investment income (loss)	$(97,422)	$—

SHARE TRANSACTIONS:
Issued	5,003,279	13,513,827
Redeemed	(4,717,298)	(13,838,262)
Change in shares	285,981	(324,435)

See accompanying notes to financial statements.

298 :: ProFund VP U.S. Government Plus :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$22.75		$24.11	$17.71	$22.99	$28.09	$19.61

Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.03)	0.04	0.04	(0.01)	— (b)
Net realized and unrealized gains (losses) on investments	4.84		(1.33)	6.40	(4.21)	(0.01)	8.52
Total income (loss) from investment activities	4.79		(1.36)	6.44	(4.17)	(0.02)	8.52

Distributions to Shareholders From:
Net investment income	—		—	(0.04)	(0.05)	—	(0.04)
Net realized gains on investments	—		—	—	(1.06)	(5.08)	—
Return of capital	—		—	— (b)	—	—	—
Total distributions	—		—	(0.04)	(1.11)	(5.08)	(0.04)
Net Asset Value, End of Period	$27.54		$22.75	$24.11	$17.71	$22.99	$28.09

Total Return	21.05	%(c)	(5.64)%	36.39%	(19.11)%	0.97%	43.51%

Ratios to Average Net Assets:
Gross expenses(d)	1.44%		1.42%	1.46%	1.42%	1.56%	1.51%
Net expenses(d)	1.38%		1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)(d)	(0.44)%		(0.12)%	0.18%	0.19%	(0.06)%	— (e)

Supplemental Data:
Net assets, end of period (000’s)	$45,286		$30,903	$40,574	$21,814	$47,376	$64,279
Portfolio turnover rate(f)	202	%(c)	573%	903%	1,099%	899%	902%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Amount is less than $0.005.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Amount is less than 0.005%.

(f)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 299

Investment Objective: The ProFund VP Rising Rates Opportunity seeks investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $12,300,122	$12,300,000	$12,300,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,300,000)		12,300,000
TOTAL INVESTMENT SECURITIES (Cost $12,300,000)—101.4%		12,300,000
Net other assets (liabilities)—(1.4)%		(172,900)
NET ASSETS—100.0%		$12,127,100

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2016, the aggregate amount held in a segregated account was $530,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.50% due on 5/15/46	Citibank North America	7/6/16	(0.55)%	$(8,242,539)	$(343,160)
30-Year U.S. Treasury Bond, 2.50% due on 5/15/46	Societe’ Generale	7/6/16	(0.73)%	(6,781,836)	(361,259)
				$(15,024,375)	$(704,419)

^                  Reflects the floating financing rate, as of June 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

300 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$12,300,000
Repurchase agreements, at value	12,300,000
Total Investment Securities, at value	12,300,000
Interest receivable	122
Receivable for capital shares issued	770,232
Prepaid expenses	185
TOTAL ASSETS	13,070,539

LIABILITIES:
Payable for capital shares redeemed	209,135
Cash overdraft	47
Unrealized loss on swap agreements	704,419
Advisory fees payable	6,959
Management services fees payable	928
Administration fees payable	338
Administrative services fees payable	4,057
Distribution fees payable	4,323
Transfer agency fees payable	1,074
Fund accounting fees payable	421
Compliance services fees payable	67
Other accrued expenses	11,671
TOTAL LIABILITIES	943,439
NET ASSETS	$12,127,100

NET ASSETS CONSIST OF:
Capital	$37,804,469
Accumulated net investment income (loss)	(82,768)
Accumulated net realized gains (losses) on investments	(24,890,182)
Net unrealized appreciation (depreciation) on investments	(704,419)
NET ASSETS	$12,127,100
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,703,566
Net Asset Value (offering and redemption price per share)	$4.49

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$14,948

EXPENSES:
Advisory fees	43,623
Management services fees	5,816
Administration fees	2,250
Transfer agency fees	3,309
Administrative services fees	16,126
Distribution fees	14,541
Custody fees	774
Fund accounting fees	2,631
Trustee fees	160
Compliance services fees	67
Other fees	5,824
Recoupment of prior expenses reduced by the Advisor	2,595
TOTAL NET EXPENSES	97,716
NET INVESTMENT INCOME (LOSS)	(82,768)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	18,554
Net realized gains (losses) on swap agreements	(1,583,199)
Change in net unrealized appreciation/depreciation on investments	(810,946)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,375,591)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,458,359)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 301

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(82,768)	$(270,581)
Net realized gains (losses) on investments	(1,564,645)	(1,345,721)
Change in net unrealized appreciation/depreciation on investments	(810,946)	850,832
Change in net assets resulting from operations	(2,458,359)	(765,470)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	53,335,337	153,570,898
Value of shares redeemed	(54,502,480)	(156,551,197)
Change in net assets resulting from capital transactions	(1,167,143)	(2,980,299)
Change in net assets	(3,625,502)	(3,745,769)

NET ASSETS:
Beginning of period	15,752,602	19,498,371
End of period	$12,127,100	$15,752,602
Accumulated net investment income (loss)	$(82,768)	$—

SHARE TRANSACTIONS:
Issued	10,765,422	27,656,951
Redeemed	(10,884,864)	(28,271,338)
Change in shares	(119,442)	(614,387)

See accompanying notes to financial statements.

302 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$5.58		$5.67		$8.13	$6.98	$7.50	$12.00

Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.09)		(0.11)	(0.13)	(0.11)	(0.18)
Net realized and unrealized gains (losses) on investments	(1.06)		—	(b)(c)	(2.35)	1.28	(0.41)	(4.32)
Total income (loss) from investment activities	(1.09)		(0.09)		(2.46)	1.15	(0.52)	(4.50)
Net Asset Value, End of Period	$4.49		$5.58		$5.67	$8.13	$6.98	$7.50

Total Return	(19.53	)%(d)	(1.59)%		(30.26)%	16.48%	(6.93)%	(37.50)%

Ratios to Average Net Assets:
Gross expenses(e)	1.68%		1.68%		1.70%	1.74%	1.79%	1.70%
Net expenses(e)	1.68%		1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(1.42)%		(1.63)%		(1.66)%	(1.65)%	(1.57)%	(1.64)%

Supplemental Data:
Net assets, end of period (000’s)	$12,127		$15,753		$19,498	$30,319	$19,601	$21,918
Portfolio turnover rate(f)	—		—		—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Amount is less than $0.005.

(c)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)             Not annualized for periods less than one year.

(e)              Annualized for periods less than one year.

(f)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 303

Investment Objective: The ProFund VP Falling U.S. Dollar seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $559,006	$559,000	$559,000
TOTAL REPURCHASE AGREEMENTS (Cost $559,000)		559,000
TOTAL INVESTMENT SECURITIES (Cost $559,000)—100.1%		559,000
Net other assets (liabilities)—(0.1)%		(812)
NET ASSETS—100.0%		$558,188

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of June 30, 2016, the aggregate amount held in a segregated account was $90,000.

At June 30, 2016, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Sterling Pound vs. U.S. Dollar	7/8/16	32,941	$47,538	$43,848	$(3,690)
Canadian Dollar vs. U.S. Dollar	7/8/16	46,895	35,772	36,303	531
Euro vs. U.S. Dollar	7/8/16	187,470	209,779	208,077	(1,702)
Japanese Yen vs. U.S. Dollar	7/8/16	6,451,473	59,066	62,500	3,434
Swedish Krona vs. U.S. Dollar	7/8/16	49,017	5,913	5,798	(115)
Swiss Franc vs. U.S. Dollar	7/8/16	13,660	13,851	14,000	149
Total Long Contracts			$371,919	$370,526	$(1,393)

See accompanying notes to financial statements.

304 :: ProFund VP Falling U.S. Dollar :: Financial Statements

At June 30, 2016, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	7/8/16	51,175	$75,316	$68,118	$7,198
Canadian Dollar vs. U.S. Dollar	7/8/16	76,016	59,386	58,848	538
Euro vs. U.S. Dollar	7/8/16	322,981	365,861	358,484	7,377
Japanese Yen vs. U.S. Dollar	7/8/16	8,868,485	84,214	85,916	(1,702)
Swedish Krona vs. U.S. Dollar	7/8/16	217,105	26,383	25,680	703
Swiss Franc vs. U.S. Dollar	7/8/16	22,579	23,547	23,142	405
Total Short Contracts			$634,707	$620,188	$14,519

Long:
British Sterling Pound vs. U.S. Dollar	7/8/16	64,386	93,615	85,704	(7,911)
Canadian Dollar vs. U.S. Dollar	7/8/16	96,150	74,136	74,434	298
Euro vs. U.S. Dollar	7/8/16	427,351	481,015	474,326	(6,689)
Japanese Yen vs. U.S. Dollar	7/8/16	10,723,888	100,420	103,890	3,470
Swedish Krona vs. U.S. Dollar	7/8/16	366,002	44,280	43,291	(989)
Swiss Franc vs. U.S. Dollar	7/8/16	28,809	29,532	29,528	(4)
Total Long Contracts			$822,998	$811,173	$(11,825)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 305

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$559,000
Repurchase agreements, at value	559,000
Total Investment Securities, at value	559,000
Cash	713
Segregated cash balances with custodian	320
Unrealized appreciation on forward currency contracts	24,103
Interest receivable	6
Due from Advisor under an expense limitation agreement	11,735
Prepaid expenses	8
TOTAL ASSETS	595,885

LIABILITIES:
Payable for capital shares redeemed	15
Unrealized depreciation on forward currency contracts	22,802
Administration fees payable	24
Administrative services fees payable	444
Distribution fees payable	443
Transfer agency fees payable	67
Fund accounting fees payable	29
Other accrued expenses	13,873
TOTAL LIABILITIES	37,697
NET ASSETS	$558,188
NET ASSETS CONSIST OF:
Capital	$2,810,490
Accumulated net investment income (loss)	(5,267)
Accumulated net realized gains (losses) on investments	(2,248,336)
Net unrealized appreciation (depreciation) on investments	1,301
NET ASSETS	$558,188

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	25,117
Net Asset Value (offering and redemption price per share)	$22.22

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$910

EXPENSES:
Advisory fees	2,758
Management services fees	368
Administration fees	164
Transfer agency fees	242
Administrative services fees	895
Distribution fees	919
Custody fees	12,702
Fund accounting fees	192
Trustee fees	12
Compliance services fees	4
Other fees	636
Total Gross Expenses before reductions	18,892
Expenses reduced and reimbursed by the Advisor	(12,715)
TOTAL NET EXPENSES	6,177
NET INVESTMENT INCOME (LOSS)	(5,267)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	21,527
Change in net unrealized appreciation/depreciation on investments	(3,695)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	17,832
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,565

See accompanying notes to financial statements.

306 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(5,267)	$(12,562)
Net realized gains (losses) on investments	21,527	(75,610)
Change in net unrealized appreciation/depreciation on investments	(3,695)	14,825
Change in net assets resulting from operations	12,565	(73,347)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,160,030	2,898,529
Value of shares redeemed	(3,410,144)	(2,652,891)
Change in net assets resulting from capital transactions	(250,114)	245,638
Change in net assets	(237,549)	172,291

NET ASSETS:
Beginning of period	795,737	623,446
End of period	$558,188	$795,737
Accumulated net investment income (loss)	$(5,267)	$—

SHARE TRANSACTIONS:
Issued	141,994	127,084
Redeemed	(153,297)	(116,346)
Change in shares	(11,303)	10,738

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 307

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$21.85		$24.28	$27.78	$28.35	$28.57	$29.37

Investment Activities:
Net investment income (loss)(a)	(0.16)		(0.37)	(0.45)	(0.45)	(0.45)	(0.50)
Net realized and unrealized gains (losses) on investments	0.53		(2.06)	(3.05)	(0.12)	0.23	(0.30)
Total income (loss) from investment activities	0.37		(2.43)	(3.50)	(0.57)	(0.22)	(0.80)

Net Asset Value, End of Period	$22.22		$21.85	$24.28	$27.78	$28.35	$28.57

Total Return	1.69	%(b)	(10.01)%	(12.60)%	(2.01)%	(0.77)%	(2.72)%

Ratios to Average Net Assets:
Gross expenses(c)	5.14%		1.89%	2.37%	2.45%	2.36%	1.99%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.43)%		(1.64)%	(1.66)%	(1.65)%	(1.58)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$558		$796	$623	$1,318	$1,183	$1,378
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

308 :: ProFund VP Government Money Market :: Financial Statements

Investment Objective: The ProFund VP Government Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2016

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	17%
Repurchase Agreements	93%
Total Exposure	110%

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (16.6%)

	Principal Amount	Value
U.S. Treasury Bills
0.47%+, 1/5/17	$6,000,000	$5,985,320
0.49%+, 4/27/17	8,000,000	7,967,167
0.50%+, 5/25/17	12,000,000	11,944,900
0.43%+, 6/22/17	8,000,000	7,965,745
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,863,132)		33,863,132

Repurchase Agreements(a) (93.6%)

Repurchase Agreements with various counterparties, rates 0.23%—0.40%, dated 6/30/16, due 7/1/16, total to be received $190,698,892	190,697,000	190,697,000
TOTAL REPURCHASE AGREEMENTS (Cost $190,697,000)		190,697,000
TOTAL INVESTMENT SECURITIES (Cost $224,560,132)—110.2%		224,560,132
Net other assets (liabilities)—(10.2)%		(20,784,088)
NET ASSETS—100.0%		$203,776,044

+                 Reflects the effective yield or interest rate in effect at June 30, 2016.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Government Money Market :: 309

Statement of Assets and Liabilities (unaudited)
June 30, 2016

ASSETS:
Total Investment Securities, at cost	$224,560,132
Securities, at value	33,863,132
Repurchase agreements, at value	190,697,000
Total Investment Securities, at value	224,560,132
Interest receivable	1,892
Receivable for capital shares issued	163,699
Prepaid expenses	3,444
TOTAL ASSETS	224,729,167

LIABILITIES:
Payable for capital shares redeemed	20,665,275
Cash overdraft	1,999
Advisory fees payable	2,063
Management services fees payable	275
Administration fees payable	5,568
Trustee fees payable	63
Transfer agency fees payable	18,143
Fund accounting fees payable	6,933
Compliance services fees payable	1,214
Other accrued expenses	251,590
TOTAL LIABILITIES	20,953,123
NET ASSETS	$203,776,044

NET ASSETS CONSIST OF:
Capital	$203,741,550
Accumulated net realized gains (losses) on investments	34,494
NET ASSETS	$203,776,044

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	203,741,550
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME:
Interest	$316,695

EXPENSES:
Advisory fees	811,289
Management services fees	108,170
Administration fees	44,382
Transfer agency fees	65,430
Custody fees	15,831
Fund accounting fees	52,019
Trustee fees	3,043
Compliance services fees	1,214
Printing fees	65,776
Other fees	76,086
Total Gross Expenses before reductions	1,243,240
Expenses reduced and reimbursed by the Advisor	(948,805)
TOTAL NET EXPENSES	294,435
NET INVESTMENT INCOME	22,260

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	22,872
NET REALIZED GAINS (LOSSES) ON INVESTMENTS	22,872
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$45,132

See accompanying notes to financial statements.

310 :: ProFund VP Government Money Market :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income	$22,260	$41,357
Net realized gains (losses) on investments	22,872	11,618
Change in net assets resulting from operations	45,132	52,975

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(22,260)	(46,856)
Change in net assets resulting from distributions	(22,260)	(46,856)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,019,656,758	3,338,522,357
Distributions reinvested	22,260	46,856
Value of shares redeemed	(1,014,278,042)	(3,270,249,009)
Change in net assets resulting from capital transactions	5,400,976	68,320,204
Change in net assets	5,423,848	68,326,323

NET ASSETS:
Beginning of period	198,352,196	130,025,873
End of period	$203,776,044	$198,352,196

SHARE TRANSACTIONS:
Issued	1,019,656,758	3,338,522,357
Reinvested	22,260	46,856
Redeemed	(1,014,278,042)	(3,270,249,009)
Change in shares	5,400,976	68,320,204

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Government Money Market :: 311

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2016 (unaudited)		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014		Year Ended Dec. 31, 2013		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Investment Activities:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	— (a)	— (a)
Net realized gains (losses) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	—
Total income from investment activities	—	(a)	—	(a)	—	(a)	—	(a)	— (a)	— (a)

Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	— (a)	— (a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	0.01	%(b)	0.02%		0.02%		0.02%		0.02%	0.02%

Ratios to Average Net Assets:
Gross expenses(c)	1.15%		1.17%		1.13%		1.12%		1.41%	1.46%
Net expenses(c)(d)	0.27%		0.06%		—	(e)	0.01%		0.09%	0.01%
Net investment income(c)	0.02%		0.02%		0.02%		0.02%		0.02%	0.02%

Supplemental Data:
Net assets, end of period (000’s)	$203,776		$198,352		$130,026		$188,760		$203,447	$181,314

(a)              Amount is less than $0.0005.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

(e)              Amount is less than 0.005%.

See accompanying notes to financial statements.

This Page Intentionally Left Blank

Notes to Financial Statements

314 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Government Money Market (formerly ProFund VP Money Market), are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of June 30, 2016, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.34% dated 6/30/16, due 7/1/16(1)	HSBC Securities (USA), Inc., 0.23% dated 6/30/16, due 7/1/16(2)	RBC Capital Markets, LLC, 0.30% dated 6/30/16, due 7/1/16(3)	Societe’ Generale, 0.40% dated 6/30/16, due 7/1/16(4)	UMB Bank N.A., 0.40% dated 6/30/16, due 7/1/16(5)
ProFund VP Bull	$808,000	$8,098,000	$3,238,000	$19,436,000	$9,210,000
ProFund VP Mid-Cap	311,000	3,121,000	1,247,000	7,492,000	3,555,000

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 315

Fund Name	Deutsche Bank Securities, Inc., 0.34% dated 6/30/16, due 7/1/16(1)	HSBC Securities (USA), Inc., 0.23% dated 6/30/16, due 7/1/16(2)	RBC Capital Markets, LLC, 0.30% dated 6/30/16, due 7/1/16(3)	Societe’ Generale, 0.40% dated 6/30/16, due 7/1/16(4)	UMB Bank N.A., 0.40% dated 6/30/16, due 7/1/16(5)
ProFund VP Small-Cap	$102,000	$1,038,000	$414,000	$2,494,000	$1,189,000
ProFund VP Dow 30	3,000	51,000	19,000	126,000	69,000
ProFund VP NASDAQ-100	378,000	3,796,000	1,518,000	9,113,000	4,323,000
ProFund VP Mid-Cap Growth	—	8,000	3,000	20,000	11,000
ProFund VP Small-Cap Value	2,000	28,000	11,000	69,000	36,000
ProFund VP Small-Cap Growth	—	5,000	2,000	12,000	7,000
ProFund VP Asia 30	2,000	21,000	8,000	50,000	25,000
ProFund VP International	120,000	1,224,000	489,000	2,941,000	1,403,000
ProFund VP Emerging Markets	34,000	344,000	137,000	828,000	399,000
ProFund VP Japan	160,000	1,604,000	641,000	3,851,000	1,827,000
ProFund VP UltraBull	77,000	782,000	312,000	1,878,000	897,000
ProFund VP UltraMid-Cap	96,000	973,000	388,000	2,337,000	1,114,000
ProFund VP UltraSmall-Cap	60,000	624,000	249,000	1,501,000	720,000
ProFund VP UltraNASDAQ-100	203,000	2,050,000	818,000	4,925,000	2,344,000
ProFund VP Bear	221,000	2,218,000	886,000	5,327,000	2,528,000
ProFund VP Short Mid-Cap	6,000	70,000	27,000	172,000	88,000
ProFund VP Short Small-Cap	60,000	614,000	244,000	1,476,000	707,000
ProFund VP Short Dow 30	—	9,000	3,000	27,000	20,000
ProFund VP Short NASDAQ-100	69,000	710,000	282,000	1,707,000	816,000
ProFund VP Short International	57,000	582,000	231,000	1,399,000	670,000
ProFund VP Short Emerging Markets	42,000	434,000	172,000	1,044,000	501,000
ProFund VP UltraShort Dow 30	—	3,000	1,000	11,000	12,000
ProFund VP UltraShort NASDAQ-100	43,000	450,000	179,000	1,083,000	522,000
ProFund VP Banks	—	6,000	2,000	15,000	10,000
ProFund VP Basic Materials	—	1,000	—	3,000	3,000
ProFund VP Biotechnology	—	3,000	1,000	8,000	5,000
ProFund VP Consumer Goods	—	7,000	3,000	19,000	11,000
ProFund VP Consumer Services	—	2,000	—	5,000	5,000
ProFund VP Financials	1,000	16,000	6,000	38,000	20,000
ProFund VP Health Care	6,000	67,000	27,000	162,000	80,000
ProFund VP Industrials	—	7,000	2,000	17,000	11,000
ProFund VP Internet	—	6,000	2,000	16,000	11,000
ProFund VP Oil & Gas	9,000	97,000	39,000	234,000	113,000
ProFund VP Precious Metals	913,000	9,136,000	3,654,000	21,928,000	10,388,000
ProFund VP Semiconductor	—	3,000	1,000	8,000	5,000
ProFund VP Technology	—	4,000	1,000	10,000	8,000
ProFund VP Telecommunications	4,000	41,000	16,000	100,000	49,000
ProFund VP Utilities	—	9,000	3,000	23,000	14,000
ProFund VP U.S. Government Plus	605,000	6,068,000	2,426,000	14,565,000	6,904,000
ProFund VP Rising Rates Opportunity	242,000	2,441,000	975,000	5,859,000	2,783,000
ProFund VP Falling U.S. Dollar	9,000	109,000	43,000	265,000	133,000
ProFund VP Government Money Market	3,786,000	37,864,000	15,145,000	90,874,000	43,028,000
	$8,429,000	$84,744,000	$33,865,000	$203,468,000	$96,574,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of June 30, 2016 as follows:

(1)   U.S. Treasury Notes, 2.25%, due 11/15/24, total value of $8,601,462.

(2)   U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at June 30, 2016, 1.722% to 2.298%, due 11/15/27 to 11/15/41, which had an aggregate value of $86,444,882.

(3)   U.S. Treasury Inflation-Protected Securities (TIPS), 0.375% due 7/15/23, total value $34,546,614.

(4)   U.S. Treasury Inflation-Protected Securities (TIPS), 0.625% due 1/15/24, total value $207,542,502.

(5)   U.S. Treasury Notes, 1.00% to 3.25%, due 9/30/16 to 12/31/16, Federal Farm Credit Banks, 4.875%, due 1/17/17, Federal Home Loan Banks, 1.625%, due 12/9/16, Federal Home Loan Mortgage Corp., 2.00%, due 8/25/16, Federal National Mortgage Association, 0.625% to 1.375%, due 8/26/16 to 4/27/17, which had an aggregate value of $98,568,777.

316 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2016, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the period ended June 30, 2016. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with derivative positions in the ProFund VP Emerging Markets, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor and ProFund VP Telecommunications was 9%, 9%, 9%, 14%, 7% and 16%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2016.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 317

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no

318 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of June 30, 2016, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 319 collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2016, the collateral posted by counterparties consisted of U.S. Treasury securities and/or cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$—	$1,209,895	$—	$102,686	$—	$—
ProFund VP Mid-Cap	—	714,681	—	48,359	—	—
ProFund VP Small-Cap	—	316,884	—	—	—	—
ProFund VP Dow 30	—	12,268	—	—	—	—
ProFund VP NASDAQ-100	—	714,502	—	250,422	—	—
ProFund VP International	—	397,323	—	—	—	—
ProFund VP Emerging Markets	—	94,428	—	—	—	—
ProFund VP Japan	—	—	—	293,441	—	—
ProFund VP UltraBull	—	844,261	—	2,833	—	—
ProFund VP UltraMid-Cap	—	1,659,666	—	24,180	—	—
ProFund VP UltraSmall-Cap	—	963,299	—	37,416	—	—
ProFund VP UltraNASDAQ-100	—	3,646,934	—	112,028	—	—
ProFund VP Bear	8,422	—	—	—	447,300	—
ProFund VP Short Mid-Cap	—	—	—	—	22,395	—
ProFund VP Short Small-Cap	2,573	—	—	—	152,378	—
ProFund VP Short Dow 30	—	—	—	—	2,628	—
ProFund VP Short NASDAQ-100	—	—	—	13,694	172,204	—
ProFund VP Short International	—	—	—	—	180,923	—
ProFund VP Short Emerging Markets	—	—	—	—	151,765	—
ProFund VP UltraShort Dow 30	—	—	—	—	2,769	—
ProFund VP UltraShort NASDAQ-100	1,392	—	—	—	142,613	—
ProFund VP Banks	—	—	—	—	137	—
ProFund VP Basic Materials	—	—	—	—	166	—
ProFund VP Biotechnology	—	—	—	—	2,220	—
ProFund VP Oil & Gas	—	—	—	—	444	—
ProFund VP Pharmaceuticals	—	—	—	—	1,272	—
ProFund VP Precious Metals	—	4,432,254	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	64	—
ProFund VP Telecommunications	—	—	—	—	1,236	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	24,103	—	—	22,802

320 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	$—	$2,305,534	$—	$—	$—	$—
ProFund VP Rising Rates Opportunity	—	—	—	—	704,419	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$66,498	$(2,355,945)	$—	$1,408,575
ProFund VP Mid-Cap	257,100	1,030,321	—	751,251
ProFund VP Small-Cap	(35,920)	(342,656)	—	396,494
ProFund VP Dow 30	(2,407)	(105,505)	—	24,901
ProFund VP NASDAQ-100	(279,988)	(3,296,546)	—	681,968
ProFund VP International	—	(702,588)	—	459,538
ProFund VP Emerging Markets	—	(55,546)	—	95,718
ProFund VP Japan	(3,034,777)	—	—	616,447
ProFund VP UltraBull	(15,882)	(1,275,245)	—	981,170
ProFund VP UltraMid-Cap	276,508	433,346	—	2,056,970
ProFund VP UltraSmall-Cap	56,342	(1,880,758)	—	1,206,297
ProFund VP UltraNASDAQ-100	(389,131)	(8,195,843)	—	4,102,399
ProFund VP Bear	(53,893)	(563,331)	—	(471,324)
ProFund VP Short Mid-Cap	—	(91,079)	—	(16,979)
ProFund VP Short Small-Cap	(14,410)	(166,974)	—	(133,842)
ProFund VP Short Dow 30	—	(1,105)	—	(2,792)
ProFund VP Short NASDAQ-100	2,999	(135,333)	—	(202,375)
ProFund VP Short International	—	60,317	—	(192,472)
ProFund VP Short Emerging Markets	—	(157,395)	—	(214,629)
ProFund VP UltraShort Dow 30	531	(55,787)	—	12,288
ProFund VP UltraShort NASDAQ-100	(5,091)	(73,207)	—	(159,763)
ProFund VP Banks	—	(49,546)	—	134
ProFund VP Basic Materials	—	—	—	(166)
ProFund VP Biotechnology	—	(150,487)	—	36
ProFund VP Oil & Gas	—	(44,138)	—	(176)
ProFund VP Pharmaceuticals	—	(83,615)	—	204
ProFund VP Precious Metals	—	17,428,786	—	4,788,653
ProFund VP Semiconductor	—	(11,762)	—	86
ProFund VP Telecommunications	—	(30,545)	—	(774)
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	21,527	(3,695)
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	52,803	3,546,906	—	2,452,555
ProFund VP Rising Rates Opportunity	18,554	(1,583,199)	—	(810,946)

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 321

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements and forward currency contracts at June 30, 2016. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Bull
Swap Agreements — Goldman Sachs International	$316,930	$(120,417)	$—	$196,513
Swap Agreements — UBS AG	892,965	(653,526)	—	239,439
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	257,664	—	—	257,664
Swap Agreements — UBS AG	457,017	(320,064)	—	136,953
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	83,526	—	—	83,526
Swap Agreements — UBS AG	233,358	—	—	233,358
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	1,272	—	—	1,272
Swap Agreements — UBS AG	10,996	—	—	10,996
ProFund VP NASDAQ-100
Swap Agreements — Goldman Sachs International	510,107	(321,112)	—	188,995
Swap Agreements — UBS AG	204,395	—	—	204,395
ProFund VP International
Swap Agreements — Goldman Sachs International	226,696	—	—	226,696
Swap Agreements — UBS AG	170,627	—	—	170,627
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	59,308	—	—	59,308
Swap Agreements — UBS AG	35,120	—	—	35,120
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	516,254	(250,341)	—	265,913
Swap Agreements — UBS AG	328,007	(328,007)	—	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	794,586	(280,973)	—	513,613
Swap Agreements — UBS AG	865,080	(594,685)	—	270,395
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	215,898	—	—	215,898
Swap Agreements — UBS AG	747,401	(553,668)	—	193,733
ProFund VP UltraNASDAQ-100
Swap Agreements — Goldman Sachs International	1,718,009	(954,886)	—	763,123
Swap Agreements — UBS AG	1,928,925	—	(990,000)	938,925
ProFund VP Bear
Swap Agreements — Goldman Sachs International	(354,178)	354,178	—	—
Swap Agreements — UBS AG	(93,122)	93,122	—	—
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(2,674)	2,674	—	—
Swap Agreements — UBS AG	(19,721)	19,721	—	—
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	(84,968)	84,968	—	—
Swap Agreements — UBS AG	(67,410)	67,410	—	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(172)	172	—	—
Swap Agreements — UBS AG	(2,456)	2,456	—	—
ProFund VP Short NASDAQ-100
Swap Agreements — Goldman Sachs International	(72,552)	72,552	—	—
Swap Agreements — UBS AG	(99,652)	99,652	—	—
ProFund VP Short International
Swap Agreements — Goldman Sachs International	(23,975)	10,000	—	(13,975)
Swap Agreements — UBS AG	(156,948)	156,948	—	—

322 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	$(58,788)	$58,788	$—	$—
Swap Agreements — UBS AG	(92,977)	92,977	—	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(1,680)	1,680	—	—
Swap Agreements — UBS AG	(1,089)	1,089	—	—
ProFund VP UltraShort NASDAQ-100
Swap Agreements — Goldman Sachs International	(101,311)	101,311	—	—
Swap Agreements — UBS AG	(41,302)	41,302	—	—
ProFund VP Banks
Swap Agreements — Goldman Sachs International	(137)	—	—	(137)
ProFund VP Basic Materials
Swap Agreements — Goldman Sachs International	(166)	—	—	(166)
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(2,220)	—	—	(2,220)
ProFund VP Oil & Gas
Swap Agreements — Goldman Sachs International	(444)	—	—	(444)
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(1,272)	—	(1,272)
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	2,106,427	(1,277,863)	—	828,564
Swap Agreements — UBS AG	2,325,827	(1,866,402)	—	459,425
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(64)	—	—	(64)
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(1,236)	—	—	(1,236)
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	1,690,975	(1,690,975)	—	—
Swap Agreements — Societe’ Generale	614,559	—	—	614,559
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(343,160)	130,000	—	(213,160)
Swap Agreements — Societe’ Generale	(361,259)	361,259	—	—
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	4,114
(Depreciation)	(5,507)
Net Depreciation	(1,393)	1,393	—	—
Forward Currency Contracts — UBS AG
Appreciation	19,989
(Depreciation)	(17,295)
Net Appreciation	2,694	—	—	2,694

*                 The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**          Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 323 among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Government Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S. Government Plus and ProFund VP Government Money Market declare dividends from net investment income daily, if any and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

•        Level 1—quoted prices in active markets for identical assets

•        Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•        Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. As of June 30, 2016, there are no significant transfers between fair value hierarchy levels.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure

324 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$36,633,202	$—	$—	$—	$36,633,202	$—
Repurchase Agreements	—	—	40,790,000	—	40,790,000	—
Futures Contracts	—	(102,686)	—	—	—	(102,686)
Swap Agreements	—	—	—	1,209,895	—	1,209,895
Total	$36,633,202	$(102,686)	$40,790,000	$1,209,895	$77,423,202	$1,107,209

ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$15,726,000	$—	$15,726,000	$—
Futures Contracts	—	(48,359)	—	—	—	(48,359)
Swap Agreements	—	—	—	714,681	—	714,681
Total	$—	$(48,359)	$15,726,000	$714,681	$15,726,000	$666,322

ProFund VP Small-Cap
Common Stocks
Real Estate Investment Trusts	$475,035	$—	$100	$—	$475,135	$—
All Other Common Stocks	4,158,383	—	—	—	4,158,383	—
Contingent Rights*	—	—	1,482	—	1,482	—
Repurchase Agreements	—	—	5,237,000	—	5,237,000	—
Swap Agreements	—	—	—	316,884	—	316,884
Total	$4,633,418	$—	$5,238,582	$316,884	$9,872,000	$316,884

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 325

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$268,000	$—	$268,000	$—
Swap Agreements	—	—	—	12,268	—	12,268
Total	$—	$—	$268,000	$12,268	$268,000	$12,268

ProFund VP NASDAQ-100
Common Stocks	$31,188,078	$—	$—	$—	$31,188,078	$—
Repurchase Agreements	—	—	19,128,000	—	19,128,000	—
Futures Contracts	—	(250,422)	—	—	—	(250,422)
Swap Agreements	—	—	—	714,502	—	714,502
Total	$31,188,078	$(250,422)	$19,128,000	$714,502	$50,316,078	$464,080

ProFund VP Large-Cap Value
Common Stocks	$18,750,129	$—	$—	$—	$18,750,129	$—
Total	$18,750,129	$—	$—	$—	$18,750,129	$—

ProFund VP Large-Cap Growth
Common Stocks	$25,455,095	$—	$—	$—	$25,455,095	$—
Total	$25,455,095	$—	$—	$—	$25,455,095	$—

ProFund VP Mid-Cap Value
Common Stocks	$18,878,763	$—	$—	$—	$18,878,763	$—
Total	$18,878,763	$—	$—	$—	$18,878,763	$—

ProFund VP Mid-Cap Growth
Common Stocks	$18,144,507	$—	$—	$—	$18,144,507	$—
Repurchase Agreements	—	—	42,000	—	42,000	—
Total	$18,144,507	$—	$42,000	$—	$18,186,507	$—

ProFund VP Small-Cap Value
Common Stocks	$22,349,302	$—	$—	$—	$22,349,302	$—
Repurchase Agreements	—	—	146,000	—	146,000	—
Total	$22,349,302	$—	$146,000	$—	$22,495,302	$—

ProFund VP Small-Cap Growth
Common Stocks	$20,581,628	$—	$—	$—	$20,581,628	$—
Repurchase Agreements	—	—	26,000	—	26,000	—
Total	$20,581,628	$—	$26,000	$—	$20,607,628	$—

ProFund VP Asia 30
Common Stocks	$20,952,020	$—	$—	$—	$20,952,020	$—
Repurchase Agreements	—	—	106,000	—	106,000	—
Total	$20,952,020	$—	$106,000	$—	$21,058,020	$—

ProFund VP Europe 30
Common Stocks	$22,742,882	$—	$—	$—	$22,742,882	$—
Total	$22,742,882	$—	$—	$—	$22,742,882	$—

ProFund VP International
Repurchase Agreements	$—	$—	$6,177,000	$—	$6,177,000	$—
Swap Agreements	—	—	—	397,323	—	397,323
Total	$—	$—	$6,177,000	$397,323	$6,177,000	$397,323

ProFund VP Emerging Markets
Common Stocks	$10,569,355	$—	$—	$—	$10,569,355	$—
Preferred Stocks	1,022,907	—	—	—	1,022,907	—
Repurchase Agreements	—	—	1,742,000	—	1,742,000	—
Swap Agreements	—	—	—	94,428	—	94,428
Total	$11,592,262	$—	$1,742,000	$94,428	$13,334,262	$94,428

326 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Japan
Repurchase Agreements	$—	$—	$8,083,000	$—	$8,083,000	$—
Futures Contracts	—	(293,441)	—	—	—	(293,441)
Total	$—	$(293,441)	$8,083,000	$—	$8,083,000	$(293,441)

ProFund VP UltraBull
Common Stocks	$10,257,295	$—	$—	$—	$10,257,295	$—
Repurchase Agreements	—	—	3,946,000	—	3,946,000	—
Futures Contracts	—	(2,833)	—	—	—	(2,833)
Swap Agreements	—	—	—	844,261	—	844,261
Total	$10,257,295	$(2,833)	$3,946,000	$844,261	$14,203,295	$841,428

ProFund VP UltraMid-Cap
Common Stocks	$12,065,877	$—	$—	$—	$12,065,877	$—
Repurchase Agreements	—	—	4,908,000	—	4,908,000	—
Futures Contracts	—	(24,180)	—	—	—	(24,180)
Swap Agreements	—	—	—	1,659,666	—	1,659,666
Total	$12,065,877	$(24,180)	$4,908,000	$1,659,666	$16,973,877	$1,635,486

ProFund VP UltraSmall-Cap
Common Stocks
Real Estate Investment Trusts	$969,075	$—	$216	$—	$969,291	$—
All Other Common Stocks	8,483,097	—	—	—	8,483,097	—
Contingent Rights*	—	—	3,095	—	3,095	—
Repurchase Agreements	—	—	3,154,000	—	3,154,000	—
Futures Contracts	—	(37,416)	—	—	—	(37,416)
Swap Agreements	—	—	—	963,299	—	963,299
Total	$9,452,172	$(37,416)	$3,157,311	$963,299	$12,609,483	$925,883

ProFund VP UltraNASDAQ-100
Common Stocks	$36,386,091	$—	$—	$—	$36,386,091	$—
Repurchase Agreements	—	—	10,340,000	—	10,340,000	—
Futures Contracts	—	(112,028)	—	—	—	(112,028)
Swap Agreements	—	—	—	3,646,934	—	3,646,934
Total	$36,386,091	$(112,028)	$10,340,000	$3,646,934	$46,726,091	$3,534,906

ProFund VP Bear
Repurchase Agreements	$—	$—	$11,180,000	$—	$11,180,000	$—
Futures Contracts	—	8,422	—	—	—	8,422
Swap Agreements	—	—	—	(447,300)	—	(447,300)
Total	$—	$8,422	$11,180,000	$(447,300)	$11,180,000	$(438,878)

ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$363,000	$—	$363,000	$—
Swap Agreements	—	—	—	(22,395)	—	(22,395)
Total	$—	$—	$363,000	$(22,395)	$363,000	$(22,395)

ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$3,101,000	$—	$3,101,000	$—
Futures Contracts	—	2,573	—	—	—	2,573
Swap Agreements	—	—	—	(152,378)	—	(152,378)
Total	$—	$2,573	$3,101,000	$(152,378)	$3,101,000	$(149,805)

ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$59,000	$—	$59,000	$—
Swap Agreements	—	—	—	(2,628)	—	(2,628)
Total	$—	$—	$59,000	$(2,628)	$59,000	$ .(2,628)

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 327

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$3,584,000	$—	$3,584,000	$—
Futures Contracts	—	(13,694)	—	—	—	(13,694)
Swap Agreements	—	—	—	(172,204)	—	(172,204)
Total	$—	$(13,694)	$3,584,000	$(172,204)	$3,584,000	$(185,898)

ProFund VP Short International
Repurchase Agreements	$—	$—	$2,939,000	$—	$2,939,000	$—
Swap Agreements	—	—	—	(180,923)	—	(180,923)
Total	$—	$—	$2,939,000	$(180,923)	$2,939,000	$(180,923)

ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$2,193,000	$—	$2,193,000	$—
Swap Agreements	—	—	—	(151,765)	—	(151,765)
Total	$—	$—	$2,193,000	$(151,765)	$2,193,000	$(151,765)

ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$27,000	$—	$27,000	$—
Swap Agreements	—	—	—	(2,769)	—	(2,769)
Total	$—	$—	$27,000	$(2,769)	$27,000	$(2,769)

ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$2,277,000	$—	$2,277,000	$—
Futures Contracts	—	1,392	—	—	—	1,392
Swap Agreements	—	—	—	(142,613)	—	(142,613)
Total	$—	$1,392	$2,277,000	$(142,613)	$2,277,000	$(141,221)

ProFund VP Banks
Common Stocks	$3,090,362	$—	$—	$—	$3,090,362	$—
Repurchase Agreements	—	—	33,000	—	33,000	—
Swap Agreements	—	—	—	(137)	—	(137)
Total	$3,090,362	$—	$33,000	$(137)	$3,123,362	$(137)

ProFund VP Basic Materials
Common Stocks	$18,935,775	$—	$—	$—	$18,935,775	$—
Repurchase Agreements	—	—	7,000	—	7,000	—
Swap Agreements	—	—	—	(166)	—	(166)
Total	$18,935,775	$—	$7,000	$(166)	$18,942,775	$(166)

ProFund VP Biotechnology
Common Stocks	$44,475,013	$—	$—	$—	$44,475,013	$—
Contingent Right	—	—	16,099	—	16,099	—
Repurchase Agreements	—	—	17,000	—	17,000	—
Swap Agreements	—	—	—	(2,220)	—	(2,220)
Total	$44,475,013	$—	$33,099	$(2,220)	$44,508,112	$(2,220)

ProFund VP Consumer Goods
Common Stocks	$26,169,152	$—	$—	$—	$26,169,152	$—
Repurchase Agreements	—	—	40,000	—	40,000	—
Total	$26,169,152	$—	$40,000	$—	$26,209,152	$—

ProFund VP Consumer Services
Common Stocks	$29,113,637	$—	$—	$—	$29,113,637	$—
Repurchase Agreements	—	—	12,000	—	12,000	—
Total	$29,113,637	$—	$12,000	$—	$29,125,637	$—

ProFund VP Financials
Common Stocks	$26,275,497	$—	$—	$—	$26,275,497	$—
Repurchase Agreements	—	—	81,000	—	81,000	—
Total	$26,275,497	$—	$81,000	$—	$26,356,497	$—

328 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Health Care
Common Stocks	$59,386,507	$—	$—	$—	$59,386,507	$—
Contingent Right	—	—	4,125	—	4,125	—
Repurchase Agreements	—	—	342,000	—	342,000	—
Total	$59,386,507	$—	$346,125	$—	$59,732,632	$—

ProFund VP Industrials
Common Stocks	$18,354,737	$—	$—	$—	$18,354,737	$—
Repurchase Agreements	—	—	37,000	—	37,000	—
Total	$18,354,737	$—	$37,000	$—	$18,391,737	$—

ProFund VP Internet
Common Stocks	$11,092,222	$—	$—	$—	$11,092,222	$—
Repurchase Agreements	—	—	35,000	—	35,000	—
Total	$11,092,222	$—	$35,000	$—	$11,127,222	$—

ProFund VP Oil & Gas
Common Stocks	$50,442,705	$—	$—	$—	$50,442,705	$—
Repurchase Agreements	—	—	492,000	—	492,000	—
Swap Agreements	—	—	—	(444)	—	(444)
Total	$50,442,705	$—	$492,000	$(444)	$50,934,705	$(444)

ProFund VP Pharmaceuticals
Common Stocks	$13,926,952	$—	$—	$—	$13,926,952	$—
Swap Agreements	—	—	—	(1,272)	—	(1,272)
Total	$13,926,952	$—	$—	$(1,272)	$13,926,952	$(1,272)

ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$46,019,000	$—	$46,019,000	$—
Swap Agreements	—	—	—	4,432,254	—	4,432,254
Total	$—	$—	$46,019,000	$4,432,254	$46,019,000	$4,432,254

ProFund VP Real Estate
Common Stocks	$21,110,603	$—	$—	$—	$21,110,603	$—
Total	$21,110,603	$—	$—	$—	$21,110,603	$—

ProFund VP Semiconductor
Common Stocks	$1,765,808	$—	$—	$—	$1,765,808	$—
Repurchase Agreements	—	—	17,000	—	17,000	—
Swap Agreements	—	—	—	(64)	—	(64)
Total	$1,765,808	$—	$17,000	$(64)	$1,782,808	$(64)

ProFund VP Technology
Common Stocks	$15,475,692	$—	$—	$—	$15,475,692	$—
Repurchase Agreements	—	—	23,000	—	23,000	—
Total	$15,475,692	$—	$23,000	$—	$15,498,692	$—

ProFund VP Telecommunications
Common Stocks	$11,295,393	$—	$—	$—	$11,295,393	$—
Repurchase Agreements	—	—	210,000	—	210,000	—
Swap Agreements	—	—	—	(1,236)	—	(1,236)
Total	$11,295,393	$—	$210,000	$(1,236)	$11,505,393	$(1,236)

ProFund VP Utilities
Common Stocks	$59,596,223	$—	$—	$—	$59,596,223	$—
Repurchase Agreements	—	—	49,000	—	49,000	—
Total	$59,596,223	$—	$49,000	$—	$59,645,223	$—

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 329

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$13,605,406	$—	$13,605,406	$—
Repurchase Agreements	—	—	30,568,000	—	30,568,000	—
Swap Agreements	—	—	—	2,305,534	—	2,305,534
Total	$—	$—	$44,173,406	$2,305,534	$44,173,406	$2,305,534
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$12,300,000	$—	$12,300,000	$—
Swap Agreements	—	—	—	(704,419)	—	(704,419)
Total	$—	$—	$12,300,000	$(704,419)	$12,300,000	$(704,419)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$559,000	$—	$559,000	$—
Forward Currency Contracts	—	—	—	1,301	—	1,301
Total	$—	$—	$559,000	$1,301	$559,000	$1,301
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$33,863,132	$—	$33,863,132	$—
Repurchase Agreements	—	—	190,697,000	—	190,697,000	—
Total	$—	$—	$224,560,132	$—	$224,560,132	$—

^                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                 Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. contingent rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Related Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the period ended June 30, 2016, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) (formerly SunGard Investor Services LLC) acts as transfer agent for the Trust. For these services, the ProFunds VP pay FIS a base fee, service charges, fees based on the number of VP funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2016 for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $270,430 for the period ended June 30, 2016.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

330 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the period ended June 30, 2016, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $104,956 for the period ended June 30, 2016.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2016, actual Trustee compensation was $295,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2017.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2016, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Total
ProFund VP Bull	$21,744	$—	$96,110	$—	$117,854
ProFund VP Mid-Cap	—	—	8,481	—	8,481
ProFund VP Small-Cap	23,136	10,296	25,619	—	59,051
ProFund VP NASDAQ-100	30,372	19,368	73,762	—	123,502
ProFund VP Large-Cap Value	32,821	22,534	1,648	637	57,640
ProFund VP Large-Cap Growth	32,434	9,311	3,388	—	45,133
ProFund VP Mid-Cap Value	34,087	30,334	1,935	727	67,083
ProFund VP Mid-Cap Growth	27,673	25,201	6,153	570	59,597
ProFund VP Small-Cap Value	79,793	37,287	2,880	3,168	123,128
ProFund VP Small-Cap Growth	66,017	17,064	9,497	—	92,578
ProFund VP Asia 30	26,140	7,353	64,209	984	98,686
ProFund VP Europe 30	15,261	—	45,434	6,434	67,129
ProFund VP International	2,009	—	11,832	—	13,841
ProFund VP Emerging Markets	15,960	18,729	21,560	1,781	58,030
ProFund VP Japan	28,685	1,535	2,471	761	33,452
ProFund VP UltraBull	44,815	—	—	—	44,815
ProFund VP UltraMid-Cap	15,026	13,226	—	—	28,252
ProFund VP UltraSmall-Cap	36,981	5,494	44,693	—	87,168
ProFund VP UltraNASDAQ-100	3,188	—	60,894	—	64,082
ProFund VP Bear	8,526	7,741	—	—	16,267
ProFund VP Short Mid-Cap	5,022	6,560	—	—	11,582
ProFund VP Short Small-Cap	2,864	8,432	899	262	12,457
ProFund VP Short Dow 30	5,187	6,283	572	2	12,044
ProFund VP Short NASDAQ-100	2,276	9,587	2,414	241	14,518
ProFund VP Short International	4,320	4,996	—	—	9,316
ProFund VP Short Emerging Markets	5,977	5,462	—	—	11,439
ProFund VP UltraShort Dow 30	4,132	7,240	—	—	11,372
ProFund VP UltraShort NASDAQ-100	867	5,493	—	—	6,360
ProFund VP Banks	7,855	8,172	—	—	16,027
ProFund VP Basic Materials	2,946	9,315	24,442	—	36,703
ProFund VP Consumer Goods	13,429	8,669	433	—	22,531
ProFund VP Consumer Services	35,642	—	35,995	—	71,637

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 331

	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Total
ProFund VP Financials	$32,591	$13,804	$29,633	$—	$76,028
ProFund VP Health Care	18,174	—	7,852	—	26,026
ProFund VP Industrials	26,189	1,769	9,657	—	37,615
ProFund VP Internet	1,724	3,300	—	—	5,024
ProFund VP Oil & Gas	39,709	50,670	4,091	4,243	98,713
ProFund VP Pharmaceuticals	12,436	—	26,359	—	38,795
ProFund VP Precious Metals	7,037	24,566	25,204	2,478	59,285
ProFund VP Real Estate	12,349	7,562	3,646	—	23,557
ProFund VP Semiconductor	6,314	2,482	990	—	9,786
ProFund VP Telecommunications	7,019	8,736	13,684	—	29,439
ProFund VP Utilities	27,932	30,103	23,509	5,554	87,098
ProFund VP U.S. Government Plus	5,034	22,544	26,154	5,137	58,869
ProFund VP Rising Rates Opportunity	20,731	—	—	—	20,731
ProFund VP Falling U.S. Dollar	10,081	2,466	1,096	12,286	25,929

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2017 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Government Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2016, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Total
ProFund VP Government Money Market	$2,172,517	$2,189,720	$2,200,194	$276,543	$6,838,974

The ProFunds VP are permitted to purchase and sell securities (“cross trade”) from and to other funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross trade of securities by the respective ProFund VP from or to another fund that is or could be considered an affiliate of the ProFund VP under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended June 30, 2016, the ProFund VP engaged in the following cross trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
ProFund VP Large-Cap Value	$3,652,024	$4,626,801	$(104,909)
ProFund VP Large-Cap Growth	2,386,393	2,706,406	10,385
ProFund VP Mid-Cap Value	2,395,218	1,271,508	(6,463)
ProFund VP Mid-Cap Growth	899,658	1,056,388	(9,548)
ProFund VP Small-Cap Value	3,109,635	875,672	(49,201)
ProFund VP Small-Cap Growth	1,509,829	1,891,683	(52,863)
ProFund VP UltraMid-Cap	3,135,737	—	—

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2016 were as follows:

	Purchases	Sales
ProFund VP Bull	$854,380	$906,005
ProFund VP Small-Cap	670,595	812,367
ProFund VP NASDAQ-100	921,158	744,297
ProFund VP Large-Cap Value	14,718,927	15,044,011
ProFund VP Large-Cap Growth	20,971,488	30,715,993
ProFund VP Mid-Cap Value	14,890,996	12,139,932
ProFund VP Mid-Cap Growth	16,783,189	25,927,768
ProFund VP Small-Cap Value	20,848,335	20,023,403
ProFund VP Small-Cap Growth	15,306,381	22,433,805

332 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

	Purchases	Sales
ProFund VP Asia 30	$5,678,357	$10,474,412
ProFund VP Europe 30	13,124,663	15,557,604
ProFund VP Emerging Markets	9,742,465	7,126,242
ProFund VP UltraBull	118,357,359	125,483,382
ProFund VP UltraMid-Cap	45,413,518	46,364,189
ProFund VP UltraSmall-Cap	3,169,211	6,527,620
ProFund VP UltraNASDAQ-100	1,087,248	9,719,172
ProFund VP Banks	9,430,610	11,657,728
ProFund VP Basic Materials	12,459,510	7,254,908
ProFund VP Biotechnology	44,649,258	52,456,793
ProFund VP Consumer Goods	17,655,511	17,203,054
ProFund VP Consumer Services	8,858,470	13,841,504
ProFund VP Financials	8,612,272	23,125,377
ProFund VP Health Care	6,889,526	23,393,805
ProFund VP Industrials	15,430,881	13,784,835
ProFund VP Internet	5,009,838	12,951,037
ProFund VP Oil & Gas	19,595,539	13,131,835
ProFund VP Pharmaceuticals	24,138,751	28,883,618
ProFund VP Real Estate	14,128,247	16,584,219
ProFund VP Semiconductor	6,461,164	7,944,775
ProFund VP Technology	5,334,982	12,764,000
ProFund VP Telecommunications	38,651,488	34,734,726
ProFund VP Utilities	37,719,885	17,948,947

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2016 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$25,485,050	$25,443,922

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts), which may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested. In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark. Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 333 of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP

334 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2015				Year Ended December 31, 2014
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Bull	$1,182,850	$177,103	$—	$1,359,953	$1,803,253	$1,174,548	$—	$2,977,801
ProFund VP Mid-Cap	775,820	111,972	—	887,792	4,604,212	553,806	—	5,158,018
ProFund VP Small-Cap	—	440,866	—	440,866	1,824,938	459,670	—	2,284,608
ProFund VP Dow 30	—	14,292	—	14,292	158,405	5,313	—	163,718
ProFund VP NASDAQ-100	5,513,784	1,540,991	—	7,054,775	—	2,060,179	—	2,060,179
ProFund VP Large-Cap Value	224,826	—	—	224,826	184,025	—	—	184,025
ProFund VP Large-Cap Growth	—	—	—	—	35,982	—	—	35,982
ProFund VP Mid-Cap Value	24,812	891,445	—	916,257	32,312	—	—	32,312
ProFund VP Mid-Cap Growth	43,732	4,789,295	—	4,833,027	—	2,182,548	—	2,182,548
ProFund VP Small-Cap Value	—	2,476,250	—	2,476,250	—	1,172,153	—	1,172,153
ProFund VP Small-Cap Growth	—	4,962,889	—	4,962,889	1,751,137	2,190,223	—	3,941,360
ProFund VP Asia 30	89,913	1,668,413	—	1,758,326	27,095	—	—	27,095
ProFund VP Europe 30	1,592,186	—	—	1,592,186	554,073	—	—	554,073
ProFund VP International	—	—	—	—	1,189,021	—	—	1,189,021
ProFund VP Emerging Markets	155,202	—	—	155,202	43,074	—	—	43,074

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 335

	Year Ended December 31, 2015				Year Ended December 31, 2014
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Japan	$—	$—	$—	$—	$2,253,368	$3,914,669	$—	$6,168,037
ProFund VP UltraBull	5,178,957	1,004,863	—	6,183,820	9,951,571	644,438	—	10,596,009
ProFund VP UltraMid-Cap	1,658,291	1,907,087	—	3,565,378	—	—	—	—
ProFund VP UltraSmall-Cap	—	843,968	—	843,968	3,715,630	1,246,307	—	4,961,937
ProFund VP UltraNASDAQ-100	8,970,338	723,644	—	9,693,982	—	—	—	—
ProFund VP Banks	15,650	—	—	15,650	8,043	—	—	8,043
ProFund VP Basic Materials	99,239	—	—	99,239	179,445	—	—	179,445
ProFund VP Biotechnology	2,562,951	462,365	—	3,025,316	3,640,453	297,218	—	3,937,671
ProFund VP Consumer Goods	176,420	—	—	176,420	143,858	—	—	143,858
ProFund VP Consumer Services	—	4,511,653	—	4,511,653	26,756	—	—	26,756
ProFund VP Financials	103,774	—	—	103,774	77,054	—	—	77,054
ProFund VP Health Care	—	—	—	—	48,831	—	—	48,831
ProFund VP Industrials	20,641	—	—	20,641	43,202	—	—	43,202
ProFund VP Internet	—	1,108,387	—	1,108,387	416,398	109,028	—	525,426
ProFund VP Oil & Gas	627,708	4,108,914	—	4,736,622	253,665	4,103,249	—	4,356,914
ProFund VP Pharmaceuticals	896,655	260,835	—	1,157,490	929,813	238,351	—	1,168,164
ProFund VP Real Estate	134,948	—	—	134,948	393,320	—	—	393,320
ProFund VP Semiconductor	136,102	—	—	136,102	7,582	—	—	7,582
ProFund VP Telecommunications	264,113	—	—	264,113	362,995	—	—	362,995
ProFund VP Utilities	843,762	192,452	—	1,036,214	783,791	—	—	783,791
ProFund VP U.S. Government Plus	—	—	—	—	61,853	—	75	61,928
ProFund VP Government Money Market	46,856	—	—	46,856	39,412	—	—	39,412

As of the most recent tax year ended December 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$—	$1,525,016	$—	$18,881,192	$20,406,208
ProFund VP Mid-Cap	423,311	—	(539,311)	(78,823)	(194,823)
ProFund VP Small-Cap	—	—	(468,563)	538,711	70,148
ProFund VP Dow 30	—	—	(1,536,415)	(12,633)	(1,549,048)
ProFund VP NASDAQ-100	8,457	2,035,650	—	19,340,426	21,384,533
ProFund VP Large-Cap Value	212,792	—	(2,041,730)	1,403,796	(425,142)
ProFund VP Large-Cap Growth	144,146	2,008,288	—	10,947,240	13,099,674
ProFund VP Mid-Cap Value	38,596	338,467	—	420,786	797,849
ProFund VP Mid-Cap Growth	—	1,189,519	—	5,055,526	6,245,045
ProFund VP Small-Cap Value	—	—	(3,295,276)	(456,360)	(3,751,636)
ProFund VP Small-Cap Growth	—	1,537,355	—	4,969,039	6,506,394
ProFund VP Asia 30	266,698	—	(123,353)	5,614,639	5,757,984
ProFund VP Europe 30	732,858	—	(4,532,574)	(2,369,658)	(6,169,374)
ProFund VP International	—	—	(2,338,721)	(62,215)	(2,400,936)
ProFund VP Emerging Markets	40,208	—	(7,128,171)	(433,408)	(7,521,371)
ProFund VP Japan	—	—	(2,149,109)	—	(2,149,109)
ProFund VP UltraBull	2,187,626	449,453	(591,291)	2,728,662	4,774,450
ProFund VP UltraMid-Cap	—	—	(358,281)	2,888,332	2,530,051
ProFund VP UltraSmall-Cap	—	—	(2,042,057)	1,487,251	(554,806)
ProFund VP UltraNASDAQ-100	2,777,766	2,337,481	(1,962,393)	18,249,451	21,402,305
ProFund VP Bear	—	—	(54,891,307)	32,934	(54,858,373)
ProFund VP Short Mid-Cap	55,816	—	(2,152,795)	(5,416)	(2,102,395)
ProFund VP Short Small-Cap	—	—	(3,765,913)	(17,319)	(3,783,232)
ProFund VP Short Dow 30	891	—	(42,043)	164	(40,988)
ProFund VP Short NASDAQ-100	—	—	(9,712,527)	15,511	(9,697,016)
ProFund VP Short International	—	—	(1,418,453)	11,549	(1,406,904)
ProFund VP Short Emerging Markets	—	—	(942,153)	62,864	(879,289)
ProFund VP UltraShort Dow 30	—	—	(826,361)	(15,057)	(841,418)
ProFund VP UltraShort NASDAQ-100	—	—	(4,452,358)	18,542	(4,433,816)
ProFund VP Banks	15,145	—	(14,036,235)	(267,289)	(14,288,379)
ProFund VP Basic Materials	88,518	—	(10,276,036)	2,676,045	(7,511,473)

336 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Biotechnology	$131,942	$783,136	$(1,445,474)	$26,777,072	$26,246,676
ProFund VP Consumer Goods	253,889	—	(371,308)	8,715,947	8,598,528
ProFund VP Consumer Services	—	285,131	—	12,463,204	12,748,335
ProFund VP Financials	106,102	—	(7,742,610)	6,877,298	(759,210)
ProFund VP Health Care	—	—	(2,172,530)	35,484,079	33,311,549
ProFund VP Industrials	35,290	—	(1,609,186)	5,035,155	3,461,259
ProFund VP Internet	23,668	814,534	—	5,346,764	6,184,966
ProFund VP Oil & Gas	645,268	—	(1,362,805)	10,859,352	10,141,815
ProFund VP Pharmaceuticals	219,392	1,335,279	(1,443,041)	5,055,051	5,166,681
ProFund VP Precious Metals	—	—	(78,993,215)	(356,399)	(79,349,614)
ProFund VP Real Estate	139,206	—	(112,485)	6,120,937	6,147,658
ProFund VP Semiconductor	6,864	—	(243,475)	839,272	602,661
ProFund VP Technology	—	—	(2,357,671)	8,995,142	6,637,471
ProFund VP Telecommunications	294,748	—	(748,125)	576,002	122,625
ProFund VP Utilities	750,145	1,400,502	—	13,176,437	15,327,084
ProFund VP U.S. Government Plus	—	—	(11,610,445)	(63,277)	(11,673,722)
ProFund VP Rising Rates Opportunity	—	—	(23,325,537)	106,527	(23,219,010)
ProFund VP Falling U.S. Dollar	—	—	(2,264,867)	—	(2,264,867)
ProFund VP Government Money Market	13,062	—	—	(1,440)	11,622

As of the most recent tax year ended December 31, 2015, the following ProFunds VP had net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Large-Cap Value	$—	$2,041,730	$—	$2,041,730
ProFund VP Europe 30	—	2,379,334	1,215,921	3,595,255
ProFund VP Bear	—	27,795,299	10,849,931	38,645,230
ProFund VP Banks	—	6,837,887	4,222,982	11,060,869
ProFund VP Basic Materials	7,376,344	647,115	2,252,577	10,276,036
ProFund VP Consumer Goods	—	371,308	—	371,308
ProFund VP Financials	3,730,786	3,025,224	986,600	7,742,610
ProFund VP Health Care	—	2,172,530	—	2,172,530
ProFund VP Industrials	—	1,609,186	—	1,609,186
ProFund VP Real Estate	—	—	112,485	112,485
ProFund VP Technology	2,121,701	—	—	2,121,701
ProFund VP Falling U.S. Dollar	1,990,078	—	55,790	2,045,868

CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Mid-Cap	$114,635	$—	$—	$114,635
ProFund VP Small-Cap Value	171,626	2,850,554	248,076	3,270,256
ProFund VP Japan	—	—	484,987	484,987
ProFund VP UltraBull	591,291	—	—	591,291
ProFund VP UltraSmall-Cap	2,015,660	—	—	2,015,660
ProFund VP UltraNASDAQ-100	1,962,393	—	—	1,962,393
ProFund VP Biotechnology	—	1,315,625	129,849	1,445,474
ProFund VP Pharmaceuticals	481,014	481,013	481,014	1,443,041
ProFund VP Semiconductor	243,475	—	—	243,475
ProFund VP Telecommunications	149,796	199,568	—	349,364
ProFund VP U.S. Government Plus	—	8,888,004	—	8,888,004

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 337

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Small-Cap	$468,563	$—	$468,563
ProFund VP Dow 30	36,222	1,289	37,511
ProFund VP Small-Cap Value	25,020	—	25,020
ProFund VP Asia 30	123,353	—	123,353
ProFund VP Europe 30	481,574	455,745	937,319
ProFund VP International	293,471	—	293,471
ProFund VP Emerging Markets	816,401	314,056	1,130,457
ProFund VP Japan	348,923	524,288	873,211
ProFund VP UltraMid-Cap	358,281	—	358,281
ProFund VP UltraSmall-Cap	26,397	—	26,397
ProFund VP Bear	15,284,511	961,566	16,246,077
ProFund VP Short Small-Cap	1,340,135	88,576	1,428,711
ProFund VP Short NASDAQ-100	608,303	6,447	614,750
ProFund VP Short International	21,380	—	21,380
ProFund VP Short Emerging Markets	26,654	—	26,654
ProFund VP UltraShort Dow 30	4,964	4,564	9,528
ProFund VP UltraShort NASDAQ-100	328,113	16,751	344,864
ProFund VP Banks	496,146	2,479,220	2,975,366
ProFund VP Oil & Gas	958,072	404,733	1,362,805
ProFund VP Precious Metals	78,993,215	—	78,993,215
ProFund VP Technology	235,970	—	235,970
ProFund VP Telecommunications	2,026	346,963	348,989
ProFund VP U.S. Government Plus	2,722,441	—	2,722,441
ProFund VP Falling U.S. Dollar	87,601	131,398	218,999

CLCFs not subject to expiration that are limited as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Mid-Cap	$424,676	$—	$424,676
ProFund VP Dow 30	1,483,965	14,939	1,498,904
ProFund VP International	2,045,250	—	2,045,250
ProFund VP Emerging Markets	2,293,899	3,703,815	5,997,714
ProFund VP Japan	319,810	471,101	790,911
ProFund VP Short Mid-Cap	2,006,930	145,865	2,152,795
ProFund VP Short Small-Cap	2,220,677	116,525	2,337,202
ProFund VP Short Dow 30	42,043	—	42,043
ProFund VP Short NASDAQ-100	8,608,539	489,238	9,097,777
ProFund VP Short International	1,397,073	—	1,397,073
ProFund VP Short Emerging Markets	915,499	—	915,499
ProFund VP UltraShort Dow 30	804,654	12,179	816,833
ProFund VP UltraShort NASDAQ-100	3,958,862	148,632	4,107,494
ProFund VP Telecommunications	—	49,772	49,772
ProFund VP Rising Rates Opportunity	23,002,625	322,912	23,325,537

The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

At June 30, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$57,768,304	$25,150,196	$(5,495,298)	$19,654,898
ProFund VP Mid-Cap	15,726,000	—	—	—
ProFund VP Small-Cap	9,327,779	971,279	(427,058)	544,221
ProFund VP Dow 30	268,000	—	—	—
ProFund VP NASDAQ-100	32,410,068	20,281,871	(2,375,861)	17,906,010
ProFund VP Large-Cap Value	16,453,002	5,927,990	(3,630,863)	2,297,127
ProFund VP Large-Cap Growth	14,961,743	12,145,079	(1,651,727)	10,493,352
ProFund VP Mid-Cap Value	17,432,250	4,516,133	(3,069,620)	1,446,513

338 :: Notes to Financial Statements :: June 30, 2016 (unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Mid-Cap Growth	$14,278,759	$5,879,866	$(1,972,118)	$3,907,748
ProFund VP Small-Cap Value	21,515,999	4,836,543	(3,857,240)	979,303
ProFund VP Small-Cap Growth	16,539,783	5,943,907	(1,876,062)	4,067,845
ProFund VP Asia 30	16,165,517	10,904,536	(6,012,033)	4,892,503
ProFund VP Europe 30	24,520,606	6,255,048	(8,032,772)	(1,777,724)
ProFund VP International	6,177,000	—	—	—
ProFund VP Emerging Markets	13,058,758	2,520,297	(2,244,793)	275,504
ProFund VP Japan	8,083,000	—	—	—
ProFund VP UltraBull	10,767,389	4,217,305	(781,399)	3,435,906
ProFund VP UltraMid-Cap	14,118,938	4,785,474	(1,930,535)	2,854,939
ProFund VP UltraSmall-Cap	10,671,235	2,690,656	(752,408)	1,938,248
ProFund VP UltraNASDAQ-100	29,208,887	19,987,152	(2,469,948)	17,517,204
ProFund VP Bear	11,180,000	—	—	—
ProFund VP Short Mid-Cap	363,000	—	—	—
ProFund VP Short Small-Cap	3,101,000	—	—	—
ProFund VP Short Dow 30	59,000	—	—	—
ProFund VP Short NASDAQ-100	3,584,000	—	—	—
ProFund VP Short International	2,939,000	—	—	—
ProFund VP Short Emerging Markets	2,193,000	—	—	—
ProFund VP UltraShort Dow 30	27,000	—	—	—
ProFund VP UltraShort NASDAQ-100	2,277,000	—	—	—
ProFund VP Banks	3,962,232	1,953,427	(2,792,297)	(838,870)
ProFund VP Basic Materials	15,401,065	7,516,580	(3,974,870)	3,541,710
ProFund VP Biotechnology	31,802,950	23,270,956	(10,565,794)	12,705,162
ProFund VP Consumer Goods	16,000,161	12,249,887	(2,040,896)	10,208,991
ProFund VP Consumer Services	16,963,327	14,307,038	(2,144,728)	12,162,310
ProFund VP Financials	21,770,527	14,277,770	(9,691,800)	4,585,970
ProFund VP Health Care	29,044,775	36,315,953	(5,628,096)	30,687,857
ProFund VP Industrials	13,288,994	6,490,392	(1,387,649)	5,102,743
ProFund VP Internet	6,850,565	5,953,248	(1,676,591)	4,276,657
ProFund VP Oil & Gas	34,384,192	26,238,747	(9,688,234)	16,550,513
ProFund VP Pharmaceuticals	9,087,563	7,037,918	(2,198,529)	4,839,389
ProFund VP Precious Metals	46,019,000	—	—	—
ProFund VP Real Estate	13,380,574	10,815,220	(3,085,191)	7,730,029
ProFund VP Semiconductor	1,038,006	1,006,853	(262,051)	744,802
ProFund VP Technology	6,919,749	10,683,879	(2,104,936)	8,578,943
ProFund VP Telecommunications	9,110,361	3,734,159	(1,339,127)	2,395,032
ProFund VP Utilities	37,473,904	25,634,193	(3,462,874)	22,171,319
ProFund VP U.S. Government Plus	43,384,496	788,910	—	788,910
ProFund VP Rising Rates Opportunity	12,300,000	—	—	—
ProFund VP Falling U.S. Dollar	559,000	—	—	—
ProFund VP Government Money Market	224,560,132	—	—	—

8. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

9. Additional Information and Money Market Reform

In July 2014, the SEC adopted money market reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund VP Government Money Market is required to comply with money market fund reform by the specified compliance dates in 2016.

As a result, the Board has approved changes for the ProFund VP Government Money Market to operate as a government money market fund. As a government money market fund, the ProFund VP Government Money Market will not be required to implement liquidity fees and redemption gates. A government money market fund is required to invest at least 99.5% of the fund’s total assets in cash, government securities, and /or repurchase agreements that are collateralized by these same securities.

June 30, 2016 (unaudited) :: Notes to Financial Statements :: 339

In order for the ProFund VP Government Money Market to operate as a government money market fund, the Board approved revisions to the investment policy relating to concentration (the “Concentration Policy”) such that the ProFund VP Government Money Market would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. This revision to the Concentration Policy in addition to the name change to ProFund VP Government Money Market took effect on May 2, 2016. Because the yield on government securities are generally lower than the yield on comparable non-government securities, the ProFund VP Government Money Market’s yield may decrease as more assets are invested in government securities.

10. Reverse Shares Splits

Effective October 20, 2014, the ProFund VP Short Small-Cap and ProFund VP Short NASDAQ-100 underwent a 1-for-5 reverse share split, the ProFund VP Short Dow 30 underwent a 1-for-6 reverse share split, the ProFund VP UltraShort Dow 30 underwent a 1-for-12 reverse share split, and the ProFund VP UltraShort NASDAQ-100 underwent a 1-for-14 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds VP or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

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Expense Examples

342 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If these fees were reflected, expenses would be higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2016.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2016.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1)	Ending Account Value 6/30/16	Expenses Paid During Period(1)
ProFund VP Bull	1.68%	$1,000.00	$1,027.10	$8.47	$1,016.51	$8.42
ProFund VP Mid-Cap	1.68%	1,000.00	1,068.90	8.64	1,016.51	8.42
ProFund VP Small-Cap	1.68%	1,000.00	1,015.20	8.42	1,016.51	8.42
ProFund VP Dow 30	1.56%	1,000.00	1,027.30	7.86	1,017.11	7.82
ProFund VP NASDAQ-100	1.68%	1,000.00	959.50	8.18	1,016.51	8.42
ProFund VP Large-Cap Value	1.68%	1,000.00	1,053.00	8.58	1,016.51	8.42
ProFund VP Large-Cap Growth	1.68%	1,000.00	1,006.10	8.38	1,016.51	8.42
ProFund VP Mid-Cap Value	1.68%	1,000.00	1,093.10	8.74	1,016.51	8.42
ProFund VP Mid-Cap Growth	1.68%	1,000.00	1,048.10	8.56	1,016.51	8.42
ProFund VP Small-Cap Value	1.68%	1,000.00	1,076.30	8.67	1,016.51	8.42
ProFund VP Small-Cap Growth	1.68%	1,000.00	1,030.00	8.48	1,016.51	8.42
ProFund VP Asia 30	1.68%	1,000.00	984.80	8.29	1,016.51	8.42
ProFund VP Europe 30	1.68%	1,000.00	1,006.50	8.38	1,016.51	8.42
ProFund VP International	1.68%	1,000.00	958.40	8.18	1,016.51	8.42
ProFund VP Emerging Markets	1.68%	1,000.00	1,072.60	8.66	1,016.51	8.42
ProFund VP Japan	1.68%	1,000.00	837.10	7.67	1,016.51	8.42
ProFund VP UltraBull	1.68%	1,000.00	1,046.60	8.55	1,016.51	8.42
ProFund VP UltraMid-Cap	1.68%	1,000.00	1,128.40	8.89	1,016.51	8.42
ProFund VP UltraSmall-Cap	1.68%	1,000.00	1,015.50	8.42	1,016.51	8.42
ProFund VP UltraNASDAQ-100	1.68%	1,000.00	905.60	7.96	1,016.51	8.42
ProFund VP Bear	1.68%	1,000.00	946.10	8.13	1,016.51	8.42
ProFund VP Short Mid-Cap	1.68%	1,000.00	910.40	7.98	1,016.51	8.42
ProFund VP Short Small-Cap	1.68%	1,000.00	948.70	8.14	1,016.51	8.42
ProFund VP Short Dow 30	1.68%	1,000.00	942.30	8.11	1,016.51	8.42
ProFund VP Short NASDAQ-100	1.68%	1,000.00	1,007.60	8.39	1,016.51	8.42
ProFund VP Short International	1.68%	1,000.00	996.90	8.34	1,016.51	8.42
ProFund VP Short Emerging Markets	1.68%	1,000.00	891.00	7.90	1,016.51	8.42
ProFund VP UltraShort Dow 30	1.68%	1,000.00	878.00	7.84	1,016.51	8.42
ProFund VP UltraShort NASDAQ-100	1.68%	1,000.00	996.80	8.34	1,016.51	8.42
ProFund VP Banks	1.68%	1,000.00	887.30	7.88	1,016.51	8.42

Expense Examples (unaudited) :: 343

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1)	Ending Account Value 6/30/16	Expenses Paid During Period(1)
ProFund VP Basic Materials	1.68%	$1,000.00	$1,078.10	$8.68	$1,016.51	$8.42
ProFund VP Biotechnology	1.59%	1,000.00	829.30	7.23	1,016.96	7.97
ProFund VP Consumer Goods	1.68%	1,000.00	1,069.60	8.64	1,016.51	8.42
ProFund VP Consumer Services	1.68%	1,000.00	991.60	8.32	1,016.51	8.42
ProFund VP Financials	1.68%	1,000.00	974.20	8.25	1,016.51	8.42
ProFund VP Health Care	1.68%	1,000.00	988.10	8.30	1,016.51	8.42
ProFund VP Industrials	1.68%	1,000.00	1,071.00	8.65	1,016.51	8.42
ProFund VP Internet	1.68%	1,000.00	959.50	8.18	1,016.51	8.42
ProFund VP Oil & Gas	1.68%	1,000.00	1,140.50	8.94	1,016.51	8.42
ProFund VP Pharmaceuticals	1.68%	1,000.00	1,027.10	8.47	1,016.51	8.42
ProFund VP Precious Metals	1.68%	1,000.00	2,078.90	12.86	1,016.51	8.42
ProFund VP Real Estate	1.68%	1,000.00	1,113.80	8.83	1,016.51	8.42
ProFund VP Semiconductor	1.68%	1,000.00	1,022.90	8.45	1,016.51	8.42
ProFund VP Technology	1.67%	1,000.00	983.40	8.24	1,016.56	8.37
ProFund VP Telecommunications	1.68%	1,000.00	1,226.80	9.30	1,016.51	8.42
ProFund VP Utilities	1.68%	1,000.00	1,228.10	9.31	1,016.51	8.42
ProFund VP U.S. Government Plus	1.38%	1,000.00	1,210.50	7.59	1,018.00	6.92
ProFund VP Rising Rates Opportunity	1.68%	1,000.00	804.70	7.54	1,016.51	8.42
ProFund VP Falling U.S. Dollar	1.68%	1,000.00	1,016.90	8.43	1,016.51	8.42
ProFund VP Government Money Market	0.27%	1,000.00	1,000.10	1.34	1,023.52	1.36

(1)           Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/16

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)         Not applicable.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable — only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	August 30, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 29, 2016

* Print the name and title of each signing officer under his or her signature.